As filed with the SEC on May 27, 2014

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-04419

TRANSAMERICA SERIES TRUST

(Exact Name of Registrant as Specified in Charter)

570 Carillon Parkway, St. Petersburg, Florida 33716

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (727) 299-1800

Dennis P. Gallagher, Esq. P.O. Box 9012, Clearwater, Florida 33758-9771

(Name and Address of Agent for Service)

Date of fiscal year end: December 31

Date of reporting period: January 1, 2014 – March 31, 2014

Item 1. Schedule of Investments.

The unaudited Schedules of Investments of Registrant as of March 31, 2014 are attached.

TRANSAMERICA SERIES TRUST

Quarterly Schedules of Investments

March 31, 2014

Transamerica Aegon Active Asset Allocation – Conservative VP

Transamerica Aegon Active Asset Allocation – Moderate Growth VP

Transamerica Aegon Active Asset Allocation – Moderate VP

Transamerica Aegon High Yield Bond VP

Transamerica Aegon Money Market VP

Transamerica Aegon U.S. Government Securities VP

Transamerica AllianceBernstein Dynamic Allocation VP

Transamerica Asset Allocation – Conservative VP

Transamerica Asset Allocation – Growth VP

Transamerica Asset Allocation – Moderate Growth VP

Transamerica Asset Allocation – Moderate VP

Transamerica Barrow Hanley Dividend Focused VP

Transamerica BlackRock Global Allocation VP

Transamerica BlackRock Tactical Allocation VP

Transamerica BNP Paribas Large Cap Growth VP

Transamerica Clarion Global Real Estate Securities VP

Transamerica Hanlon Income VP

Transamerica ING Balanced Allocation VP

Transamerica ING Conservative Allocation VP

Transamerica ING Intermediate Bond VP

Transamerica ING Large Cap Growth VP

Transamerica ING Limited Maturity Bond VP

Transamerica ING Mid Cap Opportunities VP

Transamerica ING Moderate Growth Allocation VP

Transamerica International Moderate Growth VP

Transamerica Janus Balanced VP

Transamerica Jennison Growth VP

Transamerica JPMorgan Core Bond VP

Transamerica JPMorgan Enhanced Index VP

Transamerica JPMorgan Mid Cap Value VP

Transamerica JPMorgan Tactical Allocation VP

Transamerica Legg Mason Dynamic Allocation – Balanced VP

Transamerica Legg Mason Dynamic Allocation – Growth VP

Transamerica Madison Balanced Allocation VP

Transamerica Madison Conservative Allocation VP

Transamerica Madison Diversified Income VP

Transamerica Market Participation Strategy VP

Transamerica MFS International Equity VP

Transamerica Morgan Stanley Capital Growth VP

Transamerica Morgan Stanley Mid-Cap Growth VP

Transamerica Multi-Managed Balanced VP

Transamerica Multi-Manager Alternative Strategies VP

Transamerica PIMCO Real Return TIPS VP

Transamerica PIMCO Tactical – Balanced VP

Transamerica PIMCO Tactical – Conservative VP

Transamerica PIMCO Tactical – Growth VP

Transamerica PIMCO Total Return VP

Transamerica ProFund UltraBear VP

Transamerica Systematic Small/Mid Cap Value VP

Transamerica T. Rowe Price Small Cap VP

Transamerica TS&W International Equity VP

Transamerica Vanguard ETF Portfolio – Aggressive Growth VP

Transamerica Vanguard ETF Portfolio – Balanced VP

Transamerica Vanguard ETF Portfolio – Conservative VP

Transamerica Vanguard ETF Portfolio – Growth VP

Transamerica WMC Diversified Growth II VP

Transamerica WMC Diversified Growth VP

Transamerica BlackRock Global Allocation VP invests all of its investable assets in BlackRock Global Allocation V.I. which is located in this report.

Transamerica Aegon Active Asset Allocation – Conservative VP

SCHEDULE OF INVESTMENTS

At March 31, 2014

(unaudited)

	Shares	Value
INVESTMENT COMPANIES - 99.4%
Capital Markets - 76.9%
Vanguard Extended Market ETF	40,039	$ 3,402,514
Vanguard FTSE Developed Markets ETF	229,612	9,476,087
Vanguard S&P 500 ETF	90,256	15,465,366
Vanguard Short-Term Bond ETF	1,226,805	98,267,081
Vanguard Short-Term Government Bond ETF	263,664	16,046,591
Vanguard Total Bond Market ETF	1,591,895	129,245,955
Vanguard Total Stock Market ETF	193,618	18,871,946
Emerging Markets - Equity - 3.1%
Vanguard FTSE Emerging Markets ETF (A)	289,923	11,765,076
Growth - Large Cap - 6.4%
Vanguard Growth ETF	259,761	24,282,458
Growth - Small Cap - 1.8%
Vanguard Small-Cap ETF (A)	59,946	6,770,901
Region Fund - Asian Pacific - 3.0%
Vanguard FTSE Pacific ETF	191,541	11,320,073
Region Fund - European - 1.5%
Vanguard FTSE Europe ETF	95,038	5,602,490
Value - Large Cap - 6.7%
Vanguard Value ETF	325,573	25,430,507

Total Investment Companies (cost $372,125,168)		375,947,045

SECURITIES LENDING COLLATERAL - 4.6%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.16% (B)	17,365,330	17,365,330

Total Securities Lending Collateral (cost $17,365,330)		17,365,330

	Principal	Value
REPURCHASE AGREEMENT - 0.7%
State Street Bank & Trust Co. 0.01% (B), dated 03/31/2014, to be repurchased at $2,719,313 on 04/01/2014. Collateralized by a U.S. Government Agency Obligation, 3.00%, due 07/25/2037, and with a value of $2,774,913.	$ 2,719,312	2,719,312

Total Repurchase Agreement (cost $2,719,312)		2,719,312

Total Investment Securities (cost $392,209,810) (C)		396,031,687
Other Assets and Liabilities - Net - (4.7)%		(17,758,561)

Net Assets - 100.0%		$ 378,273,126

The notes are an integral part of this report. Transamerica Series Trust	March 31, 2014 Form N-Q

Transamerica Aegon Active Asset Allocation – Conservative VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2014

(unaudited)

VALUATION SUMMARY: (D)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at March 31, 2014
ASSETS
Investment Securities
Investment Companies	$375,947,045	$—	$—	$375,947,045
Securities Lending Collateral	17,365,330	—	—	17,365,330
Repurchase Agreement	—	2,719,312	—	2,719,312

Total Investment Securities	$393,312,375	$2,719,312	$—	$396,031,687

NOTES TO SCHEDULE OF INVESTMENTS:

(A)	All or a portion of this security is on loan. The value of all securities on loan is $16,994,364. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(B)	Rate shown reflects the yield at March 31, 2014.
(C)	Aggregate cost for federal income tax purposes is $392,209,810. Aggregate gross unrealized appreciation and depreciation for all securities in which there is an excess of value over tax cost were $4,188,544 and $366,667, respectively. Net unrealized appreciation for tax purposes is $3,821,877.
(D)	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers between Levels 1 and 2 during the period ended March 31, 2014. See the notes to the schedules of investments for more information regarding pricing inputs and valuation techniques.

The notes are an integral part of this report. Transamerica Series Trust	March 31, 2014 Form N-Q

Transamerica Aegon Active Asset Allocation – Moderate Growth VP

SCHEDULE OF INVESTMENTS

At March 31, 2014

(unaudited)

	Shares	Value
INVESTMENT COMPANIES - 99.2%
Capital Markets - 60.1%
Vanguard Extended Market ETF (A)	109,457	$ 9,301,656
Vanguard FTSE Developed Markets ETF (A)	625,886	25,830,315
Vanguard S&P 500 ETF (A)	237,625	40,717,044
Vanguard Short-Term Bond ETF	1,095,999	87,789,520
Vanguard Short-Term Government Bond ETF (A)	303,754	18,486,468
Vanguard Total Bond Market ETF (A)	1,449,258	117,665,257
Vanguard Total Stock Market ETF	513,268	50,028,232
Emerging Markets - Equity - 5.4%
Vanguard FTSE Emerging Markets ETF (A)	777,295	31,542,631
Growth - Large Cap - 11.1%
Vanguard Growth ETF (A)	694,193	64,893,162
Growth - Small Cap - 3.1%
Vanguard Small-Cap ETF (A)	157,407	17,779,121
Region Fund - Asian Pacific - 5.3%
Vanguard FTSE Pacific ETF	522,749	30,894,466
Region Fund - European - 2.6%
Vanguard FTSE Europe ETF (A)	260,981	15,384,830
Value - Large Cap - 11.6%
Vanguard Value ETF (A)	860,831	67,239,509

Total Investment Companies (cost $570,078,113)		577,552,211

SECURITIES LENDING COLLATERAL - 10.7%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.16% (B)	61,999,313	61,999,313

Total Securities Lending Collateral (cost $61,999,313)		61,999,313

	Principal	Value
REPURCHASE AGREEMENT - 1.1%
State Street Bank & Trust Co. 0.01% (B), dated 03/31/2014, to be repurchased at $6,163,896 on 04/01/2014. Collateralized by a U.S. Government Agency Obligation, 3.00%, due 07/25/2037, and with a value of $6,290,444.	$ 6,163,894	6,163,894

Total Repurchase Agreement (cost $6,163,894)		6,163,894

Total Investment Securities (cost $638,241,320) (C)		645,715,418
Other Assets and Liabilities - Net - (11.0)%		(63,746,178)

Net Assets - 100.0%		$ 581,969,240

The notes are an integral part of this report. Transamerica Series Trust	March 31, 2014 Form N-Q

Transamerica Aegon Active Asset Allocation – Moderate Growth VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2014

(unaudited)

VALUATION SUMMARY: (D)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at March 31, 2014
ASSETS
Investment Securities
Investment Companies	$577,552,211	$—	$—	$577,552,211
Securities Lending Collateral	61,999,313	—	—	61,999,313
Repurchase Agreement	—	6,163,894	—	6,163,894

Total Investment Securities	$639,551,524	$6,163,894	$—	$645,715,418

NOTES TO SCHEDULE OF INVESTMENTS:

(A)	All or a portion of this security is on loan. The value of all securities on loan is $60,674,477. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(B)	Rate shown reflects the yield at March 31, 2014.
(C)	Aggregate cost for federal income tax purposes is $638,241,320. Aggregate gross unrealized appreciation and depreciation for all securities in which there is an excess of value over tax cost were $7,774,902 and $300,804, respectively. Net unrealized appreciation for tax purposes is $7,474,098.
(D)	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers between Levels 1 and 2 during the period ended March 31, 2014. See the notes to the schedules of investments for more information regarding pricing inputs and valuation techniques.

The notes are an integral part of this report. Transamerica Series Trust	March 31, 2014 Form N-Q

Transamerica Aegon Active Asset Allocation – Moderate VP

SCHEDULE OF INVESTMENTS

At March 31, 2014

(unaudited)

	Shares	Value
INVESTMENT COMPANIES - 99.2%
Capital Markets - 69.2%
Vanguard Extended Market ETF	160,802	$ 13,664,954
Vanguard FTSE Developed Markets ETF (A)	920,536	37,990,521
Vanguard S&P 500 ETF (A)	354,383	60,723,527
Vanguard Short-Term Bond ETF (A)	2,953,206	236,551,800
Vanguard Short-Term Government Bond ETF (A)	689,096	41,938,382
Vanguard Total Bond Market ETF (A)	3,844,251	312,114,739
Vanguard Total Stock Market ETF (A)	763,346	74,403,335
Emerging Markets - Equity - 4.1%
Vanguard FTSE Emerging Markets ETF (A)	1,150,789	46,699,018
Growth - Large Cap - 8.6%
Vanguard Growth ETF (A)	1,029,080	96,198,398
Growth - Small Cap - 2.4%
Vanguard Small-Cap ETF (A)	235,002	26,543,476
Region Fund - Asian Pacific - 4.0%
Vanguard FTSE Pacific ETF (A)	768,473	45,416,754
Region Fund - European - 2.0%
Vanguard FTSE Europe ETF (A)	382,724	22,561,580
Value - Large Cap - 8.9%
Vanguard Value ETF (A)	1,281,593	100,105,229

Total Investment Companies (cost $1,101,738,381)		1,114,911,713

SECURITIES LENDING COLLATERAL - 13.4%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.16% (B)	150,273,054	150,273,054

Total Securities Lending Collateral (cost $150,273,054)		150,273,054

	Principal	Value
REPURCHASE AGREEMENT - 1.2%
State Street Bank & Trust Co. 0.01% (B), dated 03/31/2014, to be repurchased at $12,861,348 on 04/01/2014. Collateralized by a U.S. Government Agency Obligation, 3.00%, due 07/25/2037, and with a value of $13,119,520.	$ 12,861,345	12,861,345

Total Repurchase Agreement (cost $12,861,345)		12,861,345

Total Investment Securities (cost $1,264,872,780) (C)		1,278,046,112
Other Assets and Liabilities - Net - (13.8)%		(154,616,151)

Net Assets - 100.0%		$ 1,123,429,961

The notes are an integral part of this report. Transamerica Series Trust	March 31, 2014 Form N-Q

Transamerica Aegon Active Asset Allocation – Moderate VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2014

(unaudited)

VALUATION SUMMARY: (D)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at March 31, 2014
ASSETS
Investment Securities
Investment Companies	$1,114,911,713	$—	$—	$1,114,911,713
Securities Lending Collateral	150,273,054	—	—	150,273,054
Repurchase Agreement	—	12,861,345	—	12,861,345

Total Investment Securities	$1,265,184,767	$12,861,345	$—	$1,278,046,112

NOTES TO SCHEDULE OF INVESTMENTS:

(A)	All or a portion of this security is on loan. The value of all securities on loan is $147,083,138. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(B)	Rate shown reflects the yield at March 31, 2014.
(C)	Aggregate cost for federal income tax purposes is $1,264,872,780. Aggregate gross unrealized appreciation and depreciation for all securities in which there is an excess of value over tax cost were $14,071,481 and $898,149, respectively. Net unrealized appreciation for tax purposes is $13,173,332.
(D)	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers between Levels 1 and 2 during the period ended March 31, 2014. See the notes to the schedules of investments for more information regarding pricing inputs and valuation techniques.

The notes are an integral part of this report. Transamerica Series Trust	March 31, 2014 Form N-Q

Transamerica Aegon High Yield Bond VP

SCHEDULE OF INVESTMENTS

At March 31, 2014

(unaudited)

	Principal	Value
PREFERRED CORPORATE DEBT SECURITY - 0.8%
Commercial Banks - 0.8%
Goldman Sachs Capital II
4.00%, 05/01/2014 (A) (B)	$ 3,403,000	$ 2,620,310

Total Preferred Corporate Debt Security (cost $2,495,907)		2,620,310

CORPORATE DEBT SECURITIES - 90.5%
Aerospace & Defense - 1.5%
Bombardier, Inc.
4.75%, 04/15/2019 - 144A	378,000	384,142
6.00%, 10/15/2022 - 144A	1,112,000	1,128,680
6.13%, 01/15/2023 - 144A (C)	470,000	474,700
7.50%, 03/15/2018 - 144A (C)	140,000	157,850
7.75%, 03/15/2020 - 144A (C)	716,000	801,920
Spirit AeroSystems, Inc.
5.25%, 03/15/2022 - 144A	164,000	164,820
6.75%, 12/15/2020	330,000	353,925
Triumph Group, Inc.
8.63%, 07/15/2018	1,437,000	1,523,220
Airlines - 2.2%
American Airlines Pass-Through Trust
5.63%, 01/15/2021 - 144A	485,355	496,276
6.00%, 01/15/2017 - 144A	200,000	205,500
Continental Airlines Pass-Through Certificates
6.13%, 04/29/2018	546,000	575,347
Continental Airlines Pass-Through Trust
5.50%, 04/29/2022	420,000	442,050
6.90%, 10/19/2023	1,304,984	1,413,428
Delta Air Lines, Inc., Pass-Through Trust
6.38%, 07/02/2017 - 144A	470,000	506,425
6.75%, 05/23/2017	494,000	533,520
U.S. Airways Pass-Through Trust
5.38%, 05/15/2023	216,000	218,700
6.25%, 10/22/2024	503,162	568,573
6.75%, 12/03/2022	443,263	478,724
9.13%, 10/01/2015	677,779	718,446
United Continental Holdings, Inc.
6.38%, 06/01/2018 (C)	244,000	263,215
US Airways Group, Inc.
6.13%, 06/01/2018 (C)	725,000	762,156
Auto Components - 0.5%
Dana Holding Corp.
6.00%, 09/15/2023 (C)	500,000	520,625
Goodyear Tire & Rubber Co.
6.50%, 03/01/2021	1,093,000	1,191,370
Automobiles - 1.6%
Chrysler Group LLC / CG Co.-Issuer, Inc.
8.00%, 06/15/2019 (C)	970,000	1,062,150
8.00%, 06/15/2019 - 144A	423,000	463,185
8.25%, 06/15/2021	430,000	486,437
8.25%, 06/15/2021 - 144A	423,000	478,519
Jaguar Land Rover Automotive PLC
4.13%, 12/15/2018 - 144A	400,000	409,500
5.63%, 02/01/2023 - 144A	1,150,000	1,198,875
8.13%, 05/15/2021 - 144A	937,000	1,063,495
Beverages - 0.6%
Cott Beverages, Inc.
8.13%, 09/01/2018	1,863,000	1,977,109

	Principal	Value
Building Products - 1.9%
Associated Materials LLC / AMH New Finance, Inc.
9.13%, 11/01/2017 (C)	$ 1,746,000	$ 1,837,665
Building Materials Holding Corp.
9.00%, 09/15/2018 - 144A	675,000	744,187
Euramax International, Inc.
9.50%, 04/01/2016	1,345,000	1,358,450
Griffon Corp.
5.25%, 03/01/2022 - 144A	1,255,000	1,242,450
Ply Gem Industries, Inc.
6.50%, 02/01/2022 - 144A (C)	1,123,000	1,134,230
Capital Markets - 0.2%
Credit Suisse Group AG
7.50%, 12/11/2023 - 144A (A) (B) (C)	600,000	651,750
Chemicals - 1.2%
Hexion US Finance Corp.
6.63%, 04/15/2020	2,160,000	2,235,600
Huntsman International LLC
8.63%, 03/15/2020 - 03/15/2021	1,291,000	1,431,520
NOVA Chemicals Corp.
8.63%, 11/01/2019	410,000	443,825
Commercial Banks - 2.4%
CIT Group, Inc.
4.25%, 08/15/2017	571,000	598,123
5.00%, 05/15/2017	165,000	176,344
5.25%, 03/15/2018	185,000	198,875
5.50%, 02/15/2019 - 144A	452,000	487,030
Citigroup, Inc.
5.90%, 02/15/2023 (A) (B)	1,152,000	1,128,240
5.95%, 01/30/2023 (A) (B) (C)	885,000	865,087
JPMorgan Chase & Co.
5.15%, 05/01/2023 (A) (B)	1,371,000	1,285,312
7.90%, 04/30/2018 (A) (B)	894,000	1,010,220
Royal Bank of Scotland Group PLC
6.00%, 12/19/2023	1,065,000	1,090,510
6.13%, 12/15/2022	1,173,000	1,228,456
Commercial Services & Supplies - 3.4%
Avis Budget Car Rental LLC / Avis Budget Finance, Inc.
8.25%, 01/15/2019	275,000	294,938
Ceridian Corp.
8.88%, 07/15/2019 - 144A	2,838,000	3,221,130
11.25%, 11/15/2015	1,173,000	1,181,797
12.25%, 11/15/2015
(Cash Rate: 12.25%) (D)	175,000	176,313
Hertz Corp.
5.88%, 10/15/2020 (C)	270,000	287,888
6.75%, 04/15/2019	1,800,000	1,928,250
United Rentals North America, Inc.
6.13%, 06/15/2023	300,000	318,000
7.38%, 05/15/2020	580,000	640,175
7.63%, 04/15/2022	2,425,000	2,719,031
8.25%, 02/01/2021	536,000	599,650
Computers & Peripherals - 0.9%
Dell, Inc.
5.40%, 09/10/2040 (C)	460,000	340,400
6.50%, 04/15/2038	454,000	382,495
7.10%, 04/15/2028 (C)	907,000	871,854
Seagate HDD Cayman
6.88%, 05/01/2020	294,000	319,358
7.00%, 11/01/2021	970,000	1,085,187
Construction & Engineering - 1.4%
Abengoa Finance SAU
7.75%, 02/01/2020 - 144A (C)	350,000	378,000

The notes are an integral part of this report. Transamerica Series Trust	March 31, 2014 Form N-Q

Transamerica Aegon High Yield Bond VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2014

(unaudited)

	Principal	Value
Construction & Engineering (continued)
Ashton Woods USA LLC / Ashton Woods Finance Co.
6.88%, 02/15/2021 - 144A	$ 692,000	$ 692,000
K Hovnanian Enterprises, Inc.
7.00%, 01/15/2019 - 144A (C)	567,000	581,175
7.25%, 10/15/2020 - 144A	485,000	526,225
7.50%, 05/15/2016	27,000	28,924
9.13%, 11/15/2020 - 144A	2,012,000	2,258,470
Construction Materials - 0.1%
Vulcan Materials Co.
7.15%, 11/30/2037	357,000	363,248
Consumer Finance - 1.9%
Ally Financial, Inc.
5.50%, 02/15/2017	1,000,000	1,085,000
7.50%, 09/15/2020	900,000	1,069,875
SLM Corp., Series MTN
4.88%, 06/17/2019	900,000	914,558
Springleaf Finance Corp.
6.00%, 06/01/2020	1,000,000	1,017,500
Springleaf Finance Corp., Series MTN
6.90%, 12/15/2017	1,931,000	2,119,273
Containers & Packaging - 1.4%
Graphic Packaging International, Inc.
7.88%, 10/01/2018	670,000	716,900
Packaging Dynamics Corp.
8.75%, 02/01/2016 - 144A	1,505,000	1,544,506
Sealed Air Corp.
6.88%, 07/15/2033 - 144A	224,000	225,120
8.13%, 09/15/2019 - 144A	395,000	441,413
8.38%, 09/15/2021 - 144A	498,000	573,322
Tekni-Plex, Inc.
9.75%, 06/01/2019 - 144A	1,005,000	1,140,675
Diversified Consumer Services - 0.5%
Service Corp., International
7.00%, 06/15/2017 - 05/15/2019	1,488,000	1,647,050
Diversified Financial Services - 3.3%
Bank of America Corp.
8.00%, 01/30/2018 (A) (B)	1,305,000	1,477,913
Denali Borrower LLC / Denali Finance Corp.
5.63%, 10/15/2020 - 144A (C)	3,022,000	3,074,885
General Motors Financial Co., Inc.
4.75%, 08/15/2017	720,000	769,500
General Motors Financial Co., Inc. (Escrow Shares)
7.20%, 01/15/2049 (E)	805,000	0
ILFC E-Capital Trust I
5.21%, 12/21/2065 - 144A (B) (C)	1,319,000	1,246,455
ING US, Inc.
5.65%, 05/15/2053 (B)	1,728,000	1,717,632
Nuveen Investments, Inc.
9.13%, 10/15/2017 - 144A	380,000	401,850
9.50%, 10/15/2020 - 144A (C)	2,089,000	2,224,785
Diversified Telecommunication Services - 9.0%
CenturyLink, Inc.
6.75%, 12/01/2023 (C)	534,000	566,708
7.60%, 09/15/2039	1,795,000	1,707,494
7.65%, 03/15/2042	3,536,000	3,337,100
Cincinnati Bell, Inc.
8.38%, 10/15/2020 (C)	1,176,000	1,287,720
Frontier Communications Corp.
7.63%, 04/15/2024	1,557,000	1,627,065
9.00%, 08/15/2031	2,199,000	2,248,477
Hughes Satellite Systems Corp.
6.50%, 06/15/2019	1,778,000	1,951,355
7.63%, 06/15/2021	1,040,000	1,172,600

	Principal	Value
Diversified Telecommunication Services (continued)
Intelsat Jackson Holdings SA
5.50%, 08/01/2023 - 144A	$ 1,719,000	$ 1,684,620
7.25%, 04/01/2019	650,000	698,750
Koninklijke KPN NV
7.00%, 03/28/2073 - 144A (B) (C)	375,000	388,029
Level 3 Communications, Inc.
8.88%, 06/01/2019 (C)	144,000	158,220
Level 3 Financing, Inc.
6.13%, 01/15/2021 - 144A	136,000	143,480
7.00%, 06/01/2020 (C)	1,575,000	1,706,906
8.13%, 07/01/2019	1,160,000	1,273,100
Sprint Capital Corp.
8.75%, 03/15/2032	1,401,000	1,541,100
Telecom Italia Capital SA
7.00%, 06/04/2018	915,000	1,037,381
Virgin Media Finance PLC
6.38%, 04/15/2023 - 144A (C)	1,840,000	1,950,400
Virgin Media Secured Finance PLC
6.50%, 01/15/2018	905,000	937,806
Wind Acquisition Finance SA
7.25%, 02/15/2018 - 144A	980,000	1,033,900
11.75%, 07/15/2017 - 144A	200,000	210,750
Windstream Corp.
7.75%, 10/15/2020 (C)	1,379,000	1,478,978
7.75%, 10/01/2021	1,475,000	1,585,625
Electric Utilities - 2.0%
Elwood Energy LLC
8.16%, 07/05/2026	1,673,106	1,840,416
Homer City Generation, LP
8.14%, 10/01/2019
(Cash Rate: 8.14%) (D)	331,366	349,591
8.73%, 10/01/2026
(Cash Rate: 8.73%) (D)	2,173,005	2,281,655
LSP Energy, LP (Escrow Shares)
8.16%, 07/15/2025 (E) (F)	1,250,000	13
Red Oak Power LLC
9.20%, 11/30/2029	1,980,000	2,148,300
Electronic Equipment & Instruments - 0.2%
Belden, Inc.
5.50%, 09/01/2022 - 144A	770,000	779,625
Energy Equipment & Services - 3.9%
El Paso LLC
7.25%, 06/01/2018 (C)	3,603,000	4,098,726
El Paso LLC, Series MTN
7.75%, 01/15/2032	759,000	811,772
7.80%, 08/01/2031	543,000	577,329
8.05%, 10/15/2030 (C)	134,000	142,806
NuStar Logistics, LP
4.80%, 09/01/2020	682,000	671,770
6.75%, 02/01/2021	650,000	702,813
8.15%, 04/15/2018	2,088,000	2,380,320
PHI, Inc.
5.25%, 03/15/2019 - 144A	632,000	638,320
Regency Energy Partners, LP / Regency Energy Finance Corp.
5.75%, 09/01/2020	1,800,000	1,872,000
5.88%, 03/01/2022	180,000	186,750
6.88%, 12/01/2018	843,000	896,741
Food & Staples Retailing - 0.8%
Rite Aid Corp.
6.75%, 06/15/2021 (C)	663,000	717,698
7.70%, 02/15/2027	743,000	806,155
10.25%, 10/15/2019	970,000	1,067,000

The notes are an integral part of this report. Transamerica Series Trust	March 31, 2014 Form N-Q

Transamerica Aegon High Yield Bond VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2014

(unaudited)

	Principal	Value
Food Products - 1.1%
ARAMARK Corp.
5.75%, 03/15/2020	$ 725,000	$ 765,781
JBS USA LLC / JBS USA Finance, Inc.
7.25%, 06/01/2021 - 144A	709,000	753,313
Post Holdings, Inc.
7.38%, 02/15/2022 - 144A	121,000	130,075
7.38%, 02/15/2022	1,942,000	2,087,650
Gas Utilities - 0.1%
Star Gas Partners, LP / Star Gas Finance Co.
8.88%, 12/01/2017	409,000	433,540
Health Care Equipment & Supplies - 1.5%
Biomet, Inc.
6.50%, 08/01/2020	1,485,000	1,599,345
Hologic, Inc.
6.25%, 08/01/2020	1,064,000	1,125,180
Mallinckrodt International Finance SA
3.50%, 04/15/2018 - 144A	1,157,000	1,139,716
4.75%, 04/15/2023 - 144A (C)	1,237,000	1,178,242
Health Care Providers & Services - 7.1%
CHS / Community Health Systems, Inc.
5.13%, 08/01/2021 - 144A	179,000	183,475
6.88%, 02/01/2022 - 144A	448,000	468,160
7.13%, 07/15/2020 (C)	2,061,000	2,236,185
8.00%, 11/15/2019	2,725,000	2,994,094
DaVita HealthCare Partners, Inc.
5.75%, 08/15/2022	954,000	1,014,817
6.38%, 11/01/2018 (C)	1,525,000	1,603,156
Fresenius Medical Care US Finance II, Inc.
5.63%, 07/31/2019 - 144A (C)	1,097,000	1,182,017
HCA Holdings, Inc.
6.25%, 02/15/2021	812,000	869,246
7.75%, 05/15/2021	860,000	948,150
HCA, Inc.
6.50%, 02/15/2020	570,000	638,400
7.50%, 02/15/2022 (C)	2,552,000	2,915,660
7.88%, 02/15/2020	900,000	958,050
HealthSouth Corp.
7.75%, 09/15/2022	1,707,000	1,869,165
LifePoint Hospitals, Inc.
5.50%, 12/01/2021 - 144A	431,000	447,163
6.63%, 10/01/2020	1,694,000	1,837,990
Tenet Healthcare Corp.
4.38%, 10/01/2021	255,000	246,075
5.00%, 03/01/2019 - 144A (C)	805,000	803,994
6.00%, 10/01/2020 - 144A	1,441,000	1,541,870
6.25%, 11/01/2018	105,000	115,828
8.13%, 04/01/2022	598,000	668,265
Hotels, Restaurants & Leisure - 4.5%
Caesars Entertainment Operating Co., Inc.
9.00%, 02/15/2020	458,000	411,055
10.00%, 12/15/2018 (C)	2,200,000	962,500
11.25%, 06/01/2017	285,000	274,313
12.75%, 04/15/2018	1,910,000	964,550
Caesars Entertainment Resort Properties LLC
8.00%, 10/01/2020 - 144A	463,000	487,308
Felcor Lodging, LP
5.63%, 03/01/2023 (C)	621,000	628,763
MGM Resorts International
6.63%, 12/15/2021 (C)	905,000	995,500
6.75%, 10/01/2020 (C)	285,000	315,994
10.00%, 11/01/2016	1,375,000	1,641,406
11.38%, 03/01/2018	1,405,000	1,815,962

	Principal	Value
Hotels, Restaurants & Leisure (continued)
MISA Investments, Ltd.
8.63%, 08/15/2018
(Cash Rate: 8.63%) - 144A (D)	$ 146,000	$ 150,380
NCL Corp., Ltd.
5.00%, 02/15/2018	242,000	251,075
Pinnacle Entertainment, Inc.
7.50%, 04/15/2021 (C)	1,755,000	1,899,787
PNK Finance Corp.
6.38%, 08/01/2021 - 144A	265,000	275,600
Seneca Gaming Corp.
8.25%, 12/01/2018 - 144A	1,178,000	1,260,460
Viking Cruises, Ltd.
8.50%, 10/15/2022 - 144A	1,201,000	1,363,135
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp.
7.75%, 08/15/2020 (C)	1,135,000	1,262,687
Household Durables - 4.3%
Beazer Homes USA, Inc.
6.63%, 04/15/2018 (C)	826,000	887,950
7.25%, 02/01/2023	1,728,000	1,805,760
7.50%, 09/15/2021	390,000	419,250
9.13%, 06/15/2018 - 05/15/2019	1,691,000	1,804,932
Jarden Corp.
7.50%, 05/01/2017 - 01/15/2020	1,946,000	2,156,020
KB Home
4.75%, 05/15/2019 (C)	445,000	448,338
7.25%, 06/15/2018	178,000	200,250
9.10%, 09/15/2017	1,540,000	1,817,200
Meritage Homes Corp.
4.50%, 03/01/2018	641,000	657,025
7.00%, 04/01/2022	742,000	818,055
7.15%, 04/15/2020	1,327,000	1,479,605
PulteGroup, Inc.
6.13%, 11/15/2049 (E)	690,000	0
Standard Pacific Corp.
6.25%, 12/15/2021 (C)	615,000	654,975
Tempur Sealy International, Inc.
6.88%, 12/15/2020 (C)	937,000	1,024,844
Household Products - 1.7%
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC
5.75%, 10/15/2020	319,000	334,153
6.88%, 02/15/2021 (C)	100,000	108,000
7.13%, 04/15/2019	2,695,000	2,849,962
9.88%, 08/15/2019	1,000,000	1,117,500
Sun Products Corp.
7.75%, 03/15/2021 - 144A (C)	1,317,000	1,119,450
Independent Power Producers & Energy Traders - 2.6%
AES Corp.
5.50%, 03/15/2024	225,000	223,313
Calpine Corp.
7.50%, 02/15/2021 - 144A	1,195,000	1,305,537
7.88%, 07/31/2020 - 144A (C)	720,000	792,000
7.88%, 01/15/2023 - 144A	939,000	1,051,680
NRG Energy, Inc.
6.25%, 07/15/2022 - 144A	300,000	309,000
7.63%, 01/15/2018	1,175,000	1,318,937
7.88%, 05/15/2021 (C)	2,855,000	3,140,500
8.25%, 09/01/2020 (C)	400,000	439,000
Insurance - 1.2%
Lincoln National Corp.
7.00%, 05/17/2066 (B)	2,928,000	3,001,200
Prudential Financial, Inc.
5.20%, 03/15/2044 (B) (C)	913,000	906,152

The notes are an integral part of this report. Transamerica Series Trust	March 31, 2014 Form N-Q

Transamerica Aegon High Yield Bond VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2014

(unaudited)

	Principal	Value
IT Services - 1.1%
SunGard Data Systems, Inc.
6.63%, 11/01/2019	$ 432,000	$ 456,840
7.38%, 11/15/2018	238,000	252,280
7.63%, 11/15/2020	2,154,000	2,361,323
Unisys Corp.
6.25%, 08/15/2017 (C)	604,000	659,115
Media - 7.7%
Cablevision Systems Corp.
5.88%, 09/15/2022 (C)	1,114,000	1,136,280
7.75%, 04/15/2018	1,668,000	1,905,690
8.00%, 04/15/2020 (C)	684,000	797,715
CCO Holdings LLC / CCO Holdings Capital Corp.
5.13%, 02/15/2023	780,000	750,750
5.25%, 09/30/2022 (C)	825,000	814,687
5.75%, 01/15/2024 (C)	2,041,000	2,025,692
6.50%, 04/30/2021	550,000	583,000
Cequel Communications Holdings I LLC / Cequel Capital Corp.
6.38%, 09/15/2020 - 144A	988,000	1,032,460
Clear Channel Worldwide Holdings, Inc.
6.50%, 11/15/2022	2,457,000	2,625,919
7.63%, 03/15/2020	1,818,000	1,962,315
DISH DBS Corp.
4.63%, 07/15/2017 (C)	1,330,000	1,416,450
5.00%, 03/15/2023 (C)	207,000	208,553
5.88%, 07/15/2022 (C)	1,044,000	1,114,470
7.88%, 09/01/2019	800,000	946,000
Griffey Intermediate, Inc. / Griffey Finance Sub LLC
7.00%, 10/15/2020 - 144A (C)	726,000	633,435
Nara Cable Funding, Ltd.
8.88%, 12/01/2018 - 144A	605,000	658,694
Regal Entertainment Group
5.75%, 03/15/2022	1,072,000	1,104,160
5.75%, 06/15/2023 (C)	810,000	822,150
Unitymedia Hessen GmbH & Co. KG / Unitymedia NRW GmbH
7.50%, 03/15/2019 - 144A	961,000	1,042,685
Univision Communications, Inc.
6.88%, 05/15/2019 - 144A	346,000	371,950
7.88%, 11/01/2020 - 144A	1,970,000	2,176,850
8.50%, 05/15/2021 - 144A	1,450,000	1,605,875
Metals & Mining - 0.3%
ArcelorMittal
7.50%, 10/15/2039	1,055,000	1,090,606
Multiline Retail - 0.2%
Brookstone Co., Inc.
13.00%, 10/15/2014 - 144A (F)	706,000	370,650
JC Penney Corp., Inc.
7.40%, 04/01/2037 (C)	340,000	263,500
Oil, Gas & Consumable Fuels - 3.7%
BreitBurn Energy Partners, LP / BreitBurn Finance Corp.
7.88%, 04/15/2022	679,000	735,018
Chesapeake Energy Corp.
6.13%, 02/15/2021	867,000	945,030
6.63%, 08/15/2020 (C)	727,000	816,057
Continental Resources, Inc.
7.13%, 04/01/2021	350,000	395,938
Energy XXI Gulf Coast, Inc.
7.50%, 12/15/2021 - 144A	1,036,000	1,085,210

	Principal	Value
Oil, Gas & Consumable Fuels (continued)
Linn Energy LLC / Linn Energy Finance Corp.
7.25%, 11/01/2019 - 144A	$ 1,563,000	$ 1,629,427
7.75%, 02/01/2021	900,000	967,500
8.63%, 04/15/2020	770,000	836,412
Newfield Exploration Co.
5.75%, 01/30/2022	600,000	637,500
6.88%, 02/01/2020	475,000	505,875
Plains Exploration & Production Co.
6.75%, 02/01/2022	2,285,000	2,524,925
SM Energy Co.
6.50%, 11/15/2021 - 01/01/2023	1,110,000	1,195,050
Paper & Forest Products - 0.7%
Ainsworth Lumber Co., Ltd.
7.50%, 12/15/2017 - 144A	447,000	477,173
Boise Cascade Co.
6.38%, 11/01/2020	1,117,000	1,197,982
Exopack Holdings SA
7.88%, 11/01/2019 - 144A	550,000	583,000
Personal Products - 0.6%
First Quality Finance Co., Inc.
4.63%, 05/15/2021 - 144A	820,000	797,450
Revlon Consumer Products Corp.
5.75%, 02/15/2021 (C)	1,148,000	1,153,740
Pharmaceuticals - 1.1%
Salix Pharmaceuticals, Ltd.
6.00%, 01/15/2021 - 144A	363,000	387,503
Valeant Pharmaceuticals International, Inc.
6.88%, 12/01/2018 - 144A	2,450,000	2,603,125
7.00%, 10/01/2020 - 144A	300,000	324,750
7.50%, 07/15/2021 - 144A	230,000	258,750
Real Estate Investment Trusts - 0.6%
Host Hotels & Resorts, LP
5.88%, 06/15/2019	1,150,000	1,245,828
6.00%, 10/01/2021	500,000	564,918
Real Estate Management & Development - 0.8%
Algeco Scotsman Global Finance PLC
8.50%, 10/15/2018 - 144A (C)	2,510,000	2,742,175
Road & Rail - 1.4%
Aviation Capital Group Corp.
4.63%, 01/31/2018 - 144A	431,000	448,166
6.75%, 04/06/2021 - 144A	1,780,000	1,963,787
7.13%, 10/15/2020 - 144A	90,000	100,922
Avis Budget Car Rental LLC / Avis Budget Finance, Inc.
5.50%, 04/01/2023	325,000	327,438
9.75%, 03/15/2020	1,545,000	1,778,681
Semiconductors & Semiconductor Equipment - 0.7%
Entegris, Inc.
6.00%, 04/01/2022 - 144A (G)	223,000	228,018
Freescale Semiconductor, Inc.
5.00%, 05/15/2021 - 144A (C)	629,000	641,580
6.00%, 01/15/2022 - 144A	1,250,000	1,326,562
NXP BV / NXP Funding LLC
3.75%, 06/01/2018 - 144A	250,000	251,250
Software - 1.8%
First Data Corp.
6.75%, 11/01/2020 - 144A	2,779,000	2,987,425
7.38%, 06/15/2019 - 144A	153,000	164,475
8.75%, 01/15/2022 - 144A
(Cash Rate: 8.75%) (C) (D)	1,183,000	1,292,427
8.88%, 08/15/2020 - 144A	396,000	438,570
11.75%, 08/15/2021	992,000	1,041,600
Interface Security Systems Holdings, Inc. / Interface Security Systems LLC
9.25%, 01/15/2018 - 144A	138,000	138,000

The notes are an integral part of this report. Transamerica Series Trust	March 31, 2014 Form N-Q

Transamerica Aegon High Yield Bond VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2014

(unaudited)

	Principal	Value
Specialty Retail - 0.9%
Claire’s Stores, Inc.
6.13%, 03/15/2020 - 144A (C)	$ 490,000	$ 459,375
7.75%, 06/01/2020 - 144A	83,000	63,910
9.00%, 03/15/2019 - 144A (C)	1,877,000	1,949,734
L Brands, Inc.
7.60%, 07/15/2037 (C)	619,000	659,235
Textiles, Apparel & Luxury Goods - 0.6%
Levi Strauss & Co.
6.88%, 05/01/2022	1,941,000	2,130,248
Transportation Infrastructure - 0.3%
syncreon Group BV / syncreon Global Finance US, Inc.
8.63%, 11/01/2021 - 144A	975,000	1,016,438
Wireless Telecommunication Services - 3.0%
Cricket Communications, Inc.
7.75%, 10/15/2020 (C)	778,000	889,254
Softbank Corp.
4.50%, 04/15/2020 - 144A	1,511,000	1,503,445
Sprint Communications, Inc.
9.00%, 11/15/2018 - 144A	1,325,000	1,619,812
Sprint Corp.
7.13%, 06/15/2024 - 144A	540,000	567,000
7.88%, 09/15/2023 - 144A	3,040,000	3,344,000
T-Mobile USA, Inc.
6.13%, 01/15/2022	566,000	592,885
6.63%, 04/01/2023 (C)	1,500,000	1,590,000

Total Corporate Debt Securities (cost $289,573,115)		300,691,172

CONVERTIBLE BOND - 0.3%
Diversified Telecommunication Services - 0.3%
Level 3 Financing, Inc.
8.63%, 07/15/2020	1,000,000	1,121,250

Total Convertible Bond (cost $1,036,688)		1,121,250

LOAN ASSIGNMENTS - 0.8%
Communications Equipment - 0.1%
Sorenson Communications, 1st Lien Term
11.50%, 10/31/2014 (B)	297,750	298,495
Energy Equipment & Services - 0.4%
Stallion Oilfield Holdings, Inc., Term Loan B
8.00%, 06/19/2018 (B)	1,405,901	1,435,776
Health Care Equipment & Supplies - 0.1%
Atkore International, Inc. 1st Lien Term Loan
— , 03/26/2021 (H)	330,000	329,381
Paper & Forest Products - 0.2%
Exopack Holdings LLC, New Term Loan B
5.25%, 05/08/2019 (B)	527,678	533,614

Total Loan Assignments (cost $2,545,118)		2,597,266

	Shares	Value
PREFERRED STOCKS - 2.1%
Capital Markets - 0.2%
Goldman Sachs Group, Inc. - Series J, 5.50% (B)	19,688	469,362
Morgan Stanley, 6.88% (B)	9,025	233,928

	Shares	Value
Commercial Banks - 0.6%
Citigroup, Inc. - Series K, 6.88% (B) (C)	18,000	$ 469,260
GMAC Capital Trust I - Series 2, 8.13% (B)	50,500	1,378,650
Consumer Finance - 1.1%
Ally Financial, Inc. - Series A, 8.50% (B)	94,075	2,572,951
Ally Financial, Inc. - Series G 144A, 7.00%	1,077	1,063,740
Insurance - 0.2%
Hartford Financial Services Group, Inc., 7.88% (B) (C)	22,617	669,915

Total Preferred Stocks (cost $5,757,514)		6,857,806

COMMON STOCKS - 0.4%
Automobiles - 0.1%
General Motors Co.	3,466	119,300
Motors Liquidation Co. GUC Trust (C) (I)	826	23,830
Independent Power Producers & Energy Traders - 0.3%
Dynegy, Inc. - Class A (C) (I)	44,368	1,106,538

Total Common Stocks (cost $1,355,314)		1,249,668

WARRANTS - 0.0% (J)
Automobiles - 0.0% (J)
General Motors Co., Class A (I)
Expiration: 07/10/2016
Exercise Price: $10.00	216	5,368
General Motors Co., Class A (I)
Expiration: 07/10/2019
Exercise Price: $18.33	216	3,771

Total Warrants (cost $0)		9,139

SECURITIES LENDING COLLATERAL - 17.7%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.16% (K)	58,964,508	58,964,508

Total Securities Lending Collateral (cost $58,964,508)		58,964,508

	Principal	Value
REPURCHASE AGREEMENT - 3.5%
State Street Bank & Trust Co. 0.01% (K), dated 03/31/2014, to be repurchased at $11,750,407 on 04/01/2014. Collateralized by U.S. Government Agency Obligations, 2.50%, due 01/01/2033, and with a total value of $11,988,290.	$ 11,750,404	11,750,404

Total Repurchase Agreement (cost $11,750,404)		11,750,404

Total Investment Securities (cost $373,478,568) (L)		385,861,523
Other Assets and Liabilities - Net - (16.1)%		(53,428,119)

Net Assets - 100.0%		$ 332,433,404

The notes are an integral part of this report. Transamerica Series Trust	March 31, 2014 Form N-Q

Transamerica Aegon High Yield Bond VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2014

(unaudited)

VALUATION SUMMARY: (M)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at March 31, 2014
ASSETS
Investment Securities
Preferred Corporate Debt Security	$—	$2,620,310	$—	$2,620,310
Corporate Debt Securities
Aerospace & Defense	—	4,989,257	—	4,989,257
Airlines	—	7,182,360	—	7,182,360
Auto Components	—	1,711,995	—	1,711,995
Automobiles	—	5,162,161	—	5,162,161
Beverages	—	1,977,109	—	1,977,109
Building Products	—	6,316,982	—	6,316,982
Capital Markets	—	651,750	—	651,750
Chemicals	—	4,110,945	—	4,110,945
Commercial Banks	—	8,068,197	—	8,068,197
Commercial Services & Supplies	—	11,367,172	—	11,367,172
Computers & Peripherals	—	2,999,294	—	2,999,294
Construction & Engineering	—	4,464,794	—	4,464,794
Construction Materials	—	363,248	—	363,248
Consumer Finance	—	6,206,206	—	6,206,206
Containers & Packaging	—	4,641,936	—	4,641,936
Diversified Consumer Services	—	1,647,050	—	1,647,050
Diversified Financial Services	—	10,913,020	0	10,913,020
Diversified Telecommunication Services	—	29,727,564	—	29,727,564
Electric Utilities	—	6,619,962	13	6,619,975
Electronic Equipment & Instruments	—	779,625	—	779,625
Energy Equipment & Services	—	12,979,347	—	12,979,347
Food & Staples Retailing	—	2,590,853	—	2,590,853
Food Products	—	3,736,819	—	3,736,819
Gas Utilities	—	433,540	—	433,540
Health Care Equipment & Supplies	—	5,042,483	—	5,042,483
Health Care Providers & Services	—	23,541,760	—	23,541,760
Hotels, Restaurants & Leisure	—	14,960,475	—	14,960,475
Household Durables	—	14,174,204	0	14,174,204
Household Products	—	5,529,065	—	5,529,065
Independent Power Producers & Energy Traders	—	8,579,967	—	8,579,967
Insurance	—	3,907,352	—	3,907,352
IT Services	—	3,729,558	—	3,729,558
Media	—	25,735,780	—	25,735,780
Metals & Mining	—	1,090,606	—	1,090,606
Multiline Retail	—	634,150	—	634,150
Oil, Gas & Consumable Fuels	—	12,273,942	—	12,273,942
Paper & Forest Products	—	2,258,155	—	2,258,155
Personal Products	—	1,951,190	—	1,951,190
Pharmaceuticals	—	3,574,128	—	3,574,128
Real Estate Investment Trusts	—	1,810,746	—	1,810,746
Real Estate Management & Development	—	2,742,175	—	2,742,175
Road & Rail	—	4,618,994	—	4,618,994
Semiconductors & Semiconductor Equipment	—	2,447,410	—	2,447,410
Software	—	6,062,497	—	6,062,497
Specialty Retail	—	3,132,254	—	3,132,254
Textiles, Apparel & Luxury Goods	—	2,130,248	—	2,130,248
Transportation Infrastructure	—	1,016,438	—	1,016,438
Wireless Telecommunication Services	—	10,106,396	—	10,106,396
Convertible Bond	—	1,121,250	—	1,121,250
Loan Assignments	—	2,597,266	—	2,597,266
Preferred Stocks	6,857,806	—	—	6,857,806
Common Stocks	1,249,668	—	—	1,249,668
Warrants	9,139	—	—	9,139
Securities Lending Collateral	58,964,508	—	—	58,964,508
Repurchase Agreement	—	11,750,404	—	11,750,404

Total Investment Securities	$67,081,121	$318,780,389	$13	$385,861,523

Level 3 Rollforward - Investment Securities

Securities	Beginning Balance at December 31, 2013	Purchases	Sales	Accrued Discounts (Premiums)	Total Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at March 31, 2014 (N)	Net Change in Unrealized Appreciation (Depreciation) on Investments Held at March 31, 2014
Corporate Debt Securities	$13	$—	$—	$—	$—	$—	$—	$—	$13	$—

NOTES TO SCHEDULE OF INVESTMENTS:

(A)	The security has a perpetual maturity. The date shown is the next call date.
(B)	Floating or variable rate note. Rate is listed as of March 31, 2014.
(C)	All or a portion of this security is on loan. The value of all securities on loan is $57,759,665. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.

The notes are an integral part of this report. Transamerica Series Trust	March 31, 2014 Form N-Q

Transamerica Aegon High Yield Bond VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2014

(unaudited)

NOTES TO SCHEDULE OF INVESTMENTS (continued):

(D)	Payment in-kind. Securities pay interest or dividends in the form of additional bonds or preferred stock. If a security makes cash payment in addition to in-kind, the cash rate is disclosed separately.
(E)	Fair valued as determined in good faith in accordance with procedures established by the Board of Trustees. Total aggregate fair value of securities is $13, or less than 0.01% of the portfolio’s net assets.
(F)	Illiquid. Total aggregate fair value of illiquid securities is $370,663, or 0.11% of the portfolio’s net assets.
(G)	When-issued security. A conditional transaction in a security authorized for issuance, but not yet issued.
(H)	All or a portion of this security represents unsettled loan commitments at March 31, 2014 where the rate will be determined at time of settlement.
(I)	Non-income producing security.
(J)	Percentage rounds to less than 0.1%.
(K)	Rate shown reflects the yield at March 31, 2014.
(L)	Aggregate cost for federal income tax purposes is $373,478,568. Aggregate gross unrealized appreciation and depreciation for all securities in which there is an excess of value over tax cost were $15,495,303 and $3,112,348, respectively. Net unrealized appreciation for tax purposes is $12,382,955.
(M)	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers between Levels 1 and 2 during the period ended March 31, 2014. See the notes to the schedules of investments for more information regarding pricing inputs and valuation techniques.
(N)	Level 3 securities were not considered significant to the portfolio.

DEFINITIONS:

144A	144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2014, these securities aggregated $93,845,042, or 28.23% of the portfolio’s net assets.
MTN	Medium Term Note

The notes are an integral part of this report. Transamerica Series Trust	March 31, 2014 Form N-Q

Transamerica Aegon Money Market VP

SCHEDULE OF INVESTMENTS

At March 31, 2014

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITY - 3.0%
Commercial Banks - 3.0%
Korea Development Bank, Series MTN
0.59%, 01/16/2015 - 144A (A)	$ 18,000,000	$ 18,000,000

Total Corporate Debt Security (cost $18,000,000)		18,000,000

CERTIFICATES OF DEPOSIT - 37.7%
Commercial Banks - 34.1%
Bank of America
0.26%, 05/28/2014 (B)	12,000,000	12,000,000
Bank of Nova Scotia
0.24%, 04/09/2014 (B)	10,000,000	10,000,000
0.27%, 08/05/2014 (B)	4,000,000	4,000,000
Bank of Tokyo-Mitsubishi UFJ, Ltd.
0.10%, 04/03/2014 (B)	15,100,000	15,100,000
0.34%, 06/20/2014 (B)	15,000,000	15,000,000
Barclays Bank PLC
0.60%, 04/02/2014 - 144A (B) (C)	14,000,000	14,000,000
Commonwealth Bank of Australia
0.22%, 11/24/2014 - 144A (B)	13,000,000	13,000,000
0.23%, 05/15/2014 - 144A (B)	7,500,000	7,500,159
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
0.24%, 04/22/2014 (B)	7,500,000	7,500,092
0.37%, 07/11/2014 (B)	20,000,000	20,000,000
Credit Suisse
0.19%, 05/27/2014 (B)	6,000,000	6,000,000
Deutsche Bank AG
0.25%, 06/20/2014 (B)	15,000,000	15,000,000
Mizuho Bank, Ltd.
0.15%, 05/05/2014 (B)	7,500,000	7,500,000
National Australia Bank, Ltd.
0.22%, 10/23/2014 (B)	7,250,000	7,250,024
PNC Bank NA
0.30%, 12/03/2014 (B)	10,000,000	10,000,000
Sumitomo Mitsui Banking Corp.
0.08%, 04/04/2014 (B)	15,000,000	15,000,000
US Bank
0.10%, 04/01/2014 (B)	28,000,000	28,000,000
Consumer Finance - 3.6%
Alpine Securitization Corp.
0.19%, 05/20/2014 (B)	8,000,000	8,000,000
Toyota Motor Credit
0.19%, 04/28/2014 (B)	14,000,000	14,000,000

Total Certificates of Deposit (cost $228,850,275)		228,850,275

COMMERCIAL PAPER - 43.8%
Chemicals - 0.4%
Ecolab, Inc.
0.23%, 04/14/2014 - 144A (B)	2,800,000	2,799,767
Commercial Banks - 19.8%
HSBC USA, Inc.
0.24%, 08/28/2014 (B)	8,000,000	7,992,053
Korea Development Bank
0.41%, 05/02/2014 (B)	8,000,000	7,997,245
Mizuho Funding LLC
0.20%, 04/07/2014 - 144A (B)	5,000,000	4,999,838
0.24%, 07/01/2014 - 144A (B)	12,500,000	12,492,575
PNC Bank NA
0.27%, 07/31/2014 (B)	9,000,000	8,991,833

	Principal	Value
Commercial Banks (continued)
Skandinaviska Enskilda Banken AB
0.25%, 05/27/2014 - 09/23/2014 - 144A (B)	$ 20,000,000	$ 19,983,958
0.26%, 06/17/2014 - 144A (B)	3,000,000	2,998,332
Societe Generale North America, Inc.
0.03%, 04/04/2014 (B)	14,300,000	14,299,964
Standard Chartered Bank
0.28%, 09/02/2014 - 144A (B)	20,000,000	19,976,044
Standard Chartered PLC
1.18%, 05/12/2014 - 144A (B)	6,500,000	6,506,422
Sumitomo Mitsui Banking Corp.
0.24%, 08/05/2014 - 144A (B)	14,000,000	13,988,240
Diversified Financial Services - 20.7%
BNP Paribas Finance, Inc.
0.07%, 04/02/2014 (B)	19,700,000	19,699,962
Chariot Funding LLC
0.30%, 07/17/2014 - 144A (B)	6,500,000	6,494,204
Collateralized Commercial Paper II Co. LLC
0.40%, 06/03/2014 - 144A (B)	21,000,000	20,985,300
Gemini Securitization Corp. LLC
0.22%, 05/29/2014 - 144A (B)	10,000,000	9,996,455
ING US Funding LLC
0.20%, 04/07/2014 (B)	10,000,000	9,999,667
Jupiter Securitization Co. LLC
0.28%, 10/30/2014 - 144A (B)	11,500,000	11,481,038
0.30%, 07/28/2014 - 144A (B)	10,000,000	9,990,167
Kells Funding LLC
0.24%, 04/16/2014 (B)	10,000,000	9,999,000
Mont Blanc Capital Corp.
0.20%, 06/11/2014 - 144A (B)	10,000,000	9,996,056
Thunder Bay Funding LLC
0.23%, 04/24/2014 - 144A (B)	7,000,000	6,998,971
Victory Receivables Corp.
0.17%, 04/04/2014 - 144A (B)	10,000,000	9,999,858
Electric Utilities - 2.4%
American Electric Power Co., Inc.
0.20%, 05/05/2014 - 144A (B)	2,500,000	2,499,528
Duke Energy Corp.
0.23%, 04/14/2014 - 144A (B)	3,000,000	2,999,751
OGE Energy Corp.
0.23%, 04/01/2014 - 144A (B)	3,000,000	3,000,000
Pacific Gas & Electric Co.
0.23%, 04/01/2014 - 144A (B)	3,000,000	3,000,000
Southern Co. Funding Corp.
0.15%, 04/08/2014 - 144A (B)	3,000,000	2,999,912
Multi-Utilities - 0.5%
Dominion Resources, Inc.
0.23%, 04/01/2014 - 144A (B)	3,000,000	3,000,000

Total Commercial Paper (cost $266,166,140)		266,166,140

DEMAND NOTE - 2.5%
Commercial Banks - 2.5%
Goldman Sachs Co. Promissory Note
0.44%, 04/14/2014 (C)	15,250,000	15,250,000

Total Demand Note (cost $15,250,000)		15,250,000

SHORT-TERM U.S. GOVERNMENT OBLIGATIONS - 4.9%
U.S. Treasury Bill
0.07%, 04/24/2014 (B)	20,000,000	19,999,176
0.09%, 06/26/2014 (B)	10,000,000	9,997,934

Total Short-Term U.S. Government Obligations (cost $29,997,110)		29,997,110

The notes are an integral part of this report. Transamerica Series Trust	March 31, 2014 Form N-Q

Transamerica Aegon Money Market VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2014

(unaudited)

	Principal	Value
SHORT-TERM U.S. GOVERNMENT AGENCY OBLIGATIONS - 3.9%
Freddie Mac
0.06%, 04/25/2014 - 05/02/2014 (B)	$ 16,000,000	$ 15,999,251
0.09%, 04/11/2014 (B)	8,000,000	7,999,800

Total Short-Term U.S. Government Agency Obligations (cost $23,999,051)		23,999,051

REPURCHASE AGREEMENTS - 3.6%
Barclays Capital, Inc. 0.07% (B), dated 03/31/2014, to be repurchased at $21,400,042 on 04/01/2014. Collateralized by U.S. Government Agency Obligations, 5.80% - 6.04%, due 08/15/2043 - 03/16/2044, and with a total value of $21,828,000.	21,400,000	21,400,000
State Street Bank & Trust Co. 0.01% (B), dated 03/31/2014, to be repurchased at $176,708 on 04/01/2014. Collateralized by a U.S. Government Agency Obligation, 3.50%, due 02/25/2042, and with a value of $181,065.	176,708	176,708

Total Repurchase Agreements (cost $21,576,708)		21,576,708

Total Investment Securities (cost $603,839,284) (D)		603,839,284
Other Assets and Liabilities - Net - 0.6%		3,448,394

Net Assets - 100.0%		$ 607,287,678

VALUATION SUMMARY: (E)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at March 31, 2014
ASSETS
Investment Securities
Corporate Debt Security	$—	$18,000,000	$—	$18,000,000
Certificates of Deposit	—	228,850,275	—	228,850,275
Commercial Paper	—	266,166,140	—	266,166,140
Demand Note	—	15,250,000	—	15,250,000
Short-Term U.S. Government Obligations	—	29,997,110	—	29,997,110
Short-Term U.S. Government Agency Obligations	—	23,999,051	—	23,999,051
Repurchase Agreements	—	21,576,708	—	21,576,708

Total Investment Securities	$—	$603,839,284	$—	$603,839,284

NOTES TO SCHEDULE OF INVESTMENTS:

(A)	Floating or variable rate note. Rate is listed as of March 31, 2014.
(B)	Rate shown reflects the yield at March 31, 2014.
(C)	Illiquid. Total aggregate fair value of illiquid securities is $29,250,000, or 4.82% of the portfolio’s net assets.
(D)	Aggregate cost for federal income tax purposes is $603,839,284.
(E)	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers between Levels 1 and 2 during the period ended March 31, 2014. See the notes to the schedules of investments for more information regarding pricing inputs and valuation techniques.

DEFINITIONS:

144A	144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2014, these securities aggregated $239,686,575, or 39.47% of the portfolio’s net assets.
MTN	Medium Term Note

The notes are an integral part of this report. Transamerica Series Trust	March 31, 2014 Form N-Q

Transamerica Aegon U.S. Government Securities VP

SCHEDULE OF INVESTMENTS

At March 31, 2014

(unaudited)

	Principal	Value
U.S. GOVERNMENT OBLIGATIONS - 36.6%
U.S. Treasury Bond
2.75%, 11/15/2042	$ 22,000,000	$ 18,744,682
3.50%, 02/15/2039	9,000,000	9,028,125
6.13%, 08/15/2029	3,000,000	4,090,782
U.S. Treasury Inflation Indexed Note
0.38%, 07/15/2023	9,045,270	8,946,333
U.S. Treasury Note
0.13%, 04/30/2015 (A)	3,000,000	2,999,415
0.25%, 05/15/2015	3,000,000	3,003,282
0.25%, 12/31/2015 (A)	5,255,000	5,248,021
0.38%, 11/15/2015	15,000,000	15,022,845
0.50%, 07/31/2017	30,000,000	29,425,770
0.88%, 02/28/2017	10,000,000	10,000,780
1.00%, 09/30/2016	9,000,000	9,073,125
1.38%, 09/30/2018	3,100,000	3,072,150
1.50%, 12/31/2018	8,710,000	8,644,675
1.50%, 02/28/2019 (A)	2,125,000	2,103,750
2.00%, 09/30/2020	3,700,000	3,656,062
2.25%, 03/31/2021	3,000,000	2,988,750

Total U.S. Government Obligations (cost $138,420,848)		136,048,547

U.S. GOVERNMENT AGENCY OBLIGATIONS - 25.9%
Fannie Mae
1.98%, 06/25/2021	1,828,056	1,859,045
3.22%, 02/01/2015	11,178,994	11,285,300
Freddie Mac
6.25%, 07/15/2032 (A)	5,000,000	6,673,870
Freddie Mac REMIC
4.00%, 08/15/2028 - 02/15/2029	3,756,396	3,947,468
5.00%, 07/15/2018	958,348	990,459
Ginnie Mae
4.00%, 08/20/2037	2,076,899	2,142,930
4.58%, 06/20/2062	10,110,144	11,097,005
4.60%, 10/20/2061	9,757,349	10,649,053
4.65%, 08/20/2061	9,840,542	10,762,719
4.66%, 09/20/2061 - 10/20/2061	17,640,895	19,258,890
4.70%, 07/20/2061 - 12/20/2061	16,183,896	17,702,434
Overseas Private Investment Corp.
5.14%, 12/15/2023	35,457	39,532

Total U.S. Government Agency Obligations (cost $96,152,622)		96,408,705

MORTGAGE-BACKED SECURITIES - 0.6%
BCAP LLC Trust
Series 2009-RR6, Class 2A1
2.95%, 08/26/2035 - 144A (B)	1,560,270	1,451,451
Citigroup Mortgage Loan Trust, Inc.
Series 2010-10, Class 4A1
4.00%, 01/25/2036 - 144A	900,452	925,134

Total Mortgage-Backed Securities (cost $2,408,902)		2,376,585

ASSET-BACKED SECURITIES - 15.7%
Access to Loans for Learning Student Loan Corp.
Series 2012-1, Class A
0.85%, 07/25/2036 (B)	8,308,358	8,356,638
Educational Services of America, Inc.
Series 2012-2, Class A
0.93%, 04/25/2039 - 144A (B)	6,316,731	6,320,944

	Principal	Value
ASSET-BACKED SECURITIES (continued)
EFS Volunteer No. 3 LLC
Series 2012-1, Class A1
0.80%, 10/25/2021 - 144A (B)	$ 4,613,864	$ 4,623,374
HSBC Home Equity Loan Trust
Series 2006-3, Class A4
0.44%, 03/20/2036 (B)	5,003,000	4,861,911
Series 2007-1, Class A4
0.56%, 03/20/2036 (B)	2,938,000	2,822,466
North Texas Higher Education Authority, Inc.
Series 2012-1, Class A
1.16%, 12/01/2034 (B)	7,537,953	7,521,219
SLM Student Loan Trust
Series 2012-7, Class A1
0.31%, 02/27/2017 (B)	8,827,126	8,823,860
South Carolina Student Loan Corp.
Series 2010-1, Class A2
1.28%, 07/25/2025 (B)	10,000,000	10,116,100
U.S. Small Business Administration
Series 2012-10B, Class 1
2.25%, 09/10/2022	4,964,164	4,820,608

Total Asset-Backed Securities (cost $57,367,626)		58,267,120

MUNICIPAL GOVERNMENT OBLIGATION - 1.1%
Vermont Student Assistance Corp.
Series 2012-1, Class A
0.90%, 07/28/2034 (B)	4,199,428	4,195,270

Total Municipal Government Obligation (cost $4,199,428)		4,195,270

PREFERRED CORPORATE DEBT SECURITY - 0.6%
Insurance - 0.6%
ZFS Finance USA Trust II
6.45%, 12/15/2065 - 144A (B)	2,100,000	2,262,750

Total Preferred Corporate Debt Security (cost $1,888,898)		2,262,750

CORPORATE DEBT SECURITIES - 14.2%
Aerospace & Defense - 0.4%
Exelis, Inc.
5.55%, 10/01/2021	1,385,000	1,428,249
Airlines - 0.8%
AirTran Airways Pass-Through Trust
10.41%, 04/01/2017 - 144A	2,808,611	3,117,558
Beverages - 0.6%
Anheuser-Busch InBev Worldwide, Inc.
9.75%, 11/17/2015 (A)	BRL 5,000,000	2,181,578
Building Products - 0.4%
Owens Corning
4.20%, 12/15/2022	$ 1,500,000	1,487,583
Capital Markets - 0.4%
Morgan Stanley
3.75%, 02/25/2023 (A)	1,500,000	1,490,492
Commercial Banks - 2.3%
Barclays Bank PLC
10.18%, 06/12/2021 - 144A	1,440,000	1,930,075
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
11.00%, 06/30/2019 - 144A (B) (C)	1,400,000	1,858,500
ING Bank NV
5.80%, 09/25/2023 - 144A	1,500,000	1,599,671
JPMorgan Chase & Co.
5.15%, 05/01/2023 (B) (C)	1,700,000	1,593,750
Societe Generale SA
5.75%, 04/20/2016 - 144A	1,323,000	1,428,840

The notes are an integral part of this report. Transamerica Series Trust	March 31, 2014 Form N-Q

Transamerica Aegon U.S. Government Securities VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2014

(unaudited)

	Principal	Value
Consumer Finance - 0.6%
Discover Financial Services
3.85%, 11/21/2022	$ 2,300,000	$ 2,257,737
Diversified Financial Services - 3.6%
Ford Motor Credit Co., LLC
4.25%, 09/20/2022 (A)	1,410,000	1,453,025
Portmarnock Leasing LLC
1.74%, 10/22/2024	2,715,205	2,597,256
Private Export Funding Corp.
3.05%, 10/15/2014	2,038,000	2,066,731
4.55%, 05/15/2015	7,000,000	7,337,729
Diversified Telecommunication Services - 1.1%
CenturyLink, Inc.
5.80%, 03/15/2022	1,170,000	1,196,325
Unison Ground Lease Funding LLC
6.39%, 04/15/2020 - 144A	1,750,000	1,911,658
Verizon Communications, Inc.
4.50%, 09/15/2020	875,000	950,288
Insurance - 1.5%
Fidelity National Financial, Inc.
5.50%, 09/01/2022	1,750,000	1,863,227
Nippon Life Insurance Co.
5.00%, 10/18/2042 - 144A (B)	1,025,000	1,076,250
Stone Street Trust
5.90%, 12/15/2015 - 144A	2,500,000	2,689,835
Media - 1.0%
Clear Channel Worldwide Holdings, Inc.
7.63%, 03/15/2020	1,675,000	1,809,000
Nara Cable Funding, Ltd.
8.88%, 12/01/2018 - 144A	1,550,000	1,687,562
Oil, Gas & Consumable Fuels - 0.3%
Energy Transfer Partners, LP
7.60%, 02/01/2024	1,000,000	1,220,325
Road & Rail - 0.6%
Aviation Capital Group Corp.
7.13%, 10/15/2020 - 144A (A)	2,000,000	2,242,714
Wireless Telecommunication Services - 0.6%
WCP Wireless Site Funding / WCP Wireless Site RE Funding
4.14%, 11/15/2015 - 144A	2,271,901	2,336,425

Total Corporate Debt Securities (cost $51,391,074)		52,812,383

SHORT-TERM U.S. GOVERNMENT OBLIGATION - 0.8%
U.S. Treasury Bill
0.08%, 05/15/2014 (D)	3,000,000	2,999,723

Total Short-Term U.S. Government Obligation (cost $2,999,723)		2,999,723

	Shares	Value
SECURITIES LENDING COLLATERAL - 4.1%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.16% (D)	15,416,699	15,416,699

Total Securities Lending Collateral (cost $15,416,699)		15,416,699

	Principal	Value
REPURCHASE AGREEMENT - 4.4%

State Street Bank & Trust Co. 0.01% (D), dated 03/31/2014, to be repurchased at $16,277,185 on 04/01/2014. Collateralized by a U.S. Government Agency Obligation, 3.00%, due 07/25/2037, and with a value of $16,606,196.

	$ 16,277,181	$ 16,277,181

Total Repurchase Agreement (cost $16,277,181)		16,277,181

Total Investment Securities (cost $386,523,001) (E)		387,064,963
Other Assets and Liabilities - Net - (4.0)%		(14,913,715)

Net Assets - 100.0%		$ 372,151,248

The notes are an integral part of this report. Transamerica Series Trust	March 31, 2014 Form N-Q

Transamerica Aegon U.S. Government Securities VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2014

(unaudited)

FUTURES CONTRACTS: (F)

Description	Type	Contracts	Expiration Date	Net Unrealized Appreciation (Depreciation)
2-Year U.S. Treasury Note	Long	100	06/30/2014	$(37,754)
5-Year U.S. Treasury Note	Long	100	06/30/2014	(97,996)

				$(135,750)

VALUATION SUMMARY: (G)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at March 31, 2014
ASSETS
Investment Securities
U.S. Government Obligations	$—	$136,048,547	$—	$136,048,547
U.S. Government Agency Obligations	—	96,408,705	—	96,408,705
Mortgage-Backed Securities	—	2,376,585	—	2,376,585
Asset-Backed Securities	—	58,267,120	—	58,267,120
Municipal Government Obligation	—	4,195,270	—	4,195,270
Preferred Corporate Debt Security	—	2,262,750	—	2,262,750
Corporate Debt Securities	—	52,812,383	—	52,812,383
Short-Term U.S. Government Obligation	—	2,999,723	—	2,999,723
Securities Lending Collateral	15,416,699	—	—	15,416,699
Repurchase Agreement	—	16,277,181	—	16,277,181

Total Investment Securities	$15,416,699	$371,648,264	$—	$387,064,963

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at March 31, 2014
LIABILITIES
Derivative Financial Instruments
Futures Contracts (H)	$(135,750)	$—	$—	$(135,750)

Total Derivative Financial Instruments	$(135,750)	$—	$—	$(135,750)

NOTES TO SCHEDULE OF INVESTMENTS:

(A)	All or a portion of this security is on loan. The value of all securities on loan is $15,108,060. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(B)	Floating or variable rate note. Rate is listed as of March 31, 2014.
(C)	The security has a perpetual maturity. The date shown is the next call date.
(D)	Rate shown reflects the yield at March 31, 2014.
(E)	Aggregate cost for federal income tax purposes is $386,523,001. Aggregate gross unrealized appreciation and depreciation for all securities in which there is an excess of value over tax cost were $5,275,158 and $4,733,196, respectively. Net unrealized appreciation for tax purposes is $541,962.
(F)	Cash in the amount of $1,971,460 has been segregated by the custodian with the broker as collateral to cover margin requirements for open futures contracts.
(G)	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers between Levels 1 and 2 during the period ended March 31, 2014. See the notes to the schedules of investments for more information regarding pricing inputs and valuation techniques.
(H)	Derivative financial instruments valued at unrealized appreciation (depreciation) on the instrument.

DEFINITIONS:

144A	144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2014, these securities aggregated $37,462,741, or 10.07% of the portfolio’s net assets.
REMIC	Real Estate Mortgage Investment Conduits (consist of a fixed pool of mortgages broken apart and marketed to investors as individual securities)

CURRENCY ABBREVIATION:

BRL	Brazilian Real

The notes are an integral part of this report. Transamerica Series Trust	March 31, 2014 Form N-Q

Transamerica AllianceBernstein Dynamic Allocation VP

SCHEDULE OF INVESTMENTS

At March 31, 2014

(unaudited)

	Principal	Value
U.S. GOVERNMENT OBLIGATIONS - 18.4%
U.S. Treasury Bond
3.13%, 11/15/2041	$ 680,000	$ 630,275
3.63%, 08/15/2043	920,000	931,213
3.75%, 08/15/2041	945,000	984,572
4.38%, 05/15/2040 (A)	5,080,400	5,867,069
5.38%, 02/15/2031	1,949,500	2,493,837
U.S. Treasury Note
0.25%, 12/15/2014 - 07/31/2015	14,740,000	14,753,606
0.88%, 11/30/2016 (A)	3,352,000	3,363,524
1.00%, 09/30/2016	2,405,000	2,424,541
1.38%, 07/31/2018	2,530,000	2,514,977
1.50%, 08/31/2018	10,495,000	10,475,322
1.63%, 11/15/2022	1,580,000	1,462,118
1.75%, 07/31/2015	5,636,000	5,753,342
2.13%, 12/31/2015	7,229,600	7,454,397
2.63%, 11/15/2020	1,079,000	1,106,818
2.75%, 02/15/2019	1,113,000	1,168,390
3.13%, 10/31/2016	3,775,000	4,008,873
3.50%, 05/15/2020	3,056,500	3,311,287
3.63%, 02/15/2021	1,200,000	1,305,374

Total U.S. Government Obligations (cost $68,951,002)		70,009,535

U.S. GOVERNMENT AGENCY OBLIGATIONS - 17.2%
Fannie Mae
1.25%, 01/30/2017	740,000	748,213
3.00%, 05/01/2027 - 09/01/2043	5,894,646	5,735,590
3.50%, 11/01/2025 - 03/01/2041	1,375,829	1,408,807
4.00%, 03/01/2024 - 09/01/2025	407,001	430,961
4.50%, 01/01/2040 - 08/01/2040	1,646,151	1,757,152
5.00%, 03/01/2023 - 08/01/2040	1,336,152	1,459,337
5.38%, 06/12/2017	4,680,000	5,300,268
5.50%, 12/01/2023 - 12/01/2039	1,351,945	1,487,248
6.00%, 03/01/2038 - 02/01/2040	892,526	992,841
6.63%, 11/15/2030	414,000	568,872
7.25%, 05/15/2030 (A)	445,000	641,533
Fannie Mae, TBA
2.50%	2,635,000	2,632,942
3.00%	4,110,000	4,221,741
3.50%	7,315,000	7,358,433
4.00%	4,905,000	5,098,134
Freddie Mac
0.63%, 12/29/2014	750,000	751,872
2.38%, 01/13/2022	745,000	729,718
3.00%, 07/01/2043	1,061,661	1,024,972
3.50%, 09/01/2043 - 11/01/2043	1,464,270	1,472,738
4.00%, 11/01/2025 - 04/01/2042	853,512	887,434
4.50%, 05/01/2023 - 04/01/2041	2,257,005	2,407,645
4.75%, 11/17/2015	1,000,000	1,071,887
5.00%, 12/01/2038 - 04/01/2040	1,700,730	1,846,482
5.50%, 04/01/2038 - 10/01/2038	781,209	857,545
6.00%, 11/01/2037	70,513	78,227
6.75%, 03/15/2031	245,000	341,088
Freddie Mac, TBA
4.00%	2,065,000	2,142,195
Ginnie Mae
3.50%, 02/15/2042	1,122,784	1,147,467
4.00%, 12/15/2040 - 11/20/2041	1,215,353	1,278,692
4.50%, 06/15/2039 - 07/20/2041	2,122,812	2,290,100
5.00%, 08/15/2039 - 09/20/2041	1,175,399	1,286,022
5.50%, 12/20/2038 - 04/15/2040	564,126	623,810
6.00%, 06/15/2037	114,238	127,740

	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Ginnie Mae, TBA
3.00%	$ 3,075,000	$ 3,023,590
3.50%	2,020,000	2,060,716

Total U.S. Government Agency Obligations (cost $65,103,177)		65,292,012

FOREIGN GOVERNMENT OBLIGATIONS - 0.7%
European Investment Bank
2.88%, 09/15/2020 (A)	220,000	225,845
4.88%, 02/15/2036	285,000	327,627
5.13%, 05/30/2017	85,000	95,537
Inter-American Development Bank, Series MTN
3.88%, 02/14/2020	635,000	693,532
International Bank for Reconstruction & Development, Series MTN
4.75%, 02/15/2035	245,000	278,473
Mexico Government International Bond
4.00%, 10/02/2023	850,000	858,500
Republic of Israel
5.13%, 03/26/2019	310,000	350,362

Total Foreign Government Obligations (cost $2,823,357)		2,829,876

MORTGAGE-BACKED SECURITIES - 0.6%
Citigroup Commercial Mortgage Trust
Series 2004-C1, Class A4
5.41%, 04/15/2040 (B)	9,556	9,551
Credit Suisse First Boston Mortgage Securities Corp.
Series 2005-C1, Class A4
5.01%, 02/15/2038 (B)	163,992	167,519
GS Mortgage Securities Trust
Series 2006-GG6, Class A4
5.55%, 04/10/2038 (B)	780,000	833,035
JPMorgan Chase Commercial Mortgage Securities Corp.
Series 2006-CB15, Class A4
5.81%, 06/12/2043 (B)	156,252	168,658
Series 2006-CB17, Class A4
5.43%, 12/12/2043	185,000	199,940
Series 2007-C1, Class A4
5.72%, 02/15/2051	130,000	143,616
LB-UBS Commercial Mortgage Trust
Series 2006-C4, Class A4
5.83%, 06/15/2038 (B)	490,824	534,916
Series 2006-C6, Class A4
5.37%, 09/15/2039	334,000	364,921

Total Mortgage-Backed Securities (cost $2,444,461)		2,422,156

MUNICIPAL GOVERNMENT OBLIGATION - 0.0% (C)
State of California (General Obligation Unlimited)
7.60%, 11/01/2040	115,000	161,958

Total Municipal Government Obligation (cost $119,010)		161,958

PREFERRED CORPORATE DEBT SECURITY - 0.0% (C)
Commercial Banks - 0.0% (C)
Mellon Capital IV
4.00%, 05/01/2014 (B) (D)	115,000	97,980

Total Preferred Corporate Debt Security (cost $115,000)		97,980

The notes are an integral part of this report. Transamerica Series Trust	March 31, 2014 Form N-Q

Transamerica AllianceBernstein Dynamic Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2014

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES - 10.4%
Aerospace & Defense - 0.2%
Boeing Co.
6.00%, 03/15/2019	$ 180,000	$ 211,805
Lockheed Martin Corp.
4.07%, 12/15/2042	185,000	173,487
Raytheon Co.
2.50%, 12/15/2022	170,000	158,869
United Technologies Corp.
4.50%, 06/01/2042	220,000	224,020
4.88%, 05/01/2015	85,000	89,029
Air Freight & Logistics - 0.0% (C)
United Parcel Service, Inc.
2.45%, 10/01/2022	170,000	161,260
Automobiles - 0.5%
Ford Motor Co.
4.75%, 01/15/2043	1,960,000	1,895,367
Beverages - 0.1%
Anheuser-Busch InBev Worldwide, Inc.
4.38%, 02/15/2021	110,000	120,073
5.38%, 01/15/2020	50,000	57,399
Coca-Cola Co.
3.30%, 09/01/2021	140,000	143,855
PepsiCo, Inc.
3.00%, 08/25/2021	180,000	181,135
Biotechnology - 0.1%
Amgen, Inc.
5.70%, 02/01/2019	85,000	98,378
5.75%, 03/15/2040	140,000	157,454
Capital Markets - 0.8%
BlackRock, Inc.
5.00%, 12/10/2019	140,000	157,952
Credit Suisse USA, Inc.
5.85%, 08/16/2016 (A)	95,000	105,808
Goldman Sachs Group, Inc.
3.63%, 01/22/2023	370,000	363,971
5.35%, 01/15/2016	95,000	102,162
6.13%, 02/15/2033	95,000	110,035
Goldman Sachs Group, Inc., Series MTN
4.00%, 03/03/2024	375,000	373,338
6.00%, 06/15/2020	50,000	57,415
7.50%, 02/15/2019	435,000	526,258
Morgan Stanley
2.13%, 04/25/2018	370,000	369,189
4.88%, 11/01/2022	345,000	362,521
Morgan Stanley, Series MTN
5.50%, 07/24/2020	200,000	225,695
6.63%, 04/01/2018	420,000	489,620
Chemicals - 0.3%
Dow Chemical Co.
4.25%, 11/15/2020	80,000	84,621
8.55%, 05/15/2019	80,000	102,435
E.I. du Pont de Nemours & Co.
2.80%, 02/15/2023	375,000	354,459
4.25%, 04/01/2021 (A)	200,000	216,924
Ecolab, Inc.
5.50%, 12/08/2041	130,000	148,068
Lubrizol Corp.
8.88%, 02/01/2019	15,000	19,377
Praxair, Inc.
3.55%, 11/07/2042	160,000	138,552
Commercial Banks - 1.3%
Bank of America Corp.
4.10%, 07/24/2023	355,000	360,082

	Principal	Value
Commercial Banks (continued)
Bank of America Corp., Series MTN
4.13%, 01/22/2024	$ 365,000	$ 369,113
Barclays Bank PLC
5.14%, 10/14/2020	110,000	116,614
BB&T Corp., Series MTN
1.45%, 01/12/2018	160,000	158,013
BNP Paribas SA
5.00%, 01/15/2021	85,000	94,344
Citigroup, Inc.
3.50%, 05/15/2023	385,000	363,228
3.88%, 10/25/2023	370,000	367,382
Cooperatieve Centrale Raiffeisen- Boerenleenbank BA
3.38%, 01/19/2017	150,000	159,028
Deutsche Bank AG
6.00%, 09/01/2017	90,000	102,454
Deutsche Bank Financial LLC, Series MTN
5.38%, 03/02/2015	50,000	52,064
HSBC Bank USA NA
4.63%, 04/01/2014	100,000	100,000
4.88%, 08/24/2020	250,000	271,442
JPMorgan Chase & Co.
3.38%, 05/01/2023	390,000	369,181
KFW
4.50%, 07/16/2018	310,000	346,850
Oesterreichische Kontrollbank AG
5.00%, 04/25/2017	300,000	335,226
PNC Funding Corp.
5.13%, 02/08/2020	105,000	118,191
5.63%, 02/01/2017	95,000	105,169
Royal Bank of Canada, Series MTN
1.50%, 01/16/2018	155,000	153,689
U.S. Bancorp
4.20%, 05/15/2014	50,000	50,227
UBS AG, Series MTN
5.88%, 07/15/2016	100,000	110,353
Wachovia Corp.
5.25%, 08/01/2014	59,000	59,936
Wells Fargo & Co.
1.50%, 01/16/2018	255,000	252,566
3.45%, 02/13/2023	175,000	169,853
3.68%, 06/15/2016 (E)	99,000	104,974
5.63%, 12/11/2017	85,000	96,954
Westpac Banking Corp.
4.88%, 11/19/2019	50,000	55,554
Commercial Services & Supplies - 0.1%
Cintas Corp. No. 2
4.30%, 06/01/2021	145,000	154,897
Republic Services, Inc.
3.80%, 05/15/2018	115,000	121,915
Waste Management, Inc.
7.10%, 08/01/2026	70,000	88,103
Communications Equipment - 0.1%
Cisco Systems, Inc.
2.90%, 11/17/2014	62,000	62,931
5.90%, 02/15/2039	160,000	189,920
Harris Corp.
6.38%, 06/15/2019	70,000	80,813
Motorola Solutions, Inc.
7.50%, 05/15/2025	15,000	18,147
Computers & Peripherals - 0.0% (C)
Hewlett-Packard Co.
4.30%, 06/01/2021	80,000	83,636
Construction Materials - 0.1%
CRH America, Inc.
8.13%, 07/15/2018	165,000	201,480

The notes are an integral part of this report. Transamerica Series Trust	March 31, 2014 Form N-Q

Transamerica AllianceBernstein Dynamic Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2014

(unaudited)

	Principal	Value
Consumer Finance - 0.2%
American Express Co.
5.50%, 09/12/2016	$ 90,000	$ 99,652
8.13%, 05/20/2019	75,000	95,227
Capital One Financial Corp.
3.50%, 06/15/2023	93,000	91,170
4.75%, 07/15/2021	80,000	87,645
HSBC Finance Corp.
6.68%, 01/15/2021	155,000	180,876
Toyota Motor Credit Corp.
0.88%, 07/17/2015	250,000	251,428
Diversified Financial Services - 1.1%
Bank of America Corp.
5.63%, 07/01/2020	205,000	233,279
7.63%, 06/01/2019	445,000	547,694
Bank of America Corp., Series MTN
5.65%, 05/01/2018	90,000	101,739
Bear Stearns Cos., LLC
5.55%, 01/22/2017	90,000	99,786
5.70%, 11/15/2014	175,000	180,615
Berkshire Hathaway, Inc.
3.20%, 02/11/2015	95,000	97,338
3.75%, 08/15/2021 (A)	200,000	211,956
Citigroup, Inc.
5.85%, 08/02/2016	100,000	110,385
8.50%, 05/22/2019	405,000	516,002
ConocoPhillips Canada Funding Co. I
5.63%, 10/15/2016	58,000	64,771
Ford Motor Credit Co., LLC
3.00%, 06/12/2017	460,000	477,783
General Electric Capital Corp.
2.95%, 05/09/2016	120,000	125,003
General Electric Capital Corp., Series MTN
5.63%, 09/15/2017 - 05/01/2018	345,000	392,598
Jefferies Group LLC
6.88%, 04/15/2021	90,000	104,800
8.50%, 07/15/2019	20,000	24,579
JPMorgan Chase & Co.
4.40%, 07/22/2020	540,000	582,087
4.63%, 05/10/2021	53,000	57,783
National Rural Utilities Cooperative Finance Corp.
3.05%, 02/15/2022	155,000	153,664
Diversified Telecommunication Services - 0.4%
AT&T, Inc.
4.45%, 05/15/2021	361,000	390,117
5.35%, 09/01/2040	95,000	97,084
5.80%, 02/15/2019	135,000	155,883
Deutsche Telekom International Finance BV
6.00%, 07/08/2019	75,000	87,943
Telefonica Emisiones SAU
5.13%, 04/27/2020	75,000	81,084
6.42%, 06/20/2016	75,000	83,005
Verizon Communications, Inc.
4.60%, 04/01/2021 (A)	220,000	238,528
5.15%, 09/15/2023	260,000	284,523
Electric Utilities - 0.4%
AEP Texas Central Co.
6.65%, 02/15/2033	85,000	105,019
Commonwealth Edison Co.
5.80%, 03/15/2018	50,000	57,322
Duke Energy Carolinas LLC
4.25%, 12/15/2041	145,000	142,532
Entergy Texas, Inc.
7.13%, 02/01/2019	100,000	117,758

	Principal	Value
Electric Utilities (continued)
Florida Power & Light Co.
4.13%, 02/01/2042	$ 115,000	$ 110,733
Georgia Power Co.
5.40%, 06/01/2018 (A)	50,000	56,729
NiSource Finance Corp.
6.80%, 01/15/2019	170,000	201,310
Oncor Electric Delivery Co., LLC
6.80%, 09/01/2018	100,000	117,936
PPL Energy Supply LLC
4.60%, 12/15/2021 (A)	145,000	146,261
Progress Energy, Inc.
4.40%, 01/15/2021	165,000	176,727
Wisconsin Electric Power Co.
2.95%, 09/15/2021	95,000	94,656
6.25%, 12/01/2015	205,000	223,396
Electronic Equipment & Instruments - 0.0% (C)
Corning, Inc.
4.75%, 03/15/2042 (A)	155,000	158,484
Energy Equipment & Services - 0.2%
Enterprise Products Operating LLC
3.20%, 02/01/2016	60,000	62,440
5.20%, 09/01/2020	50,000	55,810
5.60%, 10/15/2014	30,000	30,804
Noble Holding International, Ltd.
4.90%, 08/01/2020	55,000	58,685
Plains All American Pipeline, LP / PAA Finance Corp.
8.75%, 05/01/2019	70,000	89,464
Spectra Energy Capital LLC
6.20%, 04/15/2018	70,000	79,758
TransCanada PipeLines, Ltd.
3.80%, 10/01/2020	130,000	136,554
6.50%, 08/15/2018	50,000	58,968
Transocean, Inc.
6.80%, 03/15/2038	100,000	107,876
Weatherford International, Ltd.
9.63%, 03/01/2019	125,000	162,273
Food & Staples Retailing - 0.3%
Ahold Finance USA LLC
6.88%, 05/01/2029	55,000	66,982
Costco Wholesale Corp.
1.70%, 12/15/2019	165,000	159,467
CVS Caremark Corp.
4.75%, 05/18/2020	90,000	98,848
Delhaize Group SA
6.50%, 06/15/2017	100,000	113,349
Safeway, Inc.
4.75%, 12/01/2021 (A)	215,000	219,775
Wal-Mart Stores, Inc.
1.50%, 10/25/2015	105,000	106,614
2.88%, 04/01/2015	95,000	97,379
4.25%, 04/15/2021	110,000	119,865
Food Products - 0.1%
Bunge, Ltd. Finance Corp.
4.10%, 03/15/2016	55,000	58,032
5.10%, 07/15/2015	35,000	36,779
ConAgra Foods, Inc.
5.88%, 04/15/2014	105,000	105,192
Kraft Foods Group, Inc.
5.38%, 02/10/2020	78,000	88,944
Mondelez International, Inc.
4.13%, 02/09/2016	95,000	100,409
Health Care Equipment & Supplies - 0.0% (C)
Medtronic, Inc.
4.50%, 03/15/2042	135,000	136,145

The notes are an integral part of this report. Transamerica Series Trust	March 31, 2014 Form N-Q

Transamerica AllianceBernstein Dynamic Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2014

(unaudited)

	Principal	Value
Health Care Providers & Services - 0.1%
CIGNA Corp.
4.50%, 03/15/2021	$ 75,000	$ 81,010
Express Scripts Holding Co.
3.90%, 02/15/2022	175,000	179,113
Humana, Inc.
6.45%, 06/01/2016	50,000	55,537
UnitedHealth Group, Inc.
6.00%, 02/15/2018	30,000	34,526
WellPoint, Inc.
7.00%, 02/15/2019	80,000	95,138
Hotels, Restaurants & Leisure - 0.0% (C)
McDonald’s Corp., Series MTN
5.00%, 02/01/2019	85,000	96,044
Yum! Brands, Inc.
3.88%, 11/01/2020	60,000	61,376
Household Products - 0.1%
Kimberly-Clark Corp.
3.88%, 03/01/2021	115,000	120,851
Procter & Gamble Co.
4.70%, 02/15/2019	85,000	95,291
Independent Power Producers & Energy Traders - 0.1%
Constellation Energy Group, Inc.
5.15%, 12/01/2020	90,000	98,295
Exelon Generation Co., LLC
4.00%, 10/01/2020	145,000	148,912
Industrial Conglomerates - 0.1%
General Electric Co.
5.25%, 12/06/2017	365,000	413,630
Insurance - 0.4%
American International Group, Inc.
5.05%, 10/01/2015	100,000	106,270
6.40%, 12/15/2020	70,000	83,401
American International Group, Inc., Series MTN
5.60%, 10/18/2016	75,000	83,037
Aon Corp.
5.00%, 09/30/2020	75,000	83,174
Berkshire Hathaway Finance Corp.
5.40%, 05/15/2018	205,000	233,964
Genworth Holdings, Inc., Series MTN
6.52%, 05/22/2018	45,000	51,900
Hartford Financial Services Group, Inc.
4.00%, 03/30/2015	25,000	25,837
5.50%, 03/30/2020	15,000	16,989
6.30%, 03/15/2018	49,000	57,062
Lincoln National Corp.
8.75%, 07/01/2019	135,000	174,057
Marsh & McLennan Cos., Inc.
4.80%, 07/15/2021	55,000	60,124
5.75%, 09/15/2015	24,000	25,662
MetLife, Inc.
7.72%, 02/15/2019	145,000	180,346
Prudential Financial, Inc., Series MTN
3.00%, 05/12/2016	60,000	62,523
5.38%, 06/21/2020	90,000	101,973
XLIT, Ltd.
5.75%, 10/01/2021	80,000	92,206
IT Services - 0.1%
Computer Sciences Corp.
6.50%, 03/15/2018	75,000	86,394
HP Enterprise Services LLC
7.45%, 10/15/2029	75,000	89,490
International Business Machines Corp.
4.00%, 06/20/2042	92,000	85,156
5.60%, 11/30/2039	5,000	5,844
5.70%, 09/14/2017	100,000	114,425

	Principal	Value
IT Services (continued)
Xerox Corp.
4.50%, 05/15/2021	$ 80,000	$ 84,305
5.63%, 12/15/2019	25,000	28,327
8.25%, 05/15/2014	30,000	30,252
Machinery - 0.1%
Caterpillar, Inc.
3.90%, 05/27/2021	55,000	58,474
7.38%, 03/01/2097	55,000	73,143
Ingersoll-Rand Global Holding Co., Ltd.
6.88%, 08/15/2018	50,000	58,764
Media - 0.7%
21st Century Fox America, Inc.
5.65%, 08/15/2020	85,000	97,425
6.55%, 03/15/2033	75,000	89,787
8.00%, 10/17/2016	100,000	116,788
CBS Corp.
5.75%, 04/15/2020	55,000	62,473
Comcast Cable Communications Holdings, Inc.
9.46%, 11/15/2022	225,000	318,869
Comcast Corp.
6.50%, 01/15/2017	85,000	97,045
DIRECTV Holdings LLC / DIRECTV Financing Co., Inc.
3.80%, 03/15/2022	380,000	376,025
4.60%, 02/15/2021	90,000	94,956
4.75%, 10/01/2014	95,000	96,857
NBCUniversal Media LLC
5.15%, 04/30/2020	50,000	56,487
Reed Elsevier Capital, Inc.
8.63%, 01/15/2019	39,000	49,278
Time Warner Cable, Inc.
4.13%, 02/15/2021	455,000	476,331
5.00%, 02/01/2020	145,000	158,355
5.85%, 05/01/2017	100,000	112,427
Time Warner, Inc.
4.70%, 01/15/2021	115,000	125,773
Viacom, Inc.
3.50%, 04/01/2017	60,000	63,557
6.25%, 04/30/2016	60,000	66,478
Walt Disney Co., Series MTN
5.50%, 03/15/2019	85,000	98,339
WPP Finance
4.75%, 11/21/2021	16,000	17,191
Metals & Mining - 0.3%
Alcoa, Inc.
5.40%, 04/15/2021	350,000	367,206
5.72%, 02/23/2019	100,000	108,574
Barrick North America Finance LLC
5.70%, 05/30/2041	150,000	145,239
BHP Billiton Finance USA, Ltd.
7.25%, 03/01/2016	90,000	100,778
Newmont Mining Corp.
4.88%, 03/15/2042	150,000	121,456
Rio Tinto Finance USA PLC
4.13%, 08/21/2042	155,000	140,967
Rio Tinto Finance USA, Ltd.
4.13%, 05/20/2021	80,000	84,294
6.50%, 07/15/2018	45,000	52,884
Teck Resources, Ltd.
6.00%, 08/15/2040	115,000	114,898
Multi-Utilities - 0.1%
Ameren Illinois Co.
9.75%, 11/15/2018	103,000	134,935

The notes are an integral part of this report. Transamerica Series Trust	March 31, 2014 Form N-Q

Transamerica AllianceBernstein Dynamic Allocation VP

SCHEDULE OF INVESTMENTS (continued)
At March 31, 2014

(unaudited)

	Principal	Value
Multi-Utilities (continued)
Consolidated Edison Co. of New York, Inc.
5.30%, 03/01/2035	$ 90,000	$ 101,712
Dominion Resources, Inc.
7.50%, 06/30/2066 (B)	95,000	103,550
MidAmerican Energy Holdings Co.
6.13%, 04/01/2036	120,000	143,545
Multiline Retail - 0.1%
Kohl’s Corp.
6.25%, 12/15/2017	50,000	57,504
Macy’s Retail Holdings, Inc.
3.88%, 01/15/2022	150,000	154,655
Nordstrom, Inc.
6.25%, 01/15/2018	30,000	34,526
Target Corp.
7.00%, 01/15/2038	100,000	131,917
Oil, Gas & Consumable Fuels - 0.6%
Anadarko Petroleum Corp.
5.95%, 09/15/2016	120,000	133,135
6.38%, 09/15/2017	59,000	67,544
BP Capital Markets PLC
3.88%, 03/10/2015	95,000	98,130
4.50%, 10/01/2020	195,000	212,126
Canadian Natural Resources, Ltd.
5.90%, 02/01/2018	120,000	136,581
ConocoPhillips Holding Co.
6.95%, 04/15/2029	75,000	99,973
Devon Energy Corp.
4.75%, 05/15/2042	140,000	138,790
EnCana Corp.
3.90%, 11/15/2021 (A)	180,000	184,719
Energy Transfer Partners, LP
6.13%, 02/15/2017	100,000	111,972
6.70%, 07/01/2018	90,000	104,531
Hess Corp.
6.00%, 01/15/2040	50,000	56,519
8.13%, 02/15/2019	40,000	50,078
Husky Energy, Inc.
7.25%, 12/15/2019	50,000	61,167
Kinder Morgan Energy Partners, LP
5.30%, 09/15/2020	125,000	137,271
Marathon Petroleum Corp.
3.50%, 03/01/2016	19,000	19,904
5.13%, 03/01/2021	33,000	36,691
Noble Energy, Inc.
8.25%, 03/01/2019	75,000	93,391
Occidental Petroleum Corp.
2.70%, 02/15/2023	150,000	141,748
ONEOK Partners, LP
3.25%, 02/01/2016	60,000	62,383
Petro-Canada
6.05%, 05/15/2018	90,000	103,634
Shell International Finance BV
4.38%, 03/25/2020	55,000	60,368
Total Capital International SA
2.70%, 01/25/2023	165,000	156,454
Valero Energy Corp.
6.13%, 02/01/2020	90,000	104,505
Williams Cos., Inc.
7.88%, 09/01/2021	19,000	22,574
Williams Partners, LP
5.25%, 03/15/2020	90,000	99,095
Paper & Forest Products - 0.1%
International Paper Co.
7.50%, 08/15/2021	90,000	113,231
9.38%, 05/15/2019	85,000	110,985

	Principal	Value
Pharmaceuticals - 0.4%
AbbVie, Inc.
4.40%, 11/06/2042	$ 220,000	$ 215,224
AstraZeneca PLC
6.45%, 09/15/2037	100,000	125,600
GlaxoSmithKline Capital PLC
2.85%, 05/08/2022	220,000	214,782
GlaxoSmithKline Capital, Inc.
5.65%, 05/15/2018	50,000	57,365
Johnson & Johnson
3.55%, 05/15/2021 (A)	200,000	213,147
Merck & Co., Inc.
3.60%, 09/15/2042	80,000	70,188
Merck Sharp & Dohme Corp.
4.75%, 03/01/2015	90,000	93,624
Novartis Capital Corp.
2.90%, 04/24/2015	95,000	97,625
Pfizer, Inc.
5.35%, 03/15/2015	85,000	88,816
6.20%, 03/15/2019	100,000	118,396
Teva Pharmaceutical Finance Co. LLC
6.15%, 02/01/2036	115,000	130,680
Wyeth LLC
5.50%, 02/15/2016	90,000	98,120
Real Estate Investment Trusts - 0.1%
American Tower Corp.
5.05%, 09/01/2020	90,000	96,867
HCP, Inc.
6.00%, 01/30/2017	90,000	101,242
Health Care REIT, Inc.
4.95%, 01/15/2021	175,000	190,147
Simon Property Group, LP
5.75%, 12/01/2015	90,000	96,423
Road & Rail - 0.1%
Burlington Northern Santa Fe LLC
4.40%, 03/15/2042	175,000	165,935
Norfolk Southern Corp.
5.26%, 09/17/2014	90,000	91,945
Ryder System, Inc., Series MTN
3.15%, 03/02/2015	20,000	20,431
3.50%, 06/01/2017	60,000	63,216
Union Pacific Corp.
4.75%, 09/15/2041	140,000	143,308
Semiconductors & Semiconductor Equipment - 0.1%
Applied Materials, Inc.
5.85%, 06/15/2041	200,000	226,532
Software - 0.2%
Microsoft Corp.
4.00%, 02/08/2021 (A)	200,000	216,482
Oracle Corp.
2.38%, 01/15/2019	365,000	369,348
5.25%, 01/15/2016	85,000	92,016
Specialty Retail - 0.1%
AutoZone, Inc.
5.50%, 11/15/2015	55,000	59,116
Home Depot, Inc.
5.40%, 03/01/2016	85,000	92,604
Lowe’s Cos., Inc.
3.80%, 11/15/2021	140,000	147,596
Tobacco - 0.1%
Altria Group, Inc.
9.25%, 08/06/2019	118,000	155,706
Philip Morris International, Inc.
5.65%, 05/16/2018	50,000	57,327
6.38%, 05/16/2038	105,000	129,580

The notes are an integral part of this report. Transamerica Series Trust	March 31, 2014 Form N-Q

Transamerica AllianceBernstein Dynamic Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2014

(unaudited)

	Principal	Value
Tobacco (continued)
Reynolds American, Inc.
6.75%, 06/15/2017	$ 100,000	$ 115,292
Wireless Telecommunication Services - 0.1%
U.S. Cellular Corp.
6.70%, 12/15/2033	10,000	10,135
Vodafone Group PLC
4.38%, 03/16/2021	230,000	246,362

Total Corporate Debt Securities (cost $38,653,127)		39,624,741

CONVERTIBLE BONDS - 0.1%
Beverages - 0.0% (C)
Coca-Cola Co.
4.88%, 03/15/2019	50,000	56,436
Electric Utilities - 0.1%
TECO Finance, Inc.
5.15%, 03/15/2020	75,000	82,945
Oil, Gas & Consumable Fuels - 0.0% (C)
Kinder Morgan Energy Partners, LP
5.95%, 02/15/2018	50,000	56,651
Real Estate Investment Trusts - 0.0% (C)
HCP, Inc., Series MTN
6.70%, 01/30/2018	25,000	29,173

Total Convertible Bonds (cost $213,531)		225,205

	Shares	Value
CONVERTIBLE PREFERRED STOCKS - 0.1%
Automobiles - 0.0% (C)
Volkswagen AG, 1.85% (F)	499	129,309
Oil, Gas & Consumable Fuels - 0.1%
Suncor Energy, Inc., 2.16% (F)	6,600	230,507

Total Convertible Preferred Stocks (cost $286,846)		359,816

PREFERRED STOCKS - 0.1%
Automobiles - 0.0% (C)
Porsche Automobil Holding SE, 2.62% (F)	698	71,668
Household Durables - 0.0% (C)
Garmin, Ltd., 3.25% (A) (F)	800	44,208
Household Products - 0.0% (C)
Henkel AG & Co. KGaA, 1.23% (F)	444	47,784
Independent Power Producers & Energy Traders - 0.0% (C)
Electric Power Development Co., Ltd., 2.41% (F)	500	14,121
Insurance - 0.1%
Great-West Lifeco, Inc., 4.04% (A) (F)	2,700	74,418

Total Preferred Stocks (cost $171,240)		252,199

COMMON STOCKS - 36.2%
Aerospace & Defense - 0.7%
Airbus Group NV	2,514	180,063
BAE Systems PLC	10,735	74,129
Boeing Co.	3,100	389,019
Bombardier, Inc. - Class B (A)	5,300	19,704
General Dynamics Corp.	700	76,244
Honeywell International, Inc.	2,700	250,452
Lockheed Martin Corp.	1,200	195,888
Northrop Grumman Corp.	2,000	246,760
Precision Castparts Corp.	500	126,380
Raytheon Co.	2,500	246,975

	Shares	Value
Aerospace & Defense (continued)
Rockwell Collins, Inc.	700	$ 55,769
Rolls-Royce Holdings PLC (G)	6,828	122,257
Safran SA	1,048	72,607
Singapore Technologies Engineering, Ltd.	4,000	12,147
Textron, Inc.	400	15,716
Thales SA	600	39,784
United Technologies Corp.	3,700	432,308
Zodiac SA	1,500	53,005
Air Freight & Logistics - 0.2%
CH Robinson Worldwide, Inc. (A)	600	31,434
Deutsche Post AG	3,560	132,272
Expeditors International of Washington, Inc.	900	35,667
FedEx Corp.	1,300	172,328
TNT Express NV	2,822	27,716
United Parcel Service, Inc. - Class B	2,600	253,188
Yamato Holdings Co., Ltd.	1,600	34,476
Airlines - 0.1%
ANA Holdings, Inc. (A)	15,000	32,408
Cathay Pacific Airways, Ltd.	8,000	14,893
Delta Air Lines, Inc.	3,400	117,810
easyJet PLC	2,300	65,761
Ryanair Holdings PLC - ADR (G)	72	4,234
Singapore Airlines, Ltd.	2,000	16,615
Southwest Airlines Co.	5,400	127,494
United Continental Holdings, Inc. (G)	2,000	89,260
Auto Components - 0.3%
Aisin Seiki Co., Ltd.	500	18,045
Autoliv, Inc. (A)	300	30,105
BorgWarner, Inc.	1,000	61,470
Bridgestone Corp.	2,800	99,288
Cie Generale des Etablissements Michelin - Class B	701	87,669
Continental AG	385	92,236
Delphi Automotive PLC - Class A	1,700	115,362
Denso Corp.	1,800	86,290
Johnson Controls, Inc.	4,900	231,868
Magna International, Inc. - Class A	1,100	105,751
NGK Spark Plug Co., Ltd.	1,000	22,477
NOK Corp.	600	9,795
Nokian Renkaat OYJ (A)	350	14,152
Pirelli & C. SpA	1,800	28,269
Sumitomo Rubber Industries, Ltd.	900	11,458
Toyoda Gosei Co., Ltd.	800	15,339
Toyota Industries Corp.	500	24,027
Valeo SA	200	28,173
Automobiles - 0.6%
Bayerische Motoren Werke AG	1,182	149,192
Daihatsu Motor Co., Ltd.	1,100	19,428
Daimler AG	4,103	387,705
Fiat SpA (G)	2,784	32,409
Ford Motor Co.	12,800	199,680
Fuji Heavy Industries, Ltd.	2,000	54,101
General Motors Co.	5,963	205,247
Harley-Davidson, Inc.	700	46,627
Honda Motor Co., Ltd.	6,900	242,936
Isuzu Motors, Ltd.	5,000	28,726
Mazda Motor Corp.	11,000	48,811
Mitsubishi Motors Corp.	3,400	35,576
Nissan Motor Co., Ltd.	10,500	93,591
Renault SA	805	78,229
Suzuki Motor Corp.	1,300	33,931
Tesla Motors, Inc. (A) (G)	358	74,625
Toyota Motor Corp.	11,700	660,410
Volkswagen AG	214	54,246
Yamaha Motor Co., Ltd. (A)	1,000	15,938

The notes are an integral part of this report. Transamerica Series Trust	March 31, 2014 Form N-Q

Transamerica AllianceBernstein Dynamic Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2014

(unaudited)

	Shares	Value
Beverages - 0.8%
Anheuser-Busch InBev NV	3,375	$ 353,832
Asahi Group Holdings, Ltd.	1,400	39,186
Beam, Inc.	700	58,310
Brown-Forman Corp. - Class B (A)	600	53,814
Carlsberg A/S - Class B	449	44,657
Coca-Cola Amatil, Ltd.	2,030	20,765
Coca-Cola Co.	17,200	664,952
Coca-Cola Enterprises, Inc.	1,300	62,088
Coca-Cola HBC AG	2,980	74,224
Diageo PLC	10,637	330,020
Dr. Pepper Snapple Group, Inc.	1,200	65,352
Heineken Holding NV - Class A	788	50,876
Heineken NV	712	49,554
Kirin Holdings Co., Ltd.	3,200	44,335
Monster Beverage Corp. (G)	1,500	104,175
PepsiCo, Inc.	6,600	551,100
Pernod Ricard SA	783	91,150
Remy Cointreau SA (A)	200	16,050
SABMiller PLC	3,436	171,564
Suntory Beverage & Food, Ltd.	900	30,998
Treasury Wine Estates, Ltd.	5,251	17,190
Biotechnology - 0.5%
Actelion, Ltd. (G)	700	66,274
Alexion Pharmaceuticals, Inc. (G)	808	122,921
Amgen, Inc.	2,833	349,422
Biogen IDEC, Inc. (G)	800	244,696
Celgene Corp. (G)	1,900	265,240
CSL, Ltd.	1,863	120,182
Gilead Sciences, Inc. (G)	6,500	460,590
Grifols SA	894	48,988
Regeneron Pharmaceuticals, Inc. - Class A (A) (G)	400	120,112
Vertex Pharmaceuticals, Inc. (G)	800	56,576
Building Products - 0.1%
Asahi Glass Co., Ltd.	4,400	25,492
ASSA Abloy AB - Class B	1,169	62,240
Cie de St-Gobain	1,480	89,407
Daikin Industries, Ltd.	1,000	56,019
Geberit AG	200	65,494
LIXIL Group Corp.	700	19,302
TOTO, Ltd. (A)	3,000	41,593
Capital Markets - 0.9%
Aberdeen Asset Management PLC	13,100	85,240
Ameriprise Financial, Inc.	2,100	231,147
Bank of New York Mellon Corp.	5,000	176,450
BlackRock, Inc. - Class A	500	157,240
Charles Schwab Corp.	8,600	235,038
CI Financial Corp. (A)	900	28,388
Credit Suisse Group AG	5,302	171,466
Daiwa Securities Group, Inc.	7,000	60,902
Deutsche Bank AG	4,294	192,110
Franklin Resources, Inc. (A)	1,200	65,016
Goldman Sachs Group, Inc.	1,700	278,545
Hargreaves Lansdown PLC	5,300	128,827
IGM Financial, Inc. - Class B (A)	1,800	84,896
Invesco, Ltd.	1,500	55,500
Julius Baer Group, Ltd. (G)	1,358	60,262
Macquarie Group, Ltd.	1,200	64,469
Mediobanca SpA (G)	1,088	12,441
Morgan Stanley	6,300	196,371
Nomura Holdings, Inc.	15,400	98,772
Northern Trust Corp. (A)	2,500	163,900
Partners Group Holding AG	400	112,392
Schroders PLC - Series R	1,300	56,306
State Street Corp.	1,900	132,145

	Shares	Value
Capital Markets (continued)
T. Rowe Price Group, Inc.	1,500	$ 123,525
TD Ameritrade Holding Corp. (A)	2,000	67,900
UBS AG - Class A (G)	13,224	273,141
Chemicals - 1.1%
Agrium, Inc. (A)	400	38,980
Air Liquide SA - Class A	1,290	174,731
Air Products & Chemicals, Inc.	1,600	190,464
Air Water, Inc.	2,000	27,670
Airgas, Inc.	700	74,557
Akzo Nobel NV	623	50,836
Arkema SA	220	24,913
Asahi Kasei Corp.	5,000	34,007
BASF SE - Class R	3,931	436,926
Celanese Corp. - Series A	800	44,408
CF Industries Holdings, Inc. - Class B	200	52,128
Dow Chemical Co.	4,300	208,937
E.I. du Pont de Nemours & Co.	3,400	228,140
Eastman Chemical Co.	600	51,726
Ecolab, Inc.	2,100	226,779
FMC Corp. - Class A	600	45,936
Givaudan SA (G)	100	154,629
Incitec Pivot, Ltd.	7,463	20,487
Israel Chemicals, Ltd.	1,656	14,478
Israel Corp., Ltd. (G)	6	3,348
Johnson Matthey PLC	1,200	65,439
JSR Corp. (A)	600	11,121
K+S AG	602	19,776
Kansai Paint Co., Ltd. (A)	1,300	18,578
Koninklijke DSM NV	1,052	72,196
Kuraray Co., Ltd. (A)	1,000	11,432
Lanxess AG	1,000	75,426
Linde AG	812	162,428
LyondellBasell Industries NV - Class A	2,726	242,450
Mitsubishi Chemical Holdings Corp.	6,000	24,938
Mitsubishi Gas Chemical Co., Inc.	2,000	11,277
Mitsui Chemicals, Inc. (A)	4,000	9,805
Monsanto Co.	1,900	216,163
Mosaic Co.	800	40,000
Nitto Denko Corp.	700	33,517
Novozymes A/S - B Shares	1,430	62,880
Orica, Ltd. (A)	841	17,065
Potash Corp. of Saskatchewan, Inc. (A)	3,700	133,843
PPG Industries, Inc.	400	77,384
Praxair, Inc.	1,100	144,067
Sherwin-Williams Co.	600	118,278
Shin-Etsu Chemical Co., Ltd.	1,700	97,143
Showa Denko KK (A)	6,000	8,487
Sigma-Aldrich Corp.	1,000	93,380
Solvay SA - Class A	297	46,624
Sumitomo Chemical Co., Ltd.	5,000	18,457
Syngenta AG	359	135,754
Taiyo Nippon Sanso Corp. (A)	3,000	23,601
Teijin, Ltd.	4,000	9,921
Toray Industries, Inc. (A)	5,000	33,038
UBE Industries, Ltd.	6,000	11,045
Umicore SA	293	14,931
Yara International ASA (A)	701	30,977
Commercial Banks - 2.9%
Aozora Bank, Ltd.	5,000	14,242
Australia & New Zealand Banking Group, Ltd.	11,341	347,713
Banca Monte dei Paschi di Siena SpA (G)	38,174	13,937
Banco Bilbao Vizcaya Argentaria SA	22,763	273,392
Banco de Sabadell SA	9,913	30,618
Banco Espirito Santo SA (G)	8,203	15,358
Banco Popular Espanol SA	663	5,005

The notes are an integral part of this report. Transamerica Series Trust	March 31, 2014 Form N-Q

Transamerica AllianceBernstein Dynamic Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2014

(unaudited)

	Shares	Value
Commercial Banks (continued)
Banco Santander SA - Class A	45,963	$ 438,244
Bank Hapoalim BM	1,671	9,535
Bank Leumi Le-Israel BM (G)	5,397	21,046
Bank of East Asia, Ltd.	8,000	31,251
Bank of Ireland (G)	89,700	38,061
Bank of Kyoto, Ltd. (A)	4,000	33,019
Bank of Montreal	2,699	180,568
Bank of Nova Scotia	5,200	301,181
Bank of Yokohama, Ltd.	3,000	14,969
Bankia SA (G)	48,100	101,518
Barclays PLC	64,908	252,565
BB&T Corp.	1,700	68,289
BNP Paribas SA	4,045	312,010
BOC Hong Kong Holdings, Ltd.	13,500	38,378
Canadian Imperial Bank of Commerce - Class B (A)	1,500	129,240
Chiba Bank, Ltd.	5,000	30,810
Chugoku Bank, Ltd.	1,500	19,997
CIT Group, Inc.	1,000	49,020
Commerzbank AG (G)	5,282	97,035
Commonwealth Bank of Australia	6,725	482,975
Credit Agricole SA (G)	4,225	66,616
Danske Bank A/S - Class R	2,342	65,255
DBS Group Holdings, Ltd.	7,000	89,983
DNB ASA	3,574	62,135
Erste Group Bank AG	1,034	35,327
Fifth Third Bancorp	8,200	188,190
Fukuoka Financial Group, Inc. - Class A	3,000	12,324
Hachijuni Bank, Ltd.	2,000	11,374
Hang Seng Bank, Ltd.	2,800	44,510
HSBC Holdings PLC	76,883	778,666
Intesa Sanpaolo SpA	49,480	167,689
Iyo Bank, Ltd.	2,000	19,106
Joyo Bank, Ltd.	3,000	14,969
KBC Groep NV	1,053	64,772
KeyCorp	4,700	66,928
Lloyds TSB Group PLC (G)	178,633	222,314
M&T Bank Corp. (A)	400	48,520
Mitsubishi UFJ Financial Group, Inc.	53,900	296,094
Mizrahi Tefahot Bank, Ltd.	500	6,834
Mizuho Financial Group, Inc. (A)	96,700	191,123
National Australia Bank, Ltd. - Class N	9,497	312,315
National Bank of Canada (A)	1,400	56,101
Natixis - Class A	7,161	52,592
Nordea Bank AB	13,099	185,790
Oversea-Chinese Banking Corp., Ltd.	11,000	85,086
PNC Financial Services Group, Inc.	1,900	165,300
Raiffeisen Bank International AG	300	10,002
Regions Financial Corp.	5,500	61,105
Resona Holdings, Inc.	8,000	38,677
Royal Bank of Canada	6,100	402,197
Royal Bank of Scotland Group PLC (G)	12,643	65,552
Seven Bank, Ltd.	5,320	20,875
Shinsei Bank, Ltd. - Class A (A)	10,000	19,668
Shizuoka Bank, Ltd.	2,000	19,513
Skandinaviska Enskilda Banken AB - Class A (A)	5,953	81,721
Societe Generale SA	3,082	189,814
Standard Chartered PLC	8,658	180,933
Sumitomo Mitsui Financial Group, Inc.	5,700	243,485
Sumitomo Mitsui Trust Holdings, Inc.	14,000	63,208
SunTrust Banks, Inc.	4,600	183,034
Suruga Bank, Ltd.	2,000	35,227
Svenska Handelsbanken AB - Class A (A)	1,804	90,530
Swedbank AB - Class A	3,890	104,398
Toronto-Dominion Bank	7,800	365,693
U.S. Bancorp - Class A	6,900	295,734

	Shares	Value
Commercial Banks (continued)
UniCredit SpA - Class A	18,466	$ 168,665
Unione di Banche Italiane SCPA	8,200	77,270
United Overseas Bank, Ltd.	5,000	86,056
Wells Fargo & Co.	21,400	1,064,436
Westpac Banking Corp.	12,953	415,156
Commercial Services & Supplies - 0.2%
ADT Corp. (A)	550	16,473
Aggreko PLC	1,351	33,807
Brambles, Ltd.	3,848	33,046
Dai Nippon Printing Co., Ltd.	3,000	28,746
Edenred	700	21,963
G4S PLC	15,300	61,600
Republic Services, Inc. - Class A	1,400	47,824
Secom Co., Ltd.	800	46,086
Securitas AB - Class B	2,900	33,582
Societe BIC SA	200	26,272
Stericycle, Inc. (G)	600	68,172
Toppan Printing Co., Ltd. (A)	2,000	14,320
Tyco International, Ltd.	4,300	182,320
Waste Management, Inc.	3,300	138,831
Communications Equipment - 0.4%
Alcatel-Lucent (G)	12,500	49,285
Cisco Systems, Inc.	22,700	508,707
F5 Networks, Inc. - Class B (G)	500	53,315
Juniper Networks, Inc. (G)	1,800	46,368
Motorola Solutions, Inc.	2,213	142,274
QUALCOMM, Inc.	7,300	575,678
Telefonaktiebolaget LM Ericsson - Class B	12,776	170,155
Computers & Peripherals - 0.9%
Apple, Inc.	4,000	2,146,960
Blackberry, Ltd. (A) (G)	1,700	13,763
Brother Industries, Ltd.	2,200	30,757
Canon, Inc.	4,800	148,397
EMC Corp.	7,400	202,834
Hewlett-Packard Co.	7,200	232,992
Konica Minolta, Inc.	1,500	13,995
NEC Corp.	7,000	21,499
NetApp, Inc.	3,400	125,460
Nokia OYJ (G)	16,698	123,991
Ricoh Co., Ltd.	2,000	23,059
SanDisk Corp.	1,000	81,190
Seagate Technology PLC (A)	2,800	157,248
Western Digital Corp.	900	82,638
Construction & Engineering - 0.2%
ACS Actividades de Construccion y Servicios SA	855	33,588
Bouygues SA - Class A	753	31,406
Chiyoda Corp.	1,000	12,896
Ferrovial SA	2,900	62,824
Fluor Corp.	600	46,638
JGC Corp.	1,300	45,216
Kajima Corp. (A)	4,900	17,186
Leighton Holdings, Ltd. (A)	3,687	72,182
Obayashi Corp.	6,000	33,832
Shimizu Corp. (A)	5,000	25,917
Skanska AB - Class B	2,057	48,467
SNC-Lavalin Group, Inc.	1,300	56,845
Taisei Corp.	5,200	23,225
Vinci SA	1,996	148,241
Construction Materials - 0.1%
Boral, Ltd. (A)	2,548	13,351
CRH PLC	3,021	84,049
Fletcher Building, Ltd.	3,130	25,860
HeidelbergCement AG	650	55,707
Holcim, Ltd. (G)	832	68,890

The notes are an integral part of this report. Transamerica Series Trust	March 31, 2014 Form N-Q

Transamerica AllianceBernstein Dynamic Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2014

(unaudited)

	Shares	Value
Construction Materials (continued)
Imerys SA	600	$ 53,357
James Hardie Industries PLC	4,700	62,462
Lafarge SA	552	43,118
Taiheiyo Cement Corp. (A)	8,000	28,833
Consumer Finance - 0.2%
Acom Co., Ltd. (A) (G)	7,500	23,979
AEON Financial Service Co., Ltd. (A)	1,000	22,545
American Express Co.	3,800	342,114
Capital One Financial Corp.	2,500	192,900
Credit Saison Co., Ltd.	600	11,934
Discover Financial Services	1,300	75,647
ORIX Corp. (G)	5,460	76,863
SLM Corp.	2,600	63,648
Containers & Packaging - 0.0% (C)
Amcor, Ltd.	3,510	33,821
Ball Corp.	600	32,886
Toyo Seikan Group Holdings, Ltd.	1,600	25,981
Distributors - 0.0% (C)
Genuine Parts Co. (A)	600	52,110
Jardine Cycle & Carriage, Ltd.	180	6,487
Diversified Consumer Services - 0.0% (C)
Benesse Holdings, Inc.	300	11,466
Diversified Financial Services - 1.1%
ASX, Ltd.	1,449	48,471
Bank of America Corp.	45,600	784,320
Berkshire Hathaway, Inc. - Class B (G)	4,500	562,365
CaixaBank SA (A)	9,638	62,007
Citigroup, Inc.	12,911	614,564
CME Group, Inc. - Class A	1,000	74,010
Deutsche Boerse AG	586	46,638
Eurazeo SA	840	75,474
Exor SpA	200	8,977
First Pacific Co., Ltd.	17,000	16,876
Groupe Bruxelles Lambert SA	429	42,836
Hong Kong Exchanges and Clearing, Ltd.	4,600	69,743
Industrivarden AB - Class C	2,000	38,750
ING Groep NV - CVA (G)	13,860	196,193
IntercontinentalExchange Group, Inc.	640	126,611
Investment AB Kinnevik - Class B	999	36,890
Investor AB - Class B	1,891	68,426
Japan Exchange Group, Inc. (A)	500	12,198
JPMorgan Chase & Co.	16,100	977,431
McGraw-Hill Financial, Inc.	2,300	175,490
Mitsubishi UFJ Lease & Finance Co., Ltd.	3,000	14,707
Moody’s Corp.	1,000	79,320
Pargesa Holding SA	651	56,333
Pohjola Bank PLC - Class A	618	13,733
Singapore Exchange, Ltd.	4,000	22,069
Wendel SA	400	62,187
Diversified Telecommunication Services - 1.0%
AT&T, Inc. (A)	24,800	869,736
BCE, Inc. (A)	600	25,845
Belgacom SA (A)	842	26,366
Bell Aliant, Inc. (A)	1,150	28,129
Bezeq Israeli Telecommunication Corp., Ltd.	12,438	22,151
BT Group PLC - Class A	33,088	209,342
CenturyLink, Inc. (A)	1,549	50,869
Deutsche Telekom AG	12,511	202,176
Elisa OYJ	964	27,743
HKT Trust and HKT, Ltd. (A)	14,000	14,728
Iliad SA	123	35,466
Inmarsat PLC	4,216	51,064
Koninklijke KPN NV (G)	27,789	98,197
Nippon Telegraph & Telephone Corp.	1,800	97,992

	Shares	Value
Diversified Telecommunication Services (continued)
Orange SA	6,700	$ 98,948
PCCW, Ltd.	8,000	3,992
Portugal Telecom SGPS SA	2,505	10,653
Singapore Telecommunications, Ltd.	34,000	98,657
Swisscom AG	129	79,234
TDC A/S - Class B	2,394	22,132
Telecom Corp. of New Zealand, Ltd. (A)	6,787	14,372
Telecom Italia SpA	49,323	58,165
Telecom Italia SpA - RSP	35,922	33,602
Telefonica SA	17,045	269,691
Telekom Austria AG	1,367	13,590
Telenor ASA	3,562	78,940
TeliaSonera AB (A)	10,340	77,962
Telstra Corp., Ltd.	15,830	74,578
TELUS Corp.	800	28,678
TELUS Corp. (G) (H)	800	28,859
Verizon Communications, Inc.	17,493	832,142
Windstream Holdings, Inc. (A)	8,000	65,920
Electric Utilities - 0.5%
American Electric Power Co., Inc.	1,200	60,792
Cheung Kong Infrastructure Holdings, Ltd.	6,000	38,290
Chubu Electric Power Co., Inc. (G)	2,300	27,075
Chugoku Electric Power Co., Inc.	1,700	23,701
CLP Holdings, Ltd.	6,500	48,981
Contact Energy, Ltd.	665	3,070
Duke Energy Corp.	2,296	163,521
Edison International	900	50,949
EDP - Energias de Portugal SA	8,920	41,425
Electricite de France	1,016	40,192
Enel SpA	23,905	135,288
Entergy Corp. - Class B	600	40,110
Exelon Corp.	3,078	103,298
FirstEnergy Corp.	1,066	36,276
Fortis, Inc.	1,300	37,066
Fortum OYJ	1,987	45,167
Hokkaido Electric Power Co., Inc. (A) (G)	800	6,759
Hokuriku Electric Power Co.	1,400	18,162
Iberdrola SA	20,045	140,174
Kansai Electric Power Co., Inc. (G)	2,700	27,702
Kyushu Electric Power Co., Inc. (G)	3,500	42,794
NextEra Energy, Inc.	1,700	162,554
Northeast Utilities (A)	1,061	48,275
Power Assets Holdings, Ltd.	5,000	43,351
PPL Corp.	2,900	96,106
Red Electrica Corp. SA	400	32,513
Shikoku Electric Power Co., Inc. (A) (G)	500	6,782
Southern Co. (A)	3,100	136,214
SP AusNet (A)	1,005	1,221
SSE PLC - Class B	2,398	58,728
Terna Rete Elettrica Nazionale SpA	4,393	23,530
Tohoku Electric Power Co., Inc.	1,300	13,401
Tokyo Electric Power Co., Inc. (G)	5,300	21,361
Xcel Energy, Inc. (A)	1,400	42,504
Electrical Equipment - 0.3%
ABB, Ltd. (G)	7,949	205,008
Alstom SA	629	17,175
AMETEK, Inc. - Class A	1,050	54,064
Eaton Corp. PLC	1,994	149,789
Emerson Electric Co.	2,700	180,360
Legrand SA	1,171	72,749
Mitsubishi Electric Corp.	8,000	90,064
Nidec Corp. (A)	1,000	60,834
Osram Licht AG (G)	351	22,759
Prysmian SpA	896	22,293
Rockwell Automation, Inc. - Class B	500	62,275
Roper Industries, Inc.	400	53,404

The notes are an integral part of this report. Transamerica Series Trust	March 31, 2014 Form N-Q

Transamerica AllianceBernstein Dynamic Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2014

(unaudited)

	Shares	Value
Electrical Equipment (continued)
Schneider Electric SA	2,182	$ 193,438
Sumitomo Electric Industries, Ltd.	2,700	40,180
Electronic Equipment & Instruments - 0.2%
Amphenol Corp. - Class A	600	54,990
Corning, Inc. (A)	3,700	77,034
FUJIFILM Holdings Corp.	1,700	45,640
Hexagon AB - Class B	1,472	50,012
Hirose Electric Co., Ltd.	100	13,738
Hitachi Chemical Co., Ltd.	700	9,529
Hitachi High-Technologies Corp. (A)	500	11,645
Hitachi, Ltd.	19,500	143,962
Hoya Corp.	1,600	49,807
Keyence Corp.	200	82,488
Kyocera Corp.	1,200	54,097
Murata Manufacturing Co., Ltd.	700	66,022
Nippon Electric Glass Co., Ltd. (A)	1,500	7,717
Omron Corp.	600	24,764
TDK Corp.	300	12,527
TE Connectivity, Ltd.	3,400	204,714
Energy Equipment & Services - 0.5%
Aker Solutions ASA	1,064	16,570
AMEC PLC	1,700	31,799
Baker Hughes, Inc.	3,000	195,060
Cameron International Corp. (G)	2,500	154,425
CGG SA (A) (G)	1,038	16,645
Diamond Offshore Drilling, Inc. (A)	600	29,256
Ensco PLC - Class A	800	42,224
FMC Technologies, Inc. (G)	800	41,832
Fugro NV - CVA (A)	354	21,768
Halliburton Co.	3,900	229,671
National Oilwell Varco, Inc.	1,800	140,166
Noble Corp. PLC	1,000	32,740
Petrofac, Ltd.	2,778	66,599
Rowan Cos. PLC (G)	300	10,104
Saipem SpA	1,338	32,663
Schlumberger, Ltd.	5,639	549,803
SeaDrill, Ltd. (A)	1,286	45,402
Subsea 7 SA	1,363	25,335
Technip SA	431	44,479
Tenaris SA	1,818	40,098
Transocean, Ltd.	1,113	45,852
Weatherford International, Ltd. (G)	5,900	102,424
WorleyParsons, Ltd.	874	12,272
Food & Staples Retailing - 0.8%
Aeon Co., Ltd.	2,200	24,789
Alimentation Couche Tard, Inc. - Class B	400	32,351
Carrefour SA	2,140	82,829
Casino Guichard Perrachon SA	508	60,453
Colruyt SA	532	29,316
Costco Wholesale Corp.	1,600	178,688
CVS Caremark Corp.	4,700	351,842
Delhaize Group SA	429	31,353
Distribuidora Internacional de Alimentacion SA	1,040	9,502
FamilyMart Co., Ltd.	300	13,181
George Weston, Ltd. - Class A (A)	400	29,793
J. Sainsbury PLC (A)	9,900	52,172
Jeronimo Martins SGPS SA	1,149	19,280
Koninklijke Ahold NV (G)	2,535	50,914
Kroger Co.	1,600	69,840
Lawson, Inc. (A)	200	14,145
Loblaw Cos., Ltd. (A)	1,000	42,424
Metcash, Ltd. (A)	17,745	43,117
Metro AG (G)	1,800	73,463
Olam International, Ltd. (A)	7,000	12,354
Seven & I Holdings Co., Ltd.	3,200	122,277

	Shares	Value
Food & Staples Retailing (continued)
Shoppers Drug Mart Corp.	1,100	$ 60,527
Sysco Corp. (A)	4,300	155,359
Tesco PLC	29,088	143,251
Wal-Mart Stores, Inc.	7,900	603,797
Walgreen Co.	3,700	244,311
Wesfarmers, Ltd.	3,578	136,678
Whole Foods Market, Inc.	1,800	91,278
WM Morrison Supermarkets PLC	23,879	84,795
Woolworths, Ltd.	5,314	176,036
Food Products - 0.9%
Ajinomoto Co., Inc.	3,000	42,872
Archer-Daniels-Midland Co.	4,900	212,611
Associated British Foods PLC	2,519	116,790
Bunge, Ltd.	600	47,706
Campbell Soup Co. (A)	1,100	49,368
ConAgra Foods, Inc.	1,500	46,545
Danone SA	2,489	176,009
General Mills, Inc.	2,700	139,914
Golden Agri-Resources, Ltd.	31,000	14,170
Hershey Co.	600	62,640
Hormel Foods Corp.	1,700	83,759
JM Smucker Co.	500	48,620
Kellogg Co.	2,200	137,962
Kerry Group PLC - Class A	740	56,488
Kraft Foods Group, Inc.	2,033	114,051
Lindt & Spruengli AG	1	58,877
Mead Johnson Nutrition Co. - Class A	500	41,570
MEIJI Holdings Co., Ltd. (A)	300	18,922
Mondelez International, Inc. - Class A	6,100	210,755
Nestle SA	13,962	1,051,039
Nippon Meat Packers, Inc.	1,000	14,891
Nisshin Seifun Group, Inc. (A)	2,200	24,171
Nissin Foods Holdings Co., Ltd.	300	13,530
Saputo, Inc.	500	25,188
Tate & Lyle PLC	2,200	24,482
Toyo Suisan Kaisha, Ltd.	1,000	33,377
Unilever NV - CVA	6,902	283,687
Unilever PLC	4,638	198,023
Wilmar International, Ltd.	8,000	22,005
Yakult Honsha Co., Ltd. - Class A (A)	600	30,112
Yamazaki Baking Co., Ltd. (A)	2,500	29,598
Gas Utilities - 0.1%
APA Group (A)	2,800	16,697
Enagas SA	700	21,288
EQT Corp.	600	58,182
Gas Natural SDG SA	2,960	83,229
Hong Kong & China Gas Co., Ltd.	20,757	45,279
Osaka Gas Co., Ltd.	7,000	26,518
Snam SpA	8,096	47,402
Toho Gas Co., Ltd. (A)	3,600	19,602
Tokyo Gas Co., Ltd.	9,000	45,691
Health Care Equipment & Supplies - 0.5%
Abbott Laboratories	6,700	258,017
Baxter International, Inc.	2,000	147,160
Becton Dickinson and Co.	1,700	199,036
Boston Scientific Corp. (G)	6,000	81,120
Coloplast A/S - Class B	750	60,685
Covidien PLC	2,000	147,320
CR Bard, Inc. (A)	700	103,586
Edwards Lifesciences Corp. (A) (G)	400	29,668
Elekta AB - Class B (A)	1,200	15,991
Essilor International SA	764	77,045
Getinge AB - Class B (A)	903	25,295
Intuitive Surgical, Inc. (G)	200	87,598
Medtronic, Inc.	3,800	233,852
Olympus Corp. (G)	800	25,500

The notes are an integral part of this report. Transamerica Series Trust	March 31, 2014 Form N-Q

Transamerica AllianceBernstein Dynamic Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2014

(unaudited)

	Shares	Value
Health Care Equipment & Supplies (continued)
Smith & Nephew PLC	4,334	$ 65,679
Sonova Holding AG (G)	403	58,897
St. Jude Medical, Inc.	2,100	137,319
Stryker Corp.	2,400	195,528
Sysmex Corp.	600	19,125
Terumo Corp. (A)	800	17,463
Zimmer Holdings, Inc. - Class A	600	56,748
Health Care Providers & Services - 0.6%
Aetna, Inc.	3,200	239,904
Alfresa Holdings Corp.	400	26,081
AmerisourceBergen Corp. - Class A	1,000	65,590
Cardinal Health, Inc.	900	62,982
Catamaran Corp. (G)	800	35,792
CIGNA Corp.	1,300	108,849
DaVita HealthCare Partners, Inc. (G)	1,200	82,620
Express Scripts Holding Co. (G)	2,928	219,863
Fresenius Medical Care AG & Co., KGaA	568	39,634
Fresenius SE & Co. KGaA	348	54,462
HCA Holdings, Inc. (G)	4,039	212,047
Humana, Inc. - Class A (A)	1,300	146,536
Laboratory Corp. of America Holdings (A) (G)	400	39,284
McKesson Corp.	1,000	176,570
Medipal Holdings Corp.	900	13,760
Miraca Holdings, Inc.	300	13,138
Quest Diagnostics, Inc. (A)	1,900	110,048
Ramsay Health Care, Ltd.	2,022	90,254
Ryman Healthcare, Ltd.	1,600	12,150
Sonic Healthcare, Ltd.	2,010	32,193
Suzuken Co., Ltd.	700	27,094
UnitedHealth Group, Inc.	3,800	311,562
WellPoint, Inc.	1,600	159,280
Health Care Technology - 0.0% (C)
Cerner Corp. (G)	1,000	56,250
Hotels, Restaurants & Leisure - 0.6%
Accor SA	574	29,389
Carnival Corp.	3,800	143,868
Carnival PLC - Class A	3,300	125,656
Chipotle Mexican Grill, Inc. - Class A (G)	136	77,255
Compass Group PLC	4,824	73,587
Crown Resorts, Ltd.	2,758	42,536
Echo Entertainment Group, Ltd. - Class A	3,197	7,264
Galaxy Entertainment Group, Ltd. (G)	11,400	99,207
Genting Singapore PLC	36,000	38,207
Las Vegas Sands Corp.	2,900	234,262
Marriott International, Inc. - Class A (A)	2,300	128,846
McDonald’s Corp.	4,300	421,529
McDonald’s Holdings Co., Japan, Ltd. (A)	400	10,762
MGM China Holdings, Ltd.	4,000	14,104
Oriental Land Co., Ltd. (A)	200	30,422
Sands China, Ltd.	10,000	74,583
Shangri-La Asia, Ltd.	8,000	13,099
SJM Holdings, Ltd.	7,000	19,674
Sodexo	250	26,220
Starbucks Corp.	2,700	198,126
Starwood Hotels & Resorts Worldwide, Inc.	600	47,760
Tatts Group, Ltd.	8,000	21,516
Tim Hortons, Inc.	400	22,122
Wynn Macau, Ltd.	9,161	37,853
Wynn Resorts, Ltd.	300	66,645
Yum! Brands, Inc.	1,700	128,163
Household Durables - 0.1%
Electrolux AB - Series B (A)	977	21,314
Husqvarna AB - Class B (A)	2,400	16,761
Iida Group Holdings Co., Ltd.	700	9,691
Nikon Corp. (A)	1,200	19,323

	Shares	Value
Household Durables (continued)
Panasonic Corp.	9,500	$ 107,964
Rinnai Corp.	200	17,575
Sekisui Chemical Co., Ltd.	3,000	31,187
Sekisui House, Ltd.	3,000	37,233
Sharp Corp. (A) (G)	8,400	25,554
Sony Corp. (A)	4,300	82,155
Household Products - 0.5%
Church & Dwight Co., Inc. (A)	900	62,163
Clorox Co. (A)	600	52,806
Colgate-Palmolive Co.	3,400	220,558
Henkel AG & Co. KGaA	564	56,682
Kao Corp.	1,900	67,319
Kimberly-Clark Corp.	1,400	154,350
Procter & Gamble Co.	11,600	934,960
Reckitt Benckiser Group PLC - Class A	2,437	198,551
Svenska Cellulosa AB SCA - Class B	2,423	71,316
UniCharm Corp. (A)	300	16,024
Independent Power Producers & Energy Traders - 0.1%
AES Corp.	3,000	42,840
Calpine Corp. (G)	6,500	135,915
Enel Green Power SpA	17,983	50,490
Industrial Conglomerates - 0.7%
3M Co.	2,400	325,584
Danaher Corp.	2,100	157,500
General Electric Co.	44,800	1,159,872
Hutchison Whampoa, Ltd.	9,000	119,281
Keppel Corp., Ltd.	5,200	45,018
Koninklijke Philips NV	3,632	127,617
NWS Holdings, Ltd.	12,000	20,329
Orkla ASA	2,487	21,203
SembCorp Industries, Ltd.	4,000	17,458
Siemens AG - Class A	3,519	473,644
Smiths Group PLC	3,680	78,039
Toshiba Corp.	15,000	63,508
Insurance - 1.4%
ACE, Ltd.	1,400	138,684
Aflac, Inc.	1,200	75,648
Ageas	901	40,149
AIA Group, Ltd.	51,600	244,811
Allianz SE - Class A	1,904	321,848
Allstate Corp.	1,200	67,896
American International Group, Inc.	5,920	296,059
AMP, Ltd.	21,333	98,525
AON PLC	2,300	193,844
Arch Capital Group, Ltd. (A) (G)	300	17,262
Assicurazioni Generali SpA	4,281	95,425
Aviva PLC	10,097	80,294
Chubb Corp. - Class A	700	62,510
CNP Assurances	1,601	33,900
Dai-ichi Life Insurance Co., Ltd.	3,700	53,771
Delta Lloyd NV	307	8,512
Everest RE Group, Ltd.	100	15,305
Gjensidige Forsikring ASA - Class A	1,640	33,360
Hannover Rueck SE	1,000	89,451
Hartford Financial Services Group, Inc. (A)	1,800	63,486
Insurance Australia Group, Ltd.	7,001	36,164
Intact Financial Corp.	700	43,564
Legal & General Group PLC	25,762	87,917
Lincoln National Corp.	400	20,268
Loews Corp.	2,700	118,935
Manulife Financial Corp.	7,900	152,355
Mapfre SA	14,080	59,356
Marsh & McLennan Cos., Inc.	3,900	192,270
MetLife, Inc.	4,000	211,200
MS&AD Insurance Group Holdings	2,100	48,098
Muenchener Rueckversicherungs AG	631	137,870

The notes are an integral part of this report. Transamerica Series Trust	March 31, 2014 Form N-Q

Transamerica AllianceBernstein Dynamic Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2014

(unaudited)

	Shares	Value
Insurance (continued)
NKSJ Holdings, Inc.	1,700	$ 43,680
Old Mutual PLC	21,089	70,704
PartnerRe, Ltd.	300	31,050
Power Corp. of Canada	2,000	54,672
Power Financial Corp. (A)	1,100	34,060
Principal Financial Group, Inc.	1,400	64,386
Progressive Corp.	5,200	125,944
Prudential Financial, Inc.	2,000	169,300
Prudential PLC	9,209	194,750
QBE Insurance Group, Ltd.	5,037	59,886
RenaissanceRe Holdings, Ltd. (A)	200	19,520
RSA Insurance Group PLC	67,400	100,624
Sampo - Class A	1,811	93,934
SCOR SE	874	30,583
Sony Financial Holdings, Inc.	2,620	42,899
Standard Life PLC	17,652	111,093
Sun Life Financial, Inc.	2,500	86,567
Suncorp Group, Ltd.	5,451	65,061
Swiss Life Holding AG (G)	300	73,638
Swiss Re AG (G)	1,463	135,618
T&D Holdings, Inc.	2,450	29,125
Tokio Marine Holdings, Inc.	3,100	93,047
Travelers Cos., Inc. (A)	1,600	136,160
Tryg A/S	292	28,880
UnipolSai SpA (G)	3,878	14,852
Vienna Insurance Group AG	130	6,410
Willis Group Holdings PLC	1,000	44,130
XL Group PLC - Class A	2,500	78,125
Zurich Insurance Group AG (G)	509	156,261
Internet & Catalog Retail - 0.2%
Amazon.com, Inc. (G)	1,500	504,780
Liberty Interactive Corp. - Series A (G)	2,000	57,740
NetFlix, Inc. (A) (G)	200	70,406
priceline.com, Inc. (G)	200	238,378
Rakuten, Inc. (A)	3,073	40,997
Internet Software & Services - 0.6%
DeNA Co., Ltd. (A)	410	7,404
eBay, Inc. (G)	4,200	232,008
Facebook, Inc. - Class A (G)	7,400	445,776
Google, Inc. - Class A (G)	1,200	1,337,412
Gree, Inc. (A)	1,700	18,776
LinkedIn Corp. - Class A (G)	500	92,470
Yahoo Japan Corp.	4,100	20,100
Yahoo! Inc. (G)	4,200	150,780
IT Services - 0.7%
Accenture PLC - Class A	2,300	183,356
Amadeus IT Holding SA - Class A	1,507	62,595
AtoS	313	28,300
Automatic Data Processing, Inc.	2,100	162,246
Capital Gemini SA	492	37,245
CGI Group, Inc. - Class A (G)	1,300	40,135
Cognizant Technology Solutions Corp. - Class A (G)	3,200	161,952
Computershare, Ltd.	1,070	12,007
Fidelity National Information Services, Inc.	1,100	58,795
Fiserv, Inc. (G)	1,000	56,690
Fujitsu, Ltd.	7,000	42,320
International Business Machines Corp.	4,600	885,454
ITOCHU Techno-Solutions Corp. (A)	400	16,877
Mastercard, Inc. - Class A	4,000	298,800
Nomura Research Institute, Ltd.	1,500	47,377
NTT Data Corp.	1,211	47,107
Paychex, Inc. (A)	1,200	51,120
Teradata Corp. (A) (G)	1,500	73,785
Visa, Inc. - Class A	2,200	474,892

	Shares	Value
IT Services (continued)
Western Union Co. (A)	2,100	$ 34,356
Xerox Corp.	4,800	54,240
Leisure Equipment & Products - 0.0% (C)
Mattel, Inc.	2,600	104,286
Namco Bandai Holdings, Inc.	1,400	33,137
Sankyo Co., Ltd.	300	12,629
Sega Sammy Holdings, Inc.	600	13,440
Shimano, Inc.	200	20,094
Life Sciences Tools & Services - 0.1%
Agilent Technologies, Inc.	2,800	156,576
QIAGEN NV (G)	1,900	39,813
Thermo Fisher Scientific, Inc.	1,500	180,360
Machinery - 0.8%
Alfa Laval AB	1,076	29,110
Amada Co., Ltd.	3,000	21,102
Andritz AG (A)	300	18,538
Atlas Copco AB - Class A	2,427	70,009
Atlas Copco AB - Class B	1,598	43,750
Caterpillar, Inc. (A)	2,300	228,551
CNH Industrial NV (G)	3,146	36,168
Cummins, Inc.	1,300	193,687
Deere & Co. (A)	1,600	145,280
Dover Corp.	1,300	106,275
FANUC Corp.	800	141,104
GEA Group AG	1,022	46,716
Hino Motors, Ltd.	2,000	29,666
Hitachi Construction Machinery Co., Ltd. (A)	200	3,852
IHI Corp.	5,000	21,024
Illinois Tool Works, Inc. - Class A	1,800	146,394
Ingersoll-Rand PLC	2,700	154,548
Joy Global, Inc. (A)	500	29,000
JTEKT Corp.	1,200	17,835
Kawasaki Heavy Industries, Ltd.	7,000	25,772
Komatsu, Ltd.	4,000	82,856
Kone OYJ - Class B (A)	1,488	62,400
Kubota Corp.	5,000	66,221
Kurita Water Industries, Ltd.	500	10,846
Makita Corp.	300	16,480
MAN SE	321	40,906
Metso OYJ (A)	455	14,875
Mitsubishi Heavy Industries, Ltd.	11,000	63,625
Nabtesco Corp.	600	13,800
NGK Insulators, Ltd.	1,400	29,162
NSK, Ltd.	2,000	20,578
PACCAR, Inc. (A)	2,800	188,832
Parker Hannifin Corp.	1,400	167,594
Pentair, Ltd.	263	20,866
Sandvik AB	3,623	51,191
Scania AB - Class B	970	28,505
Schindler Holding AG	200	29,388
SembCorp Marine, Ltd. (A)	4,000	12,879
SKF AB - Class B (A)	2,461	63,005
SMC Corp.	200	52,754
Stanley Black & Decker, Inc.	1,700	138,108
Sumitomo Heavy Industries, Ltd.	4,000	16,238
THK Co., Ltd.	1,000	22,448
Vallourec SA	994	53,961
Volvo AB - Class B	7,096	112,706
Wartsila OYJ Abp	587	31,886
Weir Group PLC	2,900	122,609
Yangzijiang Shipbuilding Holdings, Ltd.	14,000	12,020
Marine - 0.0% (C)
A.P. Moller - Maersk A/S - Class A	1	11,533
A.P. Moller - Maersk A/S - Class B	3	35,982
Keuhne & Nagel International AG	443	61,987

The notes are an integral part of this report. Transamerica Series Trust	March 31, 2014 Form N-Q

Transamerica AllianceBernstein Dynamic Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2014

(unaudited)

	Shares	Value
Marine (continued)
Mitsui O.S.K. Lines, Ltd.	3,000	$ 11,684
Nippon Yusen KK	11,000	31,972
Media - 1.1%
Axel Springer SE (A)	700	44,799
British Sky Broadcasting Group PLC	4,495	68,419
CBS Corp. - Class B (A)	1,500	92,700
Comcast Corp. - Class A	8,900	445,178
Comcast Corp. - Special Class A (A)	1,500	73,140
Dentsu, Inc.	1,300	49,310
DIRECTV (G)	2,500	191,050
Discovery Communications, Inc. - Series A (A) (G)	2,000	165,400
DISH Network Corp. - Class A (G)	3,200	199,072
Eutelsat Communications SA	1,278	43,400
ITV PLC	17,100	54,593
JCDecaux SA	1,315	57,600
Kabel Deutschland Holding AG	800	109,892
Lagardere SCA	1,800	71,467
Liberty Global PLC (G)	2,200	91,520
Liberty Global PLC - Series C (G)	2,200	89,562
Liberty Media Corp. - Class A (G)	600	78,438
News Corp. - Class A (G)	1,524	26,243
Omnicom Group, Inc.	2,300	166,980
Pearson PLC	2,730	48,381
Publicis Groupe SA	701	63,333
Reed Elsevier NV	3,606	77,920
Reed Elsevier PLC	6,093	93,047
Scripps Networks Interactive, Inc. - Class A (A)	900	68,319
SES SA	872	32,561
Shaw Communications, Inc. - Class B (A)	2,200	52,537
Singapore Press Holdings, Ltd. (A)	7,000	23,372
Sirius XM Holdings, Inc. (G)	37,874	121,197
Telenet Group Holding NV	200	12,329
Thomson Reuters Corp. - Class B (A)	1,600	54,694
Time Warner Cable, Inc.	1,300	178,334
Time Warner, Inc.	3,500	228,655
Toho Co., Ltd.	1,100	22,050
Twenty-First Century Fox, Inc. - Class A (A)	6,100	195,017
Twenty-First Century Fox, Inc. - Class B	1,900	59,128
Viacom, Inc. - Class B	1,200	101,988
Vivendi SA	5,666	157,832
Walt Disney Co. - Class A	7,200	576,504
Wolters Kluwer NV	700	19,750
WPP PLC - Class A	3,710	76,510
Metals & Mining - 0.8%
Agnico Eagle Mines, Ltd.	600	18,166
Alcoa, Inc.	12,400	159,588
Anglo American PLC	4,851	123,453
Antofagasta PLC - Class A	5,815	80,997
ArcelorMittal	4,057	65,365
Barrick Gold Corp.	4,200	74,768
BHP Billiton PLC	7,679	236,070
BHP Billiton, Ltd.	13,601	460,017
Boliden AB	1,192	18,122
Daido Steel Co., Ltd. (A)	1,900	9,499
Eldorado Gold Corp. - Class A	5,200	28,928
First Quantum Minerals, Ltd.	3,948	72,960
Fortescue Metals Group, Ltd. (A)	11,892	57,900
Franco-Nevada Corp.	500	22,976
Freeport-McMoRan Copper & Gold, Inc.	3,400	112,438
Fresnillo PLC (A)	4,101	57,670
Glencore Xstrata PLC	40,302	207,481
Goldcorp, Inc.	2,900	70,749
Hitachi Metals, Ltd.	1,400	19,925
Iluka Resources, Ltd. (A)	5,315	48,848

	Shares	Value
Metals & Mining (continued)
JFE Holdings, Inc.	2,100	$ 39,532
Kinross Gold Corp.	6,433	26,593
Kobe Steel, Ltd.	9,000	11,946
Mitsubishi Materials Corp.	4,000	11,355
New Gold, Inc. (G)	2,650	13,112
Newcrest Mining, Ltd. (A) (G)	3,252	29,827
Newmont Mining Corp.	2,100	49,224
Nippon Steel & Sumitomo Metal Corp.	31,000	84,697
Norsk Hydro ASA	5,754	28,685
Nucor Corp. (A)	1,000	50,540
Randgold Resources, Ltd.	700	52,539
Rio Tinto PLC	4,842	269,414
Rio Tinto, Ltd.	1,626	95,831
Silver Wheaton Corp.	1,500	34,030
Sumitomo Metal Mining Co., Ltd.	2,000	25,113
Teck Resources, Ltd. - Class B	2,100	45,324
ThyssenKrupp AG (G)	1,549	41,538
Turquoise Hill Resources, Ltd. (G)	6,045	20,232
Voestalpine AG	563	24,746
Yamana Gold, Inc. (A)	3,200	28,020
Multi-Utilities - 0.5%
AGL Energy, Ltd.	3,330	46,880
Ameren Corp.	1,100	45,320
Canadian Utilities, Ltd. - Class A (A)	600	22,323
CenterPoint Energy, Inc.	1,900	45,011
Centrica PLC	21,915	120,458
CMS Energy Corp.	3,100	90,768
Consolidated Edison, Inc.	1,600	85,840
Dominion Resources, Inc.	2,400	170,376
DTE Energy Co.	700	52,003
E.ON SE	6,554	128,123
GDF Suez	5,410	148,018
National Grid PLC - Class B	12,893	176,685
NiSource, Inc. - Class B	3,000	106,590
PG&E Corp. (A)	3,100	133,920
Public Service Enterprise Group, Inc.	1,200	45,768
RWE AG	1,736	70,457
SCANA Corp. (A)	1,500	76,980
Sempra Energy	1,090	105,468
Suez Environnement Co.	1,600	32,501
United Utilities Group PLC	8,508	111,771
Veolia Environnement SA	1,382	27,340
Wisconsin Energy Corp. (A)	1,300	60,515
Multiline Retail - 0.3%
Canadian Tire Corp., Ltd. - Class A	800	75,426
Dollar General Corp. (G)	2,500	138,700
Dollar Tree, Inc. (G)	800	41,744
Family Dollar Stores, Inc.	700	40,607
Isetan Mitsukoshi Holdings, Ltd.	1,200	14,812
Kohl’s Corp. (A)	800	45,440
Macy’s, Inc.	3,200	189,728
Marks & Spencer Group PLC	13,300	100,111
Next PLC	1,400	154,045
Nordstrom, Inc. (A)	700	43,715
Target Corp.	2,300	139,173
Oil, Gas & Consumable Fuels - 2.9%
Anadarko Petroleum Corp. - Class A	1,800	152,568
Apache Corp.	1,400	116,130
ARC Resources, Ltd. (A)	1,000	27,544
Athabasca Oil Corp. - Class A (A) (G)	1,900	13,681
Baytex Energy Corp. (A)	900	37,058
BG Group PLC	14,369	267,700
BP PLC	80,568	644,731
Cameco Corp. - Class A (A)	2,400	54,947
Canadian Natural Resources, Ltd.	4,000	153,306
Canadian Oil Sands, Ltd.	3,700	77,615

The notes are an integral part of this report. Transamerica Series Trust	March 31, 2014 Form N-Q

Transamerica AllianceBernstein Dynamic Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2014

(unaudited)

	Shares	Value
Oil, Gas & Consumable Fuels (continued)
Cenovus Energy, Inc. (A)	2,700	$ 78,081
Chesapeake Energy Corp. (A)	7,000	179,340
Chevron Corp.	8,300	986,953
Cobalt International Energy, Inc. (G)	2,300	42,136
Concho Resources, Inc. (G)	401	49,122
ConocoPhillips	4,400	309,540
CONSOL Energy, Inc. (A)	1,100	43,945
Continental Resources, Inc. - Class B (A) (G)	1,482	184,168
Crescent Point Energy Corp. (A)	1,300	47,449
Denbury Resources, Inc.	500	8,200
Devon Energy Corp. - Class A	900	60,237
Enbridge, Inc.	3,300	149,881
EnCana Corp.	3,100	66,206
ENI SpA - Class B	10,808	271,140
EOG Resources, Inc.	1,100	215,787
Exxon Mobil Corp.	19,815	1,935,529
Galp Energia SGPS SA - Class B	1,035	17,873
Hess Corp.	2,600	215,488
Husky Energy, Inc.	2,700	80,988
Idemitsu Kosan Co., Ltd.	400	8,212
Imperial Oil, Ltd. (A)	1,300	60,537
INPEX Corp.	3,200	41,513
Japan Petroleum Exploration Co.	300	9,984
JX Holdings, Inc.	8,000	38,522
Kinder Morgan Management LLC (A) (G)	782	56,046
Kinder Morgan, Inc.	3,325	108,029
Koninklijke Vopak NV (A)	738	41,207
Lundin Petroleum AB (G)	1,096	22,539
Marathon Oil Corp.	1,600	56,832
Marathon Petroleum Corp.	1,000	87,040
MEG Energy Corp. (G)	1,600	54,071
Murphy Oil Corp. (A)	700	44,002
Neste Oil OYJ (A)	697	14,211
Noble Energy, Inc.	2,600	184,704
Occidental Petroleum Corp.	2,900	276,341
OMV AG	597	27,088
ONEOK, Inc.	2,500	148,125
Origin Energy, Ltd.	2,554	33,847
Pacific Rubiales Energy Corp.	2,500	45,025
Peabody Energy Corp.	1,200	19,608
Pembina Pipeline Corp. (A)	1,000	37,974
Penn West Petroleum, Ltd. (A)	4,300	35,940
Phillips 66	2,500	192,650
Pioneer Natural Resources Co.	1,200	224,568
Range Resources Corp. (A)	600	49,782
Repsol SA - Class A	3,228	82,382
Royal Dutch Shell PLC - Class A	15,681	572,784
Royal Dutch Shell PLC - Class B	11,229	438,152
Santos, Ltd.	6,203	77,661
Showa Shell Sekiyu KK	200	1,787
Southwestern Energy Co. (G)	1,200	55,212
Spectra Energy Corp.	4,600	169,924
Statoil ASA	4,735	133,641
Talisman Energy, Inc.	4,400	43,861
TonenGeneral Sekiyu KK	3,000	26,479
Total SA	8,976	588,611
Tourmaline Oil Corp. (G)	824	38,953
TransCanada Corp. (A)	2,600	118,182
Tullow Oil PLC	2,114	26,380
Valero Energy Corp.	1,600	84,960
Vermilion Energy, Inc. (A)	500	31,230
Williams Cos., Inc.	1,500	60,870
Woodside Petroleum, Ltd.	2,350	85,040
Paper & Forest Products - 0.1%
International Paper Co.	3,700	169,756

	Shares	Value
Paper & Forest Products (continued)
OJI Holdings Corp.	3,000	$ 13,428
Stora Enso OYJ - Class R	2,963	31,697
UPM-Kymmene OYJ	1,888	32,278
Personal Products - 0.1%
Beiersdorf AG	486	47,403
Estee Lauder Cos., Inc. - Class A	1,900	127,072
L’Oreal SA	986	162,596
Shiseido Co., Ltd. (A)	900	15,835
Pharmaceuticals - 2.5%
AbbVie, Inc. - Class G	6,700	344,380
Actavis PLC (G)	1,300	267,605
Allergan, Inc.	1,100	136,510
Astellas Pharma, Inc.	9,500	112,658
AstraZeneca PLC	4,630	299,223
Bayer AG	3,529	477,324
Bristol-Myers Squibb Co.	6,100	316,895
Chugai Pharmaceutical Co., Ltd.	700	17,870
Daiichi Sankyo Co., Ltd.	2,400	40,413
Dainippon Sumitomo Pharma Co., Ltd.	2,000	31,778
Eisai Co., Ltd. (A)	900	35,036
Eli Lilly & Co.	3,800	223,668
Forest Laboratories, Inc. (G)	1,100	101,497
GlaxoSmithKline PLC	21,269	564,324
Hisamitsu Pharmaceutical Co., Inc.	300	13,559
Hospira, Inc. (A) (G)	200	8,650
Johnson & Johnson	11,594	1,138,879
Kyowa Hakko Kirin Co., Ltd. (A)	1,300	13,855
Merck & Co., Inc.	12,900	732,333
Merck KGaA	321	54,062
Mitsubishi Tanabe Pharma Corp.	2,000	27,961
Mylan, Inc. (G)	1,800	87,894
Novartis AG	9,728	825,293
Novo Nordisk A/S - Class B	8,630	393,015
Ono Pharmaceutical Co., Ltd. (A)	200	17,323
Orion OYJ - Class B (A)	552	16,662
Otsuka Holdings Co., Ltd.	1,300	38,881
Perrigo Co. PLC	588	90,940
Pfizer, Inc.	31,700	1,018,204
Roche Holding AG	2,925	876,789
Sanofi	5,064	527,975
Santen Pharmaceutical Co., Ltd.	500	22,187
Shionogi & Co., Ltd.	1,000	18,534
Shire PLC	2,902	142,481
Taisho Pharmaceutical Holdings Co., Ltd.	201	16,183
Takeda Pharmaceutical Co., Ltd.	3,300	156,407
Teva Pharmaceutical Industries, Ltd.	3,798	196,135
UCB SA	405	32,428
Valeant Pharmaceuticals International, Inc. (G)	1,200	157,872
Zoetis, Inc. - Class A	2,080	60,195
Professional Services - 0.2%
Adecco SA (G)	1,094	91,017
Bureau Veritas SA	784	24,037
Capita PLC	4,652	85,001
Experian Group, Ltd.	3,140	56,589
Intertek Group PLC	1,100	56,336
Nielsen Holdings NV	2,790	124,518
Randstad Holding NV	700	40,990
SGS SA	28	69,014
Verisk Analytics, Inc. - Class A (G)	800	47,968
Real Estate Investment Trusts - 0.8%
American Capital Agency Corp.	1,500	32,235
American Realty Capital Properties, Inc. (A)	3,301	46,280
American Tower Corp. - Class A	1,400	114,618
Annaly Capital Management, Inc. (A)	7,800	85,566
Ascendas Real Estate Investment Trust	8,000	14,373

The notes are an integral part of this report. Transamerica Series Trust	March 31, 2014 Form N-Q

Transamerica AllianceBernstein Dynamic Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2014

(unaudited)

	Shares	Value
Real Estate Investment Trusts (continued)
AvalonBay Communities, Inc.	300	$ 39,396
Boston Properties, Inc.	1,200	137,436
British Land Co., PLC	8,400	91,587
CapitaCommercial Trust (A)	11,000	12,986
CapitaMall Trust	7,000	10,518
CFS Retail Property Trust Group	15,200	26,642
Corio NV	1,304	59,588
Crown Castle International Corp.	1,500	110,670
Dexus Property Group	59,000	58,000
Digital Realty Trust, Inc. (A)	500	26,540
Equity Residential	2,300	133,377
Federal Realty Investment Trust (A)	500	57,360
Fonciere Des Regions	400	37,053
Gecina SA	205	27,253
General Growth Properties, Inc.	6,114	134,508
Goodman Group	6,635	29,105
GPT Group	7,080	24,032
HCP, Inc.	3,100	120,249
Health Care REIT, Inc.	700	41,720
Host Hotels & Resorts, Inc. (A)	7,000	141,680
ICADE	493	48,772
Japan Real Estate Investment Corp.	6	30,112
Japan Retail Fund Investment Corp. - Class A	8	15,750
Kimco Realty Corp. (A)	1,900	41,572
Klepierre	583	26,087
Land Securities Group PLC	4,245	72,257
Link REIT	8,000	39,451
Macerich Co. - Class A	600	37,398
Mirvac Group	20,200	31,847
Nippon Building Fund, Inc.	4	20,888
Public Storage	1,000	168,490
RioCan Real Estate Investment Trust	800	19,271
Simon Property Group, Inc.	1,100	180,400
SL Green Realty Corp. (A)	700	70,434
Stockland	15,671	54,500
Unibail-Rodamco SE	369	95,824
Ventas, Inc.	2,200	133,254
Vornado Realty Trust - Class A	1,300	128,128
Westfield Group	7,948	75,552
Westfield Retail Trust	23,825	65,844
Weyerhaeuser Co.	1,800	52,830
Real Estate Management & Development - 0.3%
Aeon Mall Co., Ltd. - Class A	600	15,323
Brookfield Asset Management, Inc. - Class A	2,000	81,465
CapitaLand, Ltd.	11,000	25,272
Cheung Kong Holdings, Ltd.	6,000	99,401
City Developments, Ltd. (A)	1,362	10,936
Daito Trust Construction Co., Ltd.	200	18,507
Daiwa House Industry Co., Ltd.	2,000	33,929
Global Logistic Properties, Ltd. - Class L	13,000	27,387
Hang Lung Properties, Ltd.	13,000	37,291
Henderson Land Development Co., Ltd.	4,400	25,697
Hulic Co., Ltd. (A)	1,700	23,289
Hysan Development Co., Ltd.	4,389	19,069
IMMOFINANZ AG (G)	3,896	18,254
Keppel Land, Ltd.	8,000	21,369
Kerry Properties, Ltd.	6,000	20,035
Mitsubishi Estate Co., Ltd.	5,200	123,230
Mitsui Fudosan Co., Ltd.	3,200	97,629
New World Development Co., Ltd.	11,000	11,062
Nomura Real Estate Holdings, Inc.	700	13,361
Sino Land Co., Ltd.	15,200	22,418
Sumitomo Realty & Development Co., Ltd.	1,900	74,406
Sun Hung Kai Properties, Ltd.	6,000	73,487

	Shares	Value
Real Estate Management & Development (continued)
Swire Pacific, Ltd. - Series A	2,500	$ 29,121
Swire Properties, Ltd.	8,000	22,897
Tokyu Fudosan Holdings Corp.	4,000	29,841
UOL Group, Ltd.	4,000	19,906
Wharf Holdings, Ltd.	6,000	38,368
Wheelock & Co., Ltd.	4,000	15,626
Road & Rail - 0.3%
Aurizon Holdings, Ltd.	13,914	66,326
Canadian National Railway Co.	3,200	179,785
Canadian Pacific Railway, Ltd. (A)	700	104,889
Central Japan Railway Co. (A)	618	72,209
ComfortDelGro Corp., Ltd.	7,000	11,046
CSX Corp.	2,400	69,528
DSV A/S	915	29,530
East Japan Railway Co.	1,400	103,167
Hankyu Hanshin Holdings, Inc.	2,900	15,790
Kansas City Southern	500	51,030
Keikyu Corp. (A)	3,000	25,287
Keio Corp.	2,000	13,932
Keisei Electric Railway Co., Ltd.	1,600	13,874
Kintetsu Corp. (A)	7,000	24,890
MTR Corp., Ltd.	4,000	14,801
Nippon Express Co., Ltd.	3,000	14,678
Norfolk Southern Corp.	800	77,736
Odakyu Electric Railway Co., Ltd. (A)	2,000	17,226
Tobu Railway Co., Ltd.	4,000	19,338
Tokyu Corp.	3,000	18,341
Union Pacific Corp.	1,700	319,022
West Japan Railway Co.	720	29,396
Semiconductors & Semiconductor Equipment - 0.5%
Advantest Corp. (A)	1,200	12,986
Altera Corp.	1,100	39,864
Analog Devices, Inc. - Class A	1,000	53,140
Applied Materials, Inc. - Class A (A)	9,700	198,074
ARM Holdings PLC	6,042	100,528
ASM Pacific Technology, Ltd. (A)	1,178	11,512
ASML Holding NV	1,528	141,522
Avago Technologies, Ltd. - Class A	1,100	70,851
Broadcom Corp. - Class A	3,300	103,884
Infineon Technologies AG	7,649	91,277
Intel Corp.	21,300	549,753
KLA-Tencor Corp. (A)	700	48,398
Marvell Technology Group, Ltd.	2,500	39,375
Maxim Integrated Products, Inc. - Class A	1,300	43,056
NVIDIA Corp.	4,100	73,431
ROHM Co., Ltd.	900	40,154
STMicroelectronics NV - Class B (A)	4,800	44,464
Texas Instruments, Inc.	4,200	198,030
Tokyo Electron, Ltd.	600	36,768
Xilinx, Inc.	1,100	59,697
Software - 1.1%
Activision Blizzard, Inc.	9,100	186,004
Adobe Systems, Inc. (G)	4,000	262,960
Autodesk, Inc. (G)	900	44,262
CA, Inc.	1,500	46,455
Citrix Systems, Inc. (G)	1,300	74,659
Dassault Systemes	242	28,352
Gemalto NV (A)	600	69,880
GungHo Online Entertainment, Inc. (A)	10,000	54,546
Intuit, Inc.	2,300	178,779
Konami Corp. (A)	1,200	27,728
Microsoft Corp.	33,800	1,385,462
Nexon Co., Ltd.	2,400	20,230
NICE Systems, Ltd.	371	16,436
Nintendo Co., Ltd.	400	47,512
Oracle Corp. (Japan)	300	13,588

The notes are an integral part of this report. Transamerica Series Trust	March 31, 2014 Form N-Q

Transamerica AllianceBernstein Dynamic Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2014

(unaudited)

	Shares	Value
Software (continued)
Oracle Corp.	16,800	$ 687,288
Red Hat, Inc. (G)	600	31,788
Sage Group PLC	7,890	54,996
Salesforce.com, Inc. (A) (G)	3,600	205,524
SAP AG	3,935	318,541
Symantec Corp.	6,900	137,793
Trend Micro, Inc.	400	12,382
VMware, Inc. - Class A (A) (G)	1,100	118,822
Specialty Retail - 0.6%
ABC-Mart, Inc.	400	17,362
AutoZone, Inc. (G)	300	161,130
Bed Bath & Beyond, Inc. (A) (G)	1,800	123,840
Fast Retailing Co., Ltd. (A)	200	72,538
Gap, Inc. - Class A	4,000	160,240
Hennes & Mauritz AB - Class B	3,974	169,464
Home Depot, Inc.	6,500	514,345
Inditex SA	932	139,824
Kingfisher PLC	10,833	76,106
L Brands, Inc.	800	45,416
Lowe’s Cos., Inc.	4,500	220,050
Nitori Holdings Co., Ltd.	900	39,020
O’Reilly Automotive, Inc. (G)	400	59,356
PetSmart, Inc. - Class A (A)	800	55,112
Ross Stores, Inc.	600	42,930
Sanrio Co., Ltd. (A)	300	10,115
Shimamura Co., Ltd.	300	25,956
Staples, Inc. (A)	2,500	28,350
Tiffany & Co.	500	43,075
TJX Cos., Inc.	2,700	163,755
USS Co., Ltd.	2,700	37,904
Yamada Denki Co., Ltd. (A)	7,200	23,997
Textiles, Apparel & Luxury Goods - 0.4%
Adidas AG	924	99,977
Burberry Group PLC	5,118	119,028
Christian Dior SA	182	35,040
CIE Financiere Richemont SA	1,908	182,156
Coach, Inc. - Class A (A)	2,400	119,184
Fossil Group, Inc. (G)	320	37,315
Gildan Activewear, Inc. - Class A	600	30,236
Hugo Boss AG - Class A	400	53,221
Kering	240	48,951
Li & Fung, Ltd. (A)	20,000	29,550
Lululemon Athletica, Inc. (A) (G)	234	12,306
Luxottica Group SpA	871	50,373
LVMH Moet Hennessy Louis Vuitton SA	1,061	192,870
Michael Kors Holdings, Ltd. (G)	830	77,414
NIKE, Inc. - Class B	2,600	192,036
Ralph Lauren Corp. - Class A	700	112,651
Swatch Group AG	346	125,917
V.F. Corp.	2,800	173,264
Tobacco - 0.5%
Altria Group, Inc.	7,400	276,982
British American Tobacco PLC	8,243	458,375
Imperial Tobacco Group PLC	3,581	144,655
Japan Tobacco, Inc.	4,678	146,846
Lorillard, Inc. (A)	2,100	113,568
Philip Morris International, Inc.	7,200	589,464
Reynolds American, Inc. - Class A	3,000	160,260
Swedish Match AB	871	28,462
Trading Companies & Distributors - 0.3%
Brenntag AG	300	55,650
Bunzl PLC	2,400	63,859
Fastenal Co. (A)	2,700	133,164
Finning International, Inc.	1,900	53,795
ITOCHU Corp.	6,000	70,106
Marubeni Corp. (A)	6,400	42,971

	Shares	Value
Trading Companies & Distributors (continued)
Mitsubishi Corp.	5,900	$ 109,523
Mitsui & Co., Ltd.	7,400	104,603
Noble Group, Ltd.	31,000	29,203
Rexel SA	1,700	44,603
Sojitz Corp.	11,500	19,610
Sumitomo Corp. (A)	4,100	52,156
Toyota Tsusho Corp.	600	15,230
Wolseley PLC	1,230	69,946
WW Grainger, Inc. (A)	600	151,596
Transportation Infrastructure - 0.1%
Abertis Infraestructuras SA	2,417	55,191
Aeroports de Paris - Class A	224	27,931
Atlantia SpA	2,254	57,912
Auckland International Airport, Ltd.	5,174	17,108
Hutchison Port Holdings Trust (A)	36,000	23,400
Kamigumi Co., Ltd.	2,000	19,435
Sydney Airport	2,536	9,855
Transurban Group	8,871	59,728
Water Utilities - 0.0% (C)
American Water Works Co., Inc.	1,100	49,940
Severn Trent PLC	1,500	45,588
Wireless Telecommunication Services - 0.3%
KDDI Corp.	2,280	132,009
Millicom International Cellular SA - Class B SDR	229	23,334
NTT DOCOMO, Inc.	6,500	102,524
Rogers Communications, Inc. - Class B (A)	1,700	70,445
SBA Communications Corp. - Class A (A) (G)	700	63,672
Softbank Corp.	4,100	309,838
Sprint Corp. (A) (G)	4,100	37,679
StarHub, Ltd.	2,000	6,678
Tele2 AB - Class B	1,910	23,697
Vodafone Group PLC	113,942	418,479

Total Common Stocks (cost $102,584,007)		137,828,702

RIGHTS - 0.0% (C)
Commercial Banks - 0.0% (C)
Banco Bilbao Vizcaya Argentaria SA (G)	22,763	5,331
Insurance - 0.0% (C)
RSA Insurance Group PLC (G)	25,275	14,116
Real Estate Management & Development - 0.0% (C)
New World Development Co., Ltd. (G)	3,667	756

Total Rights (cost $5,259)		20,203

INVESTMENT COMPANY - 1.1%
Capital Markets - 1.1%
SPDR S&P 500 ETF Trust (A)	23,296	4,357,284

Total Investment Company (cost $4,314,135)		4,357,284

	Contracts	Value
PURCHASED OPTION - 0.1%
Put Option - 0.1%
S&P 500 Index
Index Value $1,750.00
Expires 06/21/2014	119	190,400

Total Purchased Option (cost $346,762)		190,400

The notes are an integral part of this report. Transamerica Series Trust	March 31, 2014 Form N-Q

Transamerica AllianceBernstein Dynamic Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2014

(unaudited)

	Notional Amount	Value
PURCHASED SWAPTIONS - 0.0% (C) (I)
Put Options - 0.0% (C)
OTC - If exercised the Series receives floating 3 month LIBOR, and pays 1.95%, European Style
Expires 05/09/2014
Counterparty: DUB	$ 15,400,000	$ 54,979
OTC - If exercised the Series receives floating 3 month LIBOR, and pays 3.12%, European Style
Expires 05/09/2014
Counterparty: JPM	4,970,000	9,200
OTC - If exercised the Series receives floating 3 month LIBOR, and pays 3.14%, European Style
Expires 05/01/2014
Counterparty: MSC	5,380,000	5,472
OTC - If exercised the Series receives floating 3 month LIBOR, and pays 3.90%, European Style
Expires 05/09/2014
Counterparty: CITI	1,580,000	1,612
OTC - If exercised the Series receives floating 3 month LIBOR, and pays 3.95%, European Style
Expires 05/01/2014
Counterparty: CITI	1,710,000	519

Total Purchased Swaptions (cost $354,265)		71,782

	Shares	Value
SECURITIES LENDING COLLATERAL - 6.2%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.16% (F)	23,417,253	23,417,253

Total Securities Lending Collateral (cost $23,417,253)		23,417,253

	Principal	Value
REPURCHASE AGREEMENT - 21.2%
State Street Bank & Trust Co. 0.01% (F), dated 03/31/2014, to be repurchased at $80,648,456 on 04/01/2014. Collateralized by U.S. Government Agency Obligations, 3.50% - 4.00%, due 01/25/2039 - 08/15/2039, and with a total value of $82,262,243.	$ 80,648,434	80,648,434

Total Repurchase Agreement (cost $80,648,434)		80,648,434

Total Investment Securities (cost $390,550,866) (J)		427,809,536
Other Assets and Liabilities - Net - (12.4)%		(47,282,904)

Net Assets - 100.0%		$ 380,526,632

The notes are an integral part of this report. Transamerica Series Trust	March 31, 2014 Form N-Q

Transamerica AllianceBernstein Dynamic Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2014

(unaudited)

CENTRALLY CLEARED SWAP AGREEMENTS: (K)

INTEREST RATE SWAP AGREEMENTS - FIXED RATE RECEIVABLE:

Floating Rate Index	Fixed Rate	Expiration Date	Notional Amount	Fair Value	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
3-Month USD-LIBOR - BBA	1.45%	11/04/2018	$6,870,000	$(27,017)	$0	$(27,017)
3-Month USD-LIBOR - BBA	2.62	11/01/2023	1,930,000	(9,077)	0	(9,077)
3-Month USD-LIBOR - BBA	2.76	11/05/2023	2,410,000	19,199	0	19,199
3-Month USD-LIBOR - BBA	3.58	11/04/2043	590,000	13,312	0	13,312
3-Month USD-LIBOR - BBA	3.66	11/05/2043	650,000	24,928	0	24,928

				$21,345	$0	$21,345

FUTURES CONTRACTS: (L)

Description	Type	Contracts	Expiration Date	Net Unrealized Appreciation (Depreciation)
10-Year Government of Canada Bond	Long	2	06/19/2014	$737
10-Year JGB Mini	Long	11	06/10/2014	(2,073)
10-Year U.S. Treasury Note	Long	120	06/19/2014	(72,553)
5-Year U.S. Treasury Note	Long	18	06/30/2014	(10,378)
FTSE 100 Index	Long	18	06/20/2014	4,322
German Euro BOBL	Long	4	06/06/2014	1,812
German Euro Bund	Long	4	06/06/2014	4,898
German Euro BUXL	Long	1	06/06/2014	1,734
Hang Seng Index	Short	(4)	04/29/2014	(6,307)
Long U.S. Treasury Bond	Long	26	06/19/2014	36,790
MSCI EAFE Mini Index	Long	7	06/20/2014	13,779
S&P 500 E-Mini Index	Long	1	06/20/2014	503
S&P 500 E-Mini Index	Short	(8)	06/20/2014	(12,712)
SPI 200 Index	Short	(12)	06/19/2014	(8,378)
TOPIX Index	Long	30	06/12/2014	(56,804)
U.K. Long Gilt Bond	Long	3	06/26/2014	4,097
Ultra Long U.S. Treasury Bond	Long	41	06/19/2014	146,596

				$46,063

FORWARD FOREIGN CURRENCY CONTRACTS: (I)

Currency	Counterparty	Contracts Bought (Sold)	Settlement Date	Amount in U.S. Dollars Bought (Sold)	Net Unrealized Appreciation (Depreciation)
AUD	BNP	(406,000)	06/18/2014	$(361,184)	$(13,315)
AUD	BNP	(1,640,000)	06/18/2014	(1,468,305)	(44,449)
CAD	RBC	(2,924,000)	06/18/2014	(2,632,503)	(7,492)
CHF	BCLY	(325,000)	06/18/2014	(365,806)	(2,054)
CHF	DUB	(550,000)	06/18/2014	(627,313)	4,781
EUR	BCLY	(399,000)	06/18/2014	(547,707)	(1,911)
EUR	SSB	(1,855,000)	06/18/2014	(2,571,420)	16,180
GBP	BCLY	(226,000)	06/18/2014	(374,688)	(1,865)
GBP	BNP	(543,000)	06/18/2014	(902,108)	(2,618)
GBP	CITI	(257,000)	06/18/2014	(427,457)	(746)
JPY	BNP	(46,760,000)	06/18/2014	(453,884)	660
JPY	RBS	(76,942,000)	06/18/2014	(751,372)	5,609

					$(47,220)

The notes are an integral part of this report. Transamerica Series Trust	March 31, 2014 Form N-Q

Transamerica AllianceBernstein Dynamic Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2014

(unaudited)

INVESTMENTS BY COUNTRY:	Percentage of Total Investment Securities		Value
United States	59.6%		$255,179,157
United Kingdom	3.1		13,246,853
Japan	2.6		11,165,993
France	1.4		6,023,947
Germany	1.4		5,791,450
Canada	1.3		5,480,727
Switzerland	1.3		5,355,121
Australia	1.1		4,738,447
Spain	0.5		2,181,349
Sweden	0.4		1,883,494
Netherlands	0.4		1,861,627
Supranational	0.4		1,621,014
Hong Kong	0.4		1,563,755
Italy	0.3		1,479,058
Mexico	0.2		858,500
Singapore	0.2		827,657
Belgium	0.2		808,285
Denmark	0.2		754,549
Israel	0.2		640,325
Finland	0.1		522,729
Austria	0.1		489,181
Norway	0.1		430,846
Cayman Islands	0.1		258,767
Bermuda	0.1		221,037
Ireland	0.0	(C)	182,832
Portugal	0.0	(C)	104,589
New Zealand	0.0	(C)	72,560

Investment Securities, at Value	75.7		323,743,849
Short-Term Investments	24.3		104,065,687

Total Investments	100.0%		$427,809,536

VALUATION SUMMARY: (M)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at March 31, 2014
ASSETS
Investment Securities
U.S. Government Obligations	$—	$70,009,535	$—	$70,009,535
U.S. Government Agency Obligations	—	65,292,012	—	65,292,012
Foreign Government Obligations	—	2,829,876	—	2,829,876
Mortgage-Backed Securities	—	2,422,156	—	2,422,156
Municipal Government Obligation	—	161,958	—	161,958
Preferred Corporate Debt Security	—	97,980	—	97,980
Corporate Debt Securities	—	39,624,741	—	39,624,741
Convertible Bonds	—	225,205	—	225,205
Convertible Preferred Stocks	230,507	129,309	—	359,816
Preferred Stocks	118,626	133,573	—	252,199
Common Stocks	81,417,363	56,411,339	—	137,828,702
Rights	—	20,203	—	20,203
Investment Company	4,357,284	—	—	4,357,284
Purchased Option	190,400	—	—	190,400
Purchased Swaptions	—	71,782	—	71,782
Securities Lending Collateral	23,417,253	—	—	23,417,253
Repurchase Agreement	—	80,648,434	—	80,648,434

Total Investment Securities	$109,731,433	$318,078,103	$—	$427,809,536

Derivative Financial Instruments
Interest Rate Swap Agreements (N)	$—	$57,439	$—	$57,439
Futures Contracts (N)	215,268	—	—	215,268
Forward Foreign Currency Contracts (N)	—	27,230	—	27,230

Total Derivative Financial Instruments	$215,268	$84,669	$—	$299,937

The notes are an integral part of this report. Transamerica Series Trust	March 31, 2014 Form N-Q

Transamerica AllianceBernstein Dynamic Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2014

(unaudited)

VALUATION SUMMARY (continued):

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at March 31, 2014
LIABILITIES
Derivative Financial Instruments
Interest Rate Swap Agreements (N)	$—	$(36,094)	$—	$(36,094)
Futures Contracts (N)	(169,205)	—	—	(169,205)
Forward Foreign Currency Contracts (N)	—	(74,450)	—	(74,450)

Total Derivative Financial Instruments	$(169,205)	$(110,544)	$—	$(279,749)

NOTES TO SCHEDULE OF INVESTMENTS:

(A)	All or a portion of this security is on loan. The value of all securities on loan is $22,797,883. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(B)	Floating or variable rate note. Rate is listed as of March 31, 2014.
(C)	Percentage rounds to less than 0.1%.
(D)	The security has a perpetual maturity. The date shown is the next call date.
(E)	Step bond – Coupon rate changes in increments to maturity. Rate disclosed is as of March 31, 2014. Maturity date disclosed is the ultimate maturity date.
(F)	Rate shown reflects the yield at March 31, 2014.
(G)	Non-income producing security.
(H)	Fair valued as determined in good faith in accordance with procedures established by the Board of Trustees. Total aggregate fair value of securities is $28,859, or 0.01% of the portfolio’s net assets.
(I)	Cash in the amount of $70,000 has been segregated by the custodian with the broker as collateral for open swaptions and/or forward foreign currency contracts.
(J)	Aggregate cost for federal income tax purposes is $390,550,866. Aggregate gross unrealized appreciation and depreciation for all securities in which there is an excess of value over tax cost were $41,488,760 and $4,230,090, respectively. Net unrealized appreciation for tax purposes is $37,258,670.
(K)	Cash in the amount of $405,854 has been segregated by the custodian with the broker as collateral for centrally cleared swaps.
(L)	Cash in the amount of $797,178 has been segregated by the custodian with the broker as collateral to cover margin requirements for open futures contracts.
(M)	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers between Levels 1 and 2 during the period ended March 31, 2014. See the notes to the schedules of investments for more information regarding pricing inputs and valuation techniques.
(N)	Derivative financial instruments valued at unrealized appreciation (depreciation) on the instrument.

DEFINITIONS:

ADR	American Depositary Receipt
BBA	British Bankers’ Association
BCLY	Barclays Bank PLC
BNP	BNP Paribas
CITI	Citigroup, Inc.
CVA	Dutch Certificate-Depositary Receipt
DUB	Deutsche Bank AG
JPM	JPMorgan Chase Bank
LIBOR	London Interbank Offered Rate
MSC	Morgan Stanley
MTN	Medium Term Note
OTC	Over the Counter
RBC	Royal Bank of Canada
RBS	Royal Bank of Scotland Group PLC
RSP	Risparmio Shares
SDR	Swedish Depositary Receipt
SSB	State Street Bank & Trust Co.
TBA	To Be Announced

CURRENCY ABBREVIATIONS:

AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
EUR	Euro
GBP	Pound Sterling
JPY	Japanese Yen
USD	United States Dollar

The notes are an integral part of this report. Transamerica Series Trust	March 31, 2014 Form N-Q

Transamerica Asset Allocation – Conservative VP

SCHEDULE OF INVESTMENTS

At March 31, 2014

(unaudited)

	Shares	Value
INVESTMENT COMPANIES - 97.1%
Alternative Investments - 2.7%
Transamerica MLP & Energy Income (A)	4,257,504	$ 45,853,320
Capital Markets - 3.8%
Transamerica Concentrated Growth (A)	4,175,553	64,387,029
Fixed Income - 44.5%
Transamerica Core Bond (A)	9,870,162	99,195,130
Transamerica Flexible Income (A)	4,660,625	43,903,083
Transamerica Floating Rate (A)	2,615,445	26,311,372
Transamerica High Yield Bond (A)	6,731,670	66,374,270
Transamerica ING Intermediate Bond VP (B) (C)	400,000	3,948,000
Transamerica ING Limited Maturity Bond VP (B) (C)	7,100,000	71,213,000
Transamerica Money Market (A)	473,062	473,062
Transamerica PIMCO Total Return VP (C)	10,110,117	116,569,647
Transamerica Short-Term Bond (A)	32,015,232	327,195,667
Global/International Equity - 7.3%
Transamerica Clarion Global Real Estate Securities VP (C)	1,076,959	12,955,815
Transamerica Developing Markets Equity (A)	1,384,515	16,171,135
Transamerica Income & Growth (A)	3,744,258	41,149,400
Transamerica International Equity (A)	1,016,058	18,583,705
Transamerica International Small Cap (A)	1,697,543	18,214,640
Transamerica International Small Cap Value (A)	1,371,666	17,132,104
Inflation-Protected Securities - 0.0% (D)
Transamerica Real Return TIPS (A)	63,908	588,592
Tactical and Specialty - 3.4%
Transamerica Bond (A)	5,430,184	57,777,160
U.S. Equity - 35.4%
Transamerica Capital Growth (A)	4,024,284	62,819,068
Transamerica Dividend Focused (A)	917,127	11,840,108
Transamerica Growth Opportunities (A)	2,415,711	28,771,121
Transamerica ING Mid Cap Opportunities VP (B) (C)	2,186,847	25,804,797
Transamerica Jennison Growth VP (C)	2,373,424	25,395,632
Transamerica JPMorgan Mid Cap Value VP (C)	4,584,322	99,479,789
Transamerica Large Cap Value (A)	4,297,585	54,923,132
Transamerica Select Equity (A)	5,485,829	74,168,412
Transamerica Small Cap Core (A)	2,505,700	27,036,508
Transamerica Small Cap Growth (A)	5,428,570	69,268,550
Transamerica Small Cap Value (A)	5,395,884	70,254,413
Transamerica T. Rowe Price Small Cap VP (C)	914,678	12,979,288
Transamerica WMC Diversified Growth VP (C)	1,158,189	37,235,787

Total Investment Companies (cost $1,534,927,144)		1,647,972,736

Principal	Value
REPURCHASE AGREEMENT - 1.4%

State Street Bank & Trust Co.
0.01% (E), dated 03/31/2014, to be repurchased at $23,463,303 on 04/01/2014. Collateralized by a U.S. Government Agency Obligation, 3.50%, due 11/25/2038, and with a value of $23,933,854.

$ 23,463,297	$ 23,463,297

Total Repurchase Agreement (cost $23,463,297)	23,463,297

Total Investment Securities (cost $1,558,390,441) (F)	1,671,436,033
Other Assets and Liabilities - Net - 1.5%	24,618,429

Net Assets - 100.0%	$ 1,696,054,462

The notes are an integral part of this report. Transamerica Series Trust	March 31, 2014 Form N-Q

Transamerica Asset Allocation – Conservative VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2014

(unaudited)

FUTURES CONTRACTS: (G)

Description	Type	Contracts	Expiration Date	Net Unrealized Appreciation (Depreciation)
10-Year U.S. Treasury Note	Long	2,450	06/19/2014	$(3,222,445)
DAX Index	Short	(150)	06/20/2014	(2,898,747)
EUR June Futures	Short	(300)	06/16/2014	506,600
JPY June Futures	Short	(300)	06/16/2014	190,350
MSCI Emerging Markets Mini Index	Short	(1,000)	06/20/2014	(2,742,810)
NASDAQ 100 E-Mini Index	Long	250	06/20/2014	(452,000)
Russell 2000 Mini Index	Short	(600)	06/20/2014	462,010
S&P 500 E-Mini Index	Short	(3,400)	06/20/2014	(4,341,260)
Ultra Long U.S. Treasury Bond	Long	100	06/19/2014	59,715

				$(12,438,587)

VALUATION SUMMARY: (H)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at March 31, 2014
ASSETS
Investment Securities
Investment Companies	$1,647,972,736	$—	$—	$1,647,972,736
Repurchase Agreement	—	23,463,297	—	23,463,297

Total Investment Securities	$1,647,972,736	$23,463,297	$—	$1,671,436,033

Derivative Financial Instruments
Futures Contracts (I)	$1,218,675	$—	$—	$1,218,675

Total Derivative Financial Instruments	$1,218,675	$—	$—	$1,218,675

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at March 31, 2014
LIABILITIES
Derivative Financial Instruments
Futures Contracts (I)	$(13,657,262)	$—	$—	$(13,657,262)

Total Derivative Financial Instruments	$(13,657,262)	$—	$—	$(13,657,262)

NOTES TO SCHEDULE OF INVESTMENTS:

(A)	The portfolio invests its assets in the Class I2 shares of the affiliated series of the Transamerica Funds.
(B)	Non-income producing security.
(C)	The portfolio invests its assets in the Initial Class shares of the affiliated portfolio of the Transamerica Series Trust.
(D)	Percentage rounds to less than 0.1%.
(E)	Rate shown reflects the yield at March 31, 2014.
(F)	Aggregate cost for federal income tax purposes is $1,558,390,441. Aggregate gross unrealized appreciation and depreciation for all securities in which there is an excess of value over tax cost were $122,911,563 and $9,865,971, respectively. Net unrealized appreciation for tax purposes is $113,045,592.
(G)	Cash in the amount of $29,534,838 has been segregated by the custodian with the broker as collateral to cover margin requirements for open futures contracts.
(H)	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers between Levels 1 and 2 during the period ended March 31, 2014. See the notes to the schedules of investments for more information regarding pricing inputs and valuation techniques.
(I)	Derivative financial instruments valued at unrealized appreciation (depreciation) on the instrument.

CURRENCY ABBREVIATIONS:

EUR	Euro
JPY	Japanese Yen

The notes are an integral part of this report. Transamerica Series Trust	March 31, 2014 Form N-Q

Transamerica Asset Allocation – Growth VP

SCHEDULE OF INVESTMENTS

At March 31, 2014

(unaudited)

	Shares	Value
INVESTMENT COMPANIES - 97.7%
Alternative Investments - 0.2%
Transamerica MLP & Energy Income (A)	211,767	$ 2,280,731
Fixed Income - 0.0% (B)
Transamerica Money Market (A)	3,912	3,912
Global/International Equity - 22.3%
Transamerica Clarion Global Real Estate Securities VP (C)	1,276,099	15,351,471
Transamerica Developing Markets Equity (A)	4,085,845	47,722,666
Transamerica Emerging Markets Equity (A)	2,225,951	21,792,063
Transamerica International (A)	2,382,432	26,206,756
Transamerica International Equity (A)	196,422	3,592,561
Transamerica International Equity Opportunities (A)	1,362,704	11,746,506
Transamerica International Small Cap (A)	5,238,836	56,212,713
Transamerica International Small Cap Value (A)	2,366,789	29,561,199
Transamerica Value (A)	1,579,465	45,693,911
Tactical and Specialty - 10.4%
Transamerica Global Macro (A) (D)	9,730,232	52,445,952
Transamerica Managed Futures Strategy (A)	6,982,127	68,215,381
U.S. Equity - 64.8%
Transamerica Capital Growth (A)	2,827,500	44,137,282
Transamerica Dividend Focused (A)	1,307,034	16,873,805
Transamerica Growth Opportunities (A)	2,006,594	23,898,530
Transamerica ING Mid Cap Opportunities VP (C) (D)	967,118	11,411,992
Transamerica Jennison Growth VP (C)	9,504,697	101,700,263
Transamerica JPMorgan Mid Cap Value VP (C)	4,070,788	88,336,100
Transamerica Large Cap Value (A)	10,771,713	137,662,496
Transamerica Morgan Stanley Mid-Cap Growth VP (C)	605,551	23,053,342
Transamerica Select Equity (A)	6,352,892	85,891,101
Transamerica Small Cap Core (A)	2,505,700	27,036,508
Transamerica Small Cap Growth (A)	3,447,496	43,990,046
Transamerica Small Cap Value (A)	3,880,508	50,524,219
Transamerica Small Company Growth Liquidating Trust (D) (E) (F) (G) (H)	3,075	14,312
Transamerica Systematic Small/Mid Cap Value VP (C)	1,700,049	41,277,189
Transamerica T. Rowe Price Small Cap VP (C)	2,734,766	38,806,325
Transamerica WMC Diversified Growth VP (C)	443,022	14,243,149

Total Investment Companies (cost $939,234,670)		1,129,682,481

	Principal	Value
REPURCHASE AGREEMENT - 2.0%

State Street Bank & Trust Co.
0.01% (I), dated 03/31/2014, to be repurchased at $23,163,258 on 04/01/2014. Collateralized by a U.S. Government Agency Obligation, 4.00%, due 09/25/2039, and with a value of $23,627,207.

	$ 23,163,252	$ 23,163,252

Total Repurchase Agreement (cost $23,163,252)		23,163,252

Total Investment Securities (cost $962,397,922) (J)		1,152,845,733
Other Assets and Liabilities - Net - 0.3%		3,637,644

Net Assets - 100.0%		$ 1,156,483,377

The notes are an integral part of this report. Transamerica Series Trust	March 31, 2014 Form N-Q

Transamerica Asset Allocation – Growth VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2014

(unaudited)

FUTURES CONTRACTS: (K)

Description	Type	Contracts	Expiration Date	Net Unrealized Appreciation (Depreciation)
MSCI Emerging Markets Mini Index	Short	(1,700)	06/20/2014	$(4,280,626)
S&P 500 E-Mini Index	Short	(160)	06/20/2014	(209,280)

				$(4,489,906)

VALUATION SUMMARY: (L)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at March 31, 2014
ASSETS
Investment Securities
Investment Companies
Alternative Investments	$2,280,731	$—	$—	$2,280,731
Fixed Income	3,912	—	—	3,912
Global/International Equity	257,879,846	—	—	257,879,846
Tactical and Specialty	120,661,333	—	—	120,661,333
U.S. Equity	748,842,347	—	14,312	748,856,659
Repurchase Agreement	—	23,163,252	—	23,163,252

Total Investment Securities	$1,129,668,169	$23,163,252	$14,312	$1,152,845,733

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at March 31, 2014
LIABILITIES
Derivative Financial Instruments
Futures Contracts (M)	$(4,489,906)	$—	$—	$(4,489,906)

Total Derivative Financial Instruments	$(4,489,906)	$—	$—	$(4,489,906)

Level 3 Rollforward – Investment Securities

Securities	Beginning Balance at December 31, 2013	Purchases	Sales	Accrued Discounts (Premiums)	Total Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation) (N)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at March 31, 2014 (O)	Net Change in Unrealized Appreciation (Depreciation) on Investments Held at March 31, 2014 (N)
Investment Companies	$ 14,282	$ —	$ —	$ —	$ —	$ 30	$ —	$ —	$ 14,312	$ 30

NOTES TO SCHEDULE OF INVESTMENTS:

(A)	The portfolio invests its assets in the Class I2 shares of the affiliated series of the Transamerica Funds.
(B)	Percentage rounds to less than 0.1%.
(C)	The portfolio invests its assets in the Initial Class shares of the affiliated portfolio of the Transamerica Series Trust.
(D)	Non-income producing security.
(E)	Fair valued as determined in good faith in accordance with procedures established by the Board of Trustees. Total aggregate fair value of securities is $14,312, or less than 0.01% of the portfolio’s net assets.
(F)	Illiquid. Total aggregate fair value of illiquid securities is $14,312, or less than 0.01% of the portfolio’s net assets.
(G)	Restricted security. At March 31, 2014, the portfolio owned the respective securities which were restricted as to public resale:

Investment Securities	Description	Acquisition Date	Cost	Value	Value as % of Net Assets
Investment Companies	Transamerica Small Company Growth Liquidating Trust	10/26/2012	$30,750	$14,312	0.00	% (P)

(H)	Investment in affiliated company of the Transamerica Asset Management, Inc.
(I)	Rate shown reflects the yield at March 31, 2014.
(J)	Aggregate cost for federal income tax purposes is $962,397,922. Aggregate gross unrealized appreciation and depreciation for all securities in which there is an excess of value over tax cost were $193,877,081 and $3,429,270, respectively. Net unrealized appreciation for tax purposes is $190,447,811.
(K)	Cash in the amount of $5,146,000 has been segregated by the custodian with the broker as collateral to cover margin requirements for open futures contracts.
(L)	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers between Levels 1 and 2 during the period ended March 31, 2014. See the notes to the schedules of investments for more information regarding pricing inputs and valuation techniques.
(M)	Derivative financial instruments valued at unrealized appreciation (depreciation) on the instrument.
(N)	Any difference between Net Change in Unrealized Appreciation (Depreciation) and Net Change in Unrealized Appreciation (Depreciation) on Investments Held at March 31, 2014 may be due to an investment no longer held or categorized as Level 3 at period end.
(O)	Level 3 securities were not considered significant to the portfolio.
(P)	Percentage rounds to less than 0.01%.

The notes are an integral part of this report. Transamerica Series Trust	March 31, 2014 Form N-Q

Transamerica Asset Allocation – Moderate Growth VP

SCHEDULE OF INVESTMENTS

At March 31, 2014

(unaudited)

	Shares	Value
INVESTMENT COMPANIES - 98.2%
Alternative Investments - 0.3%
Transamerica MLP & Energy Income (A)	1,311,455	$ 14,124,367
Fixed Income - 15.6%
Transamerica Core Bond (A)	18,650,380	187,436,320
Transamerica Emerging Markets Debt (A)	5,611,152	59,983,216
Transamerica Flexible Income (A)	4,752,232	44,766,027
Transamerica Floating Rate (A)	4,530,217	45,573,983
Transamerica High Yield Bond (A)	23,098,610	227,752,296
Transamerica Money Market (A)	1,032,152	1,032,152
Transamerica PIMCO Total Return VP (B)	15,275,198	176,123,031
Transamerica Short-Term Bond (A)	11,875,919	121,371,890
Global/International Equity - 20.1%
Transamerica Clarion Global Real Estate Securities VP (B)	5,506,469	66,242,823
Transamerica Developing Markets Equity (A)	13,303,455	155,384,354
Transamerica Emerging Markets Equity (A)	7,881,654	77,161,388
Transamerica Income & Growth (A)	14,629,005	160,772,767
Transamerica International (A)	5,986,750	65,854,254
Transamerica International Equity (A)	6,263,987	114,568,313
Transamerica International Equity Opportunities (A)	3,233,974	27,876,858
Transamerica International Small Cap (A)	15,327,333	164,462,288
Transamerica International Small Cap Value (A)	12,988,234	162,223,040
Transamerica Value (A)	3,944,750	114,121,610
Inflation-Protected Securities - 0.5%
Transamerica Real Return TIPS (A)	3,085,674	28,419,055
Tactical and Specialty - 5.6%
Transamerica Bond (A)	21,548,411	229,275,089
Transamerica Global Allocation (A)	6,992,692	81,604,712
U.S. Equity - 56.1%
Transamerica Capital Growth (A)	11,366,917	177,437,574
Transamerica Dividend Focused (A)	16,401,513	211,743,539
Transamerica Growth Opportunities (A)	14,072,457	167,602,958
Transamerica ING Large Cap Growth VP (B) (C)	5,000,000	59,150,000
Transamerica ING Mid Cap Opportunities VP (B) (C)	4,950,677	58,417,988
Transamerica Jennison Growth VP (B)	26,819,224	286,965,697
Transamerica JPMorgan Mid Cap Value VP (B)	15,250,492	330,935,682
Transamerica Large Cap Value (A)	35,101,767	448,600,584
Transamerica Morgan Stanley Mid-Cap Growth VP (B)	1,982,159	75,460,782
Transamerica Select Equity (A)	26,741,584	361,546,210
Transamerica Small Cap Growth (A)	11,781,856	150,336,480
Transamerica Small Cap Value (A)	18,301,899	238,290,719
Transamerica Small Company Growth Liquidating Trust (C) (D) (E) (F) (G)	16,244	75,603
Transamerica Systematic Small/Mid Cap Value VP (B)	6,471,099	157,118,289
Transamerica T. Rowe Price Small Cap VP (B)	8,921,904	126,601,818
Transamerica WMC Diversified Growth VP (B)	7,603,867	244,464,325

Total Investment Companies (cost $4,615,532,724)		5,420,878,081

Principal	Value
REPURCHASE AGREEMENT - 0.1%

State Street Bank & Trust Co.
0.01% (H), dated 03/31/2014, to be repurchased at $4,728,187 on 04/01/2014. Collateralized by a U.S. Government Agency Obligation, 3.50%, due 01/25/2039, and with a value of $4,823,262.

$ 4,728,185	$ 4,728,185

Total Repurchase Agreement (cost $4,728,185)	4,728,185

Total Investment Securities (cost $4,620,260,909) (I)	5,425,606,266
Other Assets and Liabilities - Net - 1.7%	95,492,085

Net Assets - 100.0%	$ 5,521,098,351

The notes are an integral part of this report. Transamerica Series Trust	March 31, 2014 Form N-Q

Transamerica Asset Allocation – Moderate Growth VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2014

(unaudited)

FUTURES CONTRACTS: (J)

Description	Type	Contracts	Expiration Date	Net Unrealized Appreciation (Depreciation)
10-Year U.S. Treasury Note	Long	3,950	06/19/2014	$(5,413,885)
DAX Index	Short	(500)	06/20/2014	(10,057,943)
EUR June Futures	Short	(1,200)	06/16/2014	2,001,400
JPY June Futures	Short	(1,100)	06/16/2014	697,950
MSCI Emerging Markets Mini Index	Short	(6,350)	06/20/2014	(16,224,411)
S&P 500 E-Mini Index	Short	(9,900)	06/20/2014	(11,431,195)
Ultra Long U.S. Treasury Bond	Long	500	06/19/2014	328,175

				$(40,099,909)

VALUATION SUMMARY: (K)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at March 31, 2014
ASSETS
Investment Securities
Investment Companies
Alternative Investments	$14,124,367	$—	$—	$14,124,367
Fixed Income	864,038,915	—	—	864,038,915
Global/International Equity	1,108,667,695	—	—	1,108,667,695
Inflation-Protected Securities	28,419,055	—	—	28,419,055
Tactical and Specialty	310,879,801	—	—	310,879,801
U.S. Equity	3,094,672,645	—	75,603	3,094,748,248
Repurchase Agreement	—	4,728,185	—	4,728,185

Total Investment Securities	$5,420,802,478	$4,728,185	$75,603	$5,425,606,266

Derivative Financial Instruments
Futures Contracts (L)	$3,027,525	$—	$—	$3,027,525

Total Derivative Financial Instruments	$3,027,525	$—	$—	$3,027,525

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at March 31, 2014
LIABILITIES
Derivative Financial Instruments
Futures Contracts (L)	$(43,127,434)	$—	$—	$(43,127,434)

Total Derivative Financial Instruments	$(43,127,434)	$—	$—	$(43,127,434)

Level 3 Rollforward – Investment Securities

Securities	Beginning Balance at December 31, 2013	Purchases	Sales	Accrued Discounts (Premiums)	Total Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation) (M)	Transfers into Level 3	Transfer out of Level 3	Ending Balance at March 31, 2014 (N)	Net Change in Unrealized Appreciation (Depreciation) on Investments Held at March 31, 2014 (M)
Investment Companies	$ 75,447	$ —	$ —	$ —	$ —	$ 156	$ —	$ —	$ 75,603	$ 156

NOTES TO SCHEDULE OF INVESTMENTS:

(A)	The portfolio invests its assets in the Class I2 shares of the affiliated series of the Transamerica Funds.
(B)	The portfolio invests its assets in the Initial Class shares of the affiliated portfolio of the Transamerica Series Trust.
(C)	Non-income producing security.
(D)	Fair valued as determined in good faith in accordance with procedures established by the Board of Trustees. Total aggregate fair value of securities is $75,603, or less than 0.01% of the portfolio’s net assets.
(E)	Investment in affiliated company of the Transamerica Asset Management, Inc.
(F)	Restricted security. At March 31, 2014, the portfolio owned the respective securities which were restricted as to public resale:

Investment Securities	Description	Acquisition Date	Cost	Value	Value as % of Net Assets
Investment Companies	Transamerica Small Company Growth Liquidating Trust	10/26/2012	$162,437	$75,603	0.00	% (O)

(G)	Illiquid. Total aggregate fair value of illiquid securities is $75,603, or less than 0.01% of the portfolio’s net assets.
(H)	Rate shown reflects the yield at March 31, 2014.
(I)	Aggregate cost for federal income tax purposes is $4,620,260,909. Aggregate gross unrealized appreciation and depreciation for all securities in which there is an excess of value over tax cost were $832,499,024 and $27,153,667, respectively. Net unrealized appreciation for tax purposes is $805,345,357.

The notes are an integral part of this report. Transamerica Series Trust	March 31, 2014 Form N-Q

Transamerica Asset Allocation – Moderate Growth VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2014

(unaudited)

NOTES TO SCHEDULE OF INVESTMENTS (continued):

(J)	Cash in the amount of $85,623,335 has been segregated by the custodian with the broker as collateral to cover margin requirements for open futures contracts.
(K)	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers between Levels 1 and 2 during the period ended March 31, 2014. See the notes to the schedules of investments for more information regarding pricing inputs and valuation techniques.
(L)	Derivative financial instruments valued at unrealized appreciation (depreciation) on the instrument.
(M)	Any difference between Net Change in Unrealized Appreciation (Depreciation) and Net Change in Unrealized Appreciation (Depreciation) on Investments Held at March 31, 2014 may be due to an investment no longer held or categorized as Level 3 at period end.
(N)	Level 3 securities were not considered significant to the portfolio.
(O)	Percentage rounds to less than 0.01%.

CURRENCY ABBREVIATIONS:

EUR	Euro
JPY	Japanese Yen

The notes are an integral part of this report. Transamerica Series Trust	March 31, 2014 Form N-Q

Transamerica Asset Allocation – Moderate VP

SCHEDULE OF INVESTMENTS

At March 31, 2014

(unaudited)

	Shares	Value
INVESTMENT COMPANIES - 98.1%
Alternative Investments - 1.9%
Transamerica MLP & Energy Income (A)	10,082,283	$ 108,586,183
Capital Markets - 4.9%
Transamerica Concentrated Growth (A) (B)	2,248,375	34,669,938
Transamerica Global Bond (A)	5,005,025	50,600,801
Transamerica Inflation Opportunities (A)	5,016,918	50,018,677
Transamerica Intermediate Bond (A)	10,008,526	99,785,000
Transamerica Mid Cap Growth (A)	5,000,387	53,754,159
Fixed Income - 32.6%
Transamerica Core Bond (A)	27,536,932	276,746,165
Transamerica Flexible Income (A)	20,868,767	196,583,782
Transamerica Floating Rate (A)	7,051,785	70,940,958
Transamerica High Yield Bond (A)	19,543,015	192,694,132
Transamerica ING Intermediate Bond VP (B) (C)	4,600,000	45,402,000
Transamerica ING Limited Maturity Bond VP (B) (C)	2,900,000	29,087,000
Transamerica Money Market (A)	48,550,475	48,550,475
Transamerica PIMCO Total Return VP (C)	31,839,688	367,111,602
Transamerica Short-Term Bond (A)	66,189,693	676,458,659
Global/International Equity - 12.7%
Transamerica Clarion Global Real Estate Securities VP (C)	5,677,557	68,301,005
Transamerica Developing Markets Equity (A)	4,705,233	54,957,123
Transamerica Income & Growth (A)	12,876,447	141,512,153
Transamerica International (A)	2,662,087	29,282,955
Transamerica International Equity (A)	6,195,477	113,315,282
Transamerica International Equity Opportunities (A)	6,000,847	51,727,298
Transamerica International Small Cap (A)	10,852,248	116,444,618
Transamerica International Small Cap Value (A)	8,398,993	104,903,421
Transamerica Value (A)	2,011,570	58,194,727
Inflation-Protected Securities - 1.0%
Transamerica Real Return TIPS (A)	6,340,042	58,391,785
Tactical and Specialty - 4.5%
Transamerica Bond (A)	20,765,903	220,949,209
Transamerica Global Allocation (A)	3,645,398	42,541,791
U.S. Equity - 40.5%
Transamerica Capital Growth (A)	6,286,131	98,126,512
Transamerica Dividend Focused (A)	14,823,134	191,366,663
Transamerica Growth Opportunities (A)	8,095,359	96,415,728
Transamerica ING Mid Cap Opportunities VP (B) (C)	4,700,000	55,460,000
Transamerica Jennison Growth VP (C)	20,437,582	218,682,126
Transamerica JPMorgan Mid Cap Value VP (C)	15,460,014	335,482,310
Transamerica Large Cap Value (A)	22,028,686	281,526,611
Transamerica Select Equity (A)	17,704,674	239,367,198
Transamerica Small Cap Growth (A)	16,539,653	211,045,971
Transamerica Small Cap Value (A)	21,317,096	277,548,588
Transamerica Small Company Growth Liquidating Trust (B) (D) (E) (F) (G)	5,959	27,737
Transamerica Systematic Small/Mid Cap Value VP (C)	4,000,915	97,142,222

	Shares	Value
U.S. Equity (continued)
Transamerica T. Rowe Price Small Cap VP (C)	1,919,487	$ 27,237,520
Transamerica WMC Diversified Growth VP (C)	7,265,830	233,596,419

Total Investment Companies (cost $5,134,921,885)		5,724,536,503

	Principal	Value
REPURCHASE AGREEMENT - 0.8%
State Street Bank & Trust Co. 0.01% (H), dated 03/31/2014, to be repurchased at $46,146,403 on 04/01/2014. Collateralized by U.S. Government Agency Obligations, 2.75% - 3.50%, due 01/15/2039 - 01/25/2039, and with a total value of $47,072,499.	$ 46,146,390	46,146,390

Total Repurchase Agreement (cost $46,146,390)		46,146,390

Total Investment Securities (cost $5,181,068,275) (I)		5,770,682,893
Other Assets and Liabilities - Net - 1.1%		66,119,059

Net Assets - 100.0%		$ 5,836,801,952

The notes are an integral part of this report. Transamerica Series Trust	March 31, 2014 Form N-Q

Transamerica Asset Allocation – Moderate VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2014

(unaudited)

FUTURES CONTRACTS: (J)

Description	Type	Contracts	Expiration Date	Net Unrealized Appreciation (Depreciation)
10-Year U.S. Treasury Note	Long	3,200	06/19/2014	$(4,338,800)
DAX Index	Short	(450)	06/20/2014	(9,053,017)
EUR June Futures	Short	(1,050)	06/16/2014	1,711,850
JPY June Futures	Short	(950)	06/16/2014	602,775
MSCI Emerging Markets Mini Index	Short	(2,850)	06/20/2014	(7,358,824)
NASDAQ 100 E-Mini Index	Long	500	06/20/2014	(925,785)
S&P 500 E-Mini Index	Short	(9,751)	06/20/2014	(11,744,341)
Ultra Long U.S. Treasury Bond	Long	800	06/19/2014	261,660

				$(30,844,482)

VALUATION SUMMARY: (K)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at March 31, 2014
ASSETS
Investment Securities
Investment Companies
Alternative Investments	$108,586,183	$—	$—	$108,586,183
Capital Markets	288,828,575	—	—	288,828,575
Fixed Income	1,903,574,773	—	—	1,903,574,773
Global/International Equity	738,638,582	—	—	738,638,582
Inflation-Protected Securities	58,391,785	—	—	58,391,785
Tactical and Specialty	263,491,000	—	—	263,491,000
U.S. Equity	2,362,997,868	—	27,737	2,363,025,605
Repurchase Agreement	—	46,146,390	—	46,146,390

Total Investment Securities	$5,724,508,766	$46,146,390	$27,737	$5,770,682,893

Derivative Financial Instruments
Futures Contracts (L)	$2,576,285	$—	$—	$2,576,285

Total Derivative Financial Instruments	$2,576,285	$—	$—	$2,576,285

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at March 31, 2014
LIABILITIES
Derivative Financial Instruments
Futures Contracts (L)	$(33,420,767)	$—	$—	$(33,420,767)

Total Derivative Financial Instruments	$(33,420,767)	$—	$—	$(33,420,767)

Level 3 Rollforward – Investment Securities

Securities	Beginning Balance at December 31, 2013	Purchases	Sales	Accrued Discounts (Premiums)	Total Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation) (M)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at March 31, 2014 (N)	Net Change in Unrealized Appreciation (Depreciation) on Investments Held at March 31, 2014 (M)
Investment Companies	$ 27,680	$ —	$ —	$ —	$ —	$ 57	$ —	$ —	$ 27,737	$ 57

NOTES TO SCHEDULE OF INVESTMENTS:

(A)	The portfolio invests its assets in the Class I2 shares of the affiliated series of the Transamerica Funds.
(B)	Non-income producing security.
(C)	The portfolio invests its assets in the Initial Class shares of the affiliated portfolio of the Transamerica Series Trust.
(D)	Fair valued as determined in good faith in accordance with procedures established by the Board of Trustees. Total aggregate fair value of securities is $27,737, or less than 0.01% of the portfolio’s net assets.
(E)	Illiquid. Total aggregate fair value of illiquid securities is $27,737, or less than 0.01% of the portfolio’s net assets.
(F)	Restricted security. At March 31, 2014, the portfolio owned the respective securities which were restricted as to public resale:

Investment Securities	Description	Acquisition Date	Cost	Value	Value as % of Net Assets
Investment Companies	Transamerica Small Company Growth Liquidating Trust	10/26/2012	$59,594	$27,737	0.00	% (O)

(G)	Investment in affiliated company of the Transamerica Asset Management, Inc.
(H)	Rate shown reflects the yield at March 31, 2014.

The notes are an integral part of this report. Transamerica Series Trust	March 31, 2014 Form N-Q

Transamerica Asset Allocation – Moderate VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2014

(unaudited)

NOTES TO SCHEDULE OF INVESTMENTS (continued):

(I)	Aggregate cost for federal income tax purposes is $5,181,068,275. Aggregate gross unrealized appreciation and depreciation for all securities in which there is an excess of value over tax cost were $628,133,535 and $38,518,917, respectively. Net unrealized appreciation for tax purposes is $589,614,618.
(J)	Cash in the amount of $73,420,527 has been segregated by the custodian with the broker as collateral to cover margin requirements for open futures contracts.
(K)	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers between Levels 1 and 2 during the period ended March 31, 2014. See the notes to the schedules of investments for more information regarding pricing inputs and valuation techniques.
(L)	Derivative financial instruments valued at unrealized appreciation (depreciation) on the instrument.
(M)	Any difference between Net Change in Unrealized Appreciation (Depreciation) and Net Change in Unrealized Appreciation (Depreciation) on Investments Held at March 31, 2014 may be due to an investment no longer held or categorized as Level 3 at period end.
(N)	Level 3 securities were not considered significant to the portfolio.
(O)	Percentage rounds to less than 0.01%.

CURRENCY ABBREVIATIONS:

EUR	Euro
JPY	Japanese Yen

The notes are an integral part of this report. Transamerica Series Trust	March 31, 2014 Form N-Q

Transamerica Barrow Hanley Dividend Focused VP

SCHEDULE OF INVESTMENTS

At March 31, 2014

(unaudited)

	Shares	Value
COMMON STOCKS - 91.4%
Aerospace & Defense - 9.4%
General Dynamics Corp. (A)	162,500	$ 17,699,500
Honeywell International, Inc.	326,900	30,323,244
Raytheon Co.	395,600	39,081,324
Airlines - 2.2%
Southwest Airlines Co.	877,100	20,708,331
Capital Markets - 3.3%
State Street Corp.	441,300	30,692,415
Chemicals - 2.3%
E.I. du Pont de Nemours & Co.	311,800	20,921,780
Commercial Banks - 7.5%
PNC Financial Services Group, Inc.	365,900	31,833,300
Wells Fargo & Co.	751,200	37,364,688
Construction Materials - 1.8%
CRH PLC - ADR	582,800	16,429,132
Consumer Finance - 4.3%
American Express Co.	304,500	27,414,135
Santander Consumer USA Holdings, Inc. (B)	506,900	12,206,152
Diversified Financial Services - 8.2%
Bank of America Corp.	2,603,200	44,775,040
JPMorgan Chase & Co.	505,200	30,670,692
Diversified Telecommunication Services - 4.4%
AT&T, Inc. (A)	618,300	21,683,781
Verizon Communications, Inc.	392,500	18,671,225
Electric Utilities - 1.2%
Entergy Corp. - Class B	169,900	11,357,815
Health Care Equipment & Supplies - 3.6%
Medtronic, Inc.	532,100	32,745,434
Health Care Providers & Services - 1.9%
Cardinal Health, Inc.	256,100	17,921,878
Industrial Conglomerates - 0.9%
General Electric Co.	335,500	8,686,095
Insurance - 1.7%
Loews Corp.	358,800	15,805,140
Machinery - 4.4%
Illinois Tool Works, Inc. - Class A	322,700	26,245,191
Stanley Black & Decker, Inc.	174,431	14,170,774
Metals & Mining - 0.9%
Rio Tinto PLC - ADR (A)	147,600	8,240,508
Multiline Retail - 2.3%
Target Corp.	356,100	21,547,611
Oil, Gas & Consumable Fuels - 13.0%
BP PLC - ADR	578,100	27,806,610
ConocoPhillips	358,000	25,185,300
Marathon Oil Corp.	387,500	13,764,000
Occidental Petroleum Corp.	269,400	25,671,126
Phillips 66	357,700	27,564,362
Pharmaceuticals - 13.1%
Johnson & Johnson	282,100	27,710,683
Merck & Co., Inc.	528,500	30,002,945
Pfizer, Inc.	1,105,300	35,502,236
Teva Pharmaceutical Industries, Ltd. - ADR	532,100	28,116,164
Road & Rail - 1.1%
Norfolk Southern Corp. (A)	103,400	10,047,378

	Shares	Value
Tobacco - 3.9%
Altria Group, Inc.	307,300	$ 11,502,239
Philip Morris International, Inc.	302,100	24,732,927

Total Common Stocks (cost $684,703,596)		844,801,155

SECURITIES LENDING COLLATERAL - 4.8%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.16% (C)	43,910,975	43,910,975

Total Securities Lending Collateral (cost $43,910,975)		43,910,975

	Principal	Value
REPURCHASE AGREEMENT - 2.3%
State Street Bank & Trust Co. 0.01% (C), dated 03/31/2014, to be repurchased at $21,717,415 on 04/01/2014. Collateralized by a U.S. Government Agency Obligation, 4.00%, due 09/25/2039, and with a value of $22,152,332.	$ 21,717,409	21,717,409

Total Repurchase Agreement (cost $21,717,409)		21,717,409

Total Investment Securities (cost $750,331,980) (D)		910,429,539
Other Assets and Liabilities - Net - 1.5%		13,792,129

Net Assets - 100.0%		$ 924,221,668

The notes are an integral part of this report. Transamerica Series Trust	March 31, 2014 Form N-Q

Transamerica Barrow Hanley Dividend Focused VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2014

(unaudited)

VALUATION SUMMARY: (E)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at March 31, 2014
ASSETS
Investment Securities
Common Stocks	$844,801,155	$—	$—	$844,801,155
Securities Lending Collateral	43,910,975	—	—	43,910,975
Repurchase Agreement	—	21,717,409	—	21,717,409

Total Investment Securities	$888,712,130	$21,717,409	$—	$910,429,539

NOTES TO SCHEDULE OF INVESTMENTS:

(A)	All or a portion of this security is on loan. The value of all securities on loan is $42,886,982. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(B)	Non-income producing security.
(C)	Rate shown reflects the yield at March 31, 2014.
(D)	Aggregate cost for federal income tax purposes is $750,331,980. Aggregate gross unrealized appreciation and depreciation for all securities in which there is an excess of value over tax cost were $167,994,878 and $7,897,319, respectively. Net unrealized appreciation for tax purposes is $160,097,559.
(E)	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers between Levels 1 and 2 during the period ended March 31, 2014. See the notes to the schedules of investments for more information regarding pricing inputs and valuation techniques.

DEFINITION:

ADR	American Depositary Receipt

The notes are an integral part of this report. Transamerica Series Trust	March 31, 2014 Form N-Q

Transamerica BlackRock Tactical Allocation VP

SCHEDULE OF INVESTMENTS

At March 31, 2014

(unaudited)

	Shares	Value
INVESTMENT COMPANIES - 100.0%
Fixed Income - 47.3%
Transamerica JPMorgan Core Bond VP (A)	23,438,703	$ 300,484,176
Transamerica PIMCO Total Return VP (A)	21,633,702	249,436,584
Transamerica Short-Term Bond (B)	1,940,646	19,833,398
Global/International Equity - 6.3%
Transamerica MFS International Equity VP (A)	8,835,033	76,069,637
Tactical and Specialty - 14.9%
Transamerica Bond (B)	8,508,706	90,532,633
Transamerica Global Allocation (B)	7,633,289	89,080,480
U.S. Equity - 31.5%
Transamerica Barrow Hanley Dividend Focused VP (A)	2,797,224	56,168,260
Transamerica Jennison Growth VP (A)	4,328,018	46,309,795
Transamerica JPMorgan Enhanced Index VP (A)	6,530,790	117,358,289
Transamerica JPMorgan Mid Cap Value VP (A)	1,427,655	30,980,109
Transamerica Morgan Stanley Mid-Cap Growth VP (A)	986,164	37,543,248
Transamerica Select Equity (B)	3,573,156	48,309,065
Transamerica WMC Diversified Growth VP (A)	1,362,532	43,805,391

Total Investment Companies (cost $1,132,925,447)		1,205,911,065

Total Investment Securities (cost $1,132,925,447) (C)		1,205,911,065
Other Assets and Liabilities - Net - (0.0)% (D)		(386,180)

Net Assets - 100.0%		$ 1,205,524,885

VALUATION SUMMARY: (E)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at March 31, 2014
ASSETS
Investment Securities
Investment Companies	$1,205,911,065	$—	$—	$1,205,911,065

Total Investment Securities	$1,205,911,065	$—	$—	$1,205,911,065

NOTES TO SCHEDULE OF INVESTMENTS:

(A)	The portfolio invests its assets in the Initial Class shares of the affiliated portfolio of the Transamerica Series Trust.
(B)	The portfolio invests its assets in the Class I2 shares of the affiliated series of the Transamerica Funds.
(C)	Aggregate cost for federal income tax purposes is $1,132,925,447. Aggregate gross unrealized appreciation and depreciation for all securities in which there is an excess of value over tax cost were $81,653,245 and $8,667,627, respectively. Net unrealized appreciation for tax purposes is $72,985,618.
(D)	Percentage rounds to less than 0.1%.
(E)	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers between Levels 1 and 2 during the period ended March 31, 2014. See the notes to the schedules of investments for more information regarding pricing inputs and valuation techniques.

The notes are an integral part of this report. Transamerica Series Trust	March 31, 2014 Form N-Q

Transamerica BNP Paribas Large Cap Growth VP

SCHEDULE OF INVESTMENTS

At March 31, 2014

(unaudited)

	Shares	Value
CONVERTIBLE PREFERRED STOCK - 0.0%
Automobiles - 0.0%
Better Place, 0.00% (A) (B) (C) (D)	237,480	$ 0

Total Convertible Preferred Stock (cost $593,700)		0

COMMON STOCKS - 99.1%
Aerospace & Defense - 5.4%
Boeing Co.	48,520	6,088,774
Honeywell International, Inc.	39,480	3,662,165
United Technologies Corp.	43,301	5,059,289
Airlines - 2.5%
American Airlines Group, Inc. (A)	48,915	1,790,289
Delta Air Lines, Inc.	144,895	5,020,612
Auto Components - 1.5%
BorgWarner, Inc.	68,748	4,225,940
Beverages - 3.0%
PepsiCo, Inc.	99,993	8,349,415
Biotechnology - 4.8%
Biogen IDEC, Inc. (A)	14,823	4,533,911
Gilead Sciences, Inc. (A)	97,520	6,910,267
Medivation, Inc. (A) (E)	26,476	1,704,260
Capital Markets - 3.5%
Ameriprise Financial, Inc.	29,937	3,295,166
Charles Schwab Corp.	73,634	2,012,417
Waddell & Reed Financial, Inc. - Class A	60,482	4,452,685
Chemicals - 4.3%
Eastman Chemical Co.	38,695	3,335,896
LyondellBasell Industries NV - Class A	54,380	4,836,557
Monsanto Co.	32,621	3,711,291
Commercial Services & Supplies - 1.1%
Tyco International, Ltd.	73,517	3,117,121
Computers & Peripherals - 7.4%
Apple, Inc.	25,447	13,658,423
EMC Corp.	207,375	5,684,148
Stratasys, Ltd. (A) (E)	9,633	1,021,965
Construction & Engineering - 1.1%
Fluor Corp.	38,633	3,002,943
Consumer Finance - 0.9%
Discover Financial Services	37,678	2,192,483
Santander Consumer USA Holdings, Inc. (A)	9,066	218,309
Diversified Financial Services - 1.6%
CME Group, Inc. - Class A	57,800	4,277,778
Diversified Telecommunication Services - 1.5%
Verizon Communications, Inc.	85,027	4,044,734
Energy Equipment & Services - 2.3%
Schlumberger, Ltd.	65,024	6,339,840
Food & Staples Retailing - 1.8%
CVS Caremark Corp.	64,615	4,837,079
Food Products - 0.2%
Hershey Co.	6,518	680,479
Health Care Equipment & Supplies - 0.9%
St. Jude Medical, Inc.	39,886	2,608,146
Health Care Providers & Services - 2.1%
McKesson Corp.	32,034	5,656,243
Hotels, Restaurants & Leisure - 4.7%
Chipotle Mexican Grill, Inc. - Class A (A)	6,263	3,557,697

	Shares	Value
Hotels, Restaurants & Leisure (continued)
Las Vegas Sands Corp.	66,933	$ 5,406,848
Marriott International, Inc. - Class A (E)	71,397	3,999,660
Industrial Conglomerates - 1.4%
Danaher Corp.	52,737	3,955,275
Internet & Catalog Retail - 3.5%
Amazon.com, Inc. (A)	6,488	2,183,342
priceline.com, Inc. (A)	6,305	7,514,866
Internet Software & Services - 5.0%
Google, Inc. - Class A (A)	8,129	9,059,852
Yahoo! Inc. (A)	133,810	4,803,779
IT Services - 2.9%
Mastercard, Inc. - Class A	108,778	8,125,717
Media - 5.9%
Comcast Corp. - Class A	145,309	7,268,356
DIRECTV (A)	30,481	2,329,358
Walt Disney Co. - Class A	84,465	6,763,113
Oil, Gas & Consumable Fuels - 1.6%
Cabot Oil & Gas Corp.	48,534	1,644,332
Concho Resources, Inc. (A)	21,544	2,639,140
Personal Products - 1.1%
Estee Lauder Cos., Inc. - Class A	45,143	3,019,164
Pharmaceuticals - 5.0%
Actavis PLC (A)	23,497	4,836,858
Bristol-Myers Squibb Co.	85,162	4,424,166
Mylan, Inc. (A)	92,351	4,509,499
Road & Rail - 1.6%
Union Pacific Corp.	24,120	4,526,359
Semiconductors & Semiconductor Equipment - 1.6%
Analog Devices, Inc. - Class A	36,840	1,957,678
Xilinx, Inc.	45,756	2,483,178
Software - 10.4%
Autodesk, Inc. (A)	38,665	1,901,545
Intuit, Inc.	57,278	4,452,219
Microsoft Corp.	288,172	11,812,170
Oracle Corp.	130,721	5,347,796
VMware, Inc. - Class A (A) (E)	47,558	5,137,215
Specialty Retail - 3.5%
Foot Locker, Inc.	61,592	2,893,592
GNC Holdings, Inc. - Class A	61,104	2,689,798
Lowe’s Cos., Inc.	81,204	3,970,876
Textiles, Apparel & Luxury Goods - 2.4%
NIKE, Inc. - Class B	89,147	6,584,397
Tobacco - 2.6%
Altria Group, Inc.	104,832	3,923,862
Lorillard, Inc.	58,000	3,136,640

Total Common Stocks (cost $229,346,907)		273,186,972

SECURITIES LENDING COLLATERAL - 4.3%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.16% (F)	11,787,904	11,787,904

Total Securities Lending Collateral (cost $11,787,904)		11,787,904

The notes are an integral part of this report. Transamerica Series Trust	March 31, 2014 Form N-Q

Transamerica BNP Paribas Large Cap Growth VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2014

(unaudited)

Principal	Value
REPURCHASE AGREEMENT - 0.9%

State Street Bank & Trust Co.
0.01% (F), dated 03/31/2014, to be repurchased at $2,424,241 on 04/01/2014. Collateralized by a U.S. Government Agency Obligation,
3.00%, due 07/25/2037, and with a value of $2,475,922.

$ 2,424,240	$ 2,424,240

Total Repurchase Agreement (cost $2,424,240)	2,424,240

Total Investment Securities (cost $244,152,751) (G)	287,399,116
Other Assets and Liabilities - Net - (4.3)%	(11,889,036)

Net Assets - 100.0%	$ 275,510,080

VALUATION SUMMARY: (H)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at March 31, 2014
ASSETS
Investment Securities
Convertible Preferred Stock
Automobiles	$—	$—	$0	$0
Common Stocks	273,186,972	—	—	273,186,972
Securities Lending Collateral	11,787,904	—	—	11,787,904
Repurchase Agreement	—	2,424,240	—	2,424,240

Total Investment Securities	$284,974,876	$2,424,240	$0	$287,399,116

Level 3 Rollforward - Investment Securities

Securities	Beginning Balance at December 31, 2013	Purchases	Sales	Accrued Discounts (Premiums)	Total Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at March 31, 2014 (I)	Net Change in Unrealized Appreciation (Depreciation) on Investments Held at March 31, 2014
Convertible Preferred Stock	$0	$—	$—	$—	$—	$—	$—	$—	$0	$—

NOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing security.
(B)	Fair valued as determined in good faith in accordance with procedures established by the Board of Trustees. Total aggregate fair value of securities is $0, or less than 0.01% of the portfolio’s net assets.
(C)	Illiquid. Total aggregate fair value of illiquid securities is $0, or less than 0.01% of the portfolio’s net assets.
(D)	Restricted security. At March 31, 2014, the portfolio owned the respective securities which were restricted as to public resale:

Investment Securities	Description	Acquisition Date	Cost	Value	Value as % of Net Assets
Convertible Preferred Stock	Better Place	1/25/2010	$593,700	$0	0.00%

(E)	All or a portion of this security is on loan. The value of all securities on loan is $11,543,295. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(F)	Rate shown reflects the yield at March 31, 2014.
(G)	Aggregate cost for federal income tax purposes is $244,152,751. Aggregate gross unrealized appreciation and depreciation for all securities in which there is an excess of value over tax cost were $46,286,205 and $3,039,840, respectively. Net unrealized appreciation for tax purposes is $43,246,365.
(H)	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers between Levels 1 and 2 during the period ended March 31, 2014. See the notes to the schedules of investments for more information regarding pricing inputs and valuation techniques.
(I)	Level 3 securities were not considered significant to the portfolio.

The notes are an integral part of this report. Transamerica Series Trust	March 31, 2014 Form N-Q

Transamerica Clarion Global Real Estate Securities VP

SCHEDULE OF INVESTMENTS

At March 31, 2014

(unaudited)

	Shares	Value
COMMON STOCKS - 99.1%
Australia - 6.4%
Australand Property Group - REIT	334,543	$ 1,309,277
Dexus Property Group - REIT	840,965	826,706
Federation Centres, Ltd. - REIT	1,276,100	2,792,955
Goodman Group - REIT	946,321	4,151,135
Investa Office Fund - REIT	716,340	2,152,442
Lend Lease Corp., Ltd.	160,000	1,758,351
Mirvac Group - REIT	4,098,214	6,461,165
Stockland - REIT (A)	1,150,400	4,000,805
Westfield Group - REIT	185,570	1,764,001
Westfield Retail Trust - REIT	456,757	1,262,318
Austria - 0.1%
Atrium European Real Estate, Ltd. (B)	69,800	393,775
Canada - 0.5%
Boardwalk Real Estate Investment Trust - REIT	29,100	1,596,222
RioCan Real Estate Investment Trust - REIT	26,000	626,305
France - 5.6%
Fonciere Des Regions - REIT	20,238	1,874,710
Gecina SA - REIT	13,270	1,764,156
ICADE - REIT	18,102	1,790,813
Klepierre - REIT	124,894	5,588,514
Mercialys SA - REIT	42,060	880,748
Unibail-Rodamco SE - REIT	44,301	11,504,391
Germany - 0.9%
LEG Immobilien AG (B)	57,000	3,738,624
Hong Kong - 5.6%
Cheung Kong Holdings, Ltd.	560,843	9,291,346
China Overseas Land & Investment, Ltd. (A)	255,700	660,966
Link REIT	358,100	1,765,916
Sino Land Co., Ltd.	1,653,371	2,438,544
Sun Hung Kai Properties, Ltd.	367,255	4,498,063
Swire Properties, Ltd.	1,188,000	3,400,193
Wharf Holdings, Ltd.	182,637	1,167,897
Japan - 16.9%
Activia Properties, Inc. - REIT	201	1,614,387
Daito Trust Construction Co., Ltd.	36,200	3,349,767
Daiwa House Industry Co., Ltd.	131,392	2,229,011
GLP J-REIT	1,142	1,149,579
Hulic Co., Ltd. (A)	206,980	2,835,535
Japan Hotel REIT Investment Corp.	1,703	777,128
Japan Real Estate Investment Corp. - REIT	989	4,963,445
Japan Retail Fund Investment Corp. - Class A REIT	3,104	6,110,864
Kenedix Office Investment Corp. - Class A REIT	476	2,361,207
Mitsubishi Estate Co., Ltd.	521,010	12,346,950
Mitsui Fudosan Co., Ltd.	476,810	14,547,059
Nippon Building Fund, Inc. - REIT	273	1,425,636
Nippon ProLogis REIT, Inc.	995	2,007,063
ORIX, Inc. - Class A REIT	1,290	1,609,766
Sumitomo Realty & Development Co., Ltd.	217,400	8,513,596
Tokyo Tatemono Co., Ltd. (A)	261,700	2,243,904
United Urban Investment Corp. - Class A REIT	1,747	2,565,956
Netherlands - 1.3%
Corio NV - REIT	19,270	880,574
Eurocommercial Properties NV - CVA	39,351	1,729,088
Nieuwe Steen Investments NV - REIT	447,820	2,717,617

	Shares	Value
Singapore - 5.1%
CapitaCommercial Trust - REIT (A)	3,549,700	$ 4,190,559
CapitaMall Trust - REIT	567,469	852,625
CapitaMalls Asia, Ltd. (A)	1,611,500	2,293,175
Frasers Centrepoint Trust - REIT	562,300	795,687
Global Logistic Properties, Ltd. - Class L	2,377,600	5,008,856
Hongkong Land Holdings, Ltd.	793,039	5,130,962
Mapletree Greater China Commercial Trust - REIT (A)	1,466,600	950,218
Suntec Real Estate Investment Trust - REIT	1,639,500	2,163,582
Sweden - 1.0%
Castellum AB	133,465	2,218,815
Fabege AB (A)	32,800	427,718
Hufvudstaden AB - Class A (A)	97,004	1,368,364
Switzerland - 0.5%
PSP Swiss Property AG (B)	21,816	2,050,687
United Kingdom - 6.7%
British Land Co., PLC - REIT	410,069	4,471,049
Derwent London PLC - REIT	82,179	3,712,828
Great Portland Estates PLC - REIT	392,206	4,125,896
Hammerson PLC - REIT	430,014	3,971,615
Land Securities Group PLC - REIT	560,122	9,534,174
Safestore Holdings PLC - REIT	409,405	1,617,619
Unite Group PLC	84,357	610,359
United States - 48.5%
American Homes 4 Rent - Class A REIT	49,400	825,474
AvalonBay Communities, Inc. - REIT	41,349	5,429,951
BioMed Realty Trust, Inc. - Class B REIT	172,800	3,540,672
Boston Properties, Inc. - REIT	52,000	5,955,560
Brandywine Realty Trust - REIT (A)	185,600	2,683,776
BRE Properties, Inc. - REIT	71,600	4,495,048
Brixmor Property Group, Inc. - REIT (A)	106,200	2,265,246
DCT Industrial Trust, Inc. - REIT	262,500	2,068,500
DDR Corp. - REIT (A)	281,400	4,637,472
Douglas Emmett, Inc. - REIT	138,200	3,750,748
Duke Realty Corp. - REIT	304,600	5,141,648
Equity Residential - REIT	163,136	9,460,257
Essex Property Trust, Inc. - REIT (A)	22,290	3,790,414
Extended Stay America, Inc.	37,900	862,983
Federal Realty Investment Trust - REIT	10,900	1,250,448
General Growth Properties, Inc. - REIT	339,706	7,473,532
HCP, Inc. - REIT	32,100	1,245,159
Health Care REIT, Inc.	150,745	8,984,402
Healthcare Realty Trust, Inc. - REIT	128,000	3,091,200
Healthcare Trust of America, Inc. - Class A REIT (A)	151,100	1,721,029
Highwoods Properties, Inc. - REIT (A)	66,200	2,542,742
Hilton Worldwide Holdings, Inc. (A) (B)	158,400	3,522,816
Host Hotels & Resorts, Inc. - REIT	594,405	12,030,757
Kilroy Realty Corp. - REIT (A)	105,600	6,186,048
Kimco Realty Corp. - REIT	206,200	4,511,656
Lexington Realty Trust - REIT	218,200	2,380,562
Liberty Property Trust - Series C REIT	140,725	5,201,196
Macerich Co. - Class A REIT	90,792	5,659,065
Pebblebrook Hotel Trust - REIT (A)	52,200	1,762,794
Post Properties, Inc. - REIT	60,100	2,950,910
ProLogis, Inc. - Class A REIT	245,310	10,016,007
Public Storage - REIT	29,530	4,975,510
Ramco-Gershenson Properties Trust - REIT	80,800	1,317,040
Realty Income Corp. - REIT	30,800	1,258,488
Senior Housing Properties Trust - REIT	68,700	1,543,689
Simon Property Group, Inc. - REIT	95,349	15,637,236
SL Green Realty Corp. - REIT	79,900	8,039,538
Spirit Realty Capital, Inc. - REIT	350,100	3,844,098

The notes are an integral part of this report. Transamerica Series Trust	March 31, 2014 Form N-Q

Transamerica Clarion Global Real Estate Securities VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2014

(unaudited)

	Shares	Value
United States (continued)
Starwood Hotels & Resorts Worldwide, Inc.	36,900	$ 2,937,240
Strategic Hotels & Resorts, Inc. - REIT (B)	238,100	2,426,239
Sunstone Hotel Investors, Inc. - REIT	155,750	2,138,448
Tanger Factory Outlet Centers - REIT (A)	37,270	1,304,450
Taubman Centers, Inc. - REIT	40,971	2,900,337
UDR, Inc. - REIT	271,684	7,017,598
Ventas, Inc. - REIT	28,313	1,714,918
Vornado Realty Trust - Class A REIT	80,785	7,962,170
Weyerhaeuser Co. - REIT	69,700	2,045,695

Total Common Stocks (cost $367,545,146)		413,434,024

WARRANT - 0.0% (C)
India - 0.0% (C)
Unitech, Ltd. (B)
Expiration: 05/28/2014
Exercise Price: $0.00	355,200	81,696

Total Warrant (cost $2,187,536)		81,696

SECURITIES LENDING COLLATERAL - 5.9%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.16% (D)	24,673,876	24,673,876

Total Securities Lending Collateral (cost $24,673,876)		24,673,876

	Principal	Value
REPURCHASE AGREEMENT - 1.0%
State Street Bank & Trust Co. 0.01% (D), dated 03/31/2014, to be repurchased at $3,993,429 on 04/01/2014. Collateralized by a U.S. Government Agency Obligation, 2.75%, due 01/15/2039, and with a value of $4,073,521.	$ 3,993,428	3,993,428

Total Repurchase Agreement (cost $3,993,428)		3,993,428

Total Investment Securities (cost $398,399,986) (E)		442,183,024
Other Assets and Liabilities - Net - (6.0)%		(25,067,644)

Net Assets - 100.0%		$ 417,115,380

The notes are an integral part of this report. Transamerica Series Trust	March 31, 2014 Form N-Q

Transamerica Clarion Global Real Estate Securities VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2014

(unaudited)

INVESTMENTS BY INDUSTRY:	Percentage of Total Investment Securities	Value
Real Estate Investment Trusts	70.9%	$313,588,468
Real Estate Management & Development	20.9	92,604,213
Hotels, Restaurants & Leisure	1.7	7,323,039

Investment Securities, at Value	93.5	413,515,720
Short-Term Investments	6.5	28,667,304

Total Investments	100.0%	$442,183,024

VALUATION SUMMARY: (F)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at March 31, 2014
ASSETS
Investment Securities
Common Stocks	$204,723,293	$208,710,731	$—	$413,434,024
Warrant	—	81,696	—	81,696
Securities Lending Collateral	24,673,876	—	—	24,673,876
Repurchase Agreement	—	3,993,428	—	3,993,428

Total Investment Securities	$229,397,169	$212,785,855	$—	$442,183,024

NOTES TO SCHEDULE OF INVESTMENTS:

(A)	All or a portion of this security is on loan. The value of all securities on loan is $23,764,446. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(B)	Non-income producing security.
(C)	Percentage rounds to less than 0.1%.
(D)	Rate shown reflects the yield at March 31, 2014.
(E)	Aggregate cost for federal income tax purposes is $398,399,986. Aggregate gross unrealized appreciation and depreciation for all securities in which there is an excess of value over tax cost were $51,047,288 and $7,264,250, respectively. Net unrealized appreciation for tax purposes is $43,783,038.
(F)	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers between Levels 1 and 2 during the period ended March 31, 2014. See the notes to the schedules of investments for more information regarding pricing inputs and valuation techniques.

DEFINITIONS:

CVA	Dutch Certificate-Depositary Receipt
REIT	Real Estate Investment Trust (includes domestic REITs and Foreign Real Estate Investment Companies)

The notes are an integral part of this report. Transamerica Series Trust	March 31, 2014 Form N-Q

Transamerica Hanlon Income VP

SCHEDULE OF INVESTMENTS

At March 31, 2014

(unaudited)

	Shares	Value
INVESTMENT COMPANIES - 100.0%
Capital Markets - 100.0%
iShares iBoxx $ High Yield Corporate Bond ETF (A)	622,861	$ 58,791,850
Market Vectors High Yield Municipal Index ETF	468,968	13,858,004
PIMCO 0-5 Year High Yield Corporate Bond Index ETF	81,811	8,721,871
SPDR Barclays Convertible Securities ETF (A)	287,340	13,904,383
SPDR Barclays High Yield Bond ETF (A)	1,428,908	59,028,190
SPDR Barclays Short Term High Yield Bond ETF	169,218	5,237,297
SPDR Nuveen S&P High Yield Municipal Bond ETF	256,931	14,043,848

Total Investment Companies (cost $167,653,484)		173,585,443

SHORT-TERM INVESTMENT COMPANIES - 0.1%
SSC Government Money Market Fund	42,862	42,862
SSgA Money Market Fund	42,862	42,862
SSgA Prime Money Market Fund	42,861	42,861
State Street Institutional Liquid Reserves Fund	37,437	37,437

Total Short-Term Investment Companies (cost $166,022)		166,022

SECURITIES LENDING COLLATERAL - 25.4%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.16% (B)	44,004,729	44,004,729

Total Securities Lending Collateral (cost $44,004,729)		44,004,729

	Principal	Value
REPURCHASE AGREEMENT - 0.0% (C)
State Street Bank & Trust Co. 0.01% (B), dated 03/31/2014, to be repurchased at $42,861 on 04/01/2014. Collateralized by a U.S. Government Agency Obligation, 3.00%, due 11/25/2040, and with a value of $45,850.	$ 42,861	42,861

Total Repurchase Agreement (cost $42,861)		42,861

Total Investment Securities (cost $211,867,096) (D)		217,799,055
Other Assets and Liabilities - Net - (25.5)%		(44,291,191)

Net Assets - 100.0%		$ 173,507,864

The notes are an integral part of this report. Transamerica Series Trust	March 31, 2014 Form N-Q

Transamerica Hanlon Income VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2014

(unaudited)

VALUATION SUMMARY: (E)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at March 31, 2014
ASSETS
Investment Securities
Investment Companies	$173,585,443	$—	$—	$173,585,443
Short-Term Investment Companies	166,022	—	—	166,022
Securities Lending Collateral	44,004,729	—	—	44,004,729
Repurchase Agreement	—	42,861	—	42,861

Total Investment Securities	$217,756,194	$42,861	$—	$217,799,055

NOTES TO SCHEDULE OF INVESTMENTS:

(A)	All or a portion of this security is on loan. The value of all securities on loan is $43,040,536. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(B)	Rate shown reflects the yield at March 31, 2014.
(C)	Percentage rounds to less than 0.1%.
(D)	Aggregate cost for federal income tax purposes is $211,867,096. Aggregate gross unrealized appreciation and depreciation for all securities in which there is an excess of value over tax cost were $5,999,120 and $67,161, respectively. Net unrealized appreciation for tax purposes is $5,931,959.
(E)	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers between Levels 1 and 2 during the period ended March 31, 2014. See the notes to the schedules of investments for more information regarding pricing inputs and valuation techniques.

The notes are an integral part of this report. Transamerica Series Trust	March 31, 2014 Form N-Q

Transamerica ING Balanced Allocation VP

SCHEDULE OF INVESTMENTS

At March 31, 2014

(unaudited)

	Shares	Value
INVESTMENT COMPANIES - 95.0%
Alternative Investments - 1.7%
Transamerica MLP & Energy Income (A)	13,727	$ 147,837
Fixed Income - 34.2%
Transamerica Aegon U.S. Government Securities VP (B)	7,677	96,122
Transamerica Core Bond (A)	27,147	272,825
Transamerica High Yield Bond (A)	24,979	246,298
Transamerica ING Intermediate Bond VP (B) (C)	6,326	62,437
Transamerica ING Limited Maturity Bond VP (B) (C)	38,062	381,759
Transamerica Money Market (A)	359,418	359,418
Transamerica PIMCO Total Return VP (B)	11,285	130,116
Transamerica Short-Term Bond (A)	145,669	1,488,741
Global/International Equity - 10.5%
Transamerica Clarion Global Real Estate Securities VP (B)	11,988	144,215
Transamerica Income & Growth (A)	29,678	326,165
Transamerica International Small Cap (A)	30,330	325,439
Transamerica Value (A)	4,852	140,375
Tactical and Specialty - 6.0%
Transamerica Bond (A)	50,251	534,676
U.S. Equity - 42.6%
Transamerica Capital Growth (A)	8,016	125,129
Transamerica Dividend Focused (A)	31,340	404,594
Transamerica Growth Opportunities (A)	11,955	142,383
Transamerica ING Large Cap Growth VP (B) (C)	7,781	92,052
Transamerica ING Mid Cap Opportunities VP (B) (C)	26,892	317,322
Transamerica Jennison Growth VP (B)	22,150	237,008
Transamerica JPMorgan Mid Cap Value VP (B)	26,721	579,839
Transamerica Large Cap Value (A)	44,318	566,382
Transamerica Small Cap Growth (A)	44,054	562,131
Transamerica Small Cap Value (A)	43,191	562,351
Transamerica Systematic Small/Mid Cap Value VP (B)	7,990	193,992

Total Investment Companies (cost $8,241,318)		8,439,606

	Principal	Value
REPURCHASE AGREEMENT - 5.1%
State Street Bank & Trust Co. 0.01% (D), dated 03/31/2014, to be repurchased at $452,718 on 04/01/2014. Collateralized by a U.S. Government Agency Obligation, 3.50%, due 11/25/2038, and with a value of $462,765.	$ 452,718	452,718

Total Repurchase Agreement (cost $452,718)		452,718

Total Investment Securities (cost $8,694,036) (E)		8,892,324
Other Assets and Liabilities - Net - (0.1)%		(10,302)

Net Assets - 100.0%		$ 8,882,022

The notes are an integral part of this report. Transamerica Series Trust	March 31, 2014 Form N-Q

Transamerica ING Balanced Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2014

(unaudited)

VALUATION SUMMARY: (F)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at March 31, 2014
ASSETS
Investment Securities
Investment Companies	$8,439,606	$—	$—	$8,439,606
Repurchase Agreement	—	452,718	—	452,718

Total Investment Securities	$8,439,606	$452,718	$—	$8,892,324

NOTES TO SCHEDULE OF INVESTMENTS:

(A)	The portfolio invests its assets in the Class I2 shares of the affiliated series of the Transamerica Funds.
(B)	The portfolio invests its assets in the Initial Class shares of the affiliated portfolio of the Transamerica Series Trust.
(C)	Non-income producing security.
(D)	Rate shown reflects the yield at March 31, 2014.
(E)	Aggregate cost for federal income tax purposes is $8,694,036. Aggregate gross unrealized appreciation and depreciation for all securities in which there is an excess of value over tax cost were $242,401 and $44,113, respectively. Net unrealized appreciation for tax purposes is $198,288.
(F)	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers between Levels 1 and 2 during the period ended March 31, 2014. See the notes to the schedules of investments for more information regarding pricing inputs and valuation techniques.

The notes are an integral part of this report. Transamerica Series Trust	March 31, 2014 Form N-Q

Transamerica ING Conservative Allocation VP

SCHEDULE OF INVESTMENTS

At March 31, 2014

(unaudited)

	Shares	Value
INVESTMENT COMPANIES - 95.3%
Alternative Investments - 1.2%
Transamerica MLP & Energy Income (A)	1,494	$ 16,088
Fixed Income - 48.9%
Transamerica Aegon U.S. Government Securities VP (B)	2,076	25,986
Transamerica Core Bond (A)	5,925	59,547
Transamerica High Yield Bond (A)	6,557	64,652
Transamerica ING Intermediate Bond VP (B) (C)	4,827	47,644
Transamerica ING Limited Maturity Bond VP (B) (C)	11,747	117,825
Transamerica Money Market (A)	64,617	64,617
Transamerica PIMCO Total Return VP (B)	2,697	31,093
Transamerica Short-Term Bond (A)	25,019	255,692
Global/International Equity - 8.1%
Transamerica Clarion Global Real Estate Securities VP (B)	1,250	15,037
Transamerica Income & Growth (A)	4,900	53,853
Transamerica International Equity (A)	810	14,809
Transamerica International Small Cap (A)	2,493	26,746
Tactical and Specialty - 5.8%
Transamerica Bond (A)	7,435	79,109
U.S. Equity - 31.3%
Transamerica Capital Growth (A)	1,188	18,539
Transamerica Dividend Focused (A)	2,476	31,966
Transamerica Growth Opportunities (A)	1,304	15,525
Transamerica ING Large Cap Growth VP (B) (C)	1,247	14,748
Transamerica ING Mid Cap Opportunities VP (B) (C)	2,603	30,718
Transamerica Jennison Growth VP (B)	1,446	15,473
Transamerica JPMorgan Mid Cap Value VP (B)	4,155	90,166
Transamerica Large Cap Value (A)	4,138	52,879
Transamerica Small Cap Growth (A)	5,484	69,974
Transamerica Small Cap Value (A)	6,715	87,434

Total Investment Companies (cost $1,278,180)		1,300,120

	Principal	Value
REPURCHASE AGREEMENT - 5.0%
State Street Bank & Trust Co. 0.01% (D), dated 03/31/2014, to be repurchased at $68,051 on 04/01/2014. Collateralized by a U.S. Government Agency Obligation, 3.50%, due 11/25/2038, and with a value of $70,277.	$ 68,051	68,051

Total Repurchase Agreement (cost $68,051)		68,051

Total Investment Securities (cost $1,346,231) (E)		1,368,171
Other Assets and Liabilities - Net - (0.3)%		(4,717)

Net Assets - 100.0%		$ 1,363,454

The notes are an integral part of this report. Transamerica Series Trust	March 31, 2014 Form N-Q

Transamerica ING Conservative Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2014

(unaudited)

VALUATION SUMMARY: (F)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at March 31, 2014
ASSETS
Investment Securities
Investment Companies	$1,300,120	$—	$—	$1,300,120
Repurchase Agreement	—	68,051	—	68,051

Total Investment Securities	$1,300,120	$68,051	$—	$1,368,171

NOTES TO SCHEDULE OF INVESTMENTS:

(A)	The portfolio invests its assets in the Class I2 shares of the affiliated series of the Transamerica Funds.
(B)	The portfolio invests its assets in the Initial Class shares of the affiliated portfolio of the Transamerica Series Trust.
(C)	Non-income producing security.
(D)	Rate shown reflects the yield at March 31, 2014.
(E)	Aggregate cost for federal income tax purposes is $1,346,231. Aggregate gross unrealized appreciation and depreciation for all securities in which there is an excess of value over tax cost were $27,238 and $5,298, respectively. Net unrealized appreciation for tax purposes is $21,940.
(F)	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers between Levels 1 and 2 during the period ended March 31, 2014. See the notes to the schedules of investments for more information regarding pricing inputs and valuation techniques.

The notes are an integral part of this report. Transamerica Series Trust	March 31, 2014 Form N-Q

Transamerica ING Intermediate Bond VP

SCHEDULE OF INVESTMENTS

At March 31, 2014

(unaudited)

	Principal	Value
U.S. GOVERNMENT OBLIGATIONS - 36.8%
United States - 36.8%
U.S. Treasury Bond
3.75%, 11/15/2043	$ 3,762,000	$ 3,894,844
U.S. Treasury Note
0.38%, 03/31/2016	841,000	840,080
0.75%, 03/15/2017	5,251,000	5,231,309
1.38%, 09/30/2018	78,000	77,299
1.63%, 03/31/2019	4,212,000	4,190,611
2.25%, 03/31/2021	1,351,000	1,345,934
2.75%, 02/15/2024 (A)	2,707,000	2,712,923

Total U.S. Government Obligations (cost $18,248,041)		18,293,000

U.S. GOVERNMENT AGENCY OBLIGATIONS - 20.6%
United States - 20.6%
Fannie Mae, TBA
3.00%	519,000	499,456
3.50%	243,000	254,125
4.00%	399,000	413,277
4.50%	1,900,000	2,019,938
Freddie Mac
5.50%, 11/01/2038	597,656	660,265
Freddie Mac, TBA
3.00%	1,646,000	1,651,585
3.50%	1,526,000	1,528,146
4.00%	2,192,000	2,266,066
Ginnie Mae
4.75%, 05/20/2039	70,000	75,018
5.00%, 11/15/2039	760,955	832,241
Ginnie Mae, TBA
3.50%	17,000	17,348

Total U.S. Government Agency Obligations (cost $10,177,884)		10,217,465

FOREIGN GOVERNMENT OBLIGATIONS - 0.9%
Argentina - 0.1%
Argentine Republic Government International Bond
2.50%, 12/31/2038 (A) (B)	15,661	6,578
8.28%, 12/31/2033	37,216	29,456
Mexico - 0.1%
Mexico Government International Bond
4.00%, 10/02/2023	26,000	26,260
Panama - 0.2%
Panama Government International Bond
5.20%, 01/30/2020	100,000	110,700
Russian Federation - 0.4%
Russian Federation
7.50%, 03/31/2030 - Reg S (B)	202,075	229,860
Uruguay - 0.1%
Uruguay Government International Bond
4.50%, 08/14/2024 (A)	13,000	13,325
8.00%, 11/18/2022	13,272	16,822

Total Foreign Government Obligations (cost $420,965)		433,001

	Principal	Value
MORTGAGE-BACKED SECURITIES - 13.3%
United Kingdom - 0.9%
Fosse Master Issuer PLC
Series 2012-1A, Class 3A1
1.74%, 10/18/2054 - 144A (C)	$ 250,000	$ 257,784
Gracechurch Mortgage Financing PLC
Series 2011-1A, Class 2A1
1.79%, 11/20/2056 - 144A (C)	193,921	195,898
United States - 12.4%
Banc of America Merrill Lynch Commercial Mortgage, Inc.
Series 2003-2, Class H
5.39%, 03/11/2041 - 144A (C)	44,000	43,621
Series 2004-2, Class H
6.04%, 11/10/2038 - 144A (C)	60,000	62,984
Series 2005-6, Class F
5.18%, 09/10/2047 (C)	100,000	101,053
Banc of America Mortgage Trust
Series 2005-J, Class 2A4
2.76%, 11/25/2035 (C)	37,308	34,818
Bear Stearns Alt-A Trust
Series 2004-6, Class 1A
0.79%, 07/25/2034 (C)	120,139	114,026
Bear Stearns Commercial Mortgage Securities Trust
Series 2004-PWR6, Class F
5.52%, 11/11/2041 - 144A (C)	60,000	63,962
Series 2005-T20, Class E
5.14%, 10/12/2042 (C)	100,000	97,392
Series 2006-T22, Class F
5.58%, 04/12/2038 - 144A (C)	50,000	43,532
CD Commercial Mortgage Trust
Series 2005-CD1, Class B
5.22%, 07/15/2044 (C)	50,000	51,775
Series 2007-CD5, Class B
6.12%, 11/15/2044 (C)	60,000	62,098
Citigroup Commercial Mortgage Trust
Series 2004-C1, Class G
5.41%, 04/15/2040 - 144A (C)	200,000	200,614
Series 2004-C1, Class H
5.41%, 04/15/2040 - 144A (C)	60,000	60,680
Citigroup Mortgage Loan Trust
Series 2006-AR9, Class 2A
5.61%, 11/25/2036 (C)	268,490	232,356
COMM Mortgage Trust
Series 2005-C6, Class D
5.32%, 06/10/2044 (C)	90,000	90,141
Series 2007-C9, Class B
5.80%, 12/10/2049 (C)	40,000	41,670
Series 2007-C9, Class E
5.80%, 12/10/2049 (C)	60,000	59,611
COMM Mortgage Trust, IO
Series 2013-CR12, Class XA
1.44%, 10/10/2046 (C)	907,214	82,322
Commercial Mortgage Pass-Through Certificates, IO
Series 2013-LC13, Class XA
1.47%, 08/10/2046 (C)	1,231,927	98,169
Series 2014-LC15, Class XA
1.60%, 04/10/2047 (C)	690,000	61,378
Commercial Mortgage Trust
Series 2003-C2, Class J
5.23%, 01/05/2036 - 144A (C)	6,717	6,711
Series 2007-GG11, Class AJ
6.03%, 12/10/2049 (C)	25,000	25,211

The notes are an integral part of this report. Transamerica Series Trust	March 31, 2014 Form N-Q

Transamerica ING Intermediate Bond VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2014

(unaudited)

	Principal	Value
United States (continued)
Credit Suisse Commercial Mortgage Trust Series
Series 2008-C1, Class AJ
5.98%, 02/15/2041 - 144A (C)	$ 85,000	$ 87,689
Credit Suisse First Boston Mortgage Securities Corp.
Series 2003-C4, Class J
5.32%, 08/15/2036 - 144A (C)	5,846	5,858
Series 2004-C2, Class E
5.74%, 05/15/2036 (C)	200,000	218,371
Series 2005-C2, Class AMFX
4.88%, 04/15/2037	150,000	151,361
CSMC
Series 2010-RR6, Class B
5.58%, 04/12/2049 - 144A (C)	30,000	30,465
First Horizon Alternative Mortgage Securities
Series 2006-FA8, Class 1A7
6.00%, 02/25/2037	211,851	179,432
First Union-Lehman Brothers Commercial Mortgage Trust II
Series 1997-C2, Class G
7.50%, 11/18/2029 - 144A (C)	62,907	63,762
GE Capital Commercial Mortgage Corp.
Series 2005-C2, Class J
5.29%, 05/10/2043 - 144A (C)	40,000	26,326
GMAC Commercial Mortgage Securities, Inc.
Series 2003-C1, Class L
5.00%, 05/10/2036 - 144A (C)	34,604	34,623
GS Mortgage Securities Trust, IO
Series 2012-GCJ7, Class XA
2.59%, 05/10/2045 (C)	974,866	122,751
Series 2013-GC16, Class XA
1.56%, 11/10/2046 (C)	997,032	85,976
HomeBanc Mortgage Trust
Series 2004-1, Class 2A
1.01%, 08/25/2029 (C)	10,693	10,039
Invitation Homes Trust
Series 2013-SFR1, Class C
2.10%, 12/17/2030 - 144A (C)	100,000	99,814
JPMBB Commercial Mortgage Securities Trust, IO
Series 2013-C14, Class XA
1.04%, 08/15/2046 (C)	1,437,253	70,394
JPMorgan Chase Commercial Mortgage Securities Corp.
Series 2013-INN, Class A
1.56%, 10/15/2030 - 144A (C)	100,000	100,064
JPMorgan Chase Commercial Mortgage Securities Corp., IO
Series 2012-CBX, Class XA
2.00%, 06/15/2045 (C)	981,259	93,942
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2003-PM1A, Class F
5.55%, 08/12/2040 - 144A (C)	60,000	61,900
Series 2004-CB9, Class B
5.71%, 06/12/2041 (C)	113,000	113,875
Series 2004-CB9, Class E
5.72%, 06/12/2041 (C)	40,000	33,939
Series 2005-LDP1, Class AJFL
0.36%, 03/15/2046 (C)	60,000	59,476
Series 2005-LDP4, Class B
5.13%, 10/15/2042 (C)	50,000	46,361
Series 2013-JWRZ, Class A
0.94%, 04/15/2030 - 144A (C)	120,000	119,174

	Principal	Value
United States (continued)
JPMorgan Chase Commercial Mortgage Securities Trust, IO
Series 2013-C13, Class XA
0.68%, 01/15/2046 (C)	$ 1,785,951	$ 49,401
JPMorgan Chase Securities Corp. Commercial Mortgage Pass-Through Trust
Series 2004-C2, Class H
5.60%, 05/15/2041 - 144A (C)	20,000	19,109
LB Commercial Mortgage Trust
Series 2007-C3, Class AJ
5.87%, 07/15/2044 (C)	200,000	202,807
LB-UBS Commercial Mortgage Trust
Series 2002-C4, Class K
5.91%, 10/15/2035 - 144A (C)	80,000	81,057
Series 2004-C7, Class H
5.26%, 10/15/2036 - 144A (C)	115,000	117,813
Series 2005-C2, Class AJ
5.21%, 04/15/2030 (C)	50,000	51,712
Series 2005-C7, Class AJ
5.32%, 11/15/2040 (C)	80,000	83,881
Series 2005-C7, Class D
5.35%, 11/15/2040 (C)	100,000	101,065
Series 2006-C4, Class B
5.85%, 06/15/2038 (C)	100,000	102,194
Series 2006-C6, Class JR11
6.01%, 09/15/2039 - 144A (C) (D)	98,128	105,292
LB-UBS Commercial Mortgage Trust, IO
Series 2004-C1, Class XST
1.00%, 01/15/2036 - 144A (C)	804,054	18,012
Series 2006-C7, Class XW
0.64%, 11/15/2038 - 144A (C)	6,686,271	102,721
Morgan Stanley Bank of America Merrill Lynch Trust, IO
Series 2012-C5, Class XA
1.88%, 08/15/2045 - 144A (C)	548,210	50,068
Series 2012-C6, Class XA
2.16%, 11/15/2045 - 144A (C)	686,405	72,580
Series 2013-C7, Class XA
1.74%, 02/15/2046 (C)	1,257,160	121,253
Series 2013-C8, Class XA
1.50%, 12/15/2048 (C)	1,024,456	70,885
Morgan Stanley Capital I Trust
Series 2004-HQ4, Class G
5.36%, 04/14/2040 - 144A (C)	130,000	130,226
Series 2005-HQ6, Class F
5.27%, 08/13/2042 (C)	100,000	97,372
Series 2005-HQ6, Class G
5.38%, 08/13/2042 - 144A (C)	50,000	46,497
Series 2006-HQ10, Class AJ
5.39%, 11/12/2041 (C)	80,000	80,921
Series 2008-T29, Class D
6.28%, 01/11/2043 - 144A (C)	100,000	103,716
Series 2008-T29, Class E
6.28%, 01/11/2043 - 144A (C)	50,000	50,181
Series 2011-C1, Class D
5.25%, 09/15/2047 - 144A (C)	200,000	209,826
Morgan Stanley Dean Witter Capital I Trust
Series 2002-IQ3, Class G
6.83%, 09/15/2037 - 144A (C)	40,000	39,666
Morgan Stanley Mortgage Loan Trust
Series 2006-3AR, Class 2A1
2.80%, 03/25/2036 (C)	60,766	48,394
Morgan Stanley Re-REMIC Trust
Series 2010-C30A, Class A3B
5.25%, 12/17/2043 - 144A (C)	66,970	67,135

The notes are an integral part of this report. Transamerica Series Trust	March 31, 2014 Form N-Q

Transamerica ING Intermediate Bond VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2014

(unaudited)

	Principal	Value
United States (continued)
Wachovia Bank Commercial Mortgage Trust
Series 2007-C33, Class AJ
5.95%, 02/15/2051 (C)	$ 56,000	$ 58,095
Series 2007-C33, Class B
5.95%, 02/15/2051 (C)	110,000	109,662
WaMu Mortgage Pass-Through Certificates
Series 2007-HY7, Class 2A2
2.26%, 07/25/2037 (C)	180,467	151,126
Wells Fargo Mortgage Backed Securities Trust
Series 2006-AR6, Class 3A1
2.61%, 03/25/2036 (C)	120,074	118,882
WFRBS Commercial Mortgage Trust, IO
Series 2012-C8, Class XA
2.23%, 08/15/2045 - 144A (C)	421,448	47,729

Total Mortgage-Backed Securities (cost $6,600,459)		6,612,676

ASSET-BACKED SECURITIES - 8.2%
Cayman Islands - 6.7%
Ares VIR CLO, Ltd.
Series 2006-6RA, Class D
2.13%, 03/12/2018 - 144A (C)	250,000	249,050
Ares VR CLO, Ltd.
Series 2006-5RA, Class D
2.14%, 02/24/2018 - 144A (C)	198,021	196,402
ARES XII CLO, Ltd.
Series 2007-12A, Class C
2.24%, 11/25/2020 - 144A (C)	250,000	248,983
Atrium III
Series 3A, Class D1
6.33%, 10/27/2016 - 144A (C)	250,000	250,330
Callidus Debt Partners CLO Fund VII, Ltd.
Series 7A, Class D
3.69%, 01/21/2021 - 144A (C)	250,000	250,877
Carlyle Arnage CLO, Ltd.
Series 2007-1A, Class A2L
1.73%, 08/27/2021 - 144A (C)	200,000	201,883
Castle Garden Funding
Series 2005-1A, Class B1
0.99%, 10/27/2020 - 144A (C)	100,000	98,709
Series 2005-1A, Class C1
1.99%, 10/27/2020 - 144A (C)	175,000	173,324
Dryden VIII Leveraged Loan CDO
Series 2005-8A, Class D
1.99%, 05/22/2017 - 144A (C)	500,000	492,701
Gulf Stream - Compass CLO, Ltd.
Series 2007-1A, Class C
2.24%, 10/28/2019 - 144A (C)	250,000	248,068
Gulf Stream - Sextant CLO, Ltd.
Series 2006-1A, Class A2
0.48%, 08/21/2020 - 144A (C)	162,588	160,942
Series 2006-1A, Class D
1.83%, 08/21/2020 - 144A (C)	200,000	189,593
Kingsland III, Ltd.
Series 2006-3A, Class B
0.89%, 08/24/2021 - 144A (C)	250,000	237,101
Madison Park Funding I, Ltd.
Series 2005-1A, Class D
2.14%, 05/10/2019 - 144A (C)	100,000	100,024
WhiteHorse III, Ltd.
Series 2006-1A, Class A3L
0.99%, 05/01/2018 - 144A (C)	200,000	198,416

	Principal	Value
Ireland - 0.2%
Trade MAPS 1, Ltd.
Series 2013-1A, Class C
2.40%, 12/10/2018 - 144A (C)	$ 100,000	$ 100,781
United States - 1.3%
AmeriCredit Automobile Receivables Trust
Series 2012-5, Class E
3.29%, 05/08/2020 - 144A	113,000	114,037
Capital Auto Receivables Asset Trust
Series 2014-1, Class B
2.22%, 01/22/2019	40,000	40,044
CarMax Auto Owner Trust
Series 2013-4, Class C
1.95%, 09/16/2019	40,000	39,955
Chase Issuance Trust
Series 2007-C1, Class C1
0.62%, 04/15/2019 (C)	50,000	49,553
FBR Securitization Trust
Series 2005-3, Class AV24
0.83%, 10/25/2035 (C)	140,238	118,563
Santander Drive Auto Receivables Trust
Series 2012-5, Class D
3.30%, 09/17/2018	40,000	41,291
Series 2013-1, Class D
2.27%, 01/15/2019	100,000	100,453
Series 2013-A, Class E
4.71%, 01/15/2021 - 144A	70,000	74,029
Series 2014-1, Class B
1.59%, 10/15/2018	80,000	80,097

Total Asset-Backed Securities (cost $4,050,080)		4,055,206

CORPORATE DEBT SECURITIES - 26.5%
Australia - 0.3%
BHP Billiton Finance USA, Ltd.
5.00%, 09/30/2043	46,000	48,676
FMG America Finance, Inc.
6.88%, 04/01/2022 - 144A (A)	70,000	75,425
Bermuda - 0.5%
Ingersoll-Rand Global Holding Co., Ltd.
4.25%, 06/15/2023 - 144A (A)	78,000	79,639
Weatherford International, Ltd.
5.95%, 04/15/2042 (A)	135,000	145,454
Canada - 1.1%
Cenovus Energy, Inc.
3.80%, 09/15/2023 (A)	100,000	99,650
Enbridge, Inc.
4.00%, 10/01/2023 (A)	67,000	67,135
Kinross Gold Corp.
5.95%, 03/15/2024 - 144A	93,000	93,170
NOVA Chemicals Corp.
5.25%, 08/01/2023 - 144A	70,000	74,900
Thomson Reuters Corp.
4.30%, 11/23/2023 (A)	45,000	46,089
5.65%, 11/23/2043	48,000	50,746
Xstrata Finance Canada, Ltd.
4.25%, 10/25/2022 - 144A	137,000	133,593
Cayman Islands - 0.3%
Transocean, Inc.
2.50%, 10/15/2017	98,000	98,632
3.80%, 10/15/2022 (A)	49,000	46,844
France - 1.2%
BPCE SA
5.15%, 07/21/2024 - 144A (A)	200,000	198,968

The notes are an integral part of this report. Transamerica Series Trust	March 31, 2014 Form N-Q

Transamerica ING Intermediate Bond VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2014

(unaudited)

	Principal	Value
France (continued)
Societe Generale SA
5.00%, 01/17/2024 - 144A (A)	$ 200,000	$ 199,305
7.88%, 12/18/2023 - 144A (C) (E)	200,000	208,000
Italy - 0.4%
Intesa Sanpaolo SpA
2.38%, 01/13/2017 (A)	200,000	200,672
Luxembourg - 0.2%
Gazprom OAO Via GAZ Capital SA, Series MTN
7.29%, 08/16/2037 - Reg S	100,000	103,000
Mexico - 0.1%
Petroleos Mexicanos
3.50%, 07/18/2018 (A)	10,000	10,375
4.88%, 01/18/2024 - 144A	11,000	11,358
5.50%, 06/27/2044	50,000	48,250
Netherlands - 0.3%
LYB International Finance BV
4.00%, 07/15/2023 (A)	56,000	57,111
Petrobras Global Finance BV
4.38%, 05/20/2023 (A)	100,000	91,502
Switzerland - 1.0%
Credit Suisse AG
6.50%, 08/08/2023 - 144A (A)	200,000	219,500
UBS AG
7.63%, 08/17/2022 (A)	250,000	293,222
United Kingdom - 1.7%
Anglo American Capital PLC
2.63%, 09/27/2017 - 144A (A)	200,000	203,067
AXIS Specialty Finance PLC
2.65%, 04/01/2019	49,000	48,927
BP Capital Markets PLC
2.75%, 05/10/2023 (A)	53,000	49,708
HBOS PLC, Series MTN
6.75%, 05/21/2018 - 144A (A)	100,000	113,294
HSBC Holdings PLC
4.25%, 03/14/2024 (A)	200,000	200,246
Rio Tinto Finance USA PLC
2.25%, 12/14/2018 (A)	56,000	55,996
Royal Bank of Scotland Group PLC
6.00%, 12/19/2023 (A)	49,000	50,174
6.10%, 06/10/2023 (A)	67,000	69,547
Vodafone Group PLC
2.95%, 02/19/2023 (A)	49,000	45,940
United States - 19.3%
21st Century Fox America, Inc.
3.00%, 09/15/2022	73,000	70,119
Air Lease Corp.
3.88%, 04/01/2021 (A)	35,000	35,000
Altria Group, Inc.
4.00%, 01/31/2024	43,000	43,081
5.38%, 01/31/2044 (A)	65,000	67,951
American International Group, Inc.
3.38%, 08/15/2020 (A)	65,000	66,358
8.18%, 05/15/2058 (A) (C)	54,000	70,942
American International Group, Inc., Series MTN
5.85%, 01/16/2018 (A)	42,000	47,996
American Tower Corp.
3.40%, 02/15/2019	106,000	108,622
4.50%, 01/15/2018	44,000	47,451
Amgen, Inc.
3.88%, 11/15/2021	67,000	69,883
Antero Resources Finance Corp.
5.38%, 11/01/2021 - 144A (A)	30,000	30,450
Ashland, Inc.
4.75%, 08/15/2022	100,000	98,125

	Principal	Value
United States (continued)
AT&T, Inc.
3.90%, 03/11/2024 (A)	$ 72,000	$ 71,796
5.35%, 09/01/2040 (A)	66,000	67,448
Bank of America Corp.
4.10%, 07/24/2023	65,000	65,931
Bank of America Corp., Series MTN
4.00%, 04/01/2024	53,000	52,938
4.13%, 01/22/2024 (A)	68,000	68,766
5.00%, 01/21/2044 (A)	122,000	124,548
BioMed Realty, LP
4.25%, 07/15/2022 (A)	69,000	68,405
Calumet Specialty Products Partners, LP / Calumet Finance Corp.
9.38%, 05/01/2019	80,000	90,900
Case New Holland Industrial, Inc.
7.88%, 12/01/2017	100,000	117,250
CCO Holdings LLC / CCO Holdings Capital Corp.
5.25%, 09/30/2022 (A)	60,000	59,250
Celgene Corp.
3.25%, 08/15/2022 (A)	76,000	74,067
CF Industries, Inc.
5.38%, 03/15/2044 (A)	49,000	51,086
Chemtura Corp.
5.75%, 07/15/2021 (A)	100,000	103,750
Chrysler Group LLC / CG Co.-Issuer, Inc.
8.25%, 06/15/2021 (A)	200,000	226,250
Citigroup, Inc.
5.50%, 09/13/2025 (A)	45,000	47,934
5.88%, 01/30/2042 (A)	39,000	44,765
6.68%, 09/13/2043	25,000	29,275
Comcast Corp.
4.75%, 03/01/2044 (A)	49,000	49,737
Constellation Brands, Inc.
6.00%, 05/01/2022 (A)	100,000	110,500
COX Communications, Inc.
4.50%, 06/30/2043 - 144A (A)	50,000	43,576
Diamond Offshore Drilling, Inc.
3.45%, 11/01/2023 (A)	77,000	74,825
DIRECTV Holdings LLC / DIRECTV Financing Co., Inc.
5.15%, 03/15/2042 (A)	53,000	50,106
Discover Bank/Greenwood DE
4.25%, 03/13/2026	43,000	43,102
DISH DBS Corp.
4.63%, 07/15/2017 (A)	100,000	106,500
DreamWorks Animation SKG, Inc.
6.88%, 08/15/2020 - 144A	70,000	75,775
Duke Energy Corp.
3.95%, 10/15/2023	51,000	52,287
Duke Realty, LP
3.88%, 02/15/2021	55,000	55,112
Eaton Corp.
2.75%, 11/02/2022 (A)	50,000	47,332
eBay, Inc.
4.00%, 07/15/2042	68,000	60,143
Energy Transfer Partners, LP
3.60%, 02/01/2023	124,000	118,604
5.15%, 02/01/2043	100,000	96,274
Equity One, Inc.
3.75%, 11/15/2022	78,000	75,129
FedEx Corp.
5.10%, 01/15/2044	50,000	51,825
Fidelity National Information Services, Inc.
3.50%, 04/15/2023	99,000	94,089
FirstEnergy Corp.
2.75%, 03/15/2018 (A)	73,000	72,778
4.25%, 03/15/2023	74,000	71,775

The notes are an integral part of this report. Transamerica Series Trust	March 31, 2014 Form N-Q

Transamerica ING Intermediate Bond VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2014

(unaudited)

	Principal	Value
United States (continued)
Five Corners Funding Trust
4.42%, 11/15/2023 - 144A	$ 100,000	$ 102,476
FMC Technologies, Inc.
3.45%, 10/01/2022	51,000	48,733
Ford Motor Co.
4.75%, 01/15/2043 (A)	49,000	47,384
Ford Motor Credit Co. LLC
8.13%, 01/15/2020 (A)	100,000	126,099
Freeport-McMoRan Copper & Gold, Inc.
2.38%, 03/15/2018	74,000	73,788
Gannett Co., Inc.
6.38%, 10/15/2023 - 144A (A)	55,000	58,369
General Electric Capital Corp.
7.13%, 06/15/2022 (A) (C) (E)	100,000	114,000
Genworth Holdings, Inc.
4.80%, 02/15/2024 (A)	55,000	57,215
4.90%, 08/15/2023	30,000	31,458
Georgia-Pacific LLC
3.73%, 07/15/2023 - 144A	56,000	55,605
Goldman Sachs Group, Inc.
2.90%, 07/19/2018	48,000	48,950
3.63%, 01/22/2023 (A)	50,000	49,185
6.75%, 10/01/2037	43,000	49,257
Goldman Sachs Group, Inc., Series MTN
4.00%, 03/03/2024 (A)	84,000	83,628
Hartford Financial Services Group, Inc.
6.63%, 03/30/2040	37,000	46,799
Hawk Acquisition Sub, Inc.
4.25%, 10/15/2020 - 144A	100,000	98,375
HCA, Inc.
7.25%, 09/15/2020	100,000	108,125
Hertz Corp.
5.88%, 10/15/2020 (A)	100,000	106,625
Hewlett-Packard Co.
2.60%, 09/15/2017 (A)	73,000	75,220
2.75%, 01/14/2019 (A)	49,000	49,324
3.00%, 09/15/2016	96,000	100,230
Humana, Inc.
3.15%, 12/01/2022 (A)	49,000	46,616
Huntsman International LLC
4.88%, 11/15/2020 (A)	120,000	120,750
International Lease Finance Corp.
7.13%, 09/01/2018 - 144A	63,000	73,237
JPMorgan Chase & Co.
3.38%, 05/01/2023 (A)	52,000	49,224
6.00%, 08/01/2023 (A) (C) (E)	68,000	66,980
6.13%, 04/30/2024 (A) (C) (E)	38,000	37,404
Kimco Realty Corp.
3.13%, 06/01/2023 (A)	53,000	49,570
Kohl’s Corp.
4.75%, 12/15/2023 (A)	68,000	70,545
Marathon Petroleum Corp.
6.50%, 03/01/2041	96,000	116,238
McKesson Corp.
3.80%, 03/15/2024	67,000	67,062
Medtronic, Inc.
3.63%, 03/15/2024 (A)	37,000	37,152
Mondelez International, Inc.
4.00%, 02/01/2024 (A)	119,000	120,755
Morgan Stanley, Series MTN
4.10%, 05/22/2023 (A)	111,000	109,875
5.00%, 11/24/2025 (A)	71,000	73,053
Motorola Solutions, Inc.
3.50%, 03/01/2023 (A)	98,000	93,685
NextEra Energy Capital Holdings, Inc.
2.70%, 09/15/2019 (A)	35,000	34,856
3.63%, 06/15/2023 (A)	121,000	117,038

	Principal	Value
United States (continued)
NiSource Finance Corp.
3.85%, 02/15/2023 (A)	$ 47,000	$ 46,565
5.25%, 02/15/2043	47,000	48,005
ONEOK Partners, LP
3.38%, 10/01/2022 (A)	50,000	48,207
Oracle Corp.
3.63%, 07/15/2023	128,000	129,615
PNK Finance Corp.
6.38%, 08/01/2021 - 144A (A)	55,000	57,200
PPL Capital Funding, Inc.
3.40%, 06/01/2023 (A)	124,000	119,961
ProLogis, LP
4.25%, 08/15/2023 (A)	47,000	47,802
Reynolds American, Inc.
4.85%, 09/15/2023 (A)	65,000	68,088
Rowan Cos., Inc.
5.85%, 01/15/2044	42,000	42,671
Ryland Group, Inc.
6.63%, 05/01/2020 (A)	15,000	16,313
SandRidge Energy, Inc.
7.50%, 03/15/2021 (A)	120,000	128,100
Sirius XM Holdings, Inc.
5.88%, 10/01/2020 - 144A (A)	100,000	105,250
SLM Corp., Series MTN
4.63%, 09/25/2017 (A)	82,000	86,202
4.88%, 06/17/2019 (A)	55,000	55,890
5.50%, 01/15/2019	49,000	51,817
St. Jude Medical, Inc.
3.25%, 04/15/2023 (A)	63,000	61,102
4.75%, 04/15/2043	56,000	56,033
T-Mobile USA, Inc.
6.25%, 04/01/2021	35,000	37,013
6.63%, 04/01/2023 (A)	85,000	90,100
Thermo Fisher Scientific, Inc.
2.40%, 02/01/2019 (A)	55,000	54,770
Time Warner Cable, Inc.
5.88%, 11/15/2040	91,000	98,604
Time Warner, Inc.
4.05%, 12/15/2023 (A)	97,000	99,547
5.35%, 12/15/2043 (A)	65,000	69,271
6.50%, 11/15/2036	39,000	46,240
TRW Automotive, Inc.
4.45%, 12/01/2023 - 144A (A)	40,000	40,200
Valeant Pharmaceuticals International
6.38%, 10/15/2020 - 144A	100,000	108,000
Verizon Communications, Inc.
4.15%, 03/15/2024 (A)	65,000	66,037
5.05%, 03/15/2034	52,000	53,345
5.15%, 09/15/2023	191,000	209,015
6.55%, 09/15/2043	87,000	105,873
Viacom, Inc.
4.25%, 09/01/2023	100,000	102,874
4.38%, 03/15/2043 (A)	52,000	46,212
Walgreen Co.
4.40%, 09/15/2042 (A)	74,000	69,365
WellPoint, Inc.
4.63%, 05/15/2042	92,000	88,754
Wells Fargo & Co.
5.38%, 11/02/2043 (A)	116,000	122,193
Weyerhaeuser Co.
4.63%, 09/15/2023 (A)	65,000	67,783
Williams Partners, LP
4.50%, 11/15/2023 (A)	62,000	63,435
WM Wrigley Jr Co.
2.40%, 10/21/2018 - 144A (A)	64,000	64,185
2.90%, 10/21/2019 - 144A (A)	90,000	90,811
3.38%, 10/21/2020 - 144A (A)	42,000	42,402

The notes are an integral part of this report. Transamerica Series Trust	March 31, 2014 Form N-Q

Transamerica ING Intermediate Bond VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2014

(unaudited)

	Principal	Value
United States (continued)
Yum! Brands, Inc.
3.88%, 11/01/2023 (A)	$ 65,000	$ 64,539
5.35%, 11/01/2043 (A)	117,000	122,205
Zoetis, Inc.
3.25%, 02/01/2023 (A)	72,000	69,448
4.70%, 02/01/2043 (A)	46,000	45,524
Venezuela - 0.1%
Petroleos de Venezuela SA
5.25%, 04/12/2017 - Reg S	30,000	22,425
9.00%, 11/17/2021 - Reg S	27,000	20,115
9.75%, 05/17/2035 - Reg S	29,600	20,942

Total Corporate Debt Securities (cost $13,162,129)		13,192,854

	Shares	Value
SECURITIES LENDING COLLATERAL - 19.1%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.16% (F)	9,478,279	9,478,279

Total Securities Lending Collateral (cost $9,478,279)		9,478,279

	Principal	Value
REPURCHASE AGREEMENT - 12.7%
State Street Bank & Trust Co. 0.01% (F), dated 03/31/2014, to be repurchased at $6,314,799 on 04/01/2014. Collateralized by U.S. Government Agency Obligations, 2.50% - 3.00%, due 03/20/2028 - 07/25/2037, and with a total value of $6,446,419.	$ 6,314,797	6,314,797

Total Repurchase Agreement (cost $6,314,797)		6,314,797

Total Investment Securities (cost $68,452,634) (G)		68,597,278
Other Assets and Liabilities - Net - (38.1)%		(18,910,254)

Net Assets - 100.0%		$ 49,687,024

The notes are an integral part of this report. Transamerica Series Trust	March 31, 2014 Form N-Q

Transamerica ING Intermediate Bond VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2014

(unaudited)

OVER THE COUNTER SWAP AGREEMENTS: (H)

CREDIT DEFAULT SWAPS ON CORPORATE AND SOVEREIGN ISSUES - BUY PROTECTION: (I)

Reference Obligation	Fixed Deal Pay Rate	Expiration Date	Counterparty	Implied Credit Spread (BP) at 03/31/14 (J)	Notional Amount (K)	Fair Value	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
Turkey, 11.88%, 01/15/2030	1.00%	06/20/2018	DUB	100.00	$52,000	$2,181	$851	$1,330
Venezuela, 9.25%, 09/15/2027	5.00	12/20/2018	DUB	500.00	51,000	10,651	7,607	3,044

						$12,832	$8,458	$4,374

CREDIT DEFAULT SWAPS ON CREDIT INDICES - BUY PROTECTION: (I)

Reference Obligation	Fixed Deal Pay Rate	Expiration Date	Counterparty	Notional Amount (K)	Fair Value (L)	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
Emerging Markets Index - Series 19	5.00%	06/20/2018	HSBC	$280,000	$(24,712)	$(19,935)	$(4,777)
Emerging Markets Index - Series 19	5.00	06/20/2018	DUB	200,000	(17,651)	(14,187)	(3,464)

					$(42,363)	$(34,122)	$(8,241)

FUTURES CONTRACTS: (M)

Description	Type	Contracts	Expiration Date	Net Unrealized Appreciation (Depreciation)
10-Year U.S. Treasury Note	Short	(12)	06/19/2014	$10,382
2-Year U.S. Treasury Note	Long	35	06/30/2014	(12,104)
5-Year U.S. Treasury Note	Long	4	06/30/2014	(2,911)
Long U.S. Treasury Bond	Short	(6)	06/19/2014	(5,354)
Ultra Long U.S. Treasury Bond	Short	(20)	06/19/2014	(26,556)

				$(36,543)

FORWARD FOREIGN CURRENCY CONTRACTS:

Currency	Counterparty	Contracts Bought (Sold)	Settlement Date	Amount in U.S. Dollars Bought (Sold)	Net Unrealized Appreciation (Depreciation)
EUR	CITI	(636,201)	05/09/2014	$(881,589)	$5,197
EUR	DUB	18,337	05/09/2014	24,784	476
EUR	DUB	644,036	05/09/2014	887,626	(440)

					$5,233

The notes are an integral part of this report. Transamerica Series Trust	March 31, 2014 Form N-Q

Transamerica ING Intermediate Bond VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2014

(unaudited)

INVESTMENTS BY INDUSTRY:	Percentage of Total Investment Securities		Value
U.S. Government Obligations	26.7%		$18,293,000
U.S. Government Agency Obligations	14.9		10,217,465
Mortgage-Backed Securities	9.6		6,612,676
Asset-Backed Securities	5.9		4,055,206
Commercial Banks	3.7		2,505,988
Oil, Gas & Consumable Fuels	1.8		1,236,668
Media	1.7		1,178,265
Metals & Mining	1.0		683,715
Diversified Telecommunication Services	0.8		573,514
Electric Utilities	0.8		563,265
Real Estate Investment Trusts	0.8		519,874
Chemicals	0.7		505,722
Insurance	0.7		472,171
Energy Equipment & Services	0.7		457,159
Foreign Government Obligations	0.6		433,001
Food Products	0.6		416,528
Capital Markets	0.6		413,948
Health Care Providers & Services	0.5		310,557
Automobiles	0.4		273,634
Hotels, Restaurants & Leisure	0.4		243,944
Diversified Financial Services	0.3		240,099
Commercial Services & Supplies	0.3		233,596
Computers & Peripherals	0.3		224,774
Pharmaceuticals	0.3		222,972
Consumer Finance	0.3		193,909
Tobacco	0.3		179,120
Wireless Telecommunication Services	0.2		173,053
Health Care Equipment & Supplies	0.2		154,287
Biotechnology	0.2		143,950
Software	0.2		129,615
Machinery	0.2		117,250
Beverages	0.2		110,500
Trading Companies & Distributors	0.2		108,237
IT Services	0.1		94,089
Communications Equipment	0.1		93,685
Multiline Retail	0.1		70,545
Food & Staples Retailing	0.1		69,365
Internet Software & Services	0.1		60,143
Paper & Forest Products	0.1		55,605
Life Sciences Tools & Services	0.1		54,770
Air Freight & Logistics	0.1		51,825
Auto Components	0.1		40,200
Household Durables	0.0	(N)	16,313

Investment Securities, at Value	77.0		52,804,202
Short-Term Investments	23.0		15,793,076

Total Investments	100.0%		$68,597,278

VALUATION SUMMARY: (O)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at March 31, 2014
ASSETS
Investment Securities
U.S. Government Obligations	$—	$18,293,000	$—	$18,293,000
U.S. Government Agency Obligations	—	10,217,465	—	10,217,465
Foreign Government Obligations	—	433,001	—	433,001
Mortgage-Backed Securities	—	6,612,676	—	6,612,676
Asset-Backed Securities	—	4,055,206	—	4,055,206
Corporate Debt Securities	—	13,192,854	—	13,192,854
Securities Lending Collateral	9,478,279	—	—	9,478,279
Repurchase Agreement	—	6,314,797	—	6,314,797

Total Investment Securities	$9,478,279	$59,118,999	$—	$68,597,278

Derivative Financial Instruments
Credit Default Swap Agreements (P)	$—	$4,374	$—	$4,374
Futures Contracts (P)	10,382	—	—	10,382
Forward Foreign Currency Contracts (P)	—	5,673	—	5,673

Total Derivative Financial Instruments	$10,382	$10,047	$—	$20,429

The notes are an integral part of this report. Transamerica Series Trust	March 31, 2014 Form N-Q

Transamerica ING Intermediate Bond VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2014

(unaudited)

VALUATION SUMMARY (continued):

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at March 31, 2014
LIABILITIES
Derivative Financial Instruments
Credit Default Swap Agreements (P)	$—	$(8,241)	$—	$(8,241)
Futures Contracts (P)	(46,925)	—	—	(46,925)
Forward Foreign Currency Contracts (P)	—	(440)	—	(440)

Total Derivative Financial Instruments	$(46,925)	$(8,681)	$—	$(55,606)

Level 3 Rollforward - Investment Securities

Securities	Beginning Balance at December 31, 2013	Purchases	Sales (Q)	Accrued Discounts (Premiums)	Total Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation) (R)	Transfers into Level 3	Transfer out of Level 3	Ending Balance at March 31, 2014	Net Change in Unrealized Appreciation (Depreciation) on Investments Held at March 31, 2014 (R)
Asset-Backed Securities	$235,000	$—	$(242,794)	$—	$11,319	$(3,525)	$—	$—	$—	$—

NOTES TO SCHEDULE OF INVESTMENTS:

(A)	All or a portion of this security is on loan. The value of all securities on loan is $9,284,190. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(B)	Step bond - Coupon rate changes in increments to maturity. Rate disclosed is as of March 31, 2014. Maturity date disclosed is the ultimate maturity date.
(C)	Floating or variable rate note. Rate is listed as of March 31, 2014.
(D)	Fair valued as determined in good faith in accordance with procedures established by the Board of Trustees. Total aggregate fair value of securities is $105,292, or 0.21% of the portfolio’s net assets.
(E)	The security has a perpetual maturity. The date shown is the next call date.
(F)	Rate shown reflects the yield at March 31, 2014.
(G)	Aggregate cost for federal income tax purposes is $68,452,634. Aggregate gross unrealized appreciation and depreciation for all securities in which there is an excess of value over tax cost were $438,328 and $293,684, respectively. Net unrealized appreciation for tax purposes is $144,644.
(H)	Cash in the amount of $13,100 has been segregated by the broker with the custodian as collateral for open swap, swaptions and/or forward foreign currency contracts.
(I)	If the portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the portfolio will either (a) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced obligation or (b) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced obligation.
(J)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.
(K)	The maximum potential amount the portfolio could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(L)	The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period ended. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(M)	Cash in the amount of $180,000 has been segregated by the custodian with the broker as collateral to cover margin requirements for open futures contracts.
(N)	Percentage rounds to less than 0.1%.
(O)	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers between Levels 1 and 2 during the period ended March 31, 2014. See the notes to the schedules of investments for more information regarding pricing inputs and valuation techniques.
(P)	Derivative financial instruments valued at unrealized appreciation (depreciation) on the instrument.
(Q)	Sales include all sales of securities, maturities, paydowns and securities tendered in a corporate action.
(R)	Any difference between Net Change in Unrealized Appreciation (Depreciation) and Net Change in Unrealized Appreciation (Depreciation) on Investments Held at March 31, 2014 may be due to an investment no longer held or categorized as Level 3 at year end.

DEFINITIONS:

144A	144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2014, these securities aggregated $9,068,469, or 18.25% of the portfolio’s net assets.
CITI	Citigroup, Inc.
DUB	Deutsche Bank AG
HSBC	HSBC Bank USA
IO	Interest only portion of a STRIP (Separate Trading of Registered Interest and Principal Security) Security
MTN	Medium Term Note
Re-REMIC	Re-Securitized Real Estate Mortgage Investment Conduits (consist of a fixed pool of mortgages broken apart and marketed to investors as individual securities)
Reg S	Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
TBA	To Be Announced

CURRENCY ABBREVIATION:

EUR	Euro

The notes are an integral part of this report. Transamerica Series Trust	March 31, 2014 Form N-Q

Transamerica ING Large Cap Growth VP

SCHEDULE OF INVESTMENTS

At March 31, 2014

(unaudited)

	Shares	Value
COMMON STOCKS - 99.4%
Aerospace & Defense - 3.3%
B/E Aerospace, Inc. (A) (B)	8,170	$ 709,074
Boeing Co.	9,830	1,233,567
Airlines - 0.2%
Delta Air Lines, Inc.	3,480	120,582
Auto Components - 1.6%
Delphi Automotive PLC - Class A	14,400	977,184
Beverages - 3.5%
Coca-Cola Enterprises, Inc.	15,360	733,594
PepsiCo, Inc.	15,900	1,327,650
Biotechnology - 5.3%
Amgen, Inc.	7,490	923,817
Celgene Corp. (A)	4,140	577,944
Gilead Sciences, Inc. (A)	23,090	1,636,157
Capital Markets - 2.9%
Ameriprise Financial, Inc.	7,030	773,792
BlackRock, Inc. - Class A (B)	3,100	974,888
Chemicals - 3.2%
LyondellBasell Industries NV - Class A	12,700	1,129,538
Monsanto Co.	4,250	483,522
WR Grace & Co. (A)	2,940	291,560
Computers & Peripherals - 7.1%
Apple, Inc.	5,260	2,823,252
EMC Corp.	50,673	1,388,947
Electrical Equipment - 2.5%
AMETEK, Inc. - Class A (B)	12,690	653,408
Roper Industries, Inc.	6,320	843,783
Electronic Equipment & Instruments - 1.1%
TE Connectivity, Ltd.	10,370	624,378
Energy Equipment & Services - 1.9%
Halliburton Co.	19,580	1,153,066
Food & Staples Retailing - 3.8%
Costco Wholesale Corp.	8,240	920,243
CVS Caremark Corp. (B)	17,620	1,319,033
Food Products - 0.3%
Hershey Co. (B)	1,730	180,612
Health Care Providers & Services - 2.1%
McKesson Corp.	7,170	1,266,007
Hotels, Restaurants & Leisure - 3.5%
Chipotle Mexican Grill, Inc. - Class A (A) (B)	1,410	800,951
Starbucks Corp.	17,240	1,265,071
Household Products - 1.2%
Kimberly-Clark Corp. (B)	6,530	719,932
Industrial Conglomerates - 1.7%
Danaher Corp.	13,290	996,750
Insurance - 1.5%
Prudential Financial, Inc. (B)	10,500	888,825
Internet & Catalog Retail - 1.6%
priceline.com, Inc. (A) (B)	780	929,674
Internet Software & Services - 5.1%
Facebook, Inc. - Class A (A)	15,750	948,780
Google, Inc. - Class A (A)	1,880	2,095,279
IT Services - 4.9%
Cognizant Technology Solutions Corp. - Class A (A)	12,080	611,369
Mastercard, Inc. - Class A	15,500	1,157,850
Visa, Inc. - Class A (B)	5,440	1,174,278

	Shares	Value
Machinery - 2.5%
Ingersoll-Rand PLC (B)	14,080	$ 805,939
Pall Corp. (B)	7,840	701,445
Media - 6.6%
CBS Corp. - Class B (B)	12,230	755,814
Comcast Corp. - Class A	29,210	1,461,084
Discovery Communications, Inc. - Series A (A) (B)	7,300	603,710
Walt Disney Co. - Class A	13,930	1,115,375
Multiline Retail - 1.5%
Macy’s, Inc.	15,490	918,402
Oil, Gas & Consumable Fuels - 3.3%
Anadarko Petroleum Corp. - Class A	7,090	600,948
Cabot Oil & Gas Corp.	10,030	339,816
EOG Resources, Inc. (B)	5,350	1,049,510
Paper & Forest Products - 1.3%
International Paper Co.	16,370	751,056
Personal Products - 1.7%
Estee Lauder Cos., Inc. - Class A	14,970	1,001,194
Pharmaceuticals - 5.3%
Actavis PLC (A)	4,482	922,620
Allergan, Inc.	8,910	1,105,731
Bristol-Myers Squibb Co.	8,780	456,121
Mylan, Inc. (A) (B)	13,820	674,830
Road & Rail - 2.2%
Union Pacific Corp.	7,060	1,324,880
Software - 8.7%
Check Point Software Technologies, Ltd. - Class A (A) (B)	8,900	601,907
Intuit, Inc.	14,070	1,093,661
Microsoft Corp.	51,310	2,103,197
Oracle Corp.	34,010	1,391,349
Specialty Retail - 5.3%
Gap, Inc. - Class A (B)	19,000	761,140
Home Depot, Inc. (B)	20,110	1,591,304
Ulta Salon Cosmetics & Fragrance, Inc. (A)	8,030	782,765
Textiles, Apparel & Luxury Goods - 2.7%
Michael Kors Holdings, Ltd. (A) (B)	7,700	718,179
NIKE, Inc. - Class B	11,810	872,287

Total Common Stocks (cost $51,323,260)		59,158,621

SECURITIES LENDING COLLATERAL - 19.1%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.16% (C)	11,366,444	11,366,444

Total Securities Lending Collateral (cost $11,366,444)		11,366,444

	Principal	Value
REPURCHASE AGREEMENT - 0.7%
State Street Bank & Trust Co. 0.01% (C), dated 03/31/2014, to be repurchased at $440,105 on 04/01/2014. Collateralized by a U.S. Government Agency Obligation, 3.50%, due 11/25/2038, and with a value of $449,506.	$ 440,105	440,105

Total Repurchase Agreement (cost $440,105)		440,105

Total Investment Securities (cost $63,129,809) (D)		70,965,170
Other Assets and Liabilities - Net - (19.2)%		(11,438,684)

Net Assets - 100.0%		$ 59,526,486

The notes are an integral part of this report. Transamerica Series Trust	March 31, 2014 Form N-Q

Transamerica ING Large Cap Growth VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2014

(unaudited)

VALUATION SUMMARY: (E)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at March 31, 2014
ASSETS
Investment Securities
Common Stocks	$59,158,621	$—	$—	$59,158,621
Securities Lending Collateral	11,366,444	—	—	11,366,444
Repurchase Agreement	—	440,105	—	440,105

Total Investment Securities	$70,525,065	$440,105	$—	$70,965,170

NOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing security.
(B)	All or a portion of this security is on loan. The value of all securities on loan is $11,127,127. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(C)	Rate shown reflects the yield at March 31, 2014.
(D)	Aggregate cost for federal income tax purposes is $63,129,809. Aggregate gross unrealized appreciation and depreciation for all securities in which there is an excess of value over tax cost were $8,100,009 and $264,648, respectively. Net unrealized appreciation for tax purposes is $7,835,361.
(E)	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers between Levels 1 and 2 during the period ended March 31, 2014. See the notes to the schedules of investments for more information regarding pricing inputs and valuation techniques.

The notes are an integral part of this report. Transamerica Series Trust	March 31, 2014 Form N-Q

Transamerica ING Limited Maturity Bond VP

SCHEDULE OF INVESTMENTS

At March 31, 2014

(unaudited)

	Principal	Value
U.S. GOVERNMENT OBLIGATIONS - 30.2%
United States - 30.2%
U.S. Treasury Note
0.13%, 04/30/2015 (A)	$ 3,272,000	$ 3,271,362
0.38%, 03/31/2016	21,196,000	21,172,811
0.75%, 03/15/2017	4,275,000	4,258,969
1.63%, 03/31/2019	1,934,000	1,924,179

Total U.S. Government Obligations (cost $30,625,165)		30,627,321

MORTGAGE-BACKED SECURITIES - 10.2%
United States - 10.2%
American General Mortgage Loan Trust
Series 2010-1A, Class A2
5.65%, 03/25/2058 - 144A (B)	277,000	281,920
Banc of America Commercial Mortgage Trust
Series 2007-1, Class AAB
5.42%, 01/15/2049	214,049	213,847
Series 2007-3, Class AMF
5.32%, 06/10/2049	340,000	369,533
Banc of America Merrill Lynch Commercial Mortgage, Inc.
Series 2004-2, Class H
6.04%, 11/10/2038 - 144A (B)	370,000	388,402
Series 2005-3, Class A3A
4.62%, 07/10/2043	470,000	477,187
Bear Stearns Commercial Mortgage Securities Trust
Series 2005-PWR8, Class AJ
4.75%, 06/11/2041	200,000	206,452
Series 2005-T18, Class C
5.07%, 02/13/2042 (B)	350,000	360,997
CD Commercial Mortgage Trust
Series 2007-CD4, Class A1A
5.29%, 12/11/2049 (B)	380,916	414,692
COMM Mortgage Trust
Series 2013-CR7, Class A1
0.72%, 03/10/2046	191,456	190,530
Commercial Mortgage Pass-Through Certificates
Series 2013-THL, Class A2
1.20%, 06/08/2030 - 144A (B)	130,000	130,083
Commercial Mortgage Trust
Series 2007-GG9, Class A2
5.38%, 03/10/2039	324,438	329,559
Series 2007-GG9, Class AM
5.48%, 03/10/2039	470,000	505,610
Credit Suisse First Boston Mortgage Securities Corp.
Series 2005-C4, Class B
5.29%, 08/15/2038 (B)	327,000	337,308
Credit Suisse Mortgage Capital Certificates
Series 2014-SURF, Class D
2.41%, 02/15/2029 - 144A (B)	500,000	498,591
GE Capital Commercial Mortgage Corp.
Series 2005-C2, Class C
5.13%, 05/10/2043 (B)	330,000	341,085
GS Mortgage Securities Trust
Series 2006-GG6, Class A2
5.51%, 04/10/2038 (B)	8,698	8,700

	Principal	Value
United States (continued)
JPMorgan Chase Commercial Mortgage Securities Corp.
Series 2004-C3, Class A5
4.88%, 01/15/2042	$ 350,000	$ 356,458
Series 2012-PHH, Class A
1.82%, 10/15/2025 - 144A (B)	160,000	160,605
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2007-LD11, Class A2
5.80%, 06/15/2049 (B)	7,808	7,811
JPMorgan Chase Commercial Mortgage-Backed Securities Trust
Series 2010-RR1, Class JPA
5.82%, 06/18/2049 - 144A (B)	170,000	182,267
LB-UBS Commercial Mortgage Trust
Series 2004-C4, Class D
6.00%, 06/15/2036 (B)	170,000	170,933
Series 2005-C5, Class B
5.13%, 09/15/2040 (B)	680,000	708,280
Series 2006-C7, Class A2 SEQ
5.30%, 11/15/2038	61,008	63,138
Merrill Lynch Mortgage Investors Trust
Series 1998-C1, Class A3
6.72%, 11/15/2026 (B)	304,445	321,550
ML-CFC Commercial Mortgage Trust
Series 2007-9, Class ASB
5.64%, 09/12/2049	171,006	174,135
Morgan Stanley Capital I Trust
Series 2005-HQ6, Class AJ
5.07%, 08/13/2042 (B)	340,000	352,594
Series 2005-T17, Class AJ
4.84%, 12/13/2041 (B)	150,000	153,431
Series 2007-HQ11, Class A31
5.44%, 02/12/2044	11,306	11,378
Series 2007-T27, Class AJ
5.65%, 06/11/2042 (B)	330,000	358,401
Morgan Stanley Re-REMIC Trust
Series 2010-C30A, Class A3B
5.25%, 12/17/2043 - 144A (B)	38,269	38,363
NorthStar Mortgage Trust
Series 2012-1, Class A
1.36%, 08/25/2029 - 144A (B)	76,678	76,739
TIAA CMBS I Trust
Series 2001-C1A, Class L
5.77%, 06/19/2033 - 144A	470,000	504,279
TIAA Seasoned Commercial Mortgage Trust
Series 2007-C4, Class A1A
5.55%, 08/15/2039 (B)	260,585	273,066
Wachovia Bank Commercial Mortgage Trust
Series 2005-C17, Class D
5.40%, 03/15/2042 (B)	220,000	224,823
Series 2006-C28, Class AM
5.60%, 10/15/2048 (B)	560,000	608,080
Series 2007-C30, Class A3
5.25%, 12/15/2043	295,214	295,669
WF-RBS Commercial Mortgage Trust
Series 2011-C3, Class A2
3.24%, 03/15/2044 - 144A	280,000	291,985

Total Mortgage-Backed Securities (cost $10,503,662)		10,388,481

The notes are an integral part of this report. Transamerica Series Trust	March 31, 2014 Form N-Q

Transamerica ING Limited Maturity Bond VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2014

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES - 17.7%
Cayman Islands - 7.1%
Ares VIR CLO, Ltd.
Series 2006-6RA, Class D
2.13%, 03/12/2018 - 144A (B)	$ 250,000	$ 249,050
Atrium IV
Series 4A, Class A2
0.49%, 06/08/2019 - 144A (B)	157,462	156,683
Ballyrock, Ltd. CLO
Series 2006-1A, Class D
1.73%, 08/28/2019 - 144A (B)	500,000	496,195
Belhurst CLO, Ltd.
Series 2006-1A, Class A1
0.50%, 01/15/2020 - 144A (B)	198,729	198,064
Callidus Debt Partners CLO Fund IV, Ltd.
Series 4A, Class C
2.04%, 04/17/2020 - 144A (B)	500,000	496,044
Callidus Debt Partners CLO Fund VII, Ltd.
Series 7A, Class A
0.99%, 01/21/2021 - 144A (B)	104,646	104,468
Series 7A, Class C
2.49%, 01/21/2021 - 144A (B)	250,000	250,083
Carlyle Arnage CLO, Ltd.
Series 2007-1A, Class A2L
1.73%, 08/27/2021 - 144A (B)	300,000	302,825
Series 2007-1A, Class B1L
3.48%, 08/27/2021 - 144A (B)	200,000	201,101
Carlyle Veyron CLO, Ltd.
Series 2006-1A, Class C
0.92%, 07/15/2018 - 144A (B)	500,000	494,430
Castle Garden Funding
Series 2005-1A, Class B1
0.99%, 10/27/2020 - 144A (B)	250,000	246,773
CIFC Funding, Ltd.
Series 2006-1A, Class A2L
0.64%, 10/20/2020 - 144A (B)	200,000	194,977
Series 2006-2A, Class B1L
1.84%, 03/01/2021 - 144A (B)	250,000	239,098
Dryden VIII Leveraged Loan CDO
Series 2005-8A, Class D
1.99%, 05/22/2017 - 144A (B)	500,000	492,701
Gulf Stream - Compass CLO, Ltd.
Series 2007-1A, Class C
2.24%, 10/28/2019 - 144A (B)	250,000	248,068
Series 2007-1A, Class D
3.69%, 10/28/2019 - 144A (B)	250,000	250,114
Gulf Stream - Sextant CLO, Ltd.
Series 2006-1A, Class A2
0.48%, 08/21/2020 - 144A (B)	354,737	351,145
Series 2006-1A, Class D
1.83%, 08/21/2020 - 144A (B)	250,000	236,992
Halcyon Structured Asset Management Long Secured / Short Unsecured
Series 2007-1A, Class B
0.69%, 08/07/2021 - 144A (B)	300,000	291,002
Hewett’s Island CLO IV, Ltd.
Series 2006-4A, Class D1
1.89%, 05/09/2018 - 144A (B)	600,000	594,892
Kingsland III, Ltd.
Series 2006-3A, Class B
0.89%, 08/24/2021 - 144A (B)	420,000	398,329
Madison Park Funding I, Ltd.
Series 2005-1A, Class D
2.14%, 05/10/2019 - 144A (B)	250,000	250,061

	Principal	Value
Cayman Islands (continued)
WhiteHorse III, Ltd.
Series 2006-1A, Class A3L
0.99%, 05/01/2018 - 144A (B)	$ 200,000	$ 198,416
Series 2006-1A, Class B1L
2.09%, 05/01/2018 - 144A (B)	200,000	196,971
United States - 10.6%
BMW Vehicle Owner Trust
Series 2013-A, Class A3
0.67%, 11/27/2017	70,000	70,046
Series 2013-A, Class A4
1.12%, 04/27/2020	150,000	149,411
Capital Auto Receivables Asset Trust
Series 2013-2, Class A3
1.24%, 10/20/2017	306,000	307,862
Series 2013-3, Class A3
1.31%, 12/20/2017	190,000	191,469
Capital One Multi-Asset Execution Trust
Series 2007-A7, Class A7
5.75%, 07/15/2020 (A)	172,000	196,413
Series 2013-A2, Class A2
0.34%, 02/15/2019 (B)	500,000	499,940
Carmax Auto Owner Trust
Series 2013-2, Class A4
0.84%, 11/15/2018	205,000	203,214
CarMax Auto Owner Trust
Series 2013-3, Class A4
1.49%, 01/15/2019	500,000	503,585
Series 2013-4, Class A4
1.28%, 05/15/2019	150,000	149,535
Chase Funding Loan Acquisition Trust
Series 2003-C2, Class 1A
4.75%, 12/25/2019	173,976	178,502
Chase Issuance Trust
Series 2013-A8, Class A8
1.01%, 10/15/2018	450,000	449,789
Series 2014-A1, Class A1
1.15%, 01/15/2019	580,000	579,994
Citibank Credit Card Issuance Trust
Series 2008-A1, Class A1
5.35%, 02/07/2020	446,000	505,636
Series 2013-A2, Class A2
0.44%, 05/26/2020 (B)	261,000	260,851
Series 2013-A6, Class A6
1.32%, 09/07/2018	400,000	403,253
Discover Card Execution Note Trust
Series 2007-A1, Class A1
5.65%, 03/16/2020	400,000	455,644
Series 2013-A5, Class A5
1.04%, 04/15/2019	500,000	500,532
Series 2014-A1, Class A1
0.59%, 07/15/2021 (B)	510,000	511,236
Fifth Third Auto Trust
Series 2013-1, Class A4
1.30%, 02/18/2020	160,000	161,288
Ford Credit Auto Owner Trust
Series 2012-B, Class A4
1.00%, 09/15/2017	478,000	480,720
Series 2013-B, Class A3
0.57%, 10/15/2017	97,000	97,126
Series 2013-B, Class A4
0.76%, 08/15/2018	88,000	88,184
Series 2013-C, Class A4
1.25%, 10/15/2018	500,000	502,996
GSAMP Trust
Series 2005-SEA2, Class A1
0.51%, 01/25/2045 - 144A (B)	101,018	98,316

The notes are an integral part of this report. Transamerica Series Trust	March 31, 2014 Form N-Q

Transamerica ING Limited Maturity Bond VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2014

(unaudited)

	Principal	Value
United States (continued)
Harley-Davidson Motorcycle Trust
Series 2012-1, Class A4
0.91%, 02/15/2018	$ 125,000	$ 125,563
Hyundai Auto Receivables Trust
Series 2012-C, Class A4
0.73%, 06/15/2018	287,000	286,868
Series 2014-A, Class A4
1.32%, 08/15/2019	180,000	179,294
Mercedes-Benz Auto Receivables Trust
Series 2013-1, Class A4
1.13%, 11/15/2019	500,000	501,494
Nissan Auto Lease Trust
Series 2013-A, Class A4
0.74%, 10/15/2018	115,000	115,116
Nissan Auto Receivables Owner Trust
Series 2013-B, Class A4
1.31%, 10/15/2019	500,000	502,372
Porsche Innovative Lease Owner Trust
Series 2013-1, Class A3
0.70%, 08/22/2016 - 144A	200,000	200,373
Santander Drive Auto Receivables Trust
Series 2012-5, Class D
3.30%, 09/17/2018	200,000	206,452
Structured Asset Securities Corp.
Series 2005-AR1, Class A1
0.35%, 09/25/2035 (B)	274,544	273,384
Toyota Auto Receivables Owner Trust
Series 2013-B, Class A4
1.46%, 01/15/2019	360,000	363,869
Volkswagen Auto Loan Enhanced Trust
Series 2012-2, Class A4
0.66%, 03/20/2019	170,000	169,194
World Omni Auto Receivables Trust
Series 2013-A, Class A4
0.87%, 07/15/2019	300,000	298,994

Total Asset-Backed Securities (cost $17,900,716)		17,906,997

CORPORATE DEBT SECURITIES - 40.5%
Australia - 1.0%
Australia & New Zealand Banking Group, Ltd.
0.90%, 02/12/2016	250,000	251,013
Commonwealth Bank of Australia/New York NY
1.13%, 03/13/2017	250,000	249,036
National Australia Bank, Ltd.
1.60%, 08/07/2015	250,000	253,443
Westpac Banking Corp.
1.13%, 09/25/2015	230,000	231,638
Canada - 2.3%
Bank of Montreal, Series MTN
0.80%, 11/06/2015	320,000	321,113
Bank of Nova Scotia
0.75%, 10/09/2015	320,000	320,868
Canadian Imperial Bank of Commerce
0.90%, 10/01/2015	110,000	110,687
Royal Bank of Canada, Series MTN
0.85%, 03/08/2016 (A)	360,000	360,826
1.50%, 01/16/2018 (A)	280,000	277,632
Thomson Reuters Corp.
0.88%, 05/23/2016	321,000	319,814
1.30%, 02/23/2017	119,000	118,400

	Principal	Value
Canada (continued)
TransCanada PipeLines, Ltd.
0.75%, 01/15/2016 (A)	$ 230,000	$ 230,162
Xstrata Finance Canada, Ltd.
2.05%, 10/23/2015 - 144A	290,000	293,333
France - 0.6%
Banque Federative du Credit Mutuel SA
1.70%, 01/20/2017 - 144A	200,000	200,386
Sanofi
1.25%, 04/10/2018 (A)	240,000	234,798
Total Capital International SA
0.75%, 01/25/2016	190,000	190,547
Ireland - 0.2%
Perrigo Co. PLC
1.30%, 11/08/2016 - 144A	200,000	199,592
Italy - 0.2%
Intesa Sanpaolo SpA
2.38%, 01/13/2017	202,000	202,679
Japan - 0.2%
Bank of Tokyo-Mitsubishi UFJ, Ltd.
1.55%, 09/09/2016 - 144A	246,000	248,423
Luxembourg - 0.3%
Covidien International Finance SA
1.35%, 05/29/2015	330,000	332,654
Netherlands - 1.2%
ABN AMRO Bank NV
1.38%, 01/22/2016 - 144A	200,000	201,652
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA, Series MTN
2.13%, 10/13/2015	243,000	248,777
Petrobras Global Finance BV
2.00%, 05/20/2016	171,000	169,504
Shell International Finance BV
3.10%, 06/28/2015	360,000	371,877
Volkswagen International Finance NV
1.13%, 11/18/2016 - 144A	200,000	199,973
Norway - 0.1%
Statoil ASA
1.95%, 11/08/2018 (A)	118,000	118,095
Spain - 0.3%
BBVA US Senior SAU
4.66%, 10/09/2015	200,000	210,040
Telefonica Emisiones SAU
3.99%, 02/16/2016	90,000	94,374
Sweden - 0.2%
Nordea Bank AB
0.88%, 05/13/2016 - 144A	200,000	199,716
Switzerland - 0.6%
Credit Suisse, Series MTN
3.50%, 03/23/2015	430,000	442,466
UBS AG, Series MTN
5.88%, 07/15/2016	190,000	209,671
United Kingdom - 1.4%
Barclays Bank PLC
5.00%, 09/22/2016 (A)	340,000	372,302
BP Capital Markets PLC
0.70%, 11/06/2015	160,000	160,228
2.25%, 11/01/2016 (A)	140,000	144,471
Diageo Capital PLC
0.63%, 04/29/2016	240,000	238,893
GlaxoSmithKline Capital PLC
0.75%, 05/08/2015 (A)	290,000	291,237
Rio Tinto Finance USA PLC
1.38%, 06/17/2016	168,000	169,443

The notes are an integral part of this report. Transamerica Series Trust	March 31, 2014 Form N-Q

Transamerica ING Limited Maturity Bond VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2014

(unaudited)

	Principal	Value
United States - 31.9%
AbbVie, Inc.
1.20%, 11/06/2015	$ 260,000	$ 262,219
Altera Corp.
1.75%, 05/15/2017	191,000	192,280
Altria Group, Inc.
4.13%, 09/11/2015	190,000	199,103
Amazon.com, Inc.
0.65%, 11/27/2015 (A)	200,000	200,426
American Express Credit Corp., Series MTN
1.75%, 06/12/2015	180,000	182,497
American International Group, Inc., Series MTN
5.60%, 10/18/2016	320,000	354,290
Amgen, Inc.
1.88%, 11/15/2014	130,000	131,018
Anheuser-Busch InBev Worldwide, Inc.
0.80%, 07/15/2015 (A)	120,000	120,398
5.38%, 11/15/2014	70,000	72,129
Apple, Inc.
0.45%, 05/03/2016 (A)	320,000	318,941
AT&T, Inc.
0.80%, 12/01/2015	450,000	450,295
Bank of America Corp.
2.60%, 01/15/2019 (A)	405,000	406,598
3.75%, 07/12/2016	310,000	327,827
Bank of America Corp., Series MTN
1.25%, 01/11/2016 (A)	460,000	462,417
Bank of New York Mellon Corp., Series MTN
1.20%, 02/20/2015	400,000	402,827
Baxter International, Inc.
0.95%, 06/01/2016 (A)	168,000	168,466
BB&T Corp.
5.20%, 12/23/2015	180,000	192,906
BB&T Corp., Series MTN
1.60%, 08/15/2017	310,000	310,901
Berkshire Hathaway Finance Corp.
2.45%, 12/15/2015 (A)	360,000	371,432
BlackRock, Inc.
1.38%, 06/01/2015	200,000	201,883
Caterpillar Financial Services Corp.
0.70%, 11/06/2015	160,000	160,430
Caterpillar Financial Services Corp., Series MTN
0.70%, 02/26/2016 (A)	180,000	180,000
1.10%, 05/29/2015	200,000	201,357
Charles Schwab Corp.
0.85%, 12/04/2015	238,000	238,863
Chevron Corp.
0.89%, 06/24/2016	150,000	150,790
Cisco Systems, Inc.
1.10%, 03/03/2017 (A)	315,000	315,642
Citigroup, Inc.
1.25%, 01/15/2016	190,000	190,669
1.30%, 04/01/2016	320,000	321,196
1.70%, 07/25/2016	300,000	303,407
2.65%, 03/02/2015	250,000	254,537
5.50%, 02/15/2017	190,000	209,726
Coca-Cola Co.
0.75%, 03/13/2015	347,000	348,570
1.80%, 09/01/2016 (A)	242,000	247,767
ConAgra Foods, Inc.
1.30%, 01/25/2016	247,000	248,636

	Principal	Value
United States (continued)
ConocoPhillips
4.60%, 01/15/2015	$ 210,000	$ 216,789
COX Communications, Inc.
5.45%, 12/15/2014	60,000	62,016
5.50%, 10/01/2015	50,000	53,314
CSX Corp.
6.25%, 04/01/2015	200,000	211,063
CVS Caremark Corp.
1.20%, 12/05/2016	103,000	103,596
Daimler Finance North America LLC
1.25%, 01/11/2016 - 144A	300,000	301,682
DIRECTV Holdings LLC / DIRECTV Financing Co., Inc.
3.50%, 03/01/2016	142,000	148,426
Dominion Resources, Inc.
1.40%, 09/15/2017 (A)	200,000	197,144
Ecolab, Inc.
1.00%, 08/09/2015	110,000	110,339
Enterprise Products Operating LLC
1.25%, 08/13/2015	140,000	140,927
Fifth Third Bancorp
3.63%, 01/25/2016	360,000	377,713
Ford Motor Credit Co. LLC
1.70%, 05/09/2016	200,000	202,233
2.75%, 05/15/2015	200,000	204,078
Genentech, Inc.
4.75%, 07/15/2015	330,000	347,610
General Electric Capital Corp.
1.00%, 12/11/2015	350,000	352,466
3.75%, 11/14/2014	260,000	265,432
General Electric Capital Corp., Series MTN
4.88%, 03/04/2015	360,000	375,018
General Electric Co.
0.85%, 10/09/2015	210,000	210,950
Georgia Power Co.
0.75%, 08/10/2015	399,000	399,751
3.00%, 04/15/2016	110,000	114,848
Glencore Funding LLC
1.70%, 05/27/2016 - 144A	157,000	157,528
Goldman Sachs Group, Inc., Series MTN
1.60%, 11/23/2015	744,000	751,720
HCP, Inc.
3.75%, 02/01/2016 (A)	130,000	136,846
Health Care REIT, Inc.
3.63%, 03/15/2016	94,000	98,715
HSBC USA, Inc.
2.38%, 02/13/2015	280,000	284,775
Huntington National Bank
1.35%, 08/02/2016	250,000	251,216
Hyundai Capital America
1.88%, 08/09/2016 - 144A (A)	375,000	379,238
Intel Corp.
1.35%, 12/15/2017	260,000	258,239
International Business Machines Corp.
0.55%, 02/06/2015 (A)	570,000	571,436
1.95%, 07/22/2016 (A)	100,000	102,896
John Deere Capital Corp.
0.75%, 01/22/2016	110,000	110,453
1.05%, 10/11/2016	158,000	158,550
JPMorgan Chase & Co.
3.15%, 07/05/2016	619,000	647,752
3.70%, 01/20/2015	470,000	481,831
Juniper Networks, Inc.
3.10%, 03/15/2016	222,000	228,886
Kellogg Co.
1.13%, 05/15/2015 (A)	200,000	201,211

The notes are an integral part of this report. Transamerica Series Trust	March 31, 2014 Form N-Q

Transamerica ING Limited Maturity Bond VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2014

(unaudited)

	Principal	Value
United States (continued)
KeyCorp, Series MTN
2.30%, 12/13/2018	$ 184,000	$ 183,333
Kraft Foods Group, Inc.
1.63%, 06/04/2015	246,000	248,760
Lorillard Tobacco Co.
3.50%, 08/04/2016 (A)	90,000	94,839
Marathon Oil Corp.
0.90%, 11/01/2015	260,000	260,488
McDonald’s Corp., Series MTN
0.75%, 05/29/2015 (A)	249,000	249,946
McKesson Corp.
0.95%, 12/04/2015 (A)	360,000	361,012
1.29%, 03/10/2017	175,000	174,564
Medtronic, Inc.
0.88%, 02/27/2017	218,000	216,796
Merck & Co., Inc.
0.70%, 05/18/2016	350,000	350,368
MetLife Institutional Funding II
1.63%, 04/02/2015 - 144A	246,000	248,935
Metropolitan Life Global Funding I
1.70%, 06/29/2015 - 144A	140,000	141,845
Morgan Stanley
1.75%, 02/25/2016	80,000	81,032
2.13%, 04/25/2018	200,000	199,562
Morgan Stanley, Series MTN
6.00%, 04/28/2015	395,000	416,959
Mylan, Inc.
6.00%, 11/15/2018 - 144A	215,000	226,982
National Rural Utilities Cooperative Finance Corp.
1.10%, 01/27/2017	238,000	237,152
NBCUniversal Media LLC
3.65%, 04/30/2015	250,000	258,130
NetApp, Inc.
2.00%, 12/15/2017 (A)	200,000	202,077
NextEra Energy Capital Holdings, Inc.
1.20%, 06/01/2015	326,000	327,503
Novartis Capital Corp.
2.90%, 04/24/2015	300,000	308,291
Oracle Corp.
1.20%, 10/15/2017	260,000	257,956
PepsiCo, Inc.
0.70%, 08/13/2015 - 02/26/2016	450,000	450,616
1.25%, 08/13/2017 (A)	90,000	89,767
Pfizer, Inc.
5.35%, 03/15/2015	340,000	355,265
Philip Morris International, Inc.
2.50%, 05/16/2016	280,000	290,523
Phillips 66
1.95%, 03/05/2015	300,000	303,496
PNC Bank NA
1.15%, 11/01/2016 (A)	250,000	250,614
PNC Funding Corp.
5.63%, 02/01/2017	230,000	254,621
Procter & Gamble Co.
1.45%, 08/15/2016	244,000	247,537
Progress Energy, Inc.
5.63%, 01/15/2016	282,000	304,834
Prudential Financial, Inc., Series MTN
3.88%, 01/14/2015 (A)	390,000	400,053
PSEG Power LLC
2.75%, 09/15/2016	240,000	249,427
Regions Financial Corp.
5.75%, 06/15/2015	185,000	195,109
Reynolds American, Inc.
1.05%, 10/30/2015	190,000	189,852

	Principal	Value
United States (continued)
SABMiller Holdings, Inc.
1.85%, 01/15/2015 - 144A	$ 200,000	$ 201,903
Santander Holdings USA, Inc.
3.00%, 09/24/2015 (A)	291,000	299,678
SLM Corp., Series MTN
3.88%, 09/10/2015	110,000	113,300
Starbucks Corp.
0.88%, 12/05/2016	286,000	284,833
State Street Corp.
2.88%, 03/07/2016	300,000	312,295
SunTrust Banks, Inc.
3.60%, 04/15/2016	281,000	295,493
Symantec Corp.
2.75%, 09/15/2015 (A)	190,000	194,996
Texas Instruments, Inc.
0.45%, 08/03/2015	210,000	210,083
U.S. Bancorp, Series MTN
2.20%, 11/15/2016	100,000	103,220
United Parcel Service, Inc.
1.13%, 10/01/2017 (A)	200,000	198,612
UnitedHealth Group, Inc.
0.85%, 10/15/2015 (A)	260,000	261,109
Ventas Realty, LP
1.55%, 09/26/2016	186,000	187,631
Verizon Communications, Inc.
2.50%, 09/15/2016	232,000	240,229
3.00%, 04/01/2016	660,000	688,270
Wachovia Bank NA
4.80%, 11/01/2014	250,000	256,295
Wal-Mart Stores, Inc.
0.60%, 04/11/2016 (A)	120,000	119,952
Walt Disney Co., Series MTN
1.10%, 12/01/2017 (A)	410,000	405,785
Waste Management, Inc.
2.60%, 09/01/2016	144,000	149,125
WellPoint, Inc.
5.25%, 01/15/2016	160,000	171,898
Wells Fargo & Co., Series MTN
2.10%, 05/08/2017	250,000	255,983
WM Wrigley Jr Co.
1.40%, 10/21/2016 - 144A (A)	205,000	205,871
Xcel Energy, Inc.
0.75%, 05/09/2016	120,000	119,676
Xerox Corp.
4.25%, 02/15/2015	263,000	270,981
Zoetis, Inc.
1.15%, 02/01/2016	200,000	200,795

Total Corporate Debt Securities (cost $41,064,897)		41,083,150

	Shares	Value
SECURITIES LENDING COLLATERAL - 9.5%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.16% (C)	9,632,888	9,632,888

Total Securities Lending Collateral (cost $9,632,888)		9,632,888

The notes are an integral part of this report. Transamerica Series Trust	March 31, 2014 Form N-Q

Transamerica ING Limited Maturity Bond VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2014

(unaudited)

Principal	Value
REPURCHASE AGREEMENT - 1.5%

State Street Bank & Trust Co.
0.01% (C), dated 03/31/2014, to be repurchased at $1,499,282 on 04/01/2014. Collateralized by a U.S. Government Agency Obligation, 3.50%, due 11/25/2038, and with a value of $1,530,176.

$ 1,499,282	$ 1,499,282

Total Repurchase Agreement (cost $1,499,282)	1,499,282

Total Investment Securities (cost $111,226,610) (D)	111,138,119
Other Assets and Liabilities - Net - (9.6)%	(9,730,512)

Net Assets - 100.0%	$ 101,407,607

FUTURES CONTRACTS: (E)

Description	Type	Contracts	Expiration Date	Net Unrealized Appreciation (Depreciation)
2-Year U.S. Treasury Note	Long	84	06/30/2014	$(26,990)
5-Year U.S. Treasury Note	Short	(58)	06/30/2014	42,910

				$15,920

INVESTMENTS BY INDUSTRY:	Percentage of Total Investment Securities	Value
U.S. Government Obligations	27.6%	$30,627,321
Asset-Backed Securities	16.1	17,906,997
Commercial Banks	9.5	10,545,202
Mortgage-Backed Securities	9.4	10,388,481
Diversified Financial Services	2.5	2,821,684
Capital Markets	2.3	2,605,141
Pharmaceuticals	2.2	2,429,547
Oil, Gas & Consumable Fuels	1.9	2,086,285
Beverages	1.6	1,770,043
Insurance	1.4	1,516,555
Diversified Telecommunication Services	1.3	1,473,168
Media	1.2	1,365,885
Electric Utilities	1.1	1,266,612
Health Care Providers & Services	1.0	1,156,214
Consumer Finance	1.0	1,106,587
IT Services	0.9	945,313
Food Products	0.8	904,478
Automobiles	0.8	880,893
Tobacco	0.7	774,317
Health Care Equipment & Supplies	0.6	717,916
Semiconductors & Semiconductor Equipment	0.6	660,602
Metals & Mining	0.6	620,304
Communications Equipment	0.5	544,528
Hotels, Restaurants & Leisure	0.5	534,779
Computers & Peripherals	0.5	521,018
Biotechnology	0.4	478,628
Software	0.4	452,952
Energy Equipment & Services	0.3	371,089
Thrifts & Mortgage Finance	0.3	299,678
Independent Power Producers & Energy Traders	0.2	249,427
Household Products	0.2	247,537
Real Estate Investment Trusts	0.2	235,561
Food & Staples Retailing	0.2	223,548
Road & Rail	0.2	211,063
Industrial Conglomerates	0.2	210,950
Internet & Catalog Retail	0.2	200,426
Air Freight & Logistics	0.2	198,612
Multi-Utilities	0.2	197,144
Commercial Services & Supplies	0.1	149,125
Chemicals	0.1	110,339

Investment Securities, at Value	90.0	100,005,949
Short-Term Investments	10.0	11,132,170

Total Investments	100.0%	$111,138,119

The notes are an integral part of this report. Transamerica Series Trust	March 31, 2014 Form N-Q

Transamerica ING Limited Maturity Bond VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2014

(unaudited)

VALUATION SUMMARY: (F)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at March 31, 2014
ASSETS
Investment Securities
U.S. Government Obligations	$—	$30,627,321	$—	$30,627,321
Mortgage-Backed Securities	—	10,388,481	—	10,388,481
Asset-Backed Securities	—	17,906,997	—	17,906,997
Corporate Debt Securities	—	41,083,150	—	41,083,150
Securities Lending Collateral	9,632,888	—	—	9,632,888
Repurchase Agreement	—	1,499,282	—	1,499,282

Total Investment Securities	$9,632,888	$101,505,231	$—	$111,138,119

Derivative Financial Instruments
Futures Contracts (G)	$42,910	$—	$—	$42,910

Total Derivative Financial Instruments	$42,910	$—	$—	$42,910

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at March 31, 2014
LIABILITIES
Derivative Financial Instruments
Futures Contracts (G)	$(26,990)	$—	$—	$(26,990)

Total Derivative Financial Instruments	$(26,990)	$—	$—	$(26,990)

NOTES TO SCHEDULE OF INVESTMENTS:

(A)	All or a portion of this security is on loan. The value of all securities on loan is $9,433,012. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(B)	Floating or variable rate note. Rate is listed as of March 31, 2014.
(C)	Rate shown reflects the yield at March 31, 2014.
(D)	Aggregate cost for federal income tax purposes is $111,226,610. Aggregate gross unrealized appreciation and depreciation for all securities in which there is an excess of value over tax cost were $177,793 and $266,284, respectively. Net unrealized depreciation for tax purposes is $88,491.
(E)	Cash in the amount of $88,000 has been segregated by the custodian with the broker as collateral to cover margin requirements for open futures contracts.
(F)	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers between Levels 1 and 2 during the period ended March 31, 2014. See the notes to the schedules of investments for more information regarding pricing inputs and valuation techniques.
(G)	Derivative financial instruments valued at unrealized appreciation (depreciation) on the instrument.

DEFINITIONS:

144A	144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2014, these securities aggregated $13,397,464, or 13.21% of the portfolio’s net assets.
CMBS	Commercial Mortgage-Backed Securities
MTN	Medium Term Note
REIT	Real Estate Investment Trust (includes domestic REITs and Foreign Real Estate Investment Companies)
Re-REMIC	Re-Securitized Real Estate Mortgage Investment Conduits (consist of a fixed pool of mortgages broken apart and marketed to investors as individual securities)

The notes are an integral part of this report. Transamerica Series Trust	March 31, 2014 Form N-Q

Transamerica ING Mid Cap Opportunities VP

SCHEDULE OF INVESTMENTS

At March 31, 2014

(unaudited)

	Shares	Value
COMMON STOCKS - 97.1%
Aerospace & Defense - 1.5%
B/E Aerospace, Inc. (A)	27,120	$ 2,353,745
Airlines - 1.5%
Delta Air Lines, Inc.	64,790	2,244,974
Auto Components - 2.2%
Delphi Automotive PLC - Class A	48,380	3,283,067
Beverages - 2.0%
Coca-Cola Enterprises, Inc.	62,880	3,003,149
Biotechnology - 3.2%
Alexion Pharmaceuticals, Inc. (A)	26,650	4,054,264
Vertex Pharmaceuticals, Inc. (A)	11,740	830,253
Capital Markets - 3.1%
Affiliated Managers Group, Inc. (A)	13,220	2,644,661
Ameriprise Financial, Inc.	19,400	2,135,358
Chemicals - 1.5%
WR Grace & Co. (A) (B)	23,040	2,284,877
Commercial Services & Supplies - 2.3%
KAR Auction Services, Inc.	51,290	1,556,652
Waste Connections, Inc.	44,090	1,933,787
Communications Equipment - 2.4%
F5 Networks, Inc. - Class B (A) (B)	23,100	2,463,153
Palo Alto Networks, Inc. (A) (B)	17,290	1,186,094
Computers & Peripherals - 1.8%
NetApp, Inc.	73,950	2,728,755
Construction & Engineering - 1.1%
Quanta Services, Inc. (A)	44,620	1,646,478
Consumer Finance - 0.7%
Santander Consumer USA Holdings, Inc. (A)	41,692	1,003,943
Containers & Packaging - 1.8%
Packaging Corp. of America	38,230	2,690,245
Distributors - 1.2%
LKQ Corp. (A)	69,280	1,825,528
Diversified Financial Services - 1.5%
IntercontinentalExchange Group, Inc.	11,480	2,271,088
Electrical Equipment - 4.7%
AMETEK, Inc. - Class A	59,720	3,074,983
Generac Holdings, Inc. (B)	26,750	1,577,447
Roper Industries, Inc.	18,680	2,493,967
Energy Equipment & Services - 1.8%
Cameron International Corp. (A)	24,890	1,537,455
Helmerich & Payne, Inc. (B)	11,240	1,208,975
Food & Staples Retailing - 0.6%
Whole Foods Market, Inc. (B)	18,190	922,415
Food Products - 4.6%
Hershey Co. (B)	17,500	1,827,000
Hillshire Brands Co.	78,460	2,923,419
Mead Johnson Nutrition Co. - Class A	27,420	2,279,699
Health Care Providers & Services - 2.0%
Henry Schein, Inc. (A) (B)	16,890	2,016,159
Premier, Inc. - Class A (A) (B)	32,746	1,078,981
Hotels, Restaurants & Leisure - 4.2%
Brinker International, Inc. (B)	51,530	2,702,748
Chipotle Mexican Grill, Inc. - Class A (A) (B)	5,740	3,260,607
Scientific Games Corp. - Class A (A) (B)	33,230	456,248

	Shares	Value
Household Durables - 2.9%
Jarden Corp. (A)	42,410	$ 2,537,390
Newell Rubbermaid, Inc. (B)	60,520	1,809,548
Insurance - 2.8%
AON PLC	22,070	1,860,060
Arthur J. Gallagher & Co. (B)	49,540	2,357,113
Internet Software & Services - 0.5%
Zillow, Inc. - Class A (A) (B)	9,220	812,282
IT Services - 3.7%
Alliance Data Systems Corp. (A) (B)	6,850	1,866,283
Broadridge Financial Solutions, Inc.	45,410	1,686,527
Gartner, Inc. (A) (B)	29,079	2,019,246
Life Sciences Tools & Services - 1.3%
Agilent Technologies, Inc.	35,270	1,972,298
Machinery - 3.6%
Ingersoll-Rand PLC	39,460	2,258,691
Oshkosh Corp.	14,976	881,637
Pall Corp. (B)	12,473	1,115,959
Proto Labs, Inc. (A) (B)	12,130	820,837
Xylem, Inc.	10,360	377,311
Media - 3.7%
Discovery Communications, Inc. - Series A (A) (B)	29,840	2,467,768
Madison Square Garden Co. - Class A (A)	21,900	1,243,482
Starz - Class A (A) (B)	58,740	1,896,127
Multiline Retail - 2.3%
Macy’s, Inc.	58,400	3,462,536
Oil, Gas & Consumable Fuels - 3.7%
Cabot Oil & Gas Corp. (B)	83,350	2,823,898
Oasis Petroleum, Inc. (A) (B)	34,150	1,425,080
SM Energy Co. (B)	19,690	1,403,700
Paper & Forest Products - 1.6%
International Paper Co.	53,020	2,432,558
Pharmaceuticals - 5.8%
Actavis PLC (A)	15,760	3,244,196
Mylan, Inc. (A) (B)	62,110	3,032,831
Perrigo Co. PLC (B)	16,330	2,525,598
Real Estate Investment Trusts - 1.2%
Corrections Corp. of America (B)	35,160	1,101,211
Gaming and Leisure Properties, Inc.	20,905	762,197
Semiconductors & Semiconductor Equipment - 2.6%
Cavium, Inc. (A) (B)	24,670	1,078,819
Xilinx, Inc.	53,190	2,886,621
Software - 5.2%
Informatica Corp. (A)	77,780	2,938,529
Intuit, Inc.	56,810	4,415,841
TIBCO Software, Inc. (A)	29,720	603,910
Specialty Retail - 5.9%
Gap, Inc. - Class A (B)	59,430	2,380,766
Ross Stores, Inc.	37,330	2,670,961
Ulta Salon Cosmetics & Fragrance, Inc. (A)	26,920	2,624,162
Urban Outfitters, Inc. (A) (B)	34,561	1,260,440
Textiles, Apparel & Luxury Goods - 1.7%
Michael Kors Holdings, Ltd. (A) (B)	27,520	2,566,790
Trading Companies & Distributors - 1.0%
WESCO International, Inc. (A) (B)	17,410	1,448,860
Wireless Telecommunication Services - 1.9%
SBA Communications Corp. - Class A (A) (B)	31,920	2,903,443

Total Common Stocks (cost $131,171,625)		147,475,680

The notes are an integral part of this report. Transamerica Series Trust	March 31, 2014 Form N-Q

Transamerica ING Mid Cap Opportunities VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2014

(unaudited)

	Shares	Value
SECURITIES LENDING COLLATERAL - 25.4%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.16% (C)	38,603,402	$ 38,603,402

Total Securities Lending Collateral (cost $38,603,402)		38,603,402

	Principal	Value
REPURCHASE AGREEMENT - 2.7%
State Street Bank & Trust Co. 0.01% (C), dated 03/31/2014, to be repurchased at $4,045,276 on 04/01/2014. Collateralized by a U.S. Government Agency Obligation, 3.50%, due 11/25/2038, and with a total value of $4,126,435.	$ 4,045,275	4,045,275

Total Repurchase Agreement (cost $4,045,275)		4,045,275

Total Investment Securities (cost $173,820,302) (D)		190,124,357
Other Assets and Liabilities - Net - (25.2)%		(38,209,716)

Net Assets - 100.0%		$ 151,914,641

VALUATION SUMMARY: (E)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at March 31, 2014
ASSETS
Investment Securities
Common Stocks	$147,475,680	$—	$—	$147,475,680
Securities Lending Collateral	38,603,402	—	—	38,603,402
Repurchase Agreement	—	4,045,275	—	4,045,275

Total Investment Securities	$186,079,082	$4,045,275	$—	$190,124,357

NOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing security.
(B)	All or a portion of this security is on loan. The value of all securities on loan is $37,769,331. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(C)	Rate shown reflects the yield at March 31, 2014.
(D)	Aggregate cost for federal income tax purposes is $173,820,302. Aggregate gross unrealized appreciation and depreciation for all securities in which there is an excess of value over tax cost were $18,872,419 and $2,568,364, respectively. Net unrealized appreciation for tax purposes is $16,304,055.
(E)	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers between Levels 1 and 2 during the period ended March 31, 2014. See the notes to the schedules of investments for more information regarding pricing inputs and valuation techniques.

The notes are an integral part of this report. Transamerica Series Trust	March 31, 2014 Form N-Q

Transamerica ING Moderate Growth Allocation VP

SCHEDULE OF INVESTMENTS

At March 31, 2014

(unaudited)

	Shares	Value
INVESTMENT COMPANIES - 95.0%
Alternative Investments - 1.8%
Transamerica MLP & Energy Income (A)	6,873	$ 74,019
Fixed Income - 19.4%
Transamerica Core Bond (A)	10,023	100,730
Transamerica High Yield Bond (A)	18,468	182,095
Transamerica ING Intermediate Bond VP (B) (C)	3,593	35,464
Transamerica Money Market (A)	185,139	185,139
Transamerica PIMCO Total Return VP (B)	3,044	35,100
Transamerica Short-Term Bond (A)	27,541	281,467
Global/International Equity - 15.7%
Transamerica Clarion Global Real Estate Securities VP (B)	9,409	113,186
Transamerica Income & Growth (A)	12,126	133,268
Transamerica International (A)	3,136	34,501
Transamerica International Small Cap (A)	18,767	201,366
Transamerica Value (A)	6,270	181,387
Tactical and Specialty - 5.7%
Transamerica Bond (A)	22,385	238,173
U.S. Equity - 52.4%
Transamerica Capital Growth (A)	3,856	60,186
Transamerica Dividend Focused (A)	16,381	211,478
Transamerica Growth Opportunities (A)	8,560	101,951
Transamerica ING Large Cap Growth VP (B) (C)	6,082	71,948
Transamerica ING Mid Cap Opportunities VP (B) (C)	18,967	223,808
Transamerica Jennison Growth VP (B)	14,750	157,828
Transamerica JPMorgan Mid Cap Value VP (B)	12,790	277,544
Transamerica Large Cap Value (A)	30,094	384,604
Transamerica Small Cap Growth (A)	21,045	268,538
Transamerica Small Cap Value (A)	20,609	268,334
Transamerica Systematic Small/Mid Cap Value VP (B)	7,573	183,864

Total Investment Companies (cost $3,885,759)		4,005,978

	Principal	Value
REPURCHASE AGREEMENT - 5.2%
State Street Bank & Trust Co. 0.01% (D), dated 03/31/2014, to be repurchased at $221,525 on 04/01/2014. Collateralized by a U.S. Government Agency Obligation, 3.00%, due 07/25/2037, and with a value of $228,987.	$ 221,525	221,525

Total Repurchase Agreement (cost $221,525)		221,525

Total Investment Securities (cost $4,107,284) (E)		4,227,503
Other Assets and Liabilities - Net - (0.2)%		(9,244)

Net Assets - 100.0%		$ 4,218,259

The notes are an integral part of this report. Transamerica Series Trust	March 31, 2014 Form N-Q

Transamerica ING Moderate Growth Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2014

(unaudited)

VALUATION SUMMARY: (F)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at March 31, 2014
ASSETS
Investment Securities
Investment Companies	$4,005,978	$—	$—	$4,005,978
Repurchase Agreement	—	221,525	—	221,525

Total Investment Securities	$4,005,978	$221,525	$—	$4,227,503

NOTES TO SCHEDULE OF INVESTMENTS:

(A)	The portfolio invests its assets in the Class I2 shares of the affiliated series of the Transamerica Funds.
(B)	The portfolio invests its assets in the Initial Class shares of the affiliated portfolio of the Transamerica Series Trust.
(C)	Non-income producing security.
(D)	Rate shown reflects the yield at March 31, 2014.
(E)	Aggregate cost for federal income tax purposes is $4,107,284. Aggregate gross unrealized appreciation and depreciation for all securities in which there is an excess of value over tax cost were $145,538 and $25,319, respectively. Net unrealized appreciation for tax purposes is $120,219.
(F)	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers between Levels 1 and 2 during the period ended March 31, 2014. See the notes to the schedules of investments for more information regarding pricing inputs and valuation techniques.

The notes are an integral part of this report. Transamerica Series Trust	March 31, 2014 Form N-Q

Transamerica International Moderate Growth VP

SCHEDULE OF INVESTMENTS

At March 31, 2014

(unaudited)

	Shares	Value
INVESTMENT COMPANIES - 96.6%
Fixed Income - 16.9%
Transamerica Aegon U.S. Government Securities VP (A)	6,020	$ 75,364
Transamerica Core Bond (B)	603,008	6,060,230
Transamerica Emerging Markets Debt (B)	794,797	8,496,378
Transamerica Floating Rate (B)	899,444	9,048,408
Transamerica High Yield Bond (B)	2,998,068	29,560,948
Transamerica Money Market (B)	21,069	21,069
Transamerica PIMCO Total Return VP (A)	1,180,318	13,609,065
Transamerica Short-Term Bond (B)	4,167,390	42,590,727
Global/International Equity - 74.8%
Transamerica Clarion Global Real Estate Securities VP (A)	1,882,663	22,648,435
Transamerica Developing Markets Equity (B)	1,387,467	16,205,613
Transamerica Income & Growth (B)	1,971,631	21,668,228
Transamerica International (B)	5,894,996	64,844,958
Transamerica International Equity (B)	4,322,158	79,052,268
Transamerica International Equity Opportunities (B)	9,008,656	77,654,619
Transamerica International Small Cap (B)	8,520,891	91,429,158
Transamerica International Small Cap Value (B)	6,258,037	78,162,888
Transamerica TS&W International Equity VP (A)	1,111,053	14,910,329
Transamerica Value (B)	633,094	18,315,407
Inflation-Protected Securities - 1.3%
Transamerica Real Return TIPS (B)	955,794	8,802,866
Tactical and Specialty - 3.6%
Transamerica Bond (B)	2,184,002	23,237,785

Total Investment Companies (cost $559,572,064)		626,394,743

	Principal	Value
REPURCHASE AGREEMENT - 2.0%
State Street Bank & Trust Co. 0.01% (C), dated 03/31/2014, to be repurchased at $13,148,029 on 04/01/2014. Collateralized by a U.S. Government Agency Obligation, 3.00%, due 07/25/2037, and with a value of $13,412,882.	$ 13,148,026	13,148,026

Total Repurchase Agreement (cost $13,148,026)		13,148,026

Total Investment Securities (cost $572,720,090) (D)		639,542,769
Other Assets and Liabilities - Net - 1.4%		8,854,932

Net Assets - 100.0%		$ 648,397,701

The notes are an integral part of this report. Transamerica Series Trust	March 31, 2014 Form N-Q

Transamerica International Moderate Growth VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2014

(unaudited)

FUTURES CONTRACTS: (E)

Description	Type	Contracts	Expiration Date	Net Unrealized Appreciation (Depreciation)
10-Year U.S. Treasury Note	Long	100	06/19/2014	$(150,300)
DAX Index	Short	(100)	06/20/2014	(1,891,737)
EUR June Futures	Short	(500)	06/16/2014	826,000
JPY June Futures	Short	(600)	06/16/2014	380,700
MSCI EAFE Mini Index	Short	(300)	06/20/2014	(874,759)
MSCI Emerging Markets Mini Index	Short	(850)	06/20/2014	(2,178,397)

				$(3,888,493)

VALUATION SUMMARY: (F)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at March 31, 2014
ASSETS
Investment Securities
Investment Companies	$626,394,743	$—	$—	$626,394,743
Repurchase Agreement	—	13,148,026	—	13,148,026

Total Investment Securities	$626,394,743	$13,148,026	$—	$639,542,769

Derivative Financial Instruments
Futures Contracts (G)	$1,206,700	$—	$—	$1,206,700

Total Derivative Financial Instruments	$1,206,700	$—	$—	$1,206,700

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at March 31, 2014
LIABILITIES
Derivative Financial Instruments
Futures Contracts (G)	$(5,095,193)	$—	$—	$(5,095,193)

Total Derivative Financial Instruments	$(5,095,193)	$—	$—	$(5,095,193)

NOTES TO SCHEDULE OF INVESTMENTS:

(A)	The portfolio invests its assets in the Initial Class shares of the affiliated portfolio of the Transamerica Series Trust.
(B)	The portfolio invests its assets in the Class I2 shares of the affiliated series of the Transamerica Funds.
(C)	Rate shown reflects the yield at March 31, 2014.
(D)	Aggregate cost for federal income tax purposes is $572,720,090. Aggregate gross unrealized appreciation and depreciation for all securities in which there is an excess of value over tax cost were $69,732,195 and $2,909,516, respectively. Net unrealized appreciation for tax purposes is $66,822,679.
(E)	Cash in the amount of $9,374,017 has been segregated by the custodian with the broker as collateral to cover margin requirements for open futures contracts.
(F)	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers between Levels 1 and 2 during the period ended March 31, 2014. See the notes to the schedules of investments for more information regarding pricing inputs and valuation techniques.
(G)	Derivative financial instruments valued at unrealized appreciation (depreciation) on the instrument.

CURRENCY ABBREVIATIONS:

EUR	Euro
JPY	Japanese Yen

The notes are an integral part of this report. Transamerica Series Trust	March 31, 2014 Form N-Q

Transamerica Janus Balanced VP

SCHEDULE OF INVESTMENTS

At March 31, 2014

(unaudited)

	Principal	Value
U.S. GOVERNMENT OBLIGATIONS - 16.5%
U.S. Treasury Bond
3.63%, 02/15/2044	$ 3,113,000	$ 3,148,993
3.75%, 11/15/2043	1,954,000	2,023,000
U.S. Treasury Note
0.25%, 10/31/2015 - 12/31/2015	9,953,000	9,945,803
0.25%, 02/29/2016 (A)	10,539,000	10,511,008
0.38%, 03/15/2015 - 02/15/2016	1,175,000	1,177,269
0.38%, 01/31/2016 (A)	3,098,000	3,098,967
0.75%, 06/30/2017 - 03/31/2018	1,507,000	1,487,066
0.88%, 01/31/2017 - 01/31/2018	578,000	577,990
1.25%, 10/31/2018	532,000	523,521
1.38%, 07/31/2018 - 09/30/2018	5,314,000	5,270,490
1.75%, 05/15/2023	57,000	52,805
2.50%, 08/15/2023	1,179,000	1,162,144
2.75%, 11/15/2023 - 02/15/2024	4,525,000	4,544,287

Total U.S. Government Obligations (cost $43,577,240)		43,523,343

U.S. GOVERNMENT AGENCY OBLIGATIONS - 5.7%
Fannie Mae
3.50%, 01/01/2044	717,144	722,842
4.00%, 09/01/2042 - 02/01/2044	2,399,680	2,476,480
4.50%, 04/01/2041 - 02/01/2043	3,102,624	3,319,675
5.00%, 09/01/2029 - 07/01/2041	606,518	664,398
5.50%, 07/01/2025	56,734	61,703
6.00%, 10/01/2035 - 10/01/2038	245,607	273,891
7.00%, 02/01/2039	36,170	38,393
Freddie Mac
5.00%, 06/01/2020	32,951	35,037
5.50%, 12/01/2028 - 09/01/2041	2,874,552	3,196,137
6.00%, 04/01/2040	252,417	285,531
FREMF Mortgage Trust
Series 2010-KSCT, Class B
2.00%, 01/25/2020 - 144A (B)	156,176	134,019
Ginnie Mae
3.50%, 05/20/2042	25,078	25,696
4.50%, 07/15/2041 - 10/20/2041	244,239	264,159
4.90%, 10/15/2034	114,290	125,820
5.00%, 10/15/2039 - 09/15/2041	1,244,860	1,392,103
5.10%, 01/15/2032	99,772	112,361
5.50%, 09/15/2035 - 07/20/2042	396,869	449,680
6.00%, 11/20/2034 - 02/20/2043	1,322,118	1,498,364

Total U.S. Government Agency Obligations (cost $15,115,158)		15,076,289

MORTGAGE-BACKED SECURITIES - 1.8%
American Tower Trust I
Series 2013-1A, Class 1A
1.55%, 03/15/2018 - 144A	141,000	137,727
Series 2013-2A, Class 2A
3.07%, 03/15/2023 - 144A	82,000	78,385
Boca Hotel Portfolio Trust
Series 2013-BOCA, Class D
3.21%, 08/15/2026 - 144A (C)	100,000	100,135
COMM Mortgage Trust
Series 2006-FL12, Class F
0.50%, 12/15/2020 - 144A (C)	39,999	39,501
Series 2006-FL12, Class G
0.54%, 12/15/2020 - 144A (C)	72,774	71,140
Series 2006-FL12, Class H
0.73%, 12/15/2020 - 144A (C)	72,775	69,685
Series 2007-C9, Class AJ
5.65%, 12/10/2049 (C)	731,000	778,502

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
COMM Mortgage Trust (continued)
Series 2013-FL3, Class C
2.87%, 10/13/2028 - 144A (C)	$ 100,000	$ 101,028
Credit Suisse Mortgage Capital Certificates
Series 2006-TF2A, Class D
0.46%, 10/15/2021 - 144A (C)	100,000	98,081
Greenwich Capital Commercial Funding Corp.
Series 2007-GG11, Class AM
5.87%, 12/10/2049 (C)	1,064,000	1,168,981
GS Mortgage Securities Corp. II
Series 2013-KING, Class E
3.44%, 12/10/2027 - 144A (C)	200,000	176,739
Series 2013-KYO, Class D
2.76%, 11/08/2029 - 144A (C)	800,000	811,142
Series 2013-KYO, Class E
3.75%, 11/08/2029 - 144A (C)	250,000	253,849
Hilton USA Trust
4.61%, 11/05/2030	141,000	143,434
JPMorgan Chase Commercial Mortgage Securities Corp.
Series 2012-FL2, Class C
3.91%, 08/15/2029 - 144A (C)	105,736	106,951
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2013-JWRZ, Class D
3.15%, 04/15/2030 - 144A (C)	100,000	100,020
LB-UBS Commercial Mortgage Trust
Series 2007-C2, Class AM
5.49%, 02/15/2040 (C)	41,000	43,566
Wachovia Bank Commercial Mortgage Trust
Series 2007-C30, Class AM
5.38%, 12/15/2043	306,000	331,224
Series 2007-C31, Class AM
5.59%, 04/15/2047 (C)	25,000	27,410
Wells Fargo Commercial Mortgage Trust
1.00%, 01/15/2027	73,000	73,000
3.65%, 02/15/2027	35,000	35,000
Series 2014-TISH, Class WTS1
2.40%, 02/15/2027 - 144A (C)	35,000	35,000

Total Mortgage-Backed Securities (cost $4,804,884)		4,780,500

ASSET-BACKED SECURITIES - 0.1%
AmeriCredit Automobile Receivables Trust
Series 2012-4, Class D
2.68%, 10/09/2018	120,000	122,776
Series 2013-4, Class D
3.31%, 10/08/2019	53,000	54,693
Santander Drive Auto Receivables Trust
Series 2012-5, Class D
3.30%, 09/17/2018	34,000	35,097
Series 2012-6, Class D
2.52%, 09/17/2018	34,000	34,371

Total Asset-Backed Securities (cost $240,112)		246,937

CORPORATE DEBT SECURITIES - 17.9%
Aerospace & Defense - 0.1%
Exelis, Inc.
4.25%, 10/01/2016	151,000	159,264
TransDigm, Inc.
7.75%, 12/15/2018	23,000	24,668
Airlines - 0.1%
Southwest Airlines Co.
5.13%, 03/01/2017	125,000	137,075

The notes are an integral part of this report. Transamerica Series Trust	March 31, 2014 Form N-Q

Transamerica Janus Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2014

(unaudited)

	Principal	Value
Auto Components - 0.1%
Continental Rubber of America Corp.
4.50%, 09/15/2019 - 144A	$ 210,000	$ 222,600
Automobiles - 0.7%
General Motors Co.
3.50%, 10/02/2018 - 144A	182,000	185,412
4.88%, 10/02/2023 - 144A	1,391,000	1,425,775
6.25%, 10/02/2043 - 144A	310,000	335,575
Beverages - 0.1%
SABMiller Holdings, Inc.
2.20%, 08/01/2018 - 144A	203,000	202,735
Capital Markets - 1.5%
Ameriprise Financial, Inc.
7.52%, 06/01/2066 (C)	465,000	514,987
Charles Schwab Corp.
7.00%, 02/01/2022 (C) (D)	285,000	324,900
E*TRADE Financial Corp.
6.00%, 11/15/2017 (A)	200,000	210,250
Goldman Sachs Group, Inc.
2.38%, 01/22/2018	449,000	451,983
5.63%, 01/15/2017	80,000	88,317
Morgan Stanley
3.45%, 11/02/2015	245,000	254,348
4.75%, 03/22/2017	209,000	228,088
Morgan Stanley, Series MTN
4.00%, 07/24/2015	100,000	104,062
5.00%, 11/24/2025	731,000	752,141
Raymond James Financial, Inc.
4.25%, 04/15/2016	152,000	161,063
5.63%, 04/01/2024	651,000	707,005
TD Ameritrade Holding Corp.
4.15%, 12/01/2014	125,000	128,062
5.60%, 12/01/2019	75,000	85,999
Chemicals - 0.4%
Ashland, Inc.
3.88%, 04/15/2018	77,000	79,503
4.75%, 08/15/2022	118,000	115,787
6.88%, 05/15/2043	105,000	105,788
LyondellBasell Industries NV
5.00%, 04/15/2019	447,000	497,716
Mosaic Co.
4.25%, 11/15/2023 (A)	160,000	164,134
Sherwin-Williams Co.
3.13%, 12/15/2014	125,000	127,218
Commercial Banks - 1.5%
Abbey National Treasury Services PLC
4.00%, 03/13/2024 (A)	494,000	498,257
Bank of America Corp.
1.50%, 10/09/2015	153,000	154,356
CIT Group, Inc.
3.88%, 02/19/2019	117,000	118,280
4.25%, 08/15/2017	246,000	257,685
5.50%, 02/15/2019 - 144A	253,000	272,608
6.63%, 04/01/2018 - 144A	44,000	49,225
Citigroup, Inc.
5.90%, 02/15/2023 (C) (D)	232,000	227,215
JPMorgan Chase & Co.
7.90%, 04/30/2018 (C) (D)	57,000	64,410
Royal Bank of Scotland Group PLC
2.55%, 09/18/2015	26,000	26,551
6.00%, 12/19/2023	174,000	178,168
6.10%, 06/10/2023	707,000	733,879
Santander UK PLC
5.00%, 11/07/2023 - 144A	444,000	456,786

	Principal	Value
Commercial Banks (continued)
SVB Financial Group
5.38%, 09/15/2020 (A)	$ 195,000	$ 216,401
Zions Bancorporation
4.50%, 03/27/2017	356,000	380,061
5.80%, 06/15/2023 (C) (D) (E)	243,000	226,598
Commercial Services & Supplies - 0.6%
Cintas Corp No. 2
2.85%, 06/01/2016	130,000	134,279
GE Capital Trust I
6.38%, 11/15/2067 (C)	38,000	41,800
Ingersoll-Rand Global Holding Co., Ltd.
4.25%, 06/15/2023 - 144A	1,307,000	1,334,465
Construction & Engineering - 0.2%
Toll Brothers Finance Corp.
4.00%, 12/31/2018	76,000	77,900
4.38%, 04/15/2023	26,000	25,025
5.88%, 02/15/2022	24,000	25,680
URS Corp.
3.85%, 04/01/2017	176,000	182,150
5.00%, 04/01/2022 (A)	173,000	171,044
Construction Materials - 0.1%
Hanson, Ltd.
6.13%, 08/15/2016	135,000	148,331
Consumer Finance - 0.3%
American Express Co.
6.80%, 09/01/2066 (C)	298,000	326,519
American Express Credit Corp.
2.13%, 03/18/2019 (A)	521,000	518,892
American Express Credit Corp., Series MTN
1.75%, 06/12/2015	51,000	51,707
Diversified Financial Services - 2.5%
Bank of America Corp.
3.75%, 07/12/2016	235,000	248,514
4.50%, 04/01/2015	120,000	124,497
8.00%, 01/30/2018 (C) (D)	181,000	204,982
Bank of America Corp., Series MTN
3.63%, 03/17/2016	605,000	634,592
Carlyle Holdings Finance LLC
3.88%, 02/01/2023 - 144A	648,000	645,604
Citigroup, Inc.
5.00%, 09/15/2014	1,115,000	1,136,592
Ford Motor Credit Co., LLC
5.88%, 08/02/2021	768,000	883,688
General Electric Capital Corp.
6.25%, 12/15/2022 (C) (D)	400,000	428,000
7.13%, 06/15/2022 (C) (D)	300,000	342,000
General Electric Capital Corp., Series MTN
6.38%, 11/15/2067 (C)	210,000	231,000
General Motors Financial Co., Inc.
3.25%, 05/15/2018	69,000	69,604
4.25%, 05/15/2023	42,000	41,475
ING US, Inc.
5.65%, 05/15/2053 (C)	128,000	127,232
Lazard Group LLC
4.25%, 11/14/2020	493,000	510,769
6.85%, 06/15/2017	58,000	65,942
LeasePlan Corp. NV
2.50%, 05/16/2018 - 144A	530,000	526,263
Neuberger Berman Group LLC / Neuberger Berman Finance Corp.
5.63%, 03/15/2020 - 144A	231,000	242,550
5.88%, 03/15/2022 - 144A	227,000	241,755

The notes are an integral part of this report. Transamerica Series Trust	March 31, 2014 Form N-Q

Transamerica Janus Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2014

(unaudited)

	Principal	Value
Diversified Telecommunication Services - 0.4%
SBA Tower Trust
2.93%, 12/15/2017 - 144A	$ 55,000	$ 55,703
Verizon Communications, Inc.
3.65%, 09/14/2018	217,000	231,003
5.15%, 09/15/2023	427,000	467,274
6.40%, 09/15/2033	198,000	235,075
Electric Utilities - 0.3%
PPL WEM Holdings, Ltd.
3.90%, 05/01/2016 - 144A	148,000	155,456
5.38%, 05/01/2021 - 144A	579,000	634,193
Electronic Equipment & Instruments - 0.1%
Amphenol Corp.
4.75%, 11/15/2014	295,000	302,374
Energy Equipment & Services - 0.9%
DCP Midstream Operating, LP
4.95%, 04/01/2022	976,000	1,041,357
El Paso Pipeline Partners Operating Co. LLC
5.00%, 10/01/2021	145,000	153,539
Nabors Industries, Inc.
4.63%, 09/15/2021	525,000	542,381
5.00%, 09/15/2020	315,000	336,223
Plains All American Pipeline, LP / PAA Finance Corp.
3.95%, 09/15/2015	310,000	324,140
Food & Staples Retailing - 0.0% (F)
Safeway, Inc.
4.75%, 12/01/2021 (A)	122,000	124,710
Food Products - 0.6%
Smithfield Foods, Inc.
5.25%, 08/01/2018 - 144A	50,000	51,937
Tyson Foods, Inc.
6.60%, 04/01/2016	520,000	574,304
WM Wrigley Jr Co.
2.40%, 10/21/2018 - 144A	380,000	381,099
3.38%, 10/21/2020 - 144A	620,000	625,937
Health Care Equipment & Supplies - 0.2%
Life Technologies Corp.
5.00%, 01/15/2021	48,000	53,370
6.00%, 03/01/2020	453,000	521,291
Health Care Providers & Services - 0.3%
Fresenius Medical Care US Finance II, Inc.
5.88%, 01/31/2022 - 144A	280,000	297,500
HCA, Inc.
3.75%, 03/15/2019	151,000	151,566
Tenet Healthcare Corp.
8.13%, 04/01/2022	200,000	223,500
Hotels, Restaurants & Leisure - 0.2%
Brinker International, Inc.
3.88%, 05/15/2023	410,000	381,831
MGM Resorts International
7.50%, 06/01/2016	100,000	111,375
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp.
4.25%, 05/30/2023 - 144A	84,000	80,850
Household Durables - 0.2%
DR Horton, Inc.
3.75%, 03/01/2019	205,000	205,513
4.75%, 05/15/2017	35,000	37,100
MDC Holdings, Inc.
5.50%, 01/15/2024	221,000	225,770

	Principal	Value
Insurance - 0.7%
American International Group, Inc.
6.25%, 03/15/2037	$ 100,000	$ 105,000
8.18%, 05/15/2058 (C)	776,000	1,019,470
American International Group, Inc., Series MTN
5.60%, 10/18/2016	31,000	34,322
Primerica, Inc.
4.75%, 07/15/2022 (A)	525,000	555,371
IT Services - 0.0% (F)
Fiserv, Inc.
3.13%, 10/01/2015	85,000	87,570
Life Sciences Tools & Services - 0.1%
Thermo Fisher Scientific, Inc.
2.40%, 02/01/2019	59,000	58,753
3.15%, 01/15/2023	47,000	45,299
3.60%, 08/15/2021	43,000	43,796
4.15%, 02/01/2024	126,000	129,633
5.30%, 02/01/2044	36,000	38,796
Machinery - 0.0% (F)
CNH Capital LLC
3.63%, 04/15/2018	89,000	90,557
Media - 0.1%
UBM PLC
5.75%, 11/03/2020 - 144A	180,000	192,885
Viacom, Inc.
3.88%, 04/01/2024	114,000	113,720
Metals & Mining - 0.2%
FMG Resources August 2006 Pty, Ltd.
8.25%, 11/01/2019 - 144A (A)	179,000	196,900
Reliance Steel & Aluminum Co.
4.50%, 04/15/2023	300,000	300,340
Multi-Utilities - 0.1%
CMS Energy Corp.
4.25%, 09/30/2015	150,000	157,086
Multiline Retail - 0.1%
Macy’s Retail Holdings, Inc.
5.75%, 07/15/2014	210,000	212,975
5.90%, 12/01/2016	123,000	136,825
Oil, Gas & Consumable Fuels - 1.9%
Chesapeake Energy Corp.
5.38%, 06/15/2021	1,033,000	1,087,232
Cimarex Energy Co.
5.88%, 05/01/2022	166,000	180,110
Continental Resources, Inc.
5.00%, 09/15/2022	515,000	540,750
Devon Energy Corp.
2.25%, 12/15/2018	202,000	200,911
Energy Transfer Partners, LP
4.15%, 10/01/2020	122,000	125,900
EnLink Midstream Partners, LP
4.40%, 04/01/2024	120,000	122,343
5.60%, 04/01/2044	333,000	351,608
Motiva Enterprises LLC
5.75%, 01/15/2020 - 144A	170,000	192,891
Petrohawk Energy Corp.
6.25%, 06/01/2019	240,000	261,000
Plains Exploration & Production Co.
6.63%, 05/01/2021	31,000	33,945
6.75%, 02/01/2022	93,000	102,765
6.88%, 02/15/2023	744,000	827,700
Spectra Energy Partners, LP
2.95%, 09/25/2018	42,000	42,815
4.75%, 03/15/2024 (A)	216,000	227,601

The notes are an integral part of this report. Transamerica Series Trust	March 31, 2014 Form N-Q

Transamerica Janus Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2014

(unaudited)

	Principal	Value
Oil, Gas & Consumable Fuels (continued)
Western Gas Partners, LP
5.38%, 06/01/2021	$ 396,000	$ 434,176
Whiting Petroleum Corp.
5.00%, 03/15/2019	243,000	256,972
Pharmaceuticals - 0.9%
AbbVie, Inc.
1.75%, 11/06/2017	610,000	611,928
Actavis, Inc.
1.88%, 10/01/2017	151,000	150,321
Forest Laboratories, Inc.
4.38%, 02/01/2019 - 144A	631,000	664,127
4.88%, 02/15/2021 - 144A	773,000	817,447
Perrigo Co. PLC
2.30%, 11/08/2018 - 144A	240,000	237,395
Professional Services - 0.4%
Verisk Analytics, Inc.
4.13%, 09/12/2022	103,000	103,660
4.88%, 01/15/2019	390,000	418,178
5.80%, 05/01/2021	475,000	527,099
Real Estate Investment Trusts - 0.6%
Alexandria Real Estate Equities, Inc.
4.60%, 04/01/2022	633,000	654,083
Reckson Operating Partnership, LP
6.00%, 03/31/2016	60,000	65,088
Retail Opportunity Investments Partnership, LP
5.00%, 12/15/2023	50,000	51,850
Senior Housing Properties Trust
6.75%, 04/15/2020 - 12/15/2021	156,000	176,265
SL Green Realty Corp. / SL Green Operating Partnership
5.00%, 08/15/2018 (A)	145,000	157,070
7.75%, 03/15/2020	300,000	356,738
Real Estate Management & Development - 0.1%
CBRE Services, Inc.
6.63%, 10/15/2020	70,000	74,725
Jones Lang LaSalle, Inc.
4.40%, 11/15/2022	216,000	211,077
Road & Rail - 0.1%
JB Hunt Transport Services, Inc.
3.38%, 09/15/2015	130,000	133,976
Semiconductors & Semiconductor Equipment - 0.8%
National Semiconductor Corp.
3.95%, 04/15/2015	224,000	231,955
6.60%, 06/15/2017	410,000	476,356
Samsung Electronics America, Inc.
1.75%, 04/10/2017 - 144A	635,000	636,200
TSMC Global, Ltd.
1.63%, 04/03/2018 - 144A	607,000	588,447
Xilinx, Inc.
2.13%, 03/15/2019	113,000	111,653
3.00%, 03/15/2021	146,000	144,781
Software - 0.0% (F)
Autodesk, Inc.
3.60%, 12/15/2022	136,000	129,865
Transportation Infrastructure - 0.3%
Penske Truck Leasing Co., LP / PTL Finance Corp.
2.50%, 03/15/2016 - 144A	14,000	14,350
3.38%, 03/15/2018 - 144A	613,000	638,177
4.25%, 01/17/2023 - 144A	106,000	106,968
4.88%, 07/11/2022 - 144A	26,000	27,541

	Principal	Value
Wireless Telecommunication Services - 0.1%
Sprint Corp.
7.25%, 09/15/2021 - 144A	$ 184,000	$ 200,560

Total Corporate Debt Securities (cost $46,320,874)		47,150,054

	Shares	Value
PREFERRED STOCKS - 0.7%
Capital Markets - 0.3%
Morgan Stanley, 6.88% (A) (C)	9,150	237,168
Morgan Stanley - Series E, 7.13% (C)	10,525	279,228
State Street Corp. - Series D, 5.90% (C)	6,300	163,107
Commercial Banks - 0.2%
Wells Fargo & Co., 6.63% (C)	18,975	515,361
Consumer Finance - 0.0% (F)
Discover Financial Services - Series B, 6.50%	5,350	131,236
Household Durables - 0.2%
Garmin, Ltd., 3.25% (A)	11,299	624,383

Total Preferred Stocks (cost $1,728,412)		1,950,483

COMMON STOCKS - 54.1%
Aerospace & Defense - 3.4%
Boeing Co.	42,909	5,384,650
Honeywell International, Inc.	25,309	2,347,663
Precision Castparts Corp.	4,824	1,219,314
Airlines - 0.3%
United Continental Holdings, Inc. (G)	19,639	876,489
Automobiles - 0.5%
General Motors Co.	34,496	1,187,352
Beverages - 0.5%
Diageo PLC	41,030	1,272,983
Capital Markets - 1.9%
Blackstone Group, LP - Class A	140,793	4,681,367
Greenhill & Co., Inc. (A)	7,899	410,590
Chemicals - 3.9%
E.I. du Pont de Nemours & Co. (A)	75,194	5,045,517
LyondellBasell Industries NV - Class A	59,276	5,272,008
Commercial Banks - 2.6%
CIT Group, Inc.	45,214	2,216,390
U.S. Bancorp - Class A (A)	106,139	4,549,118
Communications Equipment - 0.5%
Motorola Solutions, Inc.	20,296	1,304,830
Computers & Peripherals - 1.6%
Apple, Inc.	7,654	4,108,208
Consumer Finance - 0.4%
American Express Co.	11,808	1,063,074
Diversified Financial Services - 0.9%
JPMorgan Chase & Co.	39,573	2,402,477
Diversified Telecommunication Services - 0.7%
CenturyLink, Inc. (A)	39,486	1,296,720
Verizon Communications, Inc. (A)	10,213	485,833
Electronic Equipment & Instruments - 1.9%
Amphenol Corp. - Class A (A)	8,051	737,874
TE Connectivity, Ltd.	69,766	4,200,611
Energy Equipment & Services - 0.2%
Noble Corp. PLC	14,875	487,007
Food Products - 1.0%
Hershey Co. (A)	11,170	1,166,148
Unilever PLC	34,322	1,465,402

The notes are an integral part of this report. Transamerica Series Trust	March 31, 2014 Form N-Q

Transamerica Janus Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2014

(unaudited)

	Shares	Value
Health Care Equipment & Supplies - 0.7%
Abbott Laboratories	48,933	$ 1,884,410
Health Care Providers & Services - 3.3%
Aetna, Inc.	57,696	4,325,469
AmerisourceBergen Corp. - Class A	25,021	1,641,127
Express Scripts Holding Co. (G)	37,009	2,779,006
Hotels, Restaurants & Leisure - 1.7%
Las Vegas Sands Corp.	46,884	3,787,290
Six Flags Entertainment Corp. (A)	19,563	785,454
Industrial Conglomerates - 0.6%
3M Co.	11,965	1,623,172
Insurance - 0.6%
Prudential PLC	78,106	1,651,770
Internet & Catalog Retail - 0.9%
priceline.com, Inc. (G)	1,993	2,375,437
Internet Software & Services - 1.0%
Google, Inc. - Class A (G)	2,460	2,741,695
IT Services - 1.8%
Automatic Data Processing, Inc.	9,930	767,192
Mastercard, Inc. - Class A	53,325	3,983,377
Leisure Equipment & Products - 1.3%
Mattel, Inc. (A)	86,915	3,486,161
Machinery - 0.3%
Dover Corp.	10,364	847,257
Media - 3.6%
CBS Corp. - Class B (A)	96,123	5,940,401
Time Warner Cable, Inc.	11,368	1,559,462
Viacom, Inc. - Class B	23,748	2,018,343
Oil, Gas & Consumable Fuels - 1.4%
Chevron Corp.	30,803	3,662,785
Pharmaceuticals - 6.6%
AbbVie, Inc. - Class G	73,659	3,786,073
Allergan, Inc.	26,030	3,230,323
Bristol-Myers Squibb Co.	34,674	1,801,314
ENDO International PLC (A) (G)	9,406	645,722
Johnson & Johnson	29,358	2,883,836
Mylan, Inc. (A) (G)	42,927	2,096,125
Shire PLC - Class B ADR	15,041	2,234,040
Zoetis, Inc. - Class A	29,834	863,396
Professional Services - 0.2%
Towers Watson & Co. - Class A	4,720	538,316
Real Estate Investment Trusts - 0.6%
Ventas, Inc.	27,274	1,651,986
Road & Rail - 2.1%
Canadian Pacific Railway, Ltd.	10,134	1,524,458
Union Pacific Corp.	20,753	3,894,508
Software - 2.4%
Intuit, Inc.	17,015	1,322,576
Microsoft Corp.	75,365	3,089,211
Oracle Corp.	48,683	1,991,622
Specialty Retail - 0.9%
AutoZone, Inc. (G)	1,780	956,038
Home Depot, Inc.	16,353	1,294,013
Textiles, Apparel & Luxury Goods - 1.6%
NIKE, Inc. - Class B	56,418	4,167,033
Tobacco - 2.2%
Altria Group, Inc. (A)	50,904	1,905,337
Philip Morris International, Inc.	47,137	3,859,106

Total Common Stocks (cost $117,140,148)		142,776,466

	Shares	Value
MASTER LIMITED PARTNERSHIP - 1.5%
Oil, Gas & Consumable Fuels - 1.5%
Enterprise Products Partners, LP	57,143	$ 3,963,439

Total Master Limited Partnership (cost $3,212,236)		3,963,439

SECURITIES LENDING COLLATERAL - 15.1%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.16% (H)	39,872,115	39,872,115

Total Securities Lending Collateral (cost $39,872,115)		39,872,115

	Principal	Value
REPURCHASE AGREEMENT - 1.1%
State Street Bank & Trust Co. 0.01% (H), dated 03/31/2014, to be repurchased at $2,919,652 on 04/01/2014. Collateralized by U.S. Government Agency Obligations, 2.50% - 4.00%, due 03/20/2028 - 08/15/2039, and with a total value of $2,980,734.	$ 2,919,651	2,919,651

Total Repurchase Agreement (cost $2,919,651)		2,919,651

Total Investment Securities (cost $274,930,830) (I)		302,259,277
Other Assets and Liabilities - Net - (14.5)%		(38,308,277)

Net Assets - 100.0%		$ 263,951,000

The notes are an integral part of this report. Transamerica Series Trust	March 31, 2014 Form N-Q

Transamerica Janus Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2014

(unaudited)

FORWARD FOREIGN CURRENCY CONTRACTS:

Currency	Counterparty	Contracts Bought (Sold)	Settlement Date	Amount in U.S. Dollars Bought (Sold)	Net Unrealized Appreciation (Depreciation)
GBP	HSBC	678,000	04/03/2014	$1,127,175	$3,127
GBP	HSBC	(578,000)	04/03/2014	(964,653)	1,062
GBP	HSBC	(100,000)	04/03/2014	(166,212)	(499)
GBP	RBC	(390,000)	04/10/2014	(648,500)	(1,639)
GBP	JPM	(565,000)	04/24/2014	(944,703)	2,935
GBP	JPM	(240,000)	04/24/2014	(400,721)	679
GBP	CSFB	(294,000)	05/08/2014	(489,519)	(482)
GBP	HSBC	(678,000)	05/15/2014	(1,125,999)	(3,943)

					$1,240

VALUATION SUMMARY: (J)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at March 31, 2014
ASSETS
Investment Securities
U.S. Government Obligations	$—	$43,523,343	$—	$43,523,343
U.S. Government Agency Obligations	—	15,076,289	—	15,076,289
Mortgage-Backed Securities	—	4,780,500	—	4,780,500
Asset-Backed Securities	—	246,937	—	246,937
Corporate Debt Securities	—	47,150,054	—	47,150,054
Preferred Stocks	1,950,483	—	—	1,950,483
Common Stocks	138,386,311	4,390,155	—	142,776,466
Master Limited Partnership	3,963,439	—	—	3,963,439
Securities Lending Collateral	39,872,115	—	—	39,872,115
Repurchase Agreement	—	2,919,651	—	2,919,651

Total Investment Securities	$184,172,348	$118,086,929	$—	$302,259,277

Derivative Financial Instruments
Forward Foreign Currency Contracts (K)	$—	$7,803	$—	$7,803

Total Derivative Financial Instruments	$—	$7,803	$—	$7,803

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at March 31, 2014
LIABILITIES
Derivative Financial Instruments
Forward Foreign Currency Contracts (K)	$—	$(6,563)	$—	$(6,563)

Total Derivative Financial Instruments	$—	$(6,563)	$—	$(6,563)

NOTES TO SCHEDULE OF INVESTMENTS:

(A)	All or a portion of this security is on loan. The value of all securities on loan is $39,034,053. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(B)	Illiquid. Total aggregate fair value of illiquid securities is $134,019, or 0.05% of the portfolio’s net assets.
(C)	Floating or variable rate note. Rate is listed as of March 31, 2014.
(D)	The security has a perpetual maturity. The date shown is the next call date.
(E)	Payment in-kind. Securities pay interest or dividends in the form of additional bonds or preferred stock. If a security makes cash payment in addition to in-kind, the cash rate is disclosed separately.
(F)	Percentage rounds to less than 0.1%.
(G)	Non-income producing security.
(H)	Rate shown reflects the yield at March 31, 2014.
(I)	Aggregate cost for federal income tax purposes is $274,930,830. Aggregate gross unrealized appreciation and depreciation for all securities in which there is an excess of value over tax cost were $28,253,916 and $925,469, respectively. Net unrealized appreciation for tax purposes is $27,328,447.
(J)	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers between Levels 1 and 2 during the period ended March 31, 2014. See the notes to the schedules of investments for more information regarding pricing inputs and valuation techniques.
(K)	Derivative financial instruments valued at unrealized appreciation (depreciation) on the instrument.

The notes are an integral part of this report. Transamerica Series Trust	March 31, 2014 Form N-Q

Transamerica Janus Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2014

(unaudited)

DEFINITIONS:

144A	144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2014, these securities aggregated $15,251,318, or 5.78% of the portfolio’s net assets.
ADR	American Depositary Receipt
CSFB	Credit Suisse First Boston
HSBC	HSBC Bank USA
JPM	JPMorgan Chase Bank
MTN	Medium Term Note
RBC	Royal Bank of Canada

CURRENCY ABBREVIATION:

GBP	Pound Sterling

The notes are an integral part of this report. Transamerica Series Trust	March 31, 2014 Form N-Q

Transamerica Jennison Growth VP

SCHEDULE OF INVESTMENTS

At March 31, 2014

(unaudited)

	Shares	Value
COMMON STOCKS - 99.9%
Aerospace & Defense - 5.1%
Boeing Co.	139,239	$ 17,473,102
Precision Castparts Corp.	75,289	19,030,048
United Technologies Corp.	136,497	15,948,309
Automobiles - 1.1%
Tesla Motors, Inc. (A) (B)	53,396	11,130,396
Biotechnology - 9.0%
Alexion Pharmaceuticals, Inc. (A)	108,031	16,434,756
Biogen IDEC, Inc. (A)	89,621	27,412,375
Celgene Corp. (A)	90,056	12,571,818
Gilead Sciences, Inc. (A)	237,669	16,841,225
Incyte Corp., Ltd. (A)	64,045	3,427,688
Intercept Pharmaceuticals, Inc. (A) (B)	12,056	3,975,948
Vertex Pharmaceuticals, Inc. (A)	156,745	11,085,007
Capital Markets - 2.1%
Goldman Sachs Group, Inc.	68,497	11,223,233
Morgan Stanley	321,617	10,024,802
Chemicals - 2.1%
Monsanto Co.	189,709	21,583,193
Computers & Peripherals - 3.2%
Apple, Inc.	59,884	32,142,138
Energy Equipment & Services - 1.3%
Schlumberger, Ltd.	140,663	13,714,642
Food & Staples Retailing - 3.2%
Costco Wholesale Corp.	152,426	17,022,936
Sprouts Farmers Market, Inc. (A) (B)	79,768	2,874,041
Whole Foods Market, Inc.	261,421	13,256,659
Food Products - 1.8%
Mead Johnson Nutrition Co. - Class A	85,644	7,120,442
Mondelez International, Inc. - Class A	318,070	10,989,319
Health Care Equipment & Supplies - 1.6%
Abbott Laboratories	410,777	15,819,022
Health Care Providers & Services - 1.0%
Express Scripts Holding Co. (A)	139,277	10,458,310
Hotels, Restaurants & Leisure - 4.3%
Chipotle Mexican Grill, Inc. - Class A (A)	17,909	10,173,207
Dunkin’ Brands Group, Inc. (B)	222,872	11,183,717
Las Vegas Sands Corp.	89,172	7,203,314
Marriott International, Inc. - Class A	59,400	3,327,588
Starbucks Corp.	168,775	12,384,710
Internet & Catalog Retail - 7.1%
Amazon.com, Inc. (A)	95,180	32,029,974
NetFlix, Inc. (A)	30,151	10,614,056
priceline.com, Inc. (A)	20,360	24,266,880
TripAdvisor, Inc. (A)	60,457	5,476,800
Internet Software & Services - 8.8%
Facebook, Inc. - Class A (A)	428,676	25,823,442
Google, Inc. - Class A (A)	40,005	44,585,973
LinkedIn Corp. - Class A (A)	81,037	14,986,983
Twitter, Inc. (A) (B)	96,727	4,514,249
IT Services - 6.9%
Accenture PLC - Class A	37,410	2,982,325
FleetCor Technologies, Inc. (A)	47,713	5,491,766
Mastercard, Inc. - Class A	494,752	36,957,975
Visa, Inc. - Class A	115,849	25,007,165
Life Sciences Tools & Services - 1.6%
Illumina, Inc. (A) (B)	108,919	16,191,899
Media - 4.6%
Discovery Communications, Inc. - Series A (A)	148,738	12,300,632
Pandora Media, Inc. (A)	117,041	3,548,683
Twenty-First Century Fox, Inc. - Class A	331,244	10,589,871
Walt Disney Co. - Class A	255,966	20,495,198

	Shares	Value
Oil, Gas & Consumable Fuels - 2.7%
Concho Resources, Inc. (A)	112,548	$ 13,787,130
EOG Resources, Inc.	69,874	13,707,183
Personal Products - 0.7%
Estee Lauder Cos., Inc. - Class A	108,966	7,287,646
Pharmaceuticals - 8.3%
Allergan, Inc.	155,013	19,237,113
Bristol-Myers Squibb Co.	387,563	20,133,898
Merck & Co., Inc.	286,110	16,242,465
Novo Nordisk A/S - ADR	448,634	20,480,142
Perrigo Co. PLC	53,199	8,227,757
Real Estate Investment Trusts - 1.2%
American Tower Corp. - Class A	150,336	12,308,008
Road & Rail - 2.8%
Canadian Pacific Railway, Ltd.	87,948	13,230,018
Union Pacific Corp.	79,179	14,858,731
Semiconductors & Semiconductor Equipment - 0.9%
ARM Holdings PLC - ADR (B)	171,800	8,756,646
Software - 8.4%
Adobe Systems, Inc. (A)	194,557	12,790,177
FireEye, Inc. (A) (B)	83,659	5,150,885
Red Hat, Inc. (A)	235,235	12,462,751
Salesforce.com, Inc. (A)	317,003	18,097,701
Splunk, Inc. (A)	159,047	11,370,270
Tableau Software, Inc. - Class A (A)	29,501	2,244,436
VMware, Inc. - Class A (A) (B)	142,695	15,413,914
Workday, Inc. - Class A (A)	94,491	8,639,312
Specialty Retail - 4.7%
Inditex SA	119,430	17,917,610
O’Reilly Automotive, Inc. (A)	38,895	5,771,629
Tiffany & Co.	58,029	4,999,198
TJX Cos., Inc.	318,896	19,341,042
Textiles, Apparel & Luxury Goods - 5.4%
Michael Kors Holdings, Ltd. (A)	132,376	12,346,710
NIKE, Inc. - Class B	278,864	20,596,895
Swatch Group AG	16,702	10,466,498
Under Armour, Inc. - Class A (A) (B)	105,468	12,090,852

Total Common Stocks (cost $719,514,197)		1,019,652,433

SECURITIES LENDING COLLATERAL - 7.5%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.16% (C)	76,251,319	76,251,319

Total Securities Lending Collateral (cost $76,251,319)		76,251,319

	Principal	Value
REPURCHASE AGREEMENT - 0.2%
State Street Bank & Trust Co. 0.01% (C), dated 03/31/2014, to be repurchased at $2,543,742 on 04/01/2014. Collateralized by a U.S. Government Agency Obligation, 3.00%, due 07/25/2037, and with a value of $2,596,972.	$ 2,543,741	2,543,741

Total Repurchase Agreement (cost $2,543,741)		2,543,741

Total Investment Securities (cost $798,309,257) (D)		1,098,447,493
Other Assets and Liabilities - Net - (7.6)%		(78,034,591)

Net Assets - 100.0%		$1,020,412,902

The notes are an integral part of this report. Transamerica Series Trust	March 31, 2014 Form N-Q

Transamerica Jennison Growth VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2014

(unaudited)

VALUATION SUMMARY: (E)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at March 31, 2014
ASSETS
Investment Securities
Common Stocks	$991,268,325	$28,384,108	$—	$1,019,652,433
Securities Lending Collateral	76,251,319	—	—	76,251,319
Repurchase Agreement	—	2,543,741	—	2,543,741

Total Investment Securities	$1,067,519,644	$30,927,849	$—	$1,098,447,493

NOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing security.
(B)	All or a portion of this security is on loan. The value of all securities on loan is $74,679,793. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(C)	Rate shown reflects the yield at March 31, 2014.
(D)	Aggregate cost for federal income tax purposes is $798,309,257. Aggregate gross unrealized appreciation and depreciation for all securities in which there is an excess of value over tax cost were $304,605,090 and $4,466,854, respectively. Net unrealized appreciation for tax purposes is $300,138,236.
(E)	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers between Levels 1 and 2 during the period ended March 31, 2014. See the notes to the schedules of investments for more information regarding pricing inputs and valuation techniques.

DEFINITION:

ADR	American Depositary Receipt

The notes are an integral part of this report. Transamerica Series Trust	March 31, 2014 Form N-Q

Transamerica JPMorgan Core Bond VP

SCHEDULE OF INVESTMENTS

At March 31, 2014

(unaudited)

	Principal	Value
U.S. GOVERNMENT OBLIGATIONS - 23.2%
U.S. Treasury Bond
4.38%, 02/15/2038 - 11/15/2039	$ 4,450,000	$ 5,130,179
4.50%, 05/15/2038	200,000	234,812
4.75%, 02/15/2037	390,000	473,972
5.00%, 05/15/2037	1,775,000	2,229,290
5.25%, 02/15/2029	130,000	162,642
5.38%, 02/15/2031	150,000	191,883
6.13%, 08/15/2029 (A)	100,000	136,359
6.25%, 05/15/2030	425,000	589,820
6.63%, 02/15/2027	100,000	139,359
7.50%, 11/15/2016 (A)	2,550,000	2,997,844
8.00%, 11/15/2021	1,000,000	1,394,375
8.50%, 02/15/2020	815,000	1,112,284
8.75%, 05/15/2020 - 08/15/2020 (A)	2,700,000	3,771,702
11.25%, 02/15/2015	1,065,000	1,168,047
U.S. Treasury Inflation Indexed Bond
2.13%, 02/15/2040	216,424	259,134
2.50%, 01/15/2029	108,937	132,290
U.S. Treasury Inflation Indexed Note
0.13%, 04/15/2016	529,805	544,126
0.50%, 04/15/2015	377,741	385,414
1.13%, 01/15/2021	534,595	567,506
1.25%, 04/15/2014	718,354	719,589
U.S. Treasury Note
1.00%, 06/30/2019 - 11/30/2019	900,000	858,079
1.38%, 11/30/2018	740,000	731,675
1.50%, 08/31/2018	200,000	199,625
1.75%, 10/31/2020	5,000,000	4,854,690
2.00%, 02/15/2022	200,000	193,375
2.13%, 08/15/2021	2,200,000	2,162,015
2.25%, 07/31/2018	500,000	515,781
2.38%, 05/31/2018	1,000,000	1,038,203
2.50%, 03/31/2015	95,000	97,227
2.63%, 08/15/2020 - 11/15/2020	1,000,000	1,027,198
2.75%, 12/31/2017 (A)	50,000	52,723
3.13%, 10/31/2016 - 05/15/2021	1,800,000	1,900,956
3.38%, 11/15/2019	150,000	161,754
3.50%, 02/15/2018 - 05/15/2020	3,400,000	3,680,657
3.63%, 02/15/2020 (A)	400,000	436,500
3.63%, 02/15/2021	350,000	380,734
4.75%, 08/15/2017	1,035,000	1,160,494
U.S. Treasury STRIPS
Zero Coupon, 11/15/2016 - 11/15/2034 (A)	19,392,000	16,810,481
Zero Coupon, 08/15/2017 - 05/15/2035	77,562,000	60,286,537

Total U.S. Government Obligations (cost $117,355,444)		118,889,331

U.S. GOVERNMENT AGENCY OBLIGATIONS - 37.8%
Fannie Mae
Zero Coupon, 06/01/2017 - 11/15/2021	700,000	604,175
0.41%, 11/25/2046 (B)	421,329	418,177
0.50%, 01/01/2023 (B)	2,000,000	1,997,496
0.51%, 01/01/2023 (B)	975,798	973,757
0.52%, 01/01/2023 (B)	976,725	975,565
0.55%, 01/01/2023 (B)	731,999	730,740
0.61%, 08/25/2019 (B)	372,623	373,234
0.70%, 08/25/2042 (B)	922,248	923,628
0.71%, 08/01/2022 (B)	968,113	966,614
0.93%, 04/01/2022 (B)	600,000	598,866
1.40%, 07/01/2017	1,000,000	1,006,333

	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Fannie Mae (continued)
1.94%, 07/01/2019	$ 1,000,000	$ 1,005,617
1.99%, 01/01/2017	1,000,000	999,933
2.01%, 07/01/2019 - 06/01/2020	3,000,000	2,977,926
2.03%, 08/01/2019	1,015,000	1,010,042
2.34%, 01/01/2023	996,924	951,555
2.36%, 01/01/2036 (B)	100,697	107,138
2.38%, 12/01/2022	1,000,000	958,659
2.39%, 01/25/2023 (B)	1,000,000	938,309
2.40%, 02/01/2023	1,000,000	957,643
2.44%, 01/01/2038 (B)	43,172	45,064
2.46%, 02/01/2023	976,666	940,908
2.51%, 06/01/2023	986,494	947,998
2.52%, 05/01/2023	1,000,000	948,177
2.65%, 08/01/2022	500,000	484,811
2.67%, 07/01/2022	1,500,000	1,458,350
2.70%, 04/01/2023	1,480,067	1,443,458
2.76%, 06/01/2023	992,021	970,559
2.97%, 11/01/2018	471,342	491,196
3.00%, 01/01/2043	952,929	912,502
3.03%, 12/01/2021	481,126	489,570
3.12%, 01/01/2022	500,000	510,793
3.38%, 01/01/2018	500,000	530,900
3.50%, 01/25/2024 - 06/01/2043	13,141,594	13,214,842
3.51%, 12/25/2023 (B)	1,776,000	1,809,106
3.54%, 01/01/2018	476,281	507,062
3.59%, 10/01/2020	99,359	104,961
3.64%, 10/01/2020	1,377,051	1,456,796
3.65%, 04/25/2021	866,000	913,017
3.67%, 07/01/2023	2,000,000	2,065,524
3.73%, 06/25/2021	500,000	527,161
3.74%, 06/01/2018 - 07/01/2023	1,938,162	2,078,100
3.76%, 04/25/2021 - 06/25/2021	2,000,000	2,102,753
3.77%, 08/01/2021	694,339	734,313
3.86%, 07/01/2021	960,879	1,021,475
3.87%, 08/01/2021	965,933	1,026,112
3.92%, 08/01/2021	1,488,224	1,585,300
3.94%, 07/01/2021	500,000	532,148
3.97%, 06/01/2021 - 07/01/2021	967,593	1,033,204
3.98%, 08/01/2021	1,039,354	1,108,976
3.99%, 07/01/2021	478,938	512,285
4.00%, 07/01/2042	2,755,886	2,844,399
4.02%, 08/01/2021	1,284,863	1,377,014
4.05%, 08/01/2021	848,466	909,232
4.06%, 07/01/2021 - 09/01/2021	1,480,654	1,588,920
4.16%, 03/01/2021	478,159	516,579
4.23%, 03/01/2020	921,486	999,611
4.24%, 06/01/2021	990,360	1,072,704
4.25%, 04/01/2021	500,000	541,209
4.27%, 06/01/2021	451,529	491,065
4.32%, 06/01/2021	773,196	841,336
4.37%, 04/01/2020	237,633	259,586
4.38%, 04/01/2021	397,854	434,191
4.39%, 05/01/2021	248,888	271,896
4.45%, 07/01/2026	483,560	509,498
4.50%, 08/01/2018 - 03/01/2019	953,117	1,010,021
4.65%, 06/01/2021	966,014	1,067,108
5.00%, 05/11/2017 - 08/01/2040	2,502,967	2,715,455
5.50%, 03/01/2017 - 05/01/2036	884,436	963,709
6.00%, 08/01/2014 - 11/01/2037	961,023	1,062,803
6.00%, 12/01/2032 (B)	130,954	147,927
6.50%, 03/01/2017 - 10/01/2036	260,188	289,899
7.00%, 09/01/2017	30,038	31,581
8.00%, 06/01/2039	23,330	26,819
9.00%, 10/01/2019	20,787	20,997
Fannie Mae, PO
09/01/2024 - 12/25/2043	1,637,056	1,232,123

The notes are an integral part of this report. Transamerica Series Trust	March 31, 2014 Form N-Q

Transamerica JPMorgan Core Bond VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2014

(unaudited)

	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Fannie Mae, PO, Series MTN
05/15/2030	$ 400,000	$ 207,089
Fannie Mae REMIC
0.40%, 06/27/2036 (B)	205,291	205,103
0.45%, 08/25/2041 (B)	461,653	457,290
0.50%, 04/25/2035 - 08/25/2036 (B)	195,194	194,919
0.65%, 05/25/2035 - 10/25/2042 (B)	3,225,902	3,214,617
4.00%, 10/25/2025 - 04/25/2033	1,333,356	1,416,790
5.00%, 09/25/2023 - 08/25/2040	2,068,815	2,224,818
5.50%, 04/25/2017 - 07/25/2038	4,358,850	4,759,597
5.75%, 06/25/2033	490,788	535,092
5.94%, 12/25/2042 (B)	200,791	226,313
6.00%, 11/25/2032 - 11/25/2039	1,166,895	1,301,693
6.39%, 10/25/2042 (B)	50,606	56,274
6.50%, 02/25/2022 - 05/25/2044	1,016,851	1,149,107
6.68%, 12/25/2042 (B)	101,017	117,871
6.79%, 07/25/2023 (B)	270,668	301,341
7.00%, 03/25/2031 - 11/25/2041	2,316,383	2,658,564
7.26%, 08/25/2033 (B)	71,983	69,708
8.00%, 05/25/2022	52,410	60,056
9.50%, 06/25/2018	39,258	42,851
10.00%, 03/25/2032 (B)	12,090	15,155
10.99%, 07/25/2035 (B)	138,102	157,116
12.24%, 09/25/2033 (B)	29,610	35,353
13.36%, 07/25/2033 (B)	54,863	65,825
13.69%, 03/25/2038 (B)	23,001	27,754
14.20%, 12/25/2032 (B)	17,298	22,037
15.19%, 11/25/2031 (B)	54,519	73,497
16.08%, 05/25/2034 (B)	66,658	85,080
16.99%, 07/25/2035 (B)	149,622	205,542
19.10%, 04/25/2034 - 05/25/2034 (B)	348,621	485,832
19.38%, 08/25/2032 (B)	63,498	80,012
22.56%, 06/25/2035 (B)	193,178	276,569
23.38%, 05/25/2034 (B)	26,654	39,921
24.00%, 03/25/2036 (B)	50,992	80,923
24.69%, 02/25/2032 (B)	17,281	26,163
25.58%, 10/25/2036 (B)	23,361	36,322
25.94%, 12/25/2036 (B)	39,684	63,233
Fannie Mae REMIC, IO
0.95%, 08/25/2042 (B)	718,131	15,897
1.60%, 01/25/2038 (B)	104,846	9,216
2.44%, 04/25/2041 (B)	306,518	22,189
4.00%, 10/25/2014	146,445	2,257
5.00%, 03/25/2023	131,862	9,475
5.50%, 05/25/2033	2,220	36
5.70%, 09/25/2038 (B)	430,266	49,826
5.76%, 02/25/2038 (B)	300,450	34,375
5.95%, 06/25/2037 (B)	191,048	24,596
6.03%, 12/25/2039 (B)	85,826	8,780
6.05%, 03/25/2038 (B)	65,888	7,367
6.27%, 04/25/2040 (B)	109,927	13,968
6.35%, 06/25/2023 (B)	66,993	8,146
6.38%, 01/25/2041 (B)	656,832	131,268
6.39%, 09/25/2037 (B)	132,853	19,208
6.40%, 02/25/2039 (B)	110,034	18,788
6.43%, 06/25/2036 (B)	92,209	14,650
6.50%, 05/25/2033	69,962	15,159
6.55%, 03/25/2036 (B)	1,387,974	276,872
7.00%, 07/25/2037 (B)	249,031	38,376
7.00%, 06/25/2033	82,065	18,284
Fannie Mae REMIC, PO
12/25/2032 - 10/25/2043	2,260,761	1,891,007
Financing Corp. Fico, PO
Series 2010-P
11/30/2017	1,000,000	942,591
Series 2011-75, Class FA
05/11/2018	1,700,000	1,577,716

	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Financing Corp. Fico, PO (continued)
Series D-P
09/26/2019	$ 1,000,000	$ 877,485
Freddie Mac
0.61%, 09/15/2042 (B)	911,171	904,640
0.66%, 08/15/2042 - 10/15/2042 (B)	2,300,290	2,292,046
0.71%, 07/15/2042 - 08/15/2042 (B)	2,061,742	2,059,240
1.33%, 10/25/2044 (B)	389,197	392,453
2.09%, 07/01/2036 (B)	96,821	102,894
2.11%, 08/01/2036 (B)	122,228	129,402
2.12%, 10/01/2036 (B)	63,083	66,889
2.29%, 11/01/2036 (B)	85,828	91,089
2.32%, 12/01/2036 - 03/01/2037 (B)	112,232	120,732
2.38%, 05/01/2036 (B)	65,614	69,011
2.48%, 10/01/2036 (B)	86,322	92,293
2.49%, 02/01/2037 (B)	202,267	215,115
2.50%, 09/01/2034 (B)	105,778	113,517
2.67%, 06/01/2036 (B)	292,995	315,245
3.00%, 01/15/2043	467,849	460,552
3.50%, 01/01/2032 - 06/01/2043	4,404,091	4,409,998
3.98%, 02/01/2036 (B)	282,969	303,589
4.00%, 06/01/2042 - 01/01/2043	2,822,530	2,912,115
4.50%, 05/01/2041	653,811	697,265
5.00%, 10/01/2017 - 09/15/2035	361,667	252,171
5.05%, 01/01/2035 (B)	79,311	83,918
5.50%, 08/23/2017 - 08/01/2038	1,956,402	2,177,100
6.00%, 10/01/2017 - 12/01/2034	748,497	810,260
6.50%, 04/01/2016 - 02/25/2043	519,994	577,681
6.80%, 07/25/2032 (B)	250,402	290,729
7.00%, 01/01/2031 - 02/25/2043	257,954	295,964
7.50%, 08/25/2042 (B)	98,434	117,213
Freddie Mac REMIC
0.51%, 06/15/2043 (B)	1,738,220	1,714,928
0.56%, 07/15/2037 - 10/15/2041 (B)	1,540,949	1,541,289
0.60%, 02/15/2037 (B)	34,949	35,029
0.61%, 03/15/2039 - 08/15/2039 (B)	1,216,122	1,220,549
3.50%, 08/15/2039	3,351,251	3,439,218
4.00%, 12/15/2041	780,908	803,716
4.50%, 02/15/2020	109,239	113,188
5.00%, 12/15/2022 - 05/15/2041	1,931,798	2,057,315
5.50%, 03/15/2017 - 05/15/2038	3,029,892	3,280,680
5.50%, 05/15/2041 (B)	240,053	261,216
6.00%, 05/15/2027 - 09/15/2036	3,467,868	3,838,025
6.38%, 03/15/2032	225,823	243,080
6.40%, 11/15/2023	78,134	86,578
6.50%, 08/15/2031 - 07/15/2036	1,279,204	1,427,915
7.00%, 03/15/2024 - 05/15/2032	2,004,058	2,285,976
7.25%, 09/15/2030 - 12/15/2030	394,114	452,646
7.50%, 02/15/2023 - 08/15/2030	215,934	245,173
8.00%, 01/15/2030	315,735	365,179
8.50%, 09/15/2020	30,108	32,454
9.93%, 07/15/2032 (B)	116,191	133,006
12.98%, 07/15/2033 (B)	73,957	87,706
13.89%, 05/15/2030 (B)	1,926	1,938
14.47%, 09/15/2033 (B)	22,177	27,881
16.98%, 02/15/2040 (B)	100,000	147,743
23.93%, 06/15/2034 (B)	142,580	213,633
Freddie Mac REMIC, IO
2.07%, 01/15/2040 (B)	404,386	26,069
4.50%, 07/15/2037	272,984	33,258
5.50%, 07/15/2024	13,919	275
5.85%, 11/15/2037 - 02/15/2039 (B)	385,698	54,665
6.05%, 06/15/2038 (B)	553,043	73,126
6.22%, 10/15/2037 (B)	1,163,790	147,246
6.27%, 11/15/2037 (B)	169,991	20,085
6.65%, 04/15/2038 (B)	101,812	13,071
6.95%, 07/15/2036 (B)	60,507	11,798

The notes are an integral part of this report. Transamerica Series Trust	March 31, 2014 Form N-Q

Transamerica JPMorgan Core Bond VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2014

(unaudited)

	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Freddie Mac REMIC, IO (continued)
7.55%, 07/15/2017 (B)	$ 50,799	$ 2,870
7.85%, 03/15/2032 (B)	75,381	17,740
Freddie Mac REMIC, PO
03/15/2019 - 01/15/2040	1,256,639	1,195,211
Ginnie Mae
0.46%, 08/20/2060 (B)	841,834	841,136
0.50%, 12/20/2062 (B)	451,990	446,897
0.57%, 03/20/2063 (B)	958,791	949,558
0.59%, 04/20/2060 (B)	884,189	885,642
0.61%, 11/20/2059 - 03/20/2060 (B)	759,653	760,905
0.63%, 01/20/2061 (B)	972,842	970,629
0.71%, 07/20/2062 (B)	291,893	291,887
0.74%, 09/20/2062 (B)	944,083	944,887
0.76%, 02/20/2064 (B)	1,528,807	1,532,770
0.81%, 05/20/2061 - 03/20/2064 (B)	2,363,458	2,364,649
0.86%, 05/20/2061 (B)	440,475	442,232
1.65%, 01/20/2063 - 02/20/2063	3,547,909	3,456,348
1.75%, 03/20/2063	995,359	971,866
5.00%, 04/16/2023 - 07/16/2033	1,681,087	1,876,366
5.50%, 11/20/2020 - 09/20/2039	2,559,966	2,795,064
5.52%, 07/20/2040 (B)	644,310	697,241
5.83%, 12/20/2038 (B)	246,886	273,136
6.00%, 08/20/2016 - 08/20/2039	750,554	843,970
6.50%, 10/16/2024 - 06/20/2033	3,506,661	4,024,261
7.33%, 11/20/2030	30,163	34,459
7.50%, 11/20/2029	104,083	120,627
8.00%, 01/15/2016 - 06/20/2030	107,088	125,843
8.50%, 02/16/2030	307,127	366,785
9.00%, 05/16/2027	18,676	21,512
13.09%, 10/20/2037 (B)	70,612	84,353
16.06%, 06/17/2035 (B)	60,224	72,051
16.38%, 05/18/2034 (B)	31,401	36,638
19.24%, 04/16/2034 (B)	71,347	101,076
19.74%, 09/20/2037 (B)	35,868	49,949
22.73%, 04/20/2037 (B)	100,679	154,009
28.70%, 09/20/2034 (B)	53,769	87,648
31.82%, 04/20/2031 (B)	16,763	32,518
Ginnie Mae, IO
5.50%, 10/16/2037	365,917	56,120
5.54%, 12/20/2038 (B)	128,116	16,430
5.67%, 02/20/2038 (B)	204,615	31,200
5.84%, 11/20/2037 (B)	190,161	25,204
5.92%, 06/20/2039 (B)	159,276	23,049
5.94%, 10/20/2034 - 08/20/2039 (B)	418,831	60,790
5.95%, 02/16/2039 (B)	108,001	15,150
6.04%, 03/20/2037 - 06/20/2038 (B)	395,496	61,223
6.11%, 04/20/2039 (B)	201,940	29,663
6.14%, 09/20/2035 - 03/20/2039 (B)	547,414	85,606
6.19%, 03/20/2039 (B)	184,100	26,780
6.25%, 05/16/2038 - 06/16/2039 (B)	739,527	101,844
6.32%, 06/16/2037 (B)	180,309	27,032
6.34%, 10/20/2037 (B)	99,282	16,339
6.35%, 03/16/2034 (B)	410,636	37,800
6.39%, 11/20/2037 - 12/20/2037 (B)	188,208	27,222
6.50%, 03/20/2039	94,803	20,997
6.54%, 07/20/2036 (B)	110,214	10,300
6.59%, 11/20/2033 - 07/20/2037 (B)	403,478	59,124
6.62%, 08/20/2037 (B)	268,381	40,311
6.66%, 04/16/2037 (B)	100,049	17,401
6.74%, 03/20/2038 (B)	106,170	16,034
6.79%, 10/20/2032 (B)	190,340	14,611
7.80%, 04/16/2032 (B)	154,672	35,359
Ginnie Mae, PO
02/17/2033 - 01/20/2038	524,368	486,636
NCUA Guaranteed Notes Trust
Series 2010-C1, Class A2
2.90%, 10/29/2020	700,000	725,690

	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
NCUA Guaranteed Notes Trust (continued)
Series 2010-C1, Class APT
2.65%, 10/29/2020	$ 853,079	$ 874,759
Residual Funding Corp., PO
10/15/2019 - 10/15/2020	8,120,000	7,002,864
Tennessee Valley Authority
Zero Coupon, 05/01/2019	200,000	175,840
4.63%, 09/15/2060	22,000	21,520
5.25%, 09/15/2039	300,000	339,717
5.88%, 04/01/2036	150,000	183,454
Tennessee Valley Authority, PO
11/01/2025 - 01/15/2038	900,000	531,617

Total U.S. Government Agency Obligations (cost $193,792,975)		194,070,663

FOREIGN GOVERNMENT OBLIGATIONS - 1.0%
African Development Bank
8.80%, 09/01/2019	225,000	288,936
Israel Government AID Bond
Zero Coupon, 03/15/2019 - 02/15/2022	2,500,000	2,086,588
5.50%, 09/18/2033	100,000	121,628
Series 2010-Z
Zero Coupon, 02/15/2025	500,000	341,871
Mexico Government International Bond
4.00%, 10/02/2023	232,000	234,320
Mexico Government International Bond, Series MTN
3.50%, 01/21/2021	244,000	247,050
4.75%, 03/08/2044	60,000	57,000
5.55%, 01/21/2045	448,000	476,000
Poland Government International Bond
4.00%, 01/22/2024	133,000	133,698
Province of Ontario Canada
0.95%, 05/26/2015	250,000	251,835
1.65%, 09/27/2019	173,000	167,651
2.70%, 06/16/2015	100,000	102,832
Turkey Government International Bond
5.75%, 03/22/2024 (A)	200,000	206,900
6.63%, 02/17/2045	200,000	210,750

Total Foreign Government Obligations (cost $4,958,165)		4,927,059

MORTGAGE-BACKED SECURITIES - 7.9%
A10 Securitization LLC
Series 2012-1, Class A
3.49%, 04/15/2024 - 144A	104,810	105,394
Series 2013-1, Class A
2.40%, 11/15/2025 - 144A	250,000	250,696
A10 Term Asset Financing LLC
Series 2013-2, Class A
2.62%, 11/15/2027 - 144A	680,000	677,918
Series 2013-2, Class B
4.38%, 11/15/2027 - 144A	250,000	248,724
AJAX Mortgage Loan Trust
Series 2013-A, Class A
3.50%, 02/25/2051 - 144A (B) (C)	436,144	430,789
Series 2013-B, Class A1
3.75%, 03/25/2052 - 144A (B) (C)	436,009	439,095
American General Mortgage Loan Trust
Series 2009-1, Class A7
5.75%, 09/25/2048 - 144A (B)	129,036	130,439
Series 2010-1A, Class A1
5.15%, 03/25/2058 - 144A (B)	18,855	19,025
Series 2010-1A, Class A2
5.65%, 03/25/2058 - 144A (B)	143,570	146,120

The notes are an integral part of this report. Transamerica Series Trust	March 31, 2014 Form N-Q

Transamerica JPMorgan Core Bond VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2014

(unaudited)

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
American Tower Trust I
Series 2013-1A, Class 1A
1.55%, 03/15/2018 - 144A	$ 63,000	$ 61,538
ASG Resecuritization Trust
Series 2009-1, Class A60
2.20%, 06/26/2037 - 144A (B)	128,614	126,455
Series 2009-2, Class A55
5.10%, 05/24/2036 - 144A (B)	24,630	24,926
Series 2009-3, Class A65
2.08%, 03/26/2037 - 144A (B)	159,471	159,140
Series 2009-4, Class A60
6.00%, 06/28/2037 - 144A	101,549	105,536
Series 2010-3, Class 2A22
0.33%, 10/28/2036 - 144A (B)	4,056	4,035
Banc of America Alternative Loan Trust
Series 2003-7, Class 1CB1
5.50%, 09/25/2033	216,275	225,217
Series 2003-7, Class 2A4
5.00%, 09/25/2018	22,646	22,952
Banc of America Commercial Mortgage Trust
Series 2006-3, Class A4
5.89%, 07/10/2044 (B)	152,541	164,970
Series 2006-5, Class A4
5.41%, 09/10/2047	75,000	80,937
Banc of America Funding Corp.
Series 2005-E, Class 4A1
2.66%, 03/20/2035 (B)	267,343	268,613
Series 2010-R11A, Class 1A6
5.16%, 08/26/2035 - 144A (B)	72,812	74,588
Series 2010-R5, Class 1A1
5.50%, 10/26/2037 - 144A	102,394	106,101
Series 2012-R6, Class 1A1
3.00%, 10/26/2039 - 144A (C)	322,409	320,176
Banc of America Funding Corp., PO
Series 2004-1
03/25/2034	44,218	35,093
Series 2005-7, Class 30
11/25/2035	62,432	46,748
Series 2005-8, Class 30
01/25/2036	22,276	17,069
Banc of America Merrill Lynch Commercial Mortgage, Inc.
Series 2005-3, Class AM
4.73%, 07/10/2043	50,000	51,544
Series 2005-6, Class ASB
5.18%, 09/10/2047 (B)	10,635	10,633
Series 2007-5, Class A4
5.49%, 02/10/2051	300,000	326,497
Banc of America Mortgage Securities, Inc.
Series 2003-J, Class 3A2
2.75%, 11/25/2033 (B)	215,185	217,593
Series 2004-3, Class 1A26
5.50%, 04/25/2034	141,652	146,246
Series 2004-6, Class 1A3
5.50%, 05/25/2034	125,546	131,972
Banc of America Re-REMIC Trust
Series 2012-PARK, Class A
2.96%, 12/10/2030 - 144A	100,000	96,320
BB-UBS Trust
Series 2012-SHOW, Class A
3.43%, 11/05/2036 - 144A	550,000	525,863
Series 2012-TFT, Class A
2.89%, 06/05/2030 - 144A	350,000	333,645
BCAP LLC Trust
Series 2010-RR7, Class 2A1
2.48%, 07/26/2045 - 144A (B)	192,695	186,547

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
BCAP LLC Trust (continued)
Series 2011-RR10, Class 2A1
0.90%, 09/26/2037 - 144A (B)	$ 338,617	$ 309,540
Series 2012-RR10, Class 1A1
0.39%, 02/26/2037 - 144A (B)	357,112	337,730
Series 2012-RR10, Class 3A1
0.35%, 05/26/2036 - 144A (B)	334,971	316,114
Series 2012-RR2, Class 1A1
0.32%, 08/26/2036 - 144A (B)	231,549	224,902
Series 2012-RR3, Class 2A5
2.28%, 05/26/2037 - 144A (B)	251,056	251,607
Series 2012-RR4, Class 8A3
0.38%, 06/26/2047 - 144A (B)	340,885	323,624
Bear Stearns Adjustable Rate Mortgage Trust
Series 2006-1, Class A1
2.38%, 02/25/2036 (B)	188,274	187,832
Bear Stearns Alt-A Trust
Series 2004-6, Class 1A
0.79%, 07/25/2034 (B)	480,555	456,102
CAM Mortgage Trust
Series 2013-1, Class A
3.97%, 11/25/2057 - 144A (B) (C)	32,737	32,792
Series 2014-1, Class A
3.35%, 12/15/2053 - 144A (B)	121,715	121,829
CD Commercial Mortgage Trust
Series 2005-CD1, Class AJ
5.22%, 07/15/2044 (B)	100,000	104,936
Chase Mortgage Finance Corp.
Series 2004-S3, Class 2A5
5.50%, 03/25/2034	106,995	111,023
Series 2007-A1, Class 1A3
2.68%, 02/25/2037 (B)	253,641	254,733
Series 2007-A2, Class 2A1
2.66%, 07/25/2037 (B)	99,249	99,900
Citigroup Commercial Mortgage Trust
2.11%, 01/12/2030 - 144A	96,966	97,679
Citigroup Mortgage Loan Trust, Inc.
Series 2003-1, Class 2A5
5.25%, 10/25/2033	69,807	72,367
Series 2010-8, Class 5A6
4.00%, 11/25/2036 - 144A	512,573	528,386
Series 2010-8, Class 6A6
4.50%, 12/25/2036 - 144A	568,127	588,518
Series 2012-A, Class A
2.50%, 06/25/2051 - 144A (C)	120,127	117,153
COBALT CMBS Commercial Mortgage Trust
Series 2006-C1, Class A4
5.22%, 08/15/2048	74,390	79,805
Commercial Mortgage Pass-Through Certificates
2.99%, 04/12/2035	125,000	119,777
Series 2012-MVP, Class A
2.09%, 11/17/2026 - 144A (B)	93,261	93,674
Series 2014-TWC, Class A
1.01%, 02/13/2032 - 144A (B)	200,000	200,126
Countrywide Alternative Loan Trust
Series 2004-18CB, Class 2A4
5.70%, 09/25/2034	24,612	25,026
Series 2004-2CB, Class 1A9
5.75%, 03/25/2034	448,040	453,038
Series 2005-28CB, Class 1A4
5.50%, 08/25/2035	374,892	354,285
Series 2005-54CB, Class 1A11
5.50%, 11/25/2035	148,739	134,065
Countrywide Alternative Loan Trust, IO
Series 2005-20CB, Class 3A8
4.60%, 07/25/2035 (B)	619,287	74,777

The notes are an integral part of this report. Transamerica Series Trust	March 31, 2014 Form N-Q

Transamerica JPMorgan Core Bond VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2014

(unaudited)

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
Countrywide Alternative Loan Trust, IO (continued)
Series 2005-22T1, Class A2
4.92%, 06/25/2035 (B)	$ 1,007,571	$ 123,984
Series 2005-J1, Class 1A4
4.95%, 02/25/2035 (B)	499,343	50,525
Countrywide Alternative Loan Trust, PO
Series 2003-J1, Class J1
10/25/2033	32,188	27,265
Countrywide Home Loan Mortgage Pass-Through Trust
Series 2004-3, Class A26
5.50%, 04/25/2034	178,883	186,529
Series 2004-3, Class A4
5.75%, 04/25/2034	107,330	110,979
Series 2004-7, Class 2A1
2.67%, 06/25/2034 (B)	52,547	51,270
Series 2004-8, Class 2A1
4.50%, 06/25/2019	43,497	44,812
Series 2004-HYB1, Class 2A
2.59%, 05/20/2034 (B)	49,951	47,519
Series 2005-22, Class 2A1
2.59%, 11/25/2035 (B)	285,299	237,008
Credit Suisse Commercial Mortgage Trust
Series 2006-C2, Class A3
5.64%, 03/15/2039 (B)	150,000	160,832
Credit Suisse First Boston Mortgage Securities Corp.
Series 2003-21, Class 1A4
5.25%, 09/25/2033	81,549	85,433
Series 2003-27, Class 5A4
5.25%, 11/25/2033	91,714	93,674
Series 2004-5, Class 3A1
5.25%, 08/25/2019	36,469	37,481
Credit Suisse Mortgage Capital Certificates
Series 2010-11R, Class A6
1.16%, 06/28/2047 - 144A (B)	917,808	877,517
Series 2011-1R, Class A1
1.16%, 02/27/2047 - 144A (B)	99,672	99,506
Series 2011-6R, Class 3A1
2.70%, 07/28/2036 - 144A (B)	83,798	84,254
Series 2011-7R, Class A1
1.41%, 08/28/2047 - 144A (B)	50,723	50,658
Series 2011-9R, Class A1
2.16%, 03/27/2046 - 144A (B)	201,428	202,420
Series 2012-3R, Class 1A1
3.25%, 07/27/2037 - 144A (B)	136,140	135,561
DBRR Trust
Series 2012-EZ1, Class A
0.95%, 09/25/2045 - 144A	26,494	26,499
Series 2013-EZ2, Class A
0.85%, 02/25/2045 - 144A (B)	340,878	340,036
FDIC Trust
Series 2013-N1, Class A
4.50%, 10/25/2018 - 144A	110,579	112,182
GMAC Mortgage Corp., Loan Trust
Series 2003-J7, Class A10
5.50%, 11/25/2033	39,032	40,793
Series 2004-J5, Class A7
6.50%, 01/25/2035	61,923	65,050
Greenwich Capital Commercial Funding Corp.
Series 2006-GG7, Class AM
5.82%, 07/10/2038 (B)	50,000	54,425
GS Mortgage Securities Corp. II
Series 2013-KING, Class A
2.71%, 12/10/2027 - 144A	148,261	148,201

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
GS Mortgage Securities Trust
Series 2011-GC5, Class D
5.31%, 08/10/2044 - 144A (B)	$ 200,000	$ 204,174
Series 2013-NYC5, Class A
2.32%, 01/10/2030 - 144A	100,000	100,246
GSMPS Mortgage Loan Trust
Series 2005-RP2, Class 1AF
0.50%, 03/25/2035 - 144A (B)	264,632	231,360
Series 2005-RP3, Class 1AF
0.50%, 09/25/2035 - 144A (B)	157,858	134,777
GSR Mortgage Loan Trust
Series 2004-6F, Class 2A4
5.50%, 05/25/2034	162,873	174,280
Series 2004-8F, Class 2A3
6.00%, 09/25/2034	142,279	148,292
Series 2005-7F, Class 3A9
6.00%, 09/25/2035	196,299	203,324
Series 2006-1F, Class 2A4
6.00%, 02/25/2036	179,237	166,168
Series 2007-1F, Class 2A4
5.50%, 01/25/2037	324,474	323,977
Homeowner Assistance Program Reverse Mortgage Loan Trust
Series 2013-RM1, Class A
4.00%, 05/26/2053 - 144A (C)	822,348	804,668
Impac Secured Assets CMN Owner Trust
Series 2006-1, Class 2A1
0.50%, 05/25/2036 (B)	165,262	161,983
Series 2006-2, Class 2A1
0.50%, 08/25/2036 (B)	64,124	62,749
IndyMac Index Mortgage Loan Trust, IO
Series 2005-AR11, Class A7
1.00%, 08/25/2035 (B)	1,076,188	337
JPMorgan Chase Commercial Mortgage Securities Corp.
Series 2006-CB15, Class A4
5.81%, 06/12/2043 (B)	113,717	122,746
Series 2007-C1, Class A4
5.72%, 02/15/2051	500,000	552,368
JPMorgan Chase Commercial Mortgage Securities Corp., IO
Series 2006-LDP8, Class X
0.54%, 05/15/2045 (B)	4,364,919	50,991
JPMorgan Mortgage Trust
Series 2006-A2, Class 5A3
2.55%, 11/25/2033 (B)	108,680	108,726
Ladder Capital Commercial Mortgage Trust
Series 2013-GCP, Class A2
3.99%, 02/15/2036 - 144A	154,000	145,704
LB-UBS Commercial Mortgage Trust
Series 2007-C2, Class A3
5.43%, 02/15/2040	164,779	181,576
LVII Resecuritization Trust
Series 2009-2, Class M3
5.20%, 09/27/2037 - 144A (B)	300,000	307,311
MASTR Adjustable Rate Mortgages Trust
Series 2004-13, Class 2A1
2.64%, 04/21/2034 (B)	132,709	134,642
Series 2004-13, Class 3A7
2.65%, 11/21/2034 (B)	76,722	78,360
Series 2004-3, Class 4A2
2.33%, 04/25/2034 (B)	47,625	44,339
MASTR Alternative Loan Trust
Series 2004-10, Class 1A1
4.50%, 09/25/2019	59,808	60,977
Series 2004-5, Class 5A1
4.75%, 06/25/2019	49,200	50,658

The notes are an integral part of this report. Transamerica Series Trust	March 31, 2014 Form N-Q

Transamerica JPMorgan Core Bond VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2014

(unaudited)

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
MASTR Asset Securitization Trust
Series 2003-10, Class 3A1
5.50%, 11/25/2033	$ 128,107	$ 134,384
MASTR Resecuritization Trust, PO
Series 2005, Class 3
05/28/2035 - 144A	108,751	87,001
Merrill Lynch Mortgage Investors Trust
Series 2003-E, Class A1
0.77%, 10/25/2028 (B)	556,413	546,910
Series 2004-1, Class 2A1
2.15%, 12/25/2034 (B)	180,781	182,410
Series 2004-A, Class A1
0.61%, 04/25/2029 (B)	633,037	602,126
Merrill Lynch Mortgage Trust
Series 2005-MCP1, Class ASB
4.67%, 06/12/2043 (B)	22,113	22,144
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2014-C14, Class A3
3.67%, 02/15/2047	350,000	360,755
Morgan Stanley Capital I Trust
Series 2004-HQ4, Class A7
4.97%, 04/14/2040	48,925	49,186
Series 2011-C3, Class A3
4.05%, 07/15/2049	100,000	106,127
Morgan Stanley Re-REMIC Trust
Series 2011-IO, Class A
2.50%, 03/23/2051 - 144A	31,494	31,966
Series 2012-IO, Class AXA
1.00%, 03/27/2051 - 144A	256,837	257,785
Series 2012-XA, Class A
2.00%, 07/27/2049 - 144A	466,482	467,648
Series 2012-XA, Class B
0.25%, 07/27/2049 - 144A	150,000	123,525
Morgan Stanley Re-REMIC Trust, PO
Series 2009-IO, Class B
07/17/2056 - 144A	180,502	178,922
MortgageIT Trust
Series 2005-1, Class 1A1
0.47%, 02/25/2035 (B)	67,342	65,166
N-Star Real Estate CDO, Ltd.
Series 2013-1A, Class A
2.00%, 08/25/2029 - 144A (B)	342,998	343,319
Nomura Asset Acceptance Corp.
Series 2003-A1, Class A2
6.00%, 05/25/2033	12,455	12,876
Series 2003-A1, Class A5
7.00%, 04/25/2033	18,160	18,818
NorthStar Mortgage Trust
Series 2012-1, Class A
1.36%, 08/25/2029 - 144A (B)	264,538	264,749
PHH Alternative Mortgage Trust, IO
Series 2007-2, Class 2X
6.00%, 05/25/2037	338,733	68,206
RALI Trust
Series 2002-QS16, Class A3
16.30%, 10/25/2017 (B)	12,548	13,117
Series 2003-QS19, Class A1
5.75%, 10/25/2033	118,579	128,517
Series 2003-QS3, Class A2
16.16%, 02/25/2018 (B)	13,727	15,653
Series 2004-QS3, Class CB
5.00%, 03/25/2019	111,575	114,403
RAMP Trust
Series 2004-RS11, Class M1
1.08%, 11/25/2034 (B)	230,551	227,479

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
RAMP Trust (continued)
Series 2006-RZ1, Class A3
0.45%, 03/25/2036 (B)	$ 253,654	$ 240,451
RBSCF Trust
Series 2013-SMV, Class A
3.26%, 03/11/2031 - 144A	160,000	151,518
RBSSP Resecuritization Trust
Series 2010-9, Class 7A5
4.00%, 05/26/2037 - 144A (B)	123,095	125,603
RCMC LLC
Series 2012-CRE1, Class A
5.62%, 11/15/2044 - 144A	214,814	220,162
RFMSI Trust, PO
Series 2004-S6, Class 2A6
06/25/2034	22,317	19,799
Sequoia Mortgage Trust
Series 2003-1, Class 1A
0.92%, 04/20/2033 (B)	355,727	354,245
Series 2004-11, Class A1
0.46%, 12/20/2034 (B)	258,799	258,097
Series 2004-8, Class A1
0.86%, 09/20/2034 (B)	510,025	484,236
Series 2004-9, Class A1
0.50%, 10/20/2034 (B)	460,658	434,767
Springleaf Mortgage Loan Trust
Series 2011-1A, Class A1
4.05%, 01/25/2058 - 144A (B)	146,234	153,051
Series 2011-1A, Class A2
5.45%, 01/25/2058 - 144A (B)	300,000	328,721
Series 2012-1A, Class A
2.67%, 09/25/2057 - 144A (B)	120,731	123,172
Series 2012-1A, Class M3
6.00%, 09/25/2057 - 144A (B)	250,000	267,706
Series 2012-2A, Class A
2.22%, 10/25/2057 - 144A (B)	300,252	304,380
Series 2012-2A, Class M4
6.00%, 10/25/2057 - 144A (B)	300,000	314,504
Series 2012-3A, Class A
1.57%, 12/25/2059 - 144A (B)	396,911	396,692
Series 2012-3A, Class M1
2.66%, 12/25/2059 - 144A (B)	103,000	102,457
Series 2012-3A, Class M2
3.56%, 12/25/2059 - 144A (B)	165,000	166,463
Series 2013-1A, Class A
1.27%, 06/25/2058 - 144A (B)	342,543	341,203
Series 2013-1A, Class M1
2.31%, 06/25/2058 - 144A (B)	166,000	161,689
Series 2013-1A, Class M2
3.14%, 06/25/2058 - 144A (B)	108,000	106,093
Series 2013-1A, Class M3
3.79%, 06/25/2058 - 144A (B)	127,000	125,660
Series 2013-2A, Class A
1.78%, 12/25/2065 - 144A (B)	526,459	525,554
Series 2013-2A, Class M1
3.52%, 12/25/2065 - 144A (B)	125,000	125,326
Series 2013-3A, Class M1
3.79%, 09/25/2057 - 144A (B)	153,000	154,257
Structured Adjustable Rate Mortgage Loan Trust
Series 2004-1, Class 4A4
2.45%, 02/25/2034 (B)	648,187	658,153
Structured Asset Mortgage Investments II Trust
Series 2004-AR1, Class 1A1
0.86%, 03/19/2034 (B)	658,083	641,188
Structured Asset Mortgage Investments, Inc.
Series 2003-AR4, Class A1
0.86%, 01/19/2034 (B)	697,593	678,444

The notes are an integral part of this report. Transamerica Series Trust	March 31, 2014 Form N-Q

Transamerica JPMorgan Core Bond VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2014

(unaudited)

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
Structured Asset Mortgage Investments, Inc. (continued)
Series 2004-AR5, Class 1A1
0.82%, 10/19/2034 (B)	$ 91,542	$ 87,164
Series 2005-AR5, Class A3
0.41%, 07/19/2035 (B)	332,773	330,423
Thornburg Mortgage Securities Trust
Series 2004-4, Class 3A
2.00%, 12/25/2044 (B)	258,142	259,598
TIAA Seasoned Commercial Mortgage Trust
Series 2007-C4, Class A3
5.55%, 08/15/2039 (B)	20,288	20,706
UBS-BAMLL Trust
Series 2012-WRM, Class A
3.66%, 06/10/2030 - 144A	231,000	227,672
UBS-Barclays Commercial Mortgage Trust
Series 2012-C2, Class A4
3.53%, 05/10/2063	130,000	130,615
Series 2013-C6, Class A4
3.24%, 04/10/2046	286,000	279,014
UBS-Barclays Commercial Mortgage Trust, IO
Series 2012-C2, Class XA
1.79%, 05/10/2063 - 144A (B)	1,068,946	92,276
Vendee Mortgage Trust
Series 1997-1, Class 2Z
7.50%, 02/15/2027	600,862	708,013
VFC LLC
Series 2013-1, Class A
3.13%, 03/20/2026 - 144A	133,409	134,872
VNO Mortgage Trust
Series 2012-6AVE, Class A
3.00%, 11/15/2030 - 144A	544,235	523,280
Series 2013-PENN, Class A
3.81%, 12/13/2029 - 144A	400,000	417,299
VOLT NPL X LLC
Series 2013-NPL4, Class A1
3.96%, 11/25/2053 - 144A (B)	160,969	162,076
Wachovia Bank Commercial Mortgage Trust
Series 2005-C22, Class A4
5.29%, 12/15/2044 (B)	300,000	317,673
Wachovia Bank Commercial Mortgage Trust, IO
Series 2006-C24, Class XC
0.10%, 03/15/2045 - 144A (B)	13,829,070	38,500
WaMu Mortgage Pass-Through Certificates
Series 2003-AR11, Class A6
2.44%, 10/25/2033 (B)	223,342	227,401
Series 2003-AR6, Class A1
2.44%, 06/25/2033 (B)	79,624	80,733
Series 2003-S3, Class 1A4
5.50%, 06/25/2033	110,401	113,650
Series 2003-S9, Class A8
5.25%, 10/25/2033	139,030	142,905
Series 2004-AR3, Class A2
2.44%, 06/25/2034 (B)	41,707	42,489
Series 2005-4, Class CB7
5.50%, 06/25/2035	300,908	294,538
WaMu Mortgage Pass-Through Certificates, IO
Series 2005-2, Class 1A4
4.90%, 04/25/2035 (B)	987,303	142,964
Series 2005-3, Class CX
5.50%, 05/25/2035	323,310	86,262

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
WaMu Mortgage Pass-Through Certificates, PO
Series 2003-MS7, Class P
03/25/2033	$ 18,582	$ 14,009
Wells Fargo Commercial Mortgage Trust
Series 2013-120B, Class A
2.71%, 03/18/2028 - 144A (B)	400,000	392,085
Wells Fargo Mortgage Backed Securities Trust
Series 2003-G, Class A1
2.49%, 06/25/2033 (B)	181,839	185,668
Series 2003-K, Class 1A1
2.50%, 11/25/2033 (B)	31,440	32,281
Series 2004-EE, Class 3A1
2.69%, 12/25/2034 (B)	203,253	206,639
Series 2004-I, Class 1A1
2.64%, 07/25/2034 (B)	188,330	190,857
Series 2004-P, Class 2A1
2.61%, 09/25/2034 (B)	254,444	260,095
Series 2004-V, Class 1A1
2.62%, 10/25/2034 (B)	80,414	83,382
Series 2005-AR3, Class 1A1
2.62%, 03/25/2035 (B)	914,193	930,048
Series 2005-AR8, Class 2A1
2.63%, 06/25/2035 (B)	59,797	60,373
Wells Fargo Mortgage Loan Trust
Series 2012-RR1, Class A1
2.85%, 08/27/2037 - 144A (B)	276,723	278,560
Wells Fargo Re-REMIC Trust
Series 2012-IO, Class A
1.75%, 08/20/2021 - 144A	275,553	275,732

Total Mortgage-Backed Securities (cost $39,640,867)		40,596,275

ASSET-BACKED SECURITIES - 7.3%
Academic Loan Funding Trust
Series 2012-1A, Class A1
0.95%, 12/27/2022 - 144A (B)	140,709	141,941
Ally Auto Receivables Trust
Series 2012-1, Class A3
0.93%, 02/16/2016 (B)	50,537	50,645
Series 2012-3, Class A3
0.85%, 08/15/2016 - 144A	56,500	56,661
Series 2012-4, Class A2
0.48%, 05/15/2015	16,296	16,297
Series 2012-5, Class A2
0.45%, 07/15/2015	63,126	63,132
Series 2013-2, Class A4
1.24%, 11/15/2018	75,000	74,806
American Credit Acceptance Receivables Trust
Series 2012-2, Class A
1.89%, 07/15/2016 - 144A	74,638	74,827
Series 2012-3, Class A
1.64%, 11/15/2016 - 144A	77,731	77,922
Series 2013-1, Class A
1.45%, 04/16/2018 - 144A	148,856	149,465
Series 2013-2, Class A
1.32%, 02/15/2017 - 144A	191,522	191,804
Series 2014-1, Class A
1.14%, 03/12/2018 - 144A	79,021	79,042
AmeriCredit Automobile Receivables Trust
Series 2011-4, Class A3
1.17%, 05/09/2016	79,511	79,589
Series 2011-5, Class A3
1.55%, 07/08/2016	79,646	79,822
Series 2012-2, Class A3
1.05%, 10/11/2016	44,405	44,497

The notes are an integral part of this report. Transamerica Series Trust	March 31, 2014 Form N-Q

Transamerica JPMorgan Core Bond VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2014

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES (continued)
AmeriCredit Automobile Receivables Trust (continued)
Series 2012-3, Class A2
0.71%, 12/08/2015	$ 10,343	$ 10,344
Series 2012-3, Class A3
0.96%, 01/09/2017	100,000	100,263
Series 2012-4, Class A2
0.49%, 04/08/2016	24,949	24,950
Series 2012-5, Class A2
0.51%, 01/08/2016	36,028	36,030
Series 2012-5, Class A3
0.62%, 06/08/2017	48,000	48,026
Series 2013-1, Class A2
0.49%, 06/08/2016	57,328	57,338
Series 2013-1, Class A3
0.61%, 10/10/2017	53,000	53,008
Series 2013-5, Class A3
0.90%, 09/10/2018	78,644	78,823
Ascentium Equipment Receivables LLC
Series 2012-1A, Class A
1.83%, 09/15/2019 - 144A	49,458	49,429
AXIS Equipment Finance Receivables II LLC
Series 2013-1A, Class A
1.75%, 03/20/2017 - 144A	315,431	315,503
Bank of America Auto Trust
Series 2012-1, Class A3
0.78%, 06/15/2016	69,059	69,168
BMW Vehicle Lease Trust
Series 2012-1, Class A3
0.75%, 02/20/2015	30,896	30,907
Series 2013-1, Class A2
0.40%, 01/20/2015	86,734	86,730
Series 2013-1, Class A3
0.54%, 09/21/2015	119,000	119,089
BXG Receivables Note Trust
Series 2012-A, Class A
2.66%, 12/02/2027 - 144A	118,163	116,445
California Republic Auto Receivables Trust
Series 2012-1, Class A
1.18%, 08/15/2017 - 144A	124,722	125,225
Capital Auto Receivables Asset Trust
Series 2013-1, Class A2
0.62%, 07/20/2016	141,000	141,116
Carfinance Capital Auto Trust
Series 2013-2A, Class A
1.75%, 11/15/2017 - 144A	68,402	68,589
CarMax Auto Owner Trust
Series 2011-1, Class A4
2.16%, 09/15/2016	129,368	130,625
Series 2011-3, Class A3
1.07%, 06/15/2016	133,745	134,083
Series 2012-3, Class A2
0.43%, 09/15/2015	29,991	29,992
Series 2013-1, Class A3
0.60%, 10/16/2017	181,000	181,177
Series 2013-4, Class A3
0.80%, 07/16/2018	92,000	92,048
Series 2013-4, Class A4
1.28%, 05/15/2019	83,000	82,743
CarNow Auto Receivables Trust
Series 2013-1A, Class A
1.16%, 10/16/2017 - 144A	85,600	85,578
CFC LLC
Series 2014-1A, Class A
1.46%, 12/17/2018 - 144A	321,000	320,962
Series 2014-1A, Class B
2.72%, 04/15/2020 - 144A	125,000	124,967

	Principal	Value
ASSET-BACKED SECURITIES (continued)
Chase Funding Mortgage Loan Asset-Backed Certificates
Series 2003-6, Class 1A7
4.28%, 11/25/2034 (B)	$ 93,107	$ 94,108
CNH Equipment Trust
Series 2012-A, Class A3
0.94%, 05/15/2017	38,836	38,947
Series 2012-C, Class A2
0.44%, 02/16/2016	47,503	47,505
Concord Funding Co. LLC
Series 2012-2, Class A
3.15%, 01/15/2017 - 144A	350,000	350,000
Series 2013-1, Class A
2.42%, 02/15/2015 - 144A	200,000	197,250
CPS Auto Receivables Trust
Series 2013-D, Class A
1.54%, 07/16/2018 - 144A	573,916	576,239
CPS Auto Trust
Series 2011-C, Class A
4.21%, 03/15/2019 - 144A	60,855	62,661
Series 2012-A, Class A
2.78%, 06/17/2019 - 144A	33,610	34,163
Series 2012-B, Class A
2.52%, 09/16/2019 - 144A	210,778	213,676
Series 2012-C, Class A
1.82%, 12/16/2019 - 144A	126,423	127,396
Series 2012-D, Class A
1.48%, 03/16/2020 - 144A	63,312	63,510
Series 2013-A, Class A
1.31%, 06/15/2020 - 144A	141,974	141,705
Series 2014-A, Class A
1.21%, 08/15/2018 - 144A	413,000	412,990
Credit Acceptance Auto Loan Trust
Series 2012-2A, Class A
1.52%, 03/16/2020 - 144A	272,000	273,449
CVS Pass-Through Trust
5.93%, 01/10/2034 - 144A	65,467	72,866
Exeter Automobile Receivables Trust
Series 2012-2A, Class A
1.30%, 06/15/2017 - 144A	89,902	90,057
Series 2013-1A, Class A
1.29%, 10/16/2017 - 144A	58,260	58,348
Series 2014-1A, Class A
1.29%, 05/15/2018 - 144A	563,741	564,453
First Investors Auto Owner Trust
Series 2012-2A, Class A2
1.47%, 05/15/2018 - 144A	94,164	94,617
Series 2013-1A, Class A2
0.90%, 10/15/2018 - 144A	77,678	77,779
Flagship Credit Auto Trust
Series 2013-1, Class A
1.32%, 04/16/2018 - 144A	223,929	224,042
Series 2013-2, Class A
1.94%, 01/15/2019 - 144A	255,807	257,446
Ford Credit Auto Lease Trust
Series 2014-A, Class A2A
0.50%, 10/15/2016	318,000	318,030
Ford Credit Auto Owner Trust
Series 2012-A, Class A3
0.84%, 08/15/2016	119,054	119,306
Series 2012-B, Class A3
0.72%, 12/15/2016	68,856	69,004
Series 2012-D, Class A2
0.40%, 09/15/2015	14,817	14,817
Series 2012-D, Class A3
0.51%, 04/15/2017	100,000	100,062

The notes are an integral part of this report. Transamerica Series Trust	March 31, 2014 Form N-Q

Transamerica JPMorgan Core Bond VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2014

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES (continued)
Ford Credit Floorplan Master Owner Trust
Series 2013-1, Class A2
0.54%, 01/15/2018 (B)	$ 168,000	$ 168,219
GE Equipment Midticket LLC
Series 2012-1, Class A2
0.47%, 01/22/2015	11,813	11,813
Series 2012-1, Class A3
0.60%, 05/23/2016	400,000	400,234
Series 2012-1, Class A4
0.78%, 09/22/2020	150,000	149,703
GE Equipment Transportation LLC
Series 2012-2, Class A2
0.47%, 04/24/2015	9,456	9,456
GMAT Trust
Series 2014-1A, Class A
3.72%, 02/25/2044 - 144A (B)	180,999	181,335
HLSS Servicer Advance Receivables Backed Notes
Series 2013-T2, Class A2
1.15%, 05/16/2044 - 144A	166,000	165,436
Series 2013-T4, Class AT4
1.18%, 08/15/2044 - 144A	1,000,000	999,500
Series 2013-T7, Class A7
1.98%, 11/15/2046 - 144A	357,000	357,464
HLSS Servicer Advance Receivables Trust
Series 2012-T2, Class A2
1.99%, 10/15/2045 - 144A	195,000	196,365
Series 2013-T1, Class A2
1.50%, 01/16/2046 - 144A	270,000	269,460
Series 2013-T1, Class B2
1.74%, 01/16/2046 - 144A	124,000	123,628
Series 2014-T1, Class AT1
1.24%, 01/17/2045 - 144A	800,000	800,480
Series 2014-T2, Class AT2
2.22%, 01/15/2047 - 144A	167,000	168,069
Honda Auto Receivables Owner Trust
Series 2011-1, Class A4
1.80%, 04/17/2017	45,799	45,876
Series 2012-2, Class A3
0.70%, 02/16/2016 (B)	67,049	67,173
Series 2013-1, Class A2
0.35%, 06/22/2015	98,206	98,203
Series 2014-1, Class A2
0.41%, 09/21/2016	580,000	579,625
Huntington Auto Trust
Series 2011-1A, Class A3
1.01%, 01/15/2016 - 144A	57,478	57,584
Series 2011-1A, Class A4
1.31%, 11/15/2016 - 144A	200,000	201,717
Series 2012-1, Class A3
0.81%, 09/15/2016	65,101	65,249
Series 2012-2, Class A2
0.38%, 09/15/2015	49,772	49,772
Hyundai Auto Receivables Trust
Series 2010-B, Class A4
1.63%, 03/15/2017	51,109	51,497
Series 2012-B, Class A3
0.62%, 09/15/2016	91,672	91,789
Series 2013-A, Class A2
0.40%, 12/15/2015	142,906	142,956
Series 2013-A, Class A3
0.56%, 07/17/2017	254,000	254,280
John Deere Owner Trust
Series 2012-B, Class A2
0.43%, 02/17/2015	305	305
Series 2012-B, Class A4
0.69%, 01/15/2019	182,000	181,951

	Principal	Value
ASSET-BACKED SECURITIES (continued)
KGS Alpha SBA Coof Trust, IO
0.86%, 08/25/2038	$ 3,480,023	$ 137,570
1.80%, 03/25/2039	2,161,162	125,280
Kondaur Mortgage Asset Trust
Series 2013-1, Class A
4.46%, 08/25/2052 - 144A (B)	751,689	759,076
Lake Country Mortgage Loan Trust
Series 2006-HE1, Class A3
0.50%, 07/25/2034 - 144A (B)	44,660	44,456
LV Tower 52 Issuer LLC
Series 2013-1, Class A
5.50%, 06/15/2018 - 144A (C)	849,848	844,240
Macquarie Equipment Funding Trust
Series 2012-A, Class A2
0.61%, 04/20/2015 - 144A	179,175	178,935
Madison Avenue Manufactured Housing Contract
Series 2002-A, Class M2
2.40%, 03/25/2032 (B)	160,970	160,845
Mercedes-Benz Auto Receivables Trust
Series 2012-1, Class A2
0.37%, 03/16/2015	1,365	1,365
MMCA Automobile Trust
Series 2012-A, Class A4
1.57%, 08/15/2017 - 144A	300,000	303,334
Nationstar Agency Advance Funding Trust
Series T1A, Class AT1
1.00%, 02/15/2045 - 144A	169,000	168,601
Series T2A, Class AT2
1.89%, 02/18/2048 - 144A	100,000	97,090
Nationstar Mortgage Advance Receivables Trust
Series 2013-T2A, Class A2
1.68%, 06/20/2046 - 144A	250,000	248,828
New Residential Advance Receivables Trust Advance Receivables Backed
Series T1, Class A1
1.27%, 03/15/2045 - 144A	1,075,000	1,075,073
Newcastle Investment Trust
Series 2011-MH1, Class A
2.45%, 12/10/2033 - 144A	13,914	14,026
Nissan Auto Lease Trust
Series 2012-B, Class A2A
0.45%, 06/15/2015	58,501	58,500
Nissan Auto Receivables Owner Trust
Series 2010-A, Class A4
1.31%, 09/15/2016	13,936	13,947
Series 2013-A, Class A2
0.37%, 09/15/2015	62,675	62,675
Series 2014-A, Class A2
0.42%, 11/15/2016	691,000	691,090
Normandy Mortgage Loan Trust
Series 2013-NPL3, Class A
4.95%, 09/16/2043 - 144A (B)	996,106	991,125
NYMT Residential, LLC
Series 2012-RP1A
4.25%, 12/25/2017 - 144A (B) (C)	400,000	400,000
Series 2013-RP3A
4.85%, 09/25/2018 - 144A (B) (C)	394,000	394,000
Park Place Securities, Inc.
Series 2004-MCW1, Class M1
1.09%, 10/25/2034 (B)	253,505	251,925
PennyMac Loan Trust
Series 2012-NPL1, Class A
3.42%, 05/28/2052 - 144A (B) (C)	50,745	50,593

The notes are an integral part of this report. Transamerica Series Trust	March 31, 2014 Form N-Q

Transamerica JPMorgan Core Bond VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2014

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES (continued)
RBSHD Trust
Series 2013-1A, Class A
4.69%, 10/25/2047 - 144A (B) (C)	$ 499,751	$ 504,205
Real Estate Asset Trust
Series 2013-1A, Class A1
3.23%, 05/25/2052 - 144A (B) (C)	304,851	304,851
Residential Credit Solutions Trust
Series 2011-1, Class A1
6.00%, 03/25/2041 - 144A (C)	70,859	72,630
RMAT
Series 2012-1A, Class A1
2.73%, 08/26/2052 - 144A (B) (C)	94,831	95,316
Santander Drive Auto Receivables Trust
Series 2010-A, Class A4
2.39%, 06/15/2017 - 144A	92,146	92,456
Series 2011-1, Class B
2.35%, 11/16/2015	84,544	84,742
Series 2011-S2A, Class B
2.06%, 06/15/2017 - 144A	6,805	6,805
Series 2012-1, Class A3
1.49%, 10/15/2015	7,082	7,085
Series 2012-2, Class A3
1.22%, 12/15/2015	23,684	23,702
Series 2012-3, Class A3
1.08%, 04/15/2016	17,497	17,519
Series 2012-5, Class A3
0.83%, 12/15/2016	59,274	59,353
Series 2012-6, Class A2
0.47%, 09/15/2015	10,686	10,686
Series 2012-6, Class A3
0.62%, 07/15/2016	44,000	44,017
Series 2013-1, Class A2
0.48%, 02/16/2016	54,213	54,213
Saxon Asset Securities Trust
Series 2003-1, Class AF6
4.80%, 06/25/2033 (B)	47,750	48,313
Securitized Asset Backed Receivables LLC
Series 2006-CB1, Class AF2
3.55%, 01/25/2036 (B)	28,137	17,759
SNAAC Auto Receivables Trust
Series 2012-1A, Class A
1.78%, 06/15/2016 - 144A	866	866
Series 2013-1A, Class A
1.14%, 07/16/2018 - 144A	46,021	46,111
SpringCastle America Funding LLC
Series 2013-1A, Class A
3.75%, 04/03/2021 - 144A	492,183	497,351
Springleaf Funding Trust
Series 2013-AA, Class A
2.58%, 09/15/2021 - 144A	1,000,000	1,006,020
Series 2013-BA, Class A
3.92%, 01/16/2023 - 144A	400,000	407,000
Series 2014-AA, Class A
2.41%, 12/15/2022 - 144A	1,213,000	1,210,021
Series 2014-AA, Class B
3.45%, 12/15/2022 - 144A	146,000	145,332
Stanwich Mortgage Loan Trust
Series 2012-NPL4, Class A
2.98%, 09/15/2042 - 144A	142,073	142,412
Series 2012-NPL5, Class A
2.98%, 10/18/2042 - 144A	120,375	120,375
Series 2013-NPL1, Class A
2.98%, 02/16/2043 - 144A	320,348	323,278
Series 2013-NPL2, Class A
3.23%, 04/16/2059 - 144A	348,450	348,449
Station Place Securitization Trust
1.00%, 02/25/2015	500,000	500,000

	Principal	Value
ASSET-BACKED SECURITIES (continued)
Structured Asset Securities Corp.
Series 2003-29, Class 1A1
4.75%, 09/25/2018	$ 125,415	$ 128,146
Series 2003-33H, Class 1A1
5.50%, 10/25/2033	118,752	121,418
Series 2005-6, Class 4A1
5.00%, 05/25/2035	20,502	20,705
Toyota Auto Receivables Owner Trust
Series 2014-A, Class A2
0.41%, 08/15/2016	651,000	651,176
Trafigura Securitisation Finance PLC
Series 2012-1A, Class A
2.56%, 10/15/2015 - 144A (B)	321,000	325,163
United Auto Credit Securitization Trust
Series 2012-1, Class A2
1.10%, 03/16/2015 - 144A	3,683	3,684
Series 2012-1, Class B
1.87%, 09/15/2015 - 144A	250,000	250,562
US Residential Opportunity Fund Trust
Series 2014-1A
3.47%, 03/25/2034 - 144A (B)	377,000	378,293
USAA Auto Owner Trust
Series 2014-1, Class A2
0.38%, 10/17/2016	192,000	191,985
Vericrest Opportunity Loan Transferee
Series 2014-NPL3, Class A1
3.25%, 11/25/2053 - 144A (B)	1,983,000	1,983,000
Volkswagen Auto Lease Trust
Series 2012-A, Class A3
0.87%, 07/20/2015	116,708	116,932
Volkswagen Auto Loan Enhanced Trust
Series 2012-1, Class A3
0.85%, 08/22/2016	190,964	191,513
VOLT NPL IX LLC
Series 2013-NPL3, Class A1
4.25%, 04/25/2053 - 144A (B)	420,224	421,613
VOLT RLF XII Trust
Series 2013-RLF1, Class A1
4.21%, 04/25/2052 - 144A (B)	295,056	295,973
VOLT XIX LLC
Series 2013-NPL5, Class A1
3.63%, 04/25/2055 - 144A (B)	421,475	423,055
VOLT XX LLC
Series 2013-NPL6, Class A1
3.63%, 03/25/2054 - 144A (B)	495,800	498,433
VOLT XXI LLC
Series 2013-NPL7, Class A1
3.63%, 11/25/2053 - 144A (B)	417,228	419,444
VOLT XXII LLC
Series 2014-NPL1, Class A1
3.63%, 10/27/2053 - 144A (B)	1,149,078	1,151,702
VOLT XXIII LLC
Series 2014-NPL2, Class A1
3.63%, 11/25/2053 - 144A (B)	1,190,306	1,190,306
Westgate Resorts LLC
Series 2012-1, Class A
4.50%, 09/20/2025 - 144A	137,323	138,353
Series 2012-2A, Class A
3.00%, 01/20/2025 - 144A	202,187	203,326
Series 2012-3A, Class A
2.50%, 03/20/2025 - 144A	147,823	148,192
World Omni Auto Receivables Trust
Series 2012-A, Class A3
0.64%, 02/15/2017	97,545	97,717
Series 2012-B, Class A2
0.43%, 11/16/2015	58,067	58,071
Series 2013-B, Class A3
0.83%, 08/15/2018	146,000	146,069

The notes are an integral part of this report. Transamerica Series Trust	March 31, 2014 Form N-Q

Transamerica JPMorgan Core Bond VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2014

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES (continued)
World Omni Auto Receivables Trust (continued)
Series 2013-B, Class A4
1.32%, 01/15/2020	$ 79,000	$ 78,504
World Omni Automobile Lease Securitization Trust
Series 2012-A, Class A3
0.93%, 11/16/2015	41,386	41,463

Total Asset-Backed Securities (cost $37,333,069)		37,415,412

MUNICIPAL GOVERNMENT OBLIGATIONS - 0.2%
City of Los Angeles Department of Airports (Revenue Bonds)
6.58%, 05/15/2039	65,000	80,295
Ohio State University (Revenue Bonds)
Series A
4.80%, 06/01/2111	130,000	126,086
Port Authority of New York & New Jersey (Revenue Bonds)
4.46%, 10/01/2062	280,000	261,556
Series B
5.65%, 11/01/2040	100,000	115,287
State of Illinois (General Obligation Unlimited)
5.10%, 06/01/2033	200,000	197,470

Total Municipal Government Obligations (cost $793,184)		780,694

CORPORATE DEBT SECURITIES - 14.6%
Aerospace & Defense - 0.1%
BAE Systems Holdings, Inc.
6.38%, 06/01/2019 - 144A	30,000	34,602
BAE Systems PLC
5.80%, 10/11/2041 - 144A	92,000	102,257
Boeing Co.
7.95%, 08/15/2024	30,000	40,880
EADS Finance BV
2.70%, 04/17/2023 - 144A	43,000	40,628
Lockheed Martin Corp.
4.07%, 12/15/2042	57,000	53,453
Northrop Grumman Systems Corp.
7.75%, 02/15/2031	40,000	52,781
Precision Castparts Corp.
0.70%, 12/20/2015	32,000	32,038
United Technologies Corp.
1.80%, 06/01/2017	27,000	27,451
3.10%, 06/01/2022 (A)	64,000	63,887
4.50%, 06/01/2042	86,000	87,571
Air Freight & Logistics - 0.0% (D)
United Parcel Service of America, Inc.
8.38%, 04/01/2020	35,000	45,854
8.38%, 04/01/2030 (E)	55,000	78,881
United Parcel Service, Inc.
2.45%, 10/01/2022	29,000	27,509
Airlines - 0.1%
Air Canada Pass-Through Trust
4.13%, 05/15/2025 - 144A	53,000	53,133
American Airlines Pass-Through Trust
4.95%, 01/15/2023 - 144A	194,080	208,151
Continental Airlines Pass-Through Trust
4.00%, 10/29/2024	32,000	32,320
5.98%, 04/19/2022	42,998	48,803
Delta Air Lines, Inc., Pass-Through Trust
4.75%, 05/07/2020	99,502	107,463
5.30%, 04/15/2019	19,832	21,914

	Principal	Value
Auto Components - 0.0% (D)
Johnson Controls, Inc.
3.75%, 12/01/2021	$ 66,000	$ 68,270
5.25%, 12/01/2041 (A)	100,000	105,902
Automobiles - 0.1%
Daimler Finance North America LLC
1.65%, 04/10/2015 - 144A	150,000	151,215
2.38%, 08/01/2018 - 144A	151,000	152,385
2.63%, 09/15/2016 - 144A	150,000	155,477
2.95%, 01/11/2017 - 144A	150,000	156,303
Nissan Motor Acceptance Corp.
1.80%, 03/15/2018 - 144A	97,000	95,734
Beverages - 0.2%
Anheuser-Busch InBev Finance, Inc.
3.70%, 02/01/2024	160,000	161,647
Anheuser-Busch InBev Worldwide, Inc.
7.75%, 01/15/2019	165,000	204,392
Diageo Capital PLC
1.50%, 05/11/2017	38,000	38,255
4.83%, 07/15/2020	25,000	27,793
Diageo Investment Corp.
8.00%, 09/15/2022	100,000	132,373
FBG Finance Pty, Ltd.
5.13%, 06/15/2015 - 144A	75,000	78,884
Heineken NV
1.40%, 10/01/2017 - 144A	40,000	39,825
PepsiCo, Inc.
0.44%, 02/26/2016 (B)	45,000	45,053
0.80%, 08/25/2014 (A)	10,000	10,016
1.25%, 08/13/2017	180,000	179,534
3.00%, 08/25/2021	20,000	20,126
7.90%, 11/01/2018	5,000	6,276
Biotechnology - 0.1%
Amgen, Inc.
3.88%, 11/15/2021	100,000	104,303
4.50%, 03/15/2020	12,000	12,973
5.15%, 11/15/2041	200,000	206,043
5.65%, 06/15/2042	25,000	27,718
5.70%, 02/01/2019	50,000	57,869
5.75%, 03/15/2040	41,000	46,111
Celgene Corp.
3.25%, 08/15/2022 (A)	147,000	143,262
Capital Markets - 1.1%
Ameriprise Financial, Inc.
4.00%, 10/15/2023	200,000	206,333
Bank of New York Mellon Corp.
3.55%, 09/23/2021	90,000	93,233
Bank of New York Mellon Corp., Series MTN
1.20%, 02/20/2015	45,000	45,318
2.40%, 01/17/2017 (A)	149,000	154,037
2.95%, 06/18/2015 (A)	60,000	61,695
3.65%, 02/04/2024	167,000	168,303
4.60%, 01/15/2020	30,000	32,945
BlackRock, Inc.
3.38%, 06/01/2022	120,000	121,543
6.25%, 09/15/2017	100,000	115,733
Charles Schwab Corp.
3.23%, 09/01/2022	20,000	19,610
Credit Suisse USA, Inc.
4.88%, 01/15/2015	300,000	310,294
5.13%, 08/15/2015	125,000	132,421
Goldman Sachs Group, Inc.
2.63%, 01/31/2019	136,000	135,652
2.90%, 07/19/2018	95,000	96,880

The notes are an integral part of this report. Transamerica Series Trust	March 31, 2014 Form N-Q

Transamerica JPMorgan Core Bond VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2014

(unaudited)

	Principal	Value
Capital Markets (continued)
Goldman Sachs Group, Inc. (continued)
3.30%, 05/03/2015	$ 300,000	$ 308,105
3.63%, 02/07/2016 - 01/22/2023	95,000	94,724
5.25%, 07/27/2021	53,000	58,670
5.75%, 01/24/2022	120,000	136,070
5.95%, 01/18/2018	70,000	79,274
6.15%, 04/01/2018	150,000	171,479
6.25%, 09/01/2017 (A)	175,000	199,845
Goldman Sachs Group, Inc., Series MTN
1.60%, 11/23/2015	133,000	134,380
3.70%, 08/01/2015	20,000	20,740
4.00%, 03/03/2024	320,000	318,581
5.38%, 03/15/2020	125,000	139,467
6.00%, 06/15/2020	188,000	215,882
7.50%, 02/15/2019	460,000	556,503
Macquarie Group, Ltd.
6.00%, 01/14/2020 - 144A	100,000	110,901
6.25%, 01/14/2021 - 144A	100,000	111,810
7.30%, 08/01/2014 - 144A	75,000	76,633
7.63%, 08/13/2019 - 144A	75,000	89,895
Morgan Stanley
1.75%, 02/25/2016	71,000	71,916
5.75%, 01/25/2021	100,000	114,539
Morgan Stanley, Series MTN
5.00%, 11/24/2025	124,000	127,586
5.50%, 07/24/2020 - 07/28/2021	163,000	183,977
5.63%, 09/23/2019	200,000	227,485
7.30%, 05/13/2019	200,000	242,559
Nomura Holdings, Inc.
5.00%, 03/04/2015	75,000	77,898
State Street Corp.
3.10%, 05/15/2023	48,000	45,628
3.70%, 11/20/2023 (A)	231,000	233,339
Chemicals - 0.2%
Dow Chemical Co.
3.00%, 11/15/2022	81,000	76,995
4.13%, 11/15/2021	61,000	63,883
4.25%, 11/15/2020	38,000	40,195
5.25%, 11/15/2041	45,000	47,028
E.I. du Pont de Nemours & Co.
1.95%, 01/15/2016	58,000	59,314
4.90%, 01/15/2041	25,000	26,724
6.00%, 07/15/2018	150,000	174,631
Ecolab, Inc.
1.45%, 12/08/2017	56,000	55,287
Mosaic Co.
3.75%, 11/15/2021	31,000	31,153
4.25%, 11/15/2023 (A)	142,000	145,669
4.88%, 11/15/2041	8,000	7,614
5.45%, 11/15/2033	91,000	98,385
5.63%, 11/15/2043	42,000	45,105
PPG Industries, Inc.
6.65%, 03/15/2018	120,000	139,199
Union Carbide Corp.
7.50%, 06/01/2025 (A)	175,000	210,485
Commercial Banks - 2.7%
ABN AMRO Bank NV
2.50%, 10/30/2018 - 144A	200,000	199,750
Australia & New Zealand Banking Group, Ltd.
2.40%, 11/23/2016 - 144A	250,000	258,238
Australia & New Zealand Banking Group, Ltd., Series MTN
4.88%, 01/12/2021 - 144A	100,000	110,552
Bank of America Corp.
2.00%, 01/11/2018	300,000	299,438
4.10%, 07/24/2023	126,000	127,804
5.88%, 01/05/2021	70,000	80,765

	Principal	Value
Commercial Banks (continued)
Bank of America Corp., Series MTN
2.65%, 04/01/2019	$ 500,000	$ 501,594
3.30%, 01/11/2023	79,000	76,163
4.00%, 04/01/2024 (F)	365,000	364,570
5.45%, 07/15/2014	235,000	238,302
6.40%, 08/28/2017	395,000	453,451
6.88%, 04/25/2018	60,000	70,759
Bank of Montreal, Series MTN
1.40%, 09/11/2017	271,000	269,653
2.55%, 11/06/2022	85,000	80,175
Bank of Nova Scotia
1.65%, 10/29/2015 - 144A	100,000	101,826
2.55%, 01/12/2017	300,000	311,195
Banque Federative du Credit Mutuel SA
1.70%, 01/20/2017 - 144A	200,000	200,386
Barclays Bank PLC
2.25%, 05/10/2017 - 144A (A)	200,000	205,654
2.75%, 02/23/2015	310,000	316,012
BB&T Corp.
4.90%, 06/30/2017	30,000	32,837
BB&T Corp., Series MTN
1.60%, 08/15/2017	131,000	131,381
3.95%, 04/29/2016	50,000	53,113
5.70%, 04/30/2014	50,000	50,202
6.85%, 04/30/2019	75,000	90,650
BNZ International Funding, Ltd.
2.35%, 03/04/2019 - 144A	250,000	248,255
Canadian Imperial Bank of Commerce
0.90%, 10/01/2015	87,000	87,543
Citigroup, Inc.
1.25%, 01/15/2016	50,000	50,176
2.25%, 08/07/2015	300,000	305,479
3.38%, 03/01/2023	58,000	56,089
4.45%, 01/10/2017	425,000	459,011
5.50%, 09/13/2025	115,000	122,498
5.88%, 01/30/2042	45,000	51,652
Commonwealth Bank of Australia
2.25%, 03/16/2017 - 144A	250,000	256,867
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
3.38%, 01/19/2017	34,000	36,046
4.50%, 01/11/2021	150,000	162,310
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA, Series MTN
2.13%, 10/13/2015	52,000	53,236
3.88%, 02/08/2022	118,000	122,204
Deutsche Bank AG
3.25%, 01/11/2016	100,000	104,158
6.00%, 09/01/2017	100,000	113,838
DNB Boligkreditt AS
2.10%, 10/14/2015 - 144A	200,000	204,604
Fifth Third Bancorp
2.30%, 03/01/2019	60,000	59,581
HSBC Bank PLC
1.63%, 07/07/2014 - 144A	200,000	200,620
4.75%, 01/19/2021 - 144A	225,000	246,375
HSBC Holdings PLC
4.00%, 03/30/2022	107,000	111,122
4.88%, 01/14/2022 (A)	160,000	175,155
6.10%, 01/14/2042	150,000	183,017
HSBC USA, Inc.
1.63%, 01/16/2018	100,000	99,175
2.38%, 02/13/2015	200,000	203,411
ING Bank NV
3.75%, 03/07/2017 - 144A	200,000	212,611

The notes are an integral part of this report. Transamerica Series Trust	March 31, 2014 Form N-Q

Transamerica JPMorgan Core Bond VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2014

(unaudited)

	Principal	Value
Commercial Banks (continued)
Macquarie Bank, Ltd.
2.00%, 08/15/2016 - 144A (A)	$ 62,000	$ 62,892
5.00%, 02/22/2017 - 144A	313,000	341,513
National Australia Bank, Ltd.
2.00%, 06/20/2017 - 144A (A)	250,000	254,465
2.75%, 09/28/2015 - 144A	200,000	206,412
3.75%, 03/02/2015 - 144A	100,000	103,003
Nordea Bank AB
1.63%, 05/15/2018 - 144A (A)	350,000	344,215
3.13%, 03/20/2017 - 144A	350,000	367,574
Oversea-Chinese Banking Corp., Ltd.
1.63%, 03/13/2015 - 144A	200,000	201,795
PNC Funding Corp.
3.30%, 03/08/2022	101,000	101,665
4.38%, 08/11/2020	67,000	72,528
5.13%, 02/08/2020	65,000	73,166
5.25%, 11/15/2015	25,000	26,695
5.63%, 02/01/2017	25,000	27,676
6.70%, 06/10/2019	50,000	60,230
Royal Bank of Canada
2.00%, 10/01/2018	159,000	159,025
Royal Bank of Canada, Series MTN
2.20%, 07/27/2018	300,000	301,951
Stadshypotek AB
1.88%, 10/02/2019 - 144A (A)	250,000	243,120
Standard Chartered PLC
5.20%, 01/26/2024 - 144A (A)	200,000	205,331
Toronto-Dominion Bank
1.50%, 03/13/2017 - 144A	200,000	202,551
U.S. Bancorp, Series MTN
1.65%, 05/15/2017	96,000	97,171
2.88%, 11/20/2014	42,000	42,660
3.00%, 03/15/2022	83,000	82,277
4.13%, 05/24/2021	34,000	36,545
UBS AG
5.75%, 04/25/2018 (A)	100,000	114,046
Wachovia Bank NA
6.00%, 11/15/2017	250,000	288,034
Wachovia Corp., Series MTN
5.75%, 02/01/2018	475,000	543,868
Wells Fargo & Co.
2.63%, 12/15/2016	274,000	285,530
3.68%, 06/15/2016 (E)	100,000	106,034
Wells Fargo & Co., Series MTN
3.50%, 03/08/2022 (A)	150,000	153,081
4.60%, 04/01/2021	50,000	55,032
Westpac Banking Corp.
2.45%, 11/28/2016 - 144A (A)	250,000	258,605
Commercial Services & Supplies - 0.2%
ADT Corp.
3.50%, 07/15/2022 (A)	186,000	163,498
4.13%, 06/15/2023 (A)	29,000	25,966
4.88%, 07/15/2042	46,000	37,890
Eaton Corp.
1.50%, 11/02/2017	22,000	21,894
4.00%, 11/02/2032	21,000	20,314
7.63%, 04/01/2024	75,000	94,359
ERAC USA Finance LLC
2.75%, 03/15/2017 - 144A (A)	48,000	49,516
4.50%, 08/16/2021 - 144A	36,000	38,261
5.63%, 03/15/2042 - 144A	59,000	64,461
6.70%, 06/01/2034 - 144A	82,000	97,174
Ingersoll-Rand Global Holding Co., Ltd.
4.25%, 06/15/2023 - 144A	81,000	82,702

	Principal	Value
Commercial Services & Supplies (continued)
Republic Services, Inc.
3.55%, 06/01/2022	$ 54,000	$ 54,096
Waste Management, Inc.
7.38%, 03/11/2019	35,000	42,191
Communications Equipment - 0.1%
Cisco Systems, Inc.
2.90%, 03/04/2021	110,000	109,941
3.63%, 03/04/2024	450,000	453,752
5.50%, 02/22/2016	50,000	54,608
5.90%, 02/15/2039	70,000	83,090
Computers & Peripherals - 0.2%
Apple, Inc.
0.49%, 05/03/2018 (B)	138,000	138,060
2.40%, 05/03/2023 (A)	256,000	237,383
Dell, Inc.
7.10%, 04/15/2028 (A)	25,000	24,031
EMC Corp.
1.88%, 06/01/2018	150,000	149,900
3.38%, 06/01/2023 (A)	150,000	147,907
Hewlett-Packard Co.
4.38%, 09/15/2021 (A)	24,000	25,103
4.75%, 06/02/2014	50,000	50,349
6.00%, 09/15/2041	82,000	89,796
Construction & Engineering - 0.0% (D)
ABB Finance USA, Inc.
1.63%, 05/08/2017	28,000	28,191
2.88%, 05/08/2022	29,000	28,202
4.38%, 05/08/2042	17,000	16,939
Fluor Corp.
3.38%, 09/15/2021	70,000	70,507
Consumer Finance - 0.4%
American Express Co.
7.00%, 03/19/2018	50,000	59,304
American Express Credit Corp., Series MTN
2.80%, 09/19/2016	111,000	115,762
5.13%, 08/25/2014	75,000	76,399
Capital One Bank USA NA
3.38%, 02/15/2023	300,000	291,916
Capital One Financial Corp.
1.00%, 11/06/2015	68,000	68,096
3.50%, 06/15/2023	121,000	118,619
7.38%, 05/23/2014	115,000	116,117
Caterpillar Financial Services Corp., Series MTN
1.00%, 11/25/2016	200,000	200,364
2.85%, 06/01/2022 (A)	46,000	44,643
7.05%, 10/01/2018	125,000	150,979
John Deere Capital Corp.
1.20%, 10/10/2017	98,000	97,668
2.80%, 01/27/2023 (A)	73,000	69,823
John Deere Capital Corp., Series MTN
2.25%, 04/17/2019	40,000	40,035
3.15%, 10/15/2021	33,000	33,277
PACCAR Financial Corp., Series MTN
1.60%, 03/15/2017	53,000	53,414
Toyota Motor Credit Corp., Series MTN
2.00%, 09/15/2016	225,000	230,983
2.00%, 10/24/2018 (A)	105,000	104,811
2.05%, 01/12/2017	100,000	102,647
3.20%, 06/17/2015	58,000	59,858
Diversified Financial Services - 1.7%
American Honda Finance Corp.
1.60%, 02/16/2018 - 144A	213,000	210,771
2.13%, 10/10/2018	67,000	67,269
2.60%, 09/20/2016 - 144A	205,000	213,064

The notes are an integral part of this report. Transamerica Series Trust	March 31, 2014 Form N-Q

Transamerica JPMorgan Core Bond VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2014

(unaudited)

	Principal	Value
Diversified Financial Services (continued)
Bank of America Corp.
5.63%, 07/01/2020	$ 170,000	$ 193,451
5.75%, 12/01/2017	65,000	73,589
7.63%, 06/01/2019	50,000	61,539
Bank of America Corp., Series MTN
5.00%, 05/13/2021	340,000	374,899
5.65%, 05/01/2018	20,000	22,609
7.38%, 05/15/2014	100,000	100,805
Berkshire Hathaway, Inc.
3.40%, 01/31/2022	202,000	206,962
3.75%, 08/15/2021 (A)	134,000	142,010
Blackstone Holdings Finance Co., LLC
5.88%, 03/15/2021 - 144A	170,000	194,214
CDP Financial, Inc.
4.40%, 11/25/2019 - 144A	250,000	275,803
Citigroup, Inc.
4.50%, 01/14/2022	65,000	68,871
4.59%, 12/15/2015	66,000	70,003
4.75%, 05/19/2015	34,000	35,500
5.00%, 09/15/2014	400,000	407,746
5.38%, 08/09/2020	61,000	68,636
6.00%, 08/15/2017	300,000	340,039
6.01%, 01/15/2015	34,000	35,438
8.13%, 07/15/2039	50,000	72,315
8.50%, 05/22/2019	150,000	191,112
CME Group, Inc.
3.00%, 09/15/2022	125,000	123,394
5.30%, 09/15/2043	32,000	35,806
Conoco Funding Co.
7.25%, 10/15/2031	25,000	33,993
ConocoPhillips Canada Funding Co. I
5.63%, 10/15/2016	100,000	111,674
Countrywide Financial Corp.
6.25%, 05/15/2016	75,000	82,261
Ford Motor Credit Co., LLC
2.38%, 03/12/2019	200,000	198,461
2.88%, 10/01/2018 (A)	200,000	203,755
3.00%, 06/12/2017	200,000	207,732
3.98%, 06/15/2016	200,000	211,916
General Electric Capital Corp.
1.00%, 12/11/2015	17,000	17,120
1.63%, 07/02/2015	250,000	253,398
2.10%, 12/11/2019	20,000	19,839
2.25%, 11/09/2015	225,000	230,975
5.30%, 02/11/2021 (A)	25,000	28,119
5.90%, 05/13/2014	150,000	150,937
General Electric Capital Corp., Series MTN
1.60%, 11/20/2017	127,000	127,631
2.30%, 04/27/2017	75,000	77,227
3.15%, 09/07/2022	300,000	296,395
4.38%, 09/16/2020	50,000	54,306
4.63%, 01/07/2021	190,000	209,194
4.65%, 10/17/2021	200,000	219,647
5.50%, 01/08/2020	180,000	207,127
5.63%, 05/01/2018	445,000	508,582
6.75%, 03/15/2032	210,000	270,004
IntercontinentalExchange Group, Inc.
2.50%, 10/15/2018	38,000	38,404
4.00%, 10/15/2023	88,000	91,291
Invesco Finance PLC
4.00%, 01/30/2024	71,000	72,411
Jefferies Group LLC
6.45%, 06/08/2027	75,000	80,177
8.50%, 07/15/2019	180,000	221,211
MassMutual Global Funding II
2.00%, 04/05/2017 - 144A	200,000	204,120
2.50%, 10/17/2022 - 144A	100,000	93,205

	Principal	Value
Diversified Financial Services (continued)
Murray Street Investment Trust I
4.65%, 03/09/2017 (E)	$ 100,000	$ 108,013
Principal Life Global Funding I
5.05%, 03/15/2015 - 144A	100,000	104,179
Private Export Funding Corp.
3.55%, 01/15/2024	150,000	153,859
Diversified Telecommunication Services - 0.9%
AT&T, Inc.
0.80%, 12/01/2015	45,000	45,029
0.90%, 02/12/2016 (A)	207,000	206,961
1.40%, 12/01/2017 (A)	30,000	29,683
3.88%, 08/15/2021	75,000	78,225
4.30%, 12/15/2042	373,000	330,507
4.35%, 06/15/2045	49,000	43,246
4.45%, 05/15/2021	50,000	54,033
5.35%, 09/01/2040	113,000	115,478
5.50%, 02/01/2018	75,000	84,620
6.30%, 01/15/2038	50,000	56,887
BellSouth Corp.
5.20%, 09/15/2014	105,000	107,252
BellSouth Telecommunications LLC
6.30%, 12/15/2015	16,414	17,012
British Telecommunications PLC
9.63%, 12/15/2030	150,000	231,873
Centel Capital Corp.
9.00%, 10/15/2019	40,000	47,668
CenturyLink, Inc.
6.45%, 06/15/2021 (A)	90,000	96,750
7.60%, 09/15/2039	50,000	47,562
Deutsche Telekom International Finance BV
2.25%, 03/06/2017 - 144A	150,000	153,429
4.88%, 07/08/2014	75,000	75,867
8.75%, 06/15/2030	75,000	108,238
GTP Acquisition Partners I LLC
4.35%, 06/15/2016 - 144A	102,000	108,068
Nippon Telegraph & Telephone Corp.
1.40%, 07/18/2017	27,000	26,889
Orange SA
2.75%, 09/14/2016 (A)	70,000	72,557
9.00%, 03/01/2031	125,000	180,768
Qwest Corp.
6.75%, 12/01/2021	148,000	165,257
Telefonica Emisiones SAU
3.19%, 04/27/2018	150,000	153,629
5.88%, 07/15/2019	40,000	44,996
Verizon Communications, Inc.
2.50%, 09/15/2016	40,000	41,419
3.45%, 03/15/2021	72,000	72,986
4.15%, 03/15/2024 (A)	261,000	265,162
4.50%, 09/15/2020	229,000	248,704
6.40%, 09/15/2033 - 02/15/2038	353,000	417,792
7.75%, 12/01/2030	100,000	132,243
Verizon Global Funding Corp.
5.85%, 09/15/2035	25,000	27,684
Verizon Pennsylvania LLC
6.00%, 12/01/2028	100,000	104,831
8.35%, 12/15/2030 (A)	400,000	503,833
8.75%, 08/15/2031	150,000	194,954
Electric Utilities - 0.9%
Alabama Power Co.
6.13%, 05/15/2038	11,000	13,640
American Electric Power Co., Inc.
1.65%, 12/15/2017	32,000	31,796

The notes are an integral part of this report. Transamerica Series Trust	March 31, 2014 Form N-Q

Transamerica JPMorgan Core Bond VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2014

(unaudited)

	Principal	Value
Electric Utilities (continued)
Appalachian Power Co.
6.70%, 08/15/2037 (A)	$ 50,000	$ 62,876
Arizona Public Service Co.
4.50%, 04/01/2042	28,000	27,973
Baltimore Gas & Electric Co.
2.80%, 08/15/2022 (A)	95,000	90,714
Cleveland Electric Illuminating Co.
7.88%, 11/01/2017	50,000	59,950
DTE Electric Co.
2.65%, 06/15/2022	20,000	19,248
Duke Energy Carolinas LLC
4.25%, 12/15/2041	21,000	20,643
6.00%, 01/15/2038	48,000	59,039
Duke Energy Indiana, Inc.
3.75%, 07/15/2020	100,000	105,250
6.35%, 08/15/2038	80,000	102,098
Duke Energy Progress, Inc.
2.80%, 05/15/2022	48,000	46,924
3.00%, 09/15/2021	55,000	55,203
4.10%, 05/15/2042 - 03/15/2043	107,000	102,297
5.30%, 01/15/2019 (A)	70,000	79,623
Electricite de France
2.15%, 01/22/2019 - 144A	80,000	79,595
6.00%, 01/22/2114 - 144A (A)	150,000	157,409
Florida Power & Light Co.
5.95%, 10/01/2033 (A)	250,000	306,475
5.95%, 02/01/2038	50,000	60,644
Hydro-Quebec
9.40%, 02/01/2021	250,000	339,548
Indiana Michigan Power Co.
3.20%, 03/15/2023	125,000	121,441
7.00%, 03/15/2019	30,000	36,045
Jersey Central Power & Light Co.
7.35%, 02/01/2019	15,000	17,851
John Sevier Combined Cycle Generation LLC
4.63%, 01/15/2042	67,194	69,720
Kansas City Power & Light Co.
3.15%, 03/15/2023	71,000	67,658
5.30%, 10/01/2041	100,000	107,973
Nevada Power Co.
5.38%, 09/15/2040	12,000	13,662
5.45%, 05/15/2041	50,000	57,774
6.50%, 08/01/2018	50,000	59,164
NextEra Energy Capital Holdings, Inc.
1.20%, 06/01/2015	29,000	29,134
6.00%, 03/01/2019	25,000	28,632
7.88%, 12/15/2015	30,000	33,467
Niagara Mohawk Power Corp.
4.88%, 08/15/2019 - 144A	40,000	44,264
NiSource Finance Corp.
5.80%, 02/01/2042	118,000	127,064
Ohio Power Co.
5.38%, 10/01/2021 (A)	50,000	57,720
6.05%, 05/01/2018	30,000	34,491
Oncor Electric Delivery Co., LLC
6.80%, 09/01/2018	65,000	76,658
7.00%, 09/01/2022 (A)	50,000	62,140
Pacific Gas & Electric Co.
2.45%, 08/15/2022	68,000	63,214
3.25%, 06/15/2023	50,000	48,354
4.45%, 04/15/2042	17,000	16,690
4.50%, 12/15/2041	96,000	93,239
6.05%, 03/01/2034	100,000	118,104
PacifiCorp
3.60%, 04/01/2024 (A)	105,000	106,191
3.85%, 06/15/2021	100,000	105,767
5.65%, 07/15/2018	25,000	28,637

	Principal	Value
Electric Utilities (continued)
PECO Energy Co.
2.38%, 09/15/2022	$ 100,000	$ 94,257
5.35%, 03/01/2018	50,000	56,348
Progress Energy, Inc.
3.15%, 04/01/2022 (A)	54,000	53,046
Public Service Co. of Colorado
2.25%, 09/15/2022	63,000	58,802
5.80%, 08/01/2018	20,000	23,017
6.50%, 08/01/2038	45,000	58,975
Public Service Co. of Oklahoma
4.40%, 02/01/2021	30,000	32,431
Public Service Electric & Gas Co., Series MTN
5.30%, 05/01/2018	30,000	33,982
5.38%, 11/01/2039	14,000	16,163
Southern California Edison Co.
3.50%, 10/01/2023 (A)	106,000	106,988
3.90%, 12/01/2041	30,000	27,675
4.15%, 09/15/2014	25,000	25,431
5.50%, 08/15/2018 (A)	65,000	74,461
6.05%, 03/15/2039	60,000	74,313
Southern Co.
1.95%, 09/01/2016	13,000	13,315
4.15%, 05/15/2014	85,000	85,373
State Grid Overseas Investment 2013, Ltd.
1.75%, 05/22/2018 - 144A	200,000	194,819
Virginia Electric and Power Co.
2.95%, 01/15/2022	27,000	26,658
3.45%, 02/15/2024 (A)	21,000	20,957
5.40%, 04/30/2018	100,000	113,444
Wisconsin Electric Power Co.
2.95%, 09/15/2021	2,000	1,993
6.00%, 04/01/2014	35,000	35,000
Xcel Energy, Inc.
0.75%, 05/09/2016	27,000	26,927
4.80%, 09/15/2041	9,000	9,256
6.50%, 07/01/2036	80,000	101,596
Electronic Equipment & Instruments - 0.1%
Arrow Electronics, Inc.
3.00%, 03/01/2018	39,000	39,429
3.38%, 11/01/2015	120,000	123,837
4.50%, 03/01/2023	30,000	30,529
6.88%, 06/01/2018	40,000	45,513
7.50%, 01/15/2027	126,000	150,520
Energy Equipment & Services - 0.3%
Cameron International Corp.
1.60%, 04/30/2015	26,000	26,256
4.00%, 12/15/2023 (A)	14,000	14,039
Enterprise Products Operating LLC
3.90%, 02/15/2024	58,000	58,303
5.10%, 02/15/2045	39,000	40,311
Halliburton Co.
3.50%, 08/01/2023 (A)	107,000	106,622
7.45%, 09/15/2039	100,000	140,455
7.60%, 08/15/2096 - 144A	50,000	71,322
National Oilwell Varco, Inc.
1.35%, 12/01/2017	26,000	25,725
Noble Holding International, Ltd.
3.95%, 03/15/2022 (A)	11,000	10,908
5.25%, 03/15/2042	9,000	8,811
Schlumberger Investment SA
3.30%, 09/14/2021 - 144A	41,000	41,830
Spectra Energy Capital LLC
3.30%, 03/15/2023	30,000	27,259

The notes are an integral part of this report. Transamerica Series Trust	March 31, 2014 Form N-Q

Transamerica JPMorgan Core Bond VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2014

(unaudited)

	Principal	Value
Energy Equipment & Services (continued)
Spectra Energy Capital LLC (continued)
5.65%, 03/01/2020	$ 150,000	$ 165,887
8.00%, 10/01/2019	120,000	147,038
Texas Eastern Transmission, LP
2.80%, 10/15/2022 - 144A	81,000	75,006
TransCanada PipeLines, Ltd.
3.80%, 10/01/2020	100,000	105,041
7.13%, 01/15/2019	70,000	84,889
Transocean, Inc.
3.80%, 10/15/2022 (A)	49,000	46,844
6.38%, 12/15/2021 (A)	26,000	29,223
6.50%, 11/15/2020	175,000	196,512
7.35%, 12/15/2041	20,000	23,974
7.50%, 04/15/2031	25,000	28,861
Weatherford International, Ltd.
9.88%, 03/01/2039	100,000	151,427
Food & Staples Retailing - 0.2%
CVS Caremark Corp.
4.00%, 12/05/2023	89,000	90,934
5.30%, 12/05/2043	58,000	64,022
5.75%, 05/15/2041	40,000	46,357
6.13%, 09/15/2039	20,000	24,116
Kroger Co.
2.20%, 01/15/2017	33,000	33,755
4.00%, 02/01/2024	135,000	136,453
5.00%, 04/15/2042	130,000	130,462
5.40%, 07/15/2040	12,000	12,542
6.15%, 01/15/2020	50,000	58,269
6.40%, 08/15/2017	55,000	63,132
7.50%, 04/01/2031	150,000	190,871
Walgreen Co.
3.10%, 09/15/2022 (A)	117,000	112,402
Food Products - 0.2%
Archer-Daniels-Midland Co.
5.94%, 10/01/2032	25,000	29,451
Bunge NA Finance, LP
5.90%, 04/01/2017	16,000	17,624
Bunge, Ltd. Finance Corp.
8.50%, 06/15/2019	55,000	67,873
Cargill, Inc.
3.30%, 03/01/2022 - 144A	70,000	68,922
6.00%, 11/27/2017 - 144A	100,000	114,279
ConAgra Foods, Inc.
1.30%, 01/25/2016	30,000	30,199
2.10%, 03/15/2018	29,000	28,856
Kellogg Co.
1.75%, 05/17/2017	38,000	38,267
Kraft Foods Group, Inc.
3.50%, 06/06/2022	64,000	64,386
5.00%, 06/04/2042	59,000	61,782
6.13%, 08/23/2018	73,000	84,719
6.50%, 02/09/2040	75,000	93,296
6.88%, 01/26/2039	247,000	318,020
Mondelez International, Inc.
4.00%, 02/01/2024	150,000	152,212
Gas Utilities - 0.1%
AGL Capital Corp.
3.50%, 09/15/2021	75,000	76,368
4.40%, 06/01/2043	63,000	61,618
5.88%, 03/15/2041	146,000	173,162
6.38%, 07/15/2016	100,000	111,523
Atmos Energy Corp.
4.15%, 01/15/2043	138,000	132,478
8.50%, 03/15/2019	35,000	44,660

	Principal	Value
Gas Utilities (continued)
Boston Gas Co.
4.49%, 02/15/2042 - 144A (A)	$ 26,000	$ 25,798
CenterPoint Energy Resources Corp.
5.85%, 01/15/2041 (A)	100,000	119,023
Health Care Equipment & Supplies - 0.0% (D)
Baxter International, Inc.
1.85%, 06/15/2018	29,000	28,835
Health Care Providers & Services - 0.1%
Aetna, Inc.
4.50%, 05/15/2042	26,000	25,567
6.75%, 12/15/2037	50,000	64,246
McKesson Corp.
0.95%, 12/04/2015	19,000	19,053
UnitedHealth Group, Inc.
2.75%, 02/15/2023 (A)	23,000	21,653
2.88%, 03/15/2023 (A)	50,000	47,415
3.38%, 11/15/2021	94,000	95,230
6.63%, 11/15/2037	80,000	102,961
WellPoint, Inc.
2.30%, 07/15/2018	70,000	70,194
3.13%, 05/15/2022 (A)	62,000	59,332
3.30%, 01/15/2023	28,000	26,851
4.63%, 05/15/2042	50,000	48,236
4.65%, 01/15/2043	54,000	52,281
Household Durables - 0.0% (D)
Newell Rubbermaid, Inc.
4.70%, 08/15/2020	33,000	35,180
Household Products - 0.0% (D)
Kimberly-Clark Corp.
2.40%, 03/01/2022 (A)	20,000	19,127
7.50%, 11/01/2018	15,000	18,546
Independent Power Producers & Energy Traders - 0.1%
Exelon Generation Co., LLC
4.00%, 10/01/2020	60,000	61,618
PSEG Power LLC
4.15%, 09/15/2021	33,000	34,254
4.30%, 11/15/2023 (A)	37,000	37,835
5.13%, 04/15/2020	92,000	100,425
Industrial Conglomerates - 0.1%
General Electric Co.
2.70%, 10/09/2022	64,000	62,029
3.38%, 03/11/2024 (A)	131,000	131,887
Koninklijke Philips NV
3.75%, 03/15/2022	100,000	103,092
5.75%, 03/11/2018	14,000	15,946
7.20%, 06/01/2026	20,000	24,387
Insurance - 0.8%
AIG SunAmerica Global Financing X
6.90%, 03/15/2032 - 144A	200,000	257,340
Allstate Corp.
3.15%, 06/15/2023 (A)	41,000	40,276
American International Group, Inc.
4.13%, 02/15/2024	71,000	72,503
Aon Corp.
3.50%, 09/30/2015	23,000	23,877
6.25%, 09/30/2040	18,000	21,933
Berkshire Hathaway Finance Corp.
1.30%, 05/15/2018	97,000	95,368
2.45%, 12/15/2015	33,000	34,048
2.90%, 10/15/2020	89,000	90,211
3.00%, 05/15/2022	25,000	24,920
4.30%, 05/15/2043	83,000	79,331
4.40%, 05/15/2042 (A)	221,000	215,896
5.40%, 05/15/2018	50,000	57,064

The notes are an integral part of this report. Transamerica Series Trust	March 31, 2014 Form N-Q

Transamerica JPMorgan Core Bond VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2014

(unaudited)

	Principal	Value
Insurance (continued)
CNA Financial Corp.
5.85%, 12/15/2014	$ 50,000	$ 51,820
5.88%, 08/15/2020	45,000	51,655
Liberty Mutual Group, Inc.
5.00%, 06/01/2021 - 144A	47,000	50,583
Lincoln National Corp.
4.20%, 03/15/2022	32,000	33,532
4.85%, 06/24/2021	12,000	13,134
Massachusetts Mutual Life Insurance Co.
5.38%, 12/01/2041 - 144A	26,000	28,460
MetLife Institutional Funding II
1.14%, 04/04/2014 - 144A (B)	100,000	100,003
MetLife of Connecticut Global Funding I
5.13%, 08/15/2014 - 144A	100,000	101,650
Metropolitan Life Global Funding I
1.50%, 01/10/2018 - 144A	107,000	104,260
1.70%, 06/29/2015 - 144A	107,000	108,410
1.88%, 06/22/2018 - 144A	150,000	148,274
2.50%, 09/29/2015 - 144A	325,000	333,796
3.65%, 06/14/2018 - 144A	125,000	132,167
3.88%, 04/11/2022 - 144A	200,000	206,274
Nationwide Mutual Insurance Co.
9.38%, 08/15/2039 - 144A	195,000	286,774
New York Life Global Funding
0.80%, 02/12/2016 - 144A (A)	75,000	75,097
1.30%, 01/12/2015 - 144A	100,000	100,664
3.00%, 05/04/2015 - 144A	250,000	256,457
Pacific Life Insurance Co.
9.25%, 06/15/2039 - 144A	150,000	219,770
Pricoa Global Funding I
5.45%, 06/11/2014 - 144A	150,000	151,431
Principal Financial Group, Inc.
1.85%, 11/15/2017	13,000	13,037
Principal Life Global Funding II
1.00%, 12/11/2015 - 144A	47,000	47,047
Prudential Insurance Co. of America
8.30%, 07/01/2025 - 144A	150,000	199,468
Travelers Cos., Inc.
5.80%, 05/15/2018 (A)	50,000	57,234
Internet Software & Services - 0.0% (D)
eBay, Inc.
3.25%, 10/15/2020	55,000	56,286
IT Services - 0.2%
International Business Machines Corp.
1.25%, 02/06/2017	100,000	100,505
1.63%, 05/15/2020	348,000	329,274
6.22%, 08/01/2027	250,000	303,286
Xerox Corp.
2.95%, 03/15/2017	26,000	27,031
5.63%, 12/15/2019 (A)	80,000	90,648
6.75%, 02/01/2017	50,000	56,898
Life Sciences Tools & Services - 0.0% (D)
Thermo Fisher Scientific, Inc.
1.30%, 02/01/2017	22,000	21,867
4.15%, 02/01/2024	69,000	70,989
Machinery - 0.1%
Caterpillar, Inc.
2.60%, 06/26/2022	35,000	33,333
Deere & Co.
2.60%, 06/08/2022	74,000	70,750
3.90%, 06/09/2042	32,000	29,692
Illinois Tool Works, Inc.
3.50%, 03/01/2024	100,000	99,629
3.90%, 09/01/2042	280,000	255,040

	Principal	Value
Machinery (continued)
Ingersoll-Rand Co.
6.39%, 11/15/2027	$ 25,000	$ 29,148
Parker Hannifin Corp., Series MTN
5.50%, 05/15/2018	20,000	22,683
Media - 0.8%
21st Century Fox America, Inc.
6.65%, 11/15/2037	50,000	61,070
7.30%, 04/30/2028	50,000	62,013
8.88%, 04/26/2023	80,000	104,456
9.50%, 07/15/2024	70,000	93,902
CBS Corp.
5.75%, 04/15/2020	17,000	19,310
7.88%, 09/01/2023 - 07/30/2030	95,000	122,052
8.88%, 05/15/2019	90,000	115,388
Comcast Corp.
4.25%, 01/15/2033	173,000	169,565
6.45%, 03/15/2037	50,000	61,511
6.50%, 01/15/2017 - 11/15/2035	300,000	367,111
COX Communications, Inc.
3.25%, 12/15/2022 - 144A	55,000	51,666
8.38%, 03/01/2039 - 144A	60,000	78,715
DIRECTV Holdings LLC / DIRECTV Financing Co., Inc.
3.80%, 03/15/2022	150,000	148,431
4.60%, 02/15/2021	125,000	131,883
5.00%, 03/01/2021	33,000	35,481
6.38%, 03/01/2041	100,000	108,701
Discovery Communications LLC
4.38%, 06/15/2021	80,000	84,603
Historic TW, Inc.
9.15%, 02/01/2023	500,000	682,077
NBCUniversal Media LLC
4.38%, 04/01/2021	50,000	54,261
6.40%, 04/30/2040	170,000	210,324
TCI Communications, Inc.
8.75%, 08/01/2015	100,000	110,789
Thomson Reuters Corp.
3.95%, 09/30/2021	126,000	128,483
4.50%, 05/23/2043	59,000	53,193
4.70%, 10/15/2019	15,000	16,346
Time Warner Cable, Inc.
5.50%, 09/01/2041	90,000	93,835
6.75%, 07/01/2018	60,000	70,334
7.30%, 07/01/2038	100,000	124,935
8.75%, 02/14/2019	50,000	63,251
Time Warner Entertainment Co., LP
8.38%, 03/15/2023	50,000	65,375
8.38%, 07/15/2033 (A)	25,000	34,452
Viacom, Inc.
1.25%, 02/27/2015	22,000	22,132
3.13%, 06/15/2022 (A)	50,000	48,172
3.88%, 12/15/2021 (A)	72,000	73,491
4.38%, 03/15/2043	93,000	82,648
4.50%, 03/01/2021 - 02/27/2042	55,000	55,011
Walt Disney Co., Series MTN
0.45%, 12/01/2015	33,000	32,973
Metals & Mining - 0.2%
BHP Billiton Finance USA, Ltd.
3.85%, 09/30/2023	131,000	134,203
5.50%, 04/01/2014	50,000	50,000
Freeport-McMoRan Copper & Gold, Inc.
2.15%, 03/01/2017	134,000	135,977
3.10%, 03/15/2020	87,000	84,635
3.88%, 03/15/2023	25,000	23,904
5.45%, 03/15/2043	37,000	36,385

The notes are an integral part of this report. Transamerica Series Trust	March 31, 2014 Form N-Q

Transamerica JPMorgan Core Bond VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2014

(unaudited)

	Principal	Value
Metals & Mining (continued)
Nucor Corp.
4.00%, 08/01/2023	$ 45,000	$ 44,879
Placer Dome, Inc.
6.45%, 10/15/2035	40,000	41,831
Rio Tinto Finance USA PLC
1.63%, 08/21/2017	88,000	88,165
Rio Tinto Finance USA, Ltd.
3.50%, 11/02/2020	12,000	12,289
3.75%, 09/20/2021	80,000	82,394
8.95%, 05/01/2014	35,000	35,234
Multi-Utilities - 0.1%
Consumers Energy Co.
2.85%, 05/15/2022	20,000	19,539
5.65%, 04/15/2020	20,000	23,166
6.13%, 03/15/2019	100,000	117,636
Delmarva Power & Light Co.
4.00%, 06/01/2042	47,000	43,936
Dominion Resources, Inc.
5.25%, 08/01/2033	100,000	109,935
DTE Energy Co.
3.85%, 12/01/2023	46,000	46,650
San Diego Gas & Electric Co.
3.95%, 11/15/2041 (A)	44,000	42,168
6.00%, 06/01/2026	50,000	61,043
Sempra Energy
2.88%, 10/01/2022	70,000	66,292
4.05%, 12/01/2023	72,000	73,591
6.50%, 06/01/2016	50,000	55,658
9.80%, 02/15/2019	50,000	66,216
Multiline Retail - 0.1%
Kohl’s Corp.
6.25%, 12/15/2017	15,000	17,251
Macy’s Retail Holdings, Inc.
2.88%, 02/15/2023	74,000	69,289
4.38%, 09/01/2023 (A)	62,000	64,181
7.45%, 07/15/2017	30,000	35,370
Nordstrom, Inc.
4.00%, 10/15/2021	35,000	36,867
Target Corp.
6.00%, 01/15/2018	100,000	115,087
Oil, Gas & Consumable Fuels - 1.1%
Anadarko Finance Co.
7.50%, 05/01/2031	100,000	127,326
Anadarko Petroleum Corp.
5.75%, 06/15/2014	50,000	50,509
8.70%, 03/15/2019	80,000	101,413
Apache Corp.
3.25%, 04/15/2022	14,000	14,121
4.75%, 04/15/2043	57,000	57,301
BP Capital Markets PLC
1.38%, 11/06/2017 (A)	40,000	39,841
1.85%, 05/05/2017	89,000	90,388
2.24%, 05/10/2019	150,000	149,108
2.75%, 05/10/2023	254,000	238,224
3.25%, 05/06/2022	96,000	95,192
3.81%, 02/10/2024	66,000	66,590
4.74%, 03/11/2021 (A)	50,000	55,470
Burlington Resources Finance Co.
7.40%, 12/01/2031	25,000	34,458
Canadian Natural Resources, Ltd.
5.90%, 02/01/2018 (A)	25,000	28,454
6.25%, 03/15/2038 (A)	140,000	167,447
6.45%, 06/30/2033	25,000	29,804
7.20%, 01/15/2032	20,000	25,234
Cenovus Energy, Inc.
3.00%, 08/15/2022	25,000	23,916

	Principal	Value
Oil, Gas & Consumable Fuels (continued)
Cenovus Energy, Inc. (continued)
4.45%, 09/15/2042	$ 58,000	$ 54,987
6.75%, 11/15/2039	40,000	49,669
Chevron Corp.
2.43%, 06/24/2020 (A)	59,000	58,579
ConocoPhillips
5.75%, 02/01/2019	75,000	87,573
Devon Energy Corp.
3.25%, 05/15/2022	64,000	63,035
4.75%, 05/15/2042	52,000	51,550
6.30%, 01/15/2019	30,000	35,135
EnCana Corp.
6.50%, 05/15/2019 - 08/15/2034 (A)	80,000	93,066
ENI SpA
5.70%, 10/01/2040 - 144A	125,000	130,142
EOG Resources, Inc.
2.63%, 03/15/2023	36,000	34,011
Hess Corp.
7.88%, 10/01/2029	25,000	32,833
Kerr-McGee Corp.
7.88%, 09/15/2031	200,000	259,616
Magellan Midstream Partners, LP
5.15%, 10/15/2043	178,000	186,952
Occidental Petroleum Corp.
1.75%, 02/15/2017	28,000	28,370
Petro-Canada
6.05%, 05/15/2018	40,000	46,060
6.80%, 05/15/2038	50,000	63,301
Petrobras Global Finance BV
4.38%, 05/20/2023 (A)	112,000	102,482
6.25%, 03/17/2024	354,000	364,712
Petrobras International Finance Co.
6.75%, 01/27/2041	100,000	96,908
7.88%, 03/15/2019	100,000	114,056
Petroleos Mexicanos
4.88%, 01/18/2024 - 144A	44,000	45,430
6.38%, 01/23/2045 - 144A	106,000	114,348
Phillips 66
2.95%, 05/01/2017	33,000	34,425
4.30%, 04/01/2022	17,000	17,972
Shell International Finance BV
1.13%, 08/21/2017	85,000	84,484
6.38%, 12/15/2038	150,000	193,369
Sinopec Group Overseas Development, Ltd.
4.38%, 10/17/2023 - 144A	208,000	209,298
Spectra Energy Partners, LP
2.95%, 09/25/2018	80,000	81,552
5.95%, 09/25/2043	63,000	71,973
Statoil ASA
1.15%, 05/15/2018	134,000	130,290
2.65%, 01/15/2024	214,000	200,146
2.90%, 11/08/2020	31,000	31,276
3.13%, 08/17/2017	33,000	34,803
3.15%, 01/23/2022	33,000	33,103
4.25%, 11/23/2041	27,000	26,287
Talisman Energy, Inc.
5.50%, 05/15/2042	110,000	108,966
5.85%, 02/01/2037	70,000	71,631
6.25%, 02/01/2038	70,000	74,825
7.75%, 06/01/2019	60,000	72,472
Tosco Corp.
7.80%, 01/01/2027	100,000	136,984
Total Capital Canada, Ltd.
0.62%, 01/15/2016 (B)	36,000	36,199
Total Capital International SA
0.75%, 01/25/2016	23,000	23,066
1.50%, 02/17/2017 (A)	55,000	55,825
1.55%, 06/28/2017 (A)	66,000	66,649

The notes are an integral part of this report. Transamerica Series Trust	March 31, 2014 Form N-Q

Transamerica JPMorgan Core Bond VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2014

(unaudited)

	Principal	Value
Oil, Gas & Consumable Fuels (continued)
Total Capital SA
2.30%, 03/15/2016	$ 100,000	$ 103,192
4.13%, 01/28/2021	29,000	31,138
Pharmaceuticals - 0.1%
AbbVie, Inc.
1.75%, 11/06/2017	134,000	134,424
2.90%, 11/06/2022	87,000	83,753
Actavis, Inc.
3.25%, 10/01/2022 (A)	38,000	36,430
AstraZeneca PLC
5.40%, 06/01/2014	50,000	50,400
GlaxoSmithKline Capital, Inc.
4.38%, 04/15/2014 (A)	50,000	50,065
Merck & Co., Inc.
2.40%, 09/15/2022	62,000	57,982
2.80%, 05/18/2023	94,000	89,289
Zoetis, Inc.
1.88%, 02/01/2018 (A)	26,000	25,822
4.70%, 02/01/2043	26,000	25,731
Real Estate Investment Trusts - 0.2%
American Tower Corp.
3.50%, 01/31/2023	100,000	94,564
5.00%, 02/15/2024	57,000	59,366
ERP Operating, LP
4.63%, 12/15/2021	77,000	83,244
HCP, Inc.
2.63%, 02/01/2020	55,000	53,726
3.75%, 02/01/2019 (A)	21,000	22,127
4.20%, 03/01/2024 (A)	30,000	30,418
4.25%, 11/15/2023	58,000	59,285
Health Care REIT, Inc.
4.50%, 01/15/2024 (A)	73,000	75,183
ProLogis, LP
4.25%, 08/15/2023	76,000	77,297
Simon Property Group, LP
2.15%, 09/15/2017	167,000	170,650
4.13%, 12/01/2021 (A)	67,000	71,404
5.63%, 08/15/2014	50,000	50,945
6.10%, 05/01/2016	60,000	65,678
WEA Finance LLC / WT Finance AUST Pty, Ltd.
3.38%, 10/03/2022 - 144A (A)	105,000	104,851
6.75%, 09/02/2019 - 144A	143,000	171,898
Road & Rail - 0.3%
Burlington Northern Santa Fe LLC
3.00%, 03/15/2023 (A)	50,000	47,191
3.05%, 03/15/2022	87,000	84,512
3.45%, 09/15/2021	22,000	22,289
3.60%, 09/01/2020	25,000	25,896
3.75%, 04/01/2024 (A)	124,000	124,358
4.38%, 09/01/2042	88,000	83,326
5.15%, 09/01/2043	154,000	163,221
5.65%, 05/01/2017	50,000	56,187
6.70%, 08/01/2028	50,000	60,311
Canadian Pacific Railway Co.
7.13%, 10/15/2031	50,000	63,632
CSX Corp.
4.10%, 03/15/2044	16,000	14,594
4.25%, 06/01/2021	22,000	23,388
5.50%, 04/15/2041	37,000	41,163
7.90%, 05/01/2017	60,000	70,497
Norfolk Southern Corp.
3.25%, 12/01/2021	55,000	55,381
3.95%, 10/01/2042 (A)	35,000	31,634
6.00%, 03/15/2105 - 05/23/2111	317,000	361,511

	Principal	Value
Road & Rail (continued)
Ryder System, Inc., Series MTN
2.50%, 03/01/2017	$ 48,000	$ 49,057
3.60%, 03/01/2016 (A)	25,000	26,145
Union Pacific Corp.
2.95%, 01/15/2023	16,000	15,287
3.65%, 02/15/2024	37,000	36,882
4.16%, 07/15/2022	7,000	7,401
4.30%, 06/15/2042 (A)	20,000	19,252
Union Pacific Railroad Co. Pass Through Trust
4.70%, 01/02/2024	64,205	68,696
Semiconductors & Semiconductor Equipment - 0.1%
Intel Corp.
3.30%, 10/01/2021	86,000	87,985
4.00%, 12/15/2032	121,000	117,483
Texas Instruments, Inc.
1.65%, 08/03/2019 (A)	183,000	176,598
Software - 0.1%
Intuit, Inc.
5.75%, 03/15/2017	65,000	72,984
Microsoft Corp.
0.88%, 11/15/2017	23,000	22,673
1.63%, 09/25/2015	60,000	61,055
2.13%, 11/15/2022 (A)	34,000	31,474
2.38%, 05/01/2023 (A)	81,000	75,622
3.63%, 12/15/2023 (A)	111,000	113,867
Oracle Corp.
5.25%, 01/15/2016	30,000	32,476
5.75%, 04/15/2018	100,000	115,125
6.13%, 07/08/2039	82,000	100,758
6.50%, 04/15/2038	30,000	38,309
Specialty Retail - 0.1%
Gap, Inc.
5.95%, 04/12/2021	53,000	59,674
Home Depot, Inc.
5.40%, 03/01/2016	85,000	92,604
Lowe’s Cos., Inc.
4.65%, 04/15/2042	54,000	54,536
5.13%, 11/15/2041	33,000	35,702
Transportation Infrastructure - 0.0% (D)
Penske Truck Leasing Co., LP / PTL Finance Corp.
2.88%, 07/17/2018 - 144A	53,000	53,842
Wireless Telecommunication Services - 0.1%
America Movil SAB de CV
6.13%, 03/30/2040	100,000	112,855
Crown Castle Towers LLC
3.21%, 08/15/2015 - 144A	30,000	30,540
Rogers Communications, Inc.
4.10%, 10/01/2023	176,000	180,396
8.75%, 05/01/2032	50,000	68,305
Vodafone Group PLC
1.50%, 02/19/2018	125,000	122,901

Total Corporate Debt Securities (cost $72,379,229)		75,074,739

CONVERTIBLE BOND - 0.0% (D)
Beverages - 0.0% (D)
Coca-Cola Co.
4.88%, 03/15/2019	65,000	73,367

Total Convertible Bond (cost $64,666)		73,367

The notes are an integral part of this report. Transamerica Series Trust	March 31, 2014 Form N-Q

Transamerica JPMorgan Core Bond VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2014

(unaudited)

	Shares	Value
SECURITIES LENDING COLLATERAL - 5.4%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.16% (G)	27,920,660	$ 27,920,660

Total Securities Lending Collateral (cost $27,920,660)		27,920,660

	Principal	Value
REPURCHASE AGREEMENT - 8.0%
State Street Bank & Trust Co. 0.01% (G), dated 03/31/2014, to be repurchased at $40,800,188 on 04/01/2014. Collateralized by U.S. Government Agency Obligations, 3.00% - 4.00%, due 05/15/2040, and with a total value of $41,619,083.	$ 40,800,177	40,800,177

Total Repurchase Agreement (cost $40,800,177)		40,800,177

Total Investment Securities (cost $535,038,436) (H)		540,548,377
Other Assets and Liabilities - Net - (5.4)%		(27,515,899)

Net Assets - 100.0%		$ 513,032,478

VALUATION SUMMARY: (I)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at March 31, 2014
ASSETS
Investment Securities
U.S. Government Obligations	$—	$118,889,331	$—	$118,889,331
U.S. Government Agency Obligations	—	194,070,663	—	194,070,663
Foreign Government Obligations	—	4,927,059	—	4,927,059
Mortgage-Backed Securities	—	40,596,275	—	40,596,275
Asset-Backed Securities	—	37,415,412	—	37,415,412
Municipal Government Obligations	—	780,694	—	780,694
Corporate Debt Securities	—	75,074,739	—	75,074,739
Convertible Bond	—	73,367	—	73,367
Securities Lending Collateral	27,920,660	—	—	27,920,660
Repurchase Agreement	—	40,800,177	—	40,800,177

Total Investment Securities	$27,920,660	$512,627,717	$—	$540,548,377

NOTES TO SCHEDULE OF INVESTMENTS:

(A)	All or a portion of this security is on loan. The value of all securities on loan is $27,359,445. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(B)	Floating or variable rate note. Rate is listed as of March 31, 2014.
(C)	Illiquid. Total aggregate fair value of illiquid securities is $4,810,508, or 0.94% of the portfolio’s net assets.
(D)	Percentage rounds to less than 0.1%.
(E)	Step bond – Coupon rate changes in increments to maturity. Rate disclosed is as of March 31, 2014. Maturity date disclosed is the ultimate maturity date.
(F)	When-issued security. A conditional transaction in a security authorized for issuance, but not yet issued.
(G)	Rate shown reflects the yield at March 31, 2014.
(H)	Aggregate cost for federal income tax purposes is $535,038,436. Aggregate gross unrealized appreciation and depreciation for all securities in which there is an excess of value over tax cost were $11,359,105 and $5,849,164, respectively. Net unrealized appreciation for tax purposes is $5,509,941.
(I)	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers between Levels 1 and 2 during the period ended March 31, 2014. See the notes to the schedules of investments for more information regarding pricing inputs and valuation techniques.

DEFINITIONS:

144A	144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2014, these securities aggregated $62,285,208, or 12.14% of the portfolio’s net assets.
CMBS	Commercial Mortgage-Backed Securities
IO	Interest only portion of a STRIP (Separate Trading of Registered Interest and Principal Security) Security
MTN	Medium Term Note
PO	Principal only portion of a STRIP (Separate Trading of Registered Interest and Principal Security) Security
REMIC	Real Estate Mortgage Investment Conduits (consist of a fixed pool of mortgages broken apart and marketed to investors as individual securities)
Re-REMIC	Re-Securitized Real Estate Mortgage Investment Conduits (consist of a fixed pool of mortgages broken apart and marketed to investors as individual securities)
STRIPS	Separate Trading of Registered Interest and Principal of Securities

The notes are an integral part of this report. Transamerica Series Trust	March 31, 2014 Form N-Q

Transamerica JPMorgan Enhanced Index VP

SCHEDULE OF INVESTMENTS

At March 31, 2014

(unaudited)

	Principal	Value
SHORT-TERM U.S. GOVERNMENT OBLIGATION - 0.1%
U.S. Treasury Bill
0.07%, 06/26/2014 (A) (B)	$ 405,000	$ 404,934

Total Short-Term U.S. Government Obligation (cost $404,934)		404,934

	Shares	Value
COMMON STOCKS - 98.6%
Aerospace & Defense - 2.7%
Honeywell International, Inc.	29,252	2,713,416
L-3 Communications Holdings, Inc.	7,700	909,755
United Technologies Corp.	36,353	4,247,484
Airlines - 0.5%
Delta Air Lines, Inc.	20,707	717,497
United Continental Holdings, Inc. (C)	15,903	709,751
Auto Components - 0.3%
Lear Corp.	1,337	111,934
TRW Automotive Holdings Corp. (C)	7,920	646,430
Automobiles - 0.7%
General Motors Co.	55,234	1,901,154
Beverages - 2.4%
Coca-Cola Co.	48,745	1,884,482
Constellation Brands, Inc. - Class A (C)	4,816	409,216
Dr. Pepper Snapple Group, Inc.	27,690	1,507,997
Molson Coors Brewing Co. - Class B	6,010	353,749
PepsiCo, Inc.	33,633	2,808,355
Biotechnology - 2.7%
Alexion Pharmaceuticals, Inc. (C)	5,144	782,557
Biogen IDEC, Inc. (C)	8,825	2,699,303
Celgene Corp. (C)	19,607	2,737,137
Gilead Sciences, Inc. (C)	14,276	1,011,597
Vertex Pharmaceuticals, Inc. (C)	7,888	557,839
Building Products - 0.4%
Masco Corp.	50,694	1,125,914
Capital Markets - 2.4%
Charles Schwab Corp.	37,289	1,019,108
Goldman Sachs Group, Inc.	6,849	1,122,209
Invesco, Ltd.	47,564	1,759,868
Morgan Stanley	66,796	2,082,031
State Street Corp.	14,583	1,014,248
Chemicals - 1.2%
Axiall Corp.	9,743	437,655
CF Industries Holdings, Inc. - Class B	44	11,468
Dow Chemical Co.	22,742	1,105,034
E.I. du Pont de Nemours & Co.	1,621	108,769
Monsanto Co.	13,780	1,567,751
Mosaic Co.	4,378	218,900
Commercial Banks - 3.0%
Cullen / Frost Bankers, Inc. (D)	1,862	144,361
PNC Financial Services Group, Inc.	12,391	1,078,017
SVB Financial Group (C)	1,382	177,974
U.S. Bancorp - Class A	7,571	324,493
Wells Fargo & Co.	141,875	7,056,862
Commercial Services & Supplies - 0.1%
Tyco International, Ltd.	6,592	279,501
Communications Equipment - 2.3%
Cisco Systems, Inc.	159,311	3,570,160
QUALCOMM, Inc.	40,192	3,169,541

	Shares	Value
Computers & Peripherals - 3.4%
Apple, Inc.	14,352	$ 7,703,293
EMC Corp.	43,596	1,194,966
Hewlett-Packard Co.	27,061	875,694
Construction & Engineering - 1.0%
Fluor Corp.	36,176	2,811,961
Construction Materials - 0.2%
Martin Marietta Materials, Inc.	3,500	449,225
Consumer Finance - 0.8%
American Express Co.	7,529	677,836
Capital One Financial Corp.	19,099	1,473,679
SLM Corp.	4,357	106,659
Containers & Packaging - 0.3%
Crown Holdings, Inc. (C)	15,344	686,491
Sealed Air Corp. - Class A	3,300	108,471
Diversified Financial Services - 4.3%
Bank of America Corp.	271,409	4,668,235
Berkshire Hathaway, Inc. - Class B (C)	21,322	2,664,610
Citigroup, Inc.	77,332	3,681,003
IntercontinentalExchange Group, Inc.	7,760	1,535,161
Diversified Telecommunication Services - 1.6%
AT&T, Inc.	4,237	148,592
Verizon Communications, Inc.	91,709	4,362,597
Electric Utilities - 1.5%
American Electric Power Co., Inc.	23,686	1,199,933
Edison International	4,706	266,406
FirstEnergy Corp.	14,100	479,823
NextEra Energy, Inc.	26,040	2,489,945
Electrical Equipment - 1.8%
Eaton Corp. PLC	27,123	2,037,480
Emerson Electric Co.	46,775	3,124,570
Electronic Equipment & Instruments - 0.4%
Corning, Inc. (D)	24,649	513,192
TE Connectivity, Ltd.	9,510	572,597
Energy Equipment & Services - 2.5%
Ensco PLC - Class A (D)	27,717	1,462,903
Halliburton Co.	24,766	1,458,470
Noble Corp. PLC	16,986	556,122
Schlumberger, Ltd.	39,421	3,843,547
Food & Staples Retailing - 2.0%
Costco Wholesale Corp.	12,218	1,364,506
CVS Caremark Corp.	40,906	3,062,223
Kroger Co.	17,630	769,550
Wal-Mart Stores, Inc.	8,922	681,908
Food Products - 2.5%
Archer-Daniels-Midland Co.	52,550	2,280,144
General Mills, Inc.	40,625	2,105,188
Kellogg Co.	15,066	944,789
Mondelez International, Inc. - Class A	58,058	2,005,904
Gas Utilities - 0.3%
EQT Corp.	4,422	428,801
Questar Corp.	18,843	448,087
Health Care Equipment & Supplies - 1.9%
Abbott Laboratories	51,323	1,976,449
Baxter International, Inc.	22,231	1,635,757
Covidien PLC	8,700	640,842
Stryker Corp.	15,193	1,237,773
Health Care Providers & Services - 2.0%
Aetna, Inc.	7,685	576,144
Humana, Inc. - Class A	16,317	1,839,252
McKesson Corp.	7,326	1,293,552
UnitedHealth Group, Inc.	23,649	1,938,982

The notes are an integral part of this report. Transamerica Series Trust	March 31, 2014 Form N-Q

Transamerica JPMorgan Enhanced Index VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2014

(unaudited)

	Shares	Value
Health Care Technology - 0.2%
Cerner Corp. (C) (D)	7,924	$ 445,725
Hotels, Restaurants & Leisure - 1.2%
McDonald’s Corp.	2,013	197,334
Royal Caribbean Cruises, Ltd. - Class A	20,154	1,099,602
Starbucks Corp.	23,944	1,757,011
Yum! Brands, Inc.	4,440	334,732
Household Durables - 0.6%
Harman International Industries, Inc.	6,720	715,008
Lennar Corp. - Class A (D)	2,683	106,300
NVR, Inc. (C)	100	114,700
PulteGroup, Inc. (D)	33,104	635,266
Toll Brothers, Inc. (C) (D)	4,033	144,785
Household Products - 1.7%
Kimberly-Clark Corp.	2,276	250,929
Procter & Gamble Co.	56,711	4,570,907
Industrial Conglomerates - 0.8%
General Electric Co.	87,807	2,273,323
Insurance - 2.9%
ACE, Ltd.	30,003	2,972,097
Axis Capital Holdings, Ltd.	6,314	289,497
Hartford Financial Services Group, Inc. (D)	2,302	81,192
Marsh & McLennan Cos., Inc.	23,887	1,177,629
MetLife, Inc.	53,808	2,841,062
Prudential Financial, Inc.	4,687	396,755
Travelers Cos., Inc.	2,000	170,200
XL Group PLC - Class A	17,664	552,000
Internet & Catalog Retail - 1.2%
Amazon.com, Inc. (C)	7,283	2,450,875
priceline.com, Inc. (C)	973	1,159,709
Internet Software & Services - 3.4%
eBay, Inc. (C)	27,785	1,534,844
Facebook, Inc. - Class A (C)	19,838	1,195,041
Google, Inc. - Class A (C)	6,128	6,829,717
LinkedIn Corp. - Class A (C)	605	111,889
IT Services - 2.8%
Accenture PLC - Class A	12,165	969,794
Alliance Data Systems Corp. (C) (D)	1,856	505,667
Cognizant Technology Solutions Corp. - Class A (C)	30,778	1,557,675
International Business Machines Corp.	7,082	1,363,214
Mastercard, Inc. - Class A	7,330	547,551
Visa, Inc. - Class A	13,411	2,894,899
Xerox Corp.	11,591	130,978
Life Sciences Tools & Services - 0.3%
Mettler-Toledo International, Inc. (C)	3,511	827,472
Machinery - 1.2%
Caterpillar, Inc.	3,638	361,508
Deere & Co. (D)	6,560	595,648
PACCAR, Inc.	31,292	2,110,333
SPX Corp.	3,337	328,060
Media - 4.2%
CBS Corp. - Class B	21,804	1,347,487
Comcast Corp. - Class A	77,019	3,852,490
DISH Network Corp. - Class A (C)	9,702	603,561
Omnicom Group, Inc.	1,991	144,547
Time Warner Cable, Inc.	9,213	1,263,839
Time Warner, Inc.	53,317	3,483,200
Walt Disney Co. - Class A	16,952	1,357,347
Metals & Mining - 1.0%
Alcoa, Inc. (D)	103,487	1,331,878
Freeport-McMoRan Copper & Gold, Inc.	24,284	803,072
U.S. Steel Corp. (D)	23,305	643,451

	Shares	Value
Multi-Utilities - 1.7%
CMS Energy Corp.	38,219	$ 1,119,052
Dominion Resources, Inc.	10,400	738,296
DTE Energy Co.	91	6,760
NiSource, Inc. - Class B	28,983	1,029,766
Public Service Enterprise Group, Inc.	28,921	1,103,047
Sempra Energy	9,248	894,837
Multiline Retail - 0.3%
Macy’s, Inc.	10,528	624,205
Nordstrom, Inc. (D)	4,979	310,939
Oil, Gas & Consumable Fuels - 6.8%
Anadarko Petroleum Corp. - Class A	11,639	986,522
Cheniere Energy, Inc. (C)	7,390	409,037
Chevron Corp.	40,585	4,825,962
ConocoPhillips	3,100	218,085
EOG Resources, Inc.	6,961	1,365,539
Exxon Mobil Corp.	62,820	6,136,258
Marathon Oil Corp.	35,617	1,265,116
Marathon Petroleum Corp.	21,951	1,910,615
Occidental Petroleum Corp.	21,329	2,032,440
Phillips 66	273	21,037
Pioneer Natural Resources Co. (D)	800	149,712
QEP Resources, Inc.	9,800	288,512
Range Resources Corp. (D)	1,090	90,437
Paper & Forest Products - 0.1%
International Paper Co.	7,266	333,364
Pharmaceuticals - 6.1%
Actavis PLC (C)	1,538	316,597
Allergan, Inc.	7,575	940,057
Bristol-Myers Squibb Co.	75,054	3,899,055
Johnson & Johnson	77,937	7,655,752
Merck & Co., Inc.	56,780	3,223,401
Perrigo Co. PLC	5,256	812,893
Pfizer, Inc.	20,906	671,501
Real Estate Investment Trusts - 2.1%
American Tower Corp. - Class A	3,419	279,914
AvalonBay Communities, Inc.	5,590	734,079
Brandywine Realty Trust (D)	17,964	259,759
DiamondRock Hospitality Co.	46,400	545,200
General Growth Properties, Inc.	6,400	140,800
Highwoods Properties, Inc. (D)	9,184	352,757
Host Hotels & Resorts, Inc.	4,687	94,865
Kilroy Realty Corp.	3,639	213,173
Kimco Realty Corp.	17,854	390,645
Liberty Property Trust - Series C	4,600	170,016
Mid-America Apartment Communities, Inc. (D)	4,400	300,388
ProLogis, Inc. - Class A	13,565	553,859
Public Storage	1,083	182,475
Simon Property Group, Inc.	7,377	1,209,828
Ventas, Inc.	9,939	602,005
Road & Rail - 2.4%
CSX Corp.	82,266	2,383,246
Norfolk Southern Corp.	5,382	522,969
Union Pacific Corp.	22,014	4,131,147
Semiconductors & Semiconductor Equipment - 2.1%
Applied Materials, Inc. - Class A	35,598	726,911
Avago Technologies, Ltd. - Class A	16,165	1,041,188
Freescale Semiconductor, Ltd. (C) (D)	3,700	90,317
KLA-Tencor Corp. (D)	21,565	1,491,004
LAM Research Corp. (C)	23,160	1,273,800
Xilinx, Inc.	26,406	1,433,054
Software - 4.4%
Adobe Systems, Inc. (C)	27,953	1,837,630

The notes are an integral part of this report. Transamerica Series Trust	March 31, 2014 Form N-Q

Transamerica JPMorgan Enhanced Index VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2014

(unaudited)

	Shares	Value
Software (continued)
CA, Inc.	5,589	$ 173,091
Citrix Systems, Inc. (C)	8,606	494,243
Microsoft Corp.	158,881	6,512,532
Oracle Corp.	77,725	3,179,730
VMware, Inc. - Class A (C) (D)	4,752	513,311
Specialty Retail - 3.3%
AutoZone, Inc. (C)	2,685	1,442,113
Gap, Inc. - Class A	2,312	92,619
Home Depot, Inc.	42,500	3,363,025
Lowe’s Cos., Inc.	50,094	2,449,597
Ross Stores, Inc.	9,300	665,415
TJX Cos., Inc.	26,186	1,588,181
Textiles, Apparel & Luxury Goods - 0.8%
Lululemon Athletica, Inc. (C) (D)	3,300	173,547
V.F. Corp.	35,593	2,202,495
Tobacco - 1.3%
Philip Morris International, Inc.	44,974	3,682,021
Trading Companies & Distributors - 0.4%
WW Grainger, Inc. (D)	4,687	1,184,217
Water Utilities - 0.1%
American Water Works Co., Inc.	6,716	304,906

Total Common Stocks (cost $241,597,869)		284,259,495

SECURITIES LENDING COLLATERAL - 3.4%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.16% (A)	9,696,535	9,696,535

Total Securities Lending Collateral (cost $9,696,535)		9,696,535

	Principal	Value
REPURCHASE AGREEMENT - 1.2%
State Street Bank & Trust Co. 0.01% (A), dated 03/31/2014, to be repurchased at $3,362,819 on 04/01/2014. Collateralized by a U.S. Government Agency Obligation, 3.00%, due 07/25/2037, and with a value of $3,433,775.	$ 3,362,818	3,362,818

Total Repurchase Agreement (cost $3,362,818)		3,362,818

Total Investment Securities (cost $255,062,156) (E)		297,723,782
Other Assets and Liabilities - Net - (3.3)%		(9,489,073)

Net Assets - 100.0%		$ 288,234,709

The notes are an integral part of this report. Transamerica Series Trust	March 31, 2014 Form N-Q

Transamerica JPMorgan Enhanced Index VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2014

(unaudited)

FUTURES CONTRACTS:

Description	Type	Contracts	Expiration Date	Net Unrealized Appreciation (Depreciation)
S&P 500 E-Mini Index	Long	39	06/20/2014	$26,360

VALUATION SUMMARY: (F)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at March 31, 2014
ASSETS
Investment Securities
Short-Term U.S. Government Obligation	$—	$404,934	$—	$404,934
Common Stocks	284,259,495	—	—	284,259,495
Securities Lending Collateral	9,696,535	—	—	9,696,535
Repurchase Agreement	—	3,362,818	—	3,362,818

Total Investment Securities	$293,956,030	$3,767,752	$—	$297,723,782

Derivative Financial Instruments
Futures Contracts (G)	$26,360	$—	$—	$26,360

Total Derivative Financial Instruments	$26,360	$—	$—	$26,360

NOTES TO SCHEDULE OF INVESTMENTS:

(A)	Rate shown reflects the yield at March 31, 2014.
(B)	All or a portion of this security has been segregated by the custodian with the broker as collateral to cover margin requirements for open futures contracts. Total value of securities segregated as collateral to cover margin requirements for open futures contracts is $294,876.
(C)	Non-income producing security.
(D)	All or a portion of this security is on loan. The value of all securities on loan is $9,487,241. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(E)	Aggregate cost for federal income tax purposes is $255,062,156. Aggregate gross unrealized appreciation and depreciation for all securities in which there is an excess of value over tax cost were $44,210,033 and $1,548,407, respectively. Net unrealized appreciation for tax purposes is $42,661,626.
(F)	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers between Levels 1 and 2 during the period ended March 31, 2014. See the notes to the schedules of investments for more information regarding pricing inputs and valuation techniques.
(G)	Derivative financial instruments valued at unrealized appreciation (depreciation) on the instrument.

The notes are an integral part of this report. Transamerica Series Trust	March 31, 2014 Form N-Q

Transamerica JPMorgan Mid Cap Value VP

SCHEDULE OF INVESTMENTS

At March 31, 2014

(unaudited)

	Shares	Value
COMMON STOCKS - 96.8%
Beverages - 1.6%
Brown-Forman Corp. - Class B	39,950	$ 3,583,115
Dr. Pepper Snapple Group, Inc.	229,710	12,510,007
Building Products - 0.7%
Fortune Brands Home & Security, Inc.	163,997	6,900,994
Capital Markets - 5.1%
Ameriprise Financial, Inc.	140,894	15,508,203
Invesco, Ltd.	279,422	10,338,614
Legg Mason, Inc. (A)	104,203	5,110,115
Northern Trust Corp.	160,201	10,502,777
T. Rowe Price Group, Inc.	138,026	11,366,441
Chemicals - 4.2%
Airgas, Inc.	125,853	13,404,603
Albemarle Corp.	189,024	12,554,974
Sherwin-Williams Co.	35,100	6,919,263
Sigma-Aldrich Corp.	112,271	10,483,866
Commercial Banks - 6.4%
City National Corp.	87,007	6,849,191
Fifth Third Bancorp	719,259	16,506,994
First Republic Bank - Class A	116,328	6,280,549
Huntington Bancshares, Inc. - Class A	486,233	4,847,743
M&T Bank Corp. (A)	115,927	14,061,945
SunTrust Banks, Inc.	313,299	12,466,167
Zions Bancorporation	165,615	5,130,753
Communications Equipment - 0.7%
CommScope Holding Co., Inc. (B)	282,718	6,977,480
Containers & Packaging - 3.4%
Ball Corp.	295,015	16,169,772
Rock-Tenn Co. - Class A	86,655	9,148,168
Silgan Holdings, Inc.	193,218	9,568,156
Distributors - 0.2%
Genuine Parts Co.	22,597	1,962,549
Electric Utilities - 2.8%
Edison International	161,199	9,125,475
Westar Energy, Inc. - Class A (A)	305,843	10,753,440
Xcel Energy, Inc. (A)	308,335	9,361,051
Electrical Equipment - 2.8%
AMETEK, Inc. - Class A	197,733	10,181,272
Hubbell, Inc. - Class B	74,633	8,946,258
Regal Beloit Corp.	136,703	9,939,675
Electronic Equipment & Instruments - 3.0%
Amphenol Corp. - Class A	175,080	16,046,082
Arrow Electronics, Inc. (B)	249,397	14,804,206
Food & Staples Retailing - 1.7%
Kroger Co.	295,609	12,903,333
Rite Aid Corp. (B)	733,672	4,600,123
Food Products - 0.7%
Hershey Co.	72,001	7,516,904
Gas Utilities - 2.4%
EQT Corp.	97,493	9,453,896
National Fuel Gas Co. (A)	96,422	6,753,397
Questar Corp.	386,234	9,184,645
Health Care Equipment & Supplies - 0.8%
CareFusion Corp. - Class A (B)	201,290	8,095,884
Health Care Providers & Services - 4.5%
AmerisourceBergen Corp. - Class A	147,632	9,683,183
Brookdale Senior Living, Inc. (B)	139,500	4,674,645
CIGNA Corp.	171,163	14,331,478

	Shares	Value
Health Care Providers & Services (continued)
Henry Schein, Inc. (B)	56,187	$ 6,707,042
Humana, Inc. - Class A	98,346	11,085,561
Hotels, Restaurants & Leisure - 1.6%
Marriott International, Inc. - Class A (A)	190,767	10,686,767
Wyndham Worldwide Corp.	50,400	3,690,792
Yum! Brands, Inc.	28,979	2,184,727
Household Durables - 1.8%
Jarden Corp. (B)	149,005	8,914,969
Mohawk Industries, Inc. (B)	70,611	9,601,684
Household Products - 1.0%
Energizer Holdings, Inc.	100,099	10,083,973
Industrial Conglomerates - 1.2%
Carlisle Cos., Inc.	162,117	12,862,363
Insurance - 9.4%
Alleghany Corp. (B)	17,468	7,116,114
Chubb Corp. - Class A	99,191	8,857,756
Hartford Financial Services Group, Inc.	288,282	10,167,706
Loews Corp.	394,868	17,393,935
Marsh & McLennan Cos., Inc.	388,475	19,151,818
Old Republic International Corp.	444,558	7,290,751
Unum Group	266,184	9,398,957
WR Berkley Corp.	200,250	8,334,405
XL Group PLC - Class A	294,363	9,198,844
Internet & Catalog Retail - 1.3%
Expedia, Inc. (A)	188,863	13,692,567
IT Services - 1.3%
Jack Henry & Associates, Inc.	238,533	13,300,600
Machinery - 2.8%
IDEX Corp.	163,247	11,899,074
Rexnord Corp. (B)	189,386	5,488,406
Snap-on, Inc.	106,312	12,064,286
Media - 2.5%
CBS Corp. - Class B	57,271	3,539,348
Clear Channel Outdoor Holdings, Inc. - Class A	257,697	2,347,620
DISH Network Corp. - Class A (B)	178,680	11,115,683
Gannett Co., Inc.	341,154	9,415,850
Multi-Utilities - 4.8%
CenterPoint Energy, Inc.	396,438	9,391,616
CMS Energy Corp.	367,630	10,764,207
NiSource, Inc. - Class B	231,727	8,233,260
Sempra Energy	135,458	13,106,916
Wisconsin Energy Corp. (A)	178,364	8,302,844
Multiline Retail - 2.7%
Family Dollar Stores, Inc.	116,583	6,762,980
Kohl’s Corp. (A)	288,201	16,369,817
Nordstrom, Inc.	69,600	4,346,520
Oil, Gas & Consumable Fuels - 4.2%
Energen Corp.	152,733	12,342,354
PBF Energy, Inc. - Class A	239,170	6,170,586
QEP Resources, Inc.	258,914	7,622,428
Southwestern Energy Co. (B)	213,131	9,806,157
Williams Cos., Inc.	185,194	7,515,173
Professional Services - 1.1%
Equifax, Inc.	174,339	11,860,282
Real Estate Investment Trusts - 6.8%
American Campus Communities, Inc.	165,732	6,190,090
AvalonBay Communities, Inc.	74,083	9,728,580
Brixmor Property Group, Inc.	200,124	4,268,645
General Growth Properties, Inc.	328,000	7,216,000
Kimco Realty Corp.	468,697	10,255,090
Rayonier, Inc.	191,532	8,793,234
Regency Centers Corp.	125,748	6,420,693

The notes are an integral part of this report. Transamerica Series Trust	March 31, 2014 Form N-Q

Transamerica JPMorgan Mid Cap Value VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2014

(unaudited)

	Shares	Value
Real Estate Investment Trusts (continued)
Vornado Realty Trust - Class A	115,844	$ 11,417,585
Weyerhaeuser Co.	208,800	6,128,280
Semiconductors & Semiconductor Equipment - 3.7%
Analog Devices, Inc. - Class A	268,356	14,260,438
KLA-Tencor Corp.	144,263	9,974,344
Xilinx, Inc.	258,655	14,037,207
Software - 1.0%
Synopsys, Inc. (B)	274,224	10,532,944
Specialty Retail - 6.0%
AutoZone, Inc. (B)	23,706	12,732,493
Bed Bath & Beyond, Inc. (B)	108,980	7,497,824
Best Buy Co., Inc.	196,400	5,186,924
Gap, Inc. - Class A	407,785	16,335,867
PetSmart, Inc. - Class A (A)	150,709	10,382,343
Tiffany & Co.	81,902	7,055,857
TJX Cos., Inc.	54,436	3,301,543
Textiles, Apparel & Luxury Goods - 1.2%
PVH Corp.	69,002	8,609,380
V.F. Corp.	64,780	4,008,586
Thrifts & Mortgage Finance - 0.3%
Hudson City Bancorp, Inc.	331,198	3,255,676
Trading Companies & Distributors - 1.1%
MSC Industrial Direct Co., Inc. - Class A (A)	126,042	10,905,154

Total Common Stocks (cost $786,662,082)		1,002,188,901

MASTER LIMITED PARTNERSHIP - 0.5%
Real Estate Management & Development - 0.5%
Brookfield Property Partners, LP (B)	272,511	5,095,952

Total Master Limited Partnership (cost $4,697,958)		5,095,952

SECURITIES LENDING COLLATERAL - 7.8%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.16% (C)	80,980,266	80,980,266

Total Securities Lending Collateral (cost $80,980,266)		80,980,266

	Principal	Value
REPURCHASE AGREEMENT - 2.7%
State Street Bank & Trust Co. 0.01% (C), dated 03/31/2014, to be repurchased at $28,310,176 on 04/01/2014. Collateralized by U.S. Government Agency Obligations, 2.75% - 4.00%, due 11/25/2038 - 01/15/2039, and with a total value of $ 28,876,607.	$ 28,310,168	28,310,168

Total Repurchase Agreement (cost $28,310,168)		28,310,168

Total Investment Securities (cost $900,650,474) (D)		1,116,575,287
Other Assets and Liabilities - Net - (7.8)%		(81,133,899)

Net Assets - 100.0%		$ 1,035,441,388

The notes are an integral part of this report. Transamerica Series Trust	March 31, 2014 Form N-Q

Transamerica JPMorgan Mid Cap Value VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2014

(unaudited)

VALUATION SUMMARY: (E)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at March 31, 2014
ASSETS
Investment Securities
Common Stocks	$1,002,188,901	$—	$—	$1,002,188,901
Master Limited Partnership	5,095,952	—	—	5,095,952
Securities Lending Collateral	80,980,266	—	—	80,980,266
Repurchase Agreement	—	28,310,168	—	28,310,168

Total Investment Securities	$1,088,265,119	$28,310,168	$—	$1,116,575,287

NOTES TO SCHEDULE OF INVESTMENTS:

(A)	All or a portion of this security is on loan. The value of all securities on loan is $79,236,297. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(B)	Non-income producing security.
(C)	Rate shown reflects the yield at March 31, 2014.
(D)	Aggregate cost for federal income tax purposes is $900,650,474. Aggregate gross unrealized appreciation and depreciation for all securities in which there is an excess of value over tax cost were $217,127,316 and $1,202,503, respectively. Net unrealized appreciation for tax purposes is $215,924,813.
(E)	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers between Levels 1 and 2 during the period ended March 31, 2014. See the notes to the schedules of investments for more information regarding pricing inputs and valuation techniques.

The notes are an integral part of this report. Transamerica Series Trust	March 31, 2014 Form N-Q

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS

At March 31, 2014

(unaudited)

	Principal	Value
U.S. GOVERNMENT OBLIGATIONS - 15.0%
United States - 15.0%
U.S. Treasury Bond
2.13%, 08/31/2020	$ 1,000,000	$ 997,188
3.63%, 02/15/2044	15,000	15,173
4.38%, 02/15/2038 - 11/15/2039	1,150,000	1,326,071
4.50%, 02/15/2036 - 05/15/2038	1,200,000	1,408,562
4.75%, 02/15/2037	450,000	546,890
5.00%, 05/15/2037	1,665,000	2,091,137
5.25%, 02/15/2029	300,000	375,328
5.38%, 02/15/2031 (A)	150,000	191,883
8.75%, 05/15/2020 - 08/15/2020	1,500,000	2,093,789
U.S. Treasury Inflation Indexed Bond
2.50%, 01/15/2029	54,469	66,145
U.S. Treasury Inflation Indexed Note
0.13%, 04/15/2016	1,589,415	1,632,378
1.13%, 01/15/2021	133,649	141,876
1.25%, 04/15/2014	552,580	553,530
U.S. Treasury Note
0.25%, 01/31/2015 (B)	3,955,000	3,959,481
0.75%, 12/31/2017	3,000,000	2,941,641
1.00%, 06/30/2019 - 11/30/2019	620,000	590,666
1.50%, 08/31/2018	200,000	199,625
1.75%, 10/31/2018 (A)	4,000,000	4,026,248
1.88%, 04/30/2014	500,000	500,703
2.00%, 04/30/2016	4,000,000	4,126,248
2.13%, 08/15/2021	4,400,000	4,324,030
2.25%, 01/31/2015	405,000	412,151
2.38%, 10/31/2014	5,000,000	5,066,210
2.50%, 03/31/2015	95,000	97,227
2.63%, 04/30/2018 - 08/15/2020 (A)	3,100,000	3,203,265
2.63%, 11/15/2020	300,000	307,734
2.75%, 02/15/2024	45,000	45,098
3.13%, 10/31/2016 - 05/15/2021	6,150,000	6,501,959
3.25%, 12/31/2016	6,000,000	6,400,782
3.38%, 11/15/2019	200,000	215,672
3.50%, 02/15/2018 - 05/15/2020	4,600,000	4,980,921
3.63%, 02/15/2021	3,250,000	3,535,389
4.00%, 02/15/2015	100,000	103,387
4.75%, 08/15/2017	500,000	560,625
U.S. Treasury STRIPS
Zero Coupon, 08/15/2016 - 11/15/2034 (A)	10,725,000	8,806,209
Zero Coupon, 08/15/2017 - 05/15/2035	50,800,000	38,827,802

Total U.S. Government Obligations (cost $111,548,068)		111,173,023

U.S. GOVERNMENT AGENCY OBLIGATIONS - 24.7%
United States - 24.7%
Fannie Mae
0.37%, 03/25/2045 (C)	179,323	178,932
0.50%, 01/01/2023 (C)	1,400,000	1,397,972
0.51%, 01/01/2023 (C)	975,798	973,757
0.52%, 01/01/2023 (C)	683,708	682,895
0.54%, 02/01/2023 (C)	1,000,000	999,518
0.55%, 10/01/2022 - 01/01/2023 (C)	1,975,998	1,972,746
0.61%, 08/25/2019 - 01/01/2024 (C)	2,260,836	2,260,882
0.64%, 08/01/2023 (C)	1,000,000	999,629
0.65%, 08/25/2042 (C)	457,085	457,906
0.71%, 08/01/2022 (C)	484,056	483,307
0.93%, 04/01/2022 (C)	400,000	399,244
1.40%, 07/01/2017	500,000	503,167

	Principal	Value
United States (continued)
Fannie Mae (continued)
1.40%, 07/25/2023 (C)	$ 411,008	$ 419,292
1.47%, 12/01/2019	486,797	467,982
1.52%, 12/25/2019	505,050	503,810
1.58%, 01/01/2020	487,643	470,338
1.80%, 12/25/2019	400,000	392,970
2.00%, 12/01/2020	500,000	479,172
2.01%, 07/01/2019 - 06/01/2020	3,000,000	2,977,926
2.03%, 08/01/2019	508,000	505,519
2.22%, 12/01/2022	1,500,000	1,422,019
2.24%, 12/01/2022	500,000	474,547
2.34%, 01/01/2023	996,924	951,555
2.37%, 11/01/2022	500,000	479,459
2.38%, 12/01/2022	1,000,000	958,659
2.40%, 12/01/2022 - 02/01/2023	3,479,800	3,336,189
2.45%, 11/01/2022 - 02/01/2023	3,000,000	2,855,316
2.47%, 09/01/2022	486,373	470,777
2.49%, 10/01/2017 - 03/01/2023	1,435,517	1,450,004
2.50%, 04/01/2023	1,000,000	948,112
2.52%, 10/01/2022 - 05/01/2023	1,496,217	1,429,534
2.53%, 10/01/2022	975,122	946,569
2.57%, 01/01/2023	2,108,672	2,044,132
2.64%, 04/01/2023	987,253	957,384
2.67%, 07/01/2022	1,000,000	972,233
2.68%, 07/01/2022	494,403	485,850
2.69%, 10/01/2017	731,542	760,874
2.75%, 03/01/2022	483,265	474,797
2.76%, 06/01/2023	992,021	970,559
2.81%, 06/01/2023	1,000,000	982,851
2.86%, 05/01/2022	970,031	969,063
2.92%, 08/25/2021	315,443	316,040
2.97%, 11/01/2018	942,685	982,392
2.98%, 07/01/2022	1,500,000	1,513,232
3.11%, 01/01/2022	759,718	777,887
3.12%, 05/01/2022	970,699	988,604
3.23%, 11/01/2020	733,686	762,412
3.28%, 08/01/2020	3,877,619	4,010,132
3.29%, 10/01/2020	993,461	1,035,717
3.35%, 08/01/2023	695,000	708,567
3.38%, 01/01/2018	500,000	530,900
3.50%, 01/25/2024 - 08/01/2043	11,703,676	11,706,072
3.51%, 12/25/2023 (C)	1,776,000	1,809,106
3.59%, 12/01/2020 - 10/01/2021	1,921,675	2,022,104
3.65%, 04/25/2021	433,000	456,508
3.67%, 07/01/2023	925,000	955,305
3.73%, 06/25/2021 - 07/01/2022	1,245,791	1,314,602
3.74%, 06/01/2018	383,510	414,902
3.76%, 04/25/2021 - 11/01/2023	1,500,000	1,568,420
3.77%, 09/01/2021 - 05/01/2022	1,993,134	2,097,518
3.82%, 06/01/2017	940,525	1,004,711
3.84%, 09/01/2020	661,444	700,796
3.87%, 08/01/2021	482,967	513,056
3.88%, 09/01/2021	1,547,397	1,644,254
4.04%, 10/01/2020	400,000	429,264
4.13%, 08/01/2021	482,359	519,155
4.25%, 04/01/2021	1,050,000	1,136,538
4.30%, 04/01/2021	444,653	483,625
4.33%, 04/01/2021	385,273	419,394
4.36%, 03/01/2020 - 05/01/2021	1,384,397	1,509,582
4.38%, 01/01/2021 - 04/01/2021	976,705	1,066,421
4.39%, 05/01/2021	298,666	326,276
4.48%, 02/01/2021	481,194	527,805
4.50%, 09/01/2040	582,015	623,885
4.53%, 12/01/2019	951,160	1,043,587
4.54%, 01/01/2020	688,039	756,360
4.78%, 12/01/2019	1,019,160	1,128,484
5.00%, 06/01/2033 - 08/01/2040	421,831	463,371
5.50%, 03/01/2024 - 01/01/2038	1,694,316	1,872,748
6.00%, 08/01/2021 - 09/01/2037	2,757,140	3,076,756
7.00%, 11/01/2037 - 12/01/2037	148,442	158,776

The notes are an integral part of this report. Transamerica Series Trust	March 31, 2014 Form N-Q

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2014

(unaudited)

	Principal	Value
United States (continued)
Fannie Mae, PO
09/01/2024 - 12/25/2043	$ 1,083,105	$ 814,674
Fannie Mae, PO, Series MTN
05/15/2030	400,000	207,089
Fannie Mae REMIC
0.44%, 07/25/2036 (C)	248,642	248,714
0.55%, 05/25/2027 (C)	395,563	396,465
0.65%, 05/25/2035 - 10/25/2042 (C)	2,413,809	2,415,678
0.75%, 04/25/2040 (C)	134,943	135,516
0.80%, 02/25/2024 (C)	215,839	218,892
1.05%, 03/25/2038 (C)	615,879	623,183
3.00%, 05/25/2026	1,000,000	983,299
3.50%, 04/25/2031	1,000,000	1,009,426
4.00%, 05/25/2033	200,000	210,964
4.50%, 07/25/2038	191,759	198,815
5.00%, 10/25/2025	316,550	343,585
5.25%, 05/25/2039	159,041	164,857
5.50%, 04/25/2022 - 07/25/2040	2,757,187	3,001,779
6.00%, 03/25/2029	68,324	76,326
6.50%, 01/25/2032 - 07/25/2036	281,315	311,410
7.00%, 11/25/2041	293,149	339,808
22.56%, 06/25/2035 (C)	210,739	301,712
Fannie Mae REMIC, IO
5.00%, 08/25/2019	3,375,885	271,192
6.38%, 01/25/2041 (C)	656,832	131,268
6.45%, 08/25/2035 - 06/25/2036 (C)	1,073,468	160,973
6.55%, 03/25/2036 (C)	693,987	138,436
Fannie Mae REMIC, PO
12/25/2034 - 10/25/2043	1,338,906	1,089,051
Financing Corp. Fico, PO
Series 2011-75, Class FA 05/11/2018	2,500,000	2,320,170
Freddie Mac
0.55%, 03/25/2043 (C)	1,063,454	1,034,376
0.61%, 09/15/2042 (C)	911,171	904,640
0.66%, 08/15/2042 - 10/15/2042 (C)	915,012	913,354
0.71%, 07/15/2042 - 08/15/2042 (C)	1,788,608	1,785,555
2.55%, 12/01/2031 (C)	52,536	56,780
3.00%, 07/01/2033	1,279,890	1,269,651
3.50%, 01/01/2032 - 04/01/2043	6,426,987	6,494,654
3.98%, 02/01/2036 (C)	141,485	151,794
4.00%, 06/01/2042	462,799	477,481
4.01%, 07/01/2040 (C)	382,436	406,410
4.50%, 03/01/2037 - 05/01/2041	1,890,634	2,007,759
5.00%, 02/01/2034	640,565	687,830
5.50%, 01/01/2024 - 07/15/2036	455,163	528,720
6.00%, 01/01/2024 - 01/01/2034	496,966	541,971
6.50%, 07/01/2017 - 11/01/2037	1,122,092	1,249,448
Freddie Mac REMIC
0.51%, 06/15/2043 (C)	1,738,220	1,714,928
0.56%, 07/15/2037 - 04/15/2039 (C)	1,260,596	1,256,816
0.61%, 03/15/2039 - 11/15/2039 (C)	2,605,922	2,610,511
3.00%, 04/15/2025 - 02/15/2026	835,402	869,483
3.50%, 05/15/2021 - 02/15/2026	2,663,000	2,706,434
4.00%, 12/15/2024 - 12/15/2041	2,890,454	2,965,108
4.50%, 02/15/2020 - 06/15/2025	1,228,260	1,290,327
5.00%, 07/15/2020 - 05/15/2041	1,719,536	1,855,410
5.30%, 01/15/2033	149,321	162,784
5.50%, 11/15/2023 - 07/15/2037	3,422,612	3,755,514
5.50%, 05/15/2041 (C)	429,807	472,170
5.72%, 10/15/2038 (C)	105,822	115,570
5.75%, 06/15/2035 - 08/15/2035	1,683,164	1,818,096
5.85%, 09/15/2035	593,969	635,542
6.00%, 04/15/2036	334,474	363,873
6.50%, 02/15/2032	121,690	137,750

	Principal	Value
United States (continued)
Freddie Mac REMIC (continued)
14.09%, 09/15/2034 (C)	$ 168,488	$ 200,973
23.75%, 06/15/2035 (C)	112,552	157,577
Freddie Mac REMIC, IO
4.50%, 12/15/2024	203,655	15,134
5.00%, 10/15/2039	336,857	50,577
6.22%, 10/15/2037 (C)	775,860	98,164
Freddie Mac REMIC, PO
04/15/2020 - 01/15/2040	910,975	837,481
Ginnie Mae
0.50%, 12/20/2062 (C)	903,981	893,793
0.57%, 03/20/2063 (C)	479,396	474,779
0.61%, 03/20/2060 - 02/20/2063 (C)	1,718,612	1,713,180
0.63%, 03/20/2063 (C)	476,044	472,982
0.64%, 04/20/2063 (C)	963,398	957,644
0.71%, 04/20/2062 - 07/20/2062 (C)	684,385	684,370
0.76%, 02/20/2064 (C)	1,528,807	1,532,770
0.80%, 02/20/2064 (C)	997,508	1,000,011
0.81%, 05/20/2061 - 03/20/2064 (C)	2,461,766	2,463,218
0.86%, 09/20/2063 (C)	1,490,814	1,498,201
1.65%, 01/20/2063 - 04/20/2063	2,513,294	2,446,755
1.75%, 03/20/2063	497,381	485,641
2.00%, 06/20/2062	923,464	921,166
3.50%, 05/20/2035	317,243	325,758
3.94%, 11/16/2042 (C)	440,820	446,781
4.00%, 09/16/2025	500,000	522,239
4.71%, 11/20/2042 (C)	882,702	950,910
5.00%, 04/20/2041	173,498	186,105
5.25%, 07/20/2060 (C)	603,149	673,184
5.50%, 01/16/2033	294,737	326,421
5.83%, 12/20/2038 (C)	246,886	273,136
6.00%, 02/15/2024 - 09/20/2038	1,687,344	1,866,715
22.73%, 04/20/2037 (C)	125,849	192,512
Ginnie Mae, IO
6.44%, 05/20/2041 (C)	278,720	58,974
7.50%, 04/20/2031	323,648	61,634
Ginnie Mae, PO
02/17/2033 - 01/20/2038	189,949	179,681
NCUA Guaranteed Notes Trust
Series 2010-C1, Class A2
2.90%, 10/29/2020	250,000	259,175
Series 2010-C1, Class APT
2.65%, 10/29/2020	853,079	874,759
Residual Funding Corp., PO
10/15/2019 - 10/15/2020	6,525,000	5,625,661
Tennessee Valley Authority
1.75%, 10/15/2018	171,000	170,618
5.25%, 09/15/2039	100,000	113,239
5.88%, 04/01/2036	425,000	519,786
Tennessee Valley Authority, PO
07/15/2028	1,000,000	545,186

Total U.S. Government Agency Obligations (cost $185,459,490)		183,673,622

FOREIGN GOVERNMENT OBLIGATIONS - 0.3%
Canada - 0.1%
Province of Ontario Canada
0.95%, 05/26/2015	185,000	186,358
1.65%, 09/27/2019	87,000	84,310
Israel - 0.0% (D)
Israel Government AID Bond
Series 2
Zero Coupon, 11/01/2024	300,000	207,922
Mexico - 0.1%
Mexico Government International Bond
4.00%, 10/02/2023	226,000	228,260
Series 2012-1, Class A2
5.75%, 10/12/2110	70,000	68,775

The notes are an integral part of this report. Transamerica Series Trust	March 31, 2014 Form N-Q

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2014

(unaudited)

	Principal	Value
Mexico (continued)
Mexico Government International Bond, Series MTN
3.50%, 01/21/2021	$ 345,000	$ 349,312
4.75%, 03/08/2044	92,000	87,400
5.55%, 01/21/2045	119,000	126,438
Poland - 0.0% (D)
Poland Government International Bond
4.00%, 01/22/2024	167,000	167,877
Supranational - 0.1%
African Development Bank
8.80%, 09/01/2019	130,000	166,940
Corp. Andina de Fomento
3.75%, 01/15/2016	64,000	66,720
International Bank for Reconstruction & Development
Series 2
Zero Coupon, 02/15/2016	300,000	295,777
Turkey - 0.0% (D)
Turkey Government International Bond
5.75%, 03/22/2024	260,000	268,970

Total Foreign Government Obligations (cost $2,291,986)		2,305,059

MORTGAGE-BACKED SECURITIES - 4.9%
Cayman Islands - 0.0% (D)
VFC LLC Series 2013-1, Class A
3.13%, 03/20/2026 - 144A	133,409	134,872
United States - 4.9%
A10 Securitization LLC
Series 2012-1, Class A
3.49%, 04/15/2024 - 144A	104,810	105,394
Series 2013-1, Class A
2.40%, 11/15/2025 - 144A	250,000	250,696
A10 Term Asset Financing LLC
Series 2013-2, Class A
2.62%, 11/15/2027 - 144A	823,000	820,481
Series 2013-2, Class B
4.38%, 11/15/2027 - 144A	250,000	248,725
AJAX Mortgage Loan Trust
Series 2013-A, Class A
3.50%, 02/25/2051 - 144A (C) (E)	436,144	430,789
Series 2013-B, Class A1
3.75%, 03/25/2052 - 144A (C) (E)	872,018	878,190
American General Mortgage Loan Trust
Series 2010-1A, Class A2
5.65%, 03/25/2058 - 144A (C)	100,000	101,776
American Tower Trust I
Series 2013-1A, Class 1A
1.55%, 03/15/2018 - 144A	75,000	73,259
ASG Resecuritization Trust
Series 2009-4, Class A60
6.00%, 06/28/2037 - 144A	42,228	43,886
Banc of America Commercial Mortgage Trust
Series 2006-5, Class A4
5.41%, 09/10/2047	75,000	80,937
Banc of America Funding Corp.
Series 2005-E, Class 4A1
2.66%, 03/20/2035 (C)	178,229	179,076
Series 2010-R5, Class 1A1
5.50%, 10/26/2037 - 144A	61,437	63,661
Series 2012-R6, Class 1A1
3.00%, 10/26/2039 - 144A (E)	241,402	239,730

	Principal	Value
United States (continued)
Banc of America Merrill Lynch Commercial Mortgage, Inc.
Series 2007-5, Class A4
5.49%, 02/10/2051	$ 500,000	$ 544,162
Banc of America Mortgage Securities, Inc.
Series 2003-J, Class 3A2
2.75%, 11/25/2033 (C)	153,703	155,424
Series 2004-5, Class 2A2
5.50%, 06/25/2034	88,628	90,683
Series 2004-6, Class 1A3
5.50%, 05/25/2034	125,546	131,972
Banc of America Re-REMIC Trust
Series 2012-PARK, Class A
2.96%, 12/10/2030 - 144A	100,000	96,320
BB-UBS Trust
Series 2012-SHOW, Class A
3.43%, 11/05/2036 - 144A	500,000	478,057
Series 2012-TFT, Class A
2.89%, 06/05/2030 - 144A	250,000	238,318
BCAP LLC Trust
Series 2010-RR4, Class 12A1
4.00%, 07/26/2036 - 144A (C)	44,095	45,176
Series 2011-R11, Class 24A5
3.00%, 08/26/2022 - 144A (C)	169,108	169,920
Series 2011-R11, Class 25A5
4.00%, 08/26/2021 - 144A (C)	237,422	241,754
Series 2011-RR5, Class 11A3
0.31%, 05/28/2036 - 144A (C)	65,721	61,596
Series 2011-RR5, Class 14A3
2.65%, 07/26/2036 - 144A (C)	44,229	44,039
Series 2012-RR10, Class 1A1
0.39%, 02/26/2037 - 144A (C)	357,112	337,730
Series 2012-RR10, Class 3A1
0.35%, 05/26/2036 - 144A (C)	334,971	316,114
Series 2012-RR3, Class 2A5
2.28%, 05/26/2037 - 144A (C)	251,056	251,607
Bear Stearns Adjustable Rate Mortgage Trust
Series 2003-4, Class 3A1
2.47%, 07/25/2033 (C)	61,484	61,326
Bear Stearns Commercial Mortgage Securities
Series 2004-PWR4, Class A3
5.47%, 06/11/2041 (C)	17,640	17,654
Bear Stearns Commercial Mortgage Securities, IO
Series 2005-PWR8, Class X1
0.75%, 06/11/2041 - 144A (C)	2,239,241	15,388
CAM Mortgage Trust
Series 2013-1, Class A
3.97%, 11/25/2057 - 144A (C) (E)	32,737	32,792
Series 2014-1, Class A
3.35%, 12/15/2053 - 144A (C)	121,715	121,829
CD Commercial Mortgage Trust
Series 2005-CD1, Class AJ
5.22%, 07/15/2044 (C)	100,000	104,937
CD Commercial Mortgage Trust, IO
Series 2007-CD4, Class XC
0.15%, 12/11/2049 - 144A (C)	7,425,784	68,384
Chase Mortgage Finance Corp.
Series 2004-S3, Class 2A5
5.50%, 03/25/2034	76,425	79,302
Series 2007-A1, Class 1A3
2.68%, 02/25/2037 (C)	126,821	127,366
Series 2007-A2, Class 2A1
2.66%, 07/25/2037 (C)	49,625	49,950

The notes are an integral part of this report. Transamerica Series Trust	March 31, 2014 Form N-Q

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2014

(unaudited)

	Principal	Value
United States (continued)
Citicorp Mortgage Securities, Inc.
Series 2004-3, Class A5
5.25%, 05/25/2034	$ 174,173	$ 185,786
Citigroup Commercial Mortgage Trust
2.11%, 01/12/2030 - 144A	96,966	97,679
Series 2006-C5, Class A4
5.43%, 10/15/2049	100,000	109,075
Citigroup Mortgage Loan Trust, Inc.
Series 2008-AR4, Class 1A1A
2.71%, 11/25/2038 - 144A (C)	99,258	100,412
Series 2010-8, Class 5A6
4.00%, 11/25/2036 - 144A	384,430	396,289
Series 2012-A, Class A
2.50%, 06/25/2051 - 144A (E)	120,127	117,153
COBALT CMBS Commercial Mortgage Trust
Series 2006-C1, Class A4
5.22%, 08/15/2048	74,390	79,805
Series 2006-C1, Class AM
5.25%, 08/15/2048	300,000	308,317
Commercial Mortgage Asset Trust
Series 1999-C1, Class D
7.08%, 01/17/2032 (C)	32,195	32,194
Commercial Mortgage Pass-Through Certificates
2.99%, 04/12/2035	156,000	149,482
Series 2012-9W57, Class A
2.37%, 02/10/2029 - 144A	400,000	409,702
Series 2012-MVP, Class A
2.09%, 11/17/2026 - 144A (C)	94,194	94,611
Series 2013-300P, Class A1
4.35%, 08/10/2030 - 144A	500,000	532,002
Series 2014-TWC, Class A
1.01%, 02/13/2032 - 144A (C)	150,000	150,094
Commercial Mortgage Trust
Series 2006-GG7, Class A4
5.82%, 07/10/2038 (C)	293,332	318,827
Countrywide Home Loan Mortgage Pass-Through Trust
Series 2003-39, Class A6
5.00%, 10/25/2033	81,911	85,569
Series 2003-49, Class A6
2.59%, 12/19/2033 (C)	6,283	6,287
Series 2004-3, Class A26
5.50%, 04/25/2034	89,442	93,265
Series 2004-3, Class A4
5.75%, 04/25/2034	71,553	73,986
Credit Suisse Commercial Mortgage Trust
Series 2006-C2, Class A3
5.64%, 03/15/2039 (C)	100,000	107,221
Credit Suisse First Boston Mortgage Securities Corp.
Series 2003-21, Class 1A4
5.25%, 09/25/2033	81,549	85,433
Series 2004-4, Class 2A4
5.50%, 09/25/2034	239,564	261,800
Credit Suisse Mortgage Capital Certificates
Series 2010-11R, Class A6
1.16%, 06/28/2047 - 144A (C)	764,840	731,264
Series 2011-16R, Class 7A3
3.50%, 12/27/2036 - 144A (C)	183,286	185,355
Series 2011-1R, Class A1
1.16%, 02/27/2047 - 144A (C)	69,003	68,889
Series 2011-6R, Class 3A1
2.70%, 07/28/2036 - 144A (C)	55,865	56,169
Series 2011-7R, Class A1

	Principal	Value
United States (continued)
Credit Suisse Mortgage Capital Certificates (continued)
1.41%, 08/28/2047 - 144A (C)	$ 36,231	$ 36,184
Series 2011-9R, Class A1
2.16%, 03/27/2046 - 144A (C)	100,714	101,210
Series 2012-3R, Class 1A1
3.25%, 07/27/2037 - 144A (C)	137,501	136,917
DBRR Trust
Series 2012-EZ1, Class A
0.95%, 09/25/2045 - 144A	23,240	23,244
Series 2013-EZ2, Class A
0.85%, 02/25/2045 - 144A (C)	409,054	408,044
Series 2013-EZ3, Class A
1.64%, 12/18/2049 - 144A (C)	417,189	418,492
Deutsche Mortgage Securities, Inc.
Series 2009-RS2, Class 4A1
0.62%, 04/26/2037 - 144A (C)	7,064	6,998
FDIC Trust
Series 2013-N1, Class A
4.50%, 10/25/2018 - 144A	131,876	133,787
GMAC Mortgage Corp., Loan Trust
Series 2004-J5, Class A7
6.50%, 01/25/2035	49,539	52,040
Greenwich Capital Commercial Funding Corp.
Series 2006-GG7, Class AM
5.82%, 07/10/2038 (C)	50,000	54,425
GS Mortgage Securities Trust
Series 2011-GC5, Class D
5.31%, 08/10/2044 - 144A (C)	200,000	204,174
Series 2013-NYC5, Class A
2.32%, 01/10/2030 - 144A	100,000	100,246
GSMPS Mortgage Loan Trust
Series 2005-RP3, Class 1AF
0.50%, 09/25/2035 - 144A (C)	95,031	81,136
GSR Mortgage Loan Trust
Series 2003-10, Class 1A1
2.55%, 10/25/2033 (C)	59,358	59,469
Series 2004-6F, Class 2A4
5.50%, 05/25/2034	139,606	149,383
Series 2004-8F, Class 2A3
6.00%, 09/25/2034	73,009	76,094
Impac CMB Trust
Series 2005-4, Class 2A1
0.46%, 05/25/2035 (C)	85,890	86,646
Impac Secured Assets CMN Owner Trust
Series 2003-3, Class A1
4.77%, 08/25/2033 (C)	123,202	127,633
Series 2006-1, Class 2A1
0.50%, 05/25/2036 (C)	119,672	117,298
Series 2006-2, Class 2A1
0.50%, 08/25/2036 (C)	48,093	47,062
JPMorgan Chase Commercial Mortgage Securities Corp.
Series 2004-CB8, Class A4
4.40%, 01/12/2039	3,691	3,690
Series 2004-CB9, Class A4
5.63%, 06/12/2041 (C)	74,213	74,701
Series 2006-CB15, Class A4
5.81%, 06/12/2043 (C)	86,807	93,699
Series 2006-CB16, Class A4
5.55%, 05/12/2045	121,630	131,352
Series 2006-LDP9, Class A3SF
0.31%, 05/15/2047 (C)	43,004	42,837
Series 2007-C1, Class A4
5.72%, 02/15/2051	300,000	331,421

The notes are an integral part of this report. Transamerica Series Trust	March 31, 2014 Form N-Q

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2014

(unaudited)

	Principal	Value
United States (continued)
JPMorgan Chase Commercial Mortgage Securities Corp., IO
Series 2006-LDP8, Class X
0.54%, 05/15/2045 (C)	$ 2,909,946	$ 33,994
JPMorgan Mortgage Trust
Series 2004-A1, Class 1A1
1.99%, 02/25/2034 (C)	41,046	40,922
Series 2006-A2, Class 5A3
2.55%, 11/25/2033 (C)	95,095	95,135
Ladder Capital Commercial Mortgage Trust
Series 2013-GCP, Class A2
3.99%, 02/15/2036 - 144A	192,000	181,657
LB-UBS Commercial Mortgage Trust
Series 2007-C2, Class A3
5.43%, 02/15/2040	164,779	181,576
LVII Resecuritization Trust
Series 2009-2, Class M3
5.20%, 09/27/2037 - 144A (C)	200,000	204,874
Series 2009-3, Class M3
5.22%, 11/27/2037 - 144A (C)	100,000	101,754
Master Seasoned Securities Trust
Series 2004-2, Class A2
6.50%, 08/25/2032	228,554	258,291
MASTR Adjustable Rate Mortgages Trust
Series 2004-13, Class 2A1
2.64%, 04/21/2034 (C)	159,251	161,571
Series 2004-13, Class 3A7
2.65%, 11/21/2034 (C)	76,722	78,360
MASTR Alternative Loan Trust
Series 2004-4, Class 1A1
5.50%, 05/25/2034	101,661	108,033
MASTR Alternative Loan Trust, PO
Series 2003-8, Class 15
11/25/2018	219,061	213,972
MASTR Alternative Loans Trust
Series 2004-5, Class 5A1
4.75%, 06/25/2019	49,200	50,658
MASTR Asset Securitization Trust
Series 2003-10, Class 3A1
5.50%, 11/25/2033	85,405	89,590
Series 2003-11, Class 9A6
5.25%, 12/25/2033	144,350	151,919
Series 2003-7, Class 1A1
5.50%, 09/25/2033	161,151	167,289
Merrill Lynch Mortgage Investors Trust
Series 2003-E, Class A1
0.77%, 10/25/2028 (C)	185,471	182,303
Series 2003-H, Class A1
0.79%, 01/25/2029 (C)	190,669	188,467
Series 2004-A, Class A1
0.61%, 04/25/2029 (C)	281,350	267,612
ML-CFC Commercial Mortgage Trust, IO
Series 2006-4, Class XC
0.20%, 12/12/2049 - 144A (C)	2,193,016	26,867
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2014-C14, Class A3
3.67%, 02/15/2047	300,000	309,218
Morgan Stanley Capital I Trust
Series 2004-HQ4, Class A7
4.97%, 04/14/2040	48,925	49,186
Morgan Stanley Capital I Trust, IO
Series 2006-IQ12, Class X1
0.51%, 12/15/2043 - 144A (C)	2,693,286	31,584
Series 2007-HQ11, Class X
0.23%, 02/12/2044 - 144A (C)	4,320,348	22,302

	Principal	Value
United States (continued)
Morgan Stanley Re-REMIC Trust
Series 2011-IO, Class A
2.50%, 03/23/2051 - 144A	$ 31,494	$ 31,966
Series 2012-IO, Class AXA
1.00%, 03/27/2051 - 144A	193,003	193,715
Series 2012-XA, Class A
2.00%, 07/27/2049 - 144A	583,102	584,560
Series 2012-XA, Class B
0.25%, 07/27/2049 - 144A	200,000	164,700
Morgan Stanley Re-REMIC Trust, PO
Series 2009-IO, Class B
07/17/2056 - 144A	128,930	127,802
NorthStar Mortgage Trust
Series 2012-1, Class A
1.36%, 08/25/2029 - 144A (C)	198,595	198,753
ORES NPL LLC
Series 2013-LV2, Class A
3.08%, 09/25/2025 - 144A	301,980	301,988
Provident Funding Mortgage Loan Trust
Series 2005-1, Class 2A1
2.52%, 05/25/2035 (C)	89,087	91,042
RALI Trust
Series 2003-QS13, Class A2
4.00%, 07/25/2033	459,316	429,919
Series 2003-QS13, Class A5
0.80%, 07/25/2033 (C)	180,414	172,030
Series 2004-QA4, Class NB3
3.77%, 09/25/2034 (C)	67,537	66,121
RAMP Trust
Series 2004-RS11, Class M1
1.08%, 11/25/2034 (C)	192,126	189,566
Series 2004-RZ1, Class M1
4.32%, 03/25/2034 (C)	201,356	200,280
Series 2006-RZ1, Class A3
0.45%, 03/25/2036 (C)	253,654	240,451
RBSCF Trust
Series 2013-SMV, Class A
3.26%, 03/11/2031 - 144A	160,000	151,518
RCMC LLC
Series 2012-CRE1, Class A
5.62%, 11/15/2044 - 144A	214,814	220,162
Sequoia Mortgage Trust
Series 10, Class 1A
0.96%, 10/20/2027 (C)	168,541	164,114
Series 2003-1, Class 1A
0.92%, 04/20/2033 (C)	396,000	394,350
Series 2003-2, Class A1
0.82%, 06/20/2033 (C)	133,045	127,946
Series 2004-11, Class A1
0.46%, 12/20/2034 (C)	129,399	129,049
Series 2004-5, Class A2
0.68%, 06/20/2034 (C)	375,123	363,156
Series 2004-8, Class A1
0.86%, 09/20/2034 (C)	510,025	484,236
Series 2004-9, Class A1
0.50%, 10/20/2034 (C)	460,658	434,767
Springleaf Mortgage Loan Trust
Series 2011-1A, Class A1
4.05%, 01/25/2058 - 144A (C)	48,583	50,848
Series 2011-1A, Class A2
5.45%, 01/25/2058 - 144A (C)	200,000	219,148
Series 2012-1A, Class A
2.67%, 09/25/2057 - 144A (C)	90,806	92,642
Series 2012-1A, Class M3
6.00%, 09/25/2057 - 144A (C)	150,000	160,623
Series 2012-2A, Class A
2.22%, 10/25/2057 - 144A (C)	300,252	304,380

The notes are an integral part of this report. Transamerica Series Trust	March 31, 2014 Form N-Q

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2014

(unaudited)

	Principal	Value
United States (continued)
Springleaf Mortgage Loan Trust (continued)
Series 2012-2A, Class M2
4.61%, 10/25/2057 - 144A (C)	$ 500,000	$ 516,643
Series 2012-2A, Class M4
6.00%, 10/25/2057 - 144A (C)	100,000	104,835
Series 2012-3A, Class A
1.57%, 12/25/2059 - 144A (C)	272,299	272,149
Series 2012-3A, Class M1
2.66%, 12/25/2059 - 144A (C)	100,000	99,473
Series 2013-1A, Class A
1.27%, 06/25/2058 - 144A (C)	342,543	341,203
Series 2013-1A, Class M1
2.31%, 06/25/2058 - 144A (C)	207,000	201,625
Series 2013-1A, Class M2
3.14%, 06/25/2058 - 144A (C)	144,000	141,458
Series 2013-1A, Class M3
3.79%, 06/25/2058 - 144A (C)	159,000	157,323
Series 2013-2A, Class A
1.78%, 12/25/2065 - 144A (C)	563,753	562,784
Series 2013-2A, Class M1
3.52%, 12/25/2065 - 144A (C)	156,000	156,406
Series 2013-2A, Class M2
4.48%, 12/25/2065 - 144A (C)	350,000	360,812
Structured Adjustable Rate Mortgage Loan Trust
Series 2004-1, Class 4A4
2.45%, 02/25/2034 (C)	1,080,311	1,096,921
Series 2004-4, Class 5A
3.29%, 04/25/2034 (C)	31,491	29,920
Series 2004-6, Class 5A4
4.76%, 06/25/2034 (C)	49,876	49,363
Structured Asset Mortgage Investments, Inc.
Series 2004-AR5, Class 1A1
0.82%, 10/19/2034 (C)	79,602	75,794
Series 2005-AR5, Class A3
0.41%, 07/19/2035 (C)	332,773	330,423
Thornburg Mortgage Securities Trust
Series 2003-4, Class A1
0.79%, 09/25/2043 (C)	107,876	102,618
Series 2004-3, Class A
0.89%, 09/25/2044 (C)	261,142	247,128
UBS-BAMLL Trust
Series 2012-WRM, Class A
3.66%, 06/10/2030 - 144A	174,000	171,493
UBS-Barclays Commercial Mortgage Trust
Series 2012-C2, Class A4
3.53%, 05/10/2063	104,000	104,492
Series 2013-C6, Class A4
3.24%, 04/10/2046	286,000	279,014
UBS-Barclays Commercial Mortgage Trust, IO
Series 2012-C2, Class XA
1.79%, 05/10/2063 - 144A (C)	761,441	65,731
VNO Mortgage Trust
Series 2012-6AVE, Class A
3.00%, 11/15/2030 - 144A	544,235	523,280
Series 2013-PENN, Class A
3.81%, 12/13/2029 - 144A	400,000	417,299
VOLT NPL X LLC
Series 2013-NPL4, Class A1
3.96%, 11/25/2053 - 144A (C)	160,969	162,076
Wachovia Bank Commercial Mortgage Trust
Series 2004-C11, Class A5
5.22%, 01/15/2041 (C)	39,941	39,987
Series 2005-C22, Class A4
5.29%, 12/15/2044 (C)	250,000	264,727

	Principal	Value
United States (continued)
Wachovia Bank Commercial Mortgage Trust, IO
Series 2006-C24, Class XC
0.10%, 03/15/2045 - 144A (C)	$ 10,371,803	$ 28,875
WaMu Mortgage Pass-Through Certificates
Series 2003-AR10, Class A7
2.43%, 10/25/2033 (C)	85,484	86,761
Series 2003-AR11, Class A6
2.44%, 10/25/2033 (C)	159,530	162,430
Series 2003-AR5, Class A7
2.45%, 06/25/2033 (C)	134,996	137,028
Series 2003-AR6, Class A1
2.44%, 06/25/2033 (C)	185,789	188,376
Series 2003-AR7, Class A7
2.30%, 08/25/2033 (C)	167,923	170,686
Series 2003-S3, Class 1A4
5.50%, 06/25/2033	69,001	71,031
Series 2004-CB2, Class 7A
5.50%, 08/25/2019	64,286	66,512
Series 2004-CB3, Class 3A
5.50%, 10/25/2019	77,603	81,252
Wells Fargo Commercial Mortgage Trust
Series 2013-120B, Class A
2.71%, 03/18/2028 - 144A (C)	400,000	392,085
Wells Fargo Mortgage Backed Securities Trust
Series 2003-G, Class A1
2.49%, 06/25/2033 (C)	136,379	139,251
Series 2004-EE, Class 3A2
2.69%, 12/25/2034 (C)	465,679	475,481
Series 2004-I, Class 1A1
2.64%, 07/25/2034 (C)	338,993	343,542
Series 2004-P, Class 2A1
2.61%, 09/25/2034 (C)	159,028	162,559
Series 2004-R, Class 2A1
2.62%, 09/25/2034 (C)	77,930	80,190
Series 2005-AR3, Class 1A1
2.62%, 03/25/2035 (C)	914,193	930,048
Series 2005-AR8, Class 2A1
2.63%, 06/25/2035 (C)	59,797	60,373
Series 2005-AR9, Class 2A1
2.64%, 10/25/2033 (C)	63,113	64,222
Wells Fargo Mortgage Loan Trust
Series 2012-RR1, Class A1
2.85%, 08/27/2037 - 144A (C)	275,810	277,641
Wells Fargo Re-REMIC Trust
Series 2012-IO, Class A
1.75%, 08/20/2021 - 144A	220,338	220,481
WF-RBS Commercial Mortgage Trust
Series 2011-C3, Class A4
4.38%, 03/15/2044 - 144A	100,000	106,907
Series 2012-C6, Class A4
3.44%, 04/15/2045	200,000	202,633

Total Mortgage-Backed Securities (cost $35,745,034)		36,278,427

ASSET-BACKED SECURITIES - 4.9%
Ireland - 0.0% (D)
Trafigura Securitisation Finance PLC
Series 2012-1A, Class A
2.56%, 10/15/2015 - 144A (C)	229,000	231,970
United States - 4.9%
Aames Mortgage Investment Trust
Series 2005-3, Class M1
0.68%, 08/25/2035 - 144A (C)	302,443	258,763

The notes are an integral part of this report. Transamerica Series Trust	March 31, 2014 Form N-Q

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2014

(unaudited)

	Principal	Value
United States (continued)
Academic Loan Funding Trust
Series 2012-1A, Class A1
0.95%, 12/27/2022 - 144A (C)	$ 112,567	$ 113,553
Series 2013-1A, Class A
0.95%, 12/26/2044 - 144A (C)	482,142	482,147
Ally Auto Receivables Trust
Series 2012-1, Class A3
0.93%, 02/16/2016 (C)	42,432	42,522
Series 2012-3, Class A3
0.85%, 08/15/2016 - 144A	85,159	85,402
Series 2013-2, Class A3
0.79%, 01/15/2018	402,000	403,172
Series 2013-2, Class A4
1.24%, 11/15/2018	120,000	119,690
Series 2013-SN1, Class A3
0.72%, 05/20/2016	300,000	300,288
American Credit Acceptance Receivables Trust
Series 2012-2, Class A
1.89%, 07/15/2016 - 144A	44,783	44,896
Series 2012-3, Class A
1.64%, 11/15/2016 - 144A	48,711	48,831
Series 2013-1, Class A
1.45%, 04/16/2018 - 144A	185,658	186,418
Series 2013-2, Class A
1.32%, 02/15/2017 - 144A	238,764	239,115
Series 2014-1, Class A
1.14%, 03/12/2018 - 144A	79,021	79,042
AmeriCredit Automobile Receivables Trust
Series 2011-4, Class A3
1.17%, 05/09/2016	26,410	26,436
Series 2011-5, Class A3
1.55%, 07/08/2016	49,779	49,889
Series 2012-3, Class A2
0.71%, 12/08/2015	8,619	8,620
Series 2012-3, Class A3
0.96%, 01/09/2017	62,000	62,163
Series 2012-4, Class A2
0.49%, 04/08/2016	31,128	31,130
Series 2013-1, Class A2
0.49%, 06/08/2016	42,887	42,894
Series 2013-1, Class A3
0.61%, 10/10/2017	26,000	26,004
AXIS Equipment Finance Receivables II LLC
Series 2013-1A, Class A
1.75%, 03/20/2017 - 144A	315,431	315,503
Bank of America Auto Trust
Series 2012-1, Class A3
0.78%, 06/15/2016	69,059	69,168
BMW Vehicle Lease Trust
Series 2012-1, Class A3
0.75%, 02/20/2015	36,212	36,224
Series 2013-1, Class A2
0.40%, 01/20/2015	69,578	69,574
Series 2013-1, Class A3
0.54%, 09/21/2015	48,000	48,036
BMW Vehicle Owner Trust
Series 2013-A, Class A3
0.67%, 11/27/2017	170,000	170,112
BXG Receivables Note Trust
Series 2012-A, Class A
2.66%, 12/02/2027 - 144A	82,858	81,654
Cabela’s Master Credit Card Trust
Series 2012-1A, Class A1
1.63%, 02/18/2020 - 144A	100,000	101,116
Capital Auto Receivables Asset Trust
Series 2013-1, Class A2

	Principal	Value
United States (continued)
Capital Auto Receivables Asset Trust (continued)
0.62%, 07/20/2016	$ 106,000	$ 106,087
Series 2013-3, Class A1B
0.59%, 11/20/2015 (C)	250,000	250,137
Series 2013-4, Class A3
1.09%, 03/20/2018	431,000	430,307
Carfinance Capital Auto Trust
Series 2013-2A, Class A
1.75%, 11/15/2017 - 144A	91,468	91,718
CarMax Auto Owner Trust
Series 2013-1, Class A3
0.60%, 10/16/2017	226,000	226,221
Series 2013-4, Class A3
0.80%, 07/16/2018	154,000	154,080
Series 2013-4, Class A4
1.28%, 05/15/2019	83,000	82,743
CFC LLC
Series 2014-1A, Class A
1.46%, 12/17/2018 - 144A	321,000	320,962
Series 2014-1A, Class B
2.72%, 04/15/2020 - 144A	125,000	124,967
Chase Funding Trust
Series 2003-2, Class 2A2
0.71%, 02/25/2033 (C)	114,455	107,023
CNH Equipment Trust
Series 2011-A, Class A4
2.04%, 10/17/2016	50,954	51,377
Series 2012-A, Class A3
0.94%, 05/15/2017	38,836	38,947
Concord Funding Co. LLC
Series 2012-2, Class A
3.15%, 01/15/2017 - 144A	400,000	400,000
Series 2013-1, Class A
2.42%, 02/15/2015 - 144A	150,000	147,938
CPS Auto Receivables Trust
Series 2011-B, Class A
3.68%, 09/17/2018 - 144A	62,427	63,904
Series 2013-D, Class A
1.54%, 07/16/2018 - 144A	746,728	749,750
CPS Auto Trust
Series 2011-C, Class A
4.21%, 03/15/2019 - 144A	38,034	39,163
Series 2012-A, Class A
2.78%, 06/17/2019 - 144A	33,610	34,163
Series 2012-B, Class A
2.52%, 09/16/2019 - 144A	147,446	149,473
Series 2012-C, Class A
1.82%, 12/16/2019 - 144A	72,314	72,870
Series 2012-D, Class A
1.48%, 03/16/2020 - 144A	63,312	63,510
Series 2013-A, Class A
1.31%, 06/15/2020 - 144A	141,974	141,705
Series 2013-C, Class A
1.64%, 04/16/2018 - 144A	466,864	468,973
Series 2014-A, Class A
1.21%, 08/15/2018 - 144A	413,000	412,990
CVS Pass-Through Trust
5.93%, 01/10/2034 - 144A	53,133	59,137
Exeter Automobile Receivables Trust
Series 2012-2A, Class A
1.30%, 06/15/2017 - 144A	58,782	58,883
Series 2013-2A, Class A
1.49%, 11/15/2017 - 144A	274,497	275,544
Series 2014-1A, Class A
1.29%, 05/15/2018 - 144A	424,010	424,546
Fifth Third Auto Trust
Series 2013-1, Class A3
0.88%, 10/16/2017	209,000	210,094

The notes are an integral part of this report. Transamerica Series Trust	March 31, 2014 Form N-Q

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2014

(unaudited)

	Principal	Value
United States (continued)
First Investors Auto Owner Trust
Series 2012-2A, Class A2
1.47%, 05/15/2018 - 144A	$ 70,623	$ 70,963
Series 2013-1A, Class A2
0.90%, 10/15/2018 - 144A	39,150	39,201
Flagship Credit Auto Trust
Series 2013-1, Class A
1.32%, 04/16/2018 - 144A	223,929	224,042
Series 2013-2, Class A
1.94%, 01/15/2019 - 144A	426,345	429,077
Ford Credit Auto Lease Trust
Series 2013-B, Class A3
0.76%, 09/15/2016	336,000	336,668
Series 2013-B, Class A4
0.96%, 10/15/2016	125,000	125,494
Series 2014-A, Class A2A
0.50%, 10/15/2016	265,000	265,025
Ford Credit Auto Owner Trust
Series 2012-A, Class A3
0.84%, 08/15/2016	50,816	50,923
Series 2012-B, Class A3
0.72%, 12/15/2016	68,856	69,004
Ford Credit Floorplan Master Owner Trust
Series 2013-1, Class A2
0.54%, 01/15/2018 (C)	112,000	112,146
FRT Trust
Series 2013-1A, Class A1N
3.96%, 10/25/2033 - 144A (C) (E)	257,366	259,807
Series 2013-1A, Class AR
4.21%, 10/25/2018 - 144A (C) (E)	141,788	143,207
GE Equipment Transportation LLC
Series 2012-2, Class A2
0.47%, 04/24/2015	7,897	7,897
GMAT Trust
Series 2013-1A, Class A
3.97%, 11/25/2043 - 144A (C)	352,717	342,782
Series 2014-1A, Class A
3.72%, 02/25/2044 - 144A (C)	180,999	181,335
HLSS Servicer Advance Receivables Backed Notes
Series 2013-T4, Class AT4
1.18%, 08/15/2044 - 144A	1,372,000	1,371,314
Series 2013-T7, Class A7
1.98%, 11/15/2046 - 144A	428,000	428,556
HLSS Servicer Advance Receivables Trust
Series 2012-T2, Class A2
1.99%, 10/15/2045 - 144A	146,000	147,022
Series 2013-T1, Class A2
1.50%, 01/16/2046 - 144A	210,000	209,580
Series 2013-T1, Class B2
1.74%, 01/16/2046 - 144A	124,000	123,628
Series 2014-T1, Class AT1
1.24%, 01/17/2045 - 144A	580,000	580,348
Series 2014-T2, Class AT2
2.22%, 01/15/2047 - 144A	277,000	278,773
Honda Auto Receivables Owner Trust
Series 2012-1, Class A3
0.77%, 01/15/2016	60,091	60,217
Series 2012-1, Class A4
0.97%, 04/16/2018	79,000	79,446
Series 2012-2, Class A3
0.70%, 02/16/2016 (C)	67,049	67,173
Series 2013-1, Class A2
0.35%, 06/22/2015	73,546	73,544
Series 2013-4, Class A3
0.69%, 09/18/2017	382,000	382,480
Series 2013-4, Class A4

	Principal	Value
United States (continued)
Honda Auto Receivables Owner Trust (continued)
1.04%, 02/18/2020	$ 140,000	$ 140,104
Series 2014-1, Class A2
0.41%, 09/21/2016	580,000	579,625
Huntington Auto Trust
Series 2012-1, Class A3
0.81%, 09/15/2016	65,101	65,249
Hyundai Auto Receivables Trust
Series 2011-B, Class A4
1.65%, 02/15/2017	57,000	57,334
Series 2012-A, Class A3
0.72%, 03/15/2016	38,860	38,901
Series 2012-B, Class A3
0.62%, 09/15/2016	65,480	65,564
Series 2013-A, Class A4
0.75%, 09/17/2018	200,000	199,225
John Deere Owner Trust
Series 2012-B, Class A2
0.43%, 02/17/2015	244	244
Series 2012-B, Class A4
0.69%, 01/15/2019	182,000	181,951
KGS Alpha SBA Coof Trust
0.86%, 08/25/2038	3,480,023	137,570
KGS Alpha SBA Coof Trust, IO
1.80%, 03/25/2039	2,161,162	125,280
Macquarie Equipment Funding Trust
Series 2012-A, Class A2
0.61%, 04/20/2015 - 144A	111,985	111,835
Madison Avenue Manufactured Housing Contract
Series 2002-A, Class M2
2.40%, 03/25/2032 (C)	160,970	160,845
Mercedes-Benz Auto Receivables Trust
Series 2012-1, Class A2
0.37%, 03/16/2015	1,100	1,100
MMCA Automobile Trust
Series 2012-A, Class A4
1.57%, 08/15/2017 - 144A	250,000	252,778
Nationstar Agency Advance Funding Trust
Series T1A, Class AT1
1.00%, 02/15/2045 - 144A	169,000	168,601
Series T2A, Class AT2
1.89%, 02/18/2048 - 144A	100,000	97,090
Navitas Equipment Receivables LLC
Series 2013-1, Class A
1.95%, 11/15/2016 - 144A	163,810	163,850
New Residential Advance Receivables Trust Advance Receivables Backed
Series T1, Class A1
1.27%, 03/15/2045 - 144A	806,000	806,055
Nissan Auto Lease Trust
Series 2012-B, Class A2A
0.45%, 06/15/2015	58,501	58,500
Series 2013-B, Class A3
0.75%, 06/15/2016	142,459	142,720
Nissan Auto Receivables Owner Trust
Series 2014-A, Class A2
0.42%, 11/15/2016	576,000	576,075
Normandy Mortgage Loan Trust
Series 2013-NPL3, Class A
4.95%, 09/16/2043 - 144A (C)	1,193,354	1,187,388
NYMT Residential, LLC
Series 2012-RP1A
4.25%, 12/25/2017 - 144A (C) (E)	400,000	400,000
Park Place Securities, Inc.
Series 2004-MCW1, Class M1
1.09%, 10/25/2034 (C)	158,441	157,453

The notes are an integral part of this report. Transamerica Series Trust	March 31, 2014 Form N-Q

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2014

(unaudited)

	Principal	Value
United States (continued)
PennyMac Loan Trust
Series 2012-NPL1, Class A
3.42%, 05/28/2052 - 144A (C) (E)	$ 38,005	$ 37,891
RBSHD Trust
Series 2013-1A, Class A
4.69%, 10/25/2047 - 144A (C) (E)	499,751	504,205
Real Estate Asset Trust
Series 2013-1A, Class A1
3.23%, 05/25/2052 - 144A (C) (E)	304,851	304,851
Series 2013-2A, Class A1
3.82%, 07/25/2043 - 144A (C) (E)	57,969	58,258
RMAT
Series 2012-1A, Class A1
2.73%, 08/26/2052 - 144A (C) (E)	63,307	63,631
Santander Drive Auto Receivables Trust
Series 2010-A, Class A4
2.39%, 06/15/2017 - 144A	92,146	92,456
Series 2011-1, Class B
2.35%, 11/16/2015	56,362	56,495
Series 2011-S2A, Class B
2.06%, 06/15/2017 - 144A	5,030	5,030
Series 2012-1, Class A3
1.49%, 10/15/2015	10,710	10,714
Series 2012-2, Class A3
1.22%, 12/15/2015	17,874	17,888
Series 2012-3, Class A3
1.08%, 04/15/2016	17,497	17,519
Series 2012-5, Class A3
0.83%, 12/15/2016	118,548	118,705
Series 2013-1, Class A2
0.48%, 02/16/2016	37,897	37,897
SNAAC Auto Receivables Trust
Series 2012-1A, Class A
1.78%, 06/15/2016 - 144A	360	360
Series 2013-1A, Class A
1.14%, 07/16/2018 - 144A	38,279	38,354
Soundview Home Equity Loan Trust
Series 2003-2, Class M2
2.63%, 11/25/2033 (C)	116,502	110,762
SpringCastle America Funding LLC
Series 2013-1A, Class A
3.75%, 04/03/2021 - 144A	492,183	497,351
Springleaf Funding Trust
Series 2013-AA, Class A
2.58%, 09/15/2021 - 144A	1,000,000	1,006,020
Series 2014-AA, Class A
2.41%, 12/15/2022 - 144A	1,213,000	1,210,021
Series 2014-AA, Class B
3.45%, 12/15/2022 - 144A	146,000	145,332
Stanwich Mortgage Loan Trust
Series 2012-NPL4, Class A
2.98%, 09/15/2042 - 144A	118,285	118,567
Series 2012-NPL5, Class A
2.98%, 10/18/2042 - 144A	105,267	105,267
Series 2013-NPL1, Class A
2.98%, 02/16/2043 - 144A	301,287	304,042
Series 2013-NPL2, Class A
3.23%, 04/16/2059 - 144A	348,450	348,449
Structured Asset Securities Corp.
Series 2003-15A, Class 2A1
2.41%, 04/25/2033 (C)	106,252	105,750
Series 2003-30, Class 1A5
5.50%, 10/25/2033	77,706	81,735
Series 2003-37A, Class 2A
3.61%, 12/25/2033 (C)	18,492	18,635

	Principal	Value
United States (continued)
Toyota Auto Receivables Owner Trust
Series 2014-A, Class A2
0.41%, 08/15/2016	$ 651,000	$ 651,176
United Auto Credit Securitization Trust
Series 2012-1, Class A2
1.10%, 03/16/2015 - 144A	3,683	3,684
Series 2012-1, Class B
1.87%, 09/15/2015 - 144A	250,000	250,562
US Residential Opportunity Fund Trust
Series 2014-1A
3.47%, 03/25/2034 - 144A (C)	377,000	378,293
USAA Auto Owner Trust
Series 2014-1, Class A2
0.38%, 10/17/2016	192,000	191,985
Vericrest Opportunity Loan Transferee
Series 2014-NPL3, Class A1
3.25%, 11/25/2053 - 144A (C)	1,983,000	1,983,000
Volkswagen Auto Loan Enhanced Trust
Series 2012-1, Class A3
0.85%, 08/22/2016 (A)	82,025	82,260
VOLT NPL IX LLC
Series 2013-NPL3, Class A1
4.25%, 04/25/2053 - 144A (C)	420,224	421,613
VOLT RLF XII Trust
Series 2013-RLF1, Class A1
4.21%, 04/25/2052 - 144A (C)	295,056	295,973
VOLT XIX LLC
Series 2013-NPL5, Class A1
3.63%, 04/25/2055 - 144A (C)	421,475	423,055
VOLT XX LLC
Series 2013-NPL6, Class A1
3.63%, 03/25/2054 - 144A (C)	743,699	747,650
VOLT XXI LLC
Series 2013-NPL7, Class A1
3.63%, 11/25/2053 - 144A (C)	625,842	629,166
VOLT XXII LLC
Series 2014-NPL1, Class A1
3.63%, 10/27/2053 - 144A (C)	1,149,078	1,151,702
VOLT XXIII LLC
Series 2014-NPL2, Class A1
3.63%, 11/25/2053 - 144A (C)	1,190,306	1,190,306
Westgate Resorts LLC
Series 2012-1, Class A
4.50%, 09/20/2025 - 144A	109,859	110,683
Series 2012-2A, Class A
3.00%, 01/20/2025 - 144A	126,367	127,079
Series 2012-3A, Class A
2.50%, 03/20/2025 - 144A	147,823	148,192
World Omni Auto Receivables Trust
Series 2012-A, Class A3
0.64%, 02/15/2017	69,811	69,935
Series 2013-B, Class A3
0.83%, 08/15/2018	233,000	233,111
Series 2013-B, Class A4
1.32%, 01/15/2020	127,000	126,202
World Omni Automobile Lease Securitization Trust
Series 2012-A, Class A3
0.93%, 11/16/2015	34,948	35,013

Total Asset-Backed Securities (cost $36,387,581)		36,533,358

MUNICIPAL GOVERNMENT OBLIGATIONS - 0.1%
United States - 0.1%
City of Los Angeles Department of Airports (Revenue Bonds)
6.58%, 05/15/2039	25,000	30,882

The notes are an integral part of this report. Transamerica Series Trust	March 31, 2014 Form N-Q

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2014

(unaudited)

	Principal	Value
United States (continued)
Ohio State University (Revenue Bonds) Series A
4.80%, 06/01/2111	$ 91,000	$ 88,260
Port Authority of New York & New Jersey (Revenue Bonds)
4.46%, 10/01/2062	210,000	196,167
State of California (General Obligation Unlimited)
7.30%, 10/01/2039	80,000	107,494

Total Municipal Government Obligations (cost $435,207)		422,803

CORPORATE DEBT SECURITIES - 19.8%
Australia - 0.4%
Australia & New Zealand Banking Group, Ltd.
2.40%, 11/23/2016 - 144A	272,000	280,962
4.50%, 03/19/2024 - 144A (A)	200,000	199,450
BHP Billiton Finance USA, Ltd.
2.05%, 09/30/2018 (A)	77,000	77,193
3.25%, 11/21/2021	80,000	80,893
4.13%, 02/24/2042 (A)	70,000	65,101
5.00%, 09/30/2043	250,000	264,546
Commonwealth Bank of Australia
2.25%, 03/16/2017 - 144A	250,000	256,867
Macquarie Bank, Ltd.
2.00%, 08/15/2016 - 144A (A)	268,000	271,857
5.00%, 02/22/2017 - 144A	241,000	262,954
Macquarie Group, Ltd.
6.00%, 01/14/2020 - 144A	30,000	33,270
7.30%, 08/01/2014 - 144A	70,000	71,524
7.63%, 08/13/2019 - 144A	80,000	95,888
National Australia Bank, Ltd.
2.00%, 06/20/2017 - 144A	300,000	305,358
3.00%, 07/27/2016 - 144A	200,000	209,512
Rio Tinto Finance USA, Ltd.
3.75%, 09/20/2021	20,000	20,598
4.13%, 05/20/2021	80,000	84,294
Westpac Banking Corp.
2.25%, 01/17/2019	255,000	253,830
2.45%, 11/28/2016 - 144A (A)	200,000	206,884
Bermuda - 0.0% (D)
Ingersoll-Rand Global Holding Co., Ltd.
2.88%, 01/15/2019 - 144A	71,000	70,789
Weatherford International, Ltd.
6.75%, 09/15/2040	60,000	69,865
9.88%, 03/01/2039	90,000	136,284
Canada - 1.1%
Air Canada Pass-Through Trust
4.13%, 05/15/2025 - 144A	62,000	62,155
Anadarko Finance Co.
7.50%, 05/01/2031	190,000	241,919
Bank of Montreal, Series MTN
1.40%, 09/11/2017	139,000	138,309
1.45%, 04/09/2018	370,000	364,699
2.38%, 01/25/2019	100,000	100,468
2.55%, 11/06/2022	247,000	232,980
Bank of Nova Scotia
1.38%, 12/18/2017	250,000	247,456
2.55%, 01/12/2017	100,000	103,732
Barrick Gold Corp.
5.25%, 04/01/2042	125,000	114,154
Burlington Resources Finance Co.
7.40%, 12/01/2031	150,000	206,748
Canadian Imperial Bank of Commerce
0.90%, 10/01/2015	45,000	45,281
1.55%, 01/23/2018	98,000	96,954

	Principal	Value
Canada (continued)
Canadian Natural Resources, Ltd.
6.25%, 03/15/2038	$ 30,000	$ 35,882
6.45%, 06/30/2033	80,000	95,372
7.20%, 01/15/2032	50,000	63,086
Canadian Oil Sands, Ltd.
6.00%, 04/01/2042 - 144A	150,000	165,556
Canadian Pacific Railway Co.
7.13%, 10/15/2031	150,000	190,897
CDP Financial, Inc.
4.40%, 11/25/2019 - 144A	250,000	275,803
Cenovus Energy, Inc.
3.00%, 08/15/2022	93,000	88,969
4.45%, 09/15/2042	130,000	123,246
5.20%, 09/15/2043	70,000	73,523
6.75%, 11/15/2039	100,000	124,172
Enbridge, Inc.
4.00%, 10/01/2023 (A)	165,000	165,331
EnCana Corp.
6.50%, 08/15/2034	40,000	46,228
Hydro-Quebec
8.40%, 01/15/2022	40,000	52,521
9.40%, 02/01/2021	220,000	298,802
Petro-Canada
5.35%, 07/15/2033	50,000	53,784
Placer Dome, Inc.
6.45%, 10/15/2035	180,000	188,241
Rogers Communications, Inc.
4.10%, 10/01/2023	213,000	218,320
5.45%, 10/01/2043	118,000	125,274
Royal Bank of Canada
1.20%, 09/19/2017	246,000	244,278
2.00%, 10/01/2018	318,000	318,051
Royal Bank of Canada, Series MTN
2.20%, 07/27/2018	305,000	306,984
2.30%, 07/20/2016	55,000	56,797
Suncor Energy, Inc.
5.95%, 12/01/2034	150,000	173,386
6.10%, 06/01/2018	450,000	519,763
6.50%, 06/15/2038	90,000	111,216
Talisman Energy, Inc.
5.50%, 05/15/2042 (A)	50,000	49,530
5.85%, 02/01/2037	60,000	61,398
6.25%, 02/01/2038	60,000	64,136
7.75%, 06/01/2019	40,000	48,314
Teck Resources, Ltd.
4.50%, 01/15/2021	100,000	103,033
Thomson Reuters Corp.
3.95%, 09/30/2021	346,000	352,820
Toronto-Dominion Bank
1.50%, 03/13/2017 - 144A	230,000	232,933
2.20%, 07/29/2015 - 144A	100,000	102,341
Toronto-Dominion Bank, Series MTN
1.40%, 04/30/2018	295,000	289,908
2.50%, 07/14/2016	57,000	59,159
Total Capital Canada, Ltd.
0.62%, 01/15/2016 (C)	60,000	60,332
TransCanada PipeLines, Ltd.
2.50%, 08/01/2022	65,000	60,812
7.25%, 08/15/2038	100,000	133,800
Xstrata Finance Canada, Ltd.
4.25%, 10/25/2022 - 144A	195,000	190,151
5.55%, 10/25/2042 - 144A	80,000	77,157

The notes are an integral part of this report. Transamerica Series Trust	March 31, 2014 Form N-Q

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2014

(unaudited)

	Principal	Value
Cayman Islands - 0.2%
Hutchison Whampoa International 12 II, Ltd.
3.25%, 11/08/2022 - 144A (A)	$ 200,000	$ 191,504
Noble Holding International, Ltd.
3.95%, 03/15/2022	7,000	6,941
5.25%, 03/15/2042	105,000	102,796
Petrobras International Finance Co.
5.38%, 01/27/2021	36,000	36,408
6.75%, 01/27/2041	100,000	96,908
7.88%, 03/15/2019	160,000	182,489
Transocean, Inc.
3.80%, 10/15/2022 (A)	223,000	213,190
6.38%, 12/15/2021	112,000	125,883
6.50%, 11/15/2020	80,000	89,834
7.35%, 12/15/2041	10,000	11,987
7.50%, 04/15/2031	25,000	28,861
XLIT, Ltd.
6.38%, 11/15/2024	100,000	118,712
Curaçao - 0.0% (D)
Teva Pharmaceutical Finance Co., BV
3.65%, 11/10/2021	80,000	80,133
France - 0.5%
AXA SA
8.60%, 12/15/2030	60,000	77,400
Banque Federative du Credit Mutuel SA
1.70%, 01/20/2017 - 144A	300,000	300,579
2.75%, 01/22/2019 - 144A	290,000	290,623
BNP Paribas SA, Series MTN
2.40%, 12/12/2018	435,000	434,963
3.25%, 03/03/2023 (A)	80,000	77,674
BPCE SA
2.50%, 12/10/2018	285,000	286,358
5.70%, 10/22/2023 - 144A	220,000	228,683
Electricite de France
2.15%, 01/22/2019 - 144A	220,000	218,886
4.88%, 01/22/2044 - 144A	125,000	124,581
6.00%, 01/22/2114 - 144A (A)	350,000	367,289
Electricite de France SA
5.25%, 01/29/2023 - 144A (C) (F)	175,000	175,263
Orange SA
2.75%, 09/14/2016	17,000	17,621
4.13%, 09/14/2021 (A)	215,000	222,819
5.38%, 01/13/2042	107,000	109,949
5.50%, 02/06/2044	40,000	41,893
9.00%, 03/01/2031	60,000	86,769
Total Capital International SA
0.75%, 01/25/2016	18,000	18,052
1.55%, 06/28/2017	38,000	38,374
2.70%, 01/25/2023	415,000	393,505
2.88%, 02/17/2022	57,000	55,818
Total Capital SA
4.13%, 01/28/2021	120,000	128,845
4.25%, 12/15/2021 (A)	70,000	76,002
Germany - 0.0% (D)
Deutsche Bank AG
2.50%, 02/13/2019	200,000	200,621
6.00%, 09/01/2017	80,000	91,070
Italy - 0.1%
Enel SpA
8.75%, 09/24/2073 - 144A (C)	200,000	224,420
Intesa Sanpaolo SpA
5.25%, 01/12/2024	200,000	205,458

	Principal	Value
Japan - 0.1%
Bank of Tokyo-Mitsubishi UFJ, Ltd.
2.35%, 02/23/2017 - 144A	$ 200,000	$ 205,251
4.10%, 09/09/2023 - 144A	200,000	207,010
Nippon Telegraph & Telephone Corp.
1.40%, 07/18/2017	47,000	46,806
Jersey, Channel Islands - 0.1%
Heathrow Funding, Ltd.
2.50%, 06/25/2015 - 144A	440,000	445,306
Swiss Re Capital I LP
6.85%, 05/25/2016 - 144A (C) (F)	100,000	107,000
Luxembourg - 0.0% (D)
Schlumberger Investment SA
3.30%, 09/14/2021 - 144A	23,000	23,466
3.65%, 12/01/2023	202,000	204,883
Tyco International Finance SA
8.50%, 01/15/2019	100,000	123,295
Mexico - 0.2%
America Movil SAB de CV
1.23%, 09/12/2016 (C)	280,000	283,121
3.13%, 07/16/2022	400,000	381,650
5.00%, 10/16/2019 - 03/30/2020	290,000	319,139
Petroleos Mexicanos
4.88%, 01/18/2024 - 144A	65,000	67,113
6.38%, 01/23/2045 - 144A	186,000	200,647
Netherlands - 0.6%
ABN AMRO Bank NV
2.50%, 10/30/2018 - 144A	440,000	439,450
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
3.38%, 01/19/2017	195,000	206,736
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA, Series MTN
3.88%, 02/08/2022	79,000	81,814
Deutsche Telekom International Finance BV
2.25%, 03/06/2017 - 144A	525,000	537,000
3.13%, 04/11/2016 - 144A	300,000	312,730
8.75%, 06/15/2030	30,000	43,295
EADS Finance BV
2.70%, 04/17/2023 - 144A	64,000	60,469
Heineken NV
1.40%, 10/01/2017 - 144A	60,000	59,738
3.40%, 04/01/2022 - 144A	150,000	149,746
ING Bank NV
3.75%, 03/07/2017 - 144A	200,000	212,611
Koninklijke Philips NV
3.75%, 03/15/2022	245,000	252,575
LyondellBasell Industries NV
5.00%, 04/15/2019	200,000	222,692
Petrobras Global Finance BV
3.25%, 03/17/2017 (A)	200,000	200,621
4.38%, 05/20/2023 (A)	84,000	76,862
6.25%, 03/17/2024	271,000	279,201
Shell International Finance BV
1.13%, 08/21/2017	42,000	41,745
2.25%, 01/06/2023	425,000	392,995
3.40%, 08/12/2023	210,000	210,422
4.30%, 09/22/2019	50,000	55,189
Siemens Financieringsmaatschappij NV
5.75%, 10/17/2016 - 144A	125,000	139,685
6.13%, 08/17/2026 - 144A	120,000	146,521
New Zealand - 0.0% (D)
BNZ International Funding, Ltd.
2.35%, 03/04/2019 - 144A	250,000	248,255

The notes are an integral part of this report. Transamerica Series Trust	March 31, 2014 Form N-Q

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2014

(unaudited)

	Principal	Value
Norway - 0.1%
Statoil ASA
1.15%, 05/15/2018	$ 134,000	$ 130,290
1.20%, 01/17/2018	44,000	43,162
2.45%, 01/17/2023	58,000	54,372
2.65%, 01/15/2024	143,000	133,742
2.90%, 11/08/2020	131,000	132,164
3.15%, 01/23/2022	20,000	20,062
4.25%, 11/23/2041	16,000	15,578
5.25%, 04/15/2019	100,000	113,886
Singapore - 0.0% (D)
Oversea-Chinese Banking Corp., Ltd.
1.63%, 03/13/2015 - 144A	200,000	201,795
Spain - 0.1%
Telefonica Emisiones SAU
4.57%, 04/27/2023	180,000	183,824
5.88%, 07/15/2019	100,000	112,491
6.42%, 06/20/2016	100,000	110,673
7.05%, 06/20/2036	90,000	108,932
Sweden - 0.4%
Nordea Bank AB
3.13%, 03/20/2017 - 144A	650,000	682,636
4.88%, 05/13/2021 - 144A	200,000	209,780
Skandinaviska Enskilda Banken AB
1.75%, 03/19/2018 - 144A	615,000	607,626
2.38%, 11/20/2018 - 144A (A)	200,000	199,586
Stadshypotek AB
1.88%, 10/02/2019 - 144A (A)	250,000	243,120
Svenska Handelsbanken AB
2.50%, 01/25/2019	355,000	357,863
Swedbank AB
1.75%, 03/12/2018 - 144A	675,000	668,250
Switzerland - 0.1%
Credit Suisse
5.30%, 08/13/2019	100,000	113,633
5.40%, 01/14/2020	165,000	183,720
Credit Suisse AG
6.50%, 08/08/2023 - 144A	230,000	252,425
UBS AG
5.75%, 04/25/2018	220,000	250,901
United Kingdom - 0.8%
Abbey National Treasury Services PLC
4.00%, 03/13/2024 (A)	250,000	252,154
BAE Systems PLC
5.80%, 10/11/2041 - 144A	25,000	27,787
Barclays Bank PLC
2.25%, 05/10/2017 - 144A (A)	200,000	205,654
2.75%, 02/23/2015	500,000	509,696
5.13%, 01/08/2020	100,000	111,944
5.20%, 07/10/2014	100,000	101,308
Barclays Bank PLC, Series MTN
6.05%, 12/04/2017 - 144A	295,000	330,620
BAT International Finance PLC
3.25%, 06/07/2022 - 144A	70,000	68,692
BP Capital Markets PLC
1.38%, 11/06/2017 - 05/10/2018	174,000	171,238
1.85%, 05/05/2017	71,000	72,107
2.75%, 05/10/2023	150,000	140,683
3.25%, 05/06/2022	327,000	324,248
3.56%, 11/01/2021	100,000	102,788
3.81%, 02/10/2024	92,000	92,823
4.50%, 10/01/2020	50,000	54,391
British Telecommunications PLC
2.00%, 06/22/2015	300,000	304,606
Diageo Capital PLC
1.50%, 05/11/2017	76,000	76,510
2.63%, 04/29/2023	55,000	51,268

	Principal	Value
United Kingdom (continued)
GlaxoSmithKline Capital PLC
2.85%, 05/08/2022	$ 145,000	$ 141,561
HSBC Bank PLC
1.50%, 05/15/2018 - 144A	410,000	401,592
1.63%, 07/07/2014 - 144A	200,000	200,620
3.50%, 06/28/2015 - 144A	400,000	414,666
HSBC Holdings PLC
4.00%, 03/30/2022	163,000	169,280
4.88%, 01/14/2022	100,000	109,472
5.10%, 04/05/2021	420,000	469,604
Invesco Finance PLC
4.00%, 01/30/2024	74,000	75,471
Rio Tinto Finance USA PLC
1.63%, 08/21/2017	58,000	58,109
2.88%, 08/21/2022 (A)	275,000	261,744
Royal Bank of Scotland PLC
6.13%, 01/11/2021	40,000	46,662
Schlumberger Oilfield UK PLC
4.20%, 01/15/2021 - 144A	70,000	75,679
Standard Chartered Bank
6.40%, 09/26/2017 - 144A	100,000	113,262
Standard Chartered PLC
5.20%, 01/26/2024 - 144A (A)	210,000	215,598
Vodafone Group PLC
1.50%, 02/19/2018	80,000	78,657
1.63%, 03/20/2017	100,000	101,062
4.38%, 02/19/2043	195,000	175,755
United States - 14.9%
21st Century Fox America, Inc.
5.40%, 10/01/2043	60,000	64,594
6.15%, 02/15/2041	100,000	117,618
6.55%, 03/15/2033	50,000	59,858
6.65%, 11/15/2037	100,000	122,140
9.50%, 07/15/2024	80,000	107,317
ABB Finance USA, Inc.
1.63%, 05/08/2017	16,000	16,109
2.88%, 05/08/2022	23,000	22,367
4.38%, 05/08/2042	12,000	11,957
AbbVie, Inc.
1.20%, 11/06/2015	100,000	100,853
1.75%, 11/06/2017	266,000	266,841
2.90%, 11/06/2022	360,000	346,565
Actavis, Inc.
1.88%, 10/01/2017	205,000	204,078
3.25%, 10/01/2022	129,000	123,669
ADT Corp.
3.50%, 07/15/2022 (A)	25,000	21,976
4.13%, 06/15/2023 (A)	192,000	171,912
4.88%, 07/15/2042	20,000	16,474
Advance Auto Parts, Inc.
4.50%, 01/15/2022	200,000	207,443
Aetna, Inc.
2.75%, 11/15/2022	105,000	98,627
4.50%, 05/15/2042	120,000	117,999
6.75%, 12/15/2037	70,000	89,944
AGL Capital Corp.
3.50%, 09/15/2021	182,000	185,320
4.40%, 06/01/2043	79,000	77,267
5.25%, 08/15/2019	130,000	146,098
6.38%, 07/15/2016	50,000	55,761
AIG SunAmerica Global Financing X
6.90%, 03/15/2032 - 144A	150,000	193,005
Air Lease Corp.
3.38%, 01/15/2019	265,000	268,644
3.88%, 04/01/2021	165,000	165,000

The notes are an integral part of this report. Transamerica Series Trust	March 31, 2014 Form N-Q

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2014

(unaudited)

	Principal	Value
United States (continued)
Alabama Power Co.
3.55%, 12/01/2023	$ 76,000	$ 76,590
6.00%, 03/01/2039	38,000	46,641
Allegheny Technologies, Inc.
5.88%, 08/15/2023	60,000	62,758
Allstate Corp.
3.15%, 06/15/2023 (A)	110,000	108,058
5.75%, 08/15/2053 (C)	130,000	136,500
Altria Group, Inc.
2.85%, 08/09/2022	150,000	140,760
4.25%, 08/09/2042	315,000	279,120
Amazon.com, Inc.
2.50%, 11/29/2022 (A)	360,000	334,476
American Airlines Pass-Through Trust
4.95%, 01/15/2023 - 144A	388,160	416,302
American Electric Power Co., Inc.
1.65%, 12/15/2017	26,000	25,834
American Express Co.
1.55%, 05/22/2018	535,000	525,244
2.65%, 12/02/2022	103,000	97,851
6.80%, 09/01/2066 (C)	170,000	186,269
7.00%, 03/19/2018	120,000	142,329
American Express Credit Corp.
1.30%, 07/29/2016	255,000	256,985
American Express Credit Corp., Series MTN
2.80%, 09/19/2016	39,000	40,673
American Honda Finance Corp.
1.60%, 02/16/2018 - 144A	200,000	197,907
2.13%, 10/10/2018	40,000	40,161
American International Group, Inc.
3.38%, 08/15/2020	415,000	423,670
4.13%, 02/15/2024	106,000	108,244
6.40%, 12/15/2020	260,000	309,775
American Tower Corp.
3.50%, 01/31/2023	225,000	212,769
American Water Capital Corp.
3.85%, 03/01/2024	200,000	202,836
Ameriprise Financial, Inc.
4.00%, 10/15/2023	180,000	185,699
Amgen, Inc.
3.88%, 11/15/2021	30,000	31,291
5.15%, 11/15/2041	80,000	82,417
5.65%, 06/15/2042	171,000	189,589
5.70%, 02/01/2019	50,000	57,869
6.38%, 06/01/2037	100,000	120,503
6.40%, 02/01/2039	38,000	46,157
Anadarko Petroleum Corp.
6.38%, 09/15/2017	330,000	377,789
Anheuser-Busch InBev Finance, Inc.
3.70%, 02/01/2024	600,000	606,175
Anheuser-Busch InBev Worldwide, Inc.
1.50%, 07/14/2014	18,000	18,051
5.38%, 01/15/2020	455,000	522,333
8.20%, 01/15/2039	20,000	30,355
ANR Pipeline Co.
9.63%, 11/01/2021	70,000	97,556
Aon Corp.
3.13%, 05/27/2016	29,000	30,143
Apache Corp.
3.25%, 04/15/2022	14,000	14,121
4.75%, 04/15/2043	23,000	23,121
6.90%, 09/15/2018	50,000	59,859
Appalachian Power Co.
5.80%, 10/01/2035	25,000	28,489
6.70%, 08/15/2037	55,000	69,164
Apple, Inc.
0.49%, 05/03/2018 (C)	172,000	172,075

	Principal	Value
United States (continued)
Apple, Inc. (continued)
2.40%, 05/03/2023 (A)	$ 284,000	$ 263,347
3.85%, 05/04/2043	215,000	190,662
Arizona Public Service Co.
4.50%, 04/01/2042	8,000	7,992
5.05%, 09/01/2041	23,000	25,187
Arrow Electronics, Inc.
3.00%, 03/01/2018	21,000	21,231
3.38%, 11/01/2015	75,000	77,398
6.88%, 06/01/2018	50,000	56,891
7.50%, 01/15/2027	110,000	131,407
Associates Corp.
6.95%, 11/01/2018	225,000	267,819
AT&T, Inc.
1.40%, 12/01/2017	50,000	49,471
2.38%, 11/27/2018 (A)	245,000	246,217
3.88%, 08/15/2021	80,000	83,440
4.30%, 12/15/2042	761,000	674,305
4.35%, 06/15/2045	110,000	97,083
4.45%, 05/15/2021	150,000	162,099
Atmos Energy Corp.
6.35%, 06/15/2017	100,000	113,820
8.50%, 03/15/2019	126,000	160,778
AvalonBay Communities, Inc.
3.63%, 10/01/2020	155,000	159,401
BAE Systems Holdings, Inc.
6.38%, 06/01/2019 - 144A	80,000	92,273
Baltimore Gas & Electric Co.
2.80%, 08/15/2022	180,000	171,879
3.35%, 07/01/2023	260,000	256,440
5.20%, 06/15/2033	200,000	214,223
Bank of America Corp.
2.00%, 01/11/2018	1,160,000	1,157,827
2.60%, 01/15/2019	200,000	200,789
5.63%, 10/14/2016 - 07/01/2020	650,000	728,113
6.50%, 08/01/2016	213,000	238,572
7.63%, 06/01/2019	200,000	246,154
8.00%, 01/30/2018 (C) (F)	325,000	368,062
Bank of America Corp., Series MTN
2.65%, 04/01/2019	400,000	401,276
3.30%, 01/11/2023	1,029,000	992,048
4.00%, 04/01/2024 (G)	182,000	181,786
5.00%, 05/13/2021 - 01/21/2044	375,000	409,813
5.65%, 05/01/2018	105,000	118,696
5.88%, 02/07/2042	20,000	23,126
6.40%, 08/28/2017	100,000	114,798
6.88%, 04/25/2018	50,000	58,966
7.38%, 05/15/2014	25,000	25,201
Bank of New York Mellon Corp.
3.55%, 09/23/2021	19,000	19,683
4.50%, 06/20/2023 (C) (F)	230,000	209,300
Bank of New York Mellon Corp., Series MTN
2.10%, 01/15/2019	123,000	122,268
2.40%, 01/17/2017	119,000	123,023
4.15%, 02/01/2021	55,000	59,390
4.60%, 01/15/2020	100,000	109,817
Barrick North America Finance LLC
4.40%, 05/30/2021	100,000	100,763
BB&T Corp.
5.20%, 12/23/2015	100,000	107,170
BB&T Corp., Series MTN
1.60%, 08/15/2017	31,000	31,090
2.05%, 06/19/2018	56,000	56,018
2.25%, 02/01/2019	100,000	99,946
6.85%, 04/30/2019	60,000	72,520
Berkshire Hathaway Finance Corp.
3.00%, 05/15/2022	215,000	214,314

The notes are an integral part of this report. Transamerica Series Trust	March 31, 2014 Form N-Q

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2014

(unaudited)

	Principal	Value
United States (continued)
Berkshire Hathaway Finance Corp. (continued)
4.40%, 05/15/2042	$ 62,000	$ 60,568
5.40%, 05/15/2018	200,000	228,257
Berkshire Hathaway, Inc.
3.75%, 08/15/2021 (A)	122,000	129,293
4.50%, 02/11/2043	130,000	128,830
BlackRock, Inc.
3.38%, 06/01/2022	90,000	91,157
Blackstone Holdings Finance Co., LLC
5.88%, 03/15/2021 - 144A	120,000	137,092
Boston Gas Co.
4.49%, 02/15/2042 - 144A (A)	24,000	23,814
Boston Properties, LP
3.85%, 02/01/2023	160,000	161,346
5.88%, 10/15/2019	175,000	201,906
Branch Banking & Trust Co.
2.85%, 04/01/2021	270,000	266,204
Bristol-Myers Squibb Co.
2.00%, 08/01/2022	20,000	18,182
Bunge, Ltd. Finance Corp.
8.50%, 06/15/2019	130,000	160,428
Burlington Northern Santa Fe LLC
3.00%, 03/15/2023	198,000	186,876
3.05%, 03/15/2022 - 09/01/2022	86,000	82,734
3.45%, 09/15/2021	40,000	40,525
4.10%, 06/01/2021	140,000	147,503
4.40%, 03/15/2042	50,000	47,410
4.45%, 03/15/2043	50,000	47,682
4.90%, 04/01/2044	15,000	15,461
5.15%, 09/01/2043	231,000	244,831
5.40%, 06/01/2041	60,000	66,146
5.75%, 05/01/2040	150,000	171,894
7.95%, 08/15/2030	200,000	271,230
Camden Property Trust
5.70%, 05/15/2017	200,000	224,577
Cameron International Corp.
4.00%, 12/15/2023 (A)	28,000	28,078
Capital One Bank USA NA
2.25%, 02/13/2019	250,000	248,155
3.38%, 02/15/2023	580,000	564,371
Capital One Financial Corp.
1.00%, 11/06/2015	91,000	91,129
2.15%, 03/23/2015	1,100,000	1,116,546
Cargill, Inc.
3.30%, 03/01/2022 - 144A	110,000	108,306
Caterpillar Financial Services Corp., Series MTN
1.25%, 11/06/2017	43,000	42,672
2.85%, 06/01/2022 (A)	77,000	74,728
3.75%, 11/24/2023	121,000	122,716
7.15%, 02/15/2019	100,000	122,250
Caterpillar, Inc.
1.50%, 06/26/2017	35,000	35,023
2.60%, 06/26/2022	31,000	29,523
3.80%, 08/15/2042	215,000	190,923
CBS Corp.
1.95%, 07/01/2017	90,000	91,109
4.85%, 07/01/2042	100,000	96,330
8.88%, 05/15/2019	60,000	76,925
Celgene Corp.
1.90%, 08/15/2017	74,000	74,654
Centel Capital Corp.
9.00%, 10/15/2019	25,000	29,793
CenterPoint Energy Houston Electric LLC
4.50%, 04/01/2044	150,000	153,844
CenterPoint Energy Resources Corp.
4.50%, 01/15/2021	100,000	108,029
6.13%, 11/01/2017	30,000	34,309

	Principal	Value
United States (continued)
CenturyLink, Inc.
6.45%, 06/15/2021	$ 60,000	$ 64,500
7.60%, 09/15/2039	30,000	28,538
CF Industries, Inc.
4.95%, 06/01/2043	50,000	48,598
5.15%, 03/15/2034	95,000	97,679
5.38%, 03/15/2044	80,000	83,405
Chevron Corp.
2.43%, 06/24/2020	46,000	45,671
3.19%, 06/24/2023	74,000	73,103
CIGNA Corp.
4.00%, 02/15/2022	290,000	300,714
Cisco Systems, Inc.
2.13%, 03/01/2019	235,000	233,949
5.50%, 01/15/2040	180,000	205,011
Citigroup, Inc.
1.25%, 01/15/2016	150,000	150,528
2.25%, 08/07/2015	240,000	244,383
2.50%, 09/26/2018 (A)	105,000	105,570
3.38%, 03/01/2023	77,000	74,462
3.88%, 10/25/2023	730,000	724,834
4.45%, 01/10/2017	380,000	410,410
4.59%, 12/15/2015	57,000	60,457
4.75%, 05/19/2015	62,000	64,736
4.95%, 11/07/2043	115,000	116,864
5.35%, 05/15/2023 (C) (F)	80,000	74,200
5.38%, 08/09/2020	50,000	56,259
5.50%, 09/13/2025	115,000	122,498
6.01%, 01/15/2015	81,000	84,425
6.68%, 09/13/2043	220,000	257,620
8.50%, 05/22/2019	250,000	318,520
Cleveland Electric Illuminating Co.
7.88%, 11/01/2017	50,000	59,950
8.88%, 11/15/2018	70,000	87,666
CME Group, Inc.
3.00%, 09/15/2022	100,000	98,715
CMS Energy Corp.
8.75%, 06/15/2019	50,000	64,184
CNA Financial Corp.
7.35%, 11/15/2019	100,000	122,492
Comcast Cable Communications LLC
8.88%, 05/01/2017	100,000	122,002
Comcast Corp.
4.25%, 01/15/2033	139,000	136,240
4.50%, 01/15/2043 (A)	215,000	209,696
4.75%, 03/01/2044	75,000	76,127
6.45%, 03/15/2037	60,000	73,813
6.50%, 11/15/2035	210,000	260,421
7.05%, 03/15/2033	90,000	116,927
CommonWealth REIT
6.65%, 01/15/2018	110,000	120,039
ConAgra Foods, Inc.
1.30%, 01/25/2016	24,000	24,159
2.10%, 03/15/2018	26,000	25,871
3.20%, 01/25/2023	60,000	57,305
ConocoPhillips
5.75%, 02/01/2019	90,000	105,087
6.00%, 01/15/2020	365,000	432,049
ConocoPhillips Co.
1.05%, 12/15/2017	70,000	69,172
Consolidated Edison Co. of New York, Inc.
4.20%, 03/15/2042	25,000	23,905
5.85%, 04/01/2018	100,000	114,745
Consumers Energy Co.
2.85%, 05/15/2022	8,000	7,815
5.65%, 04/15/2020	110,000	127,413

The notes are an integral part of this report. Transamerica Series Trust	March 31, 2014 Form N-Q

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2014

(unaudited)

	Principal	Value
United States (continued)
Continental Airlines Pass-Through Trust
4.00%, 10/29/2024	$ 42,000	$ 42,420
COX Communications, Inc.
3.25%, 12/15/2022 - 144A	140,000	131,513
Credit Suisse USA, Inc.
5.13%, 08/15/2015	50,000	52,968
CRH America, Inc.
6.00%, 09/30/2016	22,000	24,452
Crown Castle Towers LLC
3.21%, 08/15/2015 - 144A	60,000	61,079
CSX Corp.
4.10%, 03/15/2044	27,000	24,628
4.25%, 06/01/2021	23,000	24,451
4.75%, 05/30/2042	85,000	86,496
5.60%, 05/01/2017	130,000	145,559
7.90%, 05/01/2017	95,000	111,620
CVS Caremark Corp.
4.00%, 12/05/2023	71,000	72,542
4.13%, 05/15/2021	80,000	85,175
5.30%, 12/05/2043	47,000	51,880
5.75%, 05/15/2041	195,000	225,992
CVS Pass-Through Trust
4.70%, 01/10/2036 - 144A	69,696	72,135
6.20%, 10/10/2025 - 144A	134,673	150,038
Daimler Finance North America LLC
1.30%, 07/31/2015 - 144A	150,000	151,046
1.88%, 01/11/2018 - 144A	250,000	248,944
2.38%, 08/01/2018 - 144A	151,000	152,385
2.63%, 09/15/2016 - 144A	150,000	155,477
2.88%, 03/10/2021 - 144A	250,000	247,521
Danaher Corp.
3.90%, 06/23/2021	33,000	34,910
DCP Midstream Operating, LP
3.88%, 03/15/2023	255,000	249,156
5.60%, 04/01/2044	50,000	52,190
DDR Corp.
3.50%, 01/15/2021 (A)	225,000	223,403
Deere & Co.
2.60%, 06/08/2022	15,000	14,341
3.90%, 06/09/2042	13,000	12,062
Delmarva Power & Light Co.
4.00%, 06/01/2042	47,000	43,936
Delta Air Lines, Inc., Pass-Through Trust
4.75%, 05/07/2020	33,477	36,156
Devon Energy Corp.
3.25%, 05/15/2022 (A)	49,000	48,261
4.75%, 05/15/2042	24,000	23,793
5.60%, 07/15/2041	40,000	44,301
6.30%, 01/15/2019	40,000	46,847
Devon Financing Corp. LLC
7.88%, 09/30/2031	100,000	136,031
Diageo Investment Corp.
8.00%, 09/15/2022	40,000	52,949
DIRECTV Holdings LLC / DIRECTV Financing Co., Inc.
3.80%, 03/15/2022	100,000	98,954
5.15%, 03/15/2042	335,000	316,706
6.38%, 03/01/2041	205,000	222,837
Discover Bank
2.00%, 02/21/2018	500,000	497,742
Discovery Communications LLC
3.30%, 05/15/2022	190,000	185,302
4.38%, 06/15/2021	137,000	144,883
4.88%, 04/01/2043	35,000	34,093
4.95%, 05/15/2042	50,000	49,206
Dominion Gas Holdings LLC
4.80%, 11/01/2043 - 144A	85,000	86,676

	Principal	Value
United States (continued)
Dominion Resources, Inc.
2.75%, 09/15/2022 (A)	$ 254,000	$ 240,445
4.90%, 08/01/2041	11,000	11,223
5.25%, 08/01/2033	90,000	98,942
6.30%, 03/15/2033	50,000	60,272
8.88%, 01/15/2019	40,000	50,638
Dow Chemical Co.
2.50%, 02/15/2016	140,000	144,189
4.13%, 11/15/2021	476,000	498,501
5.25%, 11/15/2041	17,000	17,766
8.55%, 05/15/2019	90,000	115,240
8.85%, 09/15/2021	190,000	246,798
DTE Electric Co.
2.65%, 06/15/2022	13,000	12,511
3.95%, 06/15/2042	20,000	18,812
DTE Energy Co.
3.85%, 12/01/2023	64,000	64,904
Duke Energy Carolinas LLC
3.90%, 06/15/2021 (A)	100,000	106,826
4.25%, 12/15/2041	17,000	16,711
Duke Energy Corp.
3.05%, 08/15/2022	510,000	496,198
Duke Energy Florida, Inc.
5.90%, 03/01/2033	60,000	70,146
Duke Energy Ohio, Inc.
3.80%, 09/01/2023	136,000	140,853
Duke Energy Progress, Inc.
2.80%, 05/15/2022	32,000	31,283
3.00%, 09/15/2021	67,000	67,247
4.38%, 03/30/2044	44,000	44,136
5.70%, 04/01/2035	100,000	115,802
Duke Realty, LP
3.88%, 02/15/2021	76,000	76,155
6.75%, 03/15/2020 (A)	319,000	372,167
E.I. du Pont de Nemours & Co.
2.80%, 02/15/2023	30,000	28,357
4.15%, 02/15/2043	44,000	41,892
5.60%, 12/15/2036	40,000	45,743
6.00%, 07/15/2018	30,000	34,926
Eaton Corp.
1.50%, 11/02/2017	27,000	26,870
4.00%, 11/02/2032	21,000	20,314
6.95%, 03/20/2019	60,000	71,123
eBay, Inc.
3.25%, 10/15/2020	70,000	71,636
Ecolab, Inc.
1.45%, 12/08/2017	103,000	101,689
5.50%, 12/08/2041	110,000	125,288
Embarq Corp.
7.08%, 06/01/2016	100,000	111,415
EMC Corp.
2.65%, 06/01/2020	262,000	260,791
Energy Transfer Partners, LP
3.60%, 02/01/2023	50,000	47,824
5.15%, 02/01/2043	70,000	67,392
6.50%, 02/01/2042	150,000	170,000
EnLink Midstream Partners, LP
5.60%, 04/01/2044	100,000	105,588
Entergy Arkansas, Inc.
3.05%, 06/01/2023	55,000	53,180
3.70%, 06/01/2024	165,000	167,461
3.75%, 02/15/2021	130,000	136,217
Enterprise Products Operating LLC
3.90%, 02/15/2024	115,000	115,601
4.45%, 02/15/2043	210,000	197,135
5.10%, 02/15/2045	65,000	67,185
5.20%, 09/01/2020	160,000	178,592
8.38%, 08/01/2066 (C)	125,000	140,781

The notes are an integral part of this report. Transamerica Series Trust	March 31, 2014 Form N-Q

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2014

(unaudited)

	Principal	Value
United States (continued)
EOG Resources, Inc.
2.63%, 03/15/2023	$ 47,000	$ 44,403
4.10%, 02/01/2021	80,000	86,140
ERAC USA Finance LLC
2.75%, 03/15/2017 - 144A	8,000	8,253
4.50%, 08/16/2021 - 144A	155,000	164,734
5.63%, 03/15/2042 - 144A	37,000	40,425
6.70%, 06/01/2034 - 144A	44,000	52,142
ERP Operating, LP
4.63%, 12/15/2021	31,000	33,514
5.25%, 09/15/2014	60,000	61,232
5.38%, 08/01/2016	100,000	109,918
Exelon Generation Co., LLC
6.20%, 10/01/2017	100,000	112,991
Express Scripts Holding Co.
2.65%, 02/15/2017	280,000	289,568
3.90%, 02/15/2022	85,000	86,998
4.75%, 11/15/2021	180,000	195,621
FedEx Corp.
5.10%, 01/15/2044	130,000	134,746
Fifth Third Bancorp
2.30%, 03/01/2019	80,000	79,441
5.10%, 06/30/2023 (C) (F)	160,000	147,200
Five Corners Funding Trust
4.42%, 11/15/2023 - 144A	145,000	148,590
Florida Power & Light Co.
5.13%, 06/01/2041	30,000	33,703
5.63%, 04/01/2034	100,000	119,058
5.85%, 02/01/2033	55,000	65,479
5.95%, 10/01/2033	20,000	24,518
Fluor Corp.
3.38%, 09/15/2021	29,000	29,210
Ford Motor Credit Co., LLC
1.49%, 05/09/2016 (C)	200,000	203,342
2.38%, 03/12/2019	200,000	198,461
2.88%, 10/01/2018	200,000	203,755
3.00%, 06/12/2017	950,000	986,726
3.98%, 06/15/2016	200,000	211,916
4.38%, 08/06/2023 (A)	300,000	309,525
Freeport-McMoRan Copper & Gold, Inc.
2.15%, 03/01/2017	81,000	82,195
3.10%, 03/15/2020	28,000	27,239
3.55%, 03/01/2022	170,000	162,353
5.45%, 03/15/2043	141,000	138,655
Gap, Inc.
5.95%, 04/12/2021	67,000	75,437
General Electric Capital Corp.
1.63%, 07/02/2015 - 04/02/2018	830,000	828,094
2.10%, 12/11/2019	86,000	85,307
6.25%, 12/15/2022 (C) (F)	200,000	214,000
General Electric Capital Corp., Series MTN
1.50%, 07/12/2016	200,000	202,650
2.30%, 04/27/2017	187,000	192,553
3.10%, 01/09/2023 (A)	135,000	132,104
3.15%, 09/07/2022	250,000	246,996
4.38%, 09/16/2020	110,000	119,474
4.63%, 01/07/2021	150,000	165,153
4.65%, 10/17/2021	150,000	164,735
5.50%, 01/08/2020	60,000	69,042
5.63%, 09/15/2017 - 05/01/2018	240,000	273,464
6.00%, 08/07/2019	350,000	410,886
6.75%, 03/15/2032	250,000	321,433
General Electric Co.
2.70%, 10/09/2022	64,000	62,029
3.38%, 03/11/2024 (A)	262,000	263,774
4.13%, 10/09/2042	305,000	293,072
4.50%, 03/11/2044	165,000	167,560

	Principal	Value
United States (continued)
General Motors Co.
6.25%, 10/02/2043 - 144A	$ 165,000	$ 178,613
General Motors Financial Co., Inc.
2.75%, 05/15/2016	60,000	60,786
3.25%, 05/15/2018	20,000	20,175
Georgia Power Co.
4.30%, 03/15/2043	215,000	207,870
Gilead Sciences, Inc.
3.70%, 04/01/2024	200,000	200,084
4.40%, 12/01/2021	120,000	129,644
4.50%, 04/01/2021	250,000	273,759
4.80%, 04/01/2044	115,000	118,381
GlaxoSmithKline Capital, Inc.
4.20%, 03/18/2043	115,000	111,509
Goldman Sachs Group, Inc.
2.38%, 01/22/2018	565,000	568,754
2.63%, 01/31/2019	164,000	163,580
2.90%, 07/19/2018	442,000	450,749
3.30%, 05/03/2015	250,000	256,754
3.63%, 01/22/2023	410,000	403,319
5.25%, 07/27/2021	86,000	95,201
5.75%, 01/24/2022	160,000	181,427
6.15%, 04/01/2018	200,000	228,638
6.25%, 09/01/2017 (A)	400,000	456,788
6.25%, 02/01/2041	45,000	53,435
6.75%, 10/01/2037	185,000	211,921
Goldman Sachs Group, Inc., Series MTN
1.60%, 11/23/2015	80,000	80,830
4.00%, 03/03/2024	120,000	119,468
5.38%, 03/15/2020	200,000	223,148
6.00%, 06/15/2020	220,000	252,628
7.50%, 02/15/2019	435,000	526,258
Great Plains Energy, Inc.
4.85%, 06/01/2021	74,000	79,914
GTP Acquisition Partners I LLC
4.35%, 06/15/2016 - 144A	61,000	64,629
Halliburton Co.
3.25%, 11/15/2021 (A)	80,000	81,396
3.50%, 08/01/2023	107,000	106,622
4.75%, 08/01/2043	110,000	113,758
7.60%, 08/15/2096 - 144A	40,000	57,058
8.75%, 02/15/2021	100,000	129,324
Hartford Financial Services Group, Inc.
5.13%, 04/15/2022	70,000	77,882
HCP, Inc.
2.63%, 02/01/2020	235,000	229,557
3.15%, 08/01/2022	170,000	162,587
3.75%, 02/01/2019 (A)	216,000	227,596
4.20%, 03/01/2024	127,000	128,769
4.25%, 11/15/2023	46,000	47,020
5.38%, 02/01/2021	100,000	111,963
Health Care REIT, Inc.
4.50%, 01/15/2024 (A)	172,000	177,142
Hess Corp.
7.88%, 10/01/2029	100,000	131,334
Hewlett-Packard Co.
3.75%, 12/01/2020	150,000	152,371
4.30%, 06/01/2021	32,000	33,454
4.38%, 09/15/2021	60,000	62,757
4.65%, 12/09/2021	87,000	92,035
Historic TW, Inc.
6.63%, 05/15/2029	190,000	228,688
Home Depot, Inc.
3.75%, 02/15/2024	110,000	112,370
4.40%, 04/01/2021	110,000	120,930
4.88%, 02/15/2044	110,000	116,940

The notes are an integral part of this report. Transamerica Series Trust	March 31, 2014 Form N-Q

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2014

(unaudited)

	Principal	Value
United States (continued)
HSBC USA, Inc.
1.63%, 01/16/2018	$ 200,000	$ 198,349
2.38%, 02/13/2015	330,000	335,628
Illinois Tool Works, Inc.
3.50%, 03/01/2024	100,000	99,629
3.90%, 09/01/2042	192,000	174,885
ING US, Inc.
2.90%, 02/15/2018	210,000	215,170
5.50%, 07/15/2022	30,000	33,651
5.65%, 05/15/2053 (C)	45,000	44,730
5.70%, 07/15/2043	75,000	84,830
Intel Corp.
3.30%, 10/01/2021	30,000	30,692
4.00%, 12/15/2032	81,000	78,645
4.80%, 10/01/2041	33,000	34,097
IntercontinentalExchange Group, Inc.
2.50%, 10/15/2018	147,000	148,565
4.00%, 10/15/2023	115,000	119,300
International Business Machines Corp.
1.25%, 02/06/2017	100,000	100,505
1.63%, 05/15/2020	279,000	263,987
1.88%, 08/01/2022	305,000	275,355
1.95%, 07/22/2016	100,000	102,896
3.38%, 08/01/2023	110,000	110,002
3.63%, 02/12/2024	100,000	100,829
7.00%, 10/30/2025	50,000	64,464
International Paper Co.
6.00%, 11/15/2041 (A)	95,000	108,921
Interpublic Group of Cos., Inc.
3.75%, 02/15/2023	65,000	63,206
4.20%, 04/15/2024	105,000	104,823
Intuit, Inc.
5.75%, 03/15/2017	60,000	67,370
Jackson National Life Global Funding
4.70%, 06/01/2018 - 144A	100,000	106,877
Jefferies Group LLC
8.50%, 07/15/2019	245,000	301,093
John Deere Capital Corp.
0.95%, 06/29/2015	49,000	49,320
1.05%, 10/11/2016	108,000	108,376
1.20%, 10/10/2017	41,000	40,861
1.70%, 01/15/2020	30,000	28,728
John Deere Capital Corp., Series MTN
2.25%, 04/17/2019	33,000	33,029
2.75%, 03/15/2022	25,000	24,345
2.80%, 03/04/2021	160,000	158,660
3.15%, 10/15/2021	20,000	20,168
John Sevier Combined Cycle Generation LLC
4.63%, 01/15/2042	75,959	78,814
Johnson Controls, Inc.
3.75%, 12/01/2021	36,000	37,238
4.25%, 03/01/2021	40,000	42,855
5.00%, 03/30/2020	60,000	66,600
5.25%, 12/01/2041	75,000	79,426
Kansas City Power & Light Co.
3.15%, 03/15/2023	47,000	44,788
5.30%, 10/01/2041	60,000	64,784
Kerr-McGee Corp.
7.88%, 09/15/2031	130,000	168,750
KeyCorp, Series MTN
2.30%, 12/13/2018	51,000	50,815
5.10%, 03/24/2021	90,000	100,458
Kimberly-Clark Corp.
2.40%, 03/01/2022 - 06/01/2023	114,000	106,514
Kimco Realty Corp.
3.13%, 06/01/2023	155,000	144,968

	Principal	Value
United States (continued)
Kinder Morgan Energy Partners, LP
3.50%, 03/01/2021	$ 85,000	$ 84,665
5.00%, 03/01/2043	390,000	371,330
Kraft Foods Group, Inc.
3.50%, 06/06/2022	156,000	156,940
5.00%, 06/04/2042	165,000	172,780
6.13%, 08/23/2018	65,000	75,434
6.50%, 02/09/2040	100,000	124,395
6.88%, 01/26/2039	49,000	63,089
Kroger Co.
2.20%, 01/15/2017	15,000	15,343
3.40%, 04/15/2022	95,000	93,982
3.85%, 08/01/2023	190,000	189,191
4.00%, 02/01/2024	90,000	90,968
5.15%, 08/01/2043	80,000	82,362
6.15%, 01/15/2020	30,000	34,962
8.00%, 09/15/2029	125,000	162,725
Liberty Mutual Group, Inc.
5.00%, 06/01/2021 - 144A	100,000	107,623
Liberty Mutual Insurance Co.
7.88%, 10/15/2026 - 144A	220,000	267,889
Liberty Property, LP
3.38%, 06/15/2023	40,000	37,752
4.40%, 02/15/2024	95,000	96,608
Lincoln National Corp.
4.20%, 03/15/2022	29,000	30,389
4.85%, 06/24/2021	7,000	7,662
8.75%, 07/01/2019	70,000	90,252
Lockheed Martin Corp.
2.13%, 09/15/2016	361,000	370,715
4.07%, 12/15/2042	108,000	101,279
4.85%, 09/15/2041	12,000	12,607
Lowe’s Cos., Inc.
4.65%, 04/15/2042	43,000	43,427
5.13%, 11/15/2041	13,000	14,064
5.50%, 10/15/2035	50,000	56,063
Macy’s Retail Holdings, Inc.
2.88%, 02/15/2023	105,000	98,315
4.30%, 02/15/2043 (A)	150,000	137,116
5.13%, 01/15/2042	8,000	8,249
5.90%, 12/01/2016	100,000	111,239
6.38%, 03/15/2037	50,000	60,438
6.70%, 07/15/2034	50,000	60,708
7.45%, 07/15/2017	40,000	47,160
Magellan Midstream Partners, LP
4.25%, 02/01/2021	150,000	160,781
5.15%, 10/15/2043	212,000	222,662
Manufacturers & Traders Trust Co.
6.63%, 12/04/2017	250,000	288,507
Marathon Petroleum Corp.
5.13%, 03/01/2021	285,000	316,876
6.50%, 03/01/2041	65,000	78,703
Markel Corp.
3.63%, 03/30/2023	100,000	97,232
Massachusetts Mutual Life Insurance Co.
5.38%, 12/01/2041 - 144A	33,000	36,122
MassMutual Global Funding II
2.00%, 04/05/2017 - 144A	160,000	163,296
2.10%, 08/02/2018 - 144A	112,000	111,211
2.50%, 10/17/2022 - 144A	100,000	93,205
McKesson Corp.
0.95%, 12/04/2015	16,000	16,045
2.70%, 12/15/2022	96,000	89,426
4.88%, 03/15/2044	110,000	111,496
Medco Health Solutions, Inc.
4.13%, 09/15/2020	90,000	94,593
7.13%, 03/15/2018	60,000	70,792

The notes are an integral part of this report. Transamerica Series Trust	March 31, 2014 Form N-Q

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2014

(unaudited)

	Principal	Value
United States (continued)
Medtronic, Inc.
3.63%, 03/15/2024	$ 215,000	$ 215,882
Merck & Co., Inc.
2.40%, 09/15/2022	41,000	38,343
MetLife, Inc.
4.13%, 08/13/2042	45,000	42,268
4.75%, 02/08/2021	350,000	389,377
6.40%, 12/15/2036	60,000	63,300
6.75%, 06/01/2016	40,000	44,858
Metropolitan Life Global Funding I
1.70%, 06/29/2015 - 144A	100,000	101,318
3.65%, 06/14/2018 - 144A	120,000	126,880
3.88%, 04/11/2022 - 144A	300,000	309,411
Microsoft Corp.
0.88%, 11/15/2017	22,000	21,687
2.38%, 05/01/2023	197,000	183,919
3.50%, 11/15/2042	260,000	224,932
3.63%, 12/15/2023 (A)	107,000	109,764
MidAmerican Energy Co.
5.95%, 07/15/2017	70,000	79,799
MidAmerican Energy Holdings Co.
3.75%, 11/15/2023 - 144A	293,000	291,483
5.15%, 11/15/2043 - 144A	65,000	69,257
6.13%, 04/01/2036	75,000	89,715
Mondelez International, Inc.
4.00%, 02/01/2024	350,000	355,161
Morgan Stanley
2.13%, 04/25/2018	115,000	114,748
2.50%, 01/24/2019 (A)	354,000	353,014
3.75%, 02/25/2023	440,000	437,211
6.38%, 07/24/2042	145,000	176,881
Morgan Stanley, Series MTN
5.00%, 11/24/2025	218,000	224,305
5.50%, 07/28/2021	120,000	135,584
5.55%, 04/27/2017	220,000	245,420
5.63%, 09/23/2019	470,000	534,589
5.75%, 10/18/2016	100,000	110,983
6.63%, 04/01/2018	100,000	116,576
7.30%, 05/13/2019	470,000	570,013
Mosaic Co.
3.75%, 11/15/2021	136,000	136,674
4.25%, 11/15/2023 (A)	71,000	72,834
4.88%, 11/15/2041	13,000	12,373
5.45%, 11/15/2033	255,000	275,693
Mylan, Inc.
1.80%, 06/24/2016	45,000	45,630
2.60%, 06/24/2018	155,000	156,164
Nabors Industries, Inc.
4.63%, 09/15/2021	60,000	61,986
5.00%, 09/15/2020	80,000	85,390
6.15%, 02/15/2018	140,000	158,378
National City Corp.
4.90%, 01/15/2015	60,000	62,084
National Oilwell Varco, Inc.
1.35%, 12/01/2017	29,000	28,693
National Semiconductor Corp.
3.95%, 04/15/2015	40,000	41,420
6.60%, 06/15/2017	60,000	69,711
Nationwide Mutual Insurance Co.
6.60%, 04/15/2034 - 144A	15,000	15,075
8.25%, 12/01/2031 - 144A	250,000	325,137
9.38%, 08/15/2039 - 144A	80,000	117,651
NBCUniversal Enterprise, Inc.
1.66%, 04/15/2018 - 144A	335,000	328,824
NBCUniversal Media LLC
4.38%, 04/01/2021	220,000	238,750
4.45%, 01/15/2043	45,000	43,535

	Principal	Value
United States (continued)
Nevada Power Co.
5.45%, 05/15/2041	$ 40,000	$ 46,219
6.50%, 08/01/2018	25,000	29,582
6.65%, 04/01/2036	100,000	129,890
7.13%, 03/15/2019	50,000	61,143
New York Life Global Funding
0.80%, 02/12/2016 - 144A	150,000	150,193
1.13%, 03/01/2017 - 144A	186,000	185,183
1.30%, 01/12/2015 - 144A	75,000	75,498
1.65%, 05/15/2017 - 144A	100,000	101,283
3.00%, 05/04/2015 - 144A	80,000	82,066
NextEra Energy Capital Holdings, Inc.
1.20%, 06/01/2015	29,000	29,134
NiSource Finance Corp.
3.85%, 02/15/2023 (A)	100,000	99,074
5.65%, 02/01/2045	114,000	122,580
5.80%, 02/01/2042	202,000	217,516
6.80%, 01/15/2019	80,000	94,734
Nissan Motor Acceptance Corp.
1.80%, 03/15/2018 - 144A	214,000	211,206
Noble Energy, Inc.
5.25%, 11/15/2043	205,000	213,967
Nordstrom, Inc.
4.00%, 10/15/2021	21,000	22,120
Norfolk Southern Corp.
3.25%, 12/01/2021	11,000	11,076
3.85%, 01/15/2024	125,000	126,945
3.95%, 10/01/2042	25,000	22,596
4.80%, 08/15/2043	75,000	77,063
6.00%, 05/23/2111	113,000	128,882
Northrop Grumman Corp.
1.75%, 06/01/2018	40,000	39,348
Northrop Grumman Systems Corp.
7.75%, 02/15/2031	80,000	105,562
Northwest Airlines Pass-Through Trust
7.03%, 11/01/2019	186,755	207,073
Novartis Capital Corp.
2.40%, 09/21/2022	335,000	316,587
3.40%, 05/06/2024	165,000	164,800
Nucor Corp.
4.00%, 08/01/2023	70,000	69,811
Occidental Petroleum Corp.
1.75%, 02/15/2017	17,000	17,225
2.70%, 02/15/2023	88,000	83,159
Ohio Power Co.
6.60%, 03/01/2033	65,000	80,301
Oklahoma Gas & Electric Co.
4.55%, 03/15/2044	135,000	138,215
Omnicom Group, Inc.
3.63%, 05/01/2022	80,000	79,448
Oncor Electric Delivery Co., LLC
6.80%, 09/01/2018	50,000	58,968
7.00%, 09/01/2022	50,000	62,140
ONEOK Partners, LP
6.20%, 09/15/2043	175,000	200,470
Oracle Corp.
2.38%, 01/15/2019	91,000	92,084
2.50%, 10/15/2022	550,000	517,332
3.63%, 07/15/2023	178,000	180,246
6.13%, 07/08/2039	65,000	79,869
PACCAR Financial Corp., Series MTN
1.55%, 09/29/2014	28,000	28,164
1.60%, 03/15/2017	39,000	39,305
Pacific Gas & Electric Co.
2.45%, 08/15/2022	45,000	41,833
3.25%, 09/15/2021	11,000	10,961
4.45%, 04/15/2042	17,000	16,690

The notes are an integral part of this report. Transamerica Series Trust	March 31, 2014 Form N-Q

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2014

(unaudited)

	Principal	Value
United States (continued)
Pacific Gas & Electric Co. (continued)
4.50%, 12/15/2041	$ 48,000	$ 46,620
4.75%, 02/15/2044	115,000	116,357
6.05%, 03/01/2034	100,000	118,104
8.25%, 10/15/2018	45,000	56,021
Pacific Life Insurance Co.
9.25%, 06/15/2039 - 144A	175,000	256,399
PacifiCorp
2.95%, 02/01/2022	555,000	547,930
5.50%, 01/15/2019	50,000	57,325
6.25%, 10/15/2037	20,000	25,266
PECO Energy Co.
2.38%, 09/15/2022	100,000	94,257
Pennsylvania Electric Co.
6.05%, 09/01/2017	40,000	44,119
Penske Truck Leasing Co., LP / PTL Finance Corp.
4.88%, 07/11/2022 - 144A	100,000	105,929
PepsiCo, Inc.
0.44%, 02/26/2016 (C)	91,000	91,107
1.25%, 08/13/2017	86,000	85,777
2.75%, 03/05/2022 - 03/01/2023	265,000	254,570
3.00%, 08/25/2021	17,000	17,107
Pfizer, Inc.
3.00%, 06/15/2023	190,000	184,262
Philip Morris International, Inc.
4.13%, 03/04/2043	315,000	289,492
4.88%, 11/15/2043	25,000	25,792
5.65%, 05/16/2018	155,000	177,714
Phillips 66
2.95%, 05/01/2017	21,000	21,907
4.30%, 04/01/2022	143,000	151,179
Plains All American Pipeline, LP / PAA Finance Corp.
5.75%, 01/15/2020	130,000	149,280
PNC Bank NA
6.88%, 04/01/2018	250,000	291,317
PNC Financial Services Group, Inc.
4.85%, 06/01/2023 (A) (C) (F)	345,000	323,437
PNC Funding Corp.
2.70%, 09/19/2016	48,000	49,890
5.13%, 02/08/2020	100,000	112,563
PPG Industries, Inc.
3.60%, 11/15/2020	50,000	50,790
6.65%, 03/15/2018	90,000	104,399
PPL Capital Funding, Inc.
3.50%, 12/01/2022	120,000	117,582
4.20%, 06/15/2022	50,000	51,844
4.70%, 06/01/2043	100,000	96,665
Pricoa Global Funding I
1.60%, 05/29/2018 - 144A	422,000	411,147
Pride International, Inc.
8.50%, 06/15/2019	150,000	189,425
Principal Financial Group, Inc.
8.88%, 05/15/2019	150,000	191,738
Principal Life Global Funding II
0.87%, 07/09/2014 - 144A (C)	47,000	47,077
1.00%, 12/11/2015 - 144A	58,000	58,058
2.25%, 10/15/2018 - 144A	127,000	126,016
Private Export Funding Corp.
2.80%, 05/15/2022 (A)	400,000	397,536
3.55%, 01/15/2024	150,000	153,859
Progress Energy, Inc.
3.15%, 04/01/2022	22,000	21,611
ProLogis, LP
4.25%, 08/15/2023	125,000	127,134
6.88%, 03/15/2020	55,000	64,954

	Principal	Value
United States (continued)
Prudential Financial, Inc.
5.20%, 03/15/2044 (C)	$ 245,000	$ 243,163
Prudential Financial, Inc., Series MTN
5.10%, 08/15/2043	80,000	83,935
Prudential Insurance Co. of America
8.30%, 07/01/2025 - 144A	300,000	398,936
PSEG Power LLC
4.15%, 09/15/2021	23,000	23,874
4.30%, 11/15/2023 (A)	39,000	39,880
5.13%, 04/15/2020	90,000	98,241
5.32%, 09/15/2016	50,000	55,073
5.50%, 12/01/2015	170,000	182,627
Public Service Co. of New Hampshire
3.50%, 11/01/2023	40,000	40,082
Public Service Co. of Oklahoma
5.15%, 12/01/2019	110,000	122,337
Public Service Electric & Gas Co., Series MTN
3.65%, 09/01/2042	49,000	43,907
Quest Diagnostics, Inc.
4.75%, 01/30/2020	160,000	171,307
Qwest Corp.
6.75%, 12/01/2021	67,000	74,812
Republic Services, Inc.
3.55%, 06/01/2022	54,000	54,096
5.25%, 11/15/2021	80,000	89,432
5.50%, 09/15/2019	100,000	113,388
Reynolds American, Inc.
3.25%, 11/01/2022	200,000	188,160
Rowan Cos., Inc.
5.85%, 01/15/2044	145,000	147,316
Ryder System, Inc., Series MTN
2.50%, 03/01/2017	23,000	23,507
3.50%, 06/01/2017	121,000	127,487
SABMiller Holdings, Inc.
2.45%, 01/15/2017 - 144A	490,000	503,871
3.75%, 01/15/2022 - 144A	200,000	204,409
Samsung Electronics America, Inc.
1.75%, 04/10/2017 - 144A	200,000	200,378
San Diego Gas & Electric Co.
3.95%, 11/15/2041	33,000	31,626
6.00%, 06/01/2026	75,000	91,565
Sempra Energy
2.88%, 10/01/2022	378,000	357,979
4.05%, 12/01/2023	96,000	98,121
9.80%, 02/15/2019	140,000	185,403
SES Global Americas Holdings GP
2.50%, 03/25/2019 - 144A	55,000	54,664
Simon Property Group, LP
2.15%, 09/15/2017	158,000	161,453
4.13%, 12/01/2021	27,000	28,775
4.38%, 03/01/2021	60,000	65,272
Southern California Edison Co.
3.88%, 06/01/2021	18,000	19,194
3.90%, 12/01/2041	50,000	46,126
4.05%, 03/15/2042	75,000	71,309
Southern Co.
1.95%, 09/01/2016	23,000	23,558
2.45%, 09/01/2018	40,000	40,567
Southern Power Co.
5.15%, 09/15/2041	25,000	26,303
5.25%, 07/15/2043	75,000	80,817
Southwestern Electric Power Co.
6.45%, 01/15/2019	50,000	57,675
Southwestern Public Service Co.
6.00%, 10/01/2036	97,000	115,056
8.75%, 12/01/2018	80,000	102,347

The notes are an integral part of this report. Transamerica Series Trust	March 31, 2014 Form N-Q

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2014

(unaudited)

	Principal	Value
United States (continued)
Spectra Energy Capital LLC
3.30%, 03/15/2023	$ 89,000	$ 80,867
5.65%, 03/01/2020	190,000	210,124
7.50%, 09/15/2038	30,000	36,011
8.00%, 10/01/2019	100,000	122,532
Spectra Energy Partners, LP
2.95%, 09/25/2018	71,000	72,377
4.75%, 03/15/2024	130,000	136,982
State Street Corp.
3.10%, 05/15/2023	72,000	68,443
3.70%, 11/20/2023	231,000	233,339
Sunoco Logistics Partners Operations, LP
5.30%, 04/01/2044	120,000	119,786
SunTrust Banks, Inc.
2.35%, 11/01/2018	39,000	39,014
3.50%, 01/20/2017	130,000	137,245
Swiss RE Treasury US Corp.
4.25%, 12/06/2042 - 144A	125,000	116,630
Texas Eastern Transmission, LP
2.80%, 10/15/2022 - 144A	129,000	119,455
Texas Instruments, Inc.
1.65%, 08/03/2019	37,000	35,706
Thermo Fisher Scientific, Inc.
1.30%, 02/01/2017	106,000	105,359
4.15%, 02/01/2024	172,000	176,959
Time Warner Cable, Inc.
4.50%, 09/15/2042	55,000	50,489
5.50%, 09/01/2041	144,000	150,136
6.55%, 05/01/2037	100,000	116,143
8.75%, 02/14/2019	105,000	132,827
Time Warner Entertainment Co., LP
8.38%, 03/15/2023	30,000	39,225
Time Warner, Inc.
4.00%, 01/15/2022	400,000	414,214
4.75%, 03/29/2021	300,000	328,237
4.90%, 06/15/2042 (A)	175,000	175,626
5.35%, 12/15/2043	30,000	31,971
5.38%, 10/15/2041	17,000	18,010
Toyota Motor Credit Corp., Series MTN
2.00%, 09/15/2016 - 10/24/2018	354,000	355,917
2.05%, 01/12/2017	100,000	102,647
U.S. Bancorp
7.50%, 06/01/2026	70,000	89,998
U.S. Bancorp, Series MTN
1.95%, 11/15/2018	200,000	199,283
3.00%, 03/15/2022	33,000	32,713
4.13%, 05/24/2021	37,000	39,769
UDR, Inc.
3.70%, 10/01/2020	155,000	157,326
Union Carbide Corp.
7.50%, 06/01/2025	40,000	48,111
7.75%, 10/01/2096	40,000	46,200
Union Pacific Corp.
2.95%, 01/15/2023	21,000	20,064
3.75%, 03/15/2024	100,000	101,092
4.16%, 07/15/2022	87,000	91,980
4.30%, 06/15/2042	24,000	23,102
United Airlines Pass-Through Trust
4.30%, 08/15/2025	67,000	69,052
United Parcel Service, Inc.
2.45%, 10/01/2022	29,000	27,509
United Technologies Corp.
3.10%, 06/01/2022	185,000	184,672
4.50%, 06/01/2042	71,000	72,297
6.13%, 02/01/2019	50,000	58,911
UnitedHealth Group, Inc.
2.75%, 02/15/2023	38,000	35,775

	Principal	Value
United States (continued)
UnitedHealth Group, Inc. (continued)
2.88%, 03/15/2023	$ 150,000	$ 142,244
3.38%, 11/15/2021	37,000	37,484
3.95%, 10/15/2042	70,000	63,366
6.63%, 11/15/2037	100,000	128,702
Ventas Realty, LP
5.70%, 09/30/2043	55,000	62,087
Ventas Realty, LP / Ventas Capital Corp.
4.25%, 03/01/2022	295,000	306,252
Verizon Communications, Inc.
2.45%, 11/01/2022	235,000	214,153
2.50%, 09/15/2016	265,000	274,400
3.45%, 03/15/2021	119,000	120,629
3.85%, 11/01/2042	320,000	267,918
4.50%, 09/15/2020	384,000	417,041
5.05%, 03/15/2034	192,000	196,968
6.40%, 09/15/2033	425,000	504,580
6.55%, 09/15/2043	350,000	425,927
7.75%, 12/01/2030	280,000	370,281
Verizon Pennsylvania LLC
8.75%, 08/15/2031	225,000	292,431
Viacom, Inc.
3.13%, 06/15/2022	50,000	48,172
3.25%, 03/15/2023	44,000	42,423
3.88%, 12/15/2021	40,000	40,829
4.38%, 03/15/2043	145,000	128,859
5.85%, 09/01/2043	90,000	98,895
Virginia Electric and Power Co.
2.75%, 03/15/2023	100,000	95,210
2.95%, 01/15/2022	8,000	7,899
3.45%, 02/15/2024	21,000	20,957
Wachovia Bank NA, Series MTN
5.60%, 03/15/2016	300,000	326,093
Wachovia Corp., Series MTN
5.75%, 02/01/2018	480,000	549,593
Wal-Mart Stores, Inc.
4.00%, 04/11/2043	435,000	404,876
Walgreen Co.
3.10%, 09/15/2022	94,000	90,306
Walt Disney Co., Series MTN
0.45%, 12/01/2015	42,000	41,965
Waste Management, Inc.
7.38%, 03/11/2019	60,000	72,327
WEA Finance LLC / WT Finance AUST Pty, Ltd.
3.38%, 10/03/2022 - 144A	105,000	104,851
6.75%, 09/02/2019 - 144A	110,000	132,230
Weingarten Realty Investors
4.45%, 01/15/2024	80,000	80,766
WellPoint, Inc.
2.30%, 07/15/2018	85,000	85,235
3.13%, 05/15/2022	62,000	59,332
3.30%, 01/15/2023	21,000	20,139
4.63%, 05/15/2042	50,000	48,236
5.10%, 01/15/2044	225,000	233,579
Wells Fargo & Co.
2.15%, 01/15/2019 (A)	71,000	70,834
2.63%, 12/15/2016	64,000	66,693
3.45%, 02/13/2023	125,000	121,323
3.68%, 06/15/2016 (H)	555,000	588,490
4.13%, 08/15/2023	195,000	197,271
5.38%, 11/02/2043	315,000	331,818
5.63%, 12/11/2017	50,000	57,032
7.98%, 03/15/2018 (C) (F)	310,000	352,237
Wells Fargo & Co., Series MTN
3.00%, 01/22/2021	400,000	400,275
4.60%, 04/01/2021	490,000	539,316

The notes are an integral part of this report. Transamerica Series Trust	March 31, 2014 Form N-Q

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2014

(unaudited)

	Principal	Value
United States (continued)
Williams Partners, LP
5.40%, 03/04/2044	$ 120,000	$ 123,135
Wisconsin Electric Power Co.
2.95%, 09/15/2021	2,000	1,993
3.65%, 12/15/2042	40,000	35,397
4.25%, 12/15/2019	140,000	152,691
Xcel Energy, Inc.
4.70%, 05/15/2020	325,000	358,301
4.80%, 09/15/2041	3,000	3,085
6.50%, 07/01/2036	130,000	165,093
Xerox Corp.
2.95%, 03/15/2017	16,000	16,635
4.50%, 05/15/2021	24,000	25,292
5.63%, 12/15/2019	70,000	79,317
Zoetis, Inc.
1.88%, 02/01/2018	41,000	40,719
4.70%, 02/01/2043	17,000	16,824
Virgin Islands, British - 0.1%
CNOOC Finance, Ltd.
1.13%, 05/09/2016	200,000	199,937
3.00%, 05/09/2023	200,000	180,946
Sinopec Group Overseas Development, Ltd.
4.38%, 10/17/2023 - 144A	200,000	201,248
State Grid Overseas Investment 2013, Ltd.
1.75%, 05/22/2018 - 144A	200,000	194,819

Total Corporate Debt Securities (cost $146,101,670)		146,918,024

CONVERTIBLE BOND - 0.0% (D)
United States - 0.0% (D)
American Express Credit Corp., Series MTN
2.38%, 03/24/2017	100,000	103,576

Total Convertible Bond (cost $99,834)		103,576

SHORT-TERM U.S. GOVERNMENT OBLIGATIONS - 0.0% (D)
United States - 0.0% (D)
U.S. Treasury Bill
0.04%, 07/10/2014 (B) (I)	85,000	84,990
0.04%, 07/10/2014 (I)	15,000	14,998
0.07%, 06/26/2014 (B) (I)	110,000	109,982
0.08%, 05/01/2014 (B) (G) (I)	20,000	20,000

Total Short-Term U.S. Government Obligations (cost $229,963)		229,970

	Shares	Value
PREFERRED STOCKS - 0.1%
United States - 0.1%
Goldman Sachs Group, Inc. - Series J, 5.50% (C)	5,000	119,200
Morgan Stanley - Series E, 7.13% (C)	4,000	106,120
State Street Corp. - Series D, 5.90% (C)	6,300	163,107

Total Preferred Stocks (cost $383,000)		388,427

COMMON STOCKS - 18.9%
United States - 18.9%
Abbott Laboratories	18,988	731,228
Accenture PLC - Class A (A)	4,769	380,185
ACE, Ltd.	11,020	1,091,641
Actavis PLC (J)	739	152,123
Activision Blizzard, Inc.	13,900	284,116

	Shares	Value
United States (continued)
Adobe Systems, Inc. (J)	9,344	$ 614,275
AECOM Technology Corp. (A) (J)	4,870	156,668
AES Corp.	18,040	257,611
Aetna, Inc.	2,902	217,563
AGL Resources, Inc.	6,000	293,760
Alaska Air Group, Inc.	1,880	175,423
Alcoa, Inc. (A)	38,825	499,678
Alexion Pharmaceuticals, Inc. (J)	1,971	299,848
Allergan, Inc.	2,808	348,473
Alliance Data Systems Corp. (A) (J)	679	184,994
Allstate Corp. (A)	9,010	509,786
Altria Group, Inc.	6,430	240,675
Amazon.com, Inc. (J)	2,713	912,979
Amdocs, Ltd.	3,150	146,349
American Electric Power Co., Inc.	8,776	444,592
American Express Co.	2,783	250,554
American Tower Corp. - Class A REIT	4,296	351,714
American Water Works Co., Inc.	2,461	111,729
Ameriprise Financial, Inc.	2,720	299,390
Amgen, Inc.	5,460	673,436
Anadarko Petroleum Corp. - Class A	4,202	356,162
Apollo Education Group, Inc. - Class A (A) (J)	2,200	75,328
Apple, Inc.	5,740	3,080,888
Applied Materials, Inc. - Class A (A)	12,405	253,310
Archer-Daniels-Midland Co.	37,629	1,632,722
Aspen Insurance Holdings, Ltd.	2,300	91,310
AT&T, Inc. (A)	11,590	406,461
AutoZone, Inc. (J)	1,010	542,471
Avago Technologies, Ltd. - Class A	6,145	395,799
AvalonBay Communities, Inc. - REIT	2,023	265,660
Axiall Corp.	3,635	163,284
Axis Capital Holdings, Ltd.	2,318	106,280
Baker Hughes, Inc.	4,300	279,586
Bank of America Corp. (A)	106,654	1,834,449
Baxter International, Inc. (A)	7,949	584,887
Berkshire Hathaway, Inc. - Class B (J)	7,942	992,512
Best Buy Co., Inc. (A)	3,500	92,435
Biogen IDEC, Inc. (J)	3,285	1,004,783
Boeing Co.	5,420	680,156
Brandywine Realty Trust - REIT (A)	6,630	95,870
Bristol-Myers Squibb Co.	27,714	1,439,742
Brocade Communications Systems, Inc. (J)	15,000	159,150
Bunge, Ltd.	1,700	135,167
Burger King Worldwide, Inc.	1,100	29,205
CA, Inc.	5,547	171,791
Calpine Corp. (J)	3,920	81,967
Capital One Financial Corp.	7,115	548,993
CareFusion Corp. - Class A (J)	3,530	141,977
Caterpillar, Inc. (A)	1,313	130,473
CBS Corp. - Class B (A)	7,809	482,596
Celgene Corp. (J)	7,244	1,011,262
CenturyLink, Inc. (A)	2,690	88,340
Cerner Corp. (A) (J)	2,993	168,356
CF Industries Holdings, Inc. - Class B	13	3,388
Charles Schwab Corp.	13,767	376,252
Cheniere Energy, Inc. (A) (J)	2,780	153,873
Chevron Corp.	15,941	1,895,544
Cisco Systems, Inc.	58,670	1,314,795
Citigroup, Inc.	35,825	1,705,270
Citrix Systems, Inc. (A) (J)	3,401	195,319
CMS Energy Corp.	13,798	404,005
CNO Financial Group, Inc.	9,260	167,606
Coca-Cola Co. (A)	18,118	700,442
Cognizant Technology Solutions Corp. - Class A (J)	11,602	587,177
Comcast Corp. - Class A	28,456	1,423,369

The notes are an integral part of this report. Transamerica Series Trust	March 31, 2014 Form N-Q

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2014

(unaudited)

	Shares	Value
United States (continued)
Computer Sciences Corp.	2,710	$ 164,822
ConocoPhillips	14,141	994,819
Constellation Brands, Inc. - Class A (J)	1,819	154,560
Corning, Inc.	9,074	188,921
Costco Wholesale Corp.	4,524	505,240
Covidien PLC	2,955	217,665
Crown Holdings, Inc. (J)	5,740	256,808
CSX Corp. (A)	31,832	922,173
Cullen / Frost Bankers, Inc. (A)	700	54,271
CVS Caremark Corp.	16,679	1,248,590
Danaher Corp.	2,180	163,500
Deere & Co. (A)	2,379	216,013
Delphi Automotive PLC - Class A	4,200	285,012
Delta Air Lines, Inc.	24,538	850,242
DiamondRock Hospitality Co. - REIT (A)	17,170	201,748
Discover Financial Services	10,340	601,685
DISH Network Corp. - Class A (A) (J)	3,527	219,415
Dominion Resources, Inc. (A)	3,860	274,021
Dow Chemical Co.	8,530	414,473
Dr. Pepper Snapple Group, Inc.	10,120	551,135
DTE Energy Co.	26	1,932
E.I. du Pont de Nemours & Co. (A)	417	27,981
Eaton Corp. PLC	10,062	755,857
eBay, Inc. (J)	10,477	578,749
Edison International	1,800	101,898
EMC Corp.	16,345	448,016
EMCOR Group, Inc.	41	1,918
Emerson Electric Co.	17,324	1,157,243
ENDO International PLC (J)	1,100	75,515
Energizer Holdings, Inc. (A)	1,240	124,918
Ensco PLC - Class A (A)	10,367	547,170
Entergy Corp. - Class B	4,500	300,825
EOG Resources, Inc.	2,567	503,568
EQT Corp.	1,729	167,661
Everest RE Group, Ltd. (A)	1,000	153,050
Extra Space Storage, Inc. - REIT	2,970	144,075
Exxon Mobil Corp.	23,078	2,254,259
Facebook, Inc. - Class A (J)	7,368	443,848
Fifth Third Bancorp	12,500	286,875
FirstEnergy Corp.	5,406	183,966
Fluor Corp.	13,285	1,032,643
Freeport-McMoRan Copper & Gold, Inc.	8,897	294,224
Freescale Semiconductor, Ltd. (A) (J)	1,400	34,174
GameStop Corp. - Class A (A)	7,420	304,962
Gap, Inc. - Class A	851	34,091
General Electric Co.	32,783	848,752
General Growth Properties, Inc. - REIT	2,660	58,520
General Mills, Inc.	14,960	775,227
General Motors Co.	20,417	702,753
Geo Group, Inc. - REIT	3,130	100,911
Gilead Sciences, Inc. (A) (J)	5,291	374,920
Goldman Sachs Group, Inc.	2,659	435,677
Google, Inc. - Class A (J)	2,281	2,542,197
Graham Holdings Co. - Class B	300	211,125
H&R Block, Inc.	5,090	153,667
Halliburton Co.	12,545	738,775
Hanesbrands, Inc.	1,930	147,606
Harman International Industries, Inc.	2,436	259,190
Hartford Financial Services Group, Inc. (A)	1,084	38,233
Herbalife, Ltd. (A)	3,300	188,991
Hewlett-Packard Co. (A)	36,278	1,173,956
Highwoods Properties, Inc. - REIT (A)	3,375	129,634
Home Depot, Inc.	15,738	1,245,348
Honeywell International, Inc.	12,691	1,177,217
Hospitality Properties Trust - REIT	1,510	43,367
Host Hotels & Resorts, Inc. - REIT (A)	1,573	31,838

Humana, Inc. - Class A (A)	5,784	651,972

	Shares	Value
United States (continued)
IDEX Corp.	1,900	$ 138,491
IntercontinentalExchange Group, Inc.	2,869	567,574
International Business Machines Corp.	2,591	498,742
International Paper Co.	2,697	123,738
Invesco, Ltd.	17,689	654,493
Jarden Corp. (J)	2,790	166,926
Johnson & Johnson	28,827	2,831,676
Kellogg Co. (A)	5,568	349,169
KeyCorp	9,800	139,552
Kilroy Realty Corp. - REIT (A)	1,391	81,485
Kimberly-Clark Corp.	936	103,194
Kimco Realty Corp. - REIT (A)	6,377	139,529
KLA-Tencor Corp. (A)	12,352	854,017
Kroger Co.	14,550	635,108
L-3 Communications Holdings, Inc. (A)	2,780	328,457
LAM Research Corp. (J)	12,500	687,500
Lear Corp. (A)	482	40,353
Lennar Corp. - Class A (A)	1,025	40,611
Lexmark International, Inc. - Class A (A)	6,600	305,514
Liberty Property Trust - Series C REIT	1,930	71,333
Lincoln National Corp.	3,240	164,171
LinkedIn Corp. - Class A (A) (J)	220	40,687
Lorillard, Inc. (A)	5,010	270,941
Lowe’s Cos., Inc.	23,521	1,150,177
Lululemon Athletica, Inc. (A) (J)	1,253	65,895
LyondellBasell Industries NV - Class A	3,390	301,507
Macy’s, Inc.	8,676	514,400
Marathon Oil Corp.	13,113	465,774
Marathon Petroleum Corp.	10,927	951,086
Marsh & McLennan Cos., Inc.	8,823	434,974
Martin Marietta Materials, Inc. (A)	1,306	167,625
Marvell Technology Group, Ltd.	10,100	159,075
Masco Corp.	18,912	420,036
Mastercard, Inc. - Class A	4,797	358,336
McDonald’s Corp.	734	71,954
McKesson Corp.	7,040	1,243,053
Medtronic, Inc.	12,100	744,634
Merck & Co., Inc.	19,819	1,125,125
MetLife, Inc.	20,069	1,059,643
Mettler-Toledo International, Inc. (J)	1,206	284,230
MGM Resorts International (A) (J)	3,800	98,268
Microsoft Corp.	88,937	3,645,528
Mid-America Apartment Communities, Inc. - REIT	1,630	111,280
Molson Coors Brewing Co. - Class B	4,369	257,159
Mondelez International, Inc. - Class A	21,514	743,309
Monsanto Co.	5,100	580,227
Morgan Stanley	24,199	754,283
Mosaic Co.	1,640	82,000
National Oilwell Varco, Inc.	10,300	802,061
NextEra Energy, Inc.	9,642	921,968
NiSource, Inc. - Class B	10,718	380,811
Noble Corp. PLC	6,312	206,655
Nordstrom, Inc. (A)	1,866	116,532
Norfolk Southern Corp. (A)	2,007	195,020
Northrop Grumman Corp.	6,240	769,891
Nu Skin Enterprises, Inc. - Class A (A)	2,830	234,466
NVIDIA Corp.	3,900	69,849
NVR, Inc. (J)	40	45,880
Occidental Petroleum Corp.	7,955	758,032
Ocwen Financial Corp. - Class B (A) (J)	1,610	63,080
Omnicom Group, Inc.	728	52,853
Oracle Corp.	46,484	1,901,660
PACCAR, Inc. (A)	11,695	788,711
Parker Hannifin Corp.	1,000	119,710
Patterson-UTI Energy, Inc.	9,500	300,960

PepsiCo, Inc.	12,400	1,035,400

The notes are an integral part of this report. Transamerica Series Trust	March 31, 2014 Form N-Q

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2014

(unaudited)

	Shares	Value
United States (continued)
Perrigo Co. PLC	1,977	$ 305,763
Pfizer, Inc.	42,964	1,380,004
Philip Morris International, Inc.	16,785	1,374,188
Phillips 66 (A)	7,258	559,301
Pilgrim’s Pride Corp. (A) (J)	7,700	161,084
Pioneer Natural Resources Co. (A)	290	54,271
Pitney Bowes, Inc. (A)	5,980	155,420
PNC Financial Services Group, Inc.	4,336	377,232
PPG Industries, Inc.	3,190	617,137
priceline.com, Inc. (J)	1,001	1,193,082
Procter & Gamble Co.	20,966	1,689,860
ProLogis, Inc. - Class A REIT	5,058	206,518
Prudential Financial, Inc.	2,459	208,154
Public Service Enterprise Group, Inc. (A)	10,834	413,209
Public Storage - REIT	394	66,385
PulteGroup, Inc. (A)	17,737	340,373
QEP Resources, Inc.	3,628	106,808
QUALCOMM, Inc.	14,916	1,176,276
Questar Corp.	6,915	164,439
R.R. Donnelley & Sons Co.	9,800	175,420
Range Resources Corp. (A)	445	36,922
Raytheon Co. (A)	5,400	533,466
RLJ Lodging Trust - REIT	5,290	141,455
Ross Stores, Inc.	3,554	254,289
Royal Caribbean Cruises, Ltd. - Class A	7,530	410,837
Salix Pharmaceuticals, Ltd. (A) (J)	1,200	124,332
SanDisk Corp.	2,500	202,975
Schlumberger, Ltd.	15,972	1,557,270
Sealed Air Corp. - Class A	9,680	318,182
Sempra Energy	3,361	325,210
Service Corp., International (A)	4,040	80,315
Simon Property Group, Inc. - REIT	2,698	442,472
SLM Corp. (A)	1,565	38,311
Southwest Airlines Co.	7,090	167,395
Spectrum Brands Holdings, Inc. - Class A	660	52,602
SPX Corp.	1,690	166,144
Starbucks Corp.	8,900	653,082
Starz - Class A (A) (J)	1,800	58,104
State Street Corp.	5,467	380,230
Stryker Corp. (A)	5,564	453,299
SVB Financial Group (J)	500	64,390
TE Connectivity, Ltd.	3,281	197,549
Tesoro Corp.	2,200	111,298
Time Warner Cable, Inc.	5,517	756,822
Time Warner, Inc.	20,576	1,344,230
TJX Cos., Inc.	9,433	572,111
Toll Brothers, Inc. (A) (J)	1,474	52,917
Travelers Cos., Inc. (A)	3,530	300,403
TRW Automotive Holdings Corp. (J)	2,885	235,474
Tyco International, Ltd.	2,467	104,601
Tyson Foods, Inc. - Class A	4,110	180,881
U.S. Bancorp - Class A (A)	2,847	122,022
U.S. Steel Corp. (A)	8,770	242,140
UGI Corp.	5,530	252,223
Union Pacific Corp.	7,971	1,495,838
United Continental Holdings, Inc. (J)	5,893	263,005
United Technologies Corp.	13,443	1,570,680
United Therapeutics Corp. (A) (J)	1,300	122,239
UnitedHealth Group, Inc. (A)	9,076	744,141
V.F. Corp.	13,299	822,942
Ventas, Inc. - REIT	3,672	222,413
VeriSign, Inc. (A) (J)	5,100	274,941
Verizon Communications, Inc. (A)	40,280	1,916,120
Vertex Pharmaceuticals, Inc. (J)	6,007	424,815
Viacom, Inc. - Class B	9,020	766,610
Visa, Inc. - Class A (A)	7,899	1,705,078
VMware, Inc. - Class A (A) (J)	1,764	190,547

	Shares	Value
United States (continued)
Wal-Mart Stores, Inc.	3,279	$ 250,614
Walgreen Co.	4,430	292,513
Walt Disney Co. - Class A	6,204	496,754
Washington Federal, Inc.	2,100	48,930
WellPoint, Inc.	7,680	764,544
Wells Fargo & Co.	75,463	3,753,530
Western Digital Corp.	5,460	501,337
Whirlpool Corp.	990	147,965
WW Grainger, Inc. (A)	1,752	442,660
Xerox Corp.	3,771	42,612
Xilinx, Inc. (A)	9,760	529,675
XL Group PLC - Class A	6,539	204,344
Yahoo! Inc. (A) (J)	14,690	527,371
Yum! Brands, Inc.	1,516	114,291

Total Common Stocks (cost $120,119,105)		140,635,373

INVESTMENT COMPANIES - 6.0%
United States - 6.0%
JPMorgan High Yield Fund (K)	917,200	7,410,972
JPMorgan International Equity Fund (K)	1,158,274	18,717,711
JPMorgan International Opportunities Fund (K)	1,209,966	18,754,472

Total Investment Companies (cost $38,565,061)		44,883,155

SECURITIES LENDING COLLATERAL - 5.4%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.16% (I)	40,422,135	40,422,135

Total Securities Lending Collateral (cost $40,422,135)		40,422,135

	Principal	Value
REPURCHASE AGREEMENT - 5.0%
State Street Bank & Trust Co. 0.01% (I), dated 03/31/2014, to be repurchased at $37,120,438 on 04/01/2014. Collateralized by a U.S. Government Agency Obligation, 3.00%, due 05/15/2040, and with a value of $37,864,920.	$ 37,120,428	37,120,428

Total Repurchase Agreement (cost $37,120,428)		37,120,428

Total Investment Securities (cost $754,908,562) (L)		781,087,380
Other Assets and Liabilities - Net - (5.1)%		(38,240,691)

Net Assets - 100.0%		$ 742,846,689

The notes are an integral part of this report. Transamerica Series Trust	March 31, 2014 Form N-Q

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2014

(unaudited)

FUTURES CONTRACTS: (M)

Description	Type	Contracts	Expiration Date	Net Unrealized Appreciation (Depreciation)
10-Year Australian Treasury Bond	Long	68	06/16/2014	$39,102
10-Year Japan Government Bond	Short	(2)	06/11/2014	5,813
10-Year U.S. Treasury Note	Long	16	06/19/2014	(8,459)
10-Year U.S. Treasury Note	Short	(81)	06/19/2014	41,046
2-Year U.S. Treasury Note	Long	27	06/30/2014	(7,734)
5-Year U.S. Treasury Note	Short	(206)	06/30/2014	107,930
CAC 40 Index	Short	(60)	04/17/2014	(109,398)
DAX Index	Long	11	06/20/2014	147,184
EURO STOXX 50 Index	Long	42	06/20/2014	72,754
FTSE 100 Index	Short	(27)	06/20/2014	(20,256)
Hang Seng Index	Short	(75)	04/29/2014	(201,347)
Long U.S. Treasury Bond	Long	38	06/19/2014	40,281
Russell 2000 Mini Index	Long	96	06/20/2014	(139,355)
S&P 500 E-Mini Index	Long	155	06/20/2014	45,188
TOPIX Index	Long	70	06/12/2014	(137,504)
Ultra Long U.S. Treasury Bond	Short	(9)	06/19/2014	(13,375)

				$(138,130)

INVESTMENTS BY INDUSTRY:	Percentage of Total Investment Securities	Value
U.S. Government Agency Obligations	23.5%	$183,673,622
U.S. Government Obligations	14.2	111,173,023
Capital Markets	7.3	56,939,898
Asset-Backed Securities	4.7	36,533,358
Mortgage-Backed Securities	4.6	36,278,427
Commercial Banks	4.4	34,480,529
Oil, Gas & Consumable Fuels	2.7	21,084,523
Diversified Financial Services	2.1	16,347,553
Media	1.5	11,813,479
Insurance	1.5	11,800,848
Electric Utilities	1.4	11,351,980
Pharmaceuticals	1.3	10,139,473
Diversified Telecommunication Services	1.2	9,475,623
Energy Equipment & Services	1.1	8,840,433
Software	1.1	8,480,439
Real Estate Investment Trusts	1.0	7,455,609
Computers & Peripherals	0.9	6,940,178
Health Care Providers & Services	0.8	6,270,582
Aerospace & Defense	0.8	6,185,787
Consumer Finance	0.8	6,164,557
Beverages	0.7	5,422,662
Food Products	0.7	5,301,427
Road & Rail	0.7	5,272,768
Biotechnology	0.7	5,235,651
IT Services	0.7	5,207,577
Specialty Retail	0.6	4,942,558
Chemicals	0.6	4,789,834
Food & Staples Retailing	0.6	4,754,542
Internet Software & Services	0.6	4,479,429
Multi-Utilities	0.5	3,922,759
Semiconductors & Semiconductor Equipment	0.4	3,474,048
Metals & Mining	0.4	3,265,030
Health Care Equipment & Supplies	0.4	3,089,572
Communications Equipment	0.4	3,089,181
Tobacco	0.4	3,055,534
Internet & Catalog Retail	0.3	2,440,537
Foreign Government Obligations	0.3	2,305,059
Airlines	0.3	2,289,223
Machinery	0.3	2,115,928

The notes are an integral part of this report. Transamerica Series Trust	March 31, 2014 Form N-Q

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2014

(unaudited)

INVESTMENTS BY INDUSTRY (continued):	Percentage of Total Investment Securities		Value
Industrial Conglomerates	0.3%		$2,086,172
Household Products	0.3		2,077,088
Automobiles	0.3		2,047,945
Electrical Equipment	0.2		1,913,100
Commercial Services & Supplies	0.2		1,907,406
Gas Utilities	0.2		1,783,279
Wireless Telecommunication Services	0.2		1,744,057
Hotels, Restaurants & Leisure	0.2		1,377,637
Construction & Engineering	0.2		1,270,872
Multiline Retail	0.1		1,176,277
Household Durables	0.1		1,053,862
Textiles, Apparel & Luxury Goods	0.1		1,036,443
Independent Power Producers & Energy Traders	0.1		959,384
Trading Companies & Distributors	0.1		876,304
Auto Components	0.1		786,958
Electronic Equipment & Instruments	0.1		673,397
Containers & Packaging	0.1		574,990
Life Sciences Tools & Services	0.1		566,548
Transportation Infrastructure	0.1		551,235
Diversified Consumer Services	0.1		520,435
Personal Products	0.1		423,457
Municipal Government Obligations	0.1		422,803
Building Products	0.1		420,036
Water Utilities	0.0	(D)	314,565
Paper & Forest Products	0.0	(D)	232,659
Construction Materials	0.0	(D)	192,077
Health Care Technology	0.0	(D)	168,356
Air Freight & Logistics	0.0	(D)	162,255
Thrifts & Mortgage Finance	0.0	(D)	112,010

Investment Securities, at Value	90.0		703,314,847
Short-Term Investments	10.0		77,772,533

Total Investments	100.0%		$781,087,380

VALUATION SUMMARY: (N)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at March 31, 2014
ASSETS
Investment Securities
U.S. Government Obligations	$—	$111,173,023	$—	$111,173,023
U.S. Government Agency Obligations	—	183,673,622	—	183,673,622
Foreign Government Obligations	—	2,305,059	—	2,305,059
Mortgage-Backed Securities	—	36,278,427	—	36,278,427
Asset-Backed Securities	—	36,533,358	—	36,533,358
Municipal Government Obligations	—	422,803	—	422,803
Corporate Debt Securities	—	146,918,024	—	146,918,024
Convertible Bond	—	103,576	—	103,576
Short-Term U.S. Government Obligations	—	229,970	—	229,970
Preferred Stocks	388,427	—	—	388,427
Common Stocks	140,635,373	—	—	140,635,373
Investment Companies	44,883,155	—	—	44,883,155
Securities Lending Collateral	40,422,135	—	—	40,422,135
Repurchase Agreement	—	37,120,428	—	37,120,428

Total Investment Securities	$226,329,090	$554,758,290	$—	$781,087,380

Derivative Financial Instruments
Futures Contracts (O)	$499,298	$—	$—	$499,298

Total Derivative Financial Instruments	$499,298	$—	$—	$499,298

Other Assets (P)
Other Assets (Q)	$—	$58,435	$—	$58,435

Total Other Assets	$—	$58,435	$—	$58,435

The notes are an integral part of this report. Transamerica Series Trust	March 31, 2014 Form N-Q

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2014

(unaudited)

VALUATION SUMMARY (continued):

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at March 31, 2014
LIABILITIES
Derivative Financial Instruments
Futures Contracts (O)	$(637,428)	$—	$—	$(637,428)

Total Derivative Financial Instruments	$(637,428)	$—	$—	$(637,428)

Level 3 Rollforward - Investment Securities

Securities	Beginning Balance at December 31, 2013	Purchases	Sales	Accrued Discounts (Premiums)	Total Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation) (R)	Transfers into Level 3	Transfers out of Level 3 (S)	Ending Balance at March 31, 2014	Net Change in Unrealized Appreciation (Depreciation) on Investments Held at March 31, 2014 (R)
Other Assets	$665,327	$—	$—	$—	$—	$(606,892)	$—	$(58,435)	$—	$—

NOTES TO SCHEDULE OF INVESTMENTS:

(A)	All or a portion of this security is on loan. The value of all securities on loan is $39,526,497. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(B)	All or a portion of this security has been segregated by the custodian with the broker as collateral to cover margin requirements for open futures contracts. Total value of securities segregated as collateral to cover margin requirements for open futures contracts is $4,094,319.
(C)	Floating or variable rate note. Rate is listed as of March 31, 2014.
(D)	Percentage rounds to less than 0.1%.
(E)	Illiquid. Total aggregate fair value of illiquid securities is $3,470,504, or 0.47% of the portfolio’s net assets.
(F)	The security has a perpetual maturity. The date shown is the next call date.
(G)	When-issued security. A conditional transaction in a security authorized for issuance, but not yet issued.
(H)	Step bond – Coupon rate changes in increments to maturity. Rate disclosed is as of March 31, 2014. Maturity date disclosed is the ultimate maturity date.
(I)	Rate shown reflects the yield at March 31, 2014.
(J)	Non-income producing security.
(K)	The investment issuer is affiliated with the sub-adviser of the portfolio.
(L)	Aggregate cost for federal income tax purposes is $754,908,562. Aggregate gross unrealized appreciation and depreciation for all securities in which there is an excess of value over tax cost were $34,085,054 and $7,906,236, respectively. Net unrealized appreciation for tax purposes is $26,178,818.
(M)	Cash in the amount of $65,000 has been segregated by the custodian with the broker as collateral to cover margin requirements for open futures contracts.
(N)	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers between Levels 1 and 2 during the period ended March 31, 2014. See the notes to the schedules of investments for more information regarding pricing inputs and valuation techniques.
(O)	Derivative financial instruments valued at unrealized appreciation (depreciation) on the instrument.
(P)	Certain assets and liabilities are held at carrying amount or face value, which approximates fair value for financial reporting purposes.
(Q)	Other assets include pending litigation receivable.
(R)	Any difference between Net Change in Unrealized Appreciation (Depreciation) and Net Change in Unrealized Appreciation (Depreciation) on Investments Held at March 31, 2014 may be due to an investment no longer held or categorized as Level 3 at period end.
(S)	Transferred out of Level 3 because of availability of observable inputs.

DEFINITIONS:

144A	144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2014, these securities aggregated $70,367,224, or 9.47% of the portfolio’s net assets.
CMBS	Commercial Mortgage-Backed Securities
IO	Interest only portion of a STRIP (Separate Trading of Registered Interest and Principal Security) Security
MTN	Medium Term Note
PO	Principal only portion of a STRIP (Separate Trading of Registered Interest and Principal Security) Security
REIT	Real Estate Investment Trust (includes domestic REITs and Foreign Real Estate Investment Companies)
REMIC	Real Estate Mortgage Investment Conduits (consist of a fixed pool of mortgages broken apart and marketed to investors as individual securities)
Re-REMIC	Re-Securitized Real Estate Mortgage Investment Conduits (consist of a fixed pool of mortgages broken apart and marketed to investors as individual securities)
STRIPS	Separate Trading of Registered Interest and Principal of Securities

The notes are an integral part of this report. Transamerica Series Trust	March 31, 2014 Form N-Q

Transamerica Legg Mason Dynamic Allocation – Balanced VP

SCHEDULE OF INVESTMENTS

At March 31, 2014

(unaudited)

	Shares	Value
INVESTMENT COMPANIES - 99.2%
Capital Markets - 94.3%
iShares 20+ Year Treasury Bond ETF (A)	423,048	$ 46,154,537
iShares Core S&P 500 ETF (A)	828,757	155,947,204
iShares Core Total US Bond Market ETF (A)	213,942	23,095,039
iShares MSCI EAFE ETF (A)	344,541	23,142,819
SPDR S&P 500 ETF Trust (A)	146,000	27,307,840
Vanguard Total Bond Market ETF	1,991,825	161,716,272
Growth - Small Cap - 4.9%
Vanguard Small-Cap ETF (A)	202,685	22,893,271

Total Investment Companies (cost $432,480,662)		460,256,982

	Contracts	Value
PURCHASED OPTIONS - 0.5%
Put Options - 0.5%
S&P 500 Index
Index Value $1,500.00
Expires 06/19/2015	14	57,400
S&P 500 Index
Index Value $1,525.00
Expires 06/19/2015	60	270,600
S&P 500 Index
Index Value $1,550.00
Expires 06/19/2015	62	305,040
S&P 500 Index
Index Value $1,575.00
Expires 06/19/2015	82	439,520
S&P 500 Index
Index Value $1,600.00
Expires 06/19/2015	48	285,600
S&P 500 Index
Index Value $1,625.00
Expires 06/19/2015	76	483,360
S&P 500 Index
Index Value $1,650.00
Expires 06/19/2015	68	471,240

Total Purchased Options (cost $2,594,410)		2,312,760

	Shares	Value
SECURITIES LENDING COLLATERAL - 19.4%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.16% (B)	89,938,304	89,938,304

Total Securities Lending Collateral (cost $89,938,304)		89,938,304

	Principal	Value
REPURCHASE AGREEMENT - 0.9%
State Street Bank & Trust Co. 0.01% (B), dated 03/31/2014, to be repurchased at $4,413,150 on 04/01/2014. Collateralized by a U.S. Government Agency Obligation, 3.00%, due 07/25/2037, and with a value of $4,506,228.	$ 4,413,149	4,413,149

Total Repurchase Agreement (cost $4,413,149)		4,413,149

Value
Total Investment Securities (cost $529,426,525) (C)	$ 556,921,195
Other Assets and Liabilities - Net - (20.0)%	(92,832,786)

Net Assets - 100.0%	$ 464,088,409

The notes are an integral part of this report. Transamerica Series Trust	March 31, 2014 Form N-Q

Transamerica Legg Mason Dynamic Allocation – Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2014

(unaudited)

VALUATION SUMMARY: (D)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at March 31, 2014
ASSETS
Investment Securities
Investment Companies	$460,256,982	$—	$—	$460,256,982
Purchased Options	2,312,760	—	—	2,312,760
Securities Lending Collateral	89,938,304	—	—	89,938,304
Repurchase Agreement	—	4,413,149	—	4,413,149

Total Investment Securities	$552,508,046	$4,413,149	$—	$556,921,195

NOTES TO SCHEDULE OF INVESTMENTS:

(A)	All or a portion of this security is on loan. The value of all securities on loan is $88,043,549. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(B)	Rate shown reflects the yield at March 31, 2014.
(C)	Aggregate cost for federal income tax purposes is $529,426,525. Aggregate gross unrealized appreciation and depreciation for all securities in which there is an excess of value over tax cost were $30,183,562 and $2,688,892, respectively. Net unrealized appreciation for tax purposes is $27,494,670.
(D)	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers between Levels 1 and 2 during the period ended March 31, 2014. See the notes to the schedules of investments for more information regarding pricing inputs and valuation techniques.

The notes are an integral part of this report. Transamerica Series Trust	March 31, 2014 Form N-Q

Transamerica Legg Mason Dynamic Allocation – Growth VP

SCHEDULE OF INVESTMENTS

At March 31, 2014

(unaudited)

	Shares	Value
INVESTMENT COMPANIES - 98.9%
Capital Markets - 92.0%
iShares 20+ Year Treasury Bond ETF (A)	105,877	$ 11,551,181
iShares Core S&P 500 ETF (A)	515,706	97,040,398
iShares Core Total US Bond Market ETF	89,234	9,632,810
iShares MSCI EAFE ETF (A)	200,924	13,496,065
SPDR S&P 500 ETF Trust (A)	50,690	9,481,058
Vanguard Total Bond Market ETF	449,803	36,519,505
Growth - Small Cap - 6.9%
Vanguard Small-Cap ETF	118,406	13,373,958

Total Investment Companies (cost $175,382,291)		191,094,975

	Contracts	Value
PURCHASED OPTIONS - 0.7%
Put Options - 0.7%
S&P 500 Index
Index Value $1,500.00
Expires 06/19/2015	7	28,700
S&P 500 Index
Index Value $1,525.00
Expires 06/19/2015	28	126,280
S&P 500 Index
Index Value $1,550.00
Expires 06/19/2015	29	142,680
S&P 500 Index
Index Value $1,575.00
Expires 06/19/2015	56	300,160
S&P 500 Index
Index Value $1,600.00
Expires 06/19/2015	26	154,700
S&P 500 Index
Index Value $1,625.00
Expires 06/19/2015	49	311,640
S&P 500 Index
Index Value $1,650.00
Expires 06/19/2015	42	291,060

Total Purchased Options (cost $1,517,101)		1,355,220

	Shares	Value
SECURITIES LENDING COLLATERAL - 10.1%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.16% (B)	19,494,924	19,494,924

Total Securities Lending Collateral (cost $19,494,924)		19,494,924

	Principal	Value
REPURCHASE AGREEMENT - 1.0%
State Street Bank & Trust Co. 0.01% (B), dated 03/31/2014, to be repurchased at $1,889,994 on 04/01/2014. Collateralized by U.S. Government Agency Obligations, 3.00% - 4.00%, due 07/25/2037 - 08/15/2039, and with a total value of $1,933,108.	$ 1,889,994	1,889,994

Total Repurchase Agreement (cost $1,889,994)		1,889,994

Value
Total Investment Securities (cost $198,284,310) (C)	$ 213,835,113
Other Assets and Liabilities - Net - (10.7)%	(20,702,182)

Net Assets - 100.0%	$ 193,132,931

The notes are an integral part of this report. Transamerica Series Trust	March 31, 2014 Form N-Q

Transamerica Legg Mason Dynamic Allocation – Growth VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2014

(unaudited)

VALUATION SUMMARY: (D)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at March 31, 2014
ASSETS
Investment Securities
Investment Companies	$191,094,975	$—	$—	$191,094,975
Purchased Options	1,355,220	—	—	1,355,220
Securities Lending Collateral	19,494,924	—	—	19,494,924
Repurchase Agreement	—	1,889,994	—	1,889,994

Total Investment Securities	$211,945,119	$1,889,994	$—	$213,835,113

NOTES TO SCHEDULE OF INVESTMENTS:

(A)	All or a portion of this security is on loan. The value of all securities on loan is $19,081,233. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(B)	Rate shown reflects the yield at March 31, 2014.
(C)	Aggregate cost for federal income tax purposes is $198,284,310. Aggregate gross unrealized appreciation and depreciation for all securities in which there is an excess of value over tax cost were $16,012,691 and $461,888, respectively. Net unrealized appreciation for tax purposes is $15,550,803.
(D)	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers between Levels 1 and 2 during the period ended March 31, 2014. See the notes to the schedules of investments for more information regarding pricing inputs and valuation techniques.

The notes are an integral part of this report. Transamerica Series Trust	March 31, 2014 Form N-Q

Transamerica Madison Balanced Allocation VP

SCHEDULE OF INVESTMENTS

At March 31, 2014

(unaudited)

	Shares	Value
INVESTMENT COMPANIES - 99.6%
Capital Markets - 67.0%
Madison Core Bond Fund (A)	1,535,819	$ 15,496,416
Madison Covered Call & Equity Income Fund (A)	143,595	1,441,693
Madison High Quality Bond Fund (A)	490,385	5,379,519
Madison International Stock Fund (A)	368,005	4,982,792
Madison Investors Fund (A)	273,901	6,516,112
Madison Large Capital Growth Fund (A)	200,089	4,335,921
Madison Large Capital Value Fund (A)	556,999	10,131,812
Fixed Income - 11.0%
Transamerica PIMCO Total Return VP (B)	684,970	7,897,703
Inflation-Protected Securities - 3.0%
Transamerica PIMCO Real Return TIPS VP (B)	218,929	2,152,073
Tactical and Specialty - 3.0%
Transamerica Bond (C)	202,639	2,156,082
U.S. Equity - 15.6%
Transamerica JPMorgan Enhanced Index VP (B)	442,543	7,952,502
Transamerica Systematic Small/Mid Cap Value VP (B)	134,946	3,276,494

Total Investment Companies (cost $69,644,398)		71,719,119

	Principal	Value
REPURCHASE AGREEMENT - 1.3%
State Street Bank & Trust Co. 0.01% (D), dated 03/31/2014, to be repurchased at $941,756 on 04/01/2014. Collateralized by a U.S. Government Agency Obligation, 3.00%, due 07/25/2037, and with a value of $961,842.	$ 941,755	941,755

Total Repurchase Agreement (cost $941,755)		941,755

Total Investment Securities (cost $70,586,153) (E)		72,660,874
Other Assets and Liabilities - Net - (0.9)%		(627,892)

Net Assets - 100.0%		$ 72,032,982

VALUATION SUMMARY: (F)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at March 31, 2014
ASSETS
Investment Securities
Investment Companies	$71,719,119	$—	$—	$71,719,119
Repurchase Agreement	—	941,755	—	941,755

Total Investment Securities	$71,719,119	$941,755	$—	$72,660,874

NOTES TO SCHEDULE OF INVESTMENTS:

(A)	The investment issuer is affiliated with the sub-adviser of the portfolio.
(B)	The portfolio invests its assets in the Initial Class shares of the affiliated portfolio of the Transamerica Series Trust.
(C)	The portfolio invests its assets in the Class I2 shares of the affiliated series of the Transamerica Funds.
(D)	Rate shown reflects the yield at March 31, 2014.
(E)	Aggregate cost for federal income tax purposes is $70,586,153. Aggregate gross unrealized appreciation and depreciation for all securities in which there is an excess of value over tax cost were $2,204,913 and $130,192, respectively. Net unrealized appreciation for tax purposes is $2,074,721.
(F)	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers between Levels 1 and 2 during the period ended March 31, 2014. See the notes to the schedules of investments for more information regarding pricing inputs and valuation techniques.

The notes are an integral part of this report. Transamerica Series Trust	March 31, 2014 Form N-Q

Transamerica Madison Conservative Allocation VP

SCHEDULE OF INVESTMENTS

At March 31, 2014

(unaudited)

	Shares	Value
INVESTMENT COMPANIES - 99.6%
Capital Markets - 67.1%
Madison Core Bond Fund (A)	1,352,644	$ 13,648,177
Madison Covered Call & Equity Income Fund (A)	133,264	1,337,970
Madison High Quality Bond Fund (A)	1,122,503	12,313,862
Madison International Stock Fund (A)	197,978	2,680,616
Madison Investors Fund (A)	169,461	4,031,479
Madison Large Capital Growth Fund (A)	123,794	2,682,605
Madison Large Capital Value Fund (A)	443,061	8,059,285
Fixed Income - 18.0%
Transamerica PIMCO Total Return VP (B)	1,040,154	11,992,980
Inflation-Protected Securities - 5.0%
Transamerica PIMCO Real Return TIPS VP (B)	338,606	3,328,498
Tactical and Specialty - 5.0%
Transamerica Bond (C)	313,418	3,334,763
U.S. Equity - 4.5%
Transamerica JPMorgan Enhanced Index VP (B)	74,672	1,341,854
Transamerica Systematic Small/Mid Cap Value VP (B)	69,576	1,689,296

Total Investment Companies (cost $65,344,233)		66,441,385

	Principal	Value
REPURCHASE AGREEMENT - 0.4%
State Street Bank & Trust Co. 0.01% (D), dated 03/31/2014, to be repurchased at $281,207 on 04/01/2014. Collateralized by a U.S. Government Agency Obligation, 3.00%, due 07/25/2037, and with a value of $288,552.	$ 281,207	281,207

Total Repurchase Agreement (cost $281,207)		281,207

Total Investment Securities (cost $65,625,440) (E)		66,722,592
Other Assets and Liabilities - Net - 0.0% (F)		7,028

Net Assets - 100.0%		$ 66,729,620

VALUATION SUMMARY: (G)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at March 31, 2014
ASSETS
Investment Securities
Investment Companies	$66,441,385	$—	$—	$66,441,385
Repurchase Agreement	—	281,207	—	281,207

Total Investment Securities	$66,441,385	$281,207	$—	$66,722,592

NOTES TO SCHEDULE OF INVESTMENTS:

(A)	The investment issuer is affiliated with the sub-adviser of the portfolio.
(B)	The portfolio invests its assets in the Initial Class shares of the affiliated portfolio of the Transamerica Series Trust.
(C)	The portfolio invests its assets in the Class I2 shares of the affiliated series of the Transamerica Funds.
(D)	Rate shown reflects the yield at March 31, 2014.
(E)	Aggregate cost for federal income tax purposes is $65,625,440. Aggregate gross unrealized appreciation and depreciation for all securities in which there is an excess of value over tax cost were $1,266,906 and $169,754, respectively. Net unrealized appreciation for tax purposes is $1,097,152.
(F)	Percentage rounds to less than 0.1%.
(G)	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers between Levels 1 and 2 during the period ended March 31, 2014. See the notes to the schedules of investments for more information regarding pricing inputs and valuation techniques.

The notes are an integral part of this report. Transamerica Series Trust	March 31, 2014 Form N-Q

Transamerica Madison Diversified Income VP

SCHEDULE OF INVESTMENTS

At March 31, 2014

(unaudited)

	Principal	Value
U.S. GOVERNMENT OBLIGATIONS - 25.4%
U.S. Treasury Bond
2.75%, 08/15/2042 - 11/15/2042	$ 900,000	$ 767,687
4.38%, 05/15/2041	400,000	462,375
U.S. Treasury Note
1.00%, 09/30/2016	2,400,000	2,419,500
1.38%, 12/31/2018	3,300,000	3,257,721
1.63%, 08/15/2022	1,000,000	929,844
2.00%, 11/15/2021 - 02/15/2023	2,450,000	2,357,968
2.38%, 10/31/2014 - 06/30/2018	6,000,000	6,183,633
3.13%, 10/31/2016 - 05/15/2021	6,400,000	6,789,528

Total U.S. Government Obligations (cost $23,563,585)		23,168,256

U.S. GOVERNMENT AGENCY OBLIGATIONS - 8.2%
Fannie Mae
3.00%, 05/01/2027 - 03/01/2043	1,676,039	1,645,366
3.50%, 08/01/2026 - 10/01/2042	1,170,113	1,195,695
4.00%, 01/01/2041 - 10/01/2041	1,136,364	1,182,362
4.50%, 03/01/2039 - 03/01/2041	52,272	55,778
5.00%, 07/01/2035	16,986	18,542
Freddie Mac
3.00%, 08/01/2027 - 04/01/2043	1,710,148	1,677,243
3.50%, 06/01/2042 - 09/01/2042	1,110,787	1,117,211
4.00%, 09/01/2040 - 10/01/2041	209,860	217,807
4.50%, 11/01/2039	17,829	19,014
Ginnie Mae
3.50%, 12/15/2042	270,319	276,262
4.00%, 12/15/2039	30,437	32,013
4.50%, 08/15/2040	34,506	37,309

Total U.S. Government Agency Obligations (cost $7,725,538)		7,474,602

ASSET-BACKED SECURITIES - 0.8%
CNH Equipment Trust
Series 2014-A, Class A3
0.84%, 05/15/2019	175,000	174,685
Ford Credit Auto Owner Trust
Series 2014-A, Class A3
0.79%, 05/15/2018	225,000	224,985
Volkswagen Auto Lease Trust
Series 2014-A, Class A3
0.80%, 04/20/2017	150,000	149,811
Volvo Financial Equipment LLC
Series 2014-1A, Class A3
0.82%, 04/16/2018 - 144A	125,000	124,733

Total Asset-Backed Securities (cost $674,926)		674,214

MUNICIPAL GOVERNMENT OBLIGATION - 0.3%
City of Jacksonville, FL (Revenue Bonds)
Series A
5.00%, 10/01/2029	250,000	268,798

Total Municipal Government Obligation (cost $258,284)		268,798

CORPORATE DEBT SECURITIES - 20.9%
Automobiles - 0.5%
Nissan Motor Acceptance Corp.
2.65%, 09/26/2018 - 144A	450,000	455,193
Beverages - 0.6%
Coca-Cola Co.
5.35%, 11/15/2017 (A)	475,000	542,764

	Principal	Value
Capital Markets - 0.3%
Goldman Sachs Group, Inc.
2.63%, 01/31/2019	$ 250,000	$ 249,359
Commercial Banks - 2.6%
Huntington National Bank
2.20%, 04/01/2019	400,000	395,104
JPMorgan Chase & Co.
1.80%, 01/25/2018 (A)	400,000	399,074
KeyCorp, Series MTN
5.10%, 03/24/2021	500,000	558,099
U.S. Bancorp, Series MTN
1.95%, 11/15/2018	500,000	498,208
Wells Fargo & Co., Series MTN
3.50%, 03/08/2022	500,000	510,271
Computers & Peripherals - 0.9%
Apple, Inc.
2.40%, 05/03/2023 (A)	450,000	417,275
EMC Corp.
2.65%, 06/01/2020	425,000	423,040
Consumer Finance - 1.0%
American Express Credit Corp., Series MTN
1.75%, 06/12/2015	450,000	456,242
John Deere Capital Corp., Series MTN
1.40%, 03/15/2017 (A)	425,000	427,963
Diversified Financial Services - 0.6%
General Electric Capital Corp.
2.90%, 01/09/2017	500,000	523,212
Diversified Telecommunication Services - 0.9%
AT&T, Inc.
3.00%, 02/15/2022	400,000	388,370
Verizon Communications, Inc.
5.15%, 09/15/2023	425,000	465,086
Electrical Equipment - 0.2%
Emerson Electric Co.
5.00%, 04/15/2019	175,000	196,172
Energy Equipment & Services - 0.4%
Enterprise Products Operating LLC
5.20%, 09/01/2020	300,000	334,861
Food & Staples Retailing - 2.2%
Costco Wholesale Corp.
5.50%, 03/15/2017	475,000	533,009
CVS Caremark Corp.
4.13%, 05/15/2021	550,000	585,581
Wal-Mart Stores, Inc.
3.25%, 10/25/2020	400,000	415,304
Walgreen Co.
5.25%, 01/15/2019	450,000	511,286
Health Care Equipment & Supplies - 0.8%
Baxter International, Inc.
1.85%, 06/15/2018	425,000	422,583
Stryker Corp.
2.00%, 09/30/2016	300,000	307,888
Health Care Providers & Services - 0.5%
UnitedHealth Group, Inc.
2.88%, 03/15/2023	500,000	474,147
Industrial Conglomerates - 0.5%
Danaher Corp.
3.90%, 06/23/2021	425,000	449,604
Insurance - 0.2%
Marsh & McLennan Cos., Inc., Series MTN
2.55%, 10/15/2018	225,000	227,925

The notes are an integral part of this report. Transamerica Series Trust	March 31, 2014 Form N-Q

Transamerica Madison Diversified Income VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2014

(unaudited)

	Principal	Value
Internet & Catalog Retail - 0.5%
Amazon.com, Inc.
1.20%, 11/29/2017	$ 425,000	$ 420,796
Internet Software & Services - 0.5%
eBay, Inc.
1.35%, 07/15/2017 (A)	425,000	424,877
Machinery - 0.6%
Caterpillar, Inc.
3.90%, 05/27/2021	500,000	531,585
Media - 1.5%
Comcast Corp.
5.15%, 03/01/2020	475,000	537,858
Time Warner, Inc.
4.75%, 03/29/2021	500,000	547,062
Walt Disney Co., Series MTN
1.10%, 12/01/2017	300,000	296,916
Metals & Mining - 0.2%
Rio Tinto Finance USA PLC
2.25%, 12/14/2018	150,000	149,988
Multiline Retail - 0.5%
Target Corp.
2.90%, 01/15/2022 (A)	500,000	489,575
Oil, Gas & Consumable Fuels - 1.8%
ConocoPhillips
5.75%, 02/01/2019	450,000	525,437
Energy Transfer Partners, LP
4.15%, 10/01/2020	200,000	206,393
Marathon Oil Corp.
6.00%, 10/01/2017	375,000	428,674
Valero Energy Corp.
6.13%, 06/15/2017	450,000	515,860
Pharmaceuticals - 0.7%
AbbVie, Inc.
2.00%, 11/06/2018	425,000	421,460
Pfizer, Inc.
5.35%, 03/15/2015	200,000	208,979
Real Estate Investment Trusts - 0.8%
Health Care REIT, Inc.
4.50%, 01/15/2024	200,000	205,979
Simon Property Group, LP
3.38%, 03/15/2022	500,000	505,447
Road & Rail - 0.4%
Norfolk Southern Corp.
3.25%, 12/01/2021	400,000	402,772
Semiconductors & Semiconductor Equipment - 0.7%
Intel Corp.
1.95%, 10/01/2016	200,000	205,518
3.30%, 10/01/2021	425,000	434,810
Software - 0.5%
Microsoft Corp.
3.00%, 10/01/2020 (A)	400,000	411,884

Total Corporate Debt Securities (cost $19,122,277)		19,039,490

	Shares	Value
COMMON STOCKS - 40.0%
Aerospace & Defense - 2.5%
Boeing Co.	5,082	637,740
General Dynamics Corp. (A)	4,920	535,887
United Technologies Corp.	9,505	1,110,564
Air Freight & Logistics - 1.1%
United Parcel Service, Inc. - Class B (A)	10,348	1,007,688

	Shares	Value
Beverages - 2.1%
Coca-Cola Co. (A)	12,121	$ 468,598
Diageo PLC - ADR (A)	5,091	634,288
PepsiCo, Inc.	9,457	789,659
Capital Markets - 1.1%
Bank of New York Mellon Corp.	13,703	483,579
Northern Trust Corp. (A)	7,258	475,834
Chemicals - 0.5%
Praxair, Inc. (A)	3,100	406,007
Commercial Banks - 3.7%
BB&T Corp. (A)	16,340	656,378
M&T Bank Corp. (A)	4,570	554,341
U.S. Bancorp - Class A (A)	24,386	1,045,184
Wells Fargo & Co.	21,992	1,093,882
Commercial Services & Supplies - 0.4%
Waste Management, Inc.	8,844	372,067
Communications Equipment - 1.2%
QUALCOMM, Inc. (A)	13,990	1,103,251
Diversified Telecommunication Services - 0.9%
Verizon Communications, Inc. (A)	16,250	773,012
Energy Equipment & Services - 0.8%
Ensco PLC - Class A (A)	6,525	344,389
Schlumberger, Ltd.	4,200	409,500
Food & Staples Retailing - 0.4%
Wal-Mart Stores, Inc.	5,306	405,538
Food Products - 0.7%
Nestle SA - ADR	8,749	658,100
Health Care Equipment & Supplies - 2.3%
Baxter International, Inc. (A)	8,900	654,862
Becton Dickinson and Co. (A)	4,084	478,155
Medtronic, Inc.	16,206	997,317
Hotels, Restaurants & Leisure - 1.5%
McDonald’s Corp.	13,807	1,353,500
Household Products - 1.1%
Procter & Gamble Co.	12,410	1,000,246
Industrial Conglomerates - 1.0%
3M Co. (A)	6,696	908,379
Insurance - 2.3%
PartnerRe, Ltd.	6,871	711,149
Travelers Cos., Inc. (A)	16,001	1,361,685
IT Services - 1.5%
Accenture PLC - Class A (A)	10,000	797,200
Automatic Data Processing, Inc.	7,760	599,538
Media - 1.5%
Omnicom Group, Inc.	5,503	399,518
Time Warner, Inc.	14,421	942,124
Oil, Gas & Consumable Fuels - 4.6%
Chevron Corp.	12,259	1,457,718
ConocoPhillips (A)	11,946	840,401
Exxon Mobil Corp.	13,440	1,312,819
Occidental Petroleum Corp.	5,857	558,114
Pharmaceuticals - 4.6%
Johnson & Johnson	13,334	1,309,799
Merck & Co., Inc.	19,511	1,107,639
Novartis AG - ADR	4,907	417,193
Pfizer, Inc.	43,473	1,396,353
Semiconductors & Semiconductor Equipment - 1.6%
Intel Corp.	16,067	414,689
Linear Technology Corp.	11,346	552,437
Microchip Technology, Inc. (A)	10,985	524,644

The notes are an integral part of this report. Transamerica Series Trust	March 31, 2014 Form N-Q

Transamerica Madison Diversified Income VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2014

(unaudited)

	Shares	Value
Software - 1.8%
Microsoft Corp.	29,400	$ 1,205,106
Oracle Corp.	10,940	447,555
Tobacco - 0.8%
Philip Morris International, Inc.	8,392	687,053

Total Common Stocks (cost $29,983,371)		36,400,679

SECURITIES LENDING COLLATERAL - 16.5%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.16% (B)	15,064,681	15,064,681

Total Securities Lending Collateral (cost $15,064,681)		15,064,681

	Principal	Value
REPURCHASE AGREEMENT - 4.1%
State Street Bank & Trust Co. 0.01% (B), dated 03/31/2014, to be repurchased at $3,760,467 on 04/01/2014. Collateralized by a U.S. Government Agency Obligation, 3.00%, due 07/25/2037, and with a value of $3,837,748.	$ 3,760,466	3,760,466

Total Repurchase Agreement (cost $3,760,466)		3,760,466

Total Investment Securities (cost $100,153,128) (C)		105,851,186
Other Assets and Liabilities - Net - (16.2)%		(14,758,357)

Net Assets - 100.0%		$ 91,092,829

VALUATION SUMMARY: (D)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at March 31, 2014
ASSETS
Investment Securities
U.S. Government Obligations	$—	$23,168,256	$—	$23,168,256
U.S. Government Agency Obligations	—	7,474,602	—	7,474,602
Asset-Backed Securities	—	674,214	—	674,214
Municipal Government Obligation	—	268,798	—	268,798
Corporate Debt Securities	—	19,039,490	—	19,039,490
Common Stocks	36,400,679	—	—	36,400,679
Securities Lending Collateral	15,064,681	—	—	15,064,681
Repurchase Agreement	—	3,760,466	—	3,760,466

Total Investment Securities	$51,465,360	$54,385,826	$—	$105,851,186

NOTES TO SCHEDULE OF INVESTMENTS:

(A)	All or a portion of this security is on loan. The value of all securities on loan is $14,744,292. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(B)	Rate shown reflects the yield at March 31, 2014.
(C)	Aggregate cost for federal income tax purposes is $100,153,128. Aggregate gross unrealized appreciation and depreciation for all securities in which there is an excess of value over tax cost were $6,629,648 and $931,590, respectively. Net unrealized appreciation for tax purposes is $5,698,058.
(D)	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers between Levels 1 and 2 during the period ended March 31, 2014. See the notes to the schedules of investments for more information regarding pricing inputs and valuation techniques.

DEFINITIONS:

144A	144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2014, these securities aggregated $579,926, or 0.64% of the portfolio’s net assets.
ADR	American Depositary Receipt
MTN	Medium Term Note

The notes are an integral part of this report. Transamerica Series Trust	March 31, 2014 Form N-Q

Transamerica Market Participation Strategy VP

SCHEDULE OF INVESTMENTS

At March 31, 2014

(unaudited)

	Principal	Value
U.S. GOVERNMENT OBLIGATIONS - 38.5%
U.S. Treasury STRIPS
Zero Coupon, 08/15/2015 - 02/15/2018 (A)	$ 36,460,000	$ 35,685,474
Zero Coupon, 02/15/2016 - 11/15/2017	59,080,000	57,344,644

Total U.S. Government Obligations (cost $93,462,266)		93,030,118

U.S. GOVERNMENT AGENCY OBLIGATIONS - 36.9%
Fannie Mae
0.50%, 03/30/2016	16,750,000	16,761,239
0.88%, 08/28/2017 (A)	18,035,000	17,838,653
Federal Farm Credit Banks
4.88%, 01/17/2017	2,935,000	3,256,342
Freddie Mac
0.38%, 08/28/2015 (A)	4,300,000	4,305,732
0.50%, 05/13/2016 (A)	13,550,000	13,548,103
1.00%, 06/21/2017 - 09/29/2017 (A)	33,455,000	33,306,901

Total U.S. Government Agency Obligations (cost $89,314,002)		89,016,970

FOREIGN GOVERNMENT OBLIGATION - 4.8%
International Finance Corp.
0.63%, 12/21/2017	12,000,000	11,698,728

Total Foreign Government Obligation (cost $11,805,324)		11,698,728

SHORT-TERM U.S. GOVERNMENT OBLIGATION - 0.3%
U.S. Treasury Bill
0.08%, 09/18/2014 (B) (C)	645,000	644,772

Total Short-Term U.S. Government Obligation (cost $644,772)		644,772

	Contracts	Value
PURCHASED OPTIONS - 17.5%
Call Options - 17.5%
OTC - S&P 500 Index - Flex
Index Value $1,600.00
Expires 04/30/2018
Counterparty: UBS	310	12,020,740
OTC - S&P 500 Index - Flex
Index Value $1,700.00
Expires 08/01/2018
Counterparty: CSFB	600	20,376,315
OTC - S&P 500 Index - Flex
Index Value $1,800.00
Expires 11/15/2018
Counterparty: CSFB	330	9,866,666

Total Purchased Options (cost $33,534,111)		42,263,721

	Shares	Value
SECURITIES LENDING COLLATERAL - 20.3%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.16% (B)	48,918,932	48,918,932

Total Securities Lending Collateral (cost $48,918,932)		48,918,932

	Principal	Value
REPURCHASE AGREEMENT - 1.5%

State Street Bank & Trust Co.
0.01% (B), dated 03/31/2014, to be repurchased at $3,676,438 on 04/01/2014. Collateralized by a U.S. Government Agency Obligation, 3.00%, due 07/25/2037, and with a value of $3,754,433.

	$ 3,676,437	$ 3,676,437

Total Repurchase Agreement (cost $3,676,437)		3,676,437

Total Investment Securities (cost $281,355,844) (D)		289,249,678
Other Assets and Liabilities - Net - (19.8)%		(47,785,951)

Net Assets - 100.0%		$ 241,463,727

The notes are an integral part of this report. Transamerica Series Trust	March 31, 2014 Form N-Q

Transamerica Market Participation Strategy VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2014

(unaudited)

FUTURES CONTRACTS:

Description	Type	Contracts	Expiration Date	Net Unrealized Appreciation (Depreciation)
S&P 500 E-Mini Index	Long	26	06/20/2014	$24,092

VALUATION SUMMARY: (E)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at March 31, 2014
ASSETS
Investment Securities
U.S. Government Obligations	$—	$93,030,118	$—	$93,030,118
U.S. Government Agency Obligations	—	89,016,970	—	89,016,970
Foreign Government Obligation	—	11,698,728	—	11,698,728
Short-Term U.S. Government Obligation	—	644,772	—	644,772
Purchased Options	42,263,721	—	—	42,263,721
Securities Lending Collateral	48,918,932	—	—	48,918,932
Repurchase Agreement	—	3,676,437	—	3,676,437

Total Investment Securities	$91,182,653	$198,067,025	$—	$289,249,678

Derivative Financial Instruments
Futures Contracts (F)	$24,092	$—	$—	$24,092

Total Derivative Financial Instruments	$24,092	$—	$—	$24,092

NOTES TO SCHEDULE OF INVESTMENTS:

(A)	All or a portion of this security is on loan. The value of all securities on loan is $47,928,874. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(B)	Rate shown reflects the yield at March 31, 2014.
(C)	All or a portion of this security has been segregated by the custodian with the broker as collateral to cover margin requirements for open futures contracts. Total value of securities segregated as collateral to cover margin requirements for open futures contracts is $644,755.
(D)	Aggregate cost for federal income tax purposes is $281,355,844. Aggregate gross unrealized appreciation and depreciation for all securities in which there is an excess of value over tax cost were $8,782,705 and $888,871, respectively. Net unrealized appreciation for tax purposes is $7,893,834.
(E)	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers between Levels 1 and 2 during the period ended March 31, 2014. See the notes to the schedules of investments for more information regarding pricing inputs and valuation techniques.
(F)	Derivative financial instruments valued at unrealized appreciation (depreciation) on the instrument.

DEFINITIONS:

CSFB	Credit Suisse First Boston
OTC	Over the Counter
STRIPS	Separate Trading of Registered Interest and Principal of Securities
UBS	UBS AG

The notes are an integral part of this report. Transamerica Series Trust	March 31, 2014 Form N-Q

Transamerica MFS International Equity VP

SCHEDULE OF INVESTMENTS

At March 31, 2014

(unaudited)

	Shares	Value
COMMON STOCKS - 98.1%
Brazil - 1.4%
BM&FBovespa SA	342,300	$ 1,697,168
Itau Unibanco Holding SA - ADR	195,353	2,902,946
Canada - 0.7%
Loblaw Cos., Ltd.	14,200	602,424
Shoppers Drug Mart Corp.	29,570	1,627,086
France - 13.0%
Air Liquide SA - Class A	50,090	6,784,716
Danone SA	93,139	6,586,301
Dassault Systemes	14,683	1,720,192
GDF Suez	118,979	3,255,280
Legrand SA	55,019	3,418,061
LVMH Moet Hennessy Louis Vuitton SA	37,205	6,763,157
Pernod Ricard SA	56,446	6,570,957
Schneider Electric SA	86,694	7,685,575
Germany - 11.9%
Bayer AG	105,970	14,333,251
Beiersdorf AG	53,696	5,237,378
Linde AG	34,731	6,947,406
Merck KGaA	32,709	5,508,773
MTU Aero Engines AG	13,270	1,233,264
SAP AG	73,030	5,911,829
Hong Kong - 3.3%
AIA Group, Ltd.	1,029,600	4,884,842
China Unicom Hong Kong, Ltd. (A)	816,000	1,070,957
Li & Fung, Ltd. (A)	3,434,000	5,073,634
India - 1.1%
ICICI Bank, Ltd. - ADR	82,930	3,632,334
Italy - 0.6%
Saipem SpA	78,641	1,919,780
Japan - 12.5%
Denso Corp.	145,100	6,955,915
FANUC Corp.	19,600	3,457,036
Honda Motor Co., Ltd.	202,900	7,143,716
Hoya Corp.	183,500	5,712,208
INPEX Corp.	332,500	4,313,496
Japan Tobacco, Inc.	101,400	3,183,026
Kyocera Corp.	65,000	2,930,243
Lawson, Inc.	19,200	1,357,942
Rinnai Corp.	1,300	114,237
Shin-Etsu Chemical Co., Ltd.	71,600	4,091,429
Terumo Corp.	92,600	2,021,293
Korea, Republic of - 0.8%
Samsung Electronics Co., Ltd.	2,151	2,713,883
Netherlands - 8.1%
Akzo Nobel NV	72,301	5,899,630
Heineken NV	88,345	6,148,711
ING Groep NV - CVA (B)	529,973	7,501,953
Randstad Holding NV	120,417	7,051,258
Russian Federation - 0.4%
Sberbank of Russia - ADR (A)	122,258	1,188,348
Singapore - 1.9%
DBS Group Holdings, Ltd.	376,000	4,833,389
Singapore Telecommunications, Ltd.	473,700	1,374,517
Spain - 1.8%
Amadeus IT Holding SA - Class A (A)	99,229	4,121,589
Banco Santander SA - Class A	179,123	1,707,886
Sweden - 1.1%
Hennes & Mauritz AB - Class B	84,121	3,587,194

	Shares	Value
COMMON STOCKS (continued)
Switzerland - 10.8%
Julius Baer Group, Ltd. (B)	106,632	$ 4,731,829
Keuhne & Nagel International AG	15,529	2,172,883
Nestle SA	155,084	11,674,498
Roche Holding AG	17,996	5,394,423
Sonova Holding AG (B)	19,933	2,913,120
Swiss Re AG (B)	23,450	2,173,777
UBS AG - Class A (B)	305,165	6,303,165
Taiwan - 2.7%
Hon Hai Precision Industry Co., Ltd.	1,014,729	2,875,663
Taiwan Semiconductor Manufacturing Co., Ltd. - ADR	297,517	5,956,290
Thailand - 0.2%
Kasikornbank PCL	135,700	773,875
United Kingdom - 19.3%
Barclays PLC	923,489	3,593,414
BG Group PLC	265,859	4,953,060
Compass Group PLC	586,306	8,943,760
Diageo PLC	161,218	5,001,896
Hays PLC	738,497	1,785,219
HSBC Holdings PLC	883,996	8,953,056
Reckitt Benckiser Group PLC - Class A	70,947	5,780,309
Rio Tinto PLC	109,447	6,089,755
Smiths Group PLC	176,055	3,733,449
Standard Chartered PLC	322,139	6,731,973
WPP PLC - Class A	388,656	8,015,116
United States - 6.5%
Canadian National Railway Co.	115,700	6,504,654
Check Point Software Technologies, Ltd. - Class A (A) (B)	19,940	1,348,542
Delphi Automotive PLC - Class A	42,290	2,869,800
NCR Corp. (A) (B)	47,100	1,721,505
Valeant Pharmaceuticals International, Inc. (B)	31,290	4,124,961
Yum! Brands, Inc.	62,270	4,694,535

Total Common Stocks (cost $262,640,012)		322,590,737

SECURITIES LENDING COLLATERAL - 1.2%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.16% (C)	3,933,512	3,933,512

Total Securities Lending Collateral (cost $3,933,512)		3,933,512

	Principal	Value
REPURCHASE AGREEMENT - 1.3%
State Street Bank & Trust Co. 0.01% (C), dated 03/31/2014, to be repurchased at $4,163,681 on 04/01/2014. Collateralized by a U.S. Government Agency Obligation, 2.75%, due 01/15/2039, and with a value of $4,247,962.	$ 4,163,680	4,163,680

Total Repurchase Agreement (cost $4,163,680)		4,163,680

Total Investment Securities (cost $270,737,204) (D)		330,687,929
Other Assets and Liabilities - Net - (0.6)%		(1,915,812)

Net Assets - 100.0%		$ 328,772,117

The notes are an integral part of this report. Transamerica Series Trust	March 31, 2014 Form N-Q

Transamerica MFS International Equity VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2014

(unaudited)

INVESTMENTS BY INDUSTRY:	Percentage of Total Investment Securities		Value
Commercial Banks	10.4%		$34,317,221
Pharmaceuticals	8.9		29,361,408
Chemicals	7.2		23,723,181
Food Products	5.5		18,260,799
Beverages	5.4		17,721,564
Hotels, Restaurants & Leisure	4.1		13,638,295
Textiles, Apparel & Luxury Goods	3.6		11,836,791
Electronic Equipment & Instruments	3.5		11,518,114
Electrical Equipment	3.4		11,103,636
Capital Markets	3.3		11,034,994
Auto Components	3.0		9,825,715
Oil, Gas & Consumable Fuels	2.8		9,266,556
Diversified Financial Services	2.8		9,199,121
Software	2.7		8,980,563
Professional Services	2.7		8,836,477
Semiconductors & Semiconductor Equipment	2.6		8,670,173
Media	2.4		8,015,116
Automobiles	2.2		7,143,716
Insurance	2.1		7,058,619
Road & Rail	2.0		6,504,654
Metals & Mining	1.8		6,089,755
Household Products	1.7		5,780,309
Personal Products	1.6		5,237,378
Health Care Equipment & Supplies	1.5		4,934,413
IT Services	1.2		4,121,589
Industrial Conglomerates	1.1		3,733,449
Food & Staples Retailing	1.1		3,587,452
Specialty Retail	1.1		3,587,194
Machinery	1.0		3,457,036
Multi-Utilities	1.0		3,255,280
Tobacco	1.0		3,183,026
Diversified Telecommunication Services	0.7		2,445,474
Marine	0.7		2,172,883
Energy Equipment & Services	0.6		1,919,780
Computers & Peripherals	0.5		1,721,505
Aerospace & Defense	0.4		1,233,264
Household Durables	0.0	(E)	114,237

Investment Securities, at Value	97.6		322,590,737
Short-Term Investments	2.4		8,097,192

Total Investments	100.0%		$330,687,929

VALUATION SUMMARY: (F)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at March 31, 2014
ASSETS
Investment Securities
Common Stocks	$38,870,593	$283,720,144	$—	$322,590,737
Securities Lending Collateral	3,933,512	—	—	3,933,512
Repurchase Agreement	—	4,163,680	—	4,163,680

Total Investment Securities	$42,804,105	$287,883,824	$—	$330,687,929

NOTES TO SCHEDULE OF INVESTMENTS:

(A)	All or a portion of this security is on loan. The value of all securities on loan is $3,793,453. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(B)	Non-income producing security.
(C)	Rate shown reflects the yield at March 31, 2014.
(D)	Aggregate cost for federal income tax purposes is $270,737,204. Aggregate gross unrealized appreciation and depreciation for all securities in which there is an excess of value over tax cost were $65,040,718 and $5,089,993, respectively. Net unrealized appreciation for tax purposes is $59,950,725.
(E)	Percentage rounds to less than 0.1%.
(F)	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers between Levels 1 and 2 during the period ended March 31, 2014. See the notes to the schedules of investments for more information regarding pricing inputs and valuation techniques.

DEFINITIONS:

ADR	American Depositary Receipt
CVA	Dutch Certificate-Depositary Receipt

The notes are an integral part of this report. Transamerica Series Trust	March 31, 2014 Form N-Q

Transamerica Morgan Stanley Capital Growth VP

SCHEDULE OF INVESTMENTS

At March 31, 2014

(unaudited)

	Shares	Value
PREFERRED STOCK - 0.0%
Automobiles - 0.0%
Better Place - Series C, 0.00% (A) (B) (C) (D)	300,469	$ 0

Total Preferred Stock (cost $1,364,129)		0

COMMON STOCKS - 96.0%
Automobiles - 2.9%
Tesla Motors, Inc. (B) (E)	34,092	7,106,477
Biotechnology - 1.4%
Alexion Pharmaceuticals, Inc. (B)	4,570	695,234
Gilead Sciences, Inc. (B)	31,869	2,258,237
Regeneron Pharmaceuticals, Inc. - Class A (B)	2,095	629,087
Capital Markets - 1.4%
BlackRock, Inc. - Class A	10,930	3,437,266
Chemicals - 2.3%
Monsanto Co.	50,438	5,738,331
Commercial Services & Supplies - 2.3%
Edenred	185,139	5,808,915
Communications Equipment - 2.8%
Motorola Solutions, Inc.	108,164	6,953,864
Computers & Peripherals - 2.8%
Apple, Inc.	12,743	6,839,678
Diversified Financial Services - 2.7%
McGraw-Hill Financial, Inc.	44,831	3,420,605
MSCI, Inc. - Class A (B)	77,667	3,341,235
Electrical Equipment - 0.4%
SolarCity Corp. (B) (E)	16,482	1,032,103
Food Products - 3.8%
Keurig Green Mountain, Inc.	28,723	3,032,862
Mead Johnson Nutrition Co. - Class A	77,593	6,451,082
Health Care Equipment & Supplies - 3.4%
Intuitive Surgical, Inc. (B)	19,272	8,440,943
Health Care Technology - 0.9%
athenahealth, Inc. (B) (E)	13,410	2,148,818
Hotels, Restaurants & Leisure - 2.1%
Starbucks Corp.	69,599	5,107,175
Insurance - 4.0%
American International Group, Inc.	44,998	2,250,350
Arch Capital Group, Ltd. (B)	50,819	2,924,125
Progressive Corp.	195,757	4,741,235
Internet & Catalog Retail - 14.0%
Amazon.com, Inc. (B)	56,123	18,886,512
Groupon, Inc. - Class A (B) (E)	481,463	3,774,670
NetFlix, Inc. (B)	6,562	2,310,021
priceline.com, Inc. (B)	8,265	9,850,971
Internet Software & Services - 19.0%
Facebook, Inc. - Class A (B)	312,317	18,813,976
Google, Inc. - Class A (B)	17,340	19,325,603
LinkedIn Corp. - Class A (B)	15,814	2,924,641
Qihoo 360 Technology Co., Ltd. - ADR (B)	14,174	1,411,447
Twitter, Inc. (B) (E)	99,156	4,627,611
IT Services - 6.7%
Mastercard, Inc. - Class A	111,870	8,356,689
Visa, Inc. - Class A	38,061	8,215,847
Life Sciences Tools & Services - 4.8%
Illumina, Inc. (B) (E)	80,326	11,941,263

	Shares		Value
COMMON STOCKS (continued)
Media - 3.2%
Charter Communications, Inc. - Class A (B)		16,951	$ 2,088,363
Liberty Media Corp. - Class A (B)		7,002	915,371
Naspers, Ltd. - Class N		35,842	3,953,719
Sirius XM Holdings, Inc. (B)		265,604	849,933
Oil, Gas & Consumable Fuels - 0.9%
Range Resources Corp.		26,466	2,195,884
Pharmaceuticals - 3.3%
Valeant Pharmaceuticals International, Inc. (B)		62,584	8,250,449
Professional Services - 2.7%
Intertek Group PLC		66,621	3,411,985
Verisk Analytics, Inc. - Class A (B)		54,046	3,240,598
Semiconductors & Semiconductor Equipment - 1.0%
ARM Holdings PLC - ADR (E)		48,013	2,447,223
Software - 4.9%
FireEye, Inc. (B) (E)		32,767	2,017,464
Salesforce.com, Inc. (B)		130,728	7,463,262
Workday, Inc. - Class A (B)		28,752	2,628,795
Textiles, Apparel & Luxury Goods - 2.3%
Christian Dior SA		29,527	5,684,731

Total Common Stocks (cost $153,311,723)			237,944,650

	Notional Amount		Value
PURCHASED FOREIGN EXCHANGE OPTION - 0.1% (F)
Call Option - 0.1%
OTC - USD vs. CNY (C)
Exercise Price CNY 6.50
Expires 01/07/2015
Counterparty: RBS	CNY	96,320,854	312,561

Total Purchased Foreign Exchange Option (cost $241,862)			312,561

	Shares		Value
SECURITIES LENDING COLLATERAL - 12.7%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.16% (G)		31,552,227	31,552,227

Total Securities Lending Collateral (cost $31,552,227)			31,552,227

	Principal		Value
REPURCHASE AGREEMENT - 4.3%
State Street Bank & Trust Co. 0.01% (G), dated 03/31/2014, to be repurchased at $10,657,621 on 04/01/2014. Collateralized by a U.S. Government Agency Obligation, 3.50%, due 11/25/2038, and with a value of $ 10,871,672.		$ 10,657,618	10,657,618

Total Repurchase Agreement (cost $10,657,618)			10,657,618

Total Investment Securities (cost $197,127,559) (H)			280,467,056
Other Assets and Liabilities - Net - (13.1)%			(32,525,868)

Net Assets - 100.0%			$ 247,941,188

The notes are an integral part of this report. Transamerica Series Trust	March 31, 2014 Form N-Q

Transamerica Morgan Stanley Capital Growth VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2014

(unaudited)

VALUATION SUMMARY: (I)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at March 31, 2014
ASSETS
Investment Securities
Preferred Stock
Automobiles	$—	$—	$0	$0
Common Stocks	219,085,300	18,859,350	—	237,944,650
Purchased Foreign Exchange Option	—	312,561	—	312,561
Securities Lending Collateral	31,552,227	—	—	31,552,227
Repurchase Agreement	—	10,657,618	—	10,657,618

Total Investment Securities	$250,637,527	$29,829,529	$0	$280,467,056

Level 3 Rollforward - Investment Securities

Securities	Beginning Balance at December 31, 2013	Purchases	Sales	Accrued Discounts (Premiums)	Total Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at March 31, 2014 (J)	Net Change in Unrealized Appreciation (Depreciation) on Investments Held at March 31, 2014
Preferred Stock	$0	$—	$—	$—	$—	$—	$—	$—	$0	$—

NOTES TO SCHEDULE OF INVESTMENTS:

(A)	Fair valued as determined in good faith in accordance with procedures established by the Board of Trustees. Total aggregate fair value of securities is $0, or less than 0.01% of the portfolio’s net assets.
(B)	Non-income producing security.
(C)	Illiquid. Total aggregate fair value of illiquid securities is $312,561, or 0.13% of the portfolio’s net assets.
(D)	Restricted security. At March 31, 2014, the portfolio owned the respective securities which were restricted as to public resale:

Investment Securities	Description	Acquisition Date	Cost	Value	Value as % of Net Assets
Preferred Stock	Better Place - Series C	11/11/2011	$ 1,364,129	$ 0	0.00%

(E)	All or a portion of this security is on loan. The value of all securities on loan is $30,900,652. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(F)	Cash in the amount of $260,000 has been segregated by the broker with the custodian as collateral for open options contracts.
(G)	Rate shown reflects the yield at March 31, 2014.
(H)	Aggregate cost for federal income tax purposes is $197,127,559. Aggregate gross unrealized appreciation and depreciation for all securities in which there is an excess of value over tax cost were $86,426,639 and $3,087,142, respectively. Net unrealized appreciation for tax purposes is $83,339,497.
(I)	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers between Levels 1 and 2 during the period ended March 31, 2014. See the notes to the schedules of investments for more information regarding pricing inputs and valuation techniques.
(J)	Level 3 securities were not considered significant to the portfolio.

DEFINITIONS:

ADR	American Depositary Receipt
OTC	Over the Counter
RBS	Royal Bank of Scotland Group PLC

CURRENCY ABBREVIATION:

CNY	Chinese Yuan Renminbi
USD	United States Dollar

The notes are an integral part of this report. Transamerica Series Trust	March 31, 2014 Form N-Q

Transamerica Morgan Stanley Mid-Cap Growth VP

SCHEDULE OF INVESTMENTS

At March 31, 2014

(unaudited)

	Shares	Value
CONVERTIBLE PREFERRED STOCKS - 0.1%
Automobiles - 0.0%
Better Place, 0.00% (A) (B) (C) (D)	1,032,464	$ 0
Internet Software & Services - 0.1%
Dropbox, Inc., 0.00% (A) (B) (C) (D)	41,951	801,315

Total Convertible Preferred Stocks (cost $2,960,777)		801,315

PREFERRED STOCKS - 0.3%
Automobiles - 0.0%
Better Place - Series C, 0.00% (A) (B) (C) (D)	434,671	0
Internet Software & Services - 0.0% (E)
Peixe Urbano, Inc., 0.00% (A) (B) (C) (D)	65,743	79,549
Software - 0.3%
Palantir Technologies, Inc. - Series G, 0.00% (A) (B) (C) (D)	423,610	2,596,729

Total Preferred Stocks (cost $5,433,971)		2,676,278

COMMON STOCKS - 95.1%
Aerospace & Defense - 2.5%
TransDigm Group, Inc.	129,265	23,939,878
Automobiles - 2.8%
Tesla Motors, Inc. (B) (F)	125,221	26,102,317
Beverages - 1.1%
Monster Beverage Corp. (B)	148,550	10,316,797
Biotechnology - 1.4%
Alnylam Pharmaceuticals, Inc. (B)	34,711	2,330,497
Intercept Pharmaceuticals, Inc. (B)	3,892	1,283,543
Ironwood Pharmaceuticals, Inc. - Class A (B)	413,248	5,091,215
Pharmacyclics, Inc. (B)	17,005	1,704,241
Seattle Genetics, Inc. (B)	52,115	2,374,359
Commercial Services & Supplies - 3.4%
Edenred	776,275	24,356,380
Stericycle, Inc. (B)	71,606	8,135,874
Communications Equipment - 3.4%
Motorola Solutions, Inc.	420,516	27,034,974
Palo Alto Networks, Inc. (B) (F)	72,775	4,992,365
Computers & Peripherals - 0.4%
Stratasys, Ltd. (B) (F)	34,640	3,674,958
Construction Materials - 1.1%
Martin Marietta Materials, Inc.	84,039	10,786,406
Diversified Financial Services - 2.4%
MSCI, Inc. - Class A (B)	519,050	22,329,531
Electrical Equipment - 0.4%
SolarCity Corp. (B) (F)	59,630	3,734,031
Food Products - 5.9%
Keurig Green Mountain, Inc.	110,682	11,686,912
McCormick & Co., Inc.	258,606	18,552,395
Mead Johnson Nutrition Co. - Class A	309,627	25,742,389
Health Care Equipment & Supplies - 3.2%
Intuitive Surgical, Inc. (B)	69,604	30,485,856
Health Care Providers & Services - 0.8%
Qualicorp SA (B)	716,956	7,251,714
Health Care Technology - 3.3%
athenahealth, Inc. (B) (F)	196,548	31,494,851

	Shares	Value
COMMON STOCKS (continued)
Hotels, Restaurants & Leisure - 4.5%
Dunkin’ Brands Group, Inc. (F)	446,959	$ 22,428,403
Panera Bread Co. - Class A (B)	113,903	20,100,462
Insurance - 4.0%
Arch Capital Group, Ltd. (B)	321,897	18,521,953
Progressive Corp.	781,148	18,919,405
Internet & Catalog Retail - 3.6%
ASOS PLC (B)	45,940	3,971,133
Groupon, Inc. - Class A (B) (F)	1,875,983	14,707,707
TripAdvisor, Inc. (B) (F)	93,179	8,441,086
zulily, Inc. - Class A (B) (F)	133,847	6,717,781
Internet Software & Services - 12.0%
Akamai Technologies, Inc. (B)	413,563	24,073,502
Dropbox, Inc. (A) (B) (C) (D)	423,376	8,086,990
LinkedIn Corp. - Class A (B)	122,234	22,605,956
MercadoLibre, Inc. (F)	57,813	5,498,594
Qihoo 360 Technology Co., Ltd. - ADR (B)	180,844	18,008,445
Twitter, Inc. (B) (F)	295,359	13,784,405
Yandex NV - Class A (B)	338,912	10,231,753
Youku Tudou, Inc. - ADR (B)	412,196	11,557,976
IT Services - 4.7%
FleetCor Technologies, Inc. (B)	180,481	20,773,363
Gartner, Inc. (B)	346,925	24,090,472
Life Sciences Tools & Services - 6.2%
Illumina, Inc. (B) (F)	394,377	58,628,085
Machinery - 1.8%
3D Systems Corp. (B) (F)	103,741	6,136,280
Colfax Corp. (B)	150,286	10,719,901
Media - 1.3%
Aimia, Inc. (F)	493,120	7,917,576
Pandora Media, Inc. (B)	147,164	4,462,012
Multiline Retail - 2.0%
Dollar Tree, Inc. (B)	364,914	19,041,212
Oil, Gas & Consumable Fuels - 0.9%
Range Resources Corp.	105,212	8,729,440
Pharmaceuticals - 2.4%
ENDO International PLC (B)	332,410	22,819,946
Professional Services - 6.7%
IHS, Inc. - Class A (B)	180,199	21,894,179
Intertek Group PLC	418,130	21,414,466
Verisk Analytics, Inc. - Class A (B)	337,443	20,233,082
Software - 9.6%
FireEye, Inc. (B)	308,990	19,024,514
NetSuite, Inc. (B)	79,340	7,523,812
ServiceNow, Inc. (B)	165,946	9,943,484
Solera Holdings, Inc.	433,665	27,468,341
Splunk, Inc. (B)	136,683	9,771,468
Tableau Software, Inc. - Class A (B)	24,520	1,865,482
Workday, Inc. - Class A (B)	108,101	9,883,674
Zynga, Inc. - Class A (B)	1,221,169	5,251,027
Textiles, Apparel & Luxury Goods - 3.3%
Carter’s, Inc.	285,271	22,151,293
Moncler SpA (B)	551,484	9,428,519

Total Common Stocks (cost $697,531,141)		900,228,662

The notes are an integral part of this report. Transamerica Series Trust	March 31, 2014 Form N-Q

Transamerica Morgan Stanley Mid-Cap Growth VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2014

(unaudited)

	Notional Amount		Value
PURCHASED FOREIGN EXCHANGE OPTION - 0.1% (G)
Call Option - 0.1%
OTC - USD vs. CNY (C)
Exercise Price CNY 6.50
Expires 01/07/2015
Counterparty: RBS	CNY	366,787,725	$ 1,190,226

Total Purchased Foreign Exchange Option (cost $921,004)			1,190,226

	Shares		Value
SECURITIES LENDING COLLATERAL - 13.9%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.16% (H)		132,108,340	132,108,340

Total Securities Lending Collateral (cost $132,108,340)			132,108,340

	Principal		Value
REPURCHASE AGREEMENT - 4.6%
State Street Bank & Trust Co. 0.01% (H), dated 03/31/2014, to be repurchased at $43,644,679 on 04/01/2014. Collateralized by U.S. Government Agency Obligations, 3.00% - 4.00%, due 09/25/2039 - 05/15/2040, and with a total value of $44,517,655.		$ 43,644,667	43,644,667

Total Repurchase Agreement (cost $43,644,667)			43,644,667

Total Investment Securities (cost $882,599,900) (I)			1,080,649,488
Other Assets and Liabilities - Net - (14.1)%			(133,702,484)

Net Assets - 100.0%			$ 946,947,004

The notes are an integral part of this report. Transamerica Series Trust	March 31, 2014 Form N-Q

Transamerica Morgan Stanley Mid-Cap Growth VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2014

(unaudited)

VALUATION SUMMARY: (J)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at March 31, 2014
ASSETS
Investment Securities
Convertible Preferred Stocks
Automobiles	$—	$—	$0	$0
Internet Software & Services	—	—	801,315	801,315
Preferred Stocks
Automobiles	—	—	0	0
Internet Software & Services	—	—	79,549	79,549
Software	—	—	2,596,729	2,596,729
Common Stocks
Aerospace & Defense	23,939,878	—	—	23,939,878
Automobiles	26,102,317	—	—	26,102,317
Beverages	10,316,797	—	—	10,316,797
Biotechnology	12,783,855	—	—	12,783,855
Commercial Services & Supplies	8,135,874	24,356,380	—	32,492,254
Communications Equipment	32,027,339	—	—	32,027,339
Computers & Peripherals	3,674,958	—	—	3,674,958
Construction Materials	10,786,406	—	—	10,786,406
Diversified Financial Services	22,329,531	—	—	22,329,531
Electrical Equipment	3,734,031	—	—	3,734,031
Food Products	55,981,696	—	—	55,981,696
Health Care Equipment & Supplies	30,485,856	—	—	30,485,856
Health Care Providers & Services	7,251,714	—	—	7,251,714
Health Care Technology	31,494,851	—	—	31,494,851
Hotels, Restaurants & Leisure	42,528,865	—	—	42,528,865
Insurance	37,441,358	—	—	37,441,358
Internet & Catalog Retail	29,866,574	3,971,133	—	33,837,707
Internet Software & Services	105,760,631	—	8,086,990	113,847,621
IT Services	44,863,835	—	—	44,863,835
Life Sciences Tools & Services	58,628,085	—	—	58,628,085
Machinery	16,856,181	—	—	16,856,181
Media	12,379,588	—	—	12,379,588
Multiline Retail	19,041,212	—	—	19,041,212
Oil, Gas & Consumable Fuels	8,729,440	—	—	8,729,440
Pharmaceuticals	22,819,946	—	—	22,819,946
Professional Services	42,127,261	21,414,466	—	63,541,727
Software	90,731,802	—	—	90,731,802
Textiles, Apparel & Luxury Goods	22,151,293	9,428,519	—	31,579,812
Purchased Foreign Exchange Option	—	1,190,226	—	1,190,226
Securities Lending Collateral	132,108,340	—	—	132,108,340
Repurchase Agreement	—	43,644,667	—	43,644,667

Total Investment Securities	$965,079,514	$104,005,391	$11,564,583	$1,080,649,488

Level 3 Rollforward - Investment Securities

Securities	Beginning Balance at December 31, 2013	Purchases	Sales	Accrued Discounts (Premiums)	Total Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation) (K)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at March 31, 2014 (L)	Net Change in Unrealized Appreciation (Depreciation) on Investments Held at March 31, 2014 (K)
Common Stocks	$5,817,186	$—	$—	$—	$—	$2,269,804	$—	$—	$8,086,990	$2,269,804
Convertible Preferred Stocks	576,407	—	—	—	—	224,908	—	—	801,315	224,908
Preferred Stocks	1,566,420	—	—	—	—	1,109,858	—	—	2,676,278	1,109,858

Total	$7,960,013	$—	$—	$—	$—	$3,604,570	$—	$—	$11,564,583	$3,604,570

The notes are an integral part of this report. Transamerica Series Trust	March 31, 2014 Form N-Q

Transamerica Morgan Stanley Mid-Cap Growth VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2014

(unaudited)

Quantitative Information about Significant Unobservable Inputs (Level 3):

Investment Securities	Fair Value at March 31, 2014	Valuation Technique(s)	Unobservable Input	Range		Weighted Average	Impact to Valuation from an Increase in Input
Common Stocks	$ 8,086,990	Market Transaction Method	Issuance Price of Preferred Shares	$ 19.1012	$ 19.1012	$ 19.1012	Increase
Convertible Preferred Stocks	$ 801,315	Market Transaction Method	Issuance Price of Preferred Shares	$ 19.1012	$ 19.1012	$ 19.1012	Increase
Preferred Stocks	$ 2,676,278	Market Comparable Companies	Enterprise Value / Revenue	1.2x	2.1x	1.7x	Increase
			Discount for Lack of Marketability	15.0%	15.0%	15.0%	Decrease
		Merger & Acquisition Transaction	Sale / Merger Scenario	$ 6.11	$ 6.11	$ 6.11	Decrease
		Discounted Cash Flow	Weighted Average Cost of Capital	29.5%	30.5%	30.0%	Decrease
			Perpetual Growth Rate	5.0%	6.0%	5.5%	Increase
		Market Transaction Method	Issuance Price of Preferred Shares	$ 6.13	$ 6.13	$ 6.13	Increase

NOTES TO SCHEDULE OF INVESTMENTS:

(A)	Fair valued as determined in good faith in accordance with procedures established by the Board of Trustees. Total aggregate fair value of securities is $11,564,583, or 1.22% of the portfolio’s net assets.
(B)	Non-income producing security.
(C)	Illiquid. Total aggregate fair value of illiquid securities is $12,754,809, or 1.35% of the portfolio’s net assets.
(D)	Restricted security. At March 31, 2014, the portfolio owned the respective securities which were restricted as to public resale:

Investment Securities	Description	Acquisition Date	Cost	Value	Value as % of Net Assets
Convertible Preferred Stocks	Better Place	01/25/2010	$ 2,581,158	$ 0	0.00%
Convertible Preferred Stocks	Dropbox, Inc.	05/25/2012	379,619	801,315	0.09
Preferred Stocks	Better Place - Series C	11/11/2011	1,973,406	0	0.00
Preferred Stocks	Peixe Urbano, Inc.	12/02/2011	2,164,319	79,549	0.01
Preferred Stocks	Palantir Technologies, Inc. - Series G	07/19/2012	1,296,246	2,596,729	0.27
Common Stocks	Dropbox, Inc.	05/01/2012	3,831,172	8,086,990	0.85

			$ 12,225,920	$ 11,564,583	1.22%

(E)	Percentage rounds to less than 0.1%.
(F)	All or a portion of this security is on loan. The value of all securities on loan is $129,365,413. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(G)	Cash in the amount of $1,350,000 has been segregated by the broker with the custodian as collateral for open options contracts.
(H)	Rate shown reflects the yield at March 31, 2014.
(I)	Aggregate cost for federal income tax purposes is $882,599,900. Aggregate gross unrealized appreciation and depreciation for all securities in which there is an excess of value over tax cost were $238,119,614 and $40,070,026, respectively. Net unrealized appreciation for tax purposes is $198,049,588.
(J)	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers between Levels 1 and 2 during the period ended March 31, 2014. See the notes to the schedules of investments for more information regarding pricing inputs and valuation techniques.
(K)	Any difference between Net Change in Unrealized Appreciation (Depreciation) and Net Change in Unrealized Appreciation (Depreciation) on Investments Held at March 31, 2014 may be due to an investment no longer held or categorized as Level 3 at period end.
(L)	Total aggregate fair value of Level 3 securities is 1.22% of the portfolio’s net assets. Quantitative information about significant unobservable inputs used in the fair value measurement are disclosed in the table above.

DEFINITIONS:

ADR	American Depositary Receipt
OTC	Over the Counter
RBS	Royal Bank of Scotland Group PLC

CURRENCY ABBREVIATIONS:

CNY	Chinese Yuan Renminbi
USD	United States Dollar

The notes are an integral part of this report. Transamerica Series Trust	March 31, 2014 Form N-Q

Transamerica Multi-Managed Balanced VP

SCHEDULE OF INVESTMENTS

At March 31, 2014

(unaudited)

	Principal	Value
U.S. GOVERNMENT OBLIGATIONS - 4.5%
U.S. Treasury Bond
2.75%, 08/15/2042 - 11/15/2042	$ 565,000	$ 482,326
3.63%, 02/15/2044	3,230,100	3,267,446
U.S. Treasury Inflation Indexed Bond
0.75%, 02/15/2042	657,276	572,754
U.S. Treasury Inflation Indexed Note
0.13%, 01/15/2023	526,906	509,822
0.63%, 01/15/2024	4,500,731	4,516,205
U.S. Treasury Note
0.38%, 03/31/2016	1,015,000	1,013,890
0.75%, 03/15/2017	3,795,000	3,780,769
1.00%, 11/30/2019 (A)	2,860,000	2,710,519
1.25%, 11/30/2018	26,500	26,036
1.63%, 03/31/2019 - 11/15/2022	5,425,100	5,388,505
2.00%, 02/28/2021	1,115,000	1,093,833
2.25%, 03/31/2021	2,895,000	2,884,144
2.75%, 02/15/2024	67,200	67,347

Total U.S. Government Obligations (cost $26,656,039)		26,313,596

U.S. GOVERNMENT AGENCY OBLIGATIONS - 14.4%
Fannie Mae
1.00%, 08/03/2043	1,800,000	1,916,180
2.07%, 02/01/2043 (B)	587,777	599,605
2.50%, 09/01/2027	3,091,667	3,099,632
3.00%, 01/01/2043 - 06/01/2043	6,301,864	6,091,725
3.33%, 10/25/2023 (B)	245,000	246,456
3.35%, 06/01/2041 (B)	147,759	155,642
3.49%, 09/01/2041 (B)	163,738	172,793
3.50%, 07/01/2028 - 01/01/2044	6,565,545	6,760,770
4.00%, 02/01/2025 - 02/01/2044	6,897,041	7,209,322
4.50%, 02/01/2025 - 03/01/2044	4,485,502	4,799,838
5.00%, 05/01/2018 - 08/01/2041	2,194,101	2,398,306
5.50%, 04/01/2037 - 12/01/2099	1,275,469	1,411,490
6.00%, 08/01/2036 - 06/01/2041	1,880,836	2,096,282
6.50%, 05/01/2040	618,356	693,665
Fannie Mae, IO
2.39%, 01/25/2022 (B)	748,042	94,104
Fannie Mae, TBA
3.00%	1,900,000	1,951,656
3.50%	2,300,000	2,313,656
4.00%	3,510,000	3,648,206
4.50%	1,000,000	1,062,219
5.00%	300,000	327,070
Freddie Mac
3.00%, 01/01/2043 - 08/01/2043	3,584,728	3,460,846
3.50%, 04/01/2042 - 02/01/2044	2,633,172	2,650,433
4.50%, 09/01/2043 - 11/01/2043	578,414	617,683
5.00%, 04/01/2018 - 02/01/2024	268,084	284,244
5.50%, 09/01/2018 - 06/01/2041	873,504	952,119
6.00%, 12/01/2037	224,798	252,209
Freddie Mac, IO
0.62%, 10/25/2020 (B)	16,126,725	645,762
1.39%, 11/25/2019 (B)	8,058,200	512,784
1.51%, 06/25/2022 (B)	2,353,485	226,005
1.56%, 12/25/2018 (B)	1,100,097	69,131
1.78%, 05/25/2019 (B)	912,289	70,288
Freddie Mac, TBA
2.50%	1,100,000	1,099,484
3.00%	790,000	798,870
3.50%	1,140,000	1,145,522
4.00%	2,400,000	2,489,719
4.50%	1,400,000	1,492,312

	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Freddie Mac, TBA (continued)
5.00%	$ 1,700,000	$ 1,847,023
5.50%	100,000	109,969
FREMF Mortgage Trust
Series 2012-K23, Class B
3.66%, 10/25/2045 - 144A (B)	160,000	153,713
Series 2012-K706, Class C
4.02%, 11/25/2044 - 144A (B)	35,300	35,326
Series 2012-K711, Class B
3.56%, 08/25/2045 - 144A (B)	205,000	205,245
Series 2013-K713, Class B
3.17%, 04/25/2046 - 144A (B)	35,000	33,918
Ginnie Mae
3.50%, 12/15/2042 - 07/15/2043	778,303	795,758
4.00%, 02/20/2044	2,068,687	2,177,669
4.50%, 05/20/2041 - 02/15/2042	3,382,721	3,655,922
5.00%, 12/15/2038 - 12/15/2040	512,412	561,094
Ginnie Mae, IO
1.02%, 02/16/2053 (B)	1,271,503	91,619
Ginnie Mae, TBA
3.00%	3,250,000	3,195,664
3.50%	3,200,000	3,265,500
4.00%	970,000	1,018,803
4.50%	1,000,000	1,077,812
5.00%	1,600,000	1,747,500
5.50%	700,000	774,484

Total U.S. Government Agency Obligations (cost $84,723,809)		84,563,047

FOREIGN GOVERNMENT OBLIGATIONS - 0.6%
Brazilian Government International Bond
4.25%, 01/07/2025 (C)	430,000	416,025
Colombia Government International Bond
4.00%, 02/26/2024 (C)	305,000	301,950
Indonesia Government International Bond, Series MTN
5.38%, 10/17/2023 - 144A	400,000	415,000
Mexico Government International Bond
4.00%, 10/02/2023 (C)	800,000	808,000
Peruvian Government International Bond
7.35%, 07/21/2025	160,000	205,800
South Africa Government Bond
8.00%, 12/21/2018	ZAR 8,385,000	801,911
Turkey Government International Bond
5.75%, 03/22/2024 (C)	$ 520,000	537,940

Total Foreign Government Obligations (cost $3,467,428)		3,486,626

MORTGAGE-BACKED SECURITIES - 4.6%
Banc of America Commercial Mortgage Trust
Series 2007-1, Class AMFX
5.48%, 01/15/2049 (B)	30,000	31,524
Series 2007-3, Class A1A
5.60%, 06/10/2049 (B)	524,576	568,631
Series 2007-3, Class AM
5.60%, 06/10/2049 (B)	215,000	237,099
Banc of America Re-REMIC Trust
Series 2010-UB4, Class A4A
5.00%, 12/20/2041 - 144A (B)	243,614	246,752
Series 2012-CLRN, Class A
1.31%, 08/15/2029 - 144A (B)	154,000	154,097
BB-UBS Trust, IO
Series 2012-SHOW, Class XA
0.60%, 11/05/2036 - 144A (B)	3,935,000	217,326
BCAP LLC Trust
Series 2009-RR10, Class 2A1
2.79%, 08/26/2035 - 144A (B)	321,162	318,469

The notes are an integral part of this report. Transamerica Series Trust	March 31, 2014 Form N-Q

Transamerica Multi-Managed Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2014

(unaudited)

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
BCAP LLC Trust (continued)
Series 2009-RR13, Class 13A3
5.25%, 03/26/2037 - 144A (B)	$ 87,514	$ 87,810
Series 2009-RR14, Class 1A1
6.00%, 05/26/2037 - 144A (B)	355,334	380,464
Series 2009-RR6, Class 2A1
2.71%, 08/26/2035 - 144A (B)	249,643	232,232
Series 2010-RR1, Class 12A1
5.25%, 08/26/2036 - 144A (B)	371,869	382,343
Series 2010-RR6, Class 1A5
5.00%, 08/26/2022 - 144A (B)	45,597	46,170
Bear Stearns Commercial Mortgage Securities Trust
Series 2006-PW14, Class A1A
5.19%, 12/11/2038	434,178	474,390
Series 2007-PW15, Class A1A
5.32%, 02/11/2044	324,033	352,202
Series 2007-PW17, Class A1A
5.65%, 06/11/2050 (B)	569,302	629,625
CD Mortgage Trust
Series 2007-CD5, Class AMA
6.12%, 11/15/2044 (B)	40,000	44,722
Citigroup Commercial Mortgage Trust
Series 2014-GC19, Class A3
3.75%, 03/10/2047	185,000	186,187
Series 2014-GC19, Class A4
4.02%, 03/10/2047	285,000	293,207
Citigroup Commercial Mortgage Trust, IO
Series 2013-GC15, Class XA
1.30%, 09/10/2046 (B)	1,894,485	136,920
COMM Mortgage Trust
Series 2006-C8, Class AM
5.35%, 12/10/2046	235,000	257,144
Series 2010-RR1, Class GEB
5.54%, 12/11/2049 - 144A (B)	120,000	128,828
Series 2013-CR11, Class AM
4.72%, 10/10/2046 (B)	90,000	95,964
Series 2013-FL3, Class A
1.67%, 10/13/2028 - 144A (B)	415,000	417,517
Series 2013-GAM, Class A2
3.37%, 02/10/2028 - 144A	270,000	262,712
Series 2014-CR14, Class B
4.62%, 02/10/2047 (B)	195,000	203,537
COMM Mortgage Trust, IO
Series 2014-CR14, Class XA
0.93%, 02/10/2047 (B)	4,343,864	231,050
Series 2014-CR15, Class XA
1.37%, 02/10/2047 (B)	4,705,699	360,692
Commercial Mortgage Pass-Through Certificates
Series 2012-LTRT, Class A2
3.40%, 10/05/2030 - 144A	490,000	465,152
Series 2013-CR10, Class B
4.80%, 08/10/2046 - 144A (B)	130,000	136,612
Series 2014-UBS2, Class A5
3.96%, 03/10/2047	205,000	210,319
Commercial Mortgage Pass-Through Certificates, IO
Series 2012-CR1, Class XA
2.22%, 05/15/2045 (B)	1,363,845	158,997
Series 2013-CR6, Class XA
1.55%, 03/10/2046 (B)	3,053,931	226,388
Series 2013-CR7, Class XA
1.60%, 03/10/2046 (B)	2,180,691	190,008
Series 2013-LC6, Class XA
1.79%, 01/10/2046 (B)	3,347,135	313,754

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
Commercial Mortgage Trust
Series 2007-GG11, Class AJ
6.03%, 12/10/2049 (B)	$ 60,000	$ 60,506
Credit Suisse Commercial Mortgage Trust
Series 2007-C4, Class A3
5.97%, 09/15/2039 (B)	157,706	158,424
Credit Suisse First Boston Mortgage Securities Corp.
Series 2005-C3, Class AJ
4.77%, 07/15/2037	50,000	51,245
Credit Suisse Mortgage Capital Certificates
Series 2007-TF2A, Class A3
0.43%, 04/15/2022 - 144A (B)	215,000	210,568
Series 2009-16R, Class 11A1
7.00%, 08/26/2036 - 144A	55,302	55,947
Series 2010-15R, Class 2A1
3.50%, 05/26/2036 - 144A (B)	209,369	217,011
Series 2010-18R, Class 3A1
4.00%, 03/26/2037 - 144A	115,760	118,339
Series 2010-RR1, Class 2A
5.70%, 09/15/2040 - 144A (B)	635,000	689,361
DBRR Trust
Series 2011-C32, Class A3A
5.72%, 06/17/2049 - 144A (B)	150,000	161,530
Series 2012-EZ1, Class A
0.95%, 09/25/2045 - 144A	196,377	196,415
Series 2013-EZ3, Class A
1.64%, 12/18/2049 - 144A (B)	239,883	240,633
Deutsche ALT-A Securities, Inc., Alternate Loan Trust
Series 2007-RMP1, Class A2
0.30%, 12/25/2036 (B)	265,251	215,805
Extended Stay America Trust
Series 2013-ESH7, Class A27
2.96%, 12/05/2031 - 144A	215,000	213,313
Greenwich Capital Commercial Funding Corp.
Series 2007-GG11, Class AM
5.87%, 12/10/2049 (B)	150,000	164,800
GS Mortgage Securities Corp. II
Series 2013-KING, Class E
3.44%, 12/10/2027 - 144A (B)	440,000	388,826
GS Mortgage Securities Corp. II, IO
Series 2013-GC10, Class XA
1.76%, 02/10/2046 (B)	3,166,181	328,327
Series 2013-KYO, Class XB1
3.25%, 11/08/2029 - 144A (B)	2,900,000	111,550
GS Mortgage Securities Trust
Series 2006-GG8, Class AJ
5.62%, 11/10/2039	50,000	49,506
GS Mortgage Securities Trust, IO
Series 2014-GC20, Class XA
1.00%, 04/10/2047	1,000,000	80,497
Hilton USA Trust, IO
Series 2013-HLT, Class X1FX
1.67%, 11/05/2030 - 144A (B)	20,000,000	248,920
Jefferies Re-REMIC Trust
Series 2009-R2, Class 2A
2.67%, 12/26/2037 - 144A (B)	220,526	220,820
Series 2009-R7, Class 10A3
6.00%, 12/26/2036 - 144A	144,289	155,400
Series 2009-R7, Class 12A1
2.62%, 08/26/2036 - 144A (B)	124,649	123,001
Series 2009-R7, Class 1A1
2.34%, 02/26/2036 - 144A (B)	404,814	401,187
Series 2009-R7, Class 4A1
2.62%, 09/26/2034 - 144A (B)	276,172	272,761
Series 2009-R9, Class 1A1

The notes are an integral part of this report. Transamerica Series Trust	March 31, 2014 Form N-Q

Transamerica Multi-Managed Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2014

(unaudited)

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
Jefferies Re-REMIC Trust (continued)
2.40%, 08/26/2046 - 144A (B)	$ 205,627	$ 206,973
Series 2010-R3, Class 1A1
2.89%, 03/21/2036 - 144A (B)	156,566	157,701
JPMBB Commercial Mortgage Securities Trust, IO
Series 2013-C14, Class XA
1.04%, 08/15/2046 (B)	4,267,155	208,997
Series 2014-C18, Class XA
1.18%, 02/15/2047 (B)	1,044,200	74,984
JPMorgan Chase Commercial Mortgage Securities Corp.
Series 2004-CB8, Class A1A
4.16%, 01/12/2039 - 144A	114,965	114,883
Series 2007-CB20, Class AM
5.90%, 02/12/2051 (B)	460,000	519,572
Series 2010-C1, Class B
5.95%, 06/15/2043 - 144A	420,000	481,738
JPMorgan Chase Commercial Mortgage Securities Corp., IO
Series 2012-CBX, Class XA
2.00%, 06/15/2045 (B)	1,107,560	106,033
Series 2012-LC9, Class XA
1.94%, 12/15/2047 (B)	3,037,779	309,617
Series 2013-LC11, Class XA
1.58%, 04/15/2046 (B)	1,432,328	134,284
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2006-CB14, Class AM
5.45%, 12/12/2044 (B)	70,000	74,784
Series 2006-LDP9, Class AM
5.37%, 05/15/2047	65,000	68,290
Series 2007-CB18, Class A1A
5.43%, 06/12/2047 (B)	640,802	701,292
Series 2007-LD12, Class A1A
5.85%, 02/15/2051 (B)	578,758	649,874
Series 2007-LDPX, Class A1A
5.44%, 01/15/2049	492,546	542,466
Series 2008-C2, Class ASB
6.13%, 02/12/2051 (B)	388,582	414,135
Series 2013-LC11, Class C
3.96%, 04/15/2046 (B)	120,000	114,959
JPMorgan Re-REMIC Trust
Series 2009-7, Class 8A1
2.81%, 01/27/2047 - 144A (B)	108,735	109,148
Series 2010-4, Class 7A1
1.87%, 08/26/2035 - 144A (B)	226,488	226,127
LB-UBS Commercial Mortgage Trust
Series 2004-C8, Class C
4.93%, 12/15/2039 (B)	685,000	695,685
Series 2005-C2, Class AJ
5.21%, 04/15/2030 (B)	165,000	170,650
Series 2007-C7, Class AM
6.15%, 09/15/2045 (B)	145,000	165,307
Merrill Lynch Mortgage Trust
Series 2005-CKI1, Class AJ
5.28%, 11/12/2037 (B)	400,000	420,365
Series 2007-C1, Class A1A
5.84%, 06/12/2050 (B)	185,954	197,849
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2013-C13, Class C
4.90%, 11/15/2046 (B)	190,000	194,790
Morgan Stanley Bank of America Merrill Lynch Trust, IO
Series 2013-C13, Class XA
1.25%, 11/15/2046 (B)	2,563,484	203,161

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
Morgan Stanley Bank of America Merrill Lynch Trust, IO (continued)
Series 2013-C7, Class XA
1.74%, 02/15/2046 (B)	$ 1,433,948	$ 138,304
Morgan Stanley Capital I Trust
Series 2007-HQ12, Class A2FX
5.58%, 04/12/2049 (B)	216,096	220,621
Series 2007-HQ12, Class AM
5.58%, 04/12/2049 (B)	570,000	618,737
Series 2007-IQ13, Class A1A
5.31%, 03/15/2044	622,445	683,138
Series 2007-IQ13, Class AM
5.41%, 03/15/2044	140,000	152,438
Series 2007-IQ14, Class A1A
5.67%, 04/15/2049 (B)	183,603	201,460
Series 2007-IQ15, Class AM
5.91%, 06/11/2049 (B)	195,000	212,801
Morgan Stanley Re-REMIC Trust
Series 2011-IO, Class A
2.50%, 03/23/2051 - 144A	46,296	46,991
Series 2012-IO, Class AXB2
1.00%, 03/27/2051 - 144A	140,000	137,830
Series 2012-IO, Class XAB1
1.00%, 03/27/2051 - 144A	109,971	110,380
Series 2012-XA, Class A
2.00%, 07/27/2049 - 144A	207,001	207,519
Motel 6 Trust
Series 2012-MTL6, Class B
2.74%, 10/05/2025 - 144A	385,000	386,779
SCG Trust
Series 2013-SRP1, Class A
1.56%, 11/15/2026 - 144A (B)	295,000	295,489
Series 2013-SRP1, Class AJ
2.11%, 11/15/2026 - 144A (B)	190,000	190,066
STRIPS, Ltd.
Series 2012-1A, Class A
1.50%, 12/25/2044 - 144A	370,660	366,954
Wachovia Bank Commercial Mortgage Trust
Series 2005-C20, Class B
5.24%, 07/15/2042 (B)	430,000	442,979
Series 2006-WL7A, Class H
0.56%, 09/15/2021 - 144A (B)	240,000	231,091
Series 2007-C33, Class AJ
5.95%, 02/15/2051 (B)	260,000	269,727
Wells Fargo Re-REMIC Trust
Series 2012-IO, Class A
1.75%, 08/20/2021 - 144A	189,312	189,435
WF-RBS Commercial Mortgage Trust
Series 2013-C11, Class A4
3.04%, 03/15/2045	320,000	310,047
WF-RBS Commercial Mortgage Trust, IO
Series 2012-C10, Class XA
1.82%, 12/15/2045 - 144A (B)	1,942,148	204,130
Series 2013-C15, Class XA
0.71%, 08/15/2046 (B)	2,553,968	105,042
Series 2014-LC14, Class XA
1.48%, 03/15/2047 (B)	1,523,380	138,890

Total Mortgage-Backed Securities (cost $26,903,806)		26,938,048

ASSET-BACKED SECURITIES - 5.9%
American Credit Acceptance Receivables Trust
Series 2014-1, Class A
1.14%, 03/12/2018 - 144A	280,962	281,039
AmeriCredit Automobile Receivables Trust
Series 2011-5, Class C
3.44%, 10/08/2017	230,000	237,331
Series 2012-2, Class C

The notes are an integral part of this report. Transamerica Series Trust	March 31, 2014 Form N-Q

Transamerica Multi-Managed Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2014

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES (continued)
AmeriCredit Automobile Receivables Trust (continued)
2.64%, 10/10/2017	$ 160,000	$ 164,427
Series 2012-3, Class C
2.42%, 05/08/2018	160,000	164,000
Series 2012-5, Class C
1.69%, 11/08/2018	310,000	311,750
Series 2013-4, Class B
1.66%, 09/10/2018	200,000	200,659
Series 2013-4, Class C
2.72%, 09/09/2019	100,000	102,303
Series 2013-4, Class D
3.31%, 10/08/2019	115,000	118,674
Series 2013-5, Class B
1.52%, 01/08/2019	90,000	89,516
Series 2013-5, Class C
2.29%, 11/08/2019	50,000	50,206
Series 2014-1, Class B
1.68%, 07/08/2019	183,000	182,441
AUTO Asset-Backed Securities Srl
Series 2012-2, Class A
2.80%, 04/27/2025 - Reg S	EUR 155,873	216,603
Chesapeake Funding LLC
Series 2012-1A, Class B
1.76%, 11/07/2023 - 144A (B)	$ 200,000	202,489
CHLUPA Trust
Series 2013-VM, Class A
3.33%, 08/15/2020 - 144A	368,161	368,621
Chrysler Capital Auto Receivables Trust
Series 2013-BA, Class A2
0.56%, 12/15/2016 - 144A	295,000	295,298
Series 2013-BA, Class A3
0.85%, 05/15/2018 - 144A	260,000	260,765
Series 2013-BA, Class A4
1.27%, 03/15/2019 - 144A	180,000	179,963
Series 2013-BA, Class B
1.78%, 06/17/2019 - 144A	80,000	79,931
Series 2013-BA, Class C
2.24%, 09/16/2019 - 144A	80,000	79,803
Series 2013-BA, Class D
2.89%, 10/15/2020 - 144A	80,000	80,660
Series 2014-AA, Class B
1.76%, 08/15/2019 - 144A	95,000	94,513
Series 2014-AA, Class C
2.28%, 11/15/2019 - 144A	120,000	119,371
Credit Acceptance Auto Loan Trust
Series 2012-1A, Class A
2.20%, 09/16/2019 - 144A	500,000	502,838
Series 2012-2A, Class A
1.52%, 03/16/2020 - 144A	250,000	251,332
Series 2013-1A, Class A
1.21%, 10/15/2020 - 144A	250,000	250,108
Series 2013-2A, Class A
1.50%, 04/15/2021 - 144A	250,000	250,855
DT Auto Owner Trust
Series 2012-1A, Class C
3.38%, 10/16/2017 - 144A	185,870	186,355
Series 2012-1A, Class D
4.94%, 07/16/2018 - 144A	250,000	256,017
Ford Credit Auto Owner Trust
Series 2013-B, Class D
1.82%, 11/15/2019	170,000	172,327
Ford Credit Floorplan Master Owner Trust
Series 2012-2, Class C
2.86%, 01/15/2019	100,000	103,692
Series 2012-2, Class D
3.50%, 01/15/2019	100,000	105,140
Series 2012-4, Class D
2.09%, 09/15/2016	200,000	201,095

	Principal	Value
ASSET-BACKED SECURITIES (continued)
HLSS Servicer Advance Receivables Backed Notes
Series 2013-T2, Class A2
1.15%, 05/16/2044 - 144A	$ 525,000	$ 523,215
Series 2013-T4, Class AT4
1.18%, 08/15/2044 - 144A	465,000	464,768
Series 2013-T6, Class AT6
1.29%, 09/15/2044 - 144A	350,000	350,525
HLSS Servicer Advance Receivables Trust
Series 2012-T2, Class A2
1.99%, 10/15/2045 - 144A	450,000	453,150
Series 2013-T1, Class A2
1.50%, 01/16/2046 - 144A	610,000	608,780
Series 2014-T1, Class AT1
1.24%, 01/17/2045 - 144A	445,000	445,267
Hyundai Auto Receivables Trust
Series 2012-A, Class D
2.61%, 05/15/2018	125,000	128,789
JGWPT XXVI LLC
Series 2012-2A, Class A
3.84%, 10/15/2059 - 144A	253,043	253,437
JGWPT XXVII LLC
Series 2012-3A, Class A
3.22%, 09/15/2065 - 144A	246,726	237,768
Nelnet Student Loan Trust
Series 2008-3, Class A4
1.89%, 11/25/2024 (B)	265,000	278,817
Series 2014-2A, Class A3
1.01%, 07/27/2037 - 144A (B)	215,000	213,698
Prestige Auto Receivables Trust
Series 2013-1A, Class A2
1.09%, 02/15/2018 - 144A	181,912	182,253
Series 2013-1A, Class A3
1.33%, 05/15/2019 - 144A	130,000	130,139
Series 2014-1A, Class A2
0.97%, 03/15/2018 - 144A	280,000	279,975
Santander Drive Auto Receivables Trust
Series 2011-S1A, Class B
1.48%, 05/15/2017 - 144A	69,142	69,153
Series 2012-1, Class B
2.72%, 05/16/2016	105,000	105,713
Series 2012-1, Class C
3.78%, 11/15/2017	140,000	144,158
Series 2012-2, Class C
3.20%, 02/15/2018	625,000	641,470
Series 2012-3, Class B
1.94%, 12/15/2016	360,000	363,377
Series 2012-3, Class C
3.01%, 04/16/2018	485,000	498,914
Series 2012-4, Class C
2.94%, 12/15/2017	200,000	206,038
Series 2012-5, Class B
1.56%, 08/15/2018	360,000	363,018
Series 2012-5, Class C
2.70%, 08/15/2018	170,000	175,002
Series 2012-6, Class B
1.33%, 05/15/2017	195,000	196,076
Series 2012-6, Class C
1.94%, 03/15/2018	225,000	227,492
Series 2012-AA, Class B
1.21%, 10/16/2017 - 144A	480,000	481,421
Series 2012-AA, Class C
1.78%, 11/15/2018 - 144A	1,025,000	1,028,485
Series 2013-2, Class B
1.33%, 03/15/2018	490,000	491,994
Series 2013-3, Class B
1.19%, 05/15/2018	460,000	461,420

The notes are an integral part of this report. Transamerica Series Trust	March 31, 2014 Form N-Q

Transamerica Multi-Managed Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2014

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES (continued)
Santander Drive Auto Receivables Trust (continued)
Series 2013-4, Class B
2.16%, 01/15/2020	$ 270,000	$ 276,513
Series 2013-4, Class C
3.25%, 01/15/2020	230,000	239,333
Series 2013-5, Class B
1.55%, 10/15/2018	690,000	688,585
Series 2013-5, Class C
2.25%, 06/17/2019	330,000	333,425
Series 2013-A, Class B
1.89%, 10/15/2019 - 144A	365,000	368,797
Series 2013-A, Class C
3.12%, 10/15/2019 - 144A	140,000	143,884
Series 2013-A, Class D
3.78%, 10/15/2019 - 144A	90,000	93,682
Series 2014-1, Class B
1.59%, 10/15/2018	750,000	750,906
Series 2014-1, Class C
2.36%, 04/15/2020	330,000	332,844
Scholar Funding Trust
Series 2013-A, Class A
0.80%, 01/30/2045 - 144A (B)	751,804	747,360
SLM Private Credit Student Loan Trust
Series 2002-A, Class A2
0.78%, 12/16/2030 (B)	282,529	278,100
Series 2004-B, Class A2
0.43%, 06/15/2021 (B)	429,282	425,218
Series 2005-B, Class A2
0.41%, 03/15/2023 (B)	587,169	579,449
SLM Private Education Loan Trust
Series 2011-A, Class A3
2.66%, 01/15/2043 - 144A (B)	295,000	313,052
Series 2011-B, Class A2
3.74%, 02/15/2029 - 144A	100,000	104,786
Series 2011-B, Class A3
2.41%, 06/16/2042 - 144A (B)	115,000	121,596
Series 2011-C, Class A2A
3.41%, 10/17/2044 - 144A (B)	200,000	215,702
Series 2011-C, Class A2B
4.54%, 10/17/2044 - 144A	280,000	300,700
Series 2012-A, Class A1
1.56%, 08/15/2025 - 144A (B)	95,261	96,504
Series 2012-A, Class A2
3.83%, 01/17/2045 - 144A	150,000	157,495
Series 2012-B, Class A2
3.48%, 10/15/2030 - 144A	550,000	571,552
Series 2012-C, Class A1
1.26%, 08/15/2023 - 144A (B)	419,147	421,618
Series 2012-C, Class A2
3.31%, 10/15/2046 - 144A	555,000	575,427
Series 2012-D, Class A2
2.95%, 02/15/2046 - 144A	760,000	780,691
Series 2012-E, Class A1
0.91%, 10/16/2023 - 144A (B)	206,009	206,394
Series 2012-E, Class A2B
1.91%, 06/15/2045 - 144A (B)	700,000	716,570
Series 2013-A, Class A1
0.76%, 08/15/2022 - 144A (B)	132,827	133,090
Series 2013-A, Class A2A
1.77%, 05/17/2027 - 144A	930,000	912,569
Series 2013-A, Class A2B
1.21%, 05/17/2027 - 144A (B)	620,000	623,137
Series 2013-A, Class B
2.50%, 03/15/2047 - 144A	105,000	99,259
Series 2013-B, Class A1
0.81%, 07/15/2022 - 144A (B)	606,525	607,696
Series 2013-B, Class A2A
1.85%, 06/17/2030 - 144A	1,375,000	1,339,403

	Principal	Value
ASSET-BACKED SECURITIES (continued)
SLM Private Education Loan Trust (continued)
Series 2013-B, Class B
3.00%, 05/16/2044 - 144A	$ 100,000	$ 95,538
Series 2013-C, Class A1
1.01%, 02/15/2022 - 144A (B)	469,218	471,717
Series 2013-C, Class A2A
2.94%, 10/15/2031 - 144A	395,000	402,340
Series 2013-C, Class A2B
1.56%, 10/15/2031 - 144A (B)	205,000	208,313
SLM Student Loan Trust
Series 2003-11, Class A6
0.98%, 12/15/2025 - 144A (B)	515,000	514,454
Series 2005-2, Class A5
0.33%, 04/27/2020 (B)	109,507	109,152
Series 2008-5, Class A4
1.94%, 07/25/2023 (B)	225,000	236,233
Series 2013-6, Class A3
0.80%, 06/26/2028 (B)	540,000	542,152
Series 2014-A, Class A1
0.76%, 07/15/2022 - 144A (B)	265,000	265,513
SpringCastle America Funding LLC
Series 2013-1A, Class A
3.75%, 04/03/2021 - 144A	771,086	779,182
World Financial Network Credit Card Master Trust
Series 2010-A, Class B
6.75%, 04/15/2019	230,000	244,390
Series 2012-C, Class A
2.23%, 08/15/2022	460,000	460,517
Series 2012-D, Class A
2.15%, 04/17/2023	595,000	584,970

Total Asset-Backed Securities (cost $34,409,246)		34,634,242

MUNICIPAL GOVERNMENT OBLIGATIONS - 0.2%
Los Angeles Community College District (General Obligation Unlimited)
6.60%, 08/01/2042	55,000	73,252
Metropolitan Transportation Authority (Revenue Bonds)
Series E
6.81%, 11/15/2040	60,000	77,786
Municipal Electric Authority of Georgia (Revenue Bonds)
6.64%, 04/01/2057	50,000	57,000
New Jersey State Turnpike Authority (Revenue Bonds)
Series F
7.41%, 01/01/2040	71,000	99,673
New York City Water & Sewer System (Revenue Bonds)
5.88%, 06/15/2044	55,000	66,034
New York State Dormitory Authority (Revenue Bonds)
Series H
5.39%, 03/15/2040	55,000	62,748
Port Authority of New York & New Jersey (Revenue Bonds)
4.96%, 08/01/2046	95,000	100,099
State of California (General Obligation Unlimited)
7.60%, 11/01/2040	260,000	366,166

The notes are an integral part of this report. Transamerica Series Trust	March 31, 2014 Form N-Q

Transamerica Multi-Managed Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2014

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
State of Illinois (General Obligation Unlimited)
5.10%, 06/01/2033	$ 250,000	$ 246,837
University of California (Revenue Bonds)
4.86%, 05/15/2112	50,000	47,379

Total Municipal Government Obligations (cost $1,180,400)		1,196,974

CORPORATE DEBT SECURITIES - 10.5%
Air Freight & Logistics - 0.1%
FedEx Corp.
4.90%, 01/15/2034	295,000	303,058
5.10%, 01/15/2044	215,000	222,849
Airlines - 0.0% (D)
United Continental Holdings, Inc.
6.00%, 07/15/2028	120,000	110,100
Automobiles - 0.0% (D)
General Motors Co.
4.88%, 10/02/2023 - 144A	135,000	138,375
6.25%, 10/02/2043 - 144A	80,000	86,600
Beverages - 0.1%
Anheuser-Busch InBev Finance, Inc.
2.15%, 02/01/2019	410,000	409,592
3.70%, 02/01/2024	285,000	287,933
Biotechnology - 0.0% (D)
Amgen, Inc.
5.65%, 06/15/2042	125,000	138,588
Capital Markets - 0.9%
Bank of New York Mellon Corp., Series MTN
2.10%, 01/15/2019	415,000	412,531
Goldman Sachs Group, Inc.
2.38%, 01/22/2018	275,000	276,827
2.63%, 01/31/2019	896,000	893,704
2.90%, 07/19/2018	410,000	418,115
3.63%, 02/07/2016 - 01/22/2023	514,000	516,433
5.75%, 01/24/2022	94,000	106,588
6.25%, 02/01/2041	80,000	94,996
6.75%, 10/01/2037	80,000	91,641
Goldman Sachs Group, Inc., Series MTN
1.83%, 11/29/2023 (B)	215,000	219,806
Morgan Stanley
2.50%, 01/24/2019 (C)	590,000	588,357
3.45%, 11/02/2015	574,000	595,902
3.80%, 04/29/2016	150,000	157,989
6.38%, 07/24/2042	80,000	97,590
Morgan Stanley, Series MTN
5.00%, 11/24/2025	405,000	416,713
5.45%, 01/09/2017	550,000	608,033
Chemicals - 0.2%
LyondellBasell Industries NV
5.00%, 04/15/2019	1,064,000	1,184,720
Commercial Banks - 1.7%
Bank of America Corp.
2.60%, 01/15/2019	265,000	266,045
3.70%, 09/01/2015	685,000	711,928
4.10%, 07/24/2023	447,000	453,399
Bank of America Corp., Series MTN
2.65%, 04/01/2019	1,079,000	1,082,441
3.30%, 01/11/2023 (C)	533,000	513,860
4.00%, 04/01/2024	405,000	404,523
5.00%, 01/21/2044	265,000	270,535
BPCE SA
5.15%, 07/21/2024 - 144A	205,000	203,942

	Principal	Value
Commercial Banks (continued)
Citigroup, Inc.
2.50%, 09/26/2018 (C)	$ 252,000	$ 253,368
3.38%, 03/01/2023	656,000	634,382
3.88%, 10/25/2023	285,000	282,983
4.45%, 01/10/2017	111,000	119,883
4.95%, 11/07/2043	80,000	81,296
6.68%, 09/13/2043	80,000	93,680
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
2.25%, 01/14/2019 (C)	265,000	264,262
HSBC Bank Brasil SA - Banco Multiplo, Series MTN
4.00%, 05/11/2016 - 144A (C)	690,000	715,875
HSBC Holdings PLC
4.25%, 03/14/2024 (C)	200,000	200,246
5.25%, 03/14/2044	201,000	203,242
JPMorgan Chase & Co.
3.20%, 01/25/2023 (C)	47,000	45,575
3.25%, 09/23/2022	157,000	154,659
3.88%, 02/01/2024 (C)	160,000	161,436
4.75%, 03/01/2015	340,000	352,841
4.85%, 02/01/2044	80,000	81,572
6.75%, 02/01/2024 (B) (E)	66,000	69,465
JPMorgan Chase & Co., Series MTN
1.35%, 02/15/2017	625,000	624,493
Macquarie Bank, Ltd., Series MTN
1.65%, 03/24/2017 - 144A	365,000	363,878
Royal Bank of Scotland Group PLC
1.88%, 03/31/2017	318,000	318,241
6.00%, 12/19/2023	275,000	281,587
Societe Generale SA
5.00%, 01/17/2024 - 144A	275,000	274,045
Wells Fargo & Co.
1.50%, 07/01/2015	170,000	171,979
2.15%, 01/15/2019 (C)	149,000	148,651
4.13%, 08/15/2023 (C)	145,000	146,688
5.38%, 11/02/2043	220,000	231,746
Commercial Services & Supplies - 0.1%
United Rentals North America, Inc.
7.63%, 04/15/2022	370,000	414,862
Communications Equipment - 0.0% (D)
Cisco Systems, Inc.
2.13%, 03/01/2019	225,000	223,993
Computers & Peripherals - 0.1%
Hewlett-Packard Co.
3.75%, 12/01/2020	275,000	279,346
Construction & Engineering - 0.0% (D)
Odebrecht Offshore Drilling Finance, Ltd.
6.75%, 10/01/2022 - 144A	194,580	201,877
Consumer Finance - 0.1%
Discover Financial Services
3.85%, 11/21/2022	323,000	317,065
Distributors - 0.1%
VWR Funding, Inc.
7.25%, 09/15/2017	545,000	585,875
Diversified Financial Services - 0.2%
Bank of America Corp.
5.75%, 12/01/2017	320,000	362,285
Ford Motor Credit Co., LLC
4.38%, 08/06/2023 (C)	205,000	211,509
General Electric Capital Corp., Series MTN
6.88%, 01/10/2039	80,000	105,355
Icahn Enterprises, LP / Icahn Enterprises Finance Corp.
3.50%, 03/15/2017 - 144A	58,000	58,580

The notes are an integral part of this report. Transamerica Series Trust	March 31, 2014 Form N-Q

Transamerica Multi-Managed Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2014

(unaudited)

	Principal	Value
Diversified Financial Services (continued)
Icahn Enterprises, LP / Icahn Enterprises Finance Corp. (continued)
4.88%, 03/15/2019 - 144A	$ 80,000	$ 81,400
6.00%, 08/01/2020 - 144A	95,000	100,700
Diversified Telecommunication Services - 0.8%
AT&T, Inc.
2.30%, 03/11/2019 (C)	400,000	397,932
3.90%, 03/11/2024 (C)	400,000	398,868
Intelsat Jackson Holdings SA
7.25%, 04/01/2019	220,000	236,500
Level 3 Financing, Inc.
8.13%, 07/01/2019	525,000	576,187
Sprint Capital Corp.
6.88%, 11/15/2028	175,000	169,750
Verizon Communications, Inc.
3.45%, 03/15/2021	185,000	187,533
3.65%, 09/14/2018	488,000	519,492
3.85%, 11/01/2042	747,000	625,421
4.50%, 09/15/2020	185,000	200,918
6.55%, 09/15/2043	1,138,000	1,384,872
Electric Utilities - 0.5%
CenterPoint Energy Houston Electric LLC
4.50%, 04/01/2044	270,000	276,920
Cleveland Electric Illuminating Co.
5.95%, 12/15/2036	114,000	123,294
8.88%, 11/15/2018	65,000	81,405
Commonwealth Edison Co.
4.70%, 01/15/2044 (C)	175,000	183,176
Dominion Gas Holdings LLC
4.80%, 11/01/2043 - 144A	28,000	28,552
Duke Energy Carolinas LLC
4.25%, 12/15/2041	183,000	179,885
Entergy Arkansas, Inc.
3.70%, 06/01/2024 (C)	267,000	270,982
Georgia Power Co.
3.00%, 04/15/2016	428,000	446,864
Jersey Central Power & Light Co.
7.35%, 02/01/2019	128,000	152,327
Oncor Electric Delivery Co. LLC
4.10%, 06/01/2022	55,000	57,624
5.30%, 06/01/2042	75,000	83,415
Pacific Gas & Electric Co.
4.75%, 02/15/2044 (C)	79,000	79,932
PacifiCorp
3.60%, 04/01/2024 (C)	555,000	561,295
5.75%, 04/01/2037	150,000	180,180
Progress Energy, Inc.
4.88%, 12/01/2019	27,000	29,956
Energy Equipment & Services - 0.4%
Sabine Pass Liquefaction LLC
5.63%, 02/01/2021 (C)	575,000	592,969
Schlumberger Investment SA
3.65%, 12/01/2023	132,000	133,884
TransCanada PipeLines, Ltd.
3.75%, 10/16/2023 (C)	160,000	161,221
4.63%, 03/01/2034	145,000	148,205
Transocean, Inc.
6.00%, 03/15/2018	856,000	951,931
6.50%, 11/15/2020	261,000	293,084
6.80%, 03/15/2038	140,000	151,026
Food & Staples Retailing - 0.0% (D)
CVS Caremark Corp.
5.30%, 12/05/2043	54,000	59,607
Wal-Mart Stores, Inc.
4.00%, 04/11/2043	191,000	177,773

	Principal	Value
Food Products - 0.0% (D)
Mondelez International, Inc.
2.25%, 02/01/2019	$ 255,000	$ 252,668
Health Care Equipment & Supplies - 0.1%
Boston Scientific Corp.
2.65%, 10/01/2018 (C)	251,000	252,895
Health Care Providers & Services - 0.3%
Aetna, Inc.
4.75%, 03/15/2044 (C)	58,000	58,866
Coventry Health Care, Inc.
5.45%, 06/15/2021	222,000	254,585
HCA, Inc.
7.25%, 09/15/2020	175,000	189,219
Tenet Healthcare Corp.
6.25%, 11/01/2018	210,000	231,656
UnitedHealth Group, Inc.
3.38%, 11/15/2021	78,000	79,021
WellPoint, Inc.
1.88%, 01/15/2018	306,000	303,708
2.30%, 07/15/2018	853,000	855,360
Hotels, Restaurants & Leisure - 0.2%
Caesars Entertainment Operating Co., Inc.
11.25%, 06/01/2017	450,000	433,125
Caesars Entertainment Resort Properties LLC
8.00%, 10/01/2020 - 144A (C)	228,000	239,970
11.00%, 10/01/2021 - 144A (C)	252,000	264,600
GLP Capital, LP / GLP Financing II, Inc.
4.38%, 11/01/2018 - 144A	16,000	16,420
4.88%, 11/01/2020 - 144A	25,000	25,656
Industrial Conglomerates - 0.0% (D)
General Electric Co.
4.50%, 03/11/2044	152,000	154,358
Insurance - 0.8%
Allianz Finance II BV, Series MTN
5.75%, 07/08/2041 (B)	EUR 100,000	159,548
American International Group, Inc.
3.38%, 08/15/2020	$ 417,000	425,712
3.80%, 03/22/2017	651,000	696,505
4.13%, 02/15/2024	221,000	225,679
8.18%, 05/15/2058 (B)	72,000	94,590
American International Group, Inc., Series MTN
5.45%, 05/18/2017	200,000	223,188
Genworth Holdings, Inc.
7.63%, 09/24/2021	185,000	227,900
Manulife Financial Corp.
3.40%, 09/17/2015	206,000	213,521
Metropolitan Life Global Funding I
3.88%, 04/11/2022 - 144A	750,000	773,527
Prudential Financial, Inc., Series MTN
4.50%, 11/15/2020	151,000	163,728
4.75%, 09/17/2015 (C)	317,000	334,892
5.38%, 06/21/2020 (C)	294,000	333,113
7.38%, 06/15/2019	250,000	306,313
XL Group PLC
6.50%, 04/15/2017 (B) (E)	370,000	363,988
XLIT, Ltd.
2.30%, 12/15/2018	107,000	106,141
5.25%, 12/15/2043 (C)	49,000	51,934
IT Services - 0.1%
International Business Machines Corp.
3.63%, 02/12/2024	370,000	373,066

The notes are an integral part of this report. Transamerica Series Trust	March 31, 2014 Form N-Q

Transamerica Multi-Managed Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2014

(unaudited)

	Principal	Value
IT Services (continued)
MasterCard, Inc.
2.00%, 04/01/2019	$ 224,000	$ 223,032
3.38%, 04/01/2024	144,000	143,765
Life Sciences Tools & Services - 0.1%
Thermo Fisher Scientific, Inc.
2.40%, 02/01/2019	581,000	578,571
5.30%, 02/01/2044	29,000	31,252
Media - 0.7%
CBS Corp.
4.63%, 05/15/2018	89,000	96,783
5.75%, 04/15/2020	85,000	96,549
8.88%, 05/15/2019	261,000	334,625
Clear Channel Worldwide Holdings, Inc.
6.50%, 11/15/2022	550,000	587,812
Comcast Corp.
4.65%, 07/15/2042	285,000	284,267
5.88%, 02/15/2018	412,000	471,746
COX Communications, Inc.
8.38%, 03/01/2039 - 144A	252,000	330,603
DIRECTV Holdings LLC / DIRECTV Financing Co., Inc.
3.80%, 03/15/2022	165,000	163,274
4.60%, 02/15/2021	120,000	126,607
5.00%, 03/01/2021	150,000	161,276
5.15%, 03/15/2042	212,000	200,423
Interpublic Group of Cos., Inc.
4.20%, 04/15/2024	25,000	24,958
NBCUniversal Enterprise, Inc.
5.25%, 03/19/2021 - 144A (E)	200,000	202,000
NBCUniversal Media LLC
4.38%, 04/01/2021	255,000	276,733
4.45%, 01/15/2043	209,000	202,197
5.15%, 04/30/2020	379,000	428,170
Metals & Mining - 0.2%
BHP Billiton Finance USA, Ltd.
3.85%, 09/30/2023 (C)	180,000	184,401
5.00%, 09/30/2043	101,000	106,876
Freeport-McMoRan Copper & Gold, Inc.
3.88%, 03/15/2023 (C)	185,000	176,892
Novelis, Inc.
8.75%, 12/15/2020 (C)	395,000	441,412
Rio Tinto Finance USA PLC
2.88%, 08/21/2022 (C)	152,000	144,673
Multi-Utilities - 0.1%
CMS Energy Corp.
3.88%, 03/01/2024	87,000	88,147
4.88%, 03/01/2044	201,000	204,784
Dominion Resources, Inc.
1.95%, 08/15/2016	411,000	418,749
PG&E Corp.
2.40%, 03/01/2019	113,000	112,265
Oil, Gas & Consumable Fuels - 1.5%
Apache Corp.
4.25%, 01/15/2044 (C)	156,000	146,318
4.75%, 04/15/2043	85,000	85,449
BP Capital Markets PLC
2.24%, 05/10/2019	425,000	422,471
2.75%, 05/10/2023	356,000	333,888
3.25%, 05/06/2022	180,000	178,485
3.81%, 02/10/2024	255,000	257,280
Energy Transfer Partners, LP
5.95%, 10/01/2043	155,000	166,797
EOG Resources, Inc.
2.45%, 04/01/2020	371,000	369,529
Exxon Mobil Corp.
1.82%, 03/15/2019	640,000	635,417

	Principal	Value
Oil, Gas & Consumable Fuels (continued)
Husky Energy, Inc.
4.00%, 04/15/2024	$ 185,000	$ 188,141
Kerr-McGee Corp.
6.95%, 07/01/2024	190,000	230,392
Kinder Morgan Energy Partners, LP
2.65%, 02/01/2019	323,000	322,536
4.15%, 02/01/2024 (C)	605,000	601,381
Laredo Petroleum, Inc.
7.38%, 05/01/2022	230,000	255,300
Linn Energy LLC / Linn Energy Finance Corp.
7.25%, 11/01/2019 - 144A (C)	310,000	323,175
MEG Energy Corp.
6.50%, 03/15/2021 - 144A	180,000	189,450
Murphy Oil Corp.
2.50%, 12/01/2017	316,000	321,223
Nexen Energy ULC
5.88%, 03/10/2035	10,000	10,914
Noble Energy, Inc.
5.25%, 11/15/2043 (C)	225,000	234,841
6.00%, 03/01/2041	195,000	222,841
8.25%, 03/01/2019	195,000	242,816
Peabody Energy Corp.
6.25%, 11/15/2021 (C)	165,000	165,413
Petrobras Global Finance BV
6.25%, 03/17/2024	570,000	587,249
Petroleos Mexicanos
3.50%, 01/30/2023 (C)	190,000	178,790
Range Resources Corp.
5.75%, 06/01/2021	45,000	48,206
Shell International Finance BV
2.00%, 11/15/2018	364,000	365,093
4.55%, 08/12/2043	360,000	372,095
Statoil ASA
2.90%, 11/08/2020	425,000	428,777
Total Capital International SA
3.70%, 01/15/2024	183,000	186,392
Western Gas Partners, LP
5.38%, 06/01/2021	259,000	283,969
Williams Cos., Inc.
3.70%, 01/15/2023	168,000	152,457
7.88%, 09/01/2021	109,000	129,507
Williams Partners, LP
5.40%, 03/04/2044 (C)	128,000	131,344
Paper & Forest Products - 0.2%
International Paper Co.
4.75%, 02/15/2022 (C)	842,000	910,411
Pharmaceuticals - 0.2%
AbbVie, Inc.
4.40%, 11/06/2042	260,000	254,355
Actavis, Inc.
3.25%, 10/01/2022 (C)	270,000	258,842
4.63%, 10/01/2042	260,000	248,464
Bristol-Myers Squibb Co.
4.50%, 03/01/2044	292,000	293,604
Teva Pharmaceutical Finance Co., BV
3.65%, 11/10/2021 (C)	90,000	90,149
Real Estate Investment Trusts - 0.1%
ARC Properties Operating Partnership, LP/Clark Acquisition LLC
3.00%, 02/06/2019 - 144A	270,000	268,770
Ventas Realty, LP / Ventas Capital Corp.
2.70%, 04/01/2020	79,000	76,896
Real Estate Management & Development - 0.1%
Realogy Group LLC
7.88%, 02/15/2019 - 144A	290,000	312,837

The notes are an integral part of this report. Transamerica Series Trust	March 31, 2014 Form N-Q

Transamerica Multi-Managed Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2014

(unaudited)

	Principal	Value
Road & Rail - 0.0% (D)
Burlington Northern Santa Fe LLC
3.00%, 03/15/2023 (C)	$ 51,000	$ 48,135
3.75%, 04/01/2024 (C)	48,000	48,138
Software - 0.1%
First Data Corp.
7.38%, 06/15/2019 - 144A	275,000	295,625
Specialty Retail - 0.0% (D)
QVC, Inc.
7.50%, 10/01/2019 - 144A	180,000	191,529
Tobacco - 0.1%
Altria Group, Inc.
4.00%, 01/31/2024 (C)	144,000	144,273
Philip Morris International, Inc.
1.88%, 01/15/2019 (C)	312,000	307,948
4.88%, 11/15/2043	104,000	107,294
Wireless Telecommunication Services - 0.3%
America Movil SAB de CV
2.38%, 09/08/2016	660,000	679,140
MetroPCS Wireless, Inc.
7.88%, 09/01/2018 (C)	11,000	11,688
Sprint Communications, Inc.
9.00%, 11/15/2018 - 144A	390,000	476,775
Sprint Corp.
7.88%, 09/15/2023 - 144A	200,000	220,000
T-Mobile USA, Inc.
6.46%, 04/28/2019	20,000	21,400
6.63%, 04/28/2021 (C)	75,000	80,625
6.73%, 04/28/2022	75,000	80,344
6.84%, 04/28/2023 (C)	25,000	26,812
Total Corporate Debt Securities (cost $60,270,381)		61,355,897
SHORT-TERM U.S. GOVERNMENT OBLIGATION - 0.1%
U.S. Treasury Bill
0.07%, 06/26/2014 (A) (F)	320,000	319,948

Total Short-Term U.S. Government Obligation (cost $319,948)		319,948

	Shares	Value
PREFERRED STOCKS - 0.1%
Capital Markets - 0.0% (D)
State Street Corp. - Series D, 5.90% (B)	3,072	79,534
Diversified Financial Services - 0.1%
Citigroup Capital XIII, 7.88% (B)	15,621	433,327
Electric Utilities - 0.0% (D)
SCE Trust III, 5.75% (B) (G)	1,280	32,768

Total Preferred Stocks (cost $537,460)		545,629

COMMON STOCKS - 61.2%
Aerospace & Defense - 1.7%
Honeywell International, Inc.	36,593	3,394,367
L-3 Communications Holdings, Inc.	9,140	1,079,891
United Technologies Corp.	45,871	5,359,567
Airlines - 0.3%
Delta Air Lines, Inc.	24,730	856,894
United Continental Holdings, Inc. (G)	20,120	897,956
Auto Components - 0.2%
Lear Corp.	1,560	130,603
TRW Automotive Holdings Corp. (G)	9,840	803,141
Automobiles - 0.4%
General Motors Co.	70,508	2,426,885

	Shares	Value
Beverages - 1.5%
Coca-Cola Co.	61,987	$ 2,396,417
Constellation Brands, Inc. - Class A (G)	6,284	533,951
Dr. Pepper Snapple Group, Inc.	34,472	1,877,345
Molson Coors Brewing Co. - Class B	7,023	413,374
PepsiCo, Inc.	42,265	3,529,128
Biotechnology - 1.7%
Alexion Pharmaceuticals, Inc. (G)	6,953	1,057,760
Biogen IDEC, Inc. (G)	11,538	3,529,128
Celgene Corp. (G)	24,757	3,456,077
Gilead Sciences, Inc. (G)	17,980	1,274,063
Vertex Pharmaceuticals, Inc. (G)	10,356	732,376
Building Products - 0.3%
Masco Corp.	66,069	1,467,392
Capital Markets - 1.5%
Charles Schwab Corp.	47,240	1,291,069
Goldman Sachs Group, Inc.	8,593	1,407,963
Invesco, Ltd.	61,193	2,264,141
Morgan Stanley	83,100	2,590,227
State Street Corp.	18,710	1,301,281
Chemicals - 0.8%
Axiall Corp.	12,720	571,382
CF Industries Holdings, Inc. - Class B	55	14,335
Dow Chemical Co.	29,725	1,444,338
E.I. du Pont de Nemours & Co.	1,054	70,723
Monsanto Co.	17,850	2,030,795
Mosaic Co.	5,820	291,000
Commercial Banks - 1.9%
Cullen / Frost Bankers, Inc. (C)	2,360	182,971
PNC Financial Services Group, Inc.	13,750	1,196,250
SVB Financial Group (G)	1,730	222,790
U.S. Bancorp - Class A	9,720	416,599
Wells Fargo & Co.	182,472	9,076,157
Commercial Services & Supplies - 0.1%
Tyco International, Ltd.	8,570	363,368
Communications Equipment - 1.5%
Cisco Systems, Inc.	201,729	4,520,747
QUALCOMM, Inc.	52,167	4,113,890
Computers & Peripherals - 2.1%
Apple, Inc.	18,305	9,825,026
EMC Corp.	54,499	1,493,817
Hewlett-Packard Co.	31,047	1,004,681
Construction & Engineering - 0.6%
Fluor Corp.	45,436	3,531,740
Construction Materials - 0.1%
Martin Marietta Materials, Inc.	4,480	575,008
Consumer Finance - 0.5%
American Express Co.	9,580	862,487
Capital One Financial Corp.	24,812	1,914,494
SLM Corp.	5,460	133,661
Containers & Packaging - 0.2%
Crown Holdings, Inc. (G)	20,093	898,961
Sealed Air Corp. - Class A	900	29,583
Diversified Financial Services - 2.7%
Bank of America Corp.	345,128	5,936,202
Berkshire Hathaway, Inc. - Class B (G)	27,744	3,467,168
Citigroup, Inc.	96,790	4,607,204
IntercontinentalExchange Group, Inc.	9,616	1,902,333
Diversified Telecommunication Services - 1.0%
AT&T, Inc.	5,269	184,784
Verizon Communications, Inc.	114,755	5,458,895
Electric Utilities - 1.0%
American Electric Power Co., Inc.	30,950	1,567,927

The notes are an integral part of this report. Transamerica Series Trust	March 31, 2014 Form N-Q

Transamerica Multi-Managed Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2014

(unaudited)

	Shares	Value
Electric Utilities (continued)
Edison International	6,024	$ 341,019
FirstEnergy Corp.	18,740	637,722
NextEra Energy, Inc.	34,031	3,254,044
Electrical Equipment - 1.1%
Eaton Corp. PLC	33,619	2,525,459
Emerson Electric Co.	59,058	3,945,075
Electronic Equipment & Instruments - 0.2%
Corning, Inc.	31,372	653,165
TE Connectivity, Ltd.	10,108	608,603
Energy Equipment & Services - 1.6%
Ensco PLC - Class A (C)	36,204	1,910,847
Halliburton Co.	31,700	1,866,813
Noble Corp. PLC	22,117	724,111
Schlumberger, Ltd.	49,700	4,845,750
Food & Staples Retailing - 1.3%
Costco Wholesale Corp.	15,620	1,744,442
CVS Caremark Corp.	52,024	3,894,517
Kroger Co.	22,711	991,335
Wal-Mart Stores, Inc.	11,194	855,557
Food Products - 1.6%
Archer-Daniels-Midland Co.	65,394	2,837,446
General Mills, Inc.	48,224	2,498,968
Kellogg Co.	19,460	1,220,336
Mondelez International, Inc. - Class A	73,440	2,537,352
Gas Utilities - 0.2%
EQT Corp.	5,530	536,244
Questar Corp.	23,743	564,609
Health Care Equipment & Supplies - 1.1%
Abbott Laboratories	64,751	2,493,561
Baxter International, Inc.	25,537	1,879,013
Covidien PLC	10,550	777,113
Stryker Corp.	17,820	1,451,795
Health Care Providers & Services - 1.2%
Aetna, Inc.	9,870	739,954
Humana, Inc. - Class A (C)	20,005	2,254,964
McKesson Corp.	8,890	1,569,707
UnitedHealth Group, Inc.	30,719	2,518,651
Health Care Technology - 0.1%
Cerner Corp. (C) (G)	10,240	576,000
Hotels, Restaurants & Leisure - 0.7%
McDonald’s Corp.	2,553	250,271
Royal Caribbean Cruises, Ltd. - Class A	26,325	1,436,292
Starbucks Corp.	30,332	2,225,762
Yum! Brands, Inc.	4,822	363,530
Household Durables - 0.3%
Harman International Industries, Inc.	8,390	892,696
Lennar Corp. - Class A (C)	3,559	141,008
PulteGroup, Inc. (C)	39,587	759,674
Toll Brothers, Inc. (C) (G)	5,150	184,885
Household Products - 1.0%
Kimberly-Clark Corp.	2,957	326,009
Procter & Gamble Co.	71,560	5,767,736
Industrial Conglomerates - 0.5%
General Electric Co.	113,223	2,931,343
Insurance - 1.8%
ACE, Ltd.	38,157	3,779,832
Axis Capital Holdings, Ltd.	7,910	362,674
Hartford Financial Services Group, Inc. (C)	2,606	91,914
Marsh & McLennan Cos., Inc.	30,200	1,488,860
MetLife, Inc.	68,686	3,626,621
Prudential Financial, Inc.	5,302	448,814
Travelers Cos., Inc.	2,390	203,389
XL Group PLC - Class A	22,820	713,125

	Shares	Value
Internet & Catalog Retail - 0.8%
Amazon.com, Inc. (G)	9,285	$ 3,124,588
priceline.com, Inc. (G)	1,240	1,477,944
Internet Software & Services - 2.1%
eBay, Inc. (G)	35,902	1,983,226
Facebook, Inc. - Class A (G)	25,120	1,513,229
Google, Inc. - Class A (G)	7,976	8,889,332
LinkedIn Corp. - Class A (G)	778	143,883
IT Services - 1.7%
Accenture PLC - Class A	16,810	1,340,093
Alliance Data Systems Corp. (C) (G)	2,280	621,186
Cognizant Technology Solutions Corp. - Class A (G)	40,608	2,055,171
International Business Machines Corp.	8,437	1,624,038
Mastercard, Inc. - Class A	8,640	645,408
Visa, Inc. - Class A	17,120	3,695,523
Xerox Corp.	11,720	132,436
Life Sciences Tools & Services - 0.2%
Mettler-Toledo International, Inc. (G)	4,556	1,073,758
Machinery - 0.7%
Caterpillar, Inc.	4,535	450,643
Deere & Co. (C)	8,236	747,829
PACCAR, Inc.	40,527	2,733,141
SPX Corp.	4,566	448,883
Media - 2.5%
CBS Corp. - Class B (C)	23,839	1,473,250
Comcast Corp. - Class A	98,206	4,912,264
DISH Network Corp. - Class A (G)	12,189	758,278
Omnicom Group, Inc.	2,550	185,130
Time Warner Cable, Inc.	11,747	1,611,454
Time Warner, Inc.	68,293	4,461,582
Walt Disney Co. - Class A	19,291	1,544,630
Metals & Mining - 0.6%
Alcoa, Inc.	135,179	1,739,754
Freeport-McMoRan Copper & Gold, Inc.	30,900	1,021,863
U.S. Steel Corp. (C)	29,580	816,704
Multi-Utilities - 1.0%
CMS Energy Corp.	44,147	1,292,624
Dominion Resources, Inc.	12,290	872,467
DTE Energy Co.	86	6,389
NiSource, Inc. - Class B	36,665	1,302,708
Public Service Enterprise Group, Inc.	36,480	1,391,347
Sempra Energy	11,136	1,077,519
Multiline Retail - 0.2%
Macy’s, Inc.	13,711	812,925
Nordstrom, Inc. (C)	6,611	412,857
Oil, Gas & Consumable Fuels - 4.2%
Anadarko Petroleum Corp. - Class A	12,917	1,094,845
Cheniere Energy, Inc. (G)	9,720	538,002
Chevron Corp.	52,912	6,291,766
ConocoPhillips	3,720	261,702
EOG Resources, Inc.	8,802	1,726,688
Exxon Mobil Corp.	78,096	7,628,417
Marathon Oil Corp.	44,150	1,568,208
Marathon Petroleum Corp.	26,662	2,320,661
Occidental Petroleum Corp.	27,603	2,630,290
Phillips 66	358	27,587
Pioneer Natural Resources Co. (C)	1,000	187,140
QEP Resources, Inc.	12,380	364,467
Range Resources Corp. (C)	1,376	114,167
Paper & Forest Products - 0.1%
International Paper Co.	9,426	432,465
Pharmaceuticals - 3.7%
Actavis PLC (G)	2,759	567,940

The notes are an integral part of this report. Transamerica Series Trust	March 31, 2014 Form N-Q

Transamerica Multi-Managed Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2014

(unaudited)

	Shares	Value
Pharmaceuticals (continued)
Allergan, Inc.	9,179	$ 1,139,114
Bristol-Myers Squibb Co.	96,172	4,996,135
Johnson & Johnson	98,431	9,668,877
Merck & Co., Inc.	64,290	3,649,743
Perrigo Co. PLC	6,960	1,076,434
Pfizer, Inc.	26,749	859,178
Real Estate Investment Trusts - 1.3%
American Tower Corp. - Class A	4,366	357,444
AvalonBay Communities, Inc.	6,870	902,168
Brandywine Realty Trust	22,915	331,351
DiamondRock Hospitality Co.	58,600	688,550
General Growth Properties, Inc.	8,800	193,600
Highwoods Properties, Inc. (C)	11,591	445,210
Host Hotels & Resorts, Inc.	6,058	122,614
Kilroy Realty Corp.	4,680	274,154
Kimco Realty Corp. (C)	21,470	469,764
Liberty Property Trust - Series C	6,600	243,936
Mid-America Apartment Communities, Inc. (C)	5,500	375,485
ProLogis, Inc. - Class A	17,208	702,603
Public Storage	1,340	225,777
Simon Property Group, Inc.	9,238	1,515,032
Ventas, Inc.	12,771	773,540
Road & Rail - 1.5%
CSX Corp.	109,241	3,164,712
Norfolk Southern Corp.	7,012	681,356
Union Pacific Corp.	26,950	5,057,437
Semiconductors & Semiconductor Equipment - 1.3%
Applied Materials, Inc. - Class A	44,689	912,549
Avago Technologies, Ltd. - Class A	21,385	1,377,408
Freescale Semiconductor, Ltd. (C) (G)	4,700	114,727
KLA-Tencor Corp. (C)	26,417	1,826,472
LAM Research Corp. (G)	29,518	1,623,490
Xilinx, Inc.	31,408	1,704,512
Software - 2.7%
Adobe Systems, Inc. (G)	28,832	1,895,416
CA, Inc.	7,090	219,577
Citrix Systems, Inc. (G)	12,133	696,798
Microsoft Corp.	207,675	8,512,598
Oracle Corp.	98,235	4,018,794
VMware, Inc. - Class A (C) (G)	6,132	662,379
Specialty Retail - 2.1%
AutoZone, Inc. (G)	3,329	1,788,006
Gap, Inc. - Class A	2,950	118,177
Home Depot, Inc.	54,699	4,328,332
Lowe’s Cos., Inc.	64,331	3,145,786
Ross Stores, Inc.	10,720	767,016
TJX Cos., Inc.	31,186	1,891,431
Textiles, Apparel & Luxury Goods - 0.5%
Lululemon Athletica, Inc. (C) (G)	4,329	227,662
V.F. Corp.	46,608	2,884,103
Tobacco - 0.8%
Philip Morris International, Inc.	58,674	4,803,640
Trading Companies & Distributors - 0.3%
WW Grainger, Inc. (C)	6,020	1,521,013
Water Utilities - 0.1%
American Water Works Co., Inc.	8,460	384,084

Total Common Stocks (cost $282,792,136)		358,715,504

	Contracts	Value
PURCHASED OPTION - 0.0% (D)
Put Option - 0.0% (D)
Eurodollar, Mid-Curve 1-Year Future
Exercise Price $98.63
Expires 12/12/2014	174	$ 88,087

Total Purchased Option (cost $92,183)		88,087

	Shares	Value
SHORT-TERM INVESTMENT COMPANY - 3.0%
BlackRock Provident TempFund 24 (H)	17,464,054	17,464,054

Total Short-Term Investment Company (cost $17,464,054)		17,464,054

SECURITIES LENDING COLLATERAL - 4.2%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.16% (F)	24,579,751	24,579,751

Total Securities Lending Collateral (cost $24,579,751)		24,579,751

	Principal	Value
REPURCHASE AGREEMENT - 0.6%
State Street Bank & Trust Co. 0.01% (F), dated 03/31/2014, to be repurchased at $3,648,602 on 04/01/2014. Collateralized by a U.S. Government Agency Obligation, 3.00%, due 03/01/2033, and with a value of $3,724,293.	$ 3,648,601	3,648,601

Total Repurchase Agreement (cost $3,648,601)		3,648,601

Total Investment Securities (cost $567,045,242) (I)		643,850,004
Other Assets and Liabilities - Net - (9.9)%		(57,778,781)

Net Assets - 100.0%		$ 586,071,223

	Principal	Value
TBA SHORT COMMITMENTS - (2.3)%
U.S. GOVERNMENT AGENCY OBLIGATIONS - (2.3)%
Fannie Mae, TBA
2.50%	$ (500,000)	$ (499,609)
3.00%	(1,350,000)	(1,302,961)
3.50%	(3,365,000)	(3,478,480)
4.00%	(900,000)	(951,574)
4.50%	(1,600,000)	(1,706,750)
5.00%	(900,000)	(981,211)
6.00%	(400,000)	(445,797)
Freddie Mac, TBA	(1,000,000)	(963,789)
3.00%
Ginnie Mae, TBA
3.50%	(700,000)	(714,109)
4.00%	(500,000)	(525,391)
4.50%	(1,800,000)	(1,940,344)

Total U.S. Government Agency Obligations (proceeds $13,528,523)		(13,510,015)

Total TBA Short Commitments (proceeds $13,528,523)		(13,510,015)

	Contracts	Value
WRITTEN OPTION - (0.0)% (D)
Put Option - (0.0)% (D)
Eurodollar, Mid-Curve 3-Year Future
Exercise Price $96.38
Expires 12/12/2014	87	(37,519)

Total Written Option (premiums $(30,701))		(37,519)

The notes are an integral part of this report. Transamerica Series Trust	March 31, 2014 Form N-Q

Transamerica Multi-Managed Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2014

(unaudited)

FUTURES CONTRACTS:

Description	Type	Contracts	Expiration Date	Net Unrealized Appreciation (Depreciation)
10-Year Japan Government Bond	Short	(2)	06/11/2014	$3,094
10-Year U.S. Treasury Note	Short	(121)	06/19/2014	76,837
2-Year U.S. Treasury Note	Long	51	06/30/2014	(12,915)
5-Year U.S. Treasury Note	Short	(18)	06/30/2014	1,023
90-Day Eurodollar	Short	(14)	12/14/2015	4,108
Long U.S. Treasury Bond	Long	63	06/19/2014	71,017
S&P 500 E-Mini Index	Long	41	06/20/2014	31,955
Ultra Long U.S. Treasury Bond	Long	36	06/19/2014	86,703

				$261,822

FORWARD FOREIGN CURRENCY CONTRACTS:

Currency	Counterparty	Contracts Bought (Sold)	Settlement Date	Amount in U.S. Dollars Bought (Sold)	Net Unrealized Appreciation (Depreciation)
EUR	BCLY	(549,000)	04/22/2014	$(746,440)	$(9,854)
ZAR	JPM	(4,287,000)	04/22/2014	(399,953)	(5,876)
ZAR	JPM	(1,426,000)	04/22/2014	(132,189)	(2,803)
ZAR	UBS	(2,859,000)	04/22/2014	(265,425)	(5,222)

					$(23,755)

VALUATION SUMMARY: (J)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at March 31, 2014
ASSETS
Investment Securities
U.S. Government Obligations	$—	$26,313,596	$—	$26,313,596
U.S. Government Agency Obligations	—	84,563,047	—	84,563,047
Foreign Government Obligations	—	3,486,626	—	3,486,626
Mortgage-Backed Securities	—	26,938,048	—	26,938,048
Asset-Backed Securities	—	34,634,242	—	34,634,242
Municipal Government Obligations	—	1,196,974	—	1,196,974
Corporate Debt Securities	—	61,355,897	—	61,355,897
Short-Term U.S. Government Obligation	—	319,948	—	319,948
Preferred Stocks	545,629	—	—	545,629
Common Stocks	358,715,504	—	—	358,715,504
Purchased Option	88,087	—	—	88,087
Short-Term Investment Company	17,464,054	—	—	17,464,054
Securities Lending Collateral	24,579,751	—	—	24,579,751
Repurchase Agreement	—	3,648,601	—	3,648,601

Total Investment Securities	$401,393,025	$242,456,979	$—	$643,850,004

Derivative Financial Instruments
Futures Contracts (K)	$274,737	$—	$—	$274,737

Total Derivative Financial Instruments	$274,737	$—	$—	$274,737

The notes are an integral part of this report. Transamerica Series Trust	March 31, 2014 Form N-Q

Transamerica Multi-Managed Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2014

(unaudited)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at March 31, 2014
LIABILITIES
TBA Short Commitments
U.S. Government Agency Obligations	$—	$(13,510,015)	$—	$(13,510,015)

Total TBA Short Commitments	$—	$(13,510,015)	$—	$(13,510,015)

Derivative Financial Instruments
Written Options	$(37,519)	$—	$—	$(37,519)
Futures Contracts (K)	(12,915)	—	—	(12,915)
Forward Foreign Currency Contracts (K)	—	(23,755)	—	(23,755)

Total Derivative Financial Instruments	$(50,434)	$(23,755)	$—	$(74,189)

NOTES TO SCHEDULE OF INVESTMENTS:

(A)	All or a portion of this security has been segregated by the custodian with the broker as collateral to cover margin requirements for open futures contracts. Total value of securities segregated as collateral to cover margin requirements for open futures contracts is $552,058.
(B)	Floating or variable rate note. Rate is listed as of March 31, 2014.
(C)	All or a portion of this security is on loan. The value of all securities on loan is $24,056,093. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(D)	Percentage rounds to less than 0.1%.
(E)	The security has a perpetual maturity. The date shown is the next call date.
(F)	Rate shown reflects the yield at March 31, 2014.
(G)	Non-income producing security.
(H)	The investment issuer is affiliated with the sub-adviser of the portfolio.
(I)	Aggregate cost for federal income tax purposes is $567,045,242. Aggregate gross unrealized appreciation and depreciation for all securities in which there is an excess of value over tax cost were $79,288,662 and $2,483,900, respectively. Net unrealized appreciation for tax purposes is $76,804,762.
(J)	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers between Levels 1 and 2 during the period ended March 31, 2014. See the notes to the schedules of investments for more information regarding pricing inputs and valuation techniques.
(K)	Derivative financial instruments valued at unrealized appreciation (depreciation) on the instrument.
(L)	Percentage rounds to less than 0.01%.

DEFINITIONS:

144A	144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2014, these securities aggregated $40,243,276, or 6.87% of the portfolio’s net assets.
BCLY	Barclays Bank PLC
IO	Interest only portion of a STRIP (Separate Trading of Registered Interest and Principal Security) Security
JPM	JPMorgan Chase Bank
MTN	Medium Term Note
Re-REMIC	Re-Securitized Real Estate Mortgage Investment Conduits (consist of a fixed pool of mortgages broken apart and marketed to investors as individual securities)
Reg S	Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
TBA	To Be Announced
UBS	UBS AG

CURRENCY ABBREVIATIONS:

EUR	Euro
ZAR	South African Rand

The notes are an integral part of this report. Transamerica Series Trust	March 31, 2014 Form N-Q

Transamerica Multi-Manager Alternative Strategies VP

SCHEDULE OF INVESTMENTS

At March 31, 2014

(unaudited)

	Shares	Value
INVESTMENT COMPANIES - 107.3%
Alternative Investments - 8.9%
Transamerica MLP & Energy Income (A)	2,264	$ 24,378
Fixed Income - 20.4%
Transamerica Emerging Markets Debt (A)	2,038	21,787
Transamerica Floating Rate (A)	1,064	10,704
Transamerica Short-Term Bond (A)	1,816	18,564
Transamerica Strategic High Income Mutual Fund (A)	452	4,552
Global/International Equity - 9.4%
Transamerica International Small Cap (A)	2,374	25,474
Tactical and Specialty - 68.6%
Transamerica Arbitrage Strategy (A)	2,000	20,075
Transamerica Commodity Strategy (A) (B)	1,161	10,357
Transamerica Global Macro (A) (B)	8,000	43,123
Transamerica Global Real Estate Securities (A)	1,650	21,864
Transamerica Long/Short Strategy (A) (B)	7,076	65,312
Transamerica Managed Futures Strategy (A)	2,651	25,899

Total Investment Companies (cost $288,899)		292,089

	Principal	Value
REPURCHASE AGREEMENT - 11.3%
State Street Bank & Trust Co. 0.01% (C), dated 03/31/2014, to be repurchased at $30,676 on 04/01/2014. Collateralized by a U.S. Government Agency Obligation, 3.00%, due 06/25/2037, and with a value of $33,127.	$ 30,676	30,676

Total Repurchase Agreement (cost $30,676)		30,676

Total Investment Securities (cost $319,575) (D)		322,765
Other Assets and Liabilities - Net - (18.6)%		(50,566)

Net Assets - 100.0%		$ 272,199

VALUATION SUMMARY: (E)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at March 31, 2014
ASSETS
Investment Securities
Investment Companies	$292,089	$—	$—	$292,089
Repurchase Agreement	—	30,676	—	30,676

Total Investment Securities	$292,089	$30,676	$—	$322,765

NOTES TO SCHEDULE OF INVESTMENTS:

(A)	The portfolio invests its assets in the Class I2 shares of the affiliated series of the Transamerica Funds.
(B)	Non-income producing security.
(C)	Rate shown reflects the yield at March 31, 2014.
(D)	Aggregate cost for federal income tax purposes is $319,575. Aggregate gross unrealized appreciation and depreciation for all securities in which there is an excess of value over tax cost were $4,327 and $1,137, respectively. Net unrealized appreciation for tax purposes is $3,190.
(E)	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers between Levels 1 and 2 during the period ended March 31, 2014. See the notes to the schedules of investments for more information regarding pricing inputs and valuation techniques.

The notes are an integral part of this report. Transamerica Series Trust	March 31, 2014 Form N-Q

Transamerica PIMCO Real Return TIPS VP

SCHEDULE OF INVESTMENTS

At March 31, 2014

(unaudited)

	Principal	Value
U.S. GOVERNMENT OBLIGATIONS - 106.8%
U.S. Treasury Inflation Indexed Bond
0.63%, 02/15/2043 (A)	$ 2,543,250	$ 2,129,575
0.75%, 02/15/2042 (A)	155,262	135,296
1.38%, 02/15/2044 (A)	2,613,311	2,666,803
1.75%, 01/15/2028 (A)	111,684	123,742
2.00%, 01/15/2026 (A)	2,357,680	2,684,624
2.13%, 02/15/2040 (A)	866,008	1,036,910
2.38%, 01/15/2025 - 01/15/2027 (A)	15,284,764	18,084,700
2.50%, 01/15/2029 (A)	544,885	661,695
3.63%, 04/15/2028 (A)	1,012,620	1,376,609
3.88%, 04/15/2029 (A)	1,565,586	2,210,168
U.S. Treasury Inflation Indexed Note
0.13%, 04/15/2016 - 01/15/2023 (A)	75,169,777	74,359,421
0.38%, 07/15/2023 (A)	1,709,180	1,690,485
0.50%, 04/15/2015 (A) (B)	3,238,455	3,304,235
0.63%, 07/15/2021 - 01/15/2024 (A)	15,099,698	15,504,800
1.13%, 01/15/2021 (A)	9,487,147	10,071,195
1.25%, 07/15/2020 (A)	22,476,188	24,221,599
1.38%, 01/15/2020 (A)	4,219,722	4,560,266
1.63%, 01/15/2015 (A)	3,188,712	3,270,920
1.88%, 07/15/2015 (A) (C)	120,245	126,069
2.00%, 01/15/2016 (A)	9,866,360	10,469,905
2.63%, 07/15/2017 (A) (C)	112,850	126,357

Total U.S. Government Obligations (cost $179,655,707)		178,815,374

FOREIGN GOVERNMENT OBLIGATIONS - 10.1%
Australia Government Bond
5.25%, 03/15/2019 (C)	AUD 1,900,000	1,905,898
5.50%, 04/21/2023	200,000	206,554
Brazil Letras do Tesouro Nacional
Zero Coupon, 01/01/2017	BRL 6,400,000	2,039,315
Brazil Notas do Tesouro Nacional
Series F
10.00%, 01/01/2021 - 01/01/2023	12,900,000	5,036,614
Italy Buoni Poliennali del Tesoro
1.70%, 09/15/2018	EUR 699,972	1,006,094
2.10%, 09/15/2016	105,890	153,153
4.75%, 09/15/2016	100,000	150,219
2.10%, 09/15/2021 - Reg S	214,326	305,187
5.25%, 08/01/2017 - Reg S	100,000	155,082
Series 2005-13, Class 3AV3
2.10%, 09/15/2017 - Reg S	459,832	669,343
Mexican Bonos de Proteccion al Ahorro
3.56%, 01/30/2020 (D)	MXN 6,800,000	518,817
New South Wales Treasury Corp.
2.75%, 11/20/2025	AUD 1,000,000	1,180,627
New Zealand Government Bond
2.00%, 09/20/2025	NZD 600,000	495,455
Slovenia Government International Bond
4.70%, 11/01/2016 - 144A	EUR 300,000	448,490
Spain Government Bond
3.80%, 04/30/2024 - 144A, Reg S	1,300,000	1,875,746
U.K. Gilt Inflation Linked
2.50%, 07/26/2016 - Reg S	GBP 100,000	563,830
Xunta de Galicia
6.13%, 04/03/2018	EUR 100,000	158,365

Total Foreign Government Obligations (cost $16,645,001)		16,868,789

	Principal	Value
MORTGAGE-BACKED SECURITIES - 1.0%
Commercial Mortgage Pass-Through Certificates
Series 2012-9W57, Class A
2.37%, 02/10/2029 - 144A	$ 800,000	$ 819,404
Countrywide Home Loan Mortgage Pass-Through Trust
Series 2004-J9, Class 2A5
5.50%, 01/25/2035	406,192	426,640
DBUBS Mortgage Trust
Series 2011-LC2A, Class A2
3.39%, 07/10/2044 - 144A	100,000	104,446
First Horizon Mortgage Pass-Through Trust
Series 2004-AR7, Class 2A2
2.56%, 02/25/2035 (D)	75,758	75,150
Granite Mortgages PLC
Series 2003-3, Class 1A3
0.64%, 01/20/2044 (D)	231,026	229,871
GSR Mortgage Loan Trust
Series 2005-AR7, Class 2A1
2.62%, 11/25/2035 (D)	82,887	80,751
JPMorgan Chase Commercial Mortgage Securities Corp.
Series 2005-LDP2, Class A3A
4.68%, 07/15/2042	26,541	26,847

Total Mortgage-Backed Securities (cost $1,746,742)		1,763,109

ASSET-BACKED SECURITIES - 0.6%
CIFC Funding, Ltd.
Series 2007-1A, Class A1L
0.50%, 05/10/2021 - 144A (D)	94,097	92,555
FFMLT Trust
Series 2005-FF11, Class A2D
0.49%, 11/25/2035 (D)	84,113	81,393
Fremont Home Loan Trust
Series 2005-C, Class M2
0.64%, 07/25/2035 (D)	100,000	87,032
RAMP Trust
Series 2006-RZ5, Class A2
0.33%, 08/25/2046 (D)	621,833	585,168
Structured Asset Securities Corp.
Series 2005-WF1, Class M1
0.81%, 02/25/2035 (D)	155,270	141,683

Total Asset-Backed Securities (cost $970,111)		987,831

CORPORATE DEBT SECURITIES - 3.0%
Commercial Banks - 0.8%
Eksportfinans ASA
5.50%, 06/26/2017	700,000	742,875
Intesa Sanpaolo SpA
3.13%, 01/15/2016	100,000	102,381
LBG Capital No. 2 PLC
15.00%, 12/21/2019	GBP 190,000	460,250
Electric Utilities - 0.2%
Electricite de France
0.69%, 01/20/2017 - 144A (C) (D)	$ 300,000	300,942
1.15%, 01/20/2017 - 144A (C) (E)	100,000	99,838
Oil, Gas & Consumable Fuels - 1.9%
Korea National Oil Corp.
3.13%, 04/03/2017 - 144A (C)	3,000,000	3,126,306

The notes are an integral part of this report. Transamerica Series Trust	March 31, 2014 Form N-Q

Transamerica PIMCO Real Return TIPS VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2014

(unaudited)

	Principal	Value
Real Estate Management & Development - 0.1%
Deutsche Annington Finance BV
3.20%, 10/02/2017 - 144A	$ 200,000	$ 205,277

Total Corporate Debt Securities (cost $4,938,524)		5,037,869

SHORT-TERM U.S. GOVERNMENT OBLIGATION - 0.8%
U.S. Treasury Bill
0.08%, 09/18/2014 (F) (G) (H)	1,400,000	1,399,504

Total Short-Term U.S. Government Obligation (cost $1,399,504)		1,399,504

SHORT-TERM U.S. GOVERNMENT AGENCY OBLIGATIONS - 0.2%
Freddie Mac
0.09%, 07/16/2014 (F)	200,000	199,950
0.11%, 07/17/2014 (F)	100,000	99,969

Total Short-Term U.S. Government Agency Obligations (cost $299,919)		299,919

SHORT-TERM FOREIGN GOVERNMENT OBLIGATION - 1.7%
Mexico Cetes
3.53%, 06/12/2014 (F)	MXN 37,132,000	2,824,699

Total Short-Term Foreign Government Obligation (cost $2,842,197)		2,824,699

	Contracts	Value
PURCHASED OPTION - 0.0% (I)
Put Option - 0.0% (I)
5-Year U.S. Treasury Note Future
Exercise Price $115.00
Expires 05/23/2014	36	563

Total Purchased Option (cost $334)		563

	Notional Amount	Value
PURCHASED SWAPTION - 0.0% (I)
Put Option - 0.0% (I)
OTC - If exercised the Series receives floating 3 Month LIBOR, and pays 3.875%, European Style (E)
Expires 04/14/2014
Counterparty: DUB	$ 500,000	12

Total Purchased Swaption (cost $25,425)		12

	Shares	Value
SECURITIES LENDING COLLATERAL - 3.0%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.16% (F)	4,946,909	4,946,909

Total Securities Lending Collateral (cost $4,946,909)		4,946,909

	Principal	Value
REPURCHASE AGREEMENTS - 66.1%
Bank of Nova Scotia 0.08% (F), dated 03/31/2014, to be repurchased at $48,000,107 on 04/01/2014. Collateralized by a U.S. Government Obligation, 0.00%, due 07/24/2014, and with a value of $49,022,381.	$ 48,000,000	48,000,000

	Principal	Value
REPURCHASE AGREEMENTS (continued)

JPMorgan Securities, Inc.
0.08% (F), dated 03/31/2014, to be repurchased at $14,000,031 on 04/01/2014. Collateralized by a U.S. Government Obligation, 0.63%, due 11/15/2016, and with a value of $14,323,352.

	$ 14,000,000	$ 14,000,000
State Street Bank & Trust Co. 0.01% (F), dated 03/31/2014, to be repurchased at $633,699 on 04/01/2014. Collateralized by a U.S. Government Agency Obligation, 2.75%, due 11/15/2028, and with a value of $647,097.	633,699	633,699
TD Securities (USA) LLC 0.08% (F), dated 03/31/2014, to be repurchased at $48,000,107 on 04/01/2014. Collateralized by a U.S. Government Obligation, 2.63%, due 12/31/2014, and with a value of $49,321,415.	48,000,000	48,000,000

Total Repurchase Agreements (cost $110,633,699)		110,633,699

Total Investment Securities (cost $324,104,072) (J)		323,578,277
Other Assets and Liabilities - Net - (93.3)%		(156,181,390)

Net Assets - 100.0%		$ 167,396,887

	Contracts	Value
WRITTEN OPTION - (0.0)% (I)
Call Option - (0.0)% (I)
5-Year U.S. Treasury Note Future
Exercise Price $120.00
Expires 05/23/2014	22	$ (3,953)

Total Written Option (premiums $(13,546))		(3,953)

	Notional Amount	Value
WRITTEN FOREIGN EXCHANGE OPTIONS - (0.0)% (I)
Call Options - (0.0)% (I)
OTC - USD vs. INR (E)
Exercise Price $64.00
Expires 06/26/2014
Counterparty: HSBC	$ 1,736,000	(13,612)
OTC - USD vs. INR (E)
Exercise Price $64.20
Expires 06/11/2014
Counterparty: GSC	781,000	(4,144)

Total Written Foreign Exchange Options (premiums $(23,734))		(17,756)

The notes are an integral part of this report. Transamerica Series Trust	March 31, 2014 Form N-Q

Transamerica PIMCO Real Return TIPS VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2014

(unaudited)

WRITTEN SWAPTIONS ON CREDIT DEFAULT SWAP AGREEMENTS:

Description	Counterparty	Fixed Deal Rate	Pay/Receive Floating Rate	Strike Price	Expiration Date	Notional Amount		Premiums Paid (Received)	Value
Put- OTC iTraxx Europe Series 20 Credit Default Swap	GSC	1.00%	Pay	0.90	06/18/2014	EUR	1,600,000	$(4,094)	$(2,005)
Put- OTC iTraxx Europe Series 20 Credit Default Swap	BNP	1.00	Pay	0.90	06/18/2014		400,000	(1,331)	(501)
Put- OTC iTraxx Europe Series 20 Credit Default Swap	BOA	1.00	Pay	0.90	06/18/2014		200,000	(670)	(251)
Put- OTC iTraxx Europe Series 20 Credit Default Swap	DUB	1.00	Pay	0.90	06/18/2014		300,000	(895)	(376)
Put- OTC iTraxx Europe Series 21 Credit Default Swap	GSC	1.00	Pay	1.00	06/18/2014		400,000	(1,075)	(563)
Put- OTC iTraxx Europe Series 21 Credit Default Swap	BNP	1.00	Pay	1.10	09/17/2014		700,000	(2,368)	(2,045)
Put- OTC iTraxx Europe Series 21 Credit Default Swap	GSC	1.00	Pay	1.10	09/17/2014		200,000	(700)	(584)

								$(11,133)	$(6,325)

WRITTEN SWAPTIONS ON INTEREST RATE SWAP AGREEMENTS:

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premiums Paid (Received)	Value
Put- OTC 5-Year Interest Rate Swap	DUB	6-Month USD LIBOR BBA	Pay	2.85%	04/14/2014	$2,200,000	$(26,400)	$0

CENTRALLY CLEARED SWAP AGREEMENTS: (K)

INTEREST RATE SWAP AGREEMENTS - FIXED RATE RECEIVABLE:

Floating Rate Index	Fixed Rate	Expiration Date	Notional Amount	Fair Value	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
3-Month USD-LIBOR	0.75%	09/17/2015	$5,100,000	$17,048	$8,959	$8,089

INTEREST RATE SWAP AGREEMENTS - FIXED RATE PAYABLE:

Floating Rate Index	Fixed Rate	Expiration Date	Notional Amount		Fair Value	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
3-Month USD-LIBOR	3.50%	12/18/2043		$4,900,000	$(8,412)	$241,953	$(250,365)
6-Month EURIBOR	0.55	01/17/2016	EUR	17,200,000	(65,871)	(21,044)	(44,827)
6-Month EURIBOR	2.00	01/29/2024		1,600,000	(53,795)	(12,126)	(41,669)
6-Month EURIBOR	2.75	09/17/2044		800,000	(59,917)	(39,392)	(20,525)
6-Month JPY-LIBOR	1.00	09/18/2023	JPY	340,000,000	(70,935)	(23,990)	(46,945)

					$(258,930)	$145,401	$(404,331)

The notes are an integral part of this report. Transamerica Series Trust	March 31, 2014 Form N-Q

Transamerica PIMCO Real Return TIPS VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2014

(unaudited)

OVER THE COUNTER SWAP AGREEMENTS:

CREDIT DEFAULT SWAP AGREEMENTS ON CORPORATE AND SOVEREIGN ISSUES - SELL PROTECTION: (L)

Reference Obligation	Fixed Deal Receive Rate	Expiration Date	Counterparty	Implied Credit Spread (BP) at 03/31/14 (M)	Notional Amount (N)	Fair Value	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
Brazil, 12.25%, 03/06/2030	1.00%	03/20/2019	DUB	162.75	$800,000	$(22,674)	$(39,126)	$16,452
Brazil, 12.25%, 03/06/2030	1.00	03/20/2019	BOA	162.75	400,000	(11,338)	(19,916)	8,578
Italy, 6.88%, 09/27/2023	1.00	03/20/2019	BCLY	128.32	1,700,000	(24,332)	(30,749)	6,417
Spain, 5.50%, 07/30/2017	1.00	03/20/2019	HSBC	100.2	600,000	(1,324)	(4,481)	3,157
Spain, 5.50%, 07/30/2017	1.00	03/20/2019	BOA	100.2	1,100,000	(2,428)	(6,683)	4,255

						$(62,096)	$(100,955)	$38,859

INTEREST RATE SWAP AGREEMENTS - FIXED RATE RECEIVABLE:

Floating Rate Index	Fixed Rate	Expiration Date	Counterparty	Notional Amount		Fair Value	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
6-Month AUD BBR BBSW	4.00%	06/18/2019	DUB	AUD	300,000	$2,503	$367	$2,136
6-Month AUD BBR BBSW	4.00	06/18/2019	BCLY		200,000	1,669	206	1,463
BRL-CDI	10.91	01/02/2017	HSBC	BRL	3,300,000	(35,091)	(2,960)	(32,131)
France CPI ex Tobacco	1.95	07/25/2021	BCLY	EUR	800,000	40,358	(5,058)	45,416
France CPI ex Tobacco	1.95	07/25/2021	BOA		1,700,000	85,761	1,749	84,012
France CPI ex Tobacco	1.95	07/25/2023	DUB		600,000	23,685	6,629	17,056
France CPI ex Tobacco (E)	2.11	10/08/2023	DUB		800,000	49,069	9,655	39,414
France CPI ex Tobacco	2.15	04/01/2021	GSC		2,000,000	164,391	11,699	152,692
France CPI ex Tobacco	2.15	04/01/2021	DUB		200,000	16,440	3,876	12,564

						$348,785	$26,163	$322,622

INTEREST RATE SWAP AGREEMENTS - FIXED RATE PAYABLE:

Floating Rate Index	Fixed Rate	Expiration Date	Counterparty	Notional Amount	Fair Value	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
U.S. CPI Urban Consumers NAS	1.73%	04/15/2016	GSC	$4,700,000	$(17,501)	$(8,380)	$(9,121)
U.S. CPI Urban Consumers NAS	1.83	11/29/2016	DUB	1,400,000	(8,049)	(528)	(7,521)
U.S. CPI Urban Consumers NAS	1.83	11/29/2016	BNP	600,000	(3,449)	(124)	(3,325)
U.S. CPI Urban Consumers NAS	1.85	11/29/2016	DUB	1,200,000	(7,629)	0	(7,629)
U.S. CPI Urban Consumers NAS	1.86	11/05/2016	DUB	900,000	(6,594)	0	(6,594)
U.S. CPI Urban Consumers NAS	1.91	04/15/2017	BCLY	1,400,000	(8,797)	0	(8,797)
U.S. CPI Urban Consumers NAS	1.93	02/10/2017	DUB	3,300,000	689	0	689
U.S. CPI Urban Consumers NAS	2.04	12/31/2017	BCLY	1,600,000	(9,142)	0	(9,142)
U.S. CPI Urban Consumers NAS	2.18	10/01/2018	GSC	800,000	(11,739)	(454)	(11,285)
U.S. CPI Urban Consumers NAS	2.36	01/28/2017	DUB	100,000	(5,188)	0	(5,188)
U.S. CPI Urban Consumers NAS	2.42	02/12/2017	GSC	700,000	(18,110)	0	(18,110)
U.S. CPI Urban Consumers NAS	2.50	07/15/2022	DUB	1,800,000	(67,328)	23,329	(90,657)

					$(162,837)	$13,843	$(176,680)

FUTURES CONTRACTS: (O)

Description	Type	Contracts	Expiration Date	Net Unrealized Appreciation (Depreciation)
5-Year U.S. Treasury Note	Long	36	06/30/2014	$(32,947)
90-Day Eurodollar	Long	30	12/14/2015	(10,777)
90-Day Eurodollar	Long	7	03/14/2016	(6,031)
OTC Call Options Strike @ EUR 144.00 on German Euro Bund Futures (Counterparty: MSC)	Short	(37)	05/23/2014	8,112
OTC Call Options Strike @ EUR 151.50 on German Euro Bund Futures (Counterparty: MSC)	Long	37	05/23/2014	(43)

				$(41,686)

The notes are an integral part of this report. Transamerica Series Trust	March 31, 2014 Form N-Q

Transamerica PIMCO Real Return TIPS VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2014

(unaudited)

FORWARD FOREIGN CURRENCY CONTRACTS:

Currency	Counterparty	Contracts Bought (Sold)	Settlement Date	Amount in U.S. Dollars Bought (Sold)	Net Unrealized Appreciation (Depreciation)
AUD	BOA	3,937,000	04/02/2014	$3,631,729	$18,944
AUD	BOA	(3,937,000)	04/02/2014	(3,543,390)	(107,282)
AUD	BOA	(3,937,000)	05/02/2014	(3,624,225)	(18,917)
BRL	BCLY	4,029,625	04/02/2014	1,780,656	(5,634)
BRL	BCLY	(4,029,625)	04/02/2014	(1,659,033)	(115,989)
BRL	BOA	4,029,625	04/02/2014	1,709,279	65,743
BRL	BOA	(4,029,625)	04/02/2014	(1,780,656)	5,634
BRL	BOA	(4,029,625)	05/05/2014	(1,696,113)	(63,645)
BRL	BCLY	(896,654)	08/04/2014	(373,093)	(8,898)
BRL	BCLY	(180,144)	08/04/2014	(75,523)	(1,222)
BRL	HSBC	(8,517,469)	08/04/2014	(3,508,163)	(120,435)
BRL	HSBC	(1,516,355)	08/04/2014	(628,098)	(17,897)
EUR	BOA	3,574,000	04/02/2014	4,928,789	(5,091)
EUR	BOA	(2,967,000)	04/02/2014	(4,072,207)	(15,261)
EUR	BOA	725,000	04/02/2014	1,000,075	(1,284)
EUR	HSBC	(1,332,000)	04/02/2014	(1,849,823)	14,802
EUR	BOA	(3,574,000)	05/02/2014	(4,928,546)	5,162
GBP	BNP	(175,000)	06/12/2014	(291,144)	(448)
GBP	DUB	108,000	06/12/2014	180,587	(633)
GBP	GSC	(551,000)	06/12/2014	(923,209)	5,112
MXN	BNP	(10,411,169)	05/14/2014	(776,721)	(18,003)
MXN	HSBC	11,945,000	05/14/2014	903,671	8,136
MXN	GSC	(38,889,223)	06/12/2014	(2,963,892)	1,853
NZD	BNP	(556,000)	04/02/2014	(463,483)	(18,962)
NZD	HSBC	(553,000)	05/02/2014	(477,909)	(751)

					$(394,966)

FORWARD FOREIGN CROSS CURRENCY CONTRACTS:

Currency	Counterparty	Contracts Bought (Sold)	Settlement Date	Amount in U.S. Dollars Bought (Sold)	Net Unrealized Appreciation (Depreciation)
PLN	GSC	849,935	04/30/2014	$281,608	$(1,068)
EUR	GSC	(202,000)	04/30/2014	(281,608)	3,341
PLN	BCLY	214,682	04/30/2014	71,130	(270)
EUR	BCLY	(51,000)	04/30/2014	(71,130)	875

					$2,878

The notes are an integral part of this report. Transamerica Series Trust	March 31, 2014 Form N-Q

Transamerica PIMCO Real Return TIPS VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2014

(unaudited)

VALUATION SUMMARY: (P)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at March 31, 2014
ASSETS
Investment Securities
U.S. Government Obligations	$—	$178,815,374	$—	$178,815,374
Foreign Government Obligations	—	16,868,789	—	16,868,789
Mortgage-Backed Securities	—	1,763,109	—	1,763,109
Asset-Backed Securities	—	987,831	—	987,831
Corporate Debt Securities	—	5,037,869	—	5,037,869
Short-Term U.S. Government Obligation	—	1,399,504	—	1,399,504
Short-Term U.S. Government Agency Obligations	—	299,919	—	299,919
Short-Term Foreign Government Obligation	—	2,824,699	—	2,824,699
Purchased Option	563	—	—	563
Purchased Swaption	—	12	—	12
Securities Lending Collateral	4,946,909	—	—	4,946,909
Repurchase Agreements	—	110,633,699	—	110,633,699

Total Investment Securities	$4,947,472	$318,630,805	$—	$323,578,277

Derivative Financial Instruments
Credit Default Swap Agreements (Q)	$—	$38,859	$—	$38,859
Interest Rate Swap Agreements (Q)	—	363,531	—	363,531
Futures Contracts (Q)	—	8,112	—	8,112
Forward Foreign Currency Contracts (Q)	—	125,386	—	125,386
Forward Foreign Cross Currency Contracts (Q)	—	4,216	—	4,216

Total Derivative Financial Instruments	$—	$540,104	$—	$540,104

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at March 31, 2014
LIABILITIES
Derivative Financial Instruments
Written Options	$(3,953)	$—	$—	$(3,953)
Written Foreign Exchange Options	—	(17,756)	—	(17,756)
Written Swaptions on Credit Default Swap Agreements	—	(6,325)	—	(6,325)
Written Swaptions on Interest Rate Swap Agreements	—	0	—	0
Interest Rate Swap Agreements (Q)	—	(613,831)	—	(613,831)
Futures Contracts (Q)	(49,755)	(43)	—	(49,798)
Forward Foreign Currency Contracts (Q)	—	(520,352)	—	(520,352)
Forward Foreign Cross Currency Contracts (Q)	—	(1,338)	—	(1,338)

Total Derivative Financial Instruments	$(53,708)	$(1,159,645)	$—	$(1,213,353)

NOTES TO SCHEDULE OF INVESTMENTS:

(A)	Security is subject to sale-buyback transactions.
(B)	All or a portion of this security has been segregated by the custodian with the broker as collateral to cover margin requirements for open futures contracts. Total value of securities segregated as collateral to cover margin requirements for open futures contracts is $116,725.
(C)	All or a portion of this security is on loan. The value of all securities on loan is $4,846,280. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(D)	Floating or variable rate note. Rate is listed as of March 31, 2014.
(E)	Illiquid. Total aggregate fair value of illiquid securities is $99,850, or 0.06% of the portfolio’s net assets, and total aggregate fair value of illiquid derivatives is $31,313, or 0.02% of the portfolio’s net assets.
(F)	Rate shown reflects the yield at March 31, 2014.
(G)	All or a portion of this security has been segregated by the custodian with the broker as collateral for centrally cleared swaps. Total value of securities segregated as collateral to cover centrally cleared swaps is $19,993.
(H)	All or a portion of this security has been segregated by the custodian with the broker as collateral for open options, swap, swaptions and/or forward foreign currency contracts. Total value of securities segregated for open options, swap, swaptions and/or forward foreign currency contracts is $865,679.
(I)	Percentage rounds to less than 0.1%.
(J)	Aggregate cost for federal income tax purposes is $324,104,072. Aggregate gross unrealized appreciation and depreciation for all securities in which there is an excess of value over tax cost were $903,756 and $1,429,551, respectively. Net unrealized depreciation for tax purposes is $525,795.
(K)	Cash in the amount of $638,000 has been segregated by the custodian with the broker as collateral for centrally cleared swaps.
(L)	If the portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the portfolio will either (a) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced obligation or (b) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced obligation.

The notes are an integral part of this report. Transamerica Series Trust	March 31, 2014 Form N-Q

Transamerica PIMCO Real Return TIPS VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2014

(unaudited)

NOTES TO SCHEDULE OF INVESTMENTS (continued):

(M)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.
(N)	The maximum potential amount the portfolio could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(O)	Cash in the amount of $27,000 has been segregated by the custodian with the broker as collateral to cover margin requirements for open futures contracts.
(P)	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers between Levels 1 and 2 during the period ended March 31, 2014. See the notes to the schedules of investments for more information regarding pricing inputs and valuation techniques.
(Q)	Derivative financial instruments valued at unrealized appreciation (depreciation) on the instrument.

DEFINITIONS:

144A	144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2014, these securities aggregated $7,073,004, or 4.23% of the portfolio’s net assets.
BBA	British Bankers’ Association
BBR	Bank Bill Rate
BBSW	Bank Bill Swap Reference Rate
BCLY	Barclays Bank PLC
BNP	BNP Paribas
BOA	Bank of America
BP	Basis Point
CDI	Credit Default Index
CPI	Consumer Price Index
DUB	Deutsche Bank AG
EURIBOR	Euro InterBank Offered Rate
GSC	Goldman Sachs & Co.
HSBC	HSBC Bank USA
LIBOR	London Interbank Offered Rate
MSC	Morgan Stanley
NAS	National Academy of Sciences
OTC	Over the Counter
Reg S	Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

CURRENCY ABBREVIATIONS:

AUD	Australian Dollar
BRL	Brazilian Real
EUR	Euro
GBP	Pound Sterling
INR	Indian Rupee
JPY	Japanese Yen
MXN	Mexican Peso
NZD	New Zealand Dollar
PLN	Polish Zloty
USD	United States Dollar

The notes are an integral part of this report. Transamerica Series Trust	March 31, 2014 Form N-Q

Transamerica PIMCO Tactical - Balanced VP

SCHEDULE OF INVESTMENTS

At March 31, 2014

(unaudited)

	Principal	Value
U.S. GOVERNMENT OBLIGATIONS - 46.8%
U.S. Treasury Bond
2.75%, 08/15/2042 (A)	$ 25,900,000	$ 22,112,125
U.S. Treasury Note
0.13%, 07/31/2014	2,921,000	2,921,570
0.25%, 05/31/2014 - 03/31/2015	60,089,000	60,135,199
0.25%, 11/30/2014 (B)	300,000	300,328
0.50%, 08/15/2014 - 10/15/2014	15,500,000	15,529,143
0.63%, 07/15/2014 (B)	9,500,000	9,515,219
0.75%, 06/15/2014	500,000	500,703
1.00%, 05/15/2014	500,000	500,567
1.00%, 08/31/2019 (C)	10,350,000	9,874,542
1.63%, 08/15/2022 (A) (B)	52,600,000	48,909,795
1.63%, 11/15/2022	400,000	370,156
2.25%, 05/31/2014	1,800,000	1,806,469

Total U.S. Government Obligations (cost $172,675,628)		172,475,816

U.S. GOVERNMENT AGENCY OBLIGATIONS - 9.6%
Fannie Mae
0.88%, 10/26/2017 (B)	1,800,000	1,774,386
1.88%, 09/18/2018 (B)	6,800,000	6,867,055
4.50%, 04/01/2028 - 10/01/2041	1,702,824	1,816,478
Financing Corp. Fico, PO
Series 2011-75, Class FA
05/11/2018	600,000	556,841
Freddie Mac
1.25%, 10/02/2019 (B)	14,450,000	13,840,325
2.38%, 01/13/2022	10,800,000	10,578,460

Total U.S. Government Agency Obligations (cost $35,347,350)		35,433,545

FOREIGN GOVERNMENT OBLIGATIONS - 0.4%
Province of Ontario Canada
1.65%, 09/27/2019 (B)	1,200,000	1,162,896
Russian Federation
7.50%, 03/31/2030 - Reg S (D)	137,000	155,838

Total Foreign Government Obligations (cost $1,367,187)		1,318,734

MORTGAGE-BACKED SECURITIES - 0.5%
Banc of America Commercial Mortgage Trust
Series 2006-6, Class A2
5.31%, 10/10/2045	15,556	15,593
Bear Stearns Alt-A Trust
Series 2005-5, Class 1A1
0.59%, 07/25/2035 (E)	72,712	73,762
Commercial Mortgage Trust
Series 2005-GG5, Class A42
5.25%, 04/10/2037 (E)	200,000	201,353
Series 2007-GG9, Class A2
5.38%, 03/10/2039	214,589	217,976
Countrywide Home Loan Mortgage Pass-Through Trust
Series 2005-9, Class 1A1
0.45%, 05/25/2035 (E)	110,469	94,808
DBRR Trust
Series 2012-EZ1, Class A
0.95%, 09/25/2045 - 144A	130,144	130,168
Series 2013-EZ2, Class A
0.85%, 02/25/2045 - 144A (E)	136,351	136,015

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
Morgan Stanley Bank of America Merrill Lynch Trust, IO
Series 2013-C8, Class XA
1.50%, 12/15/2048 (E)	$ 2,462,635	$ 170,397
Structured Adjustable Rate Mortgage Loan Trust
Series 2005-4, Class 6A1
0.39%, 03/25/2035 (E)	969,871	871,637

Total Mortgage-Backed Securities (cost $1,841,954)		1,911,709

ASSET-BACKED SECURITIES - 0.8%
ACA CLO, Ltd.
Series 2006-1A, Class A1
0.49%, 07/25/2018 - 144A (E)	62,304	62,180
American Express Credit Account Master Trust
Series 2012-5, Class A
0.59%, 05/15/2018	200,000	200,145
Ameriquest Mortgage Securities, Inc. Pass-Through Certificates
Series 2004-R3, Class M1
0.67%, 05/25/2034 (E)	573,609	504,608
BlueMountain CLO, Ltd.
Series 2005-1A, Class A1F
0.47%, 11/15/2017 - 144A (E)	48,325	48,228
FFMLT Trust
Series 2005-FF2, Class M3
0.87%, 03/25/2035 (E)	100,000	95,829
Series 2005-FF2, Class M4
1.04%, 03/25/2035 (E)	400,000	343,921
Fore CLO, Ltd.
Series 2007-1A, Class A1A
0.48%, 07/20/2019 - 144A (E)	110,920	110,003
Northstar Education Finance, Inc.
Series 2012-1, Class A
0.85%, 12/26/2031 - 144A (E)	125,046	125,089
RASC Trust
Series 2006-EMX2, Class A2
0.35%, 02/25/2036 (E)	771,490	753,640
SLC Private Student Loan Trust
Series 2006-A, Class A5
0.41%, 07/15/2036 (E)	200,000	197,960
SLM Private Credit Student Loan Trust
Series 2006-B, Class A4
0.41%, 03/15/2024 (E)	196,196	193,517
SLM Private Education Loan Trust
Series 2012-E, Class A1
0.91%, 10/16/2023 - 144A (E)	52,320	52,418
SLM Student Loan Trust
Series 2004-10, Class A5A
0.64%, 04/25/2023 - 144A (E)	171,548	171,383

Total Asset-Backed Securities (cost $2,789,526)		2,858,921

MUNICIPAL GOVERNMENT OBLIGATIONS - 0.3%
Bay Area Toll Authority (Revenue Bonds)
Series S1
6.92%, 04/01/2040	200,000	262,946
Los Angeles Community College District (General Obligation Unlimited)
6.60%, 08/01/2042	200,000	266,370
Port Authority of New York & New Jersey (Revenue Bonds)
4.46%, 10/01/2062	200,000	186,826

The notes are an integral part of this report. Transamerica Series Trust	March 31, 2014 Form N-Q

Transamerica PIMCO Tactical - Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2014

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
State of California - Build America Bonds (General Obligation Unlimited)
7.35%, 11/01/2039	$ 300,000	$ 405,423
Utah State Board of Regents (Revenue Bonds)
Series 2012-1, Class A
0.90%, 12/26/2031 (E)	120,728	121,143

Total Municipal Government Obligations (cost $1,292,029)		1,242,708

CORPORATE DEBT SECURITIES - 4.3%
Air Freight & Logistics - 0.0% (F)
United Parcel Service, Inc.
2.45%, 10/01/2022	100,000	94,859
Airlines - 0.0% (F)
Continental Airlines Pass-Through Trust
4.00%, 10/29/2024	50,000	50,500
5.50%, 10/29/2020	50,000	52,625
Automobiles - 0.1%
Daimler Finance North America LLC
0.84%, 01/09/2015 - 144A (E)	165,000	165,607
Volkswagen International Finance NV
0.68%, 11/18/2016 - 144A (E) (G)	250,000	250,392
Biotechnology - 0.1%
Amgen, Inc.
4.10%, 06/15/2021 (B)	400,000	423,182
Capital Markets - 0.2%
Goldman Sachs Group, Inc.
0.68%, 03/22/2016 (E)	300,000	299,155
6.15%, 04/01/2018 (B)	280,000	320,094
Morgan Stanley, Series MTN
6.63%, 04/01/2018 (B)	200,000	233,152
Commercial Banks - 0.8%
American Express Centurion Bank
0.69%, 11/13/2015 (E)	500,000	502,291
Bank of America Corp., Series MTN
6.88%, 04/25/2018 (B)	220,000	259,448
Bank of Montreal, Series MTN
2.55%, 11/06/2022	220,000	207,513
CIT Group, Inc.
5.25%, 04/01/2014 - 144A (B)	100,000	100,000
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
4.50%, 01/11/2021	220,000	238,055
Credit Agricole SA
7.88%, 01/23/2024 - 144A (B) (E) (H)	250,000	264,063
HSBC Holdings PLC
5.10%, 04/05/2021 (B)	280,000	313,069
JPMorgan Chase & Co.
3.25%, 09/23/2022	200,000	197,018
JPMorgan Chase Bank NA
6.00%, 10/01/2017	260,000	296,171
Sberbank of Russia Via SB Capital SA
5.18%, 06/28/2019 - Reg S (B)	400,000	406,000
Westpac Banking Corp.
0.99%, 09/25/2015 (E)	300,000	302,572
Commercial Services & Supplies - 0.1%
ADT Corp.
4.13%, 06/15/2023 (B)	40,000	35,815
Eaton Corp.
2.75%, 11/02/2022	125,000	118,329
ERAC USA Finance LLC
1.40%, 04/15/2016 - 144A (B)	100,000	100,501

	Principal	Value
Consumer Finance - 0.1%
Caterpillar Financial Services Corp., Series MTN
1.65%, 04/01/2014	$ 150,000	$ 150,000
PACCAR Financial Corp., Series MTN
0.51%, 02/08/2016 (E)	150,000	150,395
Toyota Motor Credit Corp.
0.53%, 05/17/2016 (E)	200,000	200,768
Diversified Financial Services - 0.3%
American Honda Finance Corp.
0.69%, 05/08/2014 - 144A (E)	150,000	150,100
General Electric Capital Corp.
0.84%, 12/11/2015 (E)	120,000	120,825
Helios Leasing I LLC
1.56%, 09/28/2024	177,108	167,623
LeasePlan Corp. NV
2.50%, 05/16/2018 - 144A (G)	300,000	297,885
3.00%, 10/23/2017 - 144A	250,000	254,800
Tagua Leasing LLC
1.58%, 11/16/2024	181,015	171,405
Diversified Telecommunication Services - 0.5%
AT&T, Inc.
0.62%, 02/12/2016 (E)	200,000	200,402
0.65%, 03/30/2017 (E)	500,000	499,700
Verizon Communications, Inc.
1.00%, 06/17/2019 (E)	300,000	302,594
1.76%, 09/15/2016 (E)	500,000	514,341
4.50%, 09/15/2020	100,000	108,604
5.15%, 09/15/2023	200,000	218,864
Electric Utilities - 0.2%
Duke Energy Progress, Inc.
0.44%, 03/06/2017 (E)	200,000	199,828
Entergy Louisiana LLC
3.30%, 12/01/2022	150,000	146,734
FirstEnergy Corp.
2.75%, 03/15/2018	100,000	99,696
Niagara Mohawk Power Corp.
4.12%, 11/28/2042 - 144A	200,000	183,684
Electrical Equipment - 0.0% (F)
Schneider Electric SA
2.95%, 09/27/2022 - 144A	150,000	144,584
Energy Equipment & Services - 0.1%
DCP Midstream Operating, LP
2.70%, 04/01/2019 (B)	100,000	99,759
Plains All American Pipeline, LP / PAA Finance Corp.
2.85%, 01/31/2023	100,000	92,971
Health Care Providers & Services - 0.0% (F)
McKesson Corp.
0.64%, 09/10/2015 (E)	100,000	100,101
Hotels, Restaurants & Leisure - 0.1%
Carnival Corp.
1.20%, 02/05/2016 (B)	200,000	201,201
Industrial Conglomerates - 0.1%
General Electric Co.
2.70%, 10/09/2022 (B)	260,000	251,994
4.50%, 03/11/2044	100,000	101,551
Insurance - 0.3%
First American Financial Corp.
4.30%, 02/01/2023	100,000	98,020
New York Life Global Funding
1.13%, 03/01/2017 - 144A (G)	200,000	199,122

The notes are an integral part of this report. Transamerica Series Trust	March 31, 2014 Form N-Q

Transamerica PIMCO Tactical - Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2014

(unaudited)

	Principal	Value
Insurance (continued)
Pricoa Global Funding I
1.15%, 11/25/2016 - 144A (G)	$ 500,000	$ 500,517
QBE Insurance Group, Ltd.
2.40%, 05/01/2018 - 144A (B)	200,000	195,563
Internet & Catalog Retail - 0.1%
Amazon.com, Inc.
2.50%, 11/29/2022	200,000	185,820
Machinery - 0.1%
Stanley Black & Decker, Inc.
2.90%, 11/01/2022	200,000	191,108
Media - 0.1%
British Sky Broadcasting Group PLC
3.13%, 11/26/2022 - 144A (B)	80,000	76,939
COX Communications, Inc.
3.25%, 12/15/2022 - 144A (B)	100,000	93,938
SES SA
3.60%, 04/04/2023 - 144A	200,000	193,842
Metals & Mining - 0.1%
BHP Billiton Finance USA, Ltd.
5.50%, 04/01/2014	150,000	150,000
Multi-Utilities - 0.0% (F)
Sempra Energy
2.88%, 10/01/2022	150,000	142,055
Oil, Gas & Consumable Fuels - 0.4%
Canadian Natural Resources, Ltd.
0.61%, 03/30/2016 (E)	100,000	99,951
Devon Energy Corp.
0.68%, 12/15/2015 (B) (E)	200,000	200,239
Dolphin Energy, Ltd.
5.50%, 12/15/2021 - Reg S	400,000	451,500
Petroleos Mexicanos
6.00%, 03/05/2020 (B)	200,000	225,250
Rosneft Finance SA, Series MTN
7.88%, 03/13/2018 - Reg S	200,000	223,500
Statoil ASA
2.45%, 01/17/2023	125,000	117,182
Western Gas Partners, LP
4.00%, 07/01/2022	115,000	113,994
Pharmaceuticals - 0.1%
AbbVie, Inc.
1.00%, 11/06/2015 (E)	200,000	201,973
Johnson & Johnson
0.30%, 11/28/2016 (E)	200,000	200,214
Real Estate Investment Trusts - 0.0% (F)
American Tower Corp.
3.50%, 01/31/2023 (B)	100,000	94,564
Road & Rail - 0.2%
Aviation Capital Group Corp.
3.88%, 09/27/2016 - 144A	200,000	207,178
Burlington Northern Santa Fe LLC
3.00%, 03/15/2023	200,000	188,764
Canadian National Railway Co.
2.25%, 11/15/2022	400,000	367,739
JB Hunt Transport Services, Inc.
2.40%, 03/15/2019	100,000	99,160
Software - 0.1%
Microsoft Corp.
2.13%, 11/15/2022 (B)	300,000	277,715
Specialty Retail - 0.0% (F)
QVC, Inc.
4.85%, 04/01/2024 - 144A (G)	100,000	101,306
Tobacco - 0.0% (F)
Reynolds American, Inc.
4.85%, 09/15/2023	100,000	104,751

	Principal	Value
Wireless Telecommunication Services - 0.1%
VimpelCom Holdings BV
5.20%, 02/13/2019 - 144A (B)	$ 200,000	$ 189,000

Total Corporate Debt Securities (cost $16,029,524)		15,851,724

SHORT-TERM U.S. GOVERNMENT OBLIGATIONS - 4.9%
U.S. Treasury Bill
0.05%, 05/08/2014 (I) (J)	563,000	562,971
0.05%, 04/17/2014 (I)	1,800,000	1,799,960
0.05%, 04/03/2014 (B) (I)	4,000,000	3,999,988
0.06%, 09/25/2014 (A) (I)	11,000	10,997
0.06%, 04/17/2014 (A) (C) (I)	5,000,000	4,999,867
0.08%, 08/14/2014 - 08/21/2014 (I)	5,400,000	5,398,335
0.11%, 02/05/2015 (I)	1,100,000	1,099,005
0.12%, 03/05/2015 (C) (I)	6,000	5,993

Total Short-Term U.S. Government Obligations (cost $17,877,116)		17,877,116

SHORT-TERM U.S. GOVERNMENT AGENCY OBLIGATIONS - 19.7%
Fannie Mae
0.08%, 07/14/2014 (I)	17,900,000	17,895,863
0.10%, 06/05/2014 (I)	4,000,000	3,999,278
0.12%, 08/01/2014 - 09/24/2014 (I)	3,800,000	3,798,217
Freddie Mac
0.01%, 05/07/2014 (I)	1,000,000	999,897
0.06%, 04/10/2014 (I)	1,400,000	1,399,979
0.07%, 05/14/2014 (I)	17,800,000	17,798,533
0.08%, 08/27/2014 - 09/17/2014 (I)	500,000	499,821
0.09%, 05/07/2014 - 07/18/2014 (I)	10,700,000	10,698,674
0.10%, 04/11/2014 - 10/24/2014 (I)	8,000,000	7,997,697
0.11%, 07/01/2014 - 07/11/2014 (I)	1,972,000	1,971,421
0.12%, 07/01/2014 - 07/11/2014 (I)	4,900,000	4,898,352
0.13%, 07/01/2014 (I)	400,000	399,874

Total Short-Term U.S. Government Agency Obligations (cost $72,357,606)		72,357,606

	Contracts	Value
PURCHASED OPTION - 0.6%
Put Option - 0.6%
S&P 500 Index
Index Value $1,550.00
Expires 12/20/2014	977	2,364,340

Total Purchased Option (cost $4,134,698)		2,364,340

	Notional Amount	Value
PURCHASED SWAPTIONS - 0.0% (F)
Put Options - 0.0% (F)
OTC - If exercised the Series receives floating 3 month LIBOR, and pays 3.45%, European Style (G)
Expires 09/21/2015
Counterparty: BNP	$ 300,000	28,233

The notes are an integral part of this report. Transamerica Series Trust	March 31, 2014 Form N-Q

Transamerica PIMCO Tactical – Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2014

(unaudited)

	Notional Amount	Value
Put Options (continued)
OTC - If exercised the Series receives payment upon the occurrence of a credit event specified in the North America Investment Grade Series 21 Index and pays 1.00%, European Style (G)
Expires 06/18/2014
Counterparty: BOA	$ 84,200,000	$ 4,884

Total Purchased Swaptions (cost $32,109)		33,117

	Shares	Value
SECURITIES LENDING COLLATERAL - 7.7%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.16% (I)	28,173,402	28,173,402

Total Securities Lending Collateral (cost $28,173,402)		28,173,402

	Principal	Value
REPURCHASE AGREEMENTS - 8.6%
Bank of America 0.08% (I), dated 03/31/2014, to be repurchased at $17,600,039 on 04/01/2014. Collateralized by a U.S. Government Obligation, 1.00%, due 03/31/2017, and with a value of $18,048,352.	$17,600,000	17,600,000
BNP Paribas 0.08% (I), dated 03/31/2014, to be repurchased at $5,500,040 on 04/01/2014. Collateralized by a U.S. Government Obligation, 1.63%, due 01/15/2018, and with a total value of $5,620,611.	5,500,000	5,500,000
State Street Bank & Trust Co. 0.01% (I), dated 03/31/2014, to be repurchased at $8,632,762 on 04/01/2014. Collateralized by a U.S. Government Agency Obligation, 4.00%, due 08/15/2039, and with a value of $8,806,278.	8,632,760	8,632,760

Total Repurchase Agreements (cost $31,732,760)		31,732,760

Total Investment Securities (cost $385,650,889) (K)		383,631,498
Other Assets and Liabilities - Net - (4.2)%		(15,292,278)

Net Assets - 100.0%		$ 368,339,220

The notes are an integral part of this report. Transamerica Series Trust	March 31, 2014 Form N-Q

Transamerica PIMCO Tactical – Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2014

(unaudited)

WRITTEN SWAPTIONS ON INTEREST RATE SWAP AGREEMENTS:

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premiums Paid (Received)	Value
Put - OTC 5-Year Interest Rate Swap	BNP	3-Month USD LIBOR BBA	Pay	2.50%	09/21/2015	$1,260,000	$(22,578)	$(35,093)

CENTRALLY CLEARED SWAP AGREEMENTS: (L)

CREDIT DEFAULT SWAP AGREEMENTS ON CREDIT INDICES - SELL PROTECTION: (M)

Reference Obligation	Fixed Deal Pay Rate	Expiration Date	Notional Amount (N)	Fair Value (O)	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
North American Investment Grade Index - Series 18	1.00%	06/20/2018	$23,800,000	$475,580	$304,637	$170,943
North American Investment Grade Index - Series 20	1.00	06/20/2018	26,600,000	531,480	297,413	234,067
North American Investment Grade Index - Series 21	1.00	12/20/2018	124,800,000	2,276,982	2,044,630	232,352
North American Investment Grade Index - Series 22	1.00	06/20/2019	72,700,000	1,135,794	1,072,906	62,888

				$4,419,836	$3,719,586	$700,250

INTEREST RATE SWAP AGREEMENTS - FIXED RATE RECEIVABLE:

Floating Rate Index	Fixed Rate	Expiration Date	Notional Amount		Fair Value	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
3-Month USD-LIBOR	2.65%	07/31/2023		$650,000	$(3,282)	$(4,114)	$832
6-Month EURIBOR	1.25	09/13/2018	EUR	700,000	22,341	(2,230)	24,571

					$19,059	$(6,344)	$25,403

INTEREST RATE SWAP AGREEMENTS - FIXED RATE PAYABLE:

Floating Rate Index	Fixed Rate	Expiration Date	Notional Amount		Fair Value	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
6-Month EURIBOR	2.00%	01/29/2024	EUR	500,000	$(16,810)	$(3,594)	$(13,216)

OVER THE COUNTER SWAP AGREEMENTS:

TOTAL RETURN SWAP AGREEMENTS - PAYABLE: (P)

Reference Entity	Floating Rate	Termination Date	Counterparty	Number of Shares or Units	Fair Value	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
iShares MSCI EAFE Index Fund	USD-3M-LIBOR BBA	08/15/2014	JPM	546,975	$28,814	$0	$28,814

FUTURES CONTRACTS: (Q)

Description	Type	Contracts	Expiration Date	Net Unrealized Appreciation (Depreciation)
10-Year U.S. Treasury Note	Long	3	06/19/2014	$(2,348)
5-Year U.S. Treasury Note	Long	41	06/30/2014	(31,106)
OTC Call Options Strike @ EUR 99.50 on 3-Month EURIBOR Futures (Counterparty: CSFB)	Short	(7)	12/15/2014	(785)
OTC Put Options Strike @ EUR 99.50 on 3-Month EURIBOR Futures (Counterparty: CSFB)	Short	(7)	12/15/2014	5,690
Russell 2000 Mini Index	Long	160	06/20/2014	(139,022)
S&P 500 E-Mini Index	Long	1,764	06/20/2014	1,495,372

				$1,327,801

The notes are an integral part of this report. Transamerica Series Trust	March 31, 2014 Form N-Q

Transamerica PIMCO Tactical – Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2014

(unaudited)

FORWARD FOREIGN CURRENCY CONTRACTS:

Currency	Counterparty	Contracts Bought (Sold)	Settlement Date	Amount in U.S. Dollars Bought (Sold)	Net Unrealized Appreciation (Depreciation)
JPY	CSFB	(371,900,000)	05/13/2014	$(3,600,549)	$(3,451)

VALUATION SUMMARY: (R)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at March 31, 2014
ASSETS
Investment Securities
U.S. Government Obligations	$—	$172,475,816	$—	$172,475,816
U.S. Government Agency Obligations	—	35,433,545	—	35,433,545
Foreign Government Obligations	—	1,318,734	—	1,318,734
Mortgage-Backed Securities	—	1,911,709	—	1,911,709
Asset-Backed Securities	—	2,858,921	—	2,858,921
Municipal Government Obligations	—	1,242,708	—	1,242,708
Corporate Debt Securities	—	15,851,724	—	15,851,724
Short-Term U.S. Government Obligations	—	17,877,116	—	17,877,116
Short-Term U.S. Government Agency Obligations	—	72,357,606	—	72,357,606
Purchased Option	2,364,340	—	—	2,364,340
Purchased Swaptions	—	33,117	—	33,117
Securities Lending Collateral	28,173,402	—	—	28,173,402
Repurchase Agreements	—	31,732,760	—	31,732,760

Total Investment Securities	$30,537,742	$353,093,756	$—	$383,631,498

Derivative Financial Instruments
Credit Default Swap Agreements (S)	$—	$700,250	$—	$700,250
Interest Rate Swap Agreements (S)	—	25,403	—	25,403
Total Return Swap Agreements (S)	—	28,814	—	28,814
Futures Contracts (S)	1,501,062	—	—	1,501,062

Total Derivative Financial Instruments	$1,501,062	$754,467	$—	$2,255,529

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at March 31, 2014
LIABILITIES
Derivative Financial Instruments
Written Swaptions on Interest Rate Swap Agreements	$—	$(35,093)	$—	$(35,093)
Interest Rate Swap Agreements (S)	—	(13,216)	—	(13,216)
Futures Contracts (S)	(173,261)	—	—	(173,261)
Forward Foreign Currency Contracts (S)	—	(3,451)	—	(3,451)

Total Derivative Financial Instruments	$(173,261)	$(51,760)	$—	$(225,021)

NOTES TO SCHEDULE OF INVESTMENTS:

(A)	All or a portion of this security has been segregated by the custodian with the broker as collateral for centrally cleared swaps. Total value of securities segregated as collateral to cover centrally cleared swaps is $1,930,529.
(B)	All or a portion of this security is on loan. The value of all securities on loan is $27,605,956. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(C)	All or a portion of this security has been segregated by the custodian with the broker as collateral to cover margin requirements for open futures contracts. Total value of securities segregated as collateral to cover margin requirements for open futures contracts is $1,669,076.
(D)	Step bond - Coupon rate changes in increments to maturity. Rate disclosed is as of March 31, 2014. Maturity date disclosed is the ultimate maturity date.
(E)	Floating or variable rate note. Rate is listed as of March 31, 2014.
(F)	Percentage rounds to less than 0.1%.

The notes are an integral part of this report. Transamerica Series Trust	March 31, 2014 Form N-Q

Transamerica PIMCO Tactical – Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2014

(unaudited)

NOTES TO SCHEDULE OF INVESTMENTS (continued):

(G)	Illiquid. Total aggregate fair value of illiquid securities is $1,382,339, or 0.38% of the portfolio’s net assets.
(H)	The security has a perpetual maturity. The date shown is the next call date.
(I)	Rate shown reflects the yield at March 31, 2014.
(J)	All or a portion of this security has been segregated by the custodian with the broker as collateral for open swap, swaptions and/or forward foreign currency contracts. Total value of securities segregated for open swap, swaptions and/or forward foreign currency contracts is $132,988.
(K)	Aggregate cost for federal income tax purposes is $385,650,889. Aggregate gross unrealized appreciation and depreciation for all securities in which there is an excess of value over tax cost were $745,675 and $2,765,066, respectively. Net unrealized depreciation for tax purposes is $2,019,391.
(L)	Cash in the amount of $2,469,000 has been segregated by the custodian with the broker as collateral for centrally cleared swaps.
(M)	If the portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the portfolio will either (a) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced obligation or (b) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced obligation.
(N)	The maximum potential amount the portfolio could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(O)	The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period ended. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(P)	At the termination date, a net cash flow is exchanged where the total return is equivalent to the return of the reference index less a financing rate, if any. As a receiver, the portfolio would receive payments based on any positive total return and would owe payments in the event of a negative total return. As the payer, the portfolio would owe payments on any net positive total return and would receive payment in the event of a negative total return.
(Q)	Cash in the amount of $7,082,000 has been segregated by the custodian with the broker as collateral to cover margin requirements for open futures contracts.
(R)	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers between Levels 1 and 2 during the period ended March 31, 2014. See the notes to the schedules of investments for more information regarding pricing inputs and valuation techniques.
(S)	Derivative financial instruments valued at unrealized appreciation (depreciation) on the instrument.

DEFINITIONS:

144A	144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2014, these securities aggregated $4,504,505, or 1.22% of the portfolio’s net assets.
BBA	British Bankers’ Association
BNP	BNP Paribas
BOA	Bank of America
CSFB	Credit Suisse First Boston
EURIBOR	Euro InterBank Offered Rate
IO	Interest only portion of a STRIP (Separate Trading of Registered Interest and Principal Security) Security
JPM	JPMorgan Chase Bank
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
OTC	Over the Counter
PO	Principal only portion of a STRIP (Separate Trading of Registered Interest and Principal Security) Security
Reg S	Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

CURRENCY ABBREVIATIONS:

EUR	Euro
JPY	Japanese Yen
USD	United States Dollar

The notes are an integral part of this report. Transamerica Series Trust	March 31, 2014 Form N-Q

Transamerica PIMCO Tactical - Conservative VP

SCHEDULE OF INVESTMENTS

At March 31, 2014

(unaudited)

	Principal	Value
U.S. GOVERNMENT OBLIGATIONS - 48.1%
U.S. Treasury Bond
2.75%, 08/15/2042 (A)	$ 11,100,000	$ 9,476,625
U.S. Treasury Note
0.13%, 07/31/2014	200,000	200,039
0.25%, 05/31/2014 - 02/28/2015	19,024,000	19,040,340
0.25%, 11/30/2014 (B)	100,000	100,109
0.38%, 11/15/2014	100,000	100,176
0.50%, 08/15/2014 - 10/15/2014	1,976,000	1,979,276
0.63%, 07/15/2014	7,819,000	7,831,526
0.75%, 06/15/2014	100,000	100,141
1.00%, 05/15/2014	1,400,000	1,401,586
1.00%, 08/31/2019 (C)	800,000	763,250
1.50%, 08/31/2018	2,500,000	2,495,313
1.63%, 08/15/2022	10,100,000	9,391,424
2.25%, 05/31/2014	500,000	501,797

Total U.S. Government Obligations (cost $53,374,852)		53,381,602

U.S. GOVERNMENT AGENCY OBLIGATIONS - 18.3%
Fannie Mae
0.88%, 10/26/2017	1,800,000	1,774,386
1.88%, 09/18/2018 (B)	2,200,000	2,221,694
4.50%, 05/01/2041	287,756	307,236
Fannie Mae, TBA
4.50%	1,000,000	1,066,719
Financing Corp. Fico, PO
Series 2011-75, Class FA
05/11/2018	600,000	556,841
Freddie Mac
1.25%, 10/02/2019 (B)	7,350,000	7,039,889
2.38%, 01/13/2022	7,500,000	7,346,152

Total U.S. Government Agency Obligations (cost $20,242,940)		20,312,917

FOREIGN GOVERNMENT OBLIGATIONS - 1.2%
Province of Ontario Canada
1.65%, 09/27/2019	1,200,000	1,162,896
Russian Federation
7.50%, 03/31/2030 - Reg S (D)	137,000	155,837

Total Foreign Government Obligations (cost $1,367,186)		1,318,733

MORTGAGE-BACKED SECURITIES - 0.9%
Banc of America Commercial Mortgage Trust
Series 2006-6, Class A2
5.31%, 10/10/2045	7,778	7,797
Banc of America Mortgage Trust
Series 2004-D, Class 2A2
2.87%, 05/25/2034 (E)	54,504	54,354
Bear Stearns Alt-A Trust
Series 2005-5, Class 1A1
0.59%, 07/25/2035 (E)	55,746	56,551
Commercial Mortgage Trust
Series 2005-GG5, Class A42
5.25%, 04/10/2037 (E)	100,000	100,677
Series 2007-GG9, Class A2
5.38%, 03/10/2039	117,513	119,368
Countrywide Home Loan Mortgage Pass-Through Trust
Series 2004-J3, Class A7
5.50%, 05/25/2034	343,593	355,462

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
DBRR Trust
Series 2012-EZ1, Class A
0.95%, 09/25/2045 - 144A	$ 72,044	$ 72,057
Series 2013-EZ2, Class A
0.85%, 02/25/2045 - 144A (E)	68,176	68,007
Morgan Stanley Bank of America Merrill Lynch Trust, IO
Series 2013-C8, Class XA
1.50%, 12/15/2048 (E)	2,265,624	156,765

Total Mortgage-Backed Securities (cost $994,969)		991,038

ASSET-BACKED SECURITIES - 1.0%
American Express Credit Account Master Trust
Series 2012-5, Class A
0.59%, 05/15/2018	100,000	100,073
Bear Stearns Asset Backed Securities Trust
Series 2005-SD1, Class 2M2
1.35%, 01/25/2045 (E)	346,384	279,781
BlueMountain CLO, Ltd.
Series 2005-1A, Class A1F
0.47%, 11/15/2017 - 144A (E)	48,325	48,228
FFMLT Trust
Series 2005-FF2, Class M4
1.04%, 03/25/2035 (E)	300,000	257,940
Northstar Education Finance, Inc.
Series 2012-1, Class A
0.85%, 12/26/2031 - 144A (E)	83,364	83,393
SLC Private Student Loan Trust
Series 2006-A, Class A5
0.41%, 07/15/2036 (E)	100,000	98,980
SLM Private Credit Student Loan Trust
Series 2006-B, Class A4
0.41%, 03/15/2024 (E)	98,098	96,759
SLM Private Education Loan Trust
Series 2012-E, Class A1
0.91%, 10/16/2023 - 144A (E)	26,160	26,209
SLM Student Loan Trust
Series 2004-10, Class A5A
0.64%, 04/25/2023 - 144A (E)	85,774	85,691

Total Asset-Backed Securities (cost $1,062,792)		1,077,054

MUNICIPAL GOVERNMENT OBLIGATIONS - 1.1%
Bay Area Toll Authority (Revenue Bonds)
Series S1
6.92%, 04/01/2040	200,000	262,946
Los Angeles Community College District (General Obligation Unlimited)
6.60%, 08/01/2042	200,000	266,370
Port Authority of New York & New Jersey (Revenue Bonds)
4.46%, 10/01/2062	200,000	186,826
State of California - Build America Bonds (General Obligation Unlimited)
7.35%, 11/01/2039	300,000	405,423
Utah State Board of Regents (Revenue Bonds)
Series 2012-1, Class A
0.90%, 12/26/2031 (E)	80,486	80,762

Total Municipal Government Obligations (cost $1,251,787)		1,202,327

The notes are an integral part of this report. Transamerica Series Trust	March 31, 2014 Form N-Q

Transamerica PIMCO Tactical - Conservative VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2014

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES - 9.5%
Air Freight & Logistics - 0.1%
United Parcel Service, Inc.
2.45%, 10/01/2022 (B)	$ 100,000	$ 94,859
Airlines - 0.1%
Continental Airlines Pass-Through Trust
4.00%, 10/29/2024	50,000	50,500
5.50%, 10/29/2020	50,000	52,625
Biotechnology - 0.4%
Amgen, Inc.
4.10%, 06/15/2021 (B)	400,000	423,182
Capital Markets - 0.6%
Goldman Sachs Group, Inc.
0.68%, 03/22/2016 (E)	150,000	149,578
6.15%, 04/01/2018 (B)	240,000	274,366
Morgan Stanley, Series MTN
6.63%, 04/01/2018 (B)	200,000	233,152
Commercial Banks - 2.1%
Bank of America Corp., Series MTN
6.88%, 04/25/2018 (B)	200,000	235,862
Bank of Montreal, Series MTN
2.55%, 11/06/2022	200,000	188,648
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
4.50%, 01/11/2021	200,000	216,413
Credit Agricole SA
7.88%, 01/23/2024 - 144A (B) (E) (F)	250,000	264,063
HSBC Holdings PLC
5.10%, 04/05/2021 (B)	240,000	268,345
JPMorgan Chase & Co.
3.25%, 09/23/2022	200,000	197,018
JPMorgan Chase Bank NA
6.00%, 10/01/2017	340,000	387,300
Sberbank of Russia Via SB Capital SA
5.18%, 06/28/2019 - Reg S (B)	400,000	406,000
Westpac Banking Corp.
0.99%, 09/25/2015 (E)	150,000	151,286
Commercial Services & Supplies - 0.2%
ADT Corp.
4.13%, 06/15/2023 (B)	40,000	35,815
Eaton Corp.
2.75%, 11/02/2022	250,000	236,658
Consumer Finance - 0.2%
Caterpillar Financial Services Corp., Series MTN
1.65%, 04/01/2014	75,000	75,000
PACCAR Financial Corp., Series MTN
0.51%, 02/08/2016 (E)	70,000	70,184
Toyota Motor Credit Corp.
0.53%, 05/17/2016 (E)	100,000	100,384
Diversified Financial Services - 0.7%
American Honda Finance Corp.
0.46%, 11/03/2014 - 144A (E)	300,000	300,404
0.69%, 05/08/2014 - 144A (E)	75,000	75,050
General Electric Capital Corp.
0.84%, 12/11/2015 (E)	60,000	60,412
Helios Leasing I LLC
1.56%, 09/28/2024	177,107	167,623
Tagua Leasing LLC
1.58%, 11/16/2024	181,015	171,405
Diversified Telecommunication Services - 0.6%
AT&T, Inc.
0.62%, 02/12/2016 (E)	100,000	100,201
0.65%, 03/30/2017 (E)	100,000	99,940

	Principal	Value
Diversified Telecommunication Services (continued)
Verizon Communications, Inc.
1.00%, 06/17/2019 (E)	$ 200,000	$ 201,729
1.76%, 09/15/2016 (E)	100,000	102,868
4.50%, 09/15/2020 (B)	100,000	108,605
5.15%, 09/15/2023	100,000	109,432
Electric Utilities - 0.4%
Duke Energy Progress, Inc.
0.44%, 03/06/2017 (E)	100,000	99,914
Entergy Louisiana LLC
3.30%, 12/01/2022	100,000	97,822
FirstEnergy Corp.
2.75%, 03/15/2018 (B)	100,000	99,697
Niagara Mohawk Power Corp.
4.12%, 11/28/2042 - 144A	200,000	183,684
Electrical Equipment - 0.1%
Schneider Electric SA
2.95%, 09/27/2022 - 144A	150,000	144,584
Energy Equipment & Services - 0.1%
DCP Midstream Operating, LP
2.70%, 04/01/2019 (B)	100,000	99,759
Health Care Providers & Services - 0.1%
McKesson Corp.
0.64%, 09/10/2015 (E)	100,000	100,101
Hotels, Restaurants & Leisure - 0.1%
Carnival Corp.
1.20%, 02/05/2016 (B)	100,000	100,600
Industrial Conglomerates - 0.2%
General Electric Co.
2.70%, 10/09/2022 (B)	140,000	135,689
4.50%, 03/11/2044	100,000	101,551
Insurance - 0.3%
New York Life Global Funding
1.13%, 03/01/2017 - 144A (G)	100,000	99,561
QBE Insurance Group, Ltd.
2.40%, 05/01/2018 - 144A (B)	300,000	293,344
Internet & Catalog Retail - 0.2%
Amazon.com, Inc.
2.50%, 11/29/2022 (B)	200,000	185,820
Media - 0.1%
British Sky Broadcasting Group PLC
3.13%, 11/26/2022 - 144A (B)	80,000	76,939
Metals & Mining - 0.1%
BHP Billiton Finance USA, Ltd.
5.50%, 04/01/2014	75,000	75,000
Multi-Utilities - 0.1%
Sempra Energy
2.88%, 10/01/2022	150,000	142,055
Oil, Gas & Consumable Fuels - 1.2%
Devon Energy Corp.
0.68%, 12/15/2015 (B) (E)	100,000	100,120
Dolphin Energy, Ltd.
5.50%, 12/15/2021 - Reg S	400,000	451,500
Petroleos Mexicanos
6.00%, 03/05/2020	200,000	225,250
Rosneft Finance SA, Series MTN
7.88%, 03/13/2018 - Reg S	200,000	223,500
Statoil ASA
2.45%, 01/17/2023	250,000	234,364
Western Gas Partners, LP
4.00%, 07/01/2022	85,000	84,256
Pharmaceuticals - 0.5%
AbbVie, Inc.
1.00%, 11/06/2015 (E)	100,000	100,987
2.90%, 11/06/2022 (B)	350,000	336,938

The notes are an integral part of this report. Transamerica Series Trust	March 31, 2014 Form N-Q

Transamerica PIMCO Tactical - Conservative VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2014

(unaudited)

	Principal	Value
Pharmaceuticals (continued)
Johnson & Johnson
0.30%, 11/28/2016 (E)	$ 100,000	$ 100,107
Road & Rail - 0.3%
Aviation Capital Group Corp.
3.88%, 09/27/2016 - 144A	100,000	103,589
Burlington Northern Santa Fe LLC
3.00%, 03/15/2023	200,000	188,764
Canadian National Railway Co.
2.25%, 11/15/2022	100,000	91,935
Software - 0.2%
Microsoft Corp.
2.13%, 11/15/2022 (B)	200,000	185,143
Specialty Retail - 0.1%
QVC, Inc.
4.85%, 04/01/2024 - 144A (B) (G)	100,000	101,306
Transportation Infrastructure - 0.2%
Sydney Airport Finance Co. Pty, Ltd.
3.90%, 03/22/2023 - 144A	200,000	195,634
Wireless Telecommunication Services - 0.2%
VimpelCom Holdings BV
5.20%, 02/13/2019 - 144A (B)	200,000	189,000

Total Corporate Debt Securities (cost $10,737,615)		10,557,420

SHORT-TERM U.S. GOVERNMENT OBLIGATIONS - 4.7%
U.S. Treasury Bill
0.05%, 04/03/2014 - 05/08/2014 (H)	1,800,000	1,799,941
0.05%, 04/17/2014 (C) (H)	81,000	80,998
0.06%, 04/17/2014 (H)	2,100,000	2,099,944
0.08%, 08/21/2014 (C) (H)	600,000	599,816
0.09%, 08/14/2014 (A) (H)	600,000	599,803

Total Short-Term U.S. Government Obligations (cost $5,180,502)		5,180,502

SHORT-TERM U.S. GOVERNMENT AGENCY OBLIGATIONS - 11.0%
Fannie Mae
0.10%, 06/05/2014 (H)	300,000	299,946
Freddie Mac
0.07%, 05/14/2014 (H)	6,200,000	6,199,489
0.08%, 05/16/2014 (H)	300,000	299,970
0.09%, 04/11/2014 (H)	300,000	299,993
0.10%, 05/07/2014 - 10/24/2014 (H)	4,000,000	3,998,622
0.11%, 07/01/2014 (H)	600,000	599,833
0.12%, 07/01/2014 (H)	100,000	99,970
0.13%, 07/01/2014 (H)	400,000	399,874

Total Short-Term U.S. Government Agency Obligations (cost $12,197,697)		12,197,697

	Contracts	Value
PURCHASED OPTION - 0.5%
Put Option - 0.5%
S&P 500 Index
Index Value $1,550.00
Expires 12/20/2014	249	602,580

Total Purchased Option (cost $1,053,777)		602,580

	Notional Amount	Value
PURCHASED SWAPTIONS - 0.0% (I)
Put Options - 0.0% (I)
OTC - If exercised the Series receives floating 3 month LIBOR, and pays 3.45%, European Style (G)
Expires 09/21/2015
Counterparty: BNP	$ 300,000	$ 28,233
OTC - If exercised the Series receives payment upon the occurrence of a credit event specified in the North America Investment Grade Series 21 Index and pays 1.00%, European Style (G)
Expires 06/18/2014
Counterparty: BOA	33,300,000	1,932

Total Purchased Swaptions (cost $27,019)		30,165

	Shares	Value
SECURITIES LENDING COLLATERAL - 11.2%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.16% (H)	12,430,495	12,430,495

Total Securities Lending Collateral (cost $12,430,495)		12,430,495

	Principal	Value
REPURCHASE AGREEMENTS - 2.4%
BNP Paribas 0.08% (H), dated 03/31/2014, to be repurchased at $800,002 on 04/01/2014. Collateralized by a U.S. Government Obligation, 1.63%, due 01/15/2018, and with a value of $817,497.	$ 800,000	800,000
State Street Bank & Trust Co. 0.01% (H), dated 03/31/2014, to be repurchased at $1,856,536 on 04/01/2014. Collateralized by a U.S. Government Agency Obligation, 4.00%, due 08/15/2039, and with a value of $1,894,465.	1,856,536	1,856,536

Total Repurchase Agreements (cost $2,656,536)		2,656,536

Total Investment Securities (cost $122,578,167) (J)		121,939,066
Other Assets and Liabilities - Net - (9.9)%		(10,972,393)

Net Assets - 100.0%		$ 110,966,673

The notes are an integral part of this report. Transamerica Series Trust	March 31, 2014 Form N-Q

Transamerica PIMCO Tactical - Conservative VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2014

(unaudited)

WRITTEN SWAPTIONS ON INTEREST RATE SWAP AGREEMENTS:

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premiums Paid (Received)	Value
Put - OTC 5-Year Interest Rate Swap	BNP	3-Month USD LIBOR BBA	Pay	2.50%	09/21/2015	$1,260,000	$(22,578)	$(35,093)

CENTRALLY CLEARED SWAP AGREEMENTS: (K)

CREDIT DEFAULT SWAP AGREEMENTS ON CREDIT INDICES - SELL PROTECTION: (L)

Reference Obligation	Fixed Deal Pay Rate	Expiration Date	Notional Amount (M)	Fair Value (N)	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
North American Investment Grade Index - Series 20	1.00%	06/20/2018	$9,400,000	$187,808	$103,832	$83,976
North American Investment Grade Index - Series 21	1.00	12/20/2018	46,100,000	841,270	686,272	154,998
North American Investment Grade Index - Series 22	1.00	06/20/2019	26,800,000	418,706	395,513	23,193

				$1,447,784	$1,185,617	$262,167

INTEREST RATE SWAP AGREEMENTS - FIXED RATE RECEIVABLE:

Floating Rate Index	Fixed Rate	Expiration Date	Notional Amount		Fair Value	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
3-Month USD-LIBOR	2.65%	07/31/2023		$450,000	$(2,272)	$(2,883)	$611
6-Month EURIBOR	1.25	09/13/2018	EU	R 525,000	16,756	(1,673)	18,429

					$14,484	$(4,556)	$19,040

INTEREST RATE SWAP AGREEMENTS - FIXED RATE PAYABLE:

Floating Rate Index	Fixed Rate	Expiration Date	Notional Amount		Fair Value	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
6-Month EURIBOR	2.00%	01/29/2024	EU	R 200,000	$(6,725)	$(1,438)	$(5,287)

OVER THE COUNTER SWAP AGREEMENTS:

TOTAL RETURN SWAP AGREEMENTS - PAYABLE: (O)

Reference Entity	Floating Rate	Termination Date	Counterparty	Number of Shares or Units	Fair Value	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
iShares MSCI EAFE Index Fund	USD-3M-LIBOR BBA	08/15/2014	JPM	82,861	$5,908	$0	$5,908

FUTURES CONTRACTS: (P)

Description	Type	Contracts	Expiration Date	Net Unrealized Appreciation (Depreciation)
10-Year U.S. Treasury Note	Long	2	06/19/2014	$(1,565)
5-Year U.S. Treasury Note	Long	23	06/30/2014	(17,450)
OTC Call Options Strike @ EUR 99.50 on 3-Month EURIBOR Futures (Counterparty: CSFB)	Short	(4)	12/15/2014	(436)
OTC Put Options Strike @ EUR 99.50 on 3-Month EURIBOR Futures (Counterparty: CSFB)	Short	(4)	12/15/2014	3,215
Russell 2000 Mini Index	Long	48	06/20/2014	(43,663)
S&P 500 E-Mini Index	Long	416	06/20/2014	304,984

				$245,085

The notes are an integral part of this report. Transamerica Series Trust	March 31, 2014 Form N-Q

Transamerica PIMCO Tactical - Conservative VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2014

(unaudited)

FORWARD FOREIGN CURRENCY CONTRACTS:

Currency	Counterparty	Contracts Bought (Sold)	Settlement Date	Amount in U.S. Dollars Bought (Sold)	Net Unrealized Appreciation (Depreciation)
JPY	CSFB	(144,700,000)	05/13/2014	$(1,400,913)	$(1,343)

VALUATION SUMMARY: (Q)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at March 31, 2014
ASSETS
Investment Securities
U.S. Government Obligations	$—	$53,381,602	$—	$53,381,602
U.S. Government Agency Obligations	—	20,312,917	—	20,312,917
Foreign Government Obligations	—	1,318,733	—	1,318,733
Mortgage-Backed Securities	—	991,038	—	991,038
Asset-Backed Securities	—	1,077,054	—	1,077,054
Municipal Government Obligations	—	1,202,327	—	1,202,327
Corporate Debt Securities	—	10,557,420	—	10,557,420
Short-Term U.S. Government Obligations	—	5,180,502	—	5,180,502
Short-Term U.S. Government Agency Obligations	—	12,197,697	—	12,197,697
Purchased Option	602,580	—	—	602,580
Purchased Swaptions	—	30,165	—	30,165
Securities Lending Collateral	12,430,495	—	—	12,430,495
Repurchase Agreements	—	2,656,536	—	2,656,536

Total Investment Securities	$13,033,075	$108,905,991	$—	$121,939,066

Derivative Financial Instruments
Credit Default Swap Agreements (R)	$—	$262,167	$—	$262,167
Interest Rate Swap Agreements (R)	—	19,040	—	19,040
Total Return Swap Agreements (R)	—	5,908	—	5,908
Futures Contracts (R)	308,199	—	—	308,199

Total Derivative Financial Instruments	$308,199	$287,115	$—	$595,314

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at March 31, 2014
LIABILITIES
Derivative Financial Instruments
Written Swaptions on Interest Rate Swap Agreements	$—	$(35,093)	$—	$(35,093)
Interest Rate Swap Agreements (R)	—	(5,287)	—	(5,287)
Futures Contracts (R)	(63,114)	—	—	(63,114)
Forward Foreign Currency Contracts (R)	—	(1,343)	—	(1,343)

Total Derivative Financial Instruments	$(63,114)	$(41,723)	$—	$(104,837)

NOTES TO SCHEDULE OF INVESTMENTS:

(A)	All or a portion of this security has been segregated by the custodian with the broker as collateral for centrally cleared swaps. Total value of securities segregated as collateral to cover centrally cleared swaps is $964,447.
(B)	All or a portion of this security is on loan. The value of all securities on loan is $12,180,301. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(C)	All or a portion of this security has been segregated by the custodian with the broker as collateral to cover margin requirements for open futures contracts. Total value of securities segregated as collateral to cover margin requirements for open futures contracts is $839,228.
(D)	Step bond - Coupon rate changes in increments to maturity. Rate disclosed is as of March 31, 2014. Maturity date disclosed is the ultimate maturity date.
(E)	Floating or variable rate note. Rate is listed as of March 31, 2014.
(F)	The security has a perpetual maturity. The date shown is the next call date.
(G)	Illiquid. Total aggregate fair value of illiquid securities is $231,032, or 0.21% of the portfolio’s net assets.
(H)	Rate shown reflects the yield at March 31, 2014.
(I)	Percentage rounds to less than 0.1%.

The notes are an integral part of this report. Transamerica Series Trust	March 31, 2014 Form N-Q

Transamerica PIMCO Tactical - Conservative VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2014

(unaudited)

NOTES TO SCHEDULE OF INVESTMENTS (continued):

(J)	Aggregate cost for federal income tax purposes is $122,578,167. Aggregate gross unrealized appreciation and depreciation for all securities in which there is an excess of value over tax cost were $377,537 and $1,016,638, respectively. Net unrealized depreciation for tax purposes is $639,101.
(K)	Cash in the amount of $651,000 has been segregated by the custodian with the broker as collateral for centrally cleared swaps.
(L)	If the portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the portfolio will either (a) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced obligation or (b) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced obligation.
(M)	The maximum potential amount the portfolio could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(N)	The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period ended. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(O)	At the termination date, a net cash flow is exchanged where the total return is equivalent to the return of the reference index less a financing rate, if any. As a receiver, the portfolio would receive payments based on any positive total return and would owe payments in the event of a negative total return. As the payer, the portfolio would owe payments on any net positive total return and would receive payment in the event of a negative total return.
(P)	Cash in the amount of $1,311,000 has been segregated by the custodian with the broker as collateral to cover margin requirements for open futures contracts.
(Q)	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers between Levels 1 and 2 during the period ended March 31, 2014. See the notes to the schedules of investments for more information regarding pricing inputs and valuation techniques.
(R)	Derivative financial instruments valued at unrealized appreciation (depreciation) on the instrument.

DEFINITIONS:

144A	144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2014, these securities aggregated $2,410,743, or 2.17% of the portfolio’s net assets.
BBA	British Bankers’ Association
BNP	BNP Paribas
BOA	Bank of America
CSFB	Credit Suisse First Boston
EURIBOR	Euro InterBank Offered Rate
IO	Interest only portion of a STRIP (Separate Trading of Registered Interest and Principal Security) Security
JPM	JPMorgan Chase Bank
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
OTC	Over the Counter
PO	Principal only portion of a STRIP (Separate Trading of Registered Interest and Principal Security) Security
Reg S	Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
TBA	To Be Announced

CURRENCY ABBREVIATIONS:

EUR	Euro
JPY	Japanese Yen
USD	United States Dollar

The notes are an integral part of this report. Transamerica Series Trust	March 31, 2014 Form N-Q

Transamerica PIMCO Tactical - Growth VP

SCHEDULE OF INVESTMENTS

At March 31, 2014

(unaudited)

	Principal	Value
U.S. GOVERNMENT OBLIGATIONS - 45.1%
U.S. Treasury Bond
2.75%, 08/15/2042 (A)	$ 6,400,000	$ 5,464,000
U.S. Treasury Note
0.13%, 07/31/2014	1,800,000	1,800,351
0.25%, 05/31/2014 - 03/31/2015	37,106,000	37,135,154
0.38%, 11/15/2014	100,000	100,176
0.50%, 08/15/2014 - 10/15/2014	5,429,000	5,438,528
0.63%, 07/15/2014	5,400,000	5,408,651
0.75%, 06/15/2014	300,000	300,422
1.00%, 05/15/2014	300,000	300,340
1.00%, 08/31/2019 (B)	1,600,000	1,526,499
1.63%, 08/15/2022	5,800,000	5,393,095
2.25%, 05/31/2014	1,100,000	1,103,953

Total U.S. Government Obligations (cost $63,957,226)		63,971,169

U.S. GOVERNMENT AGENCY OBLIGATIONS - 11.6%
Fannie Mae
0.88%, 10/26/2017	900,000	887,193
1.88%, 09/18/2018 (C)	1,800,000	1,817,750
4.50%, 03/01/2039 - 05/01/2041	1,864,370	1,989,246
Financing Corp. Fico, PO
Series 2011-75, Class FA
05/11/2018	200,000	185,614
Freddie Mac
1.25%, 10/02/2019	7,525,000	7,207,505
2.38%, 01/13/2022	4,500,000	4,407,692

Total U.S. Government Agency Obligations (cost $16,437,038)		16,495,000

FOREIGN GOVERNMENT OBLIGATIONS - 0.5%
Province of Ontario Canada
1.65%, 09/27/2019 (C)	600,000	581,448
Russian Federation
7.50%, 03/31/2030 - Reg S (D)	68,500	77,919

Total Foreign Government Obligations (cost $683,593)		659,367

MORTGAGE-BACKED SECURITIES - 0.8%
Banc of America Commercial Mortgage Trust
Series 2006-6, Class A2
5.31%, 10/10/2045	15,556	15,593
Bear Stearns Alt-A Trust
Series 2005-5, Class 1A1
0.59%, 07/25/2035 (E)	53,322	54,092
Commercial Mortgage Trust
Series 2005-GG5, Class A42
5.25%, 04/10/2037 (E)	200,000	201,354
Series 2007-GG9, Class A2
5.38%, 03/10/2039	229,917	233,545
Credit Suisse First Boston Mortgage Securities Corp.
Series 2004-AR7, Class 2A1
2.78%, 11/25/2034 (E)	142,983	144,739
DBRR Trust
Series 2012-EZ1, Class A
0.95%, 09/25/2045 - 144A	146,411	146,439
Series 2013-EZ2, Class A
0.85%, 02/25/2045 - 144A (E)	136,351	136,015

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
Morgan Stanley Bank of America Merrill Lynch Trust, IO
Series 2013-C8, Class XA
1.50%, 12/15/2048 (E)	$ 985,054	$ 68,159
WaMu Mortgage Pass-Through Certificates
Series 2005-AR4, Class A5
2.40%, 04/25/2035 (E)	100,000	97,254

Total Mortgage-Backed Securities (cost $1,085,936)		1,097,190

ASSET-BACKED SECURITIES - 0.9%
ACA CLO, Ltd.
Series 2006-1A, Class A1
0.49%, 07/25/2018 - 144A (E)	62,304	62,180
American Express Credit Account Master Trust
Series 2012-5, Class A
0.59%, 05/15/2018	200,000	200,145
FFMLT Trust
Series 2005-FF2, Class M4
1.04%, 03/25/2035 (E)	300,000	257,940
Fore CLO, Ltd.
Series 2007-1A, Class A1A
0.48%, 07/20/2019 - 144A (E)	110,920	110,003
Morgan Stanley Home Equity Loan Trust
Series 2005-3, Class M2
0.62%, 08/25/2035 (E)	100,000	91,315
Northstar Education Finance, Inc.
Series 2012-1, Class A
0.85%, 12/26/2031 - 144A (E)	125,046	125,089
SLC Private Student Loan Trust
Series 2006-A, Class A5
0.41%, 07/15/2036 (E)	200,000	197,960
SLM Private Credit Student Loan Trust
Series 2006-B, Class A4
0.41%, 03/15/2024 (E)	98,098	96,759
SLM Private Education Loan Trust
Series 2012-E, Class A1
0.91%, 10/16/2023 - 144A (E)	52,320	52,418
SLM Student Loan Trust
Series 2004-10, Class A5A
0.64%, 04/25/2023 - 144A (E)	171,548	171,383

Total Asset-Backed Securities (cost $1,331,270)		1,365,192

MUNICIPAL GOVERNMENT OBLIGATIONS - 0.5%
Bay Area Toll Authority (Revenue Bonds)
Series S1
6.92%, 04/01/2040	100,000	131,473
Los Angeles Community College District (General Obligation Unlimited)
6.60%, 08/01/2042	100,000	133,185
Port Authority of New York & New Jersey (Revenue Bonds)
4.46%, 10/01/2062	100,000	93,413
State of California - Build America Bonds (General Obligation Unlimited)
7.35%, 11/01/2039	150,000	202,712
Utah State Board of Regents (Revenue Bonds)
Series 2012-1, Class A
0.90%, 12/26/2031 (E)	120,728	121,142

Total Municipal Government Obligations (cost $706,379)		681,925

The notes are an integral part of this report. Transamerica Series Trust	March 31, 2014 Form N-Q

Transamerica PIMCO Tactical - Growth VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2014

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES - 5.1%
Biotechnology - 0.1%
Amgen, Inc.
4.50%, 03/15/2020	$ 200,000	$ 216,217
Capital Markets - 0.3%
Goldman Sachs Group, Inc.
0.68%, 03/22/2016 (E)	300,000	299,155
6.15%, 04/01/2018 (C)	80,000	91,456
Morgan Stanley, Series MTN
6.63%, 04/01/2018 (C)	100,000	116,576
Commercial Banks - 0.7%
Bank of America Corp., Series MTN
6.88%, 04/25/2018 (C)	80,000	94,345
Bank of Montreal, Series MTN
2.55%, 11/06/2022	80,000	75,459
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
4.50%, 01/11/2021 (C)	80,000	86,565
HSBC Holdings PLC
5.10%, 04/05/2021 (C)	80,000	89,448
JPMorgan Chase & Co.
3.25%, 09/23/2022	100,000	98,509
Sberbank of Russia Via SB Capital SA
5.18%, 06/28/2019 - Reg S (C)	200,000	203,000
Westpac Banking Corp.
0.99%, 09/25/2015 (E)	300,000	302,573
Commercial Services & Supplies - 0.1%
ADT Corp.
4.13%, 06/15/2023 (C)	20,000	17,908
Eaton Corp.
2.75%, 11/02/2022 (C)	125,000	118,329
Consumer Finance - 0.3%
Caterpillar Financial Services Corp., Series MTN
1.65%, 04/01/2014	150,000	150,000
PACCAR Financial Corp., Series MTN
0.51%, 02/08/2016 (E)	130,000	130,342
Toyota Motor Credit Corp.
0.53%, 05/17/2016 (E)	100,000	100,384
Diversified Financial Services - 0.4%
American Honda Finance Corp.
0.46%, 11/03/2014 - 144A (E)	200,000	200,269
0.69%, 05/08/2014 - 144A (E)	150,000	150,100
General Electric Capital Corp.
0.84%, 12/11/2015 (E)	120,000	120,825
Helios Leasing I LLC
1.56%, 09/28/2024	88,554	83,811
Tagua Leasing LLC
1.58%, 11/16/2024	90,507	85,703
Diversified Telecommunication Services - 0.7%
AT&T, Inc.
0.62%, 02/12/2016 (E)	200,000	200,402
0.65%, 03/30/2017 (E)	300,000	299,820
Verizon Communications, Inc.
1.00%, 06/17/2019 (E)	100,000	100,865
1.76%, 09/15/2016 (E)	300,000	308,605
4.50%, 09/15/2020	100,000	108,604
Electric Utilities - 0.2%
Duke Energy Progress, Inc.
0.44%, 03/06/2017 (E)	100,000	99,914
FirstEnergy Corp.
2.75%, 03/15/2018 (C)	50,000	49,848
Niagara Mohawk Power Corp.
4.12%, 11/28/2042 - 144A	100,000	91,842

	Principal	Value
Electrical Equipment - 0.1%
Schneider Electric SA
2.95%, 09/27/2022 - 144A	$ 75,000	$ 72,292
Energy Equipment & Services - 0.1%
DCP Midstream Operating, LP
2.70%, 04/01/2019 (C)	100,000	99,759
Health Care Providers & Services - 0.1%
McKesson Corp.
0.64%, 09/10/2015 (E)	100,000	100,101
Hotels, Restaurants & Leisure - 0.1%
Carnival Corp.
1.20%, 02/05/2016 (C)	200,000	201,201
Industrial Conglomerates - 0.2%
General Electric Co.
2.70%, 10/09/2022 (C)	200,000	193,841
4.50%, 03/11/2044	100,000	101,551
Insurance - 0.1%
New York Life Global Funding
1.13%, 03/01/2017 - 144A (F)	100,000	99,561
Internet & Catalog Retail - 0.1%
Amazon.com, Inc.
2.50%, 11/29/2022 (C)	100,000	92,910
Media - 0.0% (G)
British Sky Broadcasting Group PLC
3.13%, 11/26/2022 - 144A (C)	40,000	38,470
Metals & Mining - 0.1%
BHP Billiton Finance USA, Ltd.
5.50%, 04/01/2014	150,000	150,000
Multi-Utilities - 0.1%
Sempra Energy
2.88%, 10/01/2022 (C)	75,000	71,027
Oil, Gas & Consumable Fuels - 0.5%
Canadian Natural Resources, Ltd.
0.61%, 03/30/2016 (E)	100,000	99,951
Devon Energy Corp.
0.68%, 12/15/2015 (C) (E)	100,000	100,120
Dolphin Energy, Ltd.
5.50%, 12/15/2021 - Reg S	200,000	225,750
Petroleos Mexicanos
6.00%, 03/05/2020 (C)	100,000	112,625
Rosneft Finance SA, Series MTN
7.88%, 03/13/2018 - Reg S	100,000	111,750
Statoil ASA
2.45%, 01/17/2023 (C)	125,000	117,182
Pharmaceuticals - 0.3%
AbbVie, Inc.
1.00%, 11/06/2015 (E)	200,000	201,973
2.90%, 11/06/2022 (C)	150,000	144,402
Johnson & Johnson
0.30%, 11/28/2016 (E)	100,000	100,107
Road & Rail - 0.1%
Aviation Capital Group Corp.
3.88%, 09/27/2016 - 144A	100,000	103,589
Burlington Northern Santa Fe LLC
3.00%, 03/15/2023 (C)	100,000	94,382
Specialty Retail - 0.1%
QVC, Inc.
4.85%, 04/01/2024 - 144A (C) (F)	100,000	101,305
Tobacco - 0.1%
Reynolds American, Inc.
4.85%, 09/15/2023	100,000	104,751

The notes are an integral part of this report. Transamerica Series Trust	March 31, 2014 Form N-Q

Transamerica PIMCO Tactical - Growth VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2014

(unaudited)

	Principal	Value
Transportation Infrastructure - 0.1%
Sydney Airport Finance Co. Pty, Ltd.
3.90%, 03/22/2023 - 144A	$ 100,000	$ 97,817
Wireless Telecommunication Services - 0.1%
VimpelCom Holdings BV
5.20%, 02/13/2019 - 144A (C)	200,000	189,000

Total Corporate Debt Securities (cost $7,276,995)		7,216,291

COMMERCIAL PAPER - 3.5%
Containers & Packaging - 0.3%
Amcor Finance USA, Inc.
0.27%, 04/21/2014 - 144A (H)	500,000	499,925
Electric Utilities - 0.7%
Commonwealth Edison Co.
0.25%, 04/10/2014 - 144A (H)	500,000	499,969
PPL Energy Supply LLC
0.48%, 04/09/2014 - 144A (H)	500,000	499,948
Electronic Equipment & Instruments - 0.3%
Hitachi America Capital, Ltd.
0.27%, 04/17/2014 - 144A (H)	500,000	499,940
Energy Equipment & Services - 0.7%
Enbridge US, Inc.
0.26%, 04/23/2014 - 144A (H)	500,000	499,920
Noble Corp.
0.32%, 04/15/2014 - 144A (H)	500,000	499,938
Household Durables - 0.4%
Mohawk Industries, Inc.
0.48%, 04/04/2014 - 144A (H)	500,000	499,980
Media - 0.7%
COX Enterprises, Inc.
0.30%, 04/21/2014 - 144A (H)	500,000	499,917
Time Warner Cable, Inc.
0.25%, 04/22/2014 - 144A (H)	500,000	499,927
Oil, Gas & Consumable Fuels - 0.4%
ENI Finance USA, Inc.
0.27%, 04/21/2014 - 144A (H)	500,000	499,925

Total Commercial Paper (cost $4,999,389)		4,999,389

SHORT-TERM U.S. GOVERNMENT OBLIGATIONS - 5.8%
U.S. Treasury Bill
0.05%, 04/10/2014 (A) (H)	400,000	399,995
0.05%, 05/08/2014 (B) (H) (I)	574,000	573,971
0.06%, 04/17/2014 (B) (H)	4,300,000	4,299,885
0.08%, 08/21/2014 (H)	800,000	799,756
0.09%, 08/14/2014 (A) (H)	2,100,000	2,099,311
0.12%, 03/05/2015 (B) (H)	6,000	5,993

Total Short-Term U.S. Government Obligations (cost $8,178,911)		8,178,911

SHORT-TERM U.S. GOVERNMENT AGENCY OBLIGATIONS - 14.5%
Fannie Mae
0.09%, 09/24/2014 (H)	100,000	99,956
0.10%, 06/05/2014 (H)	1,200,000	1,199,783
0.12%, 08/01/2014 (H)	1,100,000	1,099,543
Freddie Mac
0.06%, 04/10/2014 (H)	300,000	299,995
0.07%, 05/14/2014 (H)	5,500,000	5,499,547
0.08%, 05/16/2014 - 08/06/2014 (H)	300,000	299,954
0.09%, 07/16/2014 (H)	200,000	199,950
0.10%, 05/07/2014 - 10/24/2014 (H)	8,900,000	8,897,232
0.11%, 07/01/2014 - 07/11/2014 (H)	900,000	899,730

	Principal	Value
SHORT-TERM U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Freddie Mac (continued)
0.12%, 06/05/2014 - 07/11/2014 (H)	$ 1,600,000	$ 1,599,487
0.13%, 07/11/2014 (H)	400,000	399,860

Total Short-Term U.S. Government Agency Obligations (cost $20,495,037)		20,495,037

	Contracts	Value
PURCHASED OPTION - 0.9%
Put Option - 0.9%
S&P 500 Index
Index Value $1,550.00
Expires 12/20/2014	506	1,224,520

Total Purchased Option (cost $2,141,410)		1,224,520

	Notional Amount	Value
PURCHASED SWAPTION - 0.0% (G)
Put Option - 0.0% (G)
OTC - If exercised the Series receives floating 3 month LIBOR, and pays 3.45%, European Style (F)
Expires 09/21/2015
Counterparty: BNP	150,000	14,116

Total Purchased Swaption (cost $11,844)		14,116

	Shares	Value
SECURITIES LENDING COLLATERAL - 3.3%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.16% (H)	4,635,777	4,635,777

Total Securities Lending Collateral (cost $4,635,777)		4,635,777

	Principal	Value
REPURCHASE AGREEMENTS - 7.6%
BNP Paribas 0.08% (H), dated 03/31/2014, to be repurchased at $6,900,015 on 04/01/2014. Collateralized by a U.S. Government Obligation, 1.63%, due 01/15/2018, and with a value of $7,051,382.	$ 6,900,000	6,900,000
State Street Bank & Trust Co. 0.01% (H), dated 03/31/2014, to be repurchased at $3,854,831 on 04/01/2014. Collateralized by U.S. Government Agency Obligations, 4.00%, due 08/15/2039 - 09/25/2039, and with a total value of $3,932,084.	3,854,830	3,854,830

Total Repurchase Agreements (cost $10,754,830)		10,754,830

Total Investment Securities (cost $142,695,635) (J)		141,788,714
Other Assets and Liabilities - Net - (0.1)%		(93,798)

Net Assets - 100.0%		$ 141,694,916

The notes are an integral part of this report. Transamerica Series Trust	March 31, 2014 Form N-Q

Transamerica PIMCO Tactical - Growth VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2014

(unaudited)

WRITTEN SWAPTIONS ON INTEREST RATE SWAP AGREEMENTS:

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premiums Paid (Received)	Value
Put - OTC 5-Year Interest Rate Swap	BNP	3-Month USD LIBOR BBA	Pay	2.50%	09/21/2015	$630,000	$(11,289)	$(17,547)

CENTRALLY CLEARED SWAP AGREEMENTS: (K)

CREDIT DEFAULT SWAP AGREEMENTS ON CREDIT INDICES - SELL PROTECTION: (L)

Reference Obligation	Fixed Deal Pay Rate	Expiration Date	Notional Amount (M)	Fair Value (N)	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
North American Investment Grade Index - Series 20	1.00%	06/20/2018	$4,300,000	$85,915	$47,930	$37,985
North American Investment Grade Index - Series 21	1.00	12/20/2018	29,500,000	538,227	477,608	60,619
North American Investment Grade Index - Series 22	1.00	06/20/2019	17,200,000	268,727	253,887	14,840

				$892,869	$779,425	$113,444

INTEREST RATE SWAP AGREEMENTS - FIXED RATE RECEIVABLE:

Floating Rate Index	Fixed Rate	Expiration Date	Notional Amount	Fair Value	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
3-Month USD-LIBOR	2.65%	07/31/2023	$200,000	$(1,009)	$(1,231)	$222
6-Month EURIBOR	1.25	09/13/2018	EUR 270,000	8,618	(860)	9,478

				$7,609	$(2,091)	$9,700

INTEREST RATE SWAP AGREEMENTS - FIXED RATE PAYABLE:

Floating Rate Index	Fixed Rate	Expiration Date	Notional Amount	Fair Value	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
6-Month EURIBOR	2.00%	01/29/2024	EUR 100,000	$(3,362)	$(719)	$(2,643)

OVER THE COUNTER SWAP AGREEMENTS:

TOTAL RETURN SWAP AGREEMENTS - PAYABLE: (O)

Reference Entity	Floating Rate	Termination Date	Counterparty	Number of Shares or Units	Fair Value	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
iShares MSCI EAFE Index Fund	USD-3M-LIBOR BBA	08/15/2014	JPM	315,878	$17,918	$0	$17,918

FUTURES CONTRACTS: (P)

Description	Type	Contracts	Expiration Date	Net Unrealized Appreciation (Depreciation)
10-Year U.S. Treasury Note	Long	2	06/19/2014	$(1,565)
5-Year U.S. Treasury Note	Long	7	06/30/2014	(5,311)
OTC Call Options Strike @ EUR 99.50 on 3-Month EURIBOR Futures (Counterparty: CSFB)	Short	(3)	12/15/2014	(331)
OTC Put Options Strike @ EUR 99.50 on 3-Month EURIBOR Futures (Counterparty: CSFB)	Short	(3)	12/15/2014	2,441
Russell 2000 Mini Index	Long	61	06/20/2014	(54,153)
S&P 500 E-Mini Index	Long	905	06/20/2014	729,435

				$670,516

The notes are an integral part of this report. Transamerica Series Trust	March 31, 2014 Form N-Q

Transamerica PIMCO Tactical - Growth VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2014

(unaudited)

FORWARD FOREIGN CURRENCY CONTRACTS:

Currency	Counterparty	Contracts Bought (Sold)	Settlement Date	Amount in U.S. Dollars Bought (Sold)	Net Unrealized Appreciation (Depreciation)
JPY	CSFB	(82,700,000)	05/13/2014	$(800,660)	$(767)

VALUATION SUMMARY: (Q)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at March 31, 2014
ASSETS
Investment Securities
U.S. Government Obligations	$—	$63,971,169	$—	$63,971,169
U.S. Government Agency Obligations	—	16,495,000	—	16,495,000
Foreign Government Obligations	—	659,367	—	659,367
Mortgage-Backed Securities	—	1,097,190	—	1,097,190
Asset-Backed Securities	—	1,365,192	—	1,365,192
Municipal Government Obligations	—	681,925	—	681,925
Corporate Debt Securities	—	7,216,291	—	7,216,291
Commercial Paper	—	4,999,389	—	4,999,389
Short-Term U.S. Government Obligations	—	8,178,911	—	8,178,911
Short-Term U.S. Government Agency Obligations	—	20,495,037	—	20,495,037
Purchased Option	1,224,520	—	—	1,224,520
Purchased Swaption	—	14,116	—	14,116
Securities Lending Collateral	4,635,777	—	—	4,635,777
Repurchase Agreements	—	10,754,830	—	10,754,830

Total Investment Securities	$5,860,297	$135,928,417	$—	$141,788,714

Derivative Financial Instruments
Credit Default Swap Agreements (R)	$—	$113,444	$—	$113,444
Interest Rate Swap Agreements (R)	—	9,700	—	9,700
Total Return Swap Agreements (R)	—	17,918	—	17,918
Futures Contracts (R)	731,876	—	—	731,876

Total Derivative Financial Instruments	$731,876	$141,062	$—	$872,938

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at March 31, 2014
LIABILITIES
Derivative Financial Instruments
Written Swaptions on Interest Rate Swap Agreements	$—	$(17,547)	$—	$(17,547)
Interest Rate Swap Agreements (R)	—	(2,643)	—	(2,643)
Futures Contracts (R)	(61,360)	—	—	(61,360)
Forward Foreign Currency Contracts (R)	—	(767)	—	(767)

Total Derivative Financial Instruments	$(61,360)	$(20,957)	$—	$(82,317)

NOTES TO SCHEDULE OF INVESTMENTS:

(A)	All or a portion of this security has been segregated by the custodian with the broker as collateral for centrally cleared swaps. Total value of securities segregated as collateral to cover centrally cleared swaps is $414,382.
(B)	All or a portion of this security has been segregated by the custodian with the broker as collateral to cover margin requirements for open futures contracts. Total value of securities segregated as collateral to cover margin requirements for open futures contracts is $1,609,488.
(C)	All or a portion of this security is on loan. The value of all securities on loan is $4,540,759. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(D)	Step bond – Coupon rate changes in increments to maturity. Rate disclosed is as of March 31, 2014. Maturity date disclosed is the ultimate maturity date.
(E)	Floating or variable rate note. Rate is listed as of March 31, 2014.
(F)	Illiquid. Total aggregate fair value of illiquid securities is $214,982, or 0.15% of the portfolio’s net assets.
(G)	Percentage rounds to less than 0.1%.
(H)	Rate shown reflects the yield at March 31, 2014.

The notes are an integral part of this report. Transamerica Series Trust	March 31, 2014 Form N-Q

Transamerica PIMCO Tactical - Growth VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2014

(unaudited)

NOTES TO SCHEDULE OF INVESTMENTS (continued):

(I)	All or a portion of this security has been segregated by the custodian with the broker as collateral for open swap, swaptions and/or forward foreign currency contracts. Total value of securities segregated for open swap, swaptions and/or forward foreign currency contracts is $231,979.
(J)	Aggregate cost for federal income tax purposes is $142,695,635. Aggregate gross unrealized appreciation and depreciation for all securities in which there is an excess of value over tax cost were $273,101 and $1,180,022, respectively. Net unrealized depreciation for tax purposes is $906,921.
(K)	Cash in the amount of $565,000 has been segregated by the custodian with the broker as collateral for centrally cleared swaps.
(L)	If the portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the portfolio will either (a) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced obligation or (b) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced obligation.
(M)	The maximum potential amount the portfolio could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(N)	The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period ended. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(O)	At the termination date, a net cash flow is exchanged where the total return is equivalent to the return of the reference index less a financing rate, if any. As a receiver, the portfolio would receive payments based on any positive total return and would owe payments in the event of a negative total return. As the payer, the portfolio would owe payments on any net positive total return and would receive payment in the event of a negative total return.
(P)	Cash in the amount of $2,779,000 has been segregated by the custodian with the broker as collateral to cover margin requirements for open futures contracts.
(Q)	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers between Levels 1 and 2 during the period ended March 31, 2014. See the notes to the schedules of investments for more information regarding pricing inputs and valuation techniques.
(R)	Derivative financial instruments valued at unrealized appreciation (depreciation) on the instrument.

DEFINITIONS:

144A	144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2014, these securities aggregated $6,947,161, or 4.90% of the portfolio’s net assets.
BBA	British Bankers’ Association
BNP	BNP Paribas
CSFB	Credit Suisse First Boston
EURIBOR	Euro InterBank Offered Rate
IO	Interest only portion of a STRIP (Separate Trading of Registered Interest and Principal Security) Security
JPM	JPMorgan Chase Bank
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
OTC	Over the Counter
PO	Principal only portion of a STRIP (Separate Trading of Registered Interest and Principal Security) Security
Reg S	Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

CURRENCY ABBREVIATIONS:

EUR	Euro
JPY	Japanese Yen
USD	United States Dollar

The notes are an integral part of this report. Transamerica Series Trust	March 31, 2014 Form N-Q

Transamerica PIMCO Total Return VP

SCHEDULE OF INVESTMENTS

At March 31, 2014

(unaudited)

	Principal	Value
U.S. GOVERNMENT OBLIGATIONS - 25.9%
U.S. Treasury Floating Rate Note
0.09%, 01/31/2016 (A) (B)	$ 70,300,000	$ 70,260,773
U.S. Treasury Inflation Indexed Bond
2.38%, 01/15/2025	74,572,681	87,815,148
U.S. Treasury Inflation Indexed Note
0.13%, 01/15/2022 - 01/15/2023	71,627,229	70,035,617
0.38%, 07/15/2023	25,125,750	24,850,925
1.13%, 01/15/2021	46,509,765	49,372,999
1.25%, 07/15/2020	536,230	577,871
U.S. Treasury Note
0.25%, 10/31/2015 (C)	890,000	889,792
0.25%, 05/15/2016	11,900,000	11,837,715
0.63%, 04/30/2018 (B) (D)	256,400,000	248,367,501
0.75%, 12/31/2017	6,300,000	6,177,446
1.38%, 06/30/2018 (B) (C) (E)	31,106,000	30,960,175
1.38%, 07/31/2018	300,000	298,219
2.25%, 03/31/2016 (F)	4,200,000	4,351,267

Total U.S. Government Obligations (cost $609,354,519)		605,795,448

U.S. GOVERNMENT AGENCY OBLIGATIONS - 15.1%
Fannie Mae
1.33%, 06/01/2043 (A)	201,655	206,811
1.77%, 08/01/2035 (A)	744,936	784,545
1.87%, 08/01/2035 (A)	18,498	19,444
1.98%, 12/01/2034 (A)	11,764	12,357
2.00%, 08/01/2036 (A)	290,752	309,385
2.12%, 05/01/2035 (A)	635,531	665,062
2.17%, 09/01/2035 (A)	1,748,291	1,864,267
2.26%, 07/01/2032 (A)	6,790	6,838
2.30%, 10/01/2035 (A)	18,945	20,051
2.34%, 01/01/2028 (A)	47,795	51,194
3.50%, 10/01/2025 - 03/01/2026	500,037	524,836
4.00%, 12/01/2040 - 03/01/2041	1,407,826	1,464,432
4.50%, 05/01/2019 - 07/01/2041	387,953	412,784
5.00%, 10/01/2020 - 10/01/2041	26,648,746	29,037,496
5.50%, 12/01/2017 - 09/01/2027	498,610	542,891
6.00%, 04/01/2041	844,846	941,286
Fannie Mae, TBA
5.00%	215,000,000	233,863,754
Fannie Mae REMIC
0.70%, 09/25/2041 (A)	41,273,540	41,644,630
6.50%, 06/17/2038	1,184,515	1,216,864
Freddie Mac
1.33%, 10/25/2044 (A)	1,459,488	1,471,698
1.53%, 07/25/2044 (A)	731,694	740,747
2.02%, 09/01/2035 (A)	148,501	156,156
2.35%, 08/01/2023 (A)	44,367	46,364
2.50%, 09/01/2035 (A)	1,184,064	1,260,498
4.00%, 03/01/2044	1,000,000	1,038,069
6.50%, 07/25/2043	84,312	94,021
Freddie Mac REMIC
0.51%, 12/15/2029 (A)	43,110	43,179
Ginnie Mae
6.50%, 06/20/2032	3,994	4,576
Overseas Private Investment Corp.
Zero Coupon, 04/15/2014	3,779,880	5,111,271
2.07%, 05/15/2021	29,007,485	29,046,645

Total U.S. Government Agency Obligations (cost $351,419,772)		352,602,151

	Principal	Value
FOREIGN GOVERNMENT OBLIGATIONS - 6.9%
Bundesrepublik Deutschland Bundesobligation Inflation Linked Bond
0.75%, 04/15/2018	EUR 33,112,800	$ 48,105,923
Hong Kong SAR Government Bond
5.13%, 08/01/2014 - 144A (G)	$ 2,700,000	2,737,481
Italy Buoni Poliennali del Tesoro
2.25%, 05/15/2016	EUR 5,100,000	7,226,395
3.75%, 08/01/2016	23,400,000	34,311,515
4.50%, 07/15/2015	200,000	288,841
Italy Certificati di Credito del Tesoro
Zero Coupon, 06/30/2015	4,600,000	6,281,674
Spain Government Bond
2.10%, 04/30/2017	9,600,000	13,579,481
3.25%, 04/30/2016	30,900,000	44,693,583
4.00%, 07/30/2015	3,100,000	4,456,703
Vnesheconombank Via VEB Finance PLC
5.38%, 02/13/2017 - 144A	$ 300,000	307,125

Total Foreign Government Obligations (cost $160,427,421)		161,988,721

MORTGAGE-BACKED SECURITIES - 6.9%
Adjustable Rate Mortgage Trust
Series 2005-10, Class 1A21
2.70%, 01/25/2036 (A)	344,263	300,018
Series 2005-4, Class 1A1
2.72%, 08/25/2035 (A)	227,275	195,171
Series 2005-5, Class 2A1
2.78%, 09/25/2035 (A)	264,694	237,310
American Home Mortgage Assets LLC
Series 2006-4, Class 1A12
0.36%, 10/25/2046 (A)	3,649,244	2,349,267
Series 2006-5, Class A1
1.05%, 11/25/2046 (A)	759,172	410,409
American Home Mortgage Investment Trust
Series 2005-2, Class 4A1
1.83%, 09/25/2045 (A)	5,416	5,056
Banc of America Funding Corp.
Series 2005-D, Class A1
2.62%, 05/25/2035 (A)	104,827	107,591
Series 2006-J, Class 4A1
2.81%, 01/20/2047 (A)	133,434	103,271
Banc of America Mortgage Securities, Inc.
Series 2004-L, Class 2A1
2.75%, 01/25/2035 (A)	686,517	659,200
Banc of America Re-REMIC Trust
Series 2010-UB5, Class A4A
5.67%, 02/17/2051 - 144A (A)	19,952,675	21,624,111
BCAP LLC Trust
Series 2013-RR12, Class 1A3
0.65%, 05/26/2035 - 144A (A)	289,441	266,361
Bear Stearns Adjustable Rate Mortgage Trust
Series 2003-5, Class 2A1
2.58%, 08/25/2033 (A)	1,155,900	1,181,108
Series 2003-8, Class 2A1
2.74%, 01/25/2034 (A)	65,630	66,591
Series 2003-8, Class 4A1
2.78%, 01/25/2034 (A)	173,668	174,356
Series 2003-9, Class 2A1
2.76%, 02/25/2034 (A)	164,285	161,019
Series 2004-10, Class 22A1
2.56%, 01/25/2035 (A)	202,973	199,121
Series 2005-2, Class A2
2.53%, 03/25/2035 (A)	361,681	366,337

The notes are an integral part of this report. Transamerica Series Trust	March 31, 2014 Form N-Q

Transamerica PIMCO Total Return VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2014

(unaudited)

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
Bear Stearns Adjustable Rate Mortgage Trust (continued)
Series 2005-5, Class A2
2.25%, 08/25/2035 (A)	$ 334,763	$ 339,821
Bear Stearns Alt-A Trust
Series 2006-6, Class 32A1
2.60%, 11/25/2036 (A)	993,851	692,104
Series 2006-8, Class 3A1
0.31%, 02/25/2034 (A)	743,644	705,862
Series 2006-R1, Class 2E21
2.49%, 08/25/2036 (A)	731,855	309,714
Bear Stearns Structured Products, Inc.
Series 2007-R6, Class 1A1
1.89%, 01/26/2036 (A)	604,710	485,509
Series 2007-R6, Class 2A1
2.87%, 12/26/2046 (A)	401,190	296,555
Berica 8 Residential MBS Srl
Series 8, Class A
0.62%, 03/31/2048 - Reg S (A)	EUR 22,197,483	28,777,489
Berica ABS Srl
Series 2011-1, Class A1
0.61%, 12/30/2055 - Reg S (A)	11,776,604	15,849,355
CD Commercial Mortgage Trust
Series 2007-CD5, Class A4
5.89%, 11/15/2044 (A)	$ 389,549	436,801
ChaseFlex Trust
Series 2007-3, Class 1A2
0.61%, 07/25/2037 (A)	2,314,293	1,457,667
Citigroup Mortgage Loan Trust, Inc.
Series 2005-6, Class A1
2.20%, 09/25/2035 (A)	557,368	556,113
Series 2005-6, Class A2
2.29%, 09/25/2035 (A)	405,298	401,408
Series 2007-10, Class 22AA
2.90%, 09/25/2037 (A)	3,084,592	2,557,124
Countrywide Alternative Loan Trust
Series 2003-J1, Class 4A1
6.00%, 10/25/2032	5,059	4,934
Series 2003-J3, Class 2A1
6.25%, 12/25/2033	165,205	170,242
Series 2005-14, Class 2A1
0.36%, 05/25/2035 (A)	323,435	270,067
Series 2005-56, Class 5A2
0.92%, 11/25/2035 (A)	792,245	655,440
Series 2005-62, Class 2A1
1.04%, 12/25/2035 (A)	5,004	3,853
Series 2005-81, Class A1
0.43%, 02/25/2037 (A)	1,829,925	1,423,274
Series 2006-OA1, Class 2A1
0.37%, 03/20/2046 (A)	1,421,889	1,052,514
Series 2006-OA17, Class 1A1A
0.35%, 12/20/2046 (A)	4,499,362	3,257,673
Series 2006-OA19, Class A1
0.34%, 02/20/2047 (A)	1,738,802	1,240,181
Series 2006-OA9, Class 2A1A
0.37%, 07/20/2046 (A)	8,649	5,196
Series 2007-HY4, Class 1A1
2.71%, 06/25/2037 (A)	3,578,071	2,924,525
Countrywide Home Loan Mortgage Pass-Through Trust
Series 2002-30, Class M
2.50%, 10/19/2032 (A)	67,830	58,072
Series 2004-12, Class 11A1
2.85%, 08/25/2034 (A)	97,921	87,485
Series 2005-HY10, Class 5A1
5.07%, 02/20/2036 (A)	323,858	286,734
Series 2006-OA5, Class 2A2
0.45%, 04/25/2036 (A)	268,561	109,394

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
Credit Suisse First Boston Mortgage Securities Corp.
Series 2003-AR15, Class 2A1
2.26%, 06/25/2033 (A)	$ 660,385	$ 654,518
Deutsche ALT-A Securities, Inc., Alternate Loan Trust
Series 2005-AR1, Class 2A1
1.76%, 08/25/2035 (A)	184,428	145,691
First Horizon Asset Securities, Inc.
Series 2005-AR3, Class 2A1
2.61%, 08/25/2035 (A)	115,893	109,310
Granite Mortgages PLC
Series 2003-3, Class 3A
0.90%, 01/20/2044 - Reg S (A)	GBP 400,780	665,355
Series 2004-3, Class 3A2
0.90%, 09/20/2044 - Reg S (A)	2,338,981	3,877,986
Greenpoint Mortgage Funding Trust
Series 2006-AR7, Class 1A32
0.35%, 12/25/2046 (A)	$ 635,314	322,985
Greenpoint Mortgage Pass-Through Certificates
Series 2003-1, Class A1
2.80%, 10/25/2033 (A)	206,332	207,052
GSR Mortgage Loan Trust
Series 2005-AR6, Class 2A1
2.65%, 09/25/2035 (A)	563,693	569,253
Series 2006-AR1, Class 2A1
2.62%, 01/25/2036 (A)	8,413	7,706
Harborview Mortgage Loan Trust
Series 2005-4, Class 4A
2.73%, 07/19/2035 (A)	355,408	310,375
Series 2006-1, Class 2A1A
0.40%, 03/19/2036 (A)	2,138,272	1,551,511
Series 2006-5, Class 2A1A
0.34%, 07/19/2046 (A)	1,076,071	754,842
Series 2006-7, Class 2A1A
0.36%, 09/19/2046 (A)	527,366	407,846
Series 2007-1, Class 2A1A
0.29%, 03/19/2037 (A)	1,296,324	1,072,347
IndyMac Index Mortgage Loan Trust
Series 2004-AR11, Class 2A
2.52%, 12/25/2034 (A)	73,223	68,052
Series 2006-AR12, Class A1
0.34%, 09/25/2046 (A)	658,352	560,953
JPMorgan Mortgage Trust
Series 2005-A1, Class 6T1
3.32%, 02/25/2035 (A)	106,673	109,868
Series 2007-A1, Class 5A5
2.66%, 07/25/2035 (A)	1,599,790	1,624,913
LB-UBS Commercial Mortgage Trust
Series 2007-C7, Class A3
5.87%, 09/15/2045 (A)	3,548,189	4,008,946
Luminent Mortgage Trust
Series 2006-6, Class 2A1
0.39%, 10/25/2046 (A)	495,225	433,886
MASTR Alternative Loan Trust
Series 2006-2, Class 2A1
0.55%, 03/25/2036 (A)	294,554	81,904
Merrill Lynch Mortgage Investors Trust
Series 2005-2, Class 1A
1.60%, 10/25/2035 (A)	7,233,329	7,081,638
Series 2005-2, Class 2A
2.38%, 10/25/2035 (A)	274,436	278,543
Series 2005-2, Class 3A
1.15%, 10/25/2035 (A)	103,884	97,955
Series 2005-3, Class 4A
0.40%, 11/25/2035 (A)	49,984	46,890

The notes are an integral part of this report. Transamerica Series Trust	March 31, 2014 Form N-Q

Transamerica PIMCO Total Return VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2014

(unaudited)

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
Merrill Lynch Mortgage Investors Trust (continued)
Series 2005-A10, Class A
0.36%, 02/25/2036 (A)	$ 332,939	$ 301,844
Morgan Stanley Mortgage Loan Trust
Series 2007-3XS, Class 2A1A
0.22%, 01/25/2047 (A)	186,761	185,843
NACC Reperforming Loan REMIC Trust
Series 2004-R1, Class A1
6.50%, 03/25/2034 - 144A	715,021	747,981
RALI Trust
Series 2005-QO3, Class A1
0.55%, 10/25/2045 (A)	474,213	344,534
Reperforming Loan REMIC Trust
Series 2003-R4, Class 2A
6.50%, 01/25/2034 - 144A (A)	484,827	501,437
Series 2004-R1, Class 2A
6.50%, 11/25/2034 - 144A	509,667	513,842
Series 2005-R2, Class 1AF1
0.49%, 06/25/2035 - 144A (A)	889,155	796,614
Residential Asset Securitization Trust
Series 2006-R1, Class A2
0.55%, 01/25/2046 (A)	549,308	300,206
RFMSI Trust
Series 2003-S9, Class A1
6.50%, 03/25/2032	9,976	10,458
Series 2005-SA4, Class 1A21
3.07%, 09/25/2035 (A)	865,559	713,174
RMAC Securities PLC
Series 2007-NS1X, Class A2B
0.38%, 06/12/2044 - Reg S (A)	12,232,992	11,423,523
Selkirk No. 2, Ltd.
Series 2, Class A
1.18%, 02/20/2041 - 144A (G) (H)	2,264,334	2,245,615
Sequoia Mortgage Trust
Series 10, Class 2A1
0.92%, 10/20/2027 (A)	35,591	33,557
Structured Adjustable Rate Mortgage Loan Trust
Series 2004-12, Class 3A1
2.42%, 09/25/2034 (A)	255,093	253,161
Series 2004-20, Class 3A1
2.47%, 01/25/2035 (A)	282,080	261,393
Series 2005-17, Class 3A1
2.51%, 08/25/2035 (A)	94,991	87,888
Series 2005-18, Class 3A1
2.61%, 09/25/2035 (A)	3,047,671	2,598,606
Structured Asset Mortgage Investments, Inc.
Series 2002-AR3, Class A1
0.82%, 09/19/2032 (A)	35,503	34,387
Series 2005-AR5, Class A1
0.41%, 07/19/2035 (A)	134,634	122,963
Series 2005-AR5, Class A2
0.41%, 07/19/2035 (A)	124,397	116,961
Series 2005-AR5, Class A3
0.41%, 07/19/2035 (A)	232,941	231,296
Series 2005-AR8, Class A1A
0.43%, 02/25/2036 (A)	272,931	212,919
Series 2006-AR3, Class 12A1
0.37%, 05/25/2036 (A)	1,742,624	1,299,334
Series 2006-AR6, Class 2A1
0.34%, 07/25/2046 (A)	4,726,800	3,786,607
WaMu Mortgage Pass-Through Certificates
Series 2002-AR2, Class A
2.03%, 02/27/2034 (A)	79,438	78,742
Series 2003-AR9, Class 2A
2.44%, 09/25/2033 (A)	2,601,484	2,642,104
Series 2004-AR1, Class A
2.41%, 03/25/2034 (A)	211,139	212,384

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
WaMu Mortgage Pass-Through Certificates (continued)
Series 2006-AR10, Class 1A1
2.36%, 09/25/2036 (A)	$ 1,481,459	$ 1,313,545
Series 2006-AR17, Class 1A
0.95%, 12/25/2046 (A)	807,059	669,546
Series 2006-AR19, Class 1A1A
0.86%, 01/25/2047 (A)	227,738	218,173
Series 2006-AR3, Class A1A
1.14%, 02/25/2046 (A)	916,671	849,363
Series 2006-AR7, Class 3A
2.28%, 07/25/2046 (A)	1,718,869	1,608,736
Series 2006-AR7, Class C1B2
0.37%, 07/25/2046 (A)	58,724	4,033
Series 2006-AR9, Class 2A
2.28%, 08/25/2046 (A)	1,488,160	1,346,442
Series 2007-HY1, Class 1A1
2.22%, 02/25/2037 (A)	516,002	422,040
Series 2007-OA1, Class A1A
0.83%, 02/25/2047 (A)	1,607,201	1,303,483
Series 2007-OA3, Class 2A1A
0.89%, 04/25/2047 (A)	518,339	463,744
Series 2007-OA6, Class 1A
0.94%, 07/25/2047 (A)	789,050	680,458
Wells Fargo Mortgage Backed Securities Trust
Series 2004-CC, Class A1
2.62%, 01/25/2035 (A)	326,658	327,839
Series 2005-AR2, Class 1A1
2.62%, 03/25/2035 (A)	3,465,480	3,457,413
Series 2006-AR4, Class 2A6
5.57%, 04/25/2036 (A)	286,937	95,969
Series 2006-AR8, Class 2A4
2.62%, 04/25/2036 (A)	691,883	669,478

Total Mortgage-Backed Securities (cost $150,516,315)		161,359,363

ASSET-BACKED SECURITIES - 1.5%
ABFC Trust
Series 2004-OPT4, Class A1
0.77%, 04/25/2034 (A)	1,090,345	1,058,840
Series 2005-OPT1, Class A1MZ
0.50%, 07/25/2035 (A)	113,339	110,931
ALM V, Ltd.
Series 2012-5A, Class A1R
1.47%, 02/13/2023 - 144A (A) (G)	3,100,000	3,093,301
Ameriquest Mortgage Securities Trust
Series 2006-R1, Class M1
0.54%, 03/25/2036 (A)	200,000	164,867
Amortizing Residential Collateral Trust
Series 2002-BC4, Class A
0.73%, 07/25/2032 (A)	6,344	5,804
Avoca CLO III PLC
Series III-X, Class A
0.66%, 09/15/2021 - Reg S (A)	EUR 1,623,775	2,202,360
Bear Stearns Asset Backed Securities Trust
Series 2002-2, Class A1
0.81%, 10/25/2032 (A)	$ 21,837	20,676
Series 2006-SD3, Class 21A1
2.93%, 07/25/2036 (A)	223,758	213,299
Series 2006-SD4, Class 1A1
2.96%, 10/25/2036 (A)	627,521	612,712
COA Summit CLO, Ltd.
Series 2014-1A, Class A1
1.59%, 04/20/2023 - 144A (A) (G)	7,000,000	6,970,579

The notes are an integral part of this report. Transamerica Series Trust	March 31, 2014 Form N-Q

Transamerica PIMCO Total Return VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2014

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES (continued)
Countrywide Asset-Backed Certificates
Series 2003-BC1, Class A1
0.95%, 03/25/2033 (A)	$ 56,357	$ 51,778
Gazprom OAO Via GAZ Capital SA, Series MTN
8.15%, 04/11/2018 - 144A	1,200,000	1,356,000
Harbourmaster CLO BV
Series 5A, Class A1
0.56%, 06/15/2020 - 144A (A)	EUR 297,439	408,356
Home Equity Asset Trust
Series 2002-1, Class A4
0.75%, 11/25/2032 (A)	$ 1,283	1,123
Lehman XS Trust
Series 2006-4N, Class A1B1
0.32%, 04/25/2046 (A)	2	2
Series 2006-GP4, Class 2A2
0.38%, 08/25/2046 (A)	27,482	1,022
New Century Home Equity Loan Trust
Series 2005-2, Class A1ZA
0.41%, 06/25/2035 (A)	2,524	2,522
Option One Mortgage Loan Trust
Series 2001-4, Class A
0.75%, 01/25/2032 (A)	149,206	129,850
Race Point CLO, Ltd.
Series 2011-5AR, Class AR
1.53%, 12/15/2022 - 144A (A)	10,000,000	9,999,970
RAMP Trust
Series 2004-RS11, Class M2
1.80%, 11/25/2034 (A)	320,539	301,768
Small Business Administration Participation Certificates
Series 2003-20I, Class 1
5.13%, 09/01/2023	118,296	126,769
Series 2004-20C, Class 1
4.34%, 03/01/2024	893,696	939,467
Series 2008-20L, Class 1
6.22%, 12/01/2028	2,291,501	2,623,951
Soundview Home Loan Trust
Series 2005-3, Class M3
0.98%, 06/25/2035 (A)	400,000	350,320
Structured Asset Securities Corp.
Series 2002-HF1, Class A
0.73%, 01/25/2033 (A)	1,067	977
Series 2007-GEL1, Class A1
0.25%, 01/25/2037 - 144A (A)	248,073	241,783
Wood Street CLO BV
Series I, Class A
0.54%, 11/22/2021 - Reg S (A)	EUR 3,155,770	4,289,136

Total Asset-Backed Securities (cost $34,161,698)		35,278,163

MUNICIPAL GOVERNMENT OBLIGATIONS - 4.9%
Buckeye Tobacco Settlement Financing Authority (Revenue Bonds)
Class A-2
5.88%, 06/01/2047	$ 1,500,000	1,206,135
Series 2011-1A, Class A1B
5.88%, 06/01/2030	2,900,000	2,391,659
California State Public Works Board (Revenue Bonds)
7.80%, 03/01/2035	400,000	507,044
Chicago Transit Authority (Revenue Bonds)
Series A
6.90%, 12/01/2040	11,300,000	13,470,956
Series B
6.90%, 12/01/2040	7,600,000	9,060,112

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Golden State Tobacco Securitization Corp. (Revenue Bonds)
Series A-1, Class A
5.13%, 06/01/2047	$ 300,000	$ 221,202
Kentucky State Property & Building Commission (Revenue Bonds)
Series C
4.30%, 11/01/2019	500,000	532,455
4.40%, 11/01/2020	600,000	635,700
5.37%, 11/01/2025	1,100,000	1,203,598
Los Angeles Department of Water & Power (Revenue Bonds)
Insurer: AMBAC
5.00%, 07/01/2044	6,900,000	7,418,811
Los Angeles Unified School District, CA (General Obligation Unlimited)
Series A-1, Class A, Insurer: AGM
4.50%, 07/01/2022	2,155,000	2,379,702
Metropolitan Water District of Southern California (Revenue Bonds)
Series A
6.95%, 07/01/2040	6,700,000	7,626,945
New Jersey State Turnpike Authority (Revenue Bonds)
Series B
5.00%, 01/01/2025 - 01/01/2027	500,000	568,121
New York City Transitional Finance Authority Future Tax Secured Revenue (Revenue Bonds)
4.73%, 11/01/2023	900,000	989,856
4.91%, 11/01/2024	600,000	666,156
5.08%, 11/01/2025	600,000	673,518
New York City Water & Sewer System (Revenue Bonds)
5.75%, 06/15/2040	6,200,000	6,975,868
New York State Thruway Authority (Revenue Bonds)
Series A
5.00%, 03/15/2026 - 03/15/2027	23,655,000	26,800,346
Port Authority of New York & New Jersey (Revenue Bonds)
4.46%, 10/01/2062	18,100,000	16,907,753
State of California - Build America Bonds (General Obligation Unlimited)
7.50%, 04/01/2034	1,100,000	1,487,794
7.55%, 04/01/2039	3,400,000	4,740,280
Tobacco Securitization Authority of Southern California (Revenue Bonds)
Series A
5.13%, 06/01/2046	3,100,000	2,286,002
Tobacco Settlement Finance Authority (Revenue Bonds)
Series A
7.47%, 06/01/2047	2,400,000	1,895,880
Tobacco Settlement Financing Corp. (Revenue Bonds)
Series 1A
5.00%, 06/01/2041	4,000,000	3,013,560

Total Municipal Government Obligations (cost $110,005,464)		113,659,453

CORPORATE DEBT SECURITIES - 20.6%
Automobiles - 0.3%
Volkswagen International Finance NV
0.86%, 04/01/2014 - 144A (A)	6,200,000	6,200,000

The notes are an integral part of this report. Transamerica Series Trust	March 31, 2014 Form N-Q

Transamerica PIMCO Total Return VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2014

(unaudited)

	Principal	Value
Capital Markets - 4.3%
Goldman Sachs Group, Inc.
0.59%, 11/15/2014 (A)	EUR 900,000	$ 1,240,244
Goldman Sachs Group, Inc., Series MTN
1.34%, 11/15/2018 (A)	$ 47,700,000	48,128,871
4.00%, 03/03/2024 (F)	8,200,000	8,163,649
Morgan Stanley
0.72%, 10/15/2015 (A)	1,100,000	1,100,520
2.88%, 07/28/2014	2,700,000	2,719,383
3.45%, 11/02/2015 (F)	13,800,000	14,326,567
Morgan Stanley, Series MTN
4.10%, 01/26/2015	2,400,000	2,468,856
6.25%, 08/28/2017 (F)	5,500,000	6,294,635
6.63%, 04/01/2018 (F)	13,900,000	16,204,078
Commercial Banks - 6.4%
Abbey National Treasury Services PLC
1.82%, 04/25/2014 (A)	14,500,000	14,514,703
3.88%, 11/10/2014 - 144A	1,100,000	1,122,474
Bank of America Corp., Series MTN
5.00%, 01/15/2015	1,100,000	1,137,927
6.40%, 08/28/2017	11,200,000	12,857,331
Barclays Bank PLC
7.63%, 11/21/2022	2,800,000	3,087,000
10.18%, 06/12/2021 - 144A	5,520,000	7,398,622
CIT Group, Inc.
5.25%, 04/01/2014 - 144A	1,500,000	1,500,000
Cooperatieve Centrale Raiffeisen- Boerenleenbank BA
11.00%, 06/30/2019 - 144A (A) (I)	1,910,000	2,535,525
Dexia Credit Local
0.72%, 04/29/2014 - 144A (A)	23,700,000	23,707,584
2.75%, 04/29/2014 - 144A	600,000	600,702
HSBC Capital Funding, LP
10.18%, 06/30/2030 - 144A (A) (I)	100,000	144,000
JPMorgan Chase & Co.
0.76%, 02/15/2017 (A)	25,400,000	25,421,818
JPMorgan Chase Bank NA
6.00%, 10/01/2017	1,600,000	1,822,589
Lloyds Bank PLC
12.00%, 12/16/2024 - 144A (A) (G) (I)	16,500,000	22,413,798
SSIF Nevada, LP
0.94%, 04/14/2014 - 144A (A)	19,800,000	19,803,980
UBS AG, Series MTN
5.88%, 12/20/2017	1,569,000	1,797,716
Wells Fargo & Co.
7.98%, 03/15/2018 (A) (I)	8,700,000	9,885,375
Consumer Finance - 2.0%
Ally Financial, Inc.
3.64%, 06/20/2014 (A)	6,900,000	6,924,150
4.63%, 06/26/2015	900,000	932,625
6.75%, 12/01/2014	1,500,000	1,554,375
8.00%, 03/15/2020	8,880,000	10,700,400
8.30%, 02/12/2015	1,800,000	1,903,500
SLM Corp., Series MTN
4.88%, 06/17/2019 (F)	11,400,000	11,584,406
Springleaf Finance Corp., Series MTN
5.40%, 12/01/2015	3,800,000	3,980,500
6.50%, 09/15/2017 (F)	8,400,000	9,051,000
Diversified Financial Services - 4.2%
Bank of America Corp.
6.50%, 08/01/2016	4,500,000	5,040,243
7.63%, 06/01/2019	15,000,000	18,461,580
Bank of America Corp., Series MTN
5.65%, 05/01/2018	7,900,000	8,930,429

	Principal	Value
Diversified Financial Services (continued)
Bear Stearns Cos., LLC
5.70%, 11/15/2014	$ 4,400,000	$ 4,541,178
6.40%, 10/02/2017	2,200,000	2,539,185
7.25%, 02/01/2018 (F)	1,500,000	1,785,592
Citigroup, Inc.
6.00%, 08/15/2017	5,300,000	6,007,349
Ford Motor Credit Co. LLC
5.63%, 09/15/2015	10,845,000	11,560,304
General Electric Capital Corp.
1.00%, 12/11/2015	8,200,000	8,257,777
General Electric Capital Corp., Series MTN
0.54%, 06/20/2014 (A)	13,100,000	13,108,070
GMAC International Finance BV
7.50%, 04/21/2015 - Reg S	EUR 600,000	875,223
JPMorgan Chase & Co.
6.30%, 04/23/2019 (F)	$ 5,400,000	6,348,683
Lehman Brothers Holdings, Inc. (Escrow shares)
6.75%, 12/28/2017 (H)	4,000,000	0
Tayarra, Ltd.
3.63%, 02/15/2022	9,026,707	9,562,054
Diversified Telecommunication Services - 0.6%
AT&T, Inc.
0.65%, 03/30/2017 (A)	7,300,000	7,295,627
KT Corp.
4.88%, 07/15/2015 - 144A	900,000	939,975
Verizon Communications, Inc.
1.98%, 09/14/2018 (A)	1,000,000	1,050,195
2.50%, 09/15/2016	1,200,000	1,242,564
3.65%, 09/14/2018	3,300,000	3,512,956
5.15%, 09/15/2023	800,000	875,455
Energy Equipment & Services - 0.2%
El Paso LLC, Series MTN
7.80%, 08/01/2031	125,000	132,903
NGPL PipeCo LLC
7.12%, 12/15/2017 - 144A (F)	4,100,000	4,028,250
Health Care Equipment & Supplies - 0.2%
Boston Scientific Corp.
6.00%, 01/15/2020 (F)	3,900,000	4,476,260
Health Care Providers & Services - 0.4%
HCA, Inc.
7.88%, 02/15/2020	5,900,000	6,280,550
8.50%, 04/15/2019	2,900,000	3,033,400
Insurance - 0.1%
American International Group, Inc.
8.25%, 08/15/2018 (F)	1,900,000	2,374,983
Media - 0.0% (J)
DISH DBS Corp.
7.13%, 02/01/2016	900,000	983,250
Metals & Mining - 0.1%
Gold Fields Orogen Holding BVI, Ltd.
4.88%, 10/07/2020 - Reg S	3,000,000	2,595,000
Oil, Gas & Consumable Fuels - 0.7%
Canadian Natural Resources, Ltd.
0.61%, 03/30/2016 (A)	10,800,000	10,794,708
ONEOK Partners, LP
3.25%, 02/01/2016	4,500,000	4,678,713
Tobacco - 0.2%
Altria Group, Inc.
9.25%, 08/06/2019	2,872,000	3,789,727
9.70%, 11/10/2018	553,000	725,877
Trading Companies & Distributors - 0.9%
International Lease Finance Corp.
6.50%, 09/01/2014 - 144A	400,000	408,500
6.75%, 09/01/2016 - 144A	4,000,000	4,450,000
7.13%, 09/01/2018 - 144A	13,200,000	15,345,000
8.63%, 09/15/2015	300,000	330,375

The notes are an integral part of this report. Transamerica Series Trust	March 31, 2014 Form N-Q

Transamerica PIMCO Total Return VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2014

(unaudited)

	Principal		Value
Transportation Infrastructure - 0.0% (J)
Korea Expressway Corp.
5.13%, 05/20/2015 - 144A		$ 850,000	$ 888,323
Wireless Telecommunication Services - 0.0% (J)
Sprint Communications, Inc.
6.00%, 12/01/2016		400,000	438,500

Total Corporate Debt Securities (cost $453,256,508)			480,917,661

CERTIFICATE OF DEPOSIT - 0.8%
Commercial Banks - 0.8%
Credit Suisse
0.44%, 01/12/2015 (K)		18,500,000	18,500,000

Total Certificate of Deposit (cost $18,500,000)			18,500,000

COMMERCIAL PAPER - 1.4%
Diversified Financial Services - 0.4%
Ford Motor Credit Co.
0.90%, 07/07/2014 (K)		9,500,000	9,477,474
Metals & Mining - 1.0%
Glencore Funding LLC
0.70%, 10/07/2014 - 144A (K)		24,000,000	23,913,060

Total Commercial Paper (cost $33,390,534)			33,390,534

SHORT-TERM U.S. GOVERNMENT OBLIGATION - 0.0% (J)
U.S. Treasury Bill
0.11%, 03/05/2015 (B) (K)		330,000	329,650

Total Short-Term U.S. Government Obligation (cost $329,650)			329,650

SHORT-TERM FOREIGN GOVERNMENT OBLIGATIONS - 6.1%
Mexico Cetes
3.38%, 05/29/2014 (K)	MXN	256,000,000	19,504,263
3.43%, 06/12/2014 (K)		9,000,000	684,750
3.44%, 05/15/2014 - 05/22/2014 (K)		351,000,000	26,767,167
3.49%, 04/03/2014 (K)		525,000,000	40,205,167
3.50%, 09/04/2014 (K)		729,000,000	55,017,518

Total Short-Term Foreign Government Obligations (cost $140,786,006)			142,178,865

	Shares		Value
CONVERTIBLE PREFERRED STOCK - 0.1%
Commercial Banks - 0.1%
Wells Fargo & Co. - Class A, 7.50%		2,900	3,401,700

Total Convertible Preferred Stock (cost $2,690,035)			3,401,700

SECURITIES LENDING COLLATERAL - 0.9%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.16% (K)		21,551,660	21,551,660

Total Securities Lending Collateral (cost $21,551,660)			21,551,660

	Principal	Value
REPURCHASE AGREEMENTS - 20.7%
Bank of Montreal 0.08% (K), dated 03/31/2014, to be repurchased at $49,800,111 on 04/01/2014. Collateralized by a U.S. Government Obligation, 1.38%, due 11/30/2015, and with a value of $50,788,100.	$ 49,800,000	$ 49,800,000
HSBC Bank PLC 0.09% (K), dated 03/31/2014, to be repurchased at $149,800,374 on 04/01/2014. Collateralized by U.S. Government Obligations, 0.25% - 2.00%, due 07/15/2014 - 07/15/2020, and with a total value of $152,942,983.	149,800,000	149,800,000
HSBC Bank PLC 0.09% (K), dated 03/26/2014, to be repurchased at $100,001,500 on 04/09/2014. Collateralized by a U.S. Government Obligation, 2.00%, due 07/15/2014, and with a value of $102,024,985. (G) (L)	100,000,000	100,000,000
National Bank of Canada - Montreal 0.10% (K), dated 03/31/2014, to be repurchased at $30,000,083 on 04/01/2014. Collateralized by a U.S. Government Obligation, 0.25%, due 02/15/2015, and with a value of $30,619,360.	30,000,000	30,000,000
RBC Capital Markets LLC 0.08% (K), dated 03/31/2014, to be repurchased at $100,000,222 on 04/01/2014. Collateralized by a U.S. Government Obligation, 0.63%, due 10/15/2016 and with a value of $102,137,112.	100,000,000	100,000,000
State Street Bank & Trust Co. 0.01% (K), dated 03/31/2014, to be repurchased at $4,494,571 on 04/01/2014. Collateralized by a U.S. Government Agency Obligation, 2.75%, due 11/15/2028, and with a value of $4,584,675.	4,494,570	4,494,570
TD Securities (USA) LLC 0.08% (K), dated 03/31/2014, to be repurchased at $49,400,110 on 04/01/2014. Collateralized by U.S. Government Obligations, 0.63% - 3.13%, due 04/30/2017 - 11/30/2017, and with a total value of $50,648,510.	49,400,000	49,400,000

Total Repurchase Agreements (cost $483,494,570)		483,494,570

Total Investment Securities (cost $2,569,884,152) (M)		2,614,447,939
Other Assets and Liabilities - Net - (11.8)%		(276,692,360)

Net Assets - 100.0%		$ 2,337,755,579

	Principal	Value
TBA SHORT COMMITMENT - (0.0)% (J)
U.S. Government Agency Obligation - (0.0)% (J) (N)
Fannie Mae, TBA 4.00%	$ (1,000,000)	$ (1,039,375)

Total TBA Short Commitment (proceeds $1,042,344)		(1,039,375)

The notes are an integral part of this report. Transamerica Series Trust	March 31, 2014 Form N-Q

Transamerica PIMCO Total Return VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2014

(unaudited)

WRITTEN SWAPTIONS ON INTEREST RATE SWAP AGREEMENTS: (O)

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premiums Paid (Received)	Value
Call - OTC 10-Year Interest Rate Swap	DUB	3-Month USD LIBOR BBA	Receive	2.64%	06/11/2014		$18,500,000	$(64,750)	$(37,234)
Call - OTC 10-Year Interest Rate Swap	RBS	3-Month USD LIBOR BBA	Receive	2.68	09/02/2014		45,000,000	(256,500)	(215,167)
Call - OTC 5-Year Interest Rate Swap	GSC	3-Month USD LIBOR BBA	Receive	1.40	05/06/2014		13,500,000	(34,762)	(394)
Call - OTC 5-Year Interest Rate Swap	MSC	3-Month USD LIBOR BBA	Receive	1.40	05/06/2014		17,700,000	(43,365)	(516)
Call - OTC 5-Year Interest Rate Swap	JPM	3-Month USD LIBOR BBA	Receive	1.56	09/02/2014		24,900,000	(44,820)	(29,221)
Call - OTC 5-Year Interest Rate Swap	DUB	6-Month GBP LIBOR BBA	Receive	1.70	05/06/2014	GBP	67,100,000	(111,282)	(7,369)
Call - OTC 5-Year Interest Rate Swap	GSC	6-Month GBP LIBOR BBA	Receive	1.70	05/06/2014		3,900,000	(7,115)	(428)
Put - OTC 10-Year Interest Rate Swap	RBS	3-Month USD LIBOR BBA	Pay	3.03	09/02/2014		$45,000,000	(781,875)	(722,399)
Put - OTC 10-Year Interest Rate Swap	DUB	3-Month USD LIBOR BBA	Pay	3.04	06/11/2014		18,500,000	(120,250)	(119,867)
Put - OTC 5-Year Interest Rate Swap	JPM	3-Month USD LIBOR BBA	Pay	1.86	09/02/2014		24,900,000	(366,030)	(405,053)
Put - OTC 5-Year Interest Rate Swap	GSC	3-Month USD LIBOR BBA	Pay	1.90	05/06/2014		13,500,000	(114,818)	(55,433)
Put - OTC 5-Year Interest Rate Swap	RBS	3-Month USD LIBOR BBA	Pay	2.50	09/21/2015		81,100,000	(1,540,900)	(2,286,199)
Put - OTC 5-Year Interest Rate Swap	RBS	3-Month USD LIBOR BBA	Pay	4.25	07/28/2014		127,600,000	(1,269,620)	(610,663)
Put - OTC 5-Year Interest Rate Swap	DUB	6-Month GBP LIBOR BBA	Pay	2.40	05/06/2014	GBP	67,100,000	(453,474)	(46,048)
Put - OTC 5-Year Interest Rate Swap	GSC	6-Month GBP LIBOR BBA	Pay	2.40	05/06/2014		3,900,000	(28,459)	(2,676)

								$(5,238,020)	$(4,538,667)

CENTRALLY CLEARED SWAP AGREEMENTS: (P)

CREDIT DEFAULT SWAP AGREEMENTS ON CREDIT INDICES - SELL PROTECTION: (Q)

Reference Obligation	Fixed Deal Pay Rate	Expiration Date	Notional Amount (R)	Fair Value (S)	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
Emerging Markets Index - Series 21	5.00%	06/20/2019	$2,500,000	$238,791	$196,777	$42,014
North American Investment Grade Index - Series 22	1.00	06/20/2019	63,000,000	980,842	909,484	71,358

				$1,219,633	$1,106,261	$113,372

INTEREST RATE SWAP AGREEMENTS - FIXED RATE RECEIVABLE:

Floating Rate Index	Fixed Rate	Expiration Date	Notional Amount	Fair Value	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
3-Month USD-LIBOR	3.00%	09/21/2017	$125,400,000	$764,947	$1,286,092	$(521,145)

INTEREST RATE SWAP AGREEMENTS - FIXED RATE PAYABLE:

Floating Rate Index	Fixed Rate	Expiration Date	Notional Amount	Fair Value	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
3-Month USD-LIBOR	3.50%	12/18/2043	$96,100,000	$(164,772)	$4,941,732	$(5,106,504)

The notes are an integral part of this report. Transamerica Series Trust	March 31, 2014 Form N-Q

Transamerica PIMCO Total Return VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2014

(unaudited)

OVER THE COUNTER SWAP AGREEMENTS: (O)

CREDIT DEFAULT SWAP AGREEMENTS ON CORPORATE AND SOVEREIGN ISSUES - SELL PROTECTION: (Q)

Reference Obligation	Fixed Deal Receive Rate	Expiration Date	Counterparty	Implied Credit Spread (BP) at 03/31/14 (T)	Notional Amount (R)	Fair Value	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
Brazil, 12.25%, 03/06/2030	1.00%	09/20/2016	MSC	85.32	$9,500,000	$28,515	$(103,372)	$131,887
Japan, 2.00%, 03/21/2022	1.00	09/20/2016	DUB	23.64	5,200,000	98,254	83,547	14,707
Japan, 2.00%, 03/21/2022	1.00	09/20/2016	BCLY	23.64	12,300,000	232,409	194,534	37,875
Reynolds American, Inc., 7.63%, 06/1/2016	1.28	06/20/2017	GSC	31.54	2,100,000	62,733	0	62,733
Russian Federation, 7.50%, 03/31/2030	1.00	03/20/2019	CITI	210.66	44,200,000	(2,730,106)	(1,608,333)	(1,121,773)
Russian Federation, 7.50%, 03/31/2030	1.00	03/20/2019	GSC	210.66	9,800,000	(605,318)	(356,599)	(248,719)
Spain, 5.50%, 07/30/2017	1.00	06/20/2019	JPM	103.47	6,200,000	(972)	(3,037)	2,065
Spain, 5.50%, 07/30/2017	1.00	06/20/2019	DUB	103.47	6,200,000	(972)	(3,037)	2,065
United Mexican States, 5.95%, 03/19/2019	1.00	12/20/2018	JPM	78.71	2,100,000	19,617	(4,732)	24,349
United Mexican States, 7.50%, 04/08/2033	1.00	09/20/2016	DUB	39.25	6,900,000	100,213	21,953	78,260

						$(2,795,627)	$(1,779,076)	$(1,016,551)

CREDIT DEFAULT SWAP AGREEMENTS ON CREDIT INDICES - SELL PROTECTION: (Q)

Reference Obligation	Fixed Deal Pay Rate	Expiration Date	Counterparty	Notional Amount (R)	Fair Value (S)	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
Dow Jones North American Investment Grade Index - Series 5	0.46%	12/20/2015	MSC	$9,600,000	$21,393	$0	$21,393
North American CMBS Basket Index - Series AAA	0.35	02/17/2051	GSC	394,078	(3,963)	(10,176)	6,213

					$17,430	$(10,176)	$27,606

INTEREST RATE SWAP AGREEMENTS - FIXED RATE RECEIVABLE:

Floating Rate Index	Fixed Rate	Expiration Date	Counterparty	Notional Amount		Fair Value	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
BRL-CDI	7.80%	01/02/2015	MSC	BRL	88,200,000	$(1,096,044)	$(13,125)	$(1,082,919)
BRL-CDI	9.93	01/02/2015	MSC		84,400,000	762,419	13,473	748,946

						$(333,625)	$348	$(333,973)

FUTURES CONTRACTS: (U)

Description	Type	Contracts	Expiration Date	Net Unrealized Appreciation (Depreciation)
10-Year U.S. Treasury Note	Long	404	06/19/2014	$(352,271)
5-Year U.S. Treasury Note	Long	768	06/30/2014	(583,216)
90-Day Eurodollar	Long	42	12/15/2014	2,400
90-Day Eurodollar	Long	1,162	03/16/2015	(44,891)
90-Day Eurodollar	Long	1,136	06/15/2015	(243,989)
90-Day Eurodollar	Long	9,599	09/14/2015	(854,243)
90-Day Eurodollar	Long	1,843	12/14/2015	(1,025,406)

				$(3,101,616)

The notes are an integral part of this report. Transamerica Series Trust	March 31, 2014 Form N-Q

Transamerica PIMCO Total Return VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2014

(unaudited)

FORWARD FOREIGN CURRENCY CONTRACTS: (O)

Currency	Counterparty	Contracts Bought (Sold)	Settlement Date	Amount in U.S. Dollars Bought (Sold)	Net Unrealized Appreciation (Depreciation)
AUD	HSBC	(393,000)	04/02/2014	$(349,871)	$(14,547)
AUD	BCLY	(393,000)	05/02/2014	(362,046)	(1,621)
BRL	UBS	4,405,949	04/02/2014	1,857,483	83,307
BRL	UBS	(4,405,949)	04/02/2014	(1,808,905)	(131,885)
BRL	UBS	(4,405,949)	05/05/2014	(1,843,262)	(80,838)
EUR	BCLY	(136,054,000)	04/02/2014	(187,277,651)	(156,267)
EUR	BOA	(3,528,000)	04/02/2014	(4,851,071)	(9,256)
EUR	GSC	(1,692,000)	04/02/2014	(2,349,680)	18,708
EUR	HSBC	(18,847,000)	04/02/2014	(26,173,130)	208,682
EUR	JPM	(612,000)	04/02/2014	(835,482)	(7,636)
EUR	RBS	160,733,000	04/02/2014	221,441,854	(9,071)
EUR	RBS	(160,733,000)	05/02/2014	(221,430,442)	11,803
EUR	BOA	(3,800,000)	06/02/2014	(5,075,576)	(158,917)
EUR	HSBC	(1,200,000)	06/02/2014	(1,603,349)	(49,649)
GBP	BCLY	(2,549,000)	04/02/2014	(4,233,489)	(16,012)
GBP	RBS	2,549,000	04/02/2014	4,200,242	49,259
GBP	RBS	(2,549,000)	05/02/2014	(4,199,314)	(49,218)
JPY	CITI	(443,300,000)	05/13/2014	(4,347,101)	51,180
MXN	GSC	(20,785,494)	04/03/2014	(1,593,185)	1,467
MXN	JPM	(498,395,816)	04/03/2014	(37,964,337)	(201,981)
MXN	BNP	26,994,224	05/14/2014	2,025,073	35,499
MXN	BNP	27,002,422	05/14/2014	2,029,296	31,901
MXN	BNP	(198,448,956)	05/15/2014	(14,885,719)	(261,438)
MXN	BNP	(149,717,050)	05/22/2014	(11,244,662)	(176,533)
MXN	GSC	(146,679,089)	05/29/2014	(10,928,259)	(254,954)
MXN	JPM	(107,207,307)	05/29/2014	(7,988,027)	(185,750)
MXN	BNP	(8,912,141)	06/12/2014	(668,352)	(10,450)
MXN	CITI	(357,376,547)	09/04/2014	(26,608,335)	(433,510)
MXN	GSC	(359,599,172)	09/04/2014	(26,774,816)	(435,209)
NOK	CITI	290,000	05/13/2014	47,151	1,200

					$(2,151,736)

The notes are an integral part of this report. Transamerica Series Trust	March 31, 2014 Form N-Q

Transamerica PIMCO Total Return VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2014

(unaudited)

VALUATION SUMMARY: (V)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at March 31, 2014
ASSETS
Investment Securities
U.S. Government Obligations	$—	$605,795,448	$—	$605,795,448
U.S. Government Agency Obligations	—	352,602,151	—	352,602,151
Foreign Government Obligations	—	161,988,721	—	161,988,721
Mortgage-Backed Securities	—	159,113,748	2,245,615	161,359,363
Asset-Backed Securities	—	35,278,163	—	35,278,163
Municipal Government Obligations	—	113,659,453	—	113,659,453
Corporate Debt Securities
Automobiles	—	6,200,000	—	6,200,000
Capital Markets	—	100,646,803	—	100,646,803
Commercial Banks	—	149,751,144	—	149,751,144
Consumer Finance	—	46,630,956	—	46,630,956
Diversified Financial Services	—	97,017,667	0	97,017,667
Diversified Telecommunication Services	—	14,916,772	—	14,916,772
Energy Equipment & Services	—	4,161,153	—	4,161,153
Health Care Equipment & Supplies	—	4,476,260	—	4,476,260
Health Care Providers & Services	—	9,313,950	—	9,313,950
Insurance	—	2,374,983	—	2,374,983
Media	—	983,250	—	983,250
Metals & Mining	—	2,595,000	—	2,595,000
Oil, Gas & Consumable Fuels	—	15,473,421	—	15,473,421
Tobacco	—	4,515,604	—	4,515,604
Trading Companies & Distributors	—	20,533,875	—	20,533,875
Transportation Infrastructure	—	888,323	—	888,323
Wireless Telecommunication Services	—	438,500	—	438,500
Certificate of Deposit	—	18,500,000	—	18,500,000
Commercial Paper	—	33,390,534	—	33,390,534
Short-Term U.S. Government Obligation	—	329,650	—	329,650
Short-Term Foreign Government Obligations	—	142,178,865	—	142,178,865
Convertible Preferred Stock	3,401,700	—	—	3,401,700
Securities Lending Collateral	21,551,660	—	—	21,551,660
Repurchase Agreements	—	483,494,570	—	483,494,570

Total Investment Securities	$24,953,360	$2,587,248,964	$2,245,615	$2,614,447,939

Derivative Financial Instruments
Credit Default Swap Agreements (W)	$—	$494,919	$—	$494,919
Interest Rate Swap Agreements (W)	—	748,946	—	748,946
Futures Contracts (W)	2,400	—	—	2,400
Forward Foreign Currency Contracts (W)	—	493,006	—	493,006

Total Derivative Financial Instruments	$2,400	$1,736,871	$—	$1,739,271

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at March 31, 2014
LIABILITIES
TBA Short Commitment
U.S. Government Agency Obligation	$—	$(1,039,375)	$—	$(1,039,375)

Total TBA Short Commitment	$—	$(1,039,375)	$—	$(1,039,375)

Derivative Financial Instruments
Written Swaptions on Interest Rate Swap Agreements	$—	$(4,538,667)	$—	$(4,538,667)
Credit Default Swap Agreements (W)	—	(1,370,492)	—	(1,370,492)
Interest Rate Swap Agreements (W)	—	(6,710,568)	—	(6,710,568)
Futures Contracts (W)	(3,104,016)	—	—	(3,104,016)
Forward Foreign Currency Contracts (W)	—	(2,644,742)	—	(2,644,742)

Total Derivative Financial Instruments	$(3,104,016)	$(15,264,469)	$—	$(18,368,485)

Level 3 Rollforward - Investment Securities

Securities	Beginning Balance at December 31, 2013	Purchases (X)	Sales (Y)	Accrued Discounts (Premiums)	Total Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation) (Z)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at March 31, 2014 (AA)	Net Change in Unrealized Appreciation (Depreciation) on Investments Held at March 31, 2014 (Z)
Preferred Stock	$2,690,545	$—	$(3,800,000)	$—	$(242,401)	$1,351,856	$—	$—	$—	—
Mortgage-Backed Securities	—	2,549,105	(308,286)	—	2,818	1,978	—	—	2,245,615	1,978
Corporate Debt Securities	0	—	—	—	—	—	—	—	0	—

Total	$2,690,545	$2,549,105	$(4,108,286)	$—	$(239,583)	$1,353,834	$—	$—	$2,245,615	$1,978

NOTES TO SCHEDULE OF INVESTMENTS:

(A)	Floating or variable rate note. Rate is listed as of March 31, 2014.
(B)	All or a portion of this security has been segregated by the custodian with the broker as collateral for open swap, swaptions and/or forward foreign currency contracts. Total value of securities segregated for open swap, swaptions and/or forward foreign currency contracts is $2,442,093.

The notes are an integral part of this report. Transamerica Series Trust	March 31, 2014 Form N-Q

Transamerica PIMCO Total Return VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2014

(unaudited)

NOTES TO SCHEDULE OF INVESTMENTS (continued):

(C)	All or a portion of this security has been segregated by the custodian with the broker as collateral for centrally cleared swaps. Total value of securities segregated as collateral to cover centrally cleared swaps is $6,934,916.
(D)	Security is subject to sale-buyback transactions.
(E)	All or a portion of this security has been segregated by the custodian with the broker as collateral to cover margin requirements for open futures contracts. Total value of securities segregated as collateral to cover margin requirements for open futures contracts is $2,517,144.
(F)	All or a portion of this security is on loan. The value of all securities on loan is $21,108,013. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(G)	Illiquid. Total aggregate fair value of illiquid securities is $137,460,774, or 5.88% of the portfolio’s net assets.
(H)	Fair valued as determined in good faith in accordance with procedures established by the Board of Trustees. Total aggregate fair value of securities is $2,245,615, or 0.10% of the portfolio’s net assets.
(I)	The security has a perpetual maturity. The date shown is the next call date.
(J)	Percentage rounds to less than 0.1%.
(K)	Rate shown reflects the yield at March 31, 2014.
(L)	Open maturity repurchase agreement. Both the portfolio and counterparty have the right to terminate the repurchase agreement at any time.
(M)	Aggregate cost for federal income tax purposes is $2,569,884,152. Aggregate gross unrealized appreciation and depreciation for all securities in which there is an excess of value over tax cost were $59,943,363 and $15,379,576, respectively. Net unrealized appreciation for tax purposes is $44,563,787.
(N)	Cash in the amount of $100,000 has been segregated by the broker with the custodian as collateral for open TBA commitment transactions.
(O)	Cash in the amount of $1,635,000 has been segregated by the broker with the custodian as collateral for open swap, swaptions and/or forward foreign currency contracts.
(P)	Cash in the amount of $1,522,000 has been segregated by the custodian with the broker as collateral for centrally cleared swaps.
(Q)	If the portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the portfolio will either (a) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced obligation or (b) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced obligation.
(R)	The maximum potential amount the portfolio could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(S)	The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period ended. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(T)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.
(U)	Cash in the amount of $4,807,000 has been segregated by the custodian with the broker as collateral to cover margin requirements for open futures contracts.
(V)	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers between Levels 1 and 2 during the period ended March 31, 2014. See the notes to the schedules of investments for more information regarding pricing inputs and valuation techniques.
(W)	Derivative financial instruments valued at unrealized appreciation (depreciation) on the instrument.
(X)	Purchases include all purchases of securities and securities received in corporate actions.
(Y)	Sales include all sales of securities, maturities, paydowns and securities tendered in a corporate action.
(Z)	Any difference between Net Change in Unrealized Appreciation (Depreciation) and Net Change in Unrealized Appreciation (Depreciation) on Investments Held at March 31, 2014 may be due to an investment no longer held or categorized as Level 3 at year end.
(AA)	Level 3 securities were not considered significant to the portfolio.

DEFINITIONS:

144A	144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2014, these securities aggregated $187,210,349, or 8.01% of the portfolio’s net assets.
AGM	Assured Guaranty Municipal Corporation
AMBAC	AMBAC Financial Group, Inc.
BBA	British Bankers’ Association
BCLY	Barclays Bank PLC
BNP	BNP Paribas
BOA	Bank of America
BP	Basis Point
CDI	Credit Default Index
CITI	Citigroup, Inc.
CMBS	Commercial Mortgage-Backed Securities
DUB	Deutsche Bank AG
GSC	Goldman Sachs & Co.
HSBC	HSBC Bank USA
JPM	JPMorgan Chase Bank
LIBOR	London Interbank Offered Rate
MSC	Morgan Stanley
MTN	Medium Term Note
OTC	Over the Counter

The notes are an integral part of this report. Transamerica Series Trust	March 31, 2014 Form N-Q

Transamerica PIMCO Total Return VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2014

(unaudited)

DEFINITIONS (continued):

RBS	Royal Bank of Scotland Group PLC
REMIC	Real Estate Mortgage Investment Conduits (consist of a fixed pool of mortgages broken apart and marketed to investors as individual securities)
Re-REMIC	Re-Securitized Real Estate Mortgage Investment Conduits (consist of a fixed pool of mortgages broken apart and marketed to investors as individual securities)
Reg S	Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
TBA	To Be Announced
UBS	UBS AG

CURRENCY ABBREVIATIONS:

AUD	Australian Dollar
BRL	Brazilian Real
EUR	Euro
GBP	Pound Sterling
JPY	Japanese Yen
MXN	Mexican Peso
NOK	Norwegian Krone
USD	United States Dollar

The notes are an integral part of this report. Transamerica Series Trust	March 31, 2014 Form N-Q

Transamerica ProFund UltraBear VP

SCHEDULE OF INVESTMENTS

At March 31, 2014

(unaudited)

	Shares	Value
SHORT-TERM INVESTMENT COMPANIES - 73.1%
SSC Government Money Market Fund	3,142,911	$ 3,142,911
SSgA Money Market Fund	3,142,910	3,142,910
SSgA Prime Money Market Fund	3,142,911	3,142,911
State Street Institutional Liquid Reserves Fund	3,142,911	3,142,911

Total Short-Term Investment Companies (cost $12,571,643)		12,571,643

	Principal	Value
REPURCHASE AGREEMENT - 18.2%
State Street Bank & Trust Co. 0.01% (A), dated 03/31/2014, to be repurchased at $3,142,912 on 04/01/2014. Collateralized by U.S. Government Agency Obligation, 3.00%, due 05/15/2040, and with a value of $3,206,923.	$ 3,142,911	3,142,911

Total Repurchase Agreement (cost $3,142,911)		3,142,911

Total Investment Securities (cost $15,714,554) (B)		15,714,554
Other Assets and Liabilities - Net - 8.7%		1,489,640

Net Assets - 100.0%		$ 17,204,194

FUTURES CONTRACTS: (C)

Description	Type	Contracts	Expiration Date	Net Unrealized Appreciation (Depreciation)
S&P 500 E-Mini Index	Short	(370)	06/20/2014	$(97,921)

VALUATION SUMMARY: (D)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at March 31, 2014
ASSETS
Investment Securities
Short-Term Investment Companies	$12,571,643	$—	$—	$12,571,643
Repurchase Agreement	—	3,142,911	—	3,142,911

Total Investment Securities	$12,571,643	$3,142,911	$—	$15,714,554

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at March 31, 2014
LIABILITIES
Derivative Financial Instruments
Futures Contracts (E)	$(97,921)	$—	$—	$(97,921)

Total Derivative Financial Instruments	$(97,921)	$—	$—	$(97,921)

NOTES TO SCHEDULE OF INVESTMENTS:

(A)	Rate shown reflects the yield at March 31, 2014.
(B)	Aggregate cost for federal income tax purposes is $15,714,554.
(C)	Cash in the amount of $1,779,454 has been segregated by the custodian with the broker as collateral to cover margin requirements for open futures contracts.
(D)	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers between Levels 1 and 2 during the period ended March 31, 2014. See the notes to the schedules of investments for more information regarding pricing inputs and valuation techniques.
(E)	Derivative financial instruments valued at unrealized appreciation (depreciation) on the instrument.

The notes are an integral part of this report. Transamerica Series Trust	March 31, 2014 Form N-Q

Transamerica Systematic Small/Mid Cap Value VP

SCHEDULE OF INVESTMENTS

At March 31, 2014

(unaudited)

	Shares	Value
COMMON STOCKS - 99.0%
Aerospace & Defense - 1.3%
Alliant Techsystems, Inc.	20,070	$ 2,852,951
Curtiss-Wright Corp.	29,500	1,874,430
Huntington Ingalls Industries, Inc.	25,370	2,594,336
L-3 Communications Holdings, Inc.	12,620	1,491,053
Orbital Sciences Corp. (A)	115,500	3,222,450
Airlines - 1.5%
Southwest Airlines Co.	218,000	5,146,980
United Continental Holdings, Inc. (A)	191,475	8,545,529
Auto Components - 1.5%
Allison Transmission Holdings, Inc.	154,525	4,626,478
Magna International, Inc. - Class A	85,025	8,188,758
Stoneridge, Inc. (A)	108,100	1,213,963
Building Products - 0.9%
Continental Building Products, Inc. (A)	84,000	1,582,560
Gibraltar Industries, Inc. (A)	166,500	3,141,855
Norcraft Cos., Inc. (A)	183,300	3,103,269
Quanex Building Products Corp.	23,800	492,184
Capital Markets - 3.9%
Invesco, Ltd.	323,375	11,964,875
Janus Capital Group, Inc. (B)	124,400	1,352,228
LPL Financial Holdings, Inc.	29,000	1,523,660
Piper Jaffray Cos. (A)	33,300	1,525,140
Raymond James Financial, Inc.	231,275	12,935,211
Stifel Financial Corp. (A)	60,500	3,010,480
Waddell & Reed Financial, Inc. - Class A	42,000	3,092,040
Chemicals - 1.1%
Huntsman Corp.	163,375	3,989,617
OM Group, Inc. (B)	95,100	3,159,222
Tronox, Ltd. - Class A	121,000	2,876,170
Commercial Banks - 9.6%
Comerica, Inc. - Class A	135,000	6,993,000
Fifth Third Bancorp	130,200	2,988,090
First Citizens BancShares, Inc. - Class A	20,257	4,876,873
First Community Bancshares, Inc.	171,904	2,812,349
First Republic Bank - Class A	43,000	2,321,570
Huntington Bancshares, Inc. - Class A	1,100,000	10,967,000
KeyCorp	420,000	5,980,800
Lakeland Bancorp, Inc. - Class A (B)	221,716	2,494,305
Regions Financial Corp.	1,115,125	12,389,039
Sandy Spring Bancorp, Inc.	129,200	3,227,416
Sterling Bancorp	242,000	3,063,720
SunTrust Banks, Inc.	150,150	5,974,468
Umpqua Holdings Corp. (B)	116,500	2,171,560
Union First Market Bankshares Corp.	115,000	2,923,300
United Community Banks, Inc. (A)	65,700	1,275,237
Washington Trust Bancorp, Inc. (B)	46,078	1,726,543
Webster Financial Corp.	423,550	13,155,463
Wilshire Bancorp, Inc. (B)	228,500	2,536,350
Commercial Services & Supplies - 1.3%
HNI Corp. (B)	72,500	2,650,600
Knoll, Inc.	29,000	527,510
Pitney Bowes, Inc. (B)	159,875	4,155,151
R.R. Donnelley & Sons Co.	229,050	4,099,995
Communications Equipment - 2.8%
CommScope Holding Co., Inc. (A)	184,775	4,560,247
F5 Networks, Inc. - Class B (A)	49,850	5,315,506
Finisar Corp. (A) (B)	337,800	8,955,078
Juniper Networks, Inc. (A)	160,900	4,144,784
KVH Industries, Inc. (A) (B)	222,232	2,924,573

	Shares	Value
Computers & Peripherals - 1.4%
Electronics for Imaging, Inc. - Class B (A)	114,921	$ 4,977,229
SanDisk Corp.	33,350	2,707,687
Western Digital Corp.	54,375	4,992,712
Construction & Engineering - 1.1%
Argan, Inc.	52,500	1,560,825
Comfort Systems USA, Inc. - Class A	145,200	2,212,848
EMCOR Group, Inc.	57,800	2,704,462
Foster Wheeler AG (A)	25,600	829,952
Quanta Services, Inc. (A)	69,075	2,548,867
Construction Materials - 0.5%
Caesarstone Sdot-Yam, Ltd.	90,100	4,899,638
Containers & Packaging - 0.6%
Graphic Packaging Holding Co. (A)	226,775	2,304,034
Owens-Illinois, Inc. (A)	59,325	2,006,965
Sealed Air Corp. - Class A	48,425	1,591,730
Diversified Financial Services - 1.3%
ING US, Inc.	337,875	12,254,726
Diversified Telecommunication Services - 0.7%
Level 3 Communications, Inc. (A)	169,550	6,636,187
Electric Utilities - 0.3%
Cleco Corp.	55,725	2,818,571
Electrical Equipment - 1.6%
Generac Holdings, Inc.	110,025	6,488,174
PowerSecure International, Inc. (A) (B)	190,500	4,465,320
Regal Beloit Corp.	51,700	3,759,107
Electronic Equipment & Instruments - 2.2%
AVX Corp.	364,152	4,799,524
Control4 Corp. (A) (B)	58,400	1,238,664
Daktronics, Inc.	195,000	2,806,050
Orbotech, Ltd. (A)	266,788	4,105,867
Rofin-Sinar Technologies, Inc. (A) (B)	49,600	1,188,416
Universal Display Corp. - Class A (A) (B)	84,800	2,705,968
Vishay Intertechnology, Inc. (B)	200,900	2,989,392
Energy Equipment & Services - 1.3%
Bristow Group, Inc. (B)	41,676	3,147,372
Dresser-Rand Group, Inc. (A) (B)	27,500	1,606,275
Helix Energy Solutions Group, Inc. - Class A (A)	61,500	1,413,270
Helmerich & Payne, Inc. (B)	53,540	5,758,762
Food & Staples Retailing - 0.6%
Rite Aid Corp. (A)	510,475	3,200,678
SUPERVALU, Inc. (A) (B)	350,775	2,399,301
Food Products - 1.8%
Bunge, Ltd.	62,975	5,007,142
J&J Snack Foods Corp.	28,400	2,725,548
Sanderson Farms, Inc. (B)	20,300	1,593,347
Tyson Foods, Inc. - Class A	161,750	7,118,618
Gas Utilities - 1.4%
Atmos Energy Corp.	271,575	12,799,330
Health Care Equipment & Supplies - 1.4%
AngioDynamics, Inc. (A)	208,500	3,283,875
CareFusion Corp. - Class A (A)	126,925	5,104,923
Cooper Cos., Inc.	13,925	1,912,738
Greatbatch, Inc. (A)	62,600	2,874,592
Health Care Providers & Services - 3.3%
Aetna, Inc.	69,750	5,229,158
AMN Healthcare Services, Inc. (A)	131,400	1,805,436
Cardinal Health, Inc.	97,100	6,795,058
Health Net, Inc. (A)	78,800	2,679,988
HealthSouth Corp. (B)	76,000	2,730,680
PharMerica Corp. (A)	87,650	2,452,447

The notes are an integral part of this report. Transamerica Series Trust	March 31, 2014 Form N-Q

Transamerica Systematic Small/Mid Cap Value VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2014

(unaudited)

	Shares	Value
Health Care Providers & Services (continued)
Universal Health Services, Inc. - Class B	74,505	$ 6,114,625
WellCare Health Plans, Inc. (A)	41,400	2,629,728
Health Care Technology - 0.4%
Allscripts Healthcare Solutions, Inc. (A) (B)	40,000	721,200
Omnicell, Inc. (A)	92,500	2,647,350
Hotels, Restaurants & Leisure - 1.9%
Churchill Downs, Inc.	32,300	2,948,990
MGM Resorts International (A)	184,450	4,769,877
Royal Caribbean Cruises, Ltd. - Class A	104,350	5,693,336
Wendy’s Co. (B)	472,800	4,311,936
Household Durables - 2.0%
D.R. Horton, Inc. (B)	245,550	5,316,158
Harman International Industries, Inc.	57,340	6,100,976
Helen of Troy, Ltd. (A)	36,500	2,526,895
La-Z-Boy, Inc.	101,000	2,737,100
Ryland Group, Inc. (B)	34,040	1,359,217
Household Products - 0.5%
Spectrum Brands Holdings, Inc. - Class A	52,400	4,176,280
Independent Power Producers & Energy Traders - 0.6%
AES Corp.	355,025	5,069,757
Industrial Conglomerates - 0.9%
Hutchison Whampoa, Ltd.	648,912	8,600,291
Insurance - 4.0%
Alleghany Corp. (A)	8,200	3,340,516
Allstate Corp.	36,750	2,079,315
Aspen Insurance Holdings, Ltd.	54,000	2,143,800
Everest RE Group, Ltd.	12,015	1,838,896
HCC Insurance Holdings, Inc.	139,150	6,329,933
Lincoln National Corp.	106,425	5,392,555
Selective Insurance Group, Inc.	199,558	4,653,693
United Fire Group, Inc.	204,264	6,199,412
Validus Holdings, Ltd.	131,610	4,963,013
Internet & Catalog Retail - 0.2%
NutriSystem, Inc. (B)	112,200	1,690,854
Internet Software & Services - 1.8%
AOL, Inc. (A)	95,100	4,162,527
Blucora, Inc. (A) (B)	60,400	1,189,276
IAC/InterActiveCorp	50,700	3,619,473
TheStreet, Inc.	417,600	1,094,112
Web.com Group, Inc. (A) (B)	169,250	5,759,577
XO Group, Inc. (A)	67,100	680,394
IT Services - 0.6%
Global Cash Access Holdings, Inc. (A)	100,500	689,430
Global Payments, Inc.	38,500	2,737,735
Sykes Enterprises, Inc. (A)	102,500	2,036,675
Life Sciences Tools & Services - 0.9%
Agilent Technologies, Inc.	152,250	8,513,820
Machinery - 4.5%
Alamo Group, Inc.	11,293	613,549
Altra Industrial Motion Corp. (B)	97,000	3,462,900
CIRCOR International, Inc.	22,300	1,635,259
Columbus McKinnon Corp. (A)	64,000	1,714,560
Crane Co.	27,000	1,921,050
ITT Corp.	146,125	6,248,305
Mueller Industries, Inc.	107,600	3,226,924
NN, Inc.	190,600	3,754,820
Oshkosh Corp.	81,900	4,821,453
Parker Hannifin Corp.	63,590	7,612,359
Terex Corp.	73,200	3,242,760
Watts Water Technologies, Inc. - Class A	44,900	2,635,181
Media - 1.4%
Gannett Co., Inc.	256,635	7,083,126
Starz - Class A (A)	104,775	3,382,137
Vivendi SA	77,000	2,144,918

	Shares	Value
Metals & Mining - 2.2%
Alcoa, Inc.	459,025	$ 5,907,652
Barrick Gold Corp.	152,075	2,711,497
Gerdau SA - ADR	1,361,750	8,728,817
Kaiser Aluminum Corp. (B)	33,000	2,356,860
Multi-Utilities - 2.5%
Ameren Corp.	272,200	11,214,640
CMS Energy Corp.	226,525	6,632,652
NorthWestern Corp. (B)	111,000	5,264,730
Multiline Retail - 0.5%
Macy’s, Inc.	84,125	4,987,771
Oil, Gas & Consumable Fuels - 4.9%
Chesapeake Energy Corp. (B)	96,875	2,481,937
Cimarex Energy Co.	105,905	12,614,345
EnCana Corp.	159,000	3,399,420
EPL Oil & Gas, Inc. (A)	78,800	3,041,680
Gulfport Energy Corp. (A)	39,700	2,825,846
PBF Energy, Inc. - Class A	182,675	4,713,015
Peabody Energy Corp.	190,650	3,115,221
W&T Offshore, Inc. (B)	133,500	2,310,885
Western Refining, Inc. (B)	114,950	4,437,070
Whiting Petroleum Corp. (A)	91,460	6,346,409
Paper & Forest Products - 0.7%
Domtar Corp.	36,700	4,118,474
P.H. Glatfelter Co.	92,500	2,517,850
Pharmaceuticals - 1.5%
Mallinckrodt PLC (A)	105,440	6,685,951
Nektar Therapeutics (A) (B)	280,345	3,397,781
Sanofi	34,550	3,602,201
Professional Services - 0.9%
Heidrick & Struggles International, Inc.	76,900	1,543,383
Manpowergroup, Inc.	33,270	2,622,674
On Assignment, Inc. (A)	108,500	4,187,015
Real Estate Investment Trusts - 6.8%
BioMed Realty Trust, Inc. - Class B	473,675	9,705,601
Brandywine Realty Trust	581,075	8,402,345
CBL & Associates Properties, Inc. (B)	472,400	8,385,100
DiamondRock Hospitality Co.	254,000	2,984,500
DuPont Fabros Technology, Inc. (B)	196,975	4,741,188
Excel Trust, Inc.	303,893	3,853,363
Liberty Property Trust - Series C	330,950	12,231,912
National Retail Properties, Inc. (B)	90,500	3,105,960
Physicians Realty Trust	32,000	445,440
Summit Hotel Properties, Inc.	339,300	3,148,704
Weyerhaeuser Co.	177,675	5,214,761
Real Estate Management & Development - 1.4%
Cheung Kong Holdings, Ltd.	409,847	6,789,833
Henderson Land Development Co., Ltd. (B)	1,020,527	5,960,146
Road & Rail - 1.1%
AMERCO	17,500	4,062,100
Swift Transportation Co. - Class A (A) (B)	258,175	6,389,831
Semiconductors & Semiconductor Equipment - 6.8%
Advanced Energy Industries, Inc. (A) (B)	119,050	2,916,725
Applied Materials, Inc. - Class A	343,039	7,004,856
Broadcom Corp. - Class A	73,455	2,312,363
Brooks Automation, Inc. - Class A	217,500	2,377,275
COHU, Inc.	61,900	664,806
Entegris, Inc. (A)	274,500	3,324,195
First Solar, Inc. (A) (B)	25,350	1,769,177
GSI Technology, Inc. (A)	117,700	813,307
GT Advanced Technologies, Inc. (A) (B)	445,525	7,596,201
Intel Corp.	150,039	3,872,507

The notes are an integral part of this report. Transamerica Series Trust	March 31, 2014 Form N-Q

Transamerica Systematic Small/Mid Cap Value VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2014

(unaudited)

	Shares	Value
Semiconductors & Semiconductor Equipment (continued)
LAM Research Corp. (A)	90,675	$ 4,987,125
LTX-Credence Corp. (A)	327,000	2,913,570
Micron Technology, Inc. (A)	118,775	2,810,217
MKS Instruments, Inc.	69,400	2,074,366
NXP Semiconductor NV (A)	70,800	4,163,748
ON Semiconductor Corp. (A)	573,725	5,393,015
RF Micro Devices, Inc. (A)	247,500	1,950,300
Silicon Motion Technology Corp. - ADR	268,000	4,497,040
TriQuint Semiconductor, Inc. (A)	75,100	1,005,589
Software - 1.4%
AVG Technologies NV (A) (B)	57,700	1,209,392
Electronic Arts, Inc. (A) (B)	88,000	2,552,880
Seachange International, Inc. (A)	77,500	809,100
Symantec Corp.	80,000	1,597,600
TiVo, Inc. (A)	502,575	6,649,067
Specialty Retail - 2.0%
Abercrombie & Fitch Co. - Class A (B)	69,000	2,656,500
American Eagle Outfitters, Inc. (B)	172,900	2,116,296
ANN, Inc. (A) (B)	62,305	2,584,411
Express, Inc. (A)	50,600	803,528
Finish Line, Inc. - Class A	108,500	2,939,265
Foot Locker, Inc.	56,500	2,654,370
Guess?, Inc. (B)	58,100	1,603,560
hhgregg, Inc. (A) (B)	109,400	1,051,334
Lowe’s Cos., Inc.	42,000	2,053,800
Textiles, Apparel & Luxury Goods - 0.7%
Hanesbrands, Inc.	65,030	4,973,494
Steven Madden, Ltd. - Class B (A)	31,700	1,140,566
Thrifts & Mortgage Finance - 1.7%
Berkshire Hills Bancorp, Inc.	103,487	2,678,244
Dime Community Bancshares, Inc.	136,600	2,319,468
Oritani Financial Corp.	72,900	1,152,549
Provident Financial Services, Inc.	114,800	2,108,876
TrustCo Bank Corp. (B)	189,000	1,330,560
United Financial Bancorp, Inc.	150,521	2,768,081
Washington Federal, Inc.	154,000	3,588,200
Trading Companies & Distributors - 0.8%
GATX Corp.	77,200	5,240,336
MRC Global, Inc. (A)	83,475	2,250,486

Total Common Stocks (cost $772,484,152)		908,750,347

SECURITIES LENDING COLLATERAL - 12.6%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.16% (C)	115,310,168	115,310,168

Total Securities Lending Collateral (cost $115,310,168)		115,310,168

	Principal	Value
REPURCHASE AGREEMENT - 1.3%
State Street Bank & Trust Co. 0.01% (C), dated 03/31/2014, to be repurchased at $11,797,685 on 04/01/2014. Collateralized by a U.S. Government Agency Obligation, 3.00%, due 07/25/2037, and with a value of $12,037,448.	$ 11,797,682	11,797,682

Total Repurchase Agreement (cost $11,797,682)		11,797,682

Total Investment Securities (cost $899,592,002) (D)		1,035,858,197
Other Assets and Liabilities - Net - (12.9)%		(118,507,755)

Net Assets - 100.0%		$ 917,350,442

The notes are an integral part of this report. Transamerica Series Trust	March 31, 2014 Form N-Q

Transamerica Systematic Small/Mid Cap Value VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2014

(unaudited)

VALUATION SUMMARY: (E)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at March 31, 2014
ASSETS
Investment Securities
Common Stocks	$881,652,958	$27,097,389	$—	$908,750,347
Securities Lending Collateral	115,310,168	—	—	115,310,168
Repurchase Agreement	—	11,797,682	—	11,797,682

Total Investment Securities	$996,963,126	$38,895,071	$—	$1,035,858,197

NOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing security.
(B)	All or a portion of this security is on loan. The value of all securities on loan is $112,311,847. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(C)	Rate shown reflects the yield at March 31, 2014.
(D)	Aggregate cost for federal income tax purposes is $899,592,002. Aggregate gross unrealized appreciation and depreciation for all securities in which there is an excess of value over tax cost were $146,181,769 and $9,915,574, respectively. Net unrealized appreciation for tax purposes is $136,266,195.
(E)	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers between Levels 1 and 2 during the period ended March 31, 2014. See the notes to the schedules of investments for more information regarding pricing inputs and valuation techniques.

DEFINITION:

ADR	American Depositary Receipt

The notes are an integral part of this report. Transamerica Series Trust	March 31, 2014 Form N-Q

Transamerica T. Rowe Price Small Cap VP

SCHEDULE OF INVESTMENTS

At March 31, 2014

(unaudited)

	Shares	Value
COMMON STOCKS - 99.3%
Aerospace & Defense - 2.5%
Esterline Technologies Corp. (A)	20,200	$ 2,152,108
GenCorp, Inc. (A) (B)	64,400	1,176,588
HEICO Corp. - Class A	63,481	2,755,710
Hexcel Corp. (A)	54,700	2,381,638
Teledyne Technologies, Inc. (A)	36,600	3,562,278
TransDigm Group, Inc.	14,600	2,703,920
Triumph Group, Inc.	5,100	329,358
Airlines - 0.7%
Allegiant Travel Co. - Class A	10,000	1,119,300
Spirit Airlines, Inc. (A)	53,600	3,183,840
Auto Components - 0.6%
Dana Holding Corp.	36,000	837,720
Tenneco, Inc. (A)	45,700	2,653,799
Beverages - 0.8%
Boston Beer Co., Inc. - Class A (A)	19,000	4,649,870
Biotechnology - 7.5%
ACADIA Pharmaceuticals, Inc. (A)	39,200	953,736
Acceleron Pharma, Inc. (A) (B)	5,600	193,200
Acorda Therapeutics, Inc. (A)	22,100	837,811
Aegerion Pharmaceuticals, Inc. (A) (B)	19,300	890,116
Alkermes PLC (A)	75,500	3,328,795
Alnylam Pharmaceuticals, Inc. (A)	30,500	2,047,770
BioMarin Pharmaceutical, Inc. (A)	39,800	2,714,758
Cepheid, Inc. (A) (B)	39,700	2,047,726
Cubist Pharmaceuticals, Inc. (A)	48,000	3,511,200
Idenix Pharmaceuticals, Inc. (A) (B)	66,800	402,804
Incyte Corp., Ltd. (A)	90,100	4,822,152
Intercept Pharmaceuticals, Inc. (A) (B)	6,000	1,978,740
InterMune, Inc. (A) (B)	44,600	1,492,762
Isis Pharmaceuticals, Inc. (A) (B)	40,700	1,758,647
Lexicon Pharmaceuticals, Inc. (A) (B)	47,800	82,694
Ligand Pharmaceuticals, Inc. - Class B (A) (B)	17,100	1,150,146
Medivation, Inc. (A) (B)	16,400	1,055,668
Neurocrine Biosciences, Inc. (A)	61,600	991,760
NPS Pharmaceuticals, Inc. (A)	63,800	1,909,534
Opko Health, Inc. (A) (B)	61,900	576,908
Pharmacyclics, Inc. (A) (B)	28,400	2,846,248
Prothena Corp. PLC (A) (B)	12,500	478,875
Puma Biotechnology, Inc. (A)	22,600	2,353,564
Seattle Genetics, Inc. (A) (B)	54,300	2,473,908
Sunesis Pharmaceuticals, Inc. (A)	36,600	241,926
Theravance, Inc. - Class A (A) (B)	39,300	1,215,942
United Therapeutics Corp. (A)	31,000	2,914,930
Building Products - 0.2%
AAON, Inc.	34,500	961,515
Capital Markets - 2.2%
Affiliated Managers Group, Inc. (A)	12,900	2,580,645
E*TRADE Financial Corp. (A)	131,560	3,028,511
Financial Engines, Inc. (B)	33,400	1,696,052
Virtus Investment Partners, Inc. (A)	10,500	1,818,285
Waddell & Reed Financial, Inc. - Class A	57,400	4,225,788
Chemicals - 2.4%
Koppers Holdings, Inc.	12,500	515,375
NewMarket Corp. (B)	12,200	4,767,516
Rockwood Holdings, Inc.	43,000	3,199,200
Stepan Co.	34,100	2,201,496
WR Grace & Co. (A)	34,800	3,451,116

	Shares	Value
Commercial Banks - 1.4%
Signature Bank (A)	27,600	$ 3,466,284
SVB Financial Group (A)	20,000	2,575,600
Texas Capital Bancshares, Inc. (A) (B)	38,600	2,506,684
Commercial Services & Supplies - 1.7%
Clean Harbors, Inc. (A) (B)	26,800	1,468,372
Healthcare Services Group Inc. (B)	58,100	1,688,386
Rollins, Inc.	59,550	1,800,792
Team, Inc. (A)	29,200	1,251,512
US Ecology, Inc.	32,200	1,195,264
Waste Connections, Inc.	58,687	2,574,012
Communications Equipment - 1.7%
ADTRAN, Inc.	30,700	749,387
Aruba Networks, Inc. (A) (B)	80,000	1,500,000
EchoStar Corp. - Class A (A)	19,700	936,932
JDS Uniphase Corp. (A)	111,100	1,555,400
Plantronics, Inc.	44,300	1,969,135
Polycom, Inc. (A)	57,824	793,345
Riverbed Technology, Inc. (A)	95,062	1,873,672
Ubiquiti Networks, Inc. (A)	16,400	745,708
Computers & Peripherals - 0.2%
Stratasys, Ltd. (A) (B)	10,800	1,145,772
Consumer Finance - 0.6%
Portfolio Recovery Associates, Inc. (A) (B)	59,100	3,419,526
World Acceptance Corp. (A) (B)	5,900	442,972
Containers & Packaging - 0.6%
Graphic Packaging Holding Co. (A)	213,700	2,171,192
Rock-Tenn Co. - Class A	12,000	1,266,840
Distributors - 0.2%
LKQ Corp. (A)	56,700	1,494,045
Diversified Consumer Services - 0.8%
American Public Education, Inc. (A) (B)	27,100	950,668
Ascent Capital Group, Inc. - Class A (A)	23,200	1,752,760
Sotheby’s - Class A (B)	45,000	1,959,750
Steiner Leisure, Ltd. - Class A (A)	10,000	462,500
Diversified Financial Services - 1.0%
CBOE Holdings, Inc.	49,100	2,779,060
MarketAxess Holdings, Inc.	35,700	2,114,154
MSCI, Inc. - Class A (A)	9,788	421,080
NewStar Financial, Inc. (A)	47,100	652,806
Diversified Telecommunication Services - 0.4%
tw telecom, Inc. - Class A (A)	72,600	2,269,476
Electrical Equipment - 1.3%
Acuity Brands, Inc.	32,600	4,321,782
Generac Holdings, Inc.	54,600	3,219,762
Electronic Equipment & Instruments - 2.3%
Anixter International, Inc.	37,600	3,817,152
Cognex Corp. (A)	65,500	2,217,830
Coherent, Inc. (A)	37,400	2,444,090
FARO Technologies, Inc. (A)	10,300	545,900
FEI Co.	44,600	4,594,692
Energy Equipment & Services - 2.1%
Atwood Oceanics, Inc. (A)	30,200	1,521,778
Core Laboratories NV	13,400	2,659,096
Dril-Quip, Inc. - Class A (A)	26,900	3,015,490
Oceaneering International, Inc.	24,800	1,782,128
Oil States International, Inc. (A)	22,200	2,188,920
Tesco Corp. - Class B (A)	47,300	875,050
Unit Corp. (A)	5,600	366,128
Food & Staples Retailing - 1.2%
Rite Aid Corp. (A)	703,700	4,412,199
Susser Holdings Corp. (A) (B)	45,300	2,829,891

The notes are an integral part of this report. Transamerica Series Trust	March 31, 2014 Form N-Q

Transamerica T. Rowe Price Small Cap VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2014

(unaudited)

	Shares	Value
Food Products - 1.4%
Dean Foods Co. (B)	48,600	$ 751,356
J&J Snack Foods Corp.	42,700	4,097,919
TreeHouse Foods, Inc. (A)	53,800	3,873,062
Health Care Equipment & Supplies - 3.4%
Align Technology, Inc. (A)	56,800	2,941,672
Cooper Cos., Inc.	20,000	2,747,200
DexCom, Inc. (A)	47,100	1,948,056
HeartWare International, Inc. (A) (B)	8,200	768,996
ICU Medical, Inc. - Class B (A)	15,900	952,092
IDEXX Laboratories, Inc. (A) (B)	21,400	2,597,960
Masimo Corp. (A) (B)	29,800	813,838
Meridian Bioscience, Inc. (B)	17,550	382,415
Sirona Dental Systems, Inc. (A) (B)	44,900	3,352,683
Thoratec Corp. (A)	32,800	1,174,568
Volcano Corp. (A) (B)	34,500	679,995
West Pharmaceutical Services, Inc.	53,000	2,334,650
Health Care Providers & Services - 3.5%
Air Methods Corp. (A) (B)	63,100	3,371,433
Bio-Reference Labs, Inc. (A) (B)	27,300	755,664
Centene Corp. (A)	34,900	2,172,525
Chemed Corp. (B)	8,500	760,325
Corvel Corp. (A)	42,900	2,134,704
HealthSouth Corp.	56,400	2,026,452
MEDNAX, Inc. (A)	44,800	2,776,704
MWI Veterinary Supply, Inc. - Class A (A) (B)	16,300	2,536,606
Team Health Holdings, Inc. (A)	70,500	3,154,875
WellCare Health Plans, Inc. (A)	24,700	1,568,944
Health Care Technology - 0.3%
athenahealth, Inc. (A)	7,300	1,169,752
HMS Holdings Corp. (A) (B)	31,400	598,170
Hotels, Restaurants & Leisure - 4.6%
Bally Technologies, Inc. (A)	39,200	2,597,784
Brinker International, Inc. (B)	55,000	2,884,750
Buffalo Wild Wings, Inc. (A)	13,500	2,010,150
Cheesecake Factory, Inc.	32,000	1,524,160
Choice Hotels International, Inc. (B)	44,400	2,042,400
Denny’s Corp. (A)	309,100	1,987,513
Domino’s Pizza, Inc.	53,700	4,133,289
Jack in the Box, Inc. (A)	30,100	1,774,094
Red Robin Gourmet Burgers, Inc. (A)	31,200	2,236,416
Six Flags Entertainment Corp.	79,800	3,203,970
Vail Resorts, Inc.	44,200	3,080,740
Household Durables - 0.9%
Helen of Troy, Ltd. (A)	51,300	3,551,499
iRobot Corp. (A) (B)	33,100	1,358,755
NACCO Industries, Inc. - Class A	4,700	254,787
Insurance - 0.2%
Amtrust Financial Services, Inc. (B)	40,083	1,507,522
Internet & Catalog Retail - 1.6%
HSN, Inc.	61,100	3,649,503
Liberty Ventures - Series A (A)	30,400	3,962,032
Shutterfly, Inc. (A) (B)	46,100	1,967,548
Internet Software & Services - 2.6%
Conversant, Inc. (A) (B)	60,500	1,703,075
Cornerstone OnDemand, Inc. - Class A (A)	45,300	2,168,511
CoStar Group, Inc. (A)	18,400	3,436,016
Envestnet, Inc. (A)	39,300	1,579,074
j2 Global, Inc. (B)	31,900	1,596,595
MercadoLibre, Inc. (B)	22,600	2,149,486
Perficient, Inc. (A)	54,800	992,976
WebMD Health Corp. - Class A (A)	54,400	2,252,160

	Shares	Value
IT Services - 5.4%
Cardtronics, Inc. (A)	74,900	$ 2,909,865
CoreLogic, Inc. (A)	109,400	3,286,376
DST Systems, Inc.	20,600	1,952,674
Euronet Worldwide, Inc. (A)	59,900	2,491,241
Gartner, Inc. (A)	62,200	4,319,168
Heartland Payment Systems, Inc.	70,220	2,910,619
Jack Henry & Associates, Inc.	47,400	2,643,024
MAXIMUS, Inc. - Class A	118,600	5,320,396
TeleTech Holdings, Inc. (A)	22,600	553,926
Unisys Corp. (A)	37,890	1,154,129
VeriFone Systems, Inc. (A)	36,600	1,237,812
WEX, Inc. (A)	39,200	3,725,960
Leisure Equipment & Products - 1.8%
Brunswick Corp. - Class B	63,900	2,894,031
Polaris Industries, Inc. (B)	34,100	4,764,111
Pool Corp.	47,600	2,918,832
Life Sciences Tools & Services - 1.5%
AMAG Pharmaceuticals, Inc. (A) (B)	19,600	379,260
Bio-Rad Laboratories, Inc. - Class A (A)	10,300	1,319,636
Bruker Corp. (A)	52,100	1,187,359
Exelixis, Inc. (A) (B)	167,400	592,596
Illumina, Inc. (A) (B)	12,800	1,902,848
Mettler-Toledo International, Inc. (A)	5,200	1,225,536
PAREXEL International Corp. (A)	46,200	2,498,958
Machinery - 7.1%
3D Systems Corp. (A) (B)	27,249	1,611,778
Actuant Corp. - Class A	60,800	2,076,320
Chart Industries, Inc. (A) (B)	19,400	1,543,270
Graco, Inc. - Class A	37,700	2,817,698
Hyster-Yale Materials Handling, Inc.	16,700	1,628,250
IDEX Corp.	29,400	2,142,966
John Bean Technologies Corp.	61,000	1,884,900
Lincoln Electric Holdings, Inc.	50,800	3,658,108
Middleby Corp. (A)	23,600	6,235,356
Nordson Corp.	46,000	3,242,540
Standex International Corp.	14,300	766,194
Sun Hydraulics Corp.	26,600	1,152,046
Toro Co.	66,100	4,176,859
Valmont Industries, Inc. (B)	22,400	3,334,016
Wabtec Corp.	65,000	5,037,500
Woodward, Inc.	25,000	1,038,250
Marine - 0.7%
Kirby Corp. (A)	41,700	4,222,125
Media - 1.3%
John Wiley & Sons, Inc. - Class A (B)	9,600	553,344
Live Nation Entertainment, Inc. (A)	137,400	2,988,450
Madison Square Garden Co. (A)	35,500	2,015,690
Sizmek, Inc. (A)	14,600	155,198
Starz - Class A (A)	68,900	2,224,092
Metals & Mining - 0.3%
Compass Minerals International, Inc.	14,100	1,163,532
Stillwater Mining Co. (A) (B)	28,000	414,680
Multiline Retail - 0.2%
Big Lots, Inc. (A)	30,900	1,170,183
Oil, Gas & Consumable Fuels - 3.3%
Bonanza Creek Energy, Inc. (A)	22,000	976,800
Clayton Williams Energy, Inc. (A)	20,600	2,328,006
Contango Oil & Gas Co. - Class A (A)	35,700	1,704,318
Delek US Holdings, Inc.	26,600	772,464
Diamondback Energy, Inc. (A)	24,600	1,655,826
Energy XXI Bermuda, Ltd. (B)	41,400	975,798
Gran Tierra Energy, Inc. (A)	154,060	1,152,369
Halcon Resources Corp. (A) (B)	94,400	408,752

The notes are an integral part of this report. Transamerica Series Trust	March 31, 2014 Form N-Q

Transamerica T. Rowe Price Small Cap VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2014

(unaudited)

	Shares	Value
Oil, Gas & Consumable Fuels (continued)
Oasis Petroleum, Inc. (A)	63,000	$ 2,628,990
Rosetta Resources, Inc. (A)	39,400	1,835,252
SemGroup Corp. - Class A	45,200	2,968,736
SM Energy Co.	31,900	2,274,151
Paper & Forest Products - 0.7%
Clearwater Paper Corp. (A)	15,300	958,851
KapStone Paper and Packaging Corp. (A)	104,700	3,019,548
Personal Products - 0.5%
Nu Skin Enterprises, Inc. - Class A	38,600	3,198,010
Pharmaceuticals - 2.7%
Akorn, Inc. - Class A (A) (B)	64,100	1,410,200
Auxilium Pharmaceuticals, Inc. (A) (B)	28,100	763,758
AVANIR Pharmaceuticals, Inc. - Class A (A) (B)	142,700	523,709
Jazz Pharmaceuticals PLC (A)	14,400	1,996,992
Medicines Co. (A)	40,900	1,162,378
Nektar Therapeutics (A) (B)	54,100	655,692
Pacira Pharmaceuticals, Inc. (A)	17,100	1,196,829
Prestige Brands Holdings, Inc. (A)	83,800	2,283,550
Questcor Pharmaceuticals, Inc. (B)	39,500	2,564,735
Salix Pharmaceuticals, Ltd. (A) (B)	34,800	3,605,628
Professional Services - 1.1%
Advisory Board Co. (A)	41,800	2,685,650
Exponent, Inc.	17,400	1,306,044
Huron Consulting Group, Inc. (A)	35,867	2,273,250
RPX Corp. - Class A (A)	20,600	335,368
Real Estate Investment Trusts - 0.6%
DuPont Fabros Technology, Inc. (B)	13,100	315,317
Sabra Healthcare REIT, Inc.	28,766	802,284
Strategic Hotels & Resorts, Inc. (A)	121,700	1,240,123
Taubman Centers, Inc.	18,600	1,316,694
Real Estate Management & Development - 1.1%
Altisource Portfolio Solutions SA (A) (B)	25,900	3,150,994
Forest City Enterprises, Inc. - Class A (A)	77,500	1,480,250
Jones Lang LaSalle, Inc.	9,900	1,173,150
Kennedy-Wilson Holdings, Inc.	49,300	1,109,743
Road & Rail - 2.0%
AMERCO	11,000	2,553,320
Avis Budget Group, Inc. (A) (B)	66,200	3,223,940
Landstar System, Inc.	28,200	1,670,004
Old Dominion Freight Line, Inc. (A)	80,598	4,573,131
Semiconductors & Semiconductor Equipment - 3.0%
Amkor Technology, Inc. (A) (B)	51,400	352,604
Atmel Corp. (A)	267,200	2,233,792
Cabot Microelectronics Corp. - Class A (A)	19,400	853,600
Cavium, Inc. (A) (B)	50,900	2,225,857
Diodes, Inc. (A)	46,100	1,204,132
Hittite Microwave Corp.	32,000	2,017,280
MagnaChip Semiconductor Corp. (A)	32,200	448,868
Microsemi Corp. (A)	64,300	1,609,429
Semtech Corp. (A)	47,300	1,198,582
Silicon Laboratories, Inc. (A)	20,800	1,086,800
Synaptics, Inc. (A) (B)	46,200	2,772,924
Teradyne, Inc. (A) (B)	74,000	1,471,860
Ultratech, Inc. (A)	22,200	648,018
Software - 8.0%
Actuate Corp. (A)	42,100	253,442
Advent Software, Inc.	46,400	1,362,304
Aspen Technology, Inc. (A)	102,600	4,346,136
CommVault Systems, Inc. (A) (B)	51,400	3,338,430
Computer Modelling Group, Ltd.	60,300	1,590,545
Concur Technologies, Inc. (A) (B)	29,200	2,892,844
FactSet Research Systems, Inc.	21,650	2,334,087
Fortinet, Inc. (A)	76,300	1,680,889

	Shares	Value
Software (continued)
Informatica Corp. (A)	50,400	$ 1,904,112
Manhattan Associates, Inc. (A)	85,600	2,998,568
Micro Systems, Inc. (A)	39,600	2,096,028
Monotype Imaging Holdings, Inc.	57,200	1,724,008
Netscout Systems, Inc. (A)	59,100	2,220,978
Pegasystems, Inc.	19,100	674,612
Proofpoint, Inc. (A)	13,600	504,288
PTC, Inc. (A)	75,400	2,671,422
SolarWinds, Inc. (A)	34,900	1,487,787
Solera Holdings, Inc.	13,800	874,092
SS&C Technologies Holdings, Inc. (A)	47,300	1,892,946
TIBCO Software, Inc. (A)	88,700	1,802,384
Tyler Technologies, Inc. (A)	55,400	4,635,872
Ultimate Software Group, Inc. (A)	32,700	4,479,900
Specialty Retail - 3.7%
Aaron’s, Inc.	44,650	1,350,216
Ascena Retail Group, Inc. - Class B (A)	114,900	1,985,472
Buckle, Inc. (B)	28,100	1,286,980
Chico’s FAS, Inc.	103,000	1,651,090
Children’s Place Retail Stores, Inc.	19,100	951,371
DSW, Inc. - Class A	104,000	3,729,440
Guess?, Inc.	18,800	518,880
Hibbett Sports, Inc. (A) (B)	23,700	1,253,256
Monro Muffler Brake, Inc. (B)	65,450	3,722,796
Sally Beauty Holdings, Inc. (A)	111,600	3,057,840
Tractor Supply Co.	35,900	2,535,617
Textiles, Apparel & Luxury Goods - 2.2%
Deckers Outdoor Corp. (A) (B)	23,400	1,865,682
Fossil Group, Inc. (A)	12,512	1,459,024
Hanesbrands, Inc.	63,400	4,848,832
Iconix Brand Group, Inc. (A) (B)	55,500	2,179,485
Steven Madden, Ltd. - Class B (A)	82,800	2,979,144
Thrifts & Mortgage Finance - 0.7%
MGIC Investment Corp. (A)	197,500	1,682,700
Ocwen Financial Corp. - Class B (A) (B)	27,700	1,085,286
Radian Group, Inc.	79,300	1,191,879
Trading Companies & Distributors - 0.5%
Beacon Roofing Supply, Inc. (A)	47,200	1,824,752
United Rentals, Inc. (A) (B)	10,202	968,578

Total Common Stocks (cost $436,707,212)		595,726,389

SECURITIES LENDING COLLATERAL - 18.1%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.16% (C)	108,496,020	108,496,020

Total Securities Lending Collateral (cost $108,496,020)		108,496,020

	Principal	Value
REPURCHASE AGREEMENT - 0.8%
State Street Bank & Trust Co. 0.01% (C), dated 03/31/2014, to be repurchased at $5,125,496 on 04/01/2014. Collateralized by a U.S. Government Agency Obligation, 3.50%, due 11/25/2038, and with a value of $5,228,321.	$ 5,125,494	5,125,494

Total Repurchase Agreement (cost $5,125,494)		5,125,494

Total Investment Securities (cost $550,328,726) (D)		709,347,903
Other Assets and Liabilities - Net - (18.2)%		(109,280,441)

Net Assets - 100.0%		$ 600,067,462

The notes are an integral part of this report. Transamerica Series Trust	March 31, 2014 Form N-Q

Transamerica T. Rowe Price Small Cap VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2014

(unaudited)

VALUATION SUMMARY: (E)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at March 31, 2014
ASSETS
Investment Securities
Common Stocks	$595,726,389	$—	$—	$595,726,389
Securities Lending Collateral	108,496,020	—	—	108,496,020
Repurchase Agreement	—	5,125,494	—	5,125,494

Total Investment Securities	$704,222,409	$5,125,494	$—	$709,347,903

NOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing security.
(B)	All or a portion of this security is on loan. The value of all securities on loan is $106,090,961. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(C)	Rate shown reflects the yield at March 31, 2014.
(D)	Aggregate cost for federal income tax purposes is $550,328,726. Aggregate gross unrealized appreciation and depreciation for all securities in which there is an excess of value over tax cost were $166,360,507 and $7,341,330, respectively. Net unrealized appreciation for tax purposes is $159,019,177.
(E)	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers between Levels 1 and 2 during the period ended March 31, 2014. See the notes to the schedules of investments for more information regarding pricing inputs and valuation techniques.

The notes are an integral part of this report. Transamerica Series Trust	March 31, 2014 Form N-Q

Transamerica TS&W International Equity VP

SCHEDULE OF INVESTMENTS

At March 31, 2014

(unaudited)

	Shares	Value
CONVERTIBLE PREFERRED STOCK - 0.8%
Germany - 0.8%
Volkswagen AG, 1.85% (A)	4,500	$ 1,166,111

Total Convertible Preferred Stock (cost $1,233,567)		1,166,111

PREFERRED STOCK - 0.5%
Brazil - 0.5%
Itau Unibanco Holding SA, 3.47% (A)	44,000	657,382

Total Preferred Stock (cost $590,163)		657,382

COMMON STOCKS - 98.2%
Australia - 3.0%
APA Group (B)	210,006	1,252,305
Asciano, Ltd.	324,563	1,565,199
Challenger Financial Services Group, Ltd.	267,377	1,586,979
Belgium - 0.7%
Ageas	24,200	1,078,354
Canada - 1.0%
Fairfax Financial Holdings, Ltd.	3,388	1,471,045
Denmark - 2.3%
Carlsberg A/S - Class B	20,416	2,030,543
Danske Bank A/S - Class R	47,600	1,326,285
France - 11.0%
Arkema SA	14,293	1,618,579
Cie Generale des Etablissements Michelin - Class B	13,803	1,726,245
GDF Suez	50,100	1,370,742
Lafarge SA	12,000	937,353
Rexel SA	64,800	1,700,179
Sanofi	19,168	1,998,466
Total SA	25,500	1,672,191
Veolia Environnement SA	71,800	1,420,423
Vinci SA	23,132	1,717,992
Vivendi SA	64,230	1,789,196
Germany - 6.8%
Adidas AG	9,344	1,011,026
Allianz SE - Class A	12,241	2,069,189
Bayer AG	8,682	1,174,307
Merck KGaA	9,400	1,583,126
Metro AG	41,500	1,693,734
Siemens AG - Class A	17,507	2,356,379
Hong Kong - 6.3%
Cheung Kong Holdings, Ltd.	138,800	2,299,465
First Pacific Co., Ltd.	1,483,250	1,472,446
Guangdong Investment, Ltd.	1,734,000	1,665,480
HSBC Holdings PLC	178,800	1,810,706
SJM Holdings, Ltd.	667,900	1,877,164
Ireland - 1.8%
Ryanair Holdings PLC - ADR (B) (C)	25,500	1,499,655
Smurfit Kappa Group PLC - Class B	43,121	1,045,539
Israel - 0.9%
Israel Corp., Ltd. (C)	2,378	1,326,907
Italy - 3.8%
ENI SpA - Class B	111,496	2,797,100
Exor SpA	14,536	652,431
Pirelli & C. SpA	47,294	742,762
Prysmian SpA	53,885	1,340,678
Japan - 21.1%
Aisin Seiki Co., Ltd.	43,800	1,580,730

	Shares	Value
Japan (continued)
Daito Trust Construction Co., Ltd.	11,500	$ 1,064,152
Denki Kagaku Kogyo KK	284,000	974,044
FUJIFILM Holdings Corp.	80,700	2,166,543
Fukuoka Financial Group, Inc. - Class A	299,000	1,228,271
Hitachi, Ltd.	418,000	3,085,947
Japan Airlines Co., Ltd.	34,200	1,683,244
Kintetsu World Express, Inc.	19,800	879,552
Kirin Holdings Co., Ltd.	127,000	1,759,531
Komatsu, Ltd.	49,000	1,014,988
Kuraray Co., Ltd. (B)	115,600	1,321,591
Mitsubishi Corp.	101,400	1,882,308
MS&AD Insurance Group Holdings	61,000	1,397,123
Nippon Telegraph & Telephone Corp.	40,700	2,215,698
Nitori Holdings Co., Ltd.	42,200	1,829,627
ORIX Corp. (C)	161,200	2,269,279
Resona Holdings, Inc.	355,300	1,717,722
Sony Corp. (B)	70,800	1,352,687
USS Co., Ltd.	92,700	1,301,384
Korea, Republic of - 2.8%
Kangwon Land, Inc.	49,970	1,455,277
Samsung Electronics Co., Ltd.	1,230	1,551,872
SK Telecom Co., Ltd.	5,127	1,037,971
Malaysia - 0.7%
UMW Holdings Bhd	294,400	989,898
Netherlands - 5.8%
Akzo Nobel NV	3,000	244,794
Delta Lloyd NV	51,117	1,417,229
Heineken Holding NV - Class A	16,143	1,042,249
Koninklijke Ahold NV (C)	63,508	1,275,624
Koninklijke Boskalis Westminster NV	32,924	1,812,949
Koninklijke Philips NV	66,965	2,352,946
Wolters Kluwer NV	12,875	363,259
Singapore - 2.0%
Noble Group, Ltd.	1,771,000	1,668,364
SIA Engineering Co., Ltd.	314,000	1,208,172
Spain - 0.8%
Amadeus IT Holding SA - Class A	27,752	1,152,711
Sweden - 4.6%
Investor AB - Class B	63,678	2,304,187
Saab AB - Class B	14,027	428,246
Svenska Cellulosa AB SCA - Class B	55,830	1,643,251
Telefonaktiebolaget LM Ericsson - Class B	178,612	2,378,807
Switzerland - 5.1%
Galenica AG (B)	800	774,164
GAM Holding AG (C)	89,345	1,611,959
Nestle SA	19,729	1,485,171
Novartis AG	29,780	2,526,441
UBS AG - Class A (C)	52,000	1,074,057
Thailand - 0.5%
Bangkok Bank PCL	123,700	680,655
United Kingdom - 15.5%
Admiral Group PLC	11,500	273,779
BHP Billiton PLC - ADR (B)	26,600	1,642,816
BP PLC - ADR (B)	37,100	1,784,510
British Sky Broadcasting Group PLC	113,458	1,726,953
IG Group Holdings PLC	58,493	611,917
Imperial Tobacco Group PLC	45,299	1,829,855
Inchcape PLC	162,287	1,747,797
Johnson Matthey PLC	17,913	976,840
Kingfisher PLC	261,414	1,836,530
National Grid PLC - Class B	142,418	1,951,693
Resolution, Ltd.	290,674	1,447,977
Rexam PLC	227,891	1,849,492
Royal Bank of Scotland Group PLC (C)	143,500	744,024

The notes are an integral part of this report. Transamerica Series Trust	March 31, 2014 Form N-Q

Transamerica TS&W International Equity VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2014

(unaudited)

	Shares	Value
United Kingdom (continued)
UBM PLC	36,600	$ 416,141
Unilever PLC	63,293	2,702,340
Vodafone Group PLC	286,945	1,053,870
United States - 1.7%
Flextronics International, Ltd. (C)	71,200	657,888
Noble Corp. PLC (B)	56,604	1,853,215

Total Common Stocks (cost $130,642,237)		142,992,481

SECURITIES LENDING COLLATERAL - 5.6%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.16% (A)	8,082,539	8,082,539

Total Securities Lending Collateral (cost $8,082,539)		8,082,539

	Principal	Value
REPURCHASE AGREEMENT - 0.2%
State Street Bank & Trust Co. 0.01% (A), dated 03/31/2014, to be repurchased at $338,992 on 04/01/2014. Collateralized by a U.S. Government Agency Obligation, 3.00%, due 07/25/2037, and with a value of $346,263.	$ 338,992	338,992

Total Repurchase Agreement (cost $338,992)		338,992

Total Investment Securities (cost $140,887,498) (D)		153,237,505
Other Assets and Liabilities - Net - (5.3)%		(7,653,743)

Net Assets -100.0%		$ 145,583,762

The notes are an integral part of this report. Transamerica Series Trust	March 31, 2014 Form N-Q

Transamerica TS&W International Equity VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2014

(unaudited)

INVESTMENTS BY INDUSTRY:	Percentage of Total Investment Securities	Value
Insurance	6.0%	$9,154,696
Commercial Banks	5.3	8,165,045
Pharmaceuticals	5.3	8,056,504
Diversified Financial Services	4.3	6,627,960
Chemicals	4.2	6,462,755
Oil, Gas & Consumable Fuels	4.1	6,253,801
Electronic Equipment & Instruments	3.9	5,910,378
Trading Companies & Distributors	3.4	5,250,851
Specialty Retail	3.2	4,967,541
Beverages	3.2	4,832,323
Multi-Utilities	3.1	4,742,858
Industrial Conglomerates	3.1	4,709,325
Media	2.8	4,295,549
Food Products	2.7	4,187,511
Auto Components	2.6	4,049,737
Construction & Engineering	2.3	3,530,941
Real Estate Management & Development	2.2	3,363,617
Hotels, Restaurants & Leisure	2.2	3,332,441
Airlines	2.1	3,182,899
Food & Staples Retailing	1.9	2,969,358
Containers & Packaging	1.9	2,895,031
Capital Markets	1.7	2,686,016
Communications Equipment	1.5	2,378,807
Consumer Finance	1.5	2,269,279
Diversified Telecommunication Services	1.4	2,215,698
Automobiles	1.4	2,156,009
Wireless Telecommunication Services	1.4	2,091,841
Energy Equipment & Services	1.2	1,853,215
Tobacco	1.2	1,829,855
Distributors	1.1	1,747,797
Water Utilities	1.1	1,665,480
Household Products	1.1	1,643,251
Metals & Mining	1.1	1,642,816
Road & Rail	1.0	1,565,199
Semiconductors & Semiconductor Equipment	1.0	1,551,872
Household Durables	0.9	1,352,687
Electrical Equipment	0.9	1,340,678
Gas Utilities	0.8	1,252,305
Transportation Infrastructure	0.8	1,208,172
IT Services	0.7	1,152,711
Machinery	0.7	1,014,988
Textiles, Apparel & Luxury Goods	0.7	1,011,026
Construction Materials	0.6	937,353
Air Freight & Logistics	0.6	879,552
Aerospace & Defense	0.3	428,246

Investment Securities, at Value	94.5	144,815,974
Short-Term Investments	5.5	8,421,531

Total Investments	100.0%	$153,237,505

The notes are an integral part of this report. Transamerica Series Trust	March 31, 2014 Form N-Q

Transamerica TS&W International Equity VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2014

(unaudited)

VALUATION SUMMARY: (E)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at March 31, 2014
ASSETS
Investment Securities
Convertible Preferred Stock	$—	$1,166,111	$—	$1,166,111
Preferred Stock	657,382	—	—	657,382
Common Stocks	8,909,129	134,083,352	—	142,992,481
Securities Lending Collateral	8,082,539	—	—	8,082,539
Repurchase Agreement	—	338,992	—	338,992

Total Investment Securities	$17,649,050	$135,588,455	$—	$153,237,505

NOTES TO SCHEDULE OF INVESTMENTS:

(A)	Rate shown reflects the yield at March 31, 2014.
(B)	All or a portion of this security is on loan. The value of all securities on loan is $7,826,609. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(C)	Non-income producing security.
(D)	Aggregate cost for federal income tax purposes is $140,887,498. Aggregate gross unrealized appreciation and depreciation for all securities in which there is an excess of value over tax cost were $17,176,664 and $4,826,657, respectively. Net unrealized appreciation for tax purposes is $12,350,007.
(E)	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers between Levels 1 and 2 during the period ended March 31, 2014. See the notes to the schedules of investments for more information regarding pricing inputs and valuation techniques.

DEFINITION:

ADR	American Depositary Receipt

The notes are an integral part of this report. Transamerica Series Trust	March 31, 2014 Form N-Q

Transamerica Vanguard ETF Portfolio – Aggressive Growth VP

SCHEDULE OF INVESTMENTS

At March 31, 2014

(unaudited)

	Shares	Value
INVESTMENT COMPANIES - 99.1%
Capital Markets - 54.5%
Vanguard Extended Market ETF	132,084	$ 11,224,499
Vanguard S&P 500 ETF	267,983	45,918,887
Vanguard Total Stock Market ETF	488,624	47,626,181
Emerging Markets - Equity - 4.4%
Vanguard FTSE Emerging Markets ETF (A)	206,952	8,398,112
Growth - Large Cap - 8.0%
Vanguard Growth ETF	164,868	15,411,861
Growth - Small Cap - 2.7%
Vanguard Small-Cap ETF (A)	44,822	5,062,645
Region Fund - Asian Pacific - 7.4%
Vanguard FTSE Pacific ETF	241,391	14,266,208
Region Fund - European - 12.9%
Vanguard FTSE Europe ETF	420,298	24,776,567
Value - Large Cap - 9.2%
Vanguard Value ETF	225,860	17,641,924

Total Investment Companies (cost $165,085,385)		190,326,884

SECURITIES LENDING COLLATERAL - 6.3%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.16% (B)	12,170,345	12,170,345

Total Securities Lending Collateral (cost $12,170,345)		12,170,345

	Principal	Value
REPURCHASE AGREEMENT - 0.2%
State Street Bank & Trust Co. 0.01% (B), dated 03/31/2014, to be repurchased at $467,774 on 04/01/2014. Collateralized by a U.S. Government Agency Obligation, 3.00%, due 06/25/2037, and with a value of $477,975.	$ 467,773	467,773

Total Repurchase Agreement (cost $467,773)		467,773

Total Investment Securities (cost $177,723,503) (C)		202,965,002
Other Assets and Liabilities - Net - (5.6)%		(10,827,818)

Net Assets - 100.0%		$ 192,137,184

The notes are an integral part of this report. Transamerica Series Trust	March 31, 2014 Form N-Q

Transamerica Vanguard ETF Portfolio – Aggressive Growth VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2014

(unaudited)

VALUATION SUMMARY: (D)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at March 31, 2014
ASSETS
Investment Securities
Investment Companies	$190,326,884	$—	$—	$190,326,884
Securities Lending Collateral	12,170,345	—	—	12,170,345
Repurchase Agreement	—	467,773	—	467,773

Total Investment Securities	$202,497,229	$467,773	$—	$202,965,002

NOTES TO SCHEDULE OF INVESTMENTS:

(A)	All or a portion of this security is on loan. The value of all securities on loan is $11,909,016. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(B)	Rate shown reflects the yield at March 31, 2014.
(C)	Aggregate cost for federal income tax purposes is $177,723,503. Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost was $25,241,499.
(D)	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers between Levels 1 and 2 during the period ended March 31, 2014. See the notes to the schedules of investments for more information regarding pricing inputs and valuation techniques.

The notes are an integral part of this report. Transamerica Series Trust	March 31, 2014 Form N-Q

Transamerica Vanguard ETF Portfolio – Balanced VP

SCHEDULE OF INVESTMENTS

At March 31, 2014

(unaudited)

	Shares	Value
INVESTMENT COMPANIES - 99.2%
Capital Markets - 84.3%
Vanguard Extended Market ETF (A)	984,348	$ 83,649,893
Vanguard Intermediate-Term Bond ETF (A)	202,179	16,847,576
Vanguard Long-Term Bond ETF (A)	139,148	12,068,306
Vanguard Mortgage-Backed Securities ETF (A)	385,215	19,915,616
Vanguard S&P 500 ETF (A)	1,997,128	342,207,883
Vanguard Short-Term Bond ETF (A)	459,344	36,793,454
Vanguard Total Bond Market ETF (A)	20,024,971	1,625,827,395
Vanguard Total Stock Market ETF (A)	6,242,485	608,455,013
Emerging Markets - Equity - 2.6%
Vanguard FTSE Emerging Markets ETF (A)	2,115,158	85,833,112
Region Fund - Asian Pacific - 4.5%
Vanguard FTSE Pacific ETF (A)	2,467,135	145,807,678
Region Fund - European - 7.8%
Vanguard FTSE Europe ETF (A)	4,295,663	253,229,334

Total Investment Companies (cost $3,177,559,478)		3,230,635,260

SECURITIES LENDING COLLATERAL - 5.0%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.16% (B)	161,365,179	161,365,179

Total Securities Lending Collateral (cost $161,365,179)		161,365,179

	Principal	Value
REPURCHASE AGREEMENT - 1.2%
State Street Bank & Trust Co. 0.01% (B), dated 03/31/2014, to be repurchased at $38,525,266 on 04/01/2014. Collateralized by a U.S. Government Agency Obligation, 3.00%, due 07/25/2037, and with a value of $39,299,899.	$ 38,525,255	38,525,255

Total Repurchase Agreement (cost $38,525,255)		38,525,255

Total Investment Securities (cost $3,377,449,912) (C)		3,430,525,694
Other Assets and Liabilities - Net - (5.4)%		(174,353,695)

Net Assets - 100.0%		$ 3,256,171,999

The notes are an integral part of this report. Transamerica Series Trust	March 31, 2014 Form N-Q

Transamerica Vanguard ETF Portfolio – Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2014

(unaudited)

VALUATION SUMMARY: (D)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at March 31, 2014
ASSETS
Investment Securities
Investment Companies	$3,230,635,260	$—	$—	$3,230,635,260
Securities Lending Collateral	161,365,179	—	—	161,365,179
Repurchase Agreement	—	38,525,255	—	38,525,255

Total Investment Securities	$3,392,000,439	$38,525,255	$—	$3,430,525,694

NOTES TO SCHEDULE OF INVESTMENTS:

(A)	All or a portion of this security is on loan. The value of all securities on loan is $161,365,179. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(B)	Rate shown reflects the yield at March 31, 2014.
(C)	Aggregate cost for federal income tax purposes is $3,377,449,912. Aggregate gross unrealized appreciation and depreciation for all securities in which there is an excess of value over tax cost were $53,773,434 and $697,652, respectively. Net unrealized appreciation for tax purposes is $53,075,782.
(D)	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers between Levels 1 and 2 during the period ended March 31, 2014. See the notes to the schedules of investments for more information regarding pricing inputs and valuation techniques.

The notes are an integral part of this report. Transamerica Series Trust	March 31, 2014 Form N-Q

Transamerica Vanguard ETF Portfolio – Conservative VP

SCHEDULE OF INVESTMENTS

At March 31, 2014

(unaudited)

	Shares	Value
INVESTMENT COMPANIES - 99.3%
Capital Markets - 89.4%
Vanguard Extended Market ETF	138,309	$ 11,753,499
Vanguard Intermediate-Term Bond ETF	209,856	17,487,300
Vanguard Long-Term Bond ETF	144,432	12,526,587
Vanguard Mortgage-Backed Securities ETF (A)	399,842	20,671,831
Vanguard S&P 500 ETF	280,612	48,082,866
Vanguard Short-Term Bond ETF	476,785	38,190,479
Vanguard Total Bond Market ETF (A)	3,646,552	296,063,557
Vanguard Total Stock Market ETF	920,974	89,767,336
Emerging Markets - Equity - 1.7%
Vanguard FTSE Emerging Markets ETF (A)	260,047	10,552,707
Region Fund - Asian Pacific - 3.0%
Vanguard FTSE Pacific ETF	303,320	17,926,212
Region Fund - European - 5.2%
Vanguard FTSE Europe ETF	528,128	31,133,146

Total Investment Companies (cost $578,094,846)		594,155,520

SECURITIES LENDING COLLATERAL - 1.8%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.16% (B)	10,470,224	10,470,224

Total Securities Lending Collateral (cost $10,470,224)		10,470,224

	Principal	Value
REPURCHASE AGREEMENT - 0.9%
State Street Bank & Trust Co. 0.01% (B), dated 03/31/2014, to be repurchased at $5,415,708 on 04/01/2014. Collateralized by a U.S. Government Agency Obligation, 3.00%, due 06/25/2037, with a value of $5,527,469.	$ 5,415,706	5,415,706

Total Repurchase Agreement (cost $5,415,706)		5,415,706

Total Investment Securities (cost $593,980,776) (C)		610,041,450
Other Assets and Liabilities - Net - (2.0)%		(11,958,918)

Net Assets - 100.0%		$ 598,082,532

The notes are an integral part of this report. Transamerica Series Trust	March 31, 2014 Form N-Q

Transamerica Vanguard ETF Portfolio – Conservative VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2014

(unaudited)

VALUATION SUMMARY: (D)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at March 31, 2014
ASSETS
Investment Securities
Investment Companies	$594,155,520	$—	$—	$594,155,520
Securities Lending Collateral	10,470,224	—	—	10,470,224
Repurchase Agreement	—	5,415,706	—	5,415,706

Total Investment Securities	$604,625,744	$5,415,706	$—	$610,041,450

NOTES TO SCHEDULE OF INVESTMENTS:

(A)	All or a portion of this security is on loan. The value of all securities on loan is $10,238,128. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(B)	Rate shown reflects the yield at March 31, 2014.
(C)	Aggregate cost for federal income tax purposes is $593,980,776. Aggregate gross unrealized appreciation and depreciation for all securities in which there is an excess of value over tax cost were $16,848,236 and $787,562, respectively. Net unrealized appreciation for tax purposes is $16,060,674.
(D)	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers between Levels 1 and 2 during the period ended March 31, 2014. See the notes to the schedules of investments for more information regarding pricing inputs and valuation techniques.

The notes are an integral part of this report. Transamerica Series Trust	March 31, 2014 Form N-Q

Transamerica Vanguard ETF Portfolio – Growth VP

SCHEDULE OF INVESTMENTS

At March 31, 2014

(unaudited)

	Shares	Value
INVESTMENT COMPANIES - 99.2%
Capital Markets - 79.1%
Vanguard Extended Market ETF (A)	1,333,480	$ 113,319,130
Vanguard Intermediate-Term Bond ETF (A)	96,346	8,028,512
Vanguard Long-Term Bond ETF (A)	66,309	5,750,980
Vanguard Mortgage-Backed Securities ETF (A)	183,569	9,490,517
Vanguard S&P 500 ETF (A)	2,705,476	463,583,313
Vanguard Short-Term Bond ETF	218,894	17,533,409
Vanguard Total Bond Market ETF (A)	9,542,637	774,766,698
Vanguard Total Stock Market ETF	5,481,123	534,245,059
Emerging Markets - Equity - 3.6%
Vanguard FTSE Emerging Markets ETF (A)	2,135,761	86,669,181
Region Fund - Asian Pacific - 6.0%
Vanguard FTSE Pacific ETF	2,491,167	147,227,970
Region Fund - European - 10.5%
Vanguard FTSE Europe ETF (A)	4,337,506	255,695,979

Total Investment Companies (cost $2,364,058,737)		2,416,310,748

SECURITIES LENDING COLLATERAL - 5.4%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.16% (B)	130,886,916	130,886,916

Total Securities Lending Collateral (cost $130,886,916)		130,886,916

	Principal	Value
REPURCHASE AGREEMENT - 1.1%
State Street Bank & Trust Co. 0.01% (B), dated 03/31/2014, to be repurchased at $27,773,154 on 04/01/2014. Collateralized by U.S. Government Agency Obligations, 3.00%, due 07/25/2037, and with a total value of $28,331,304.	$ 27,773,146	27,773,146

Total Repurchase Agreement (cost $27,773,146)		27,773,146

Total Investment Securities (cost $2,522,718,799) (C)		2,574,970,810
Other Assets and Liabilities - Net - (5.7)%		(139,945,378)

Net Assets - 100.0%		$ 2,435,025,432

VALUATION SUMMARY: (D)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at March 31, 2014
ASSETS
Investment Securities
Investment Companies	$2,416,310,748	$—	$—	$2,416,310,748
Securities Lending Collateral	130,886,916	—	—	130,886,916
Repurchase Agreement	—	27,773,146	—	27,773,146

Total Investment Securities	$2,547,197,664	$27,773,146	$—	$2,574,970,810

NOTES TO SCHEDULE OF INVESTMENTS:

(A)	All or a portion of this security is on loan. The value of all securities on loan is $128,012,261. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(B)	Rate shown reflects the yield at March 31, 2014.
(C)	Aggregate cost for federal income tax purposes is $2,522,718,799. Aggregate gross unrealized appreciation and depreciation for all securities in which there is an excess of value over tax cost were $52,588,207 and $336,196, respectively. Net unrealized appreciation for tax purposes is $52,252,011.
(D)	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers between Levels 1 and 2 during the period ended March 31, 2014. See the notes to the schedules of investments for more information regarding pricing inputs and valuation techniques.

The notes are an integral part of this report. Transamerica Series Trust	March 31, 2014 Form N-Q

Transamerica WMC Diversified Growth II VP

SCHEDULE OF INVESTMENTS

At March 31, 2014

(unaudited)

	Shares	Value
COMMON STOCKS - 98.9%
Aerospace & Defense - 4.9%
Boeing Co.	1,762	$ 221,114
Honeywell International, Inc.	1,828	169,565
United Technologies Corp.	1,999	233,563
Air Freight & Logistics - 0.9%
United Parcel Service, Inc. - Class B (A)	1,168	113,740
Beverages - 0.6%
Anheuser-Busch InBev NV - ADR	727	76,553
Biotechnology - 6.9%
Amgen, Inc.	2,447	301,813
Biogen IDEC, Inc. (B)	586	179,240
Celgene Corp. (B)	1,394	194,602
Gilead Sciences, Inc. (A) (B)	2,998	212,438
Capital Markets - 0.6%
Waddell & Reed Financial, Inc. - Class A (A)	1,080	79,510
Chemicals - 0.5%
Sherwin-Williams Co.	314	61,899
Commercial Services & Supplies - 0.6%
Tyco International, Ltd. (A)	1,701	72,122
Communications Equipment - 3.9%
Cisco Systems, Inc.	4,094	91,747
F5 Networks, Inc. - Class B (A) (B)	934	99,592
QUALCOMM, Inc. (A)	3,978	313,705
Computers & Peripherals - 5.1%
Apple, Inc.	524	281,252
NetApp, Inc.	2,635	97,231
SanDisk Corp. (A)	1,845	149,796
Western Digital Corp.	1,383	126,987
Consumer Finance - 1.6%
American Express Co.	2,346	211,210
Diversified Financial Services - 2.6%
Bank of America Corp.	8,819	151,687
IntercontinentalExchange Group, Inc.	548	108,411
JPMorgan Chase & Co.	1,315	79,833
Electrical Equipment - 1.0%
Rockwell Automation, Inc. - Class B (A)	1,075	133,891
Electronic Equipment & Instruments - 0.1%
Knowles Corp. (B)	503	15,864
Energy Equipment & Services - 1.3%
National Oilwell Varco, Inc. (A)	1,380	107,461
Oceaneering International, Inc.	798	57,344
Food & Staples Retailing - 1.9%
Costco Wholesale Corp.	982	109,670
CVS Caremark Corp. (A)	1,729	129,433
Food Products - 0.8%
Keurig Green Mountain, Inc.	1,007	106,329
Health Care Equipment & Supplies - 4.5%
Becton Dickinson and Co.	1,111	130,076
CR Bard, Inc. (A)	980	145,020
Medtronic, Inc.	2,705	166,466
Zimmer Holdings, Inc. - Class A (A)	1,478	139,789
Health Care Providers & Services - 3.5%
Aetna, Inc.	1,639	122,876
Express Scripts Holding Co. (B)	1,964	147,477
HCA Holdings, Inc. (B)	1,053	55,282
McKesson Corp.	724	127,837
Hotels, Restaurants & Leisure - 3.0%
Chipotle Mexican Grill, Inc. - Class A (A) (B)	91	51,692

	Shares	Value
Hotels, Restaurants & Leisure (continued)
Starwood Hotels & Resorts Worldwide, Inc.	1,450	$ 115,420
Wyndham Worldwide Corp.	1,735	127,054
Wynn Resorts, Ltd. (A)	399	88,638
Household Durables - 0.9%
PulteGroup, Inc. (A)	6,050	116,100
Industrial Conglomerates - 2.3%
3M Co. (A)	834	113,140
Danaher Corp.	2,435	182,625
Internet & Catalog Retail - 2.9%
Amazon.com, Inc. (B)	223	75,044
Expedia, Inc. (A)	1,258	91,205
HomeAway, Inc. (A) (B)	1,340	50,478
priceline.com, Inc. (B)	126	150,178
Internet Software & Services - 7.8%
Facebook, Inc. - Class A (A) (B)	4,068	245,056
Google, Inc. - Class A (B)	490	546,110
IAC/InterActiveCorp (A)	2,255	160,985
Yahoo! Inc. (A) (B)	1,460	52,414
IT Services - 3.6%
Alliance Data Systems Corp. (A) (B)	405	110,342
Paychex, Inc. (A)	1,693	72,122
Vantiv, Inc. - Class A (A) (B)	1,442	43,577
Visa, Inc. - Class A (A)	1,067	230,323
Machinery - 2.3%
Dover Corp. (A)	983	80,360
Illinois Tool Works, Inc. - Class A (A)	1,122	91,252
Parker Hannifin Corp. (A)	1,085	129,886
Media - 5.2%
Comcast Corp. - Class A	4,430	221,589
DIRECTV (A) (B)	1,256	95,983
Discovery Communications, Inc. - Series A (A) (B)	910	75,257
Omnicom Group, Inc.	1,303	94,598
Scripps Networks Interactive, Inc. - Class A	944	71,659
Twenty-First Century Fox, Inc. - Class A (A)	3,392	108,442
Oil, Gas & Consumable Fuels - 2.0%
Apache Corp.	1,063	88,176
Cabot Oil & Gas Corp.	1,429	48,415
Devon Energy Corp. - Class A	637	42,634
Valero Energy Corp.	1,539	81,721
Pharmaceuticals - 4.5%
Allergan, Inc.	276	34,252
Bristol-Myers Squibb Co.	1,616	83,951
Eli Lilly & Co.	2,791	164,278
Johnson & Johnson	1,393	136,834
Merck & Co., Inc.	2,459	139,598
Salix Pharmaceuticals, Ltd. (A) (B)	247	25,592
Semiconductors & Semiconductor Equipment - 5.5%
Altera Corp. (A)	5,247	190,151
Linear Technology Corp. (A)	1,352	65,829
Maxim Integrated Products, Inc. - Class A	3,039	100,652
Microchip Technology, Inc. (A)	2,153	102,827
Skyworks Solutions, Inc. (B)	2,849	106,894
Xilinx, Inc. (A)	2,644	143,490
Software - 13.1%
Check Point Software Technologies, Ltd. - Class A (A) (B)	2,665	180,234
Informatica Corp. (B)	1,441	54,441
Intuit, Inc.	1,692	131,519
Microsoft Corp.	16,571	679,245
NetSuite, Inc. (A) (B)	538	51,019
Oracle Corp.	10,675	436,714
Red Hat, Inc. (A) (B)	1,038	54,993
Salesforce.com, Inc. (A) (B)	1,729	98,709

The notes are an integral part of this report. Transamerica Series Trust	March 31, 2014 Form N-Q

Transamerica WMC Diversified Growth II VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2014

(unaudited)

	Shares	Value
Specialty Retail - 4.5%
Home Depot, Inc.	2,639	$ 208,824
Lowe’s Cos., Inc.	3,615	176,774
O’Reilly Automotive, Inc. (B)	842	124,944
TJX Cos., Inc.	1,134	68,777

Total Common Stocks (cost $9,795,270)		12,735,441

SECURITIES LENDING COLLATERAL - 25.5%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.16% (C)	3,274,394	3,274,394

Total Securities Lending Collateral (cost $3,274,394)		3,274,394

	Principal	Value
REPURCHASE AGREEMENT - 0.9%
State Street Bank & Trust Co. 0.01% (C), dated 03/31/2014, to be repurchased at $116,333 on 04/01/2014. Collateralized by a U.S. Government Agency Obligation, 3.00%, due 07/25/2037, and with a value of $120,230.	$116,333	116,333

Total Repurchase Agreement (cost $116,333)		116,333

Total Investment Securities (cost $13,185,997) (D)		16,126,168
Other Assets and Liabilities - Net - (25.3)%		(3,251,204)

Net Assets -100.0%		$ 12,874,964

The notes are an integral part of this report. Transamerica Series Trust	March 31, 2014 Form N-Q

Transamerica WMC Diversified Growth II VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2014

(unaudited)

VALUATION SUMMARY: (E)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at March 31, 2014
ASSETS
Investment Securities
Common Stocks	$12,735,441	$—	$—	$12,735,441
Securities Lending Collateral	3,274,394	—	—	3,274,394
Repurchase Agreement	—	116,333	—	116,333

Total Investment Securities	$16,009,835	$116,333	$—	$16,126,168

NOTES TO SCHEDULE OF INVESTMENTS:

(A)	All or a portion of this security is on loan. The value of all securities on loan is $3,205,076. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(B)	Non-income producing security.
(C)	Rate shown reflects the yield at March 31, 2014.
(D)	Aggregate cost for federal income tax purposes is $13,185,997. Aggregate gross unrealized appreciation and depreciation for all securities in which there is an excess of value over tax cost were $2,985,197 and $45,026, respectively. Net unrealized appreciation for tax purposes is $2,940,171.
(E)	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers between Levels 1 and 2 during the period ended March 31, 2014. See the notes to the schedules of investments for more information regarding pricing inputs and valuation techniques.

DEFINITION:

ADR	American Depositary Receipt

The notes are an integral part of this report. Transamerica Series Trust	March 31, 2014 Form N-Q

Transamerica WMC Diversified Growth VP

SCHEDULE OF INVESTMENTS

At March 31, 2014

(unaudited)

	Shares	Value
COMMON STOCKS - 99.8%
Aerospace & Defense - 5.0%
Boeing Co.	343,947	$ 43,161,909
Honeywell International, Inc.	361,393	33,522,815
United Technologies Corp.	410,488	47,961,418
Air Freight & Logistics - 0.9%
United Parcel Service, Inc. - Class B	230,248	22,421,550
Beverages - 0.6%
Anheuser-Busch InBev NV - ADR	146,952	15,474,046
Biotechnology - 6.8%
Amgen, Inc.	482,347	59,492,679
Biogen IDEC, Inc. (A)	112,162	34,306,991
Celgene Corp. (A)	277,754	38,774,458
Gilead Sciences, Inc. (A)	550,425	39,003,116
Capital Markets - 0.7%
Waddell & Reed Financial, Inc. - Class A	221,539	16,309,701
Chemicals - 0.4%
Sherwin-Williams Co.	56,390	11,116,161
Commercial Services & Supplies - 0.6%
Tyco International, Ltd.	364,361	15,448,906
Communications Equipment - 3.9%
Cisco Systems, Inc.	820,281	18,382,497
F5 Networks, Inc. - Class B (A)	192,842	20,562,742
QUALCOMM, Inc.	742,695	58,568,928
Computers & Peripherals - 5.0%
Apple, Inc.	87,177	46,791,383
NetApp, Inc.	583,177	21,519,231
SanDisk Corp.	382,551	31,059,316
Western Digital Corp.	297,447	27,311,584
Consumer Finance - 1.7%
American Express Co.	469,959	42,310,409
Diversified Financial Services - 2.5%
Bank of America Corp.	1,784,808	30,698,697
IntercontinentalExchange Group, Inc.	98,519	19,490,014
JPMorgan Chase & Co.	194,953	11,835,597
Electrical Equipment - 1.1%
Rockwell Automation, Inc. - Class B	220,327	27,441,728
Electronic Equipment & Instruments - 0.1%
Knowles Corp. (A)	102,010	3,220,456
Energy Equipment & Services - 1.3%
National Oilwell Varco, Inc.	270,420	21,057,605
Oceaneering International, Inc.	143,815	10,334,546
Food & Staples Retailing - 2.0%
Costco Wholesale Corp.	193,293	21,586,962
CVS Caremark Corp.	369,433	27,655,755
Food Products - 0.6%
Keurig Green Mountain, Inc.	152,781	16,132,146
Health Care Equipment & Supplies - 4.6%
Becton Dickinson and Co.	223,271	26,140,569
CR Bard, Inc.	194,970	28,851,661
Medtronic, Inc.	538,947	33,166,798
Zimmer Holdings, Inc. - Class A	297,273	28,116,080
Health Care Providers & Services - 3.8%
Aetna, Inc.	347,967	26,087,086
Express Scripts Holding Co. (A)	396,156	29,747,354
HCA Holdings, Inc. (A)	214,118	11,241,195
McKesson Corp.	154,360	27,255,345
Hotels, Restaurants & Leisure - 3.3%
Chipotle Mexican Grill, Inc. - Class A (A)	19,417	11,029,827

	Shares	Value
Hotels, Restaurants & Leisure (continued)
Starwood Hotels & Resorts Worldwide, Inc.	320,570	$ 25,517,372
Wyndham Worldwide Corp.	370,924	27,162,764
Wynn Resorts, Ltd.	84,927	18,866,533
Household Durables - 0.9%
PulteGroup, Inc. (B)	1,218,128	23,375,876
Industrial Conglomerates - 2.4%
3M Co.	167,450	22,716,267
Danaher Corp.	503,020	37,726,500
Internet & Catalog Retail - 2.6%
Amazon.com, Inc. (A)	25,397	8,546,598
Expedia, Inc.	256,687	18,609,808
HomeAway, Inc. (A)	271,578	10,230,343
priceline.com, Inc. (A)	23,236	27,694,756
Internet Software & Services - 7.8%
Facebook, Inc. - Class A (A)	730,584	44,010,380
Google, Inc. - Class A (A)	97,822	109,023,597
IAC/InterActiveCorp	448,772	32,037,833
Yahoo! Inc. (A)	296,625	10,648,838
IT Services - 3.8%
Alliance Data Systems Corp. (A) (B)	83,545	22,761,835
Paychex, Inc.	388,658	16,556,831
Vantiv, Inc. - Class A (A)	291,473	8,808,314
Visa, Inc. - Class A	219,648	47,413,217
Machinery - 2.3%
Dover Corp.	200,159	16,362,998
Illinois Tool Works, Inc. - Class A	194,067	15,783,469
Parker Hannifin Corp.	218,881	26,202,245
Media - 5.2%
Comcast Corp. - Class A	861,145	43,074,473
DIRECTV (A)	248,614	18,999,082
Discovery Communications, Inc. - Series A (A)	189,104	15,638,901
Omnicom Group, Inc.	266,154	19,322,780
Scripps Networks Interactive, Inc. - Class A	170,214	12,920,945
Twenty-First Century Fox, Inc. - Class A	641,818	20,518,921
Oil, Gas & Consumable Fuels - 2.0%
Apache Corp.	210,514	17,462,136
Cabot Oil & Gas Corp.	289,174	9,797,215
Devon Energy Corp. - Class A	125,145	8,375,955
Valero Energy Corp.	267,850	14,222,835
Pharmaceuticals - 4.4%
Allergan, Inc.	55,614	6,901,698
Bristol-Myers Squibb Co.	327,098	16,992,741
Eli Lilly & Co.	525,542	30,933,402
Johnson & Johnson	270,913	26,611,784
Merck & Co., Inc.	494,668	28,082,302
Salix Pharmaceuticals, Ltd. (A)	7,451	771,998
Semiconductors & Semiconductor Equipment - 5.8%
Altera Corp.	1,083,278	39,257,995
Linear Technology Corp.	257,561	12,540,645
Maxim Integrated Products, Inc. - Class A	568,747	18,836,901
Microchip Technology, Inc. (B)	473,966	22,636,616
Skyworks Solutions, Inc. (A)	573,549	21,519,558
Xilinx, Inc.	549,334	29,812,356
Software - 13.1%
Check Point Software Technologies, Ltd. - Class A (A) (B)	566,250	38,295,487
Informatica Corp. (A)	293,718	11,096,666
Intuit, Inc.	320,450	24,908,579
Microsoft Corp.	3,221,416	132,045,842
NetSuite, Inc. (A) (B)	100,526	9,532,881
Oracle Corp.	2,030,617	83,072,541
Red Hat, Inc. (A)	210,709	11,163,363
Salesforce.com, Inc. (A)	346,110	19,759,420

The notes are an integral part of this report. Transamerica Series Trust	March 31, 2014 Form N-Q

Transamerica WMC Diversified Growth VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2014

(unaudited)

	Shares	Value
Specialty Retail - 4.6%
Home Depot, Inc.	532,842	$ 42,163,788
Lowe’s Cos., Inc.	717,088	35,065,603
O’Reilly Automotive, Inc. (A)	156,564	23,232,532
TJX Cos., Inc.	250,212	15,175,358

Total Common Stocks (cost $1,928,349,477)		2,505,388,934

SECURITIES LENDING COLLATERAL - 3.0%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.16% (C)	75,035,049	75,035,049

Total Securities Lending Collateral (cost $75,035,049)		75,035,049

	Principal	Value
REPURCHASE AGREEMENT - 0.0% (D)
State Street Bank & Trust Co. 0.01% (C), dated 03/31/2014, to be repurchased at $339,888 on 04/01/2014. Collateralized by a U.S. Government Agency Obligation, 4.00%, due 08/15/2039, and with a value of $347,162.	$ 339,888	339,888

Total Repurchase Agreement (cost $339,888)		339,888

Total Investment Securities (cost $2,003,724,414) (E)		2,580,763,871
Other Assets and Liabilities - Net - (2.8)%		(71,446,659)

Net Assets - 100.0%		$ 2,509,317,212

VALUATION SUMMARY: (F)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at March 31, 2014
ASSETS
Investment Securities
Common Stocks	$2,505,388,934	$—	$—	$2,505,388,934
Securities Lending Collateral	75,035,049	—	—	75,035,049
Repurchase Agreement	—	339,888	—	339,888

Total Investment Securities	$2,580,423,983	$339,888	$—	$2,580,763,871

NOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing security.
(B)	All or a portion of this security is on loan. The value of all securities on loan is $73,523,599. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(C)	Rate shown reflects the yield at March 31, 2014.
(D)	Percentage rounds to less than 0.1%.
(E)	Aggregate cost for federal income tax purposes is $2,003,724,414. Aggregate gross unrealized appreciation and depreciation for all securities in which there is an excess of value over tax cost were $588,288,555 and $11,249,098, respectively. Net unrealized appreciation for tax purposes is $577,039,457.
(F)	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers between Levels 1 and 2 during the period ended March 31, 2014. See the notes to the schedules of investments for more information regarding pricing inputs and valuation techniques.

DEFINITION:

ADR	American Depositary Receipt

The notes are an integral part of this report. Transamerica Series Trust	March 31, 2014 Form N-Q

Notes to Schedules of Investments

At March 31, 2014

(unaudited)

NOTE 1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Transamerica Series Trust (each, a “Portfolio”; and collectively, the “Portfolios”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The following is a summary of significant accounting policies followed by the Portfolios.

Securities lending: Securities are lent to qualified financial institutions and brokers. State Street Bank & Trust Company serves as securities lending agent to the Portfolios pursuant to a Securities Lending Agreement. The lending of securities exposes the Portfolios to risks such as the following: (i) the borrowers may fail to return the loaned securities; (ii) the borrowers may not be able to provide additional collateral; (iii) the Portfolios may experience delays in recovery of the loaned securities or delays in access to collateral; or (iv) the Portfolios may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge cash collateral with a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities loaned. The lending agent has agreed to indemnify the Portfolios in the case of default of any securities borrower.

Cash collateral received is invested in the State Street Navigator Securities Lending Trust-Prime Portfolio (“Navigator”), a money market mutual fund registered under the 1940 Act. The Transamerica Asset Management, Inc. (“TAM”) family of mutual funds is a significant shareholder of the Navigator as of March 31, 2014. No individual portfolio has a significant holding in the Navigator.

The value of loaned securities and related collateral outstanding at March 31, 2014 are shown on a gross basis in the Schedules of Investments.

Repurchase agreements: In a repurchase agreement, a Portfolio purchases a security and simultaneously commits to resell that security to the seller at an agreed-upon price on an agreed-upon date. Securities purchased subject to a repurchase agreement are held at the Portfolios’ custodian, or designated sub-custodian related to tri-party repurchase agreements, and, pursuant to the terms of the repurchase agreement, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Portfolios will bear the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

The open repurchase agreements and related collateral at March 31, 2014 are shown on a gross basis in the Schedules of Investments.

Foreign currency denominated investments: The accounting records of the Portfolios are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the closing exchange rate each day. The cost of foreign securities purchased and any realized gains or losses are translated at the prevailing exchange rates in effect on the date of the respective transaction.

Foreign currency denominated assets may involve risks not typically associated with domestic transactions. These risks include revaluation of currencies, adverse fluctuations in foreign currency values, and possible adverse political, social, and economic developments, including those particular to a specific industry, country or region.

Forward foreign currency contracts: The Portfolios are subject to foreign currency exchange rate risk exposure in the normal course of pursuing their investment objectives. The Portfolios, with the exception of Aegon Money Market VP (“Money Market”), enter into forward foreign currency contracts to hedge against exchange rate risk arising from investments in securities denominated in foreign currencies. Forward foreign currency contracts are marked-to-market daily, with the change in value recorded as an unrealized gain or loss. When the contracts are settled, a realized gain or loss is incurred. Risks may arise from changes in market value of the underlying currencies and from the possible inability of counterparties to meet the terms of their contracts.

Open forward foreign currency contracts at March 31, 2014 are listed in the Schedules of Investments.

Option contracts: The Portfolios are subject to equity price risk, interest rate risk, and foreign currency exchange rate risk in the normal course of pursuing their investment objectives. The Portfolios, with the exception of Money Market, enter into option contracts to manage exposure to various market fluctuations. Portfolios purchase or write put and call options on U.S. securities, indices, futures, swaps (“swaptions”), commodities, and currency transactions. Options are valued at the average of the bid and ask (“Mean Quote”) established each day at the close of the board of trade or exchange on which they are traded. Options are marked-to-market daily to reflect the current value of the option. The primary risks associated with options are an imperfect correlation between the change in value of the securities held and the prices of the option contracts, the possibility of an illiquid market, and an inability of the counterparty to meet the contract terms.

Purchased options: Purchasing call options tends to increase exposure to the underlying instrument. Purchasing put options tends to decrease exposure to the underlying instrument. The Portfolios pay premiums, which are treated as an investment and subsequently marked-to-market to reflect the current value of the option. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid from options which expire are treated as realized losses. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying U.S. security, index, future, swaption, commodity, or currency transaction to determine the realized gain or loss.

Transamerica Series Trust	March 31, 2014 Form N-Q

Notes to Schedules of Investments (continued)

At March 31, 2014

(unaudited)

NOTE 1. (continued)

Written options: Writing call options tends to decrease exposure to the underlying investment. Writing put options tends to increase exposure to the underlying investment. When a Portfolio writes a covered call or put option, the premium received is marked-to-market to reflect the current market value of the option written. Premiums received from written options which expire unexercised are treated as realized gains. Premiums received from writing options/swaptions which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying U.S. security, index, future, swaption, commodity, or currency transaction to determine the realized gain or loss. In writing an option, a Portfolio bears the market risk of an unfavorable change in the price of the security or currency underlying the written option. Exercise of an option written by a Portfolio could result in the Portfolio selling or buying a security or currency at a price different from the current market value.

Inflation-capped options: A Portfolio purchases or writes inflation-capped options to enhance returns or for hedging opportunities. The purpose of purchasing inflation-capped options is to protect a Portfolio from inflation erosion above a certain rate on a given notional exposure. A floor can be used to give downside protection to the investments in inflation-linked products.

Foreign currency options: The Portfolios may write or purchase foreign currency options. Purchasing foreign currency options gives the Portfolios the right, but not the obligation to buy or sell the currency and will specify the amount of currency and a rate of exchange that may be exercised by a specified date. These options may be used as a short or long hedge against possible variations in foreign exchange rates or to gain exposure to foreign currencies.

The underlying face amounts of open option contracts at March 31, 2014 are listed in the Schedules of Investments.

Futures contracts: The Portfolios are subject to equity and commodity risk, interest rate risk, and foreign currency exchange rate risk in the normal course of pursuing their investment objectives. The Portfolios, with the exception of Money Market, use futures contracts to gain exposure to, or hedge against, changes in the value of equities and commodities, interest rates, or foreign currencies. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. Upon entering into such contracts, the Portfolios are required to deposit with the broker, either in cash or in securities, an initial margin in an amount equal to a certain percentage of the contract amount. Subsequent payments (variation margin) are paid or received by the Portfolios each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gains or losses by the Portfolios. Upon entering into such contracts, the Portfolios bear the risk of equity and commodity prices, interest rates, or exchange rates moving unexpectedly, in which case, the Portfolios may not achieve the anticipated benefits of the futures contracts and may realize losses. With futures, there is minimal counterparty credit risk to the Portfolios since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

The open futures contracts at March 31, 2014 are listed in the Schedules of Investments.

Swap agreements: Swap agreements are bilaterally negotiated agreements between a Portfolio and a counterparty to exchange or swap investments, cash flows, assets, foreign currencies, or market-linked returns at specified, future intervals. Swap agreements are privately negotiated in the over-the-counter (“OTC”) market and may be executed in multilateral or other trade facility platforms, such as a registered exchange (“centrally cleared swaps”). Centrally cleared swaps listed or traded on a multilateral platform, are valued at the daily settlement price determined by the corresponding exchange. For centrally cleared credit default swaps the clearing exchange requires all members to provide applicable levels across complete term levels. Centrally cleared interest rate swaps are valued using a pricing model that references the underlying rates including but not limited to the overnight index swap rate and London Interbank Offered Rate (“LIBOR”) forward rate to calculate the daily settlement price. The Portfolios, with the exception of Money Market, enter into credit default, cross-currency, interest rate, total return, variance, and other forms of swap agreements to manage exposure to credit, currency, interest rate, and commodity risks. In connection with these agreements, securities or cash may be identified as collateral or margin in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency. Swaps are marked-to-market daily based upon values from third party vendors, which may include a registered exchange, or quotations from market makers to the extent available.

Specific risks and accounting related to each type of swap agreement are identified and described in the following paragraphs:

Credit default swap agreements: The Portfolios are subject to credit risk in the normal course of pursuing their investment objectives. The Portfolios enter into credit default swaps to manage their exposure to the market or certain sectors of the market to reduce their risk exposure to defaults of corporate and sovereign issuers, or to create exposure to corporate or sovereign issuers to which they are not otherwise exposed. Credit default swaps involve the exchange of a fixed rate premium for protection against the loss in value of an underlying security in the event of a defined credit event, such as payment default or bankruptcy (buy protection).

Under a credit default swap, one party acts as a guarantor by receiving the fixed periodic payment in exchange for the commitment to purchase the underlying security at par if the defined credit event occurs (sell protection). The Portfolios’ maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the notional amount of the contract. This risk is mitigated by having a master netting arrangement between the Portfolios and the counterparty, and by the posting of collateral.

Certain Portfolios sell credit default swaps, which exposes them to risk of loss from credit risk related events specified in the contracts. Although contract-specific, credit events are generally defined as bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium. The aggregate fair value of the credit default swaps is disclosed in the Schedules of Investments. The aggregate fair value of assets posted as collateral, net of assets received as collateral, for these swaps is included in the footnotes to the Schedules of Investments. If a defined credit event had occurred during the period, the swaps’ credit-risk-related contingent features would have been triggered, and the Portfolios would have been required to pay the notional amounts for the credit default swaps with a sell protection less the value of the contracts’ related reference obligations.

Transamerica Series Trust	March 31, 2014 Form N-Q

Notes to Schedules of Investments (continued)

At March 31, 2014

(unaudited)

NOTE 1. (continued)

Interest rate swap agreements: The Portfolios are subject to interest rate risk exposure in the normal course of pursuing their investment objectives. Because a Portfolio holds fixed rate bonds, the value of these bonds may decrease if interest rates rise. To help hedge against this risk, the Portfolios enter into interest rate swap agreements. Interest rate swaps are agreements between two parties to exchange cash flows based on a notional principal amount. Portfolios with interest rate agreements can elect to pay a fixed rate and receive a floating rate, or receive a fixed rate and pay a floating rate, on a notional principal amount. The risks of interest rate swaps include changes in market conditions which will affect the value of the contract or the cash flows, and the possible inability of the counterparty to fulfill its obligations under the agreement. The Portfolios’ maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from/paid to the counterparties over the contracts’ remaining lives, to the extent that amount is positive. This risk is mitigated by having a master netting arrangement between the Portfolios and the counterparty, and by the posting of collateral.

Total return swap agreements: The Portfolios are subject to commodity, equity, and other risks related to the underlying investments of the swap agreement in the normal course of pursuing their investment objectives. The value of the commodity-linked investments held by the Portfolios can be affected by a variety of factors, including, but not limited to, overall market movements and other factors affecting the value of particular industries or commodities, such as weather, disease, embargoes, acts of war or terrorism, or political and regulatory developments. Commodity-linked derivatives are available from a relatively small number of issuers, subjecting a Portfolio’s investments in commodity-linked derivatives to counterparty risk, which is the risk that the issuer of the commodity-linked derivative will not fulfill its contractual obligations. Total return swap agreements on commodities involve commitments whereby cash flows are exchanged based on the price of a commodity in exchange for either a fixed or floating price or rate. One party would receive payments based on the market value of the commodity involved and pay a fixed amount. Total return swap agreements on indices involve commitments to pay interest in exchange for a market-linked return. One counterparty pays out the total return of a specific reference asset, which may be an equity, index, or bond, and in return receives a regular stream of payments.

Cross-currency swap agreements: The Portfolios are subject to foreign currency exchange rate risk in the normal course of pursuing their investment objectives. The Portfolios enter into cross-currency swap agreements to gain or reduce exposure to foreign currencies or to hedge against foreign currency exchange rate and/or interest rate risk. Cross-currency swap agreements are interest rate swaps in which two parties agree to exchange cash flows based on the notional amounts of two different currencies. The Portfolios with cross currency swap agreements can elect to pay a fixed rate and receive a floating rate, or, receive a fixed rate and pay a floating rate on the notional amounts of two different currencies. The notional amounts are typically determined based on the spot exchange rates at the inception of the trade. Cross-currency swap agreements can also involve an exchange of notional amounts at the start, during and/or at expiration of the contract, either at the current spot rate or another specified rate.

The open OTC and centrally cleared swap agreements at March 31, 2014 are listed in the Schedules of Investments.

Reverse repurchase agreements: The Portfolios, with the exception of Money Market, may enter into reverse repurchase agreements in which the Portfolios sell portfolio securities and agree to repurchase them from the buyer at a specified date and price. The Portfolios may utilize reverse repurchase agreements when it is anticipated that the interest income to be earned from the investment of the proceeds of the transaction is greater than the interest expense of the transaction. Pursuant to the terms of the reverse repurchase agreements, the Portfolios’ custodian must segregate assets with an aggregate market value greater than or equal to 100% of the repurchase price. Reverse repurchase agreements involve leverage risk and also the risk that the market value of the securities that the Portfolios are obligated to repurchase under the agreement may decline below the repurchase price.

Transamerica Aegon U.S. Government Securities VP, Transamerica PIMCO Real Return TIPS VP, and Transamerica PIMCO Total Return VP entered into reverse repurchase agreements during the period ended March 31, 2014.

The open reverse repurchase agreements at March 31, 2014 are listed in the Schedules of Investments.

Sale-buyback: The Portfolios may enter into sale-buyback financing transactions. The Portfolios account for sale-buyback financing transactions as borrowing transactions and realize gains and losses on these transactions at the end of the roll period. Sale-buyback financing transactions involve sales by the Portfolios of securities and simultaneously contracts to repurchase the same or substantially similar securities at an agreed upon price and date.

The Portfolios forgo principal and interest paid during the roll period on the securities sold in a sale-buyback financing transaction. The Portfolios are compensated by the difference between the current sales price and the price for the future purchase (often referred to as the “price drop”), as well as by any interest earned on the proceeds of the securities sold. Sale-buyback financing transactions may be renewed with a new sale and a repurchase price and a cash settlement made at each renewal without physical delivery of the securities subject to the contract. Sale-buyback financing transactions expose the Portfolios to risks such as the following: (i) the buyer under the agreement may file for bankruptcy, become insolvent, or otherwise default on its obligations to the Portfolios; (ii) the market value of the securities the Portfolios are obligated to repurchase under the agreement may decline below the repurchase price.

Open sale-buyback financing transactions at March 31, 2014 are included in the Schedules of Investments.

Short sales: A short sale is a transaction in which the Portfolios sell securities it does not own, but has borrowed, in anticipation of a decline in the fair market value of the securities. The Portfolios are obligated to replace the borrowed securities at the market price at the time of

Transamerica Series Trust	March 31, 2014 Form N-Q

Notes to Schedules of Investments (continued)

At March 31, 2014

(unaudited)

NOTE 1. (continued)

replacement. The Portfolios’ obligation to replace the securities borrowed in connection with a short sale is fully secured by collateral deposited with the custodian. In addition, the Portfolios consider the short sale to be a borrowing by the Portfolios that is subject to the asset coverage requirements of the 1940 Act. Short sales represent an aggressive trading practice with a high risk/return potential, and short sales involve special considerations. Risks of short sales include that possible losses from short sales may be unlimited (e.g., if the price of stocks sold short rises), whereas losses from direct purchases of securities are limited to the total amount invested, and the Portfolio may be unable to replace borrowed securities sold short.

Open short sale transactions at March 31, 2014 are included in the Schedules of Investments.

Loan participations and assignments: The Portfolios may invest in direct debt instruments which are interests in amounts owed to lenders or lending syndicates by corporate, governmental, or other borrowers, either in the form of participations at the time the loan is originated (“Participations”) or buying an interest in the loan in the secondary market from a financial institution or institutional investor (“Assignments”). Participations and Assignments in commercial loans may be secured or unsecured. These investments may include standby financing commitments, including revolving credit facilities that obligate the Portfolios to supply additional cash to the borrowers on demand. Loan Participations and Assignments involve risks of insolvency of the lending banks or other financial intermediaries. As such, the Portfolios assume the credit risks associated with the corporate borrowers and may assume the credit risks associated with the interposed banks or other financial intermediaries.

The Portfolios, with the exception of Money Market, may be contractually obligated to receive approval from the agent banks and/or borrowers prior to the sale of these investments. The Portfolios that participate in such syndications, or that can buy a portion of the loans, become part lenders. Loans are often administered by agent banks acting as agents for all holders.

The agent banks administer the terms of the loans, as specified in the loan agreements. In addition, the agent banks are normally responsible for the collection of principal and interest payments from the corporate borrowers and the apportionment of these payments to the credit of all institutions that are parties to the loan agreements. Unless the Portfolios have direct recourse against the corporate borrowers under the terms of the loans or other indebtedness, the Portfolios may have to rely on the agent banks or other financial intermediaries to apply appropriate credit remedies against corporate borrowers.

The Portfolios held no unsecured loan participations at March 31, 2014.

Structured notes: Certain Portfolios invest in structured notes. A structured debt instrument is a hybrid debt security that has an embedded derivative. This type of instrument is used to manage cash flows from the debt security. Investing in structured notes involves the credit risk of the issuer and the normal risks of price changes in response to changes in interest rates. Structured notes may be less liquid than other types of securities and more volatile than their underlying reference instruments. All structured notes are listed within the Schedules of Investments.

To be announced (“TBA”) commitments: TBA commitments are entered into to purchase or sell securities for a fixed price at a future date, typically not to exceed 45 days. They are considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines, or the value of the security sold increases, prior to settlement date, in addition to the risk of decline in the value of the Portfolios’ other assets. Unsettled TBA commitments are valued at the current value of the underlying securities, according to the procedures described under Security Valuations.

When-Issued, forward delivery securities and delayed delivery settlements: The Portfolios may purchase or sell securities on a when-issued, forward (delayed) delivery basis or delayed settlement. When-issued and forward delivery transactions are made conditionally because a security, although authorized, has not yet been issued in the market. Settlement of such transactions normally occurs within a month or more after the purchase or sale commitment is made. The Portfolios engage in when-issued transactions to obtain an advantageous price and yield at the time of the transaction. The Portfolios engage in when-issued and forward delivery transactions for the purpose of acquiring securities, but may enter into a separate agreement to sell the securities before the settlement date. Since the value of securities purchased may fluctuate prior to settlement, the Portfolios may be required to pay more at settlement than the security is worth. In addition, the Portfolios are not entitled to any of the interest earned prior to settlement.

Delayed delivery transactions involve a commitment by the Portfolios to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed delivery transactions are outstanding, the Portfolios will segregate with its custodian either cash, U.S. Government securities, or other liquid assets at least equal to the value or purchase commitments until payment is made. When purchasing a security on a delayed delivery basis, the Portfolios assume the rights and risks of ownership of the security, including the risk of price and yield fluctuations. These transactions also involve a risk to the Portfolios if the other party to the transaction defaults on its obligation to make payment or delivery, and the Portfolios are delayed or prevented from completing the transaction. The Portfolios may dispose of or renegotiate a delayed delivery transaction after it is entered into, which may result in a realized gain or loss. When the Portfolios sell a security on a delayed delivery basis, the Portfolios do not participate in future gains and losses on the security.

Treasury inflation-protected securities (“TIPS”): Certain Portfolios invest in TIPS. TIPS are fixed income securities whose principal value is periodically adjusted according to the rate of inflation/deflation. If the index measuring inflation/deflation rises or falls, the principal value of TIPS will be adjusted upward or downward, and consequently the interest payable on these securities (calculated with respect to a larger or smaller principal amount) will be increased or reduced, respectively. Any upward or downward adjustment in the principal amount of a TIPS will be included as interest income, even though investors do not receive their principal until maturity. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

Transamerica Series Trust	March 31, 2014 Form N-Q

Notes to Schedules of Investments (continued)

At March 31, 2014

(unaudited)

NOTE 1. (continued)

Payment in-kind securities (“PIKs”): PIKs give the issuer the option of making interest payments in either cash or additional debt securities at each interest payment date. Those additional debt securities usually have the same terms, including maturity dates and interest rates, and associated risks as the original bonds.

The PIKs at March 31, 2014 are listed in the Schedules of Investments.

Restricted and illiquid securities: The Portfolios may invest in unregulated restricted securities. Restricted and illiquid securities are subject to legal or contractual restrictions on resale or are illiquid. Restricted securities generally may be resold in transactions exempt from registration under the Securities Act of 1933. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at the current valuation may be difficult.

The restricted and illiquid securities at March 31, 2014 are listed in the Schedules of Investments.

Real estate investment trusts (“REITs”): There are certain additional risks involved in investing in REITs. These include, but are not limited to, economic conditions, changes in zoning laws, real estate values, property taxes, and interest rates.

NOTE 2. SECURITY VALUATIONS

All investments in securities are recorded at their estimated fair value. The Portfolios value their investments at the close of the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern Time, each day the NYSE is open for business. The Portfolios utilize various methods to measure the fair value of their investments on a recurring basis.

Accounting principles generally accepted in the United States of America (“GAAP”) establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three Levels of inputs of the fair value hierarchy are defined as follows:

Level 1—Unadjusted quoted prices in active markets for identical securities.

Level 2—Inputs, other than quoted prices included in Level 1, that are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3—Unobservable inputs, which may include TAM’s internal valuation committee’s (the “Valuation Committee”) own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the sub-adviser, issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The Portfolios’ Board of Trustees has delegated the valuation functions on a day-to-day basis to TAM, subject to board oversight. TAM has formed the Valuation Committee to monitor and implement the fair valuation policies and procedures as approved by the Board of Trustees. These policies and procedures are reviewed at least annually by the Board of Trustees. The Valuation Committee, among other tasks, monitors for when market quotations are not readily available or are unreliable and determines in good faith the fair value of the portfolio investments. For instances in which daily market quotes are not readily available, securities may be valued, pursuant to procedures adopted by the Board of Trustees, with reference to other instruments or indices. Depending on the relative significance of valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy.

The Valuation Committee may employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the security to determine the fair value of the security. An income-based valuation approach may also be used in which the anticipated future cash flows of the security are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the securities. When the Portfolios use fair value methods that rely on significant unobservable inputs to determine a security’s value, the Valuation Committee will choose the method that is believed to accurately reflect fair value. These securities are categorized in Level 3 of the fair value hierarchy. The Valuation Committee reviews fair value measurements on a regular and ad hoc basis and may, as deemed appropriate, update the security valuations as well as the fair valuation guidelines.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the Valuation Committee’s determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material. The Valuation Committee employs various methods for calibrating these valuation approaches, including a regular review of valuation methodologies, key inputs and assumptions, transactional back-testing, and reviews of any market related activity.

Transamerica Series Trust	March 31, 2014 Form N-Q

Notes to Schedules of Investments (continued)

At March 31, 2014

(unaudited)

NOTE 2. (continued)

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

For assets and liabilities for which significant unobservable inputs (Level 3), GAAP requires a reconciliation of the beginning to the ending balances for reported market values that presents changes attributed to the total realized and unrealized gains or losses, purchases and sales, and transfers in or out of the Level 3 category during the period. The Level 3 reconciliation, if any, is disclosed in the Valuation Summary of each respective Portfolio’s Schedule of Investments.

Fair value measurements: Descriptions of the valuation techniques applied to the Portfolios’ major categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Investment companies: Investment companies are valued at the net asset value (“NAV”) of the underlying portfolios. These securities are actively traded and no valuation adjustments are applied. Exchange-Traded Funds are stated at the last reported sale price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. They are categorized in Level 1 of the fair value hierarchy. Investments in privately held investment funds with significant restrictions on redemptions where the inputs of NAVs are unobservable will be valued based upon the NAVs of such investments and are categorized in Level 3 of the fair value hierarchy.

Equity securities (common and preferred stocks): Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

Foreign securities, in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, Exchange Traded Funds, and the movement of the certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.

Preferred stock and other equities traded on inactive markets or valued by reference to similar instruments are also generally categorized in Level 2 or Level 3 if inputs are unobservable.

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the net asset value of the underlying securities and no valuation adjustments are applied. It is categorized in Level 1 of the fair value hierarchy.

Repurchase agreements: Repurchase agreements are traded on inactive markets or valued by reference to similar instruments and are generally categorized in Level 2.

Corporate bonds: The fair value of corporate bonds is estimated using various techniques, which consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, fundamental data relating to the issuer, and credit default swap spreads adjusted for any basis difference between cash and derivative instruments. While most corporate bonds are categorized in Level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in Level 3.

Asset-backed securities: The fair value of asset-backed securities is estimated based on models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield, and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.

Short-term notes: Short-term notes are valued using amortized cost, which approximates fair value. To the extent the inputs are observable and timely, the values would be generally categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.

Government securities: Government securities are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. Government securities generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

U.S. government agency securities: U.S. government agency securities are comprised of two main categories consisting of agency issued debt and mortgage passthroughs. Generally, agency issued debt securities are valued in a manner similar to U.S. government securities. Mortgage passthroughs include TBA securities and mortgage passthrough certificates. Generally, TBA securities and mortgage passthroughs are valued using dealer quotations. Depending on market activity levels and whether quotations or other observable data are used, these securities are typically categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.

Restricted securities (equity and debt): Restricted securities for which quotations are not readily available are valued at fair value as determined in good faith by the Valuation Committee under the supervision of the Portfolios’ Board of Trustees. Restricted securities issued by publicly

Transamerica Series Trust	March 31, 2014 Form N-Q

Notes to Schedules of Investments (continued)

At March 31, 2014

(unaudited)

NOTE 2. (continued)

traded companies are generally valued at a discount to similar publicly traded securities. Restricted securities issued by nonpublic entities may be valued by reference to comparable public entities and/or fundamental data relating to the issuer. Depending on the relative significance of observable valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy.

Derivative instruments: Listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy. OTC derivative contracts include forward, swap, swaption, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices. Depending on the product and the terms of the transaction, the fair value of the OTC derivative products are modeled taking into account the counterparties’ creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. A substantial majority of OTC derivative products valued by the Portfolios using pricing models fall into this category and are categorized within Level 2 of the fair value hierarchy or Level 3 if inputs are unobservable.

The hierarchy classification of inputs used to value the Portfolios’ investments, at March 31, 2014, is disclosed in the Valuation Summary of each Portfolio’s Schedule of Investments.

Transamerica Series Trust	March 31, 2014 Form N-Q

March 31, 2014

BlackRock Variable Series Funds, Inc.

➢ BlackRock Global Allocation V.I. Fund

Consolidated Schedule of Investments March 31, 2014 (Unaudited)	BlackRock Global Allocation V.I. Fund
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Australia — 0.4%
Asciano Ltd.	1,901,432	$9,199,112
BHP Billiton Ltd.	68,164	2,310,443
Fortescue Metals Group Ltd.	4,622,442	22,630,995
Mesoblast Ltd. (a)(b)	1,050,816	5,343,827
National Australia Bank Ltd.	412,689	13,606,450

		53,090,827
Austria — 0.0%
Andritz AG	71,895	4,445,392
Belgium — 0.1%
Anheuser-Busch InBev NV	123,727	13,030,417
RHJ International (a)	769,800	3,870,900
RHJ International — ADR (a)	40,600	204,242

		17,105,559
Brazil — 0.8%
Banco Santander Brasil SA — ADR	220,351	1,227,355
BR Malls Participacoes SA	1,574,277	13,522,547
Cia Brasileira de Distribuicao Grupo Pao de Acucar, Preference Shares	240,174	10,503,511
Cielo SA	456,370	14,469,483
Cosan Ltd., Class A (b)	991,441	11,302,427
Cyrela Brazil Realty SA	923,554	5,596,680
Hypermarcas SA	1,389,558	10,068,018
MRV Engenharia e Participacoes SA	1,581,505	5,589,982
Oi SA — ADR (b)	2,563,231	3,409,097
Petroleo Brasileiro SA — ADR	1,117,033	14,688,984
Qualicorp SA (a)	717,560	7,216,712
SLC Agricola SA	469,664	3,603,724

		101,198,520
Canada — 1.9%
Agrium, Inc.	183,293	17,874,733
Athabasca Oil Corp. (a)	1,499,250	10,795,142
Bank of Nova Scotia	169,939	9,842,781
Cameco Corp.	866,541	19,843,789
Canadian National Railway Co.	465,712	26,182,329
Canadian Natural Resources Ltd. (c)	530,536	20,356,666
Eldorado Gold Corp.	1,855,285	10,321,124
First Quantum Minerals Ltd.	2,606,763	48,173,829
Goldcorp, Inc.	1,415,401	34,649,016
Platinum Group Metals Ltd. (a)	5,968,974	5,993,271
Silver Wheaton Corp.	453,489	10,294,200
Suncor Energy, Inc.	48,702	1,702,622
Teck Resources Ltd., Class B	1,459,061	31,632,442

		247,661,944
Chile — 0.1%
Banco Santander Chile — ADR	330,438	7,745,467
China — 1.0%
Beijing Enterprises Holdings Ltd.	2,907,042	26,077,198
CNOOC Ltd.	11,723,000	17,748,889

Common Stocks	Shares	Value
China (concluded)
Dongfeng Motor Group Co. Ltd., Class H	1,814,800	$2,574,160
FU JI Food and Catering Services Holdings Ltd. (a)	156,663	26,951
Haitian International Holdings Ltd.	2,500,800	5,018,880
Jiangxi Copper Co. Ltd., Class H	6,618,000	11,151,787
Kunlun Energy Co. Ltd.	6,172,000	10,342,066
Mindray Medical International Ltd. (b)	229,745	7,434,548
SINA Corp. (a)	483,741	29,222,794
Sinopharm Group Co. Ltd., Class H	2,480,800	6,818,910
Yuanda China Holdings Ltd.	18,392,228	1,616,154
Zhongsheng Group Holdings Ltd.	3,772,206	5,206,707

		123,239,044
Denmark — 0.1%
TDC A/S	777,092	7,183,944
Finland — 0.0%
Metso OYJ	88,380	2,894,016
France — 4.6%
Arkema SA	212,707	24,062,742
AtoS	359,089	32,450,589
AXA SA	934,344	24,273,219
BNP Paribas SA	662,550	51,082,317
Casino Guichard Perrachon SA	88,674	10,543,101
Compagnie de Saint-Gobain	475,270	28,694,202
Danone	102,248	7,223,590
European Aeronautic Defence & Space Co. NV	840,202	60,176,421
GDF Suez	288,294	7,886,324
LVMH Moet Hennessy Louis Vuitton SA	89,557	16,228,921
Remy Cointreau SA	66,083	5,300,837
Rexel SA	80,852	2,121,353
Safran SA	1,421,506	98,481,850
Sanofi	568,625	59,421,145
Sanofi — ADR	158,083	8,264,579
Schneider Electric SA	352,888	31,275,336
Schneider Electric SA (a)	33,970	3,018,315
Société Générale SA	406,175	25,002,469
Technip SA	323,922	33,391,597
Total SA	260,571	17,152,070
Total SA — ADR	519,480	34,077,888
UbiSOFT Entertainment (a)	651,460	11,649,666

		591,778,531
Germany — 2.2%
Allianz SE, Registered Shares	131,368	22,203,780
Bayerische Motoren Werke AG	121,577	15,363,291
Deutsche Bank AG, Registered Shares	556,226	24,929,383
Deutsche Boerse AG	162,555	12,941,640
Deutsche Telekom AG, Registered Shares	1,369,769	22,225,408
Fresenius SE & Co. KGaA	124,724	19,577,867
HeidelbergCement AG	85,283	7,309,767
Linde AG	81,804	16,379,416

Portfolio Abbreviations

ADR American Depositary Receipts	GBP British Pound	NYSE New York Stock Exchange
AUD Australian Dollar	GDR Global Depositary Receipts	PCL Public Company Limited
BRL Brazilian Real	HKD Hong Kong Dollar	PLN Polish Zloty
CAD Canadian Dollar	JPY Japanese Yen	REIT Real Estate Investment Trust
CHF Swiss Franc	JSC Joint Stock Company	SEK Swedish Krona
CNY Chinese Yuan Renminbi	KRW Korean Won	SGD Singapore Dollar
ETF Exchange-Traded Fund	LIBOR London Interbank Offered Rate	S&P Standard & Poor’s
EUR Euro	MSCI Morgan Stanley Capital International	SPDR Standard & Poor’s Depositary Receipts
FKA Formerly Known As	MXN Mexican Peso	USD US Dollar
FTSE Financial Times Stock Exchange	MYR Malaysian Ringgit

2	BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2014

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation V.I. Fund
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Germany (concluded)
RTL Group SA	63,552	$7,237,974
RWE AG	33,728	1,368,678
Siemens AG, Registered Shares	720,382	97,153,140
Volkswagen AG, Preference Shares	157,828	40,924,350

		287,614,694
Hong Kong — 0.5%
Chaoda Modern Agriculture Holdings Ltd. (a)	19,748,798	1,579,980
The Link REIT	2,563,546	12,641,120
Sino Biopharmaceutical Ltd.	4,812,000	4,107,564
Sun Hung Kai Properties Ltd.	2,607,000	32,012,354
Wharf Holdings Ltd.	2,014,000	12,917,161

		63,258,179
India — 0.1%
Cummins India Ltd.	1,284,918	12,843,900
Maruti Suzuki India Ltd.	125,658	4,152,012

		16,995,912
Indonesia — 0.0%
Siloam International Hospitals Tbk PT (a)	6,374,142	5,779,372
Ireland — 0.6%
Eaton Corp. PLC	367,244	27,587,369
Shire PLC	498,681	24,687,187
XL Group PLC (c)	738,648	23,082,750

		75,357,306
Israel — 0.0%
Check Point Software Technologies Ltd. (a)(b)	34,907	2,360,760
Italy — 0.5%
EI Towers SpA (a)	44,822	2,653,442
Enel SpA	555,494	3,141,991
Eni SpA	94,891	2,379,537
Intesa Sanpaolo SpA	6,376,871	21,638,086
Telecom Italia SpA	5,650,594	6,678,727
Telecom Italia SpA	997,422	935,990
UniCredit SpA	2,377,375	21,731,789

		59,159,562
Japan — 7.8%
Aisin Seiki Co. Ltd.	369,139	13,324,642
Ajinomoto Co., Inc.	502,000	7,184,673
Asahi Kasei Corp.	1,320,100	8,951,071
Astellas Pharma, Inc.	704,465	8,363,811
Benesse Holdings, Inc.	168,400	6,441,024
Bridgestone Corp.	758,232	26,872,252
Chubu Electric Power Co., Inc. (a)	332,200	3,908,503
Daihatsu Motor Co. Ltd.	103,207	1,822,374
Daikin Industries Ltd.	198,400	11,126,162
Daito Trust Construction Co. Ltd.	136,500	12,643,724
Denso Corp.	484,320	23,226,209
East Japan Railway Co.	407,851	30,041,304
FANUC Corp.	43,218	7,640,599
Fuji Heavy Industries Ltd.	2,254,564	61,053,302
Futaba Industrial Co. Ltd.	381,221	1,660,659
Hino Motors Ltd.	294,900	4,367,529
Hitachi Chemical Co. Ltd.	616,500	8,386,121
Hitachi Ltd.	3,443,700	25,490,471
Honda Motor Co. Ltd.	842,583	29,647,680
Hoya Corp.	695,674	21,761,388
IHI Corp.	1,451,000	6,105,125
Inpex Corp.	2,035,739	26,434,628
Japan Airlines Co. Ltd.	319,000	15,699,455
JGC Corp.	648,302	22,521,624
JSR Corp.	745,400	13,790,524
KDDI Corp.	507,100	29,444,763

Common Stocks	Shares	Value
Japan (concluded)
Keyence Corp.	6,600	$2,718,980
Kubota Corp.	666,296	8,855,437
Kuraray Co. Ltd.	1,169,670	13,382,401
Kyocera Corp.	175,100	7,891,343
Mitsubishi Corp.	1,335,947	24,781,574
Mitsubishi Electric Corp.	1,124,000	12,652,640
Mitsubishi Heavy Industries Ltd.	1,156,000	6,689,048
Mitsubishi UFJ Financial Group, Inc.	1,985,200	10,932,070
Mitsui & Co. Ltd.	3,773,978	53,339,773
MS&AD Insurance Group Holdings	280,914	6,430,463
Murata Manufacturing Co. Ltd.	168,928	15,967,240
NEC Corp.	3,127,000	9,605,035
Nintendo Co. Ltd.	90,200	10,782,479
Nippon Telegraph & Telephone Corp.	164,430	8,935,394
Nitori Holdings Co. Ltd.	241,600	10,484,498
Nitto Denko Corp.	315,300	15,119,871
NKSJ Holdings, Inc.	237,800	6,105,377
Okumura Corp.	1,304,751	5,809,051
Omron Corp.	64,100	2,652,248
Otsuka Holdings Co. Ltd.	229,000	6,850,593
Rinnai Corp.	93,023	8,182,493
Rohm Co. Ltd.	268,653	11,995,995
Ryohin Keikaku Co. Ltd.	91,300	8,803,021
Shin-Etsu Chemical Co. Ltd.	440,234	25,095,967
Ship Healthcare Holdings, Inc.	152,900	5,860,623
SMC Corp.	15,300	4,035,115
Sony Financial Holdings, Inc.	632,800	10,347,482
Sumitomo Corp.	1,090,900	13,871,418
Sumitomo Electric Industries Ltd.	723,248	10,797,219
Sumitomo Mitsui Financial Group, Inc.	735,047	31,507,003
Sumitomo Mitsui Trust Holdings, Inc.	1,397,000	6,320,796
Suntory Beverage & Food Ltd.	313,800	10,811,395
Suzuki Motor Corp.	1,397,389	36,433,576
Toda Corp.	1,661,896	5,455,056
Tokio Marine Holdings, Inc.	1,404,923	42,134,188
Tokyo Gas Co. Ltd.	4,366,070	22,138,809
Toyota Industries Corp.	571,977	27,489,863
Toyota Motor Corp.	336,500	18,976,529
Ube Industries Ltd.	2,928,346	5,393,807
West Japan Railway Co.	225,100	9,187,758
Yamada Denki Co. Ltd.	4,378,300	14,592,761

		997,326,006
Kazakhstan — 0.1%
KazMunaiGas Exploration Production JSC — GDR	668,137	9,353,918
Malaysia — 0.3%
Axiata Group Bhd	6,685,986	13,667,363
IHH Healthcare Bhd (a)	12,464,400	14,696,297
Telekom Malaysia Bhd	3,830,646	6,910,210

		35,273,870
Mexico — 0.3%
America Movil SAB de CV, Series L — ADR	289,996	5,765,120
Fibra Uno Administracion SA de CV	2,076,788	6,719,277
Fomento Economico Mexicano SAB de CV — ADR	58,134	5,420,414
Grupo Televisa S.A.B.	1,074,568	7,168,999
TF Administradora Industrial S de RL de CV	3,633,557	7,319,716

		32,393,526
Netherlands — 1.6%
Akzo Nobel NV	260,988	21,286,398
CNH Industrial NV (a)	3,222,324	37,045,606
CNH Industrial NV (a)	54,130	622,979
CNH Industrial NV — NYSE (a)	149,563	1,719,975
CNH Industrial NV — NYSE (a)	4,436	51,014

BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2014	3

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation V.I. Fund
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Netherlands (concluded)
ING Groep NV CVA (a)	1,433,598	$20,388,291
Koninklijke DSM NV	237,620	16,297,879
Koninklijke KPN NV (a)	2,571,379	9,077,226
Royal Dutch Shell PLC	63,646	2,325,556
Royal Dutch Shell PLC — ADR	615,269	44,951,553
Unilever NV — NY Shares	79,093	3,252,304
Unilever NV CVA	1,188,362	48,883,061

		205,901,842
Norway — 0.2%
Statoil ASA	1,017,204	28,700,128
Portugal — 0.1%
Zon Multimedia Servicos de Telecomunicacoes e Multimedia SGPS SA	956,779	7,507,650
Russia — 0.1%
Novorossiysk Commercial Sea Port PJSC — GDR (b)	370,043	1,739,202
Polyus Gold International Ltd.	745,054	2,540,112
Sberbank	3,980,146	9,523,654

		13,802,968
Singapore — 0.4%
CapitaLand Ltd.	12,810,350	29,504,836
Keppel Corp. Ltd.	771,000	6,688,922
Raffles Medical Group Ltd.	1,726,800	4,407,483
Singapore Telecommunications Ltd.	5,620,630	16,337,579

		56,938,820
South Africa — 0.1%
Life Healthcare Group Holdings Ltd.	1,783,469	6,516,440
South Korea — 1.0%
Cheil Industries, Inc.	58,853	3,973,260
Hana Financial Group, Inc.	251,344	9,213,715
Hyundai Motor Co.	68,173	16,119,594
Hyundai Wia Corp.	26,870	4,331,076
KB Financial Group, Inc.	95,827	3,362,288
Samsung Electronics Co. Ltd.	59,058	74,659,543
Samsung Electronics Co. Ltd., Preference Shares	4,880	4,861,344
Samsung Heavy Industries Co. Ltd.	224,088	6,736,522

		123,257,342
Spain — 0.1%
Banco Bilbao Vizcaya Argentaria SA	1,408,180	16,932,345
Sweden — 0.5%
Boliden AB	788,312	12,004,846
Electrolux AB	76,023	1,664,566
Getinge AB	277,330	7,829,954
Lundin Petroleum AB (a)	1,319,701	27,166,755
Svenska Handelsbanken AB, Class A	390,880	19,642,339

		68,308,460
Switzerland — 2.2%
Nestle SA, Registered Shares	990,585	74,560,993
Novartis AG, Registered Shares	377,748	32,073,798
Roche Holding AG	305,924	92,010,857
Swiss Life Holding AG (a)	5,241	1,288,851
Swisscom AG, Registered Shares	11,510	7,071,459
Syngenta AG, Registered Shares	129,924	49,322,438
TE Connectivity Ltd.	46,655	2,809,098
UBS AG, Registered Shares (a)	1,418,179	29,346,884

		288,484,378
Taiwan — 0.2%
Cheng Shin Rubber Industry Co. Ltd.	2,386,323	6,822,726
Far EasTone Telecommunications Co. Ltd.	2,336,988	4,946,927

Common Stocks	Shares	Value
Taiwan (concluded)
Taiwan Mobile Co. Ltd.	1,844,000	$5,790,741
Yulon Motor Co. Ltd.	2,812,000	4,654,080

		22,214,474
Thailand — 0.1%
Bangkok Dusit Medical Services PCL, Class F	2,823,800	11,577,232
Bumrungrad Hospital PCL	1,489,500	4,419,370

		15,996,602
United Arab Emirates — 0.2%
Al Noor Hospitals Group PLC	601,869	10,776,508
NMC Health PLC	1,010,600	8,499,870

		19,276,378
United Kingdom — 3.9%
Antofagasta PLC	2,950,289	41,161,295
AstraZeneca PLC	336,543	21,816,936
Aviva PLC	682,984	5,449,281
Barratt Developments PLC	1,569,468	10,817,795
BG Group PLC	1,855,032	34,631,941
BHP Billiton PLC	1,497,343	46,235,666
BT Group PLC	3,081,989	19,600,495
Delphi Automotive PLC	129,426	8,782,848
Delta Topco Ltd.	14,972,250	9,004,311
Diageo PLC	110,654	3,436,791
Diageo PLC — ADR	141,784	17,664,869
Guinness Peat Group PLC (a)	2,077,735	1,226,276
HSBC Holdings PLC (a)	4,305,630	43,596,020
Lloyds Banking Group PLC (a)	17,596,748	22,013,727
Manchester United PLC, Class A (a)(b)	364,748	6,288,256
National Grid PLC	1,499,721	20,608,426
Ophir Energy Plc (a)	2,662,379	10,668,633
Prudential Plc	675,369	14,300,478
Rio Tinto PLC	1,675,905	93,460,851
SABMiller PLC	194,510	9,725,874
Taylor Wimpey PLC	4,841,421	9,516,774
Tesco PLC	1,376,505	6,789,043
Unilever PLC	293,579	12,556,174
Unilever PLC — ADR	87,429	3,740,213
Vodafone Group PLC	2,361,903	8,685,422
Vodafone Group PLC — ADR	336,086	12,371,326

		494,149,721
United States — 32.1%
3M Co.	178,862	24,264,419
AbbVie, Inc.	1,019,794	52,417,412
Accenture PLC, Class A	24,291	1,936,478
ACE Ltd. (c)	346,786	34,352,621
Adobe Systems, Inc. (a)	38,741	2,546,833
AES Corp.	1,268,868	18,119,435
Aetna, Inc.	391,897	29,380,518
Aflac, Inc.	138,528	8,732,805
Agilent Technologies, Inc.	415,512	23,235,431
Alexion Pharmaceuticals, Inc. (a)	60,150	9,150,620
Allergan, Inc.	196,084	24,334,024
Alliance Data Systems Corp. (a)	14,976	4,080,211
The Allstate Corp.	207,593	11,745,612
Amdocs Ltd.	50,673	2,354,268
American Capital Agency Corp.	168,309	3,616,960
American Eagle Outfitters, Inc.	152,853	1,870,921
American Electric Power Co, Inc.	313,619	15,887,939
American Express Co.	383,206	34,500,036
American International Group, Inc.	383,559	19,181,786
American Tower Corp.	213,841	17,507,163

4	BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2014

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation V.I. Fund
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
United States (continued)
American Water Works Co., Inc.	241,959	$10,984,939
Ameriprise Financial, Inc.	21,183	2,331,613
AmerisourceBergen Corp.	31,464	2,063,724
Amgen, Inc.	145,639	17,963,114
Anadarko Petroleum Corp.	87,179	7,389,292
Apple, Inc.	3,056	1,640,277
Archer-Daniels-Midland Co.	54,904	2,382,285
Avery Dennison Corp.	140,116	7,099,678
Avnet, Inc.	52,249	2,431,146
AXIS Capital Holdings Ltd.	41,979	1,924,737
Bank of America Corp.	3,275,182	56,333,130
Baxter International, Inc.	270,644	19,913,986
BB&T Corp.	421,885	16,947,120
Becton Dickinson & Co.	17,799	2,083,907
Berkshire Hathaway, Inc., Class B (a)	206,496	25,805,805
Biogen Idec, Inc. (a)(c)	104,361	31,920,899
BorgWarner, Inc. (a)	203,157	12,488,061
Bristol-Myers Squibb Co.	480,076	24,939,948
CA, Inc.	56,334	1,744,664
Calpine Corp. (a)	659,204	13,783,956
Capital One Financial Corp.	283,821	21,899,628
Cardinal Health, Inc.	252,395	17,662,602
Castlight Health, Inc., Class B (a)	140,999	2,991,999
Catamaran Corp. (a)	255,036	11,415,411
CBS Corp., Class B	57,056	3,526,061
Celgene Corp. (a)	115,254	16,089,458
CenterPoint Energy, Inc.	395,025	9,358,142
CF Industries Holdings, Inc.	8,984	2,341,590
Charter Communications, Inc., Class A (a)	257,820	31,763,424
Chevron Corp.	151,593	18,025,924
The Chubb Corp.	20,644	1,843,509
Church & Dwight Co., Inc.	92,822	6,411,216
Cisco Systems, Inc.	1,957,886	43,876,225
Citigroup, Inc.	1,181,216	56,225,882
Citrix Systems, Inc. (a)	380,952	21,878,073
CNA Financial Corp.	53,918	2,303,377
Coach, Inc. (c)	687,697	34,151,033
Cobalt International Energy, Inc. (a)	616,598	11,296,075
The Coca-Cola Co.	1,683,276	65,075,450
Colfax Corp. (a)	241,215	17,205,866
Colgate-Palmolive Co.	252,954	16,409,126
Comcast Corp., Class A	1,380,738	69,064,515
Computer Sciences Corp.	48,040	2,921,793
ConocoPhillips	94,877	6,674,597
Constellation Brands, Inc., Class A (a)	31,595	2,684,627
Crown Castle International Corp. (a)	185,147	13,660,146
Crown Holdings, Inc. (a)	276,561	12,373,339
Cubist Pharmaceuticals, Inc. (a)(b)	128,424	9,394,216
Cummins, Inc.	103,262	15,385,005
CVS Caremark Corp.	124,504	9,320,369
Danaher Corp.	154,792	11,609,400
Diamondback Energy, Inc. (a)(b)	194,714	13,106,199
Discover Financial Services	422,215	24,568,691
DISH Network Corp., Class A (a)	52,664	3,276,227
Dominion Resources, Inc.	371,680	26,385,563
Dover Corp.	23,433	1,915,648
Dresser-Rand Group, Inc. (a)(c)	348,532	20,357,754
DTE Energy Co.	35,404	2,630,163
Eastman Chemical Co.	29,330	2,528,539
eBay, Inc. (a)(c)	459,859	25,402,611
Electronic Arts, Inc. (a)	945,711	27,435,076
EMC Corp.	998,559	27,370,502
Energizer Holdings, Inc.	17,787	1,791,862
Envision Healthcare Holdings, Inc. (a)(b)	365,478	12,364,121
EOG Resources, Inc. (c)	35,463	6,956,777

Common Stocks	Shares	Value
United States (continued)
EP Energy Corp., Class A (a)(b)	900,100	$17,614,957
EQT Corp. (c)	6,646	644,463
Equity Residential (b)	543,884	31,539,833
Express Scripts Holding Co. (a)	499,341	37,495,516
Fannie Mae (a)	991,569	3,867,119
Fastenal Co.	482,526	23,798,182
FedEx Corp.	120,918	16,028,890
Fidelity National Information Services, Inc.	50,186	2,682,442
FMC Corp.	301,375	23,073,270
Ford Motor Co.	2,063,373	32,188,619
Forestar Group (a)	258,550	6,742,751
Freeport-McMoRan Copper & Gold, Inc.	2,600,293	85,991,689
The Fresh Market, Inc. (a)(b)	269,540	9,056,544
General Dynamics Corp.	24,008	2,614,951
General Electric Co.	3,490,544	90,370,184
General Motors Co.	704,514	24,249,372
Gilead Sciences, Inc. (a)(c)	320,693	22,724,306
The Goldman Sachs Group, Inc.	153,029	25,073,802
The Goodyear Tire & Rubber Co.	311,157	8,130,532
Google, Inc., Class A (a)	100,333	111,822,132
Harris Corp.	31,954	2,337,755
HCA Holdings, Inc. (a)	547,214	28,728,735
HealthSouth Corp.	242,181	8,701,563
Helmerich & Payne, Inc.	28,768	3,094,286
Hilton Worldwide Holdings, Inc. (a)	680,384	15,131,740
Humana, Inc. (c)	264,810	29,849,383
International Paper Co.	52,026	2,386,953
Intuit, Inc.	29,558	2,297,543
JB Hunt Transport Services, Inc.	165,909	11,932,175
Johnson Controls, Inc.	359,069	16,991,145
JPMorgan Chase & Co.	1,288,648	78,233,820
Kimberly-Clark Corp.	45,772	5,046,363
KLA-Tencor Corp.	26,029	1,799,645
Knowles Corp. (a)	11,716	369,874
The Kroger Co.	54,650	2,385,473
L-3 Communications Holdings, Inc.	22,474	2,655,303
Lear Corp.	34,888	2,920,823
Liberty Media Corp., Class A (a)	260,853	34,101,313
Lincoln National Corp.	68,755	3,483,816
Lululemon Athletica, Inc. (a)(b)(c)	144,935	7,622,132
Macy’s, Inc.	34,126	2,023,331
Marathon Oil Corp. (c)	1,954,935	69,439,291
Marathon Petroleum Corp. (c)	360,127	31,345,454
Marsh & McLennan Cos., Inc.	254,314	12,537,680
MasterCard, Inc., Class A	963,659	71,985,327
Mattel, Inc.	301,578	12,096,294
McDonald’s Corp.	317,056	31,081,000
McKesson Corp.	253,724	44,800,047
Mead Johnson Nutrition Co.	156,309	12,995,530
Medtronic, Inc.	288,929	17,780,691
MetLife, Inc. (c)	489,383	25,839,422
Mettler-Toledo International, Inc. (a)(b)	35,682	8,409,534
Microsoft Corp.	116,048	4,756,807
Motorola Solutions, Inc.	33,052	2,124,913
Murphy Oil Corp.	26,967	1,695,146
National Oilwell Varco, Inc. (c)	279,086	21,732,427
NextEra Energy, Inc.	294,260	28,137,141
Noble Energy, Inc.	94,083	6,683,656
Northrop Grumman Corp.	24,994	3,083,760
Ocwen Financial Corp. (a)	147,633	5,784,261
Omnicare, Inc.	38,799	2,315,136
Oracle Corp.	1,840,121	75,279,350
PACCAR, Inc.	194,006	13,083,765
Parker Hannifin Corp.	18,382	2,200,509

BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2014	5

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation V.I. Fund
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
United States (concluded)
PerkinElmer, Inc.	235,506	$10,611,900
Perrigo Co. PLC	78,649	12,163,854
Pfizer, Inc.	3,188,336	102,409,352
Phillips 66 (c)	492,080	37,919,685
PPG Industries, Inc.	17,065	3,301,395
PPL Corp.	286,836	9,505,745
Precision Castparts Corp.	128,182	32,399,282
The Procter & Gamble Co.	1,396,841	112,585,385
Prudential Financial, Inc. (c)	229,572	19,433,270
QUALCOMM, Inc.	423,098	33,365,508
Raytheon Co.	31,111	3,073,456
Red Hat, Inc. (a)(b)	120,616	6,390,236
Reinsurance Group of America, Inc.	29,440	2,344,307
Rockwell Automation, Inc.	294,323	36,657,930
RSP Permian, Inc. (a)	225,715	6,520,906
Santander Consumer USA Holdings, Inc. (a)	205,825	4,956,266
Schlumberger Ltd.	357,012	34,808,670
Sealed Air Corp.	343,291	11,283,975
Sempra Energy	167,563	16,213,396
Sigma-Aldrich Corp.	24,992	2,333,753
Simon Property Group, Inc. (b)	90,739	14,881,196
Southern Copper Corp.	1,148,984	33,446,924
The St. Joe Co. (a)	1,900,969	36,593,653
Stanley Black & Decker, Inc.	244,878	19,893,889
Stryker Corp.	25,967	2,115,531
Symantec Corp.	79,452	1,586,656
Tenet Healthcare Corp. (a)(b)	214,517	9,183,473
Thermo Fisher Scientific, Inc.	257,702	30,986,088
TIBCO Software, Inc. (a)	821,505	16,692,982
Time Warner Cable, Inc. (c)	19,132	2,624,528
Torchmark Corp.	28,513	2,243,973
The Travelers Cos., Inc.	218,277	18,575,373
TRW Automotive Holdings Corp. (a)	114,455	9,341,817
Twitter, Inc. (a)(b)(c)	425,696	19,867,232
Twitter, Inc. (Acquired 11/14/13, cost $21,992,900) (d)	1,294,910	57,411,777
U.S. Bancorp	478,719	20,517,896
Union Pacific Corp.	258,619	48,532,442
United Continental Holdings, Inc. (a)	1,204,525	53,757,951
United Parcel Service, Inc., Class B	454,848	44,293,098
United Technologies Corp.	533,861	62,376,319
UnitedHealth Group, Inc.	610,699	50,071,211
Universal Health Services, Inc., Class B	330,252	27,103,782
Unum Group	65,333	2,306,908
Valero Energy Corp.	58,472	3,104,863
Valmont Industries, Inc.	12,885	1,917,803
Veeva Systems, Inc. (a)(b)	933,324	24,919,751
Verizon Communications, Inc.	1,047,599	49,834,284
Verizon Communications, Inc.	141,763	6,759,260
Vertex Pharmaceuticals, Inc. (a)	119,670	8,463,062
Viacom, Inc., Class B	25,416	2,160,106
Visa, Inc., Class A	458,210	98,909,211
VMware, Inc., Class A (a)(b)	194,463	21,005,893
Waters Corp. (a)	128,869	13,970,688
WellCare Health Plans, Inc. (a)	116,875	7,423,900
WellPoint, Inc.	24,067	2,395,870
Wells Fargo & Co.	1,843,982	91,719,665
Western Digital Corp.	40,009	3,673,626
Wyndham Worldwide Corp.	32,207	2,358,519

		4,126,604,921
Total Common Stocks — 64.2%		8,235,808,818

Corporate Bonds	Par (000)		Value
Argentina — 0.1%
Empresa Distribuidora Y Comercializadora Norte, 9.75%, 10/25/22 (e)	USD	1,027	$644,443
YPF SA, 8.88%, 12/19/18 (e)		10,361	10,814,294

			11,458,737
Australia — 0.2%
FMG Resources August 2006 Property Ltd.:
6.00%, 4/01/17 (e)		4,019	4,229,997
8.25%, 11/01/19 (e)		1,953	2,148,300
6.88%, 4/01/22 (e)		3,273	3,526,657
TFS Corp. Ltd., 11.00%, 7/15/18 (e)		11,340	12,700,800

			22,605,754
Belgium — 0.0%
Anheuser-Busch InBev Worldwide, Inc., 1.38%, 7/15/17		4,607	4,613,781
Brazil — 0.3%
Odebrecht Drilling Norbe VIII/IX Ltd., 6.35%, 6/30/21 (e)		4,275	4,435,313
Odebrecht Finance Ltd., 5.13%, 6/26/22 (e)		3,097	3,089,257
Odebrecht Offshore Drilling Finance Ltd., 6.75%, 10/01/22 (e)		8,887	9,220,721
Petrobras Global Finance BV:
2.00%, 5/20/16		3,943	3,908,499
2.38%, 1/15/19 (f)		18,724	18,279,305

			38,933,095
Canada — 0.0%
Viterra, Inc., 5.95%, 8/01/20 (e)		2,866	3,150,187
Chile — 0.2%
Banco Del Estado De Chile/New York, 2.03%, 4/25/15		7,750	7,856,942
Banco Santander Chile, 2.12%, 6/07/18 (e)(f)		8,563	8,573,704
Inversiones Alsacia SA, 8.00%, 8/18/18 (e)		7,113	5,441,379

			21,872,025
China — 0.0%
Celestial Nutrifoods Ltd., 0.00%, 6/12/11 (a)(g)(h)	SGD	11,400	90,627
China Milk Products Group Ltd., 0.00%, 1/05/12 (a)(h)	USD	4,800	48,000
FU JI Food and Catering Services Holdings Ltd., 0.00%, 10/18/10 (a)(g)(h)	CNY	13,100	—
SINA Corp., 1.00%, 12/01/18 (e)(g)	USD	3,931	3,736,907

			3,875,534
Colombia — 0.0%
Colombia Telecomunicaciones SA ESP, 5.38%, 9/27/22 (e)		3,261	3,195,780
France — 0.2%
BNP Paribas SA, 2.40%, 12/12/18		19,664	19,662,348
Germany — 0.2%
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH, 5.50%, 1/15/23 (e)		2,964	3,023,280
Volkswagen International Finance NV, 5.50%, 11/09/15 (e)(g)	EUR	14,100	22,770,916

			25,794,196

6	BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2014

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation V.I. Fund
(Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value
Hong Kong — 0.1%
Hutchison Whampoa International 11 Ltd., 3.50%, 1/13/17 (e)	USD	6,439	$6,764,594
Sun Hung Kai Properties Capital Market Ltd., 4.50%, 2/14/22		4,661	4,818,500
Wharf Finance 2014 Ltd., 2.30%, 6/07/14 (g)	HKD	50,000	6,446,206

			18,029,300
India — 0.2%
REI Agro Ltd.:
5.50%, 11/13/14 (g)	USD	2,550	1,440,750
5.50%, 11/13/14 (e)(g)		6,845	3,867,425
Reliance Holdings USA, Inc.:
4.50%, 10/19/20 (e)		4,846	4,905,785
5.40%, 2/14/22 (e)		1,995	2,089,226
Suzlon Energy Ltd.:
0.00%, 10/11/12 (a)(h)		5,772	3,578,640
0.00%, 7/25/14 (g)(i)		7,667	4,446,860

			20,328,686
Indonesia — 0.0%
Bumi Investment Property Ltd.:
10.75%, 10/06/17		550	335,500
10.75%, 10/06/17 (e)		4,406	2,687,660

			3,023,160
Italy — 0.2%
Intesa Sanpaolo SpA:
3.13%, 1/15/16		4,795	4,909,164
3.88%, 1/16/18		3,592	3,717,709
3.88%, 1/15/19		5,262	5,352,296
Telecom Italia Finance SA, 6.13%, 11/15/16 (g)	EUR	9,000	14,581,123

			28,560,292
Japan — 0.1%
Sumitomo Mitsui Banking Corp., 2.45%, 1/10/19	USD	8,500	8,578,030
Luxembourg — 0.1%
Intelsat Jackson Holdings SA, 7.50%, 4/01/21		8,048	8,832,680
Matterhorn Mobile SA, 6.75%, 5/15/19 (e)	CHF	1,000	1,218,845
Numericable Finance & Co. SCA, 12.38%, 2/15/19 (e)	EUR	673	1,138,829

			11,190,354
Mexico — 0.1%
Trust F, 5.25%, 12/15/24 (e)	USD	10,239	10,213,403
Netherlands — 0.2%
Bio City Development Co. BV, 0.00%, 7/06/18 (a)(g)(h)		23,800	17,200,260
Cooperatieve Centrale Raiffeisen- Boerenleenbank BA, 3.95%, 11/09/22		3,468	3,444,310

			20,644,570
Singapore — 0.4%
CapitaLand Ltd.:
2.10%, 11/15/16 (g)	SGD	13,500	10,732,173
2.95%, 6/20/22 (g)		25,750	20,265,919
1.45%, 10/17/23 (e)(g)		11,000	8,624,493
Olam International Ltd., 6.00%, 10/15/16 (g)	USD	10,100	10,857,500

			50,480,085
South Korea — 0.1%
Export-Import Bank of Korea, 2.88%, 9/17/18		4,109	4,215,246
Hyundai Capital America, 2.13%, 10/02/17 (e)		3,893	3,921,333
Zeus Cayman II, 0.00%, 8/18/16 (g)(i)	JPY	222,000	3,385,976

			11,522,555

Corporate Bonds	Par (000)		Value
Spain — 0.1%
Nara Cable Funding Ltd.:
8.88%, 12/01/18 (e)	EUR	6,140	$9,220,108
8.88%, 12/01/18 (e)	USD	2,565	2,773,406
8.88%, 12/01/18 (e)		1,338	1,456,747
Ono Finance II PLC, 10.88%, 7/15/19 (e)		1,039	1,158,485

			14,608,746
Sweden — 0.1%
Nordea Bank AB, 3.13%, 3/20/17 (e)		6,312	6,628,926
Switzerland — 0.0%
UBS AG, 5.88%, 12/20/17		3,104	3,556,476
United Arab Emirates — 0.3%
Dana Gas Sukuk Ltd.:
7.00%, 10/31/17 (e)		21,665	23,289,553
9.00%, 10/31/17 (e)		20,628	20,834,199

			44,123,752
United Kingdom — 0.2%
BAT International Finance PLC, 2.13%, 6/07/17 (e)		6,350	6,464,745
Delta Topco Ltd., 10.00%, 11/24/60		12,556	12,443,175
Essar Energy PLC, 4.25%, 2/01/16 (e)		7,700	6,545,000
Lloyds Bank PLC, 2.30%, 11/27/18		2,495	2,492,530

			27,945,450
United States — 3.0%
Ally Financial, Inc.:
3.50%, 7/18/16		4,449	4,582,470
2.75%, 1/30/17		9,841	9,939,410
3.50%, 1/27/19		2,176	2,176,000
American Tower Corp., 3.40%, 2/15/19		2,725	2,792,406
Apple Inc., 1.00%, 5/03/18		15,420	14,947,377
AT&T Inc., 2.35%, 11/27/18		16,609	16,691,530
Bank of America Corp.:
2.00%, 1/11/18		9,021	9,004,104
1.30%, 3/22/18 (f)		4,827	4,880,005
6.88%, 4/25/18		6,052	7,137,184
2.60%, 1/15/19		6,264	6,288,711
BioMarin Pharmaceutical, Inc.:
0.75%, 10/15/18 (g)		2,364	2,590,058
1.50%, 10/15/20 (g)		2,364	2,624,040
Brookdale Senior Living, Inc., 2.75%, 6/15/18 (g)		1,330	1,809,631
Building Materials Corp. of America, 6.88%, 8/15/18 (e)		2,035	2,136,750
Cablevision Systems Corp., 5.88%, 9/15/22		4,090	4,171,800
Capital One Bank USA NA, 2.15%, 11/21/18		7,125	7,068,427
Capsugel Finance Co. SCA, 9.88%, 8/01/19 (e)		1,678	2,542,880
CIT Group, Inc., 4.75%, 2/15/15 (e)		7,383	7,586,033
Cobalt International Energy, Inc., 2.63%, 12/01/19 (g)		15,377	14,483,212
CONSOL Energy, Inc., 8.00%, 4/01/17		9,989	10,426,019
Cricket Communications, Inc., 7.75%, 10/15/20		5,002	5,717,286
Crown Cork & Seal Co., Inc., 7.50%, 12/15/96		375	349,688
Cubist Pharmaceuticals, Inc., 2.50%, 11/01/17 (g)		4,222	10,787,210
DaVita HealthCare Partners, Inc., 6.38%, 11/01/18		1,781	1,872,276
Ford Motor Credit Co. LLC:
1.49%, 5/09/16 (f)		548	557,158
3.00%, 6/12/17		2,762	2,868,776
2.38%, 1/16/18		6,810	6,867,422
5.00%, 5/15/18		5,669	6,257,040

BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2014	7

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation V.I. Fund
(Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value
United States (concluded)
Forest City Enterprises, Inc., 4.25%, 8/15/18 (g)	USD	6,874	$7,681,695
General Electric Capital Corp.:
Series B, 6.25% (f)(j)		9,900	10,593,000
5.55%, 5/04/20		4,608	5,309,255
Gilead Sciences, Inc., Series D, 1.63%, 5/01/16 (g)		11,778	36,636,941
HSBC USA, Inc., 1.63%, 1/16/18		6,920	6,862,875
Hughes Satellite Systems Corp., 7.63%, 6/15/21		1,892	2,133,230
International Paper Co., 7.95%, 6/15/18		4,908	6,002,720
JPMorgan Chase & Co., 6.13%, 6/27/17		5,051	5,725,697
Morgan Stanley, 7.30%, 5/13/19		3,953	4,794,171
Mylan, Inc.:
3.75%, 9/15/15 (g)		8,068	29,654,943
2.55%, 3/28/19		7,547	7,466,157
Phibro Animal Health Corp., 9.25%, 7/01/18 (e)		694	739,110
Sabine Pass Liquefaction LLC, 5.63%, 4/15/23 (e)		5,017	4,991,915
Salesforce.com, Inc., 0.25%, 4/01/18 (e)(g)		13,394	15,177,076
SunGard Data Systems, Inc., 7.38%, 11/15/18		2,737	2,901,220
Take-Two Interactive Software, Inc., 1.75%, 12/01/16 (g)		6,908	9,071,067
Texas Industries, Inc., 9.25%, 8/15/20		4,017	4,639,635
Verizon Communications, Inc., 1.99%, 9/14/18 (f)		53,398	56,078,313
Xerox Corp., 6.35%, 5/15/18		3,932	4,543,654

			390,157,577
Total Corporate Bonds — 6.4%			824,752,799

Floating Rate Loan Interests (f)
Canada — 0.0%
Essar Steel Algoma, Inc. (FKA Algoma Steel, Inc.), Term Loan, 9.25%, 9/19/14		3,662	3,661,797
Chile — 0.1%
GNL Quintero, Tranche B Facility, 1.24%, 7/20/23		7,252	6,896,898
Germany — 0.1%
Deutsche Raststatten Gruppe IV GmbH:
Facility A Loan, 3.50%, 12/10/18	EUR	5,982	8,247,242
Facility B Loan, 3.75%, 12/10/19		2,412	3,351,984

			11,599,226
Netherlands — 0.1%
Constellium Holdco BV (Constellium France SAS):
Initial Dollar Term Loan, 6.00%, 3/25/20	USD	3,154	3,216,819
Initial Euro Term Loan, 6.50%, 3/25/20	EUR	3,154	4,432,230

			7,649,049
United Kingdom — 0.2%
Delta Debtco Ltd., Term Loan, 9.25%, 10/17/19	USD	19,179	19,970,134
United States — 0.7%
Drillships Financing Holding, Inc. (Ocean Rig), Tranche B-1 Term Loan, 6.00%, 3/31/21		6,332	6,444,593
Fieldwood Energy LLC, Closing Date Loan (Second Lien), 8.13%, 9/30/20		8,842	9,197,329
Grifols Worldwide Operations Ltd., U.S. Tranche B Term Loam, 3.00%, 2/27/21		12,071	12,058,696

Floating Rate Loan Interests (f)	Par (000)		Value
United States (concluded)
Hilton Worldwide Finance LLC, Initial Term Loan, 3.75%, 10/26/20	USD	30,642	$30,677,861
Mallinckrodt International Finance S.A., Initial Term B Loan, 2.75%, 3/19/21		3,222	3,221,313
Obsidian Natural Gas Trust, Loan, 7.00%, 11/02/15		5,567	5,637,044
Sheridan Investment Partners II LP, Senior Secured Term Loan, 4.25%, 12/16/20		13,484	13,559,586
Sheridan Production Partners II-A LP, Senior Secured Term Loan, 4.25%, 12/16/20		1,876	1,886,259
Sheridan Production Partners II-M LP, Senior Secured Term Loan, 4.25%, 12/16/20		700	703,452
Univision Communications, Inc., Replacement First-Lien Term Loan, 4.00%, 3/01/20		12,544	12,557,461

			95,943,594
Total Floating Rate Loan Interests — 1.2%			145,720,698

Foreign Government Obligations
Australia — 1.1%
Commonwealth of Australia, 5.50%, 4/21/23	AUD	67,091	69,289,876
Queensland Treasury Corp.:
6.00%, 9/14/17		47,460	47,885,714
6.00%, 6/14/21		20,234	21,030,223

			138,205,813
Brazil — 1.5%
Brazil Notas do Tesouro Nacional:
Series B, 6.00%, 8/15/24	BRL	2,706	2,795,297
Series F, 10.00%, 1/01/21		306,464	122,829,258
Series F, 10.00%, 1/01/23		144,352	56,594,064
Brazilian Government International Bond, 4.88%, 1/22/21	USD	13,722	14,586,486

			196,805,105
Canada — 0.3%
Canadian Government Bond:
4.00%, 6/01/16	CAD	11,756	11,297,776
1.50%, 3/01/17		19,169	17,473,527
3.50%, 6/01/20		14,061	13,913,331

			42,684,634
Germany — 0.9%
Bundesrepublik Deutschland, 4.25%, 7/04/17	EUR	76,301	118,669,732
Malaysia — 0.2%
Federation of Malaysia, 5.09%, 4/30/14	MYR	63,726	19,547,050
Mexico — 0.6%
Mexican Bonos, 10.00%, 12/05/24	MXN	710,244	70,404,179
Poland — 0.2%
Poland Government Bond, 5.25%, 10/25/20	PLN	80,593	28,670,511
Turkey — 0.0%
Republic of Turkey, 6.75%, 4/03/18	USD	2,827	3,115,354
United Kingdom — 1.1%
United Kingdom Gilt, 1.25%, 7/22/18	GBP	87,481	143,150,940
Total Foreign Government Obligations — 5.9%			761,253,318

8	BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2014

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation V.I. Fund
(Percentages shown are based on Net Assets)

Investment Companies		Shares	Value
ETFS Gold Trust (a)		256,340	$32,316,784
ETFS Palladium Trust (a)		91,845	6,938,890
ETFS Platinum Trust (a)		78,791	10,882,613
iShares Gold Trust (a)(k)		2,336,128	29,061,432
Market Vectors Gold Miners ETF		788,209	18,601,732
SPDR Gold Trust		432,709	53,487,160
Total Investment Companies — 1.2%			151,288,611

Preferred Securities
Capital Trusts	Par (000)
Germany — 0.0%
Deutsche Bank Capital Funding Trust VII, 5.63% (e)(f)(j)	USD	1,464	1,518,900
Switzerland — 0.1%
Credit Suisse Group Guernsey I Ltd., 7.88%, 2/24/41 (f)		6,607	7,168,595
United Kingdom — 0.2%
Lloyds Bank PLC, 13.00% (f)(j)	GBP	11,674	32,258,564
United States — 0.3%
Citigroup, Inc., 5.95% (f)(j)	USD	4,848	4,738,920
General Electric Capital Corp., 6.38%, 11/15/67 (f)		1,959	2,154,900
JPMorgan Chase & Co., Series Q, 5.15% (f)(j)		12,470	11,690,625
NBCUniversal Enterprise, Inc., 5.25% (e)(j)		6,000	6,060,000
USB Capital IX, 3.50% (f)(j)		9,383	7,834,805

			32,479,250
Total Capital Trusts — 0.6%			73,425,309

Preferred Stocks		Shares
Israel — 0.1%
Mobileye, Inc.		298,073	15,151,051
United Kingdom — 0.2%
HSBC Holdings PLC, Series 2, 8.00%		269,500	7,268,415
Royal Bank of Scotland Group PLC:
Series M, 6.40%		168,525	3,835,629
Series Q, 6.75%		91,325	2,155,270
Series T, 7.25%		250,583	6,244,529

			19,503,843
United States — 1.1%
Cliffs Natural Resources, Inc., 7.00% (b)(g)		254,990	5,285,943
Crown Castle International Corp., Series A, 4.50% (g)		106,224	10,770,051
Dropbox, Inc. (Acquired 1/28/14, cost $32,120,998) (a)(d)		1,681,622	32,120,998
Fannie Mae, Series S, 8.25% (b)(f)		815,114	8,542,395
Health Care REIT, Inc., Series I, 6.50% (g)		185,824	10,318,807
NextEra Energy, Inc., 5.60% (g)		168,146	10,593,198
Palantir Technologies, Inc. (Acquired 3/27/14, cost $12,751,479) (d)		2,080,176	12,751,479
PPL Corp., 8.75% (g)		133,034	7,276,960
Stanley Black & Decker, Inc., 6.25% (b)		34,267	3,698,780
Uber Technologies, Inc. (Acquired 3/20/14, cost $19,576,729) (d)(g)		19,576,729	19,576,729
United Technologies Corp., 7.50% (g)		89,362	5,948,828
US Bancorp:
Series F, 6.50% (f)		241,374	6,855,022
Series G, 6.00% (f)		125,469	3,444,124

Preferred Stocks	Shares	Value
United States (concluded)
Wells Fargo & Co., Series L, 7.50% (g)	4,440	$5,208,120

		142,391,434
Total Preferred Stocks — 1.4%		177,046,328

Trust Preferreds
Netherlands — 0.0%
RBS Capital Funding Trust VII, Series G, 6.08% (j)	242,721	5,400,542
United States — 0.2%
Citigroup Capital XIII, 7.88%, 10/30/40 (f)	441,422	12,245,046
Continental Airlines Finance Trust II, 6.00%, 11/15/30 (g)	21,250	1,062,500
GMAC Capital Trust I, Series 2, 8.13%, 2/15/40 (f)	580,751	15,854,502

		29,162,048
Total Trust Preferreds — 0.2%		34,562,590
Total Preferred Securities — 2.2%		285,034,227

Rights
Spain — 0.0%
Banco Bilbao Vizcaya Argentaria SA — Rights (a)	1,408,180	329,798
Total Rights — 0.0%		329,798

U.S. Treasury Obligations	Par (000)
U.S. Treasury Notes:
0.25%, 1/15/15-3/31/15	USD 105,502	105,616,919
2.25%, 3/31/16 (l)	87,729	90,888,855
0.63%, 9/30/17	53,044	52,057,798
1.38%, 7/31/18-9/30/18	64,538	64,063,182
1.25%, 10/31/18-11/30/18	225,533	221,834,683
2.00%, 11/15/21	16,298	15,814,339
1.75%, 5/15/22	19,258	18,171,639
2.75%, 2/15/24	96,786	96,997,367
Total U.S. Treasury Obligations — 5.2%		665,444,782

Warrants (m)	Shares
Australia — 0.0%
TFS Corp. Ltd. (Issued/exercisable 8/01/11, 1 Share for 1 warrant, Expires 7/15/18, Strike Price AUD 1.28)	4,195,000	3,867,898
Total Warrants — 0.0%		3,867,898
Total Long-Term Investments (Cost — $9,548,519,132) — 86.3%		11,073,500,949

BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2014	9

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation V.I. Fund
(Percentages shown are based on Net Assets)

Short-Term Securities
Foreign Agency Obligations (n)		Par (000)	Value
Japan Treasury Discount Bill:
0.05%, 5/12/14	JPY	3,890,000	$37,684,552
0.06%, 4/07/14		5,220,000	50,573,488
Mexico Cetes:
2.71%, 6/26/14	MXN	38,414	29,188,738
3.38%, 7/24/14		12,902	9,777,178
3.40%, 5/29/14		37,888	28,864,519
3.41%, 5/08/14		6,493	4,957,078
3.43%, 4/03/14		19,641	15,039,871
3.49%, 5/15/14		10,473	7,989,095
3.50%, 9/04/14		18,989	14,328,732
3.52%, 8/07/14		19,438	14,709,068
3.55%, 7/10/14		19,500	14,797,405
9.17%, 4/30/14		26,184	20,001,135
Total Foreign Agency Obligations — 1.9%			247,910,859

Money Market Funds		Shares
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.03% (k)(o)		4,908	4,907,936

		Beneficial Interest (000)
BlackRock Liquidity Series, LLC, Money Market Series, 0.16% (k)(o)(p)	USD	133,793	133,792,723
Total Money Market Funds — 1.1%			138,700,659

Time Deposits		Par (000)
Europe — 0.0%
Wells Fargo Securities, LLC, 0.08%, 4/01/14	EUR	269	371,092
Japan — 0.0%
Brown Brothers Harriman & Co., 0.01%, 4/01/14	JPY	21,377	207,113
Sweden — 0.0%
Brown Brothers Harriman & Co., 0.10%, 4/01/14	SEK	314	48,544
United States — 0.0%
Wells Fargo Securities, LLC, 0.12%, 4/01/14	USD	969	968,621
Total Time Deposits — 0.0%			1,595,370

U.S. Treasury Obligations		Par (000)	Value
U.S. Treasury Bills (n):
0.05%, 4/10/14	USD	10,000	$9,999,888
0.04%, 4/17/14-5/08/14		152,540	152,535,141
0.03%, 4/24/14		19,000	18,999,499
0.05%, 5/01/14-7/17/14		461,700	461,660,435
0.10%, 5/15/14		64,800	64,796,167
0.06%, 5/29/14-8/14/14		306,060	306,020,362
0.08%, 7/10/14		319,610	319,574,523
0.07%, 8/21/14-9/11/14		125,000	124,970,305
Total U.S. Treasury Obligations — 11.4%			1,458,556,320
Total Short-Term Securities (Cost — $1,846,149,248) — 14.4%			1,846,763,208

Options Purchased
(Cost — $117,195,086) — 0.8%			106,595,812
Total Investments Before Investments Sold Short and Options Written (Cost — $11,511,863,466*) — 101.5%			13,026,859,969

Investments Sold Short		Shares
United States — (0.2)%
Occidental Petroleum Corp.		162,572	(15,491,486)
United States Steel Corp.		65,752	(1,815,413)
Total Investments Sold Short (Proceeds — $ 17,205,910) — (0.2)%			(17,306,899)

Options Written
(Premiums Received — $51,761,703) — (0.3)%			(39,261,796)
Total Investments Net of Investments Sold Short and Options Written — 101.0%			12,970,291,274
Liabilities in Excess of Other Assets — (1.0)%			(133,453,133)

Net Assets — 100.0%			$12,836,838,141

Notes to Consolidated Schedule of Investments

*	As of March 31, 2014, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$11,568,346,264

Gross unrealized appreciation	$1,730,136,187
Gross unrealized depreciation	(271,622,482)

Net unrealized appreciation	$1,458,513,705

(a)	Non-income producing security.

(b)	Security, or a portion of security, is on loan.

(c)	All or a portion of security has been segregated as collateral in connection with outstanding options written.

(d)	Restricted security as to resale. As of report date, the Fund held restricted securities with a current value of $121,860,983 and an original cost of $82,442,106 which was 0.9% of its net assets.

10	BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2014

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation V.I. Fund

(e)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(f)	Variable rate security. Rate shown is as of report date.

(g)	Convertible security.

(h)	Issuer filed for bankruptcy and/or is in default of interest payments.

(i)	Zero-coupon bond.

(j)	Security is perpetual in nature and has no stated maturity date.

(k)	Investments in issuers considered to be an affiliate of the Fund during the period ended March 31, 2014, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/Beneficial Interest Held at December 31, 2013	Shares/Beneficial Interest Purchased		Shares/Beneficial Interest Sold	Shares/Beneficial Interest Held at March 31, 2014	Value at March 31, 2014	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	539,525	4,368,411	[1]	—	4,907,936	$4,907,936	$233
BlackRock Liquidity Series, LLC, Money Market Series	$65,844,802	$67,947,921	[1]	—	$133,792,723	$133,792,723	$429,654
iShares Gold Trust	2,310,427	25,701		—	2,336,128	$29,061,432	—

[1]	Represents net shares purchased.

(l)	All or a portion of security has been pledged in connection with outstanding financial futures contracts.

(m)	Warrants entitle the Fund to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date of the warrants, if any.

(n)	Rates shown are discount rates or a range of discount rates at the time of purchase.

(o)	Represents the current yield as of report date.

(p)	Security was purchased with the cash collateral from loaned securities. The Fund may withdraw up to 25% of its investment daily, although the manager of the BlackRock Liquidity Series, LLC, Money Market Series, in its sole discretion, may permit an investor to withdraw more than 25% on any one day.

•	Financial futures contracts outstanding as of March 31, 2014 were as follows:

Contracts Purchased/ (Sold)	Issue	Exchange	Expiration		Notional Value	Unrealized Appreciation (Depreciation)
43	CAC 40 Index	NYSE Liffe	April 2014	USD	2,601,196	$48,182
19	Hang Seng China Enterprises Index	Hong Kong	April 2014	USD	1,234,700	25,514
(4,747)	E-Mini S&P 500 Futures	Chicago Mercantile	June 2014	USD	442,539,075	(3,712,556)
(3,354)	EURO STOXX 50 Index	Eurex	June 2014	USD	143,240,525	(5,847,975)
(136)	FTSE 100 Index	London	June 2014	USD	14,836,137	(34,314)
(3,599)	MSCI Emerging Markets E-Mini Index	New York	June 2014	USD	177,448,695	(9,111,827)
741	Nikkei 225 Index	Chicago Mercantile	June 2014	USD	53,179,843	1,785,513
Total						$(16,847,463)

•	Forward foreign currency exchange contracts outstanding as of March 31, 2014 were as follows:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	40,463,221	EUR	29,592,438	BNP Paribas S.A.	4/03/14	$(304,744)
USD	12,306,137	EUR	9,047,000	JPMorgan Chase Bank N.A.	4/03/14	(157,445)
USD	25,275,542	JPY	2,590,743,069	Bank of America N.A.	4/03/14	174,679
USD	26,511,608	JPY	2,719,984,940	Goldman Sachs International	4/03/14	158,562
USD	15,132,207	MXN	196,410,000	Credit Suisse International	4/03/14	91,458
USD	31,901,166	EUR	23,474,000	Credit Suisse International	4/04/14	(437,673)
USD	31,889,429	EUR	23,474,000	Deutsche Bank AG	4/04/14	(449,410)
USD	50,371,077	JPY	5,220,000,000	BNP Paribas S.A.	4/07/14	(204,906)
JPY	3,265,976,045	USD	31,704,473	BNP Paribas S.A.	4/10/14	(60,285)
USD	32,285,482	EUR	23,474,000	BNP Paribas S.A.	4/10/14	(52,916)
USD	32,285,248	EUR	23,474,000	UBS AG	4/10/14	(53,150)
USD	31,917,550	JPY	3,265,976,045	BNP Paribas S.A.	4/10/14	273,362
USD	23,304,207	EUR	17,048,000	Barclays Bank PLC	4/11/14	(181,510)
USD	32,235,939	EUR	23,182,000	Barclays Bank PLC	4/11/14	299,883
USD	32,211,387	EUR	23,157,000	Credit Suisse International	4/11/14	309,771

BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2013	11

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation V.I. Fund

•	Forward foreign currency exchange contracts outstanding as of March 31, 2014 were as follows: (concluded)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	29,602,421	EUR	21,342,000	Morgan Stanley Capital Services LLC	4/11/14	$201,191
USD	24,358,166	JPY	2,498,173,500	Credit Suisse International	4/11/14	153,119
USD	25,903,928	JPY	2,656,188,795	Goldman Sachs International	4/11/14	167,855
USD	26,480,200	JPY	2,705,376,071	BNP Paribas S.A.	4/17/14	266,686
USD	13,853,135	JPY	1,414,405,038	Credit Suisse International	4/17/14	148,376
USD	40,458,861	JPY	4,134,086,398	UBS AG	4/17/14	401,978
USD	43,871,788	EUR	31,941,600	Deutsche Bank AG	4/24/14	(130,355)
USD	32,083,934	EUR	23,175,000	Goldman Sachs International	4/24/14	158,493
CHF	27,807,241	USD	31,898,000	HSBC Bank USA, N.A.	4/25/14	(437,243)
EUR	21,515,700	JPY	3,073,618,868	Barclays Bank PLC	4/25/14	(143,325)
JPY	3,048,581,048	EUR	21,515,700	Barclays Bank PLC	4/25/14	(99,288)
JPY	25,037,820	USD	246,527	Goldman Sachs International	4/25/14	(3,915)
USD	31,796,844	EUR	22,883,000	JPMorgan Chase Bank N.A.	4/25/14	273,730
USD	7,046,441	MXN	91,660,100	Credit Suisse International	4/30/14	41,867
USD	12,980,600	MXN	170,182,160	Morgan Stanley Capital Services LLC	4/30/14	(24,551)
CHF	27,719,178	USD	31,754,000	HSBC Bank USA N.A.	5/02/14	(391,092)
USD	31,757,102	EUR	22,873,000	Credit Suisse International	5/02/14	248,207
USD	32,197,959	EUR	23,162,000	JPMorgan Chase Bank N.A.	5/02/14	290,950
USD	18,409,820	EUR	13,357,000	Credit Suisse International	5/08/14	9,923
USD	12,270,430	EUR	8,900,000	Deutsche Bank AG	5/08/14	10,261
USD	31,307,044	EUR	22,722,900	UBS AG	5/08/14	5,179
USD	26,455,396	JPY	2,706,651,612	Bank of America N.A.	5/08/14	226,538
USD	4,839,560	MXN	64,931,410	Goldman Sachs International	5/08/14	(119,271)
USD	31,331,985	EUR	22,733,000	Goldman Sachs International	5/09/14	16,250
USD	31,914,932	EUR	23,161,000	JPMorgan Chase Bank N.A.	5/09/14	9,608
USD	52,863,124	JPY	5,409,800,708	Morgan Stanley Capital Services LLC	5/09/14	439,070
USD	38,202,311	JPY	3,890,000,000	Deutsche Bank AG	5/12/14	505,390
MXN	8,008,632	USD	104,732,080	Morgan Stanley Capital Services LLC	5/15/14	14,670
USD	4,389,821	MXN	58,997,000	Goldman Sachs International	5/29/14	(108,271)
USD	18,903,223	MXN	254,220,000	Goldman Sachs International	5/29/14	(479,202)
USD	5,006,870	MXN	65,662,100	UBS AG	5/29/14	613
USD	19,168,286	MXN	254,551,000	Deutsche Bank AG	6/26/14	(197,438)
USD	9,638,379	MXN	129,588,000	UBS AG	6/26/14	(220,414)
USD	14,459,126	MXN	195,003,000	Barclays Bank PLC	7/10/14	(360,058)
USD	9,704,914	MXN	129,023,920	Credit Suisse International	7/24/14	(89,440)
USD	14,404,670	MXN	194,382,380	Deutsche Bank AG	8/07/14	(334,926)
USD	14,226,819	MXN	189,892,460	UBS AG	9/04/14	(140,779)
USD	6,444,000	CNY	39,427,614	Deutsche Bank AG	1/30/15	126,273
USD	6,444,000	CNY	39,430,836	Deutsche Bank AG	1/30/15	125,757
USD	6,444,000	CNY	39,456,612	Deutsche Bank AG	1/30/15	121,626
USD	12,726,000	CNY	78,137,640	Deutsche Bank AG	1/30/15	205,529
USD	6,444,000	CNY	39,411,504	JPMorgan Chase Bank N.A.	1/30/15	128,854
USD	6,444,000	CNY	39,443,724	JPMorgan Chase Bank N.A.	1/30/15	123,692
Total						$547,793

12	BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2014

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation V.I. Fund

•	Exchange-traded options purchased as of March 31, 2014 were as follows:

Description	Put/ Call	Strike Price		Expiration Date	Contracts	Market Value
PetSmart, Inc.	Call	USD	67.50	4/19/14	338	$70,980
Canadian Natural Resources Ltd.	Call	USD	34.00	9/20/14	3,890	1,983,900
SPDR Gold Shares	Call	USD	130.00	12/20/14	5,799	2,624,047
Citigroup, Inc.	Call	USD	60.00	1/17/15	497	29,323
The Coca-Cola Co.	Call	USD	45.00	1/17/15	1,127	25,921
Humana, Inc.	Call	USD	130.00	1/17/15	131	66,155
Merck & Co., Inc.	Call	USD	55.00	1/17/15	467	202,211
MetLife, Inc.	Call	USD	50.00	1/17/15	1,146	658,950
Oracle Corp.	Call	USD	42.00	1/17/15	368	100,464
Prudential Financial, Inc.	Call	USD	82.50	1/17/15	750	592,500
DISH Network Corp.	Put	USD	60.00	6/21/14	526	173,580
Time Warner Cable, Inc.	Put	USD	135.00	7/19/14	191	95,500
Total						$6,623,531

•	OTC options purchased as of March 31, 2014 were as follows:

Description	Counterparty	Put/ Call	Strike Price		Expiration Date	Contracts	Market Value
TOPIX Index	UBS AG	Call	JPY	1,244.54	4/11/14	3,789,379	$79,728
QEP Resources, Inc.	Goldman Sachs International	Call	USD	35.00	4/17/14	646,900	2,096
TOPIX Index	JPMorgan Chase Bank N.A.	Call	JPY	1,219.54	5/09/14	3,243,053	399,398
TOPIX Index	Bank of America N.A.	Call	JPY	1,257.27	6/13/14	2,569,316	303,879
Cimarex Energy Co.	Citibank N.A.	Call	USD	120.00	6/20/14	253,000	1,922,800
Cimarex Energy Co.	Goldman Sachs International	Call	USD	120.00	6/20/14	157,008	1,193,261
Diamondback Energy, Inc.	Goldman Sachs International	Call	USD	70.00	6/20/14	185,600	733,120
TOPIX Index	Goldman Sachs International	Call	JPY	1,291.10	7/11/14	4,648,224	556,131
Anadarko Petroleum Corp.	Citibank N.A.	Call	USD	85.00	7/18/14	15,014	72,508
Anadarko Petroleum Corp.	Credit Suisse International	Call	USD	85.00	7/18/14	388,174	1,874,628
Anadarko Petroleum Corp.	Deutsche Bank AG	Call	USD	85.00	7/18/14	643,806	3,109,165
Marathon Oil Corp.	Goldman Sachs International	Call	USD	32.00	7/18/14	512,301	1,985,166
TOPIX Index	Citibank N.A.	Call	JPY	1,246.74	9/12/14	3,570,631	1,063,648
EQT Corp.	Citibank N.A.	Call	USD	100.00	9/19/14	255,900	1,612,170
Takeda Pharmaceutical Co. Ltd.	Goldman Sachs International	Call	JPY	4,906.34	10/09/14	152,369	272,366
TOPIX Index	Citibank N.A.	Call	JPY	1,178.21	12/12/14	3,241,578	2,129,339
SPDR Gold Shares	JPMorgan Chase Bank N.A.	Call	USD	130.56	12/31/14	198,726	888,025
ACE Ltd.	Goldman Sachs International	Call	USD	95.00	1/16/15	575,878	4,166,857
Bank of America Corp.	Citibank N.A.	Call	USD	17.00	1/16/15	3,240,877	5,104,381
Citigroup, Inc.	Bank of America N.A.	Call	USD	60.00	1/16/15	907,446	544,468
The Coca-Cola Co.	Deutsche Bank AG	Call	USD	45.00	1/16/15	2,579,953	567,590
Humana, Inc.	Deutsche Bank AG	Call	USD	115.00	1/16/15	64,380	656,676
Humana, Inc.	Goldman Sachs International	Call	USD	130.00	1/16/15	257,996	1,315,780
JPMorgan Chase & Co.	Bank of America N.A.	Call	USD	65.00	1/16/15	1,620,439	3,467,739
JPMorgan Chase & Co.	Goldman Sachs International	Call	USD	65.00	1/16/15	831,540	1,779,496
Merck & Co., Inc.	Deutsche Bank AG	Call	USD	55.00	1/16/15	2,579,953	11,609,789
MetLife, inc.	Goldman Sachs International	Call	USD	50.00	1/16/15	1,036,593	5,960,410
Oracle Corp.	Deutsche Bank AG	Call	USD	42.00	1/16/15	1,289,977	3,399,089
Prudential Financial, Inc.	Citibank N.A.	Call	USD	87.50	1/16/15	793,442	4,344,095
Siemens AG	Deutsche Bank AG	Call	USD	150.00	1/16/15	335,894	1,511,523
Takeda Pharmaceutical Co. Ltd.	Morgan Stanley & Co. International PLC	Call	JPY	5,108.80	1/29/15	153,800	250,561
Coach, Inc.	Bank of America N.A.	Call	USD	60.00	2/20/15	256,884	344,515
Johnson & Johnson	Deutsche Bank AG	Call	USD	105.00	2/20/15	1,284,700	2,924,915
SPDR Gold Shares	JPMorgan Chase Bank N.A.	Call	USD	133.44	3/20/15	175,674	802,027
STOXX Europe 600 Index	JPMorgan Chase Bank N.A.	Call	EUR	348.12	9/16/16	82,661	2,094,299
EURO STOXX 50 Index	Goldman Sachs International	Call	EUR	3,293.01	12/16/16	21,890	6,229,582
STOXX Europe 600 Index	Credit Suisse International	Call	EUR	347.97	12/16/16	69,181	1,629,704

BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2014	13

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation V.I. Fund

•	OTC options purchased as of March 31, 2014 were as follows: (concluded)

Description	Counterparty	Put/ Call	Strike Price		Expiration Date	Contracts	Market Value
STOXX Europe 600 Index	Credit Suisse International	Call	EUR	355.61	3/17/17	77,927	$1,672,364
Occidental Petroleum Corp.	Goldman Sachs International	Put	USD	95.00	4/17/14	254,298	289,900
S&P 500 Index	BNP Paribas S.A.	Put	USD	1,790.00	4/17/14	36,522	120,523
S&P 500 Index	Credit Suisse International	Put	USD	1,820.54	4/17/14	55,581	306,212
S&P 500 Index	Morgan Stanley & Co. International PLC	Put	USD	1,798.35	4/17/14	53,019	166,795
TOPIX Index	JPMorgan Chase Bank N.A.	Put	JPY	1,086.72	5/09/14	3,243,053	450,080
Russell 2000 Index	Bank of America N.A.	Put	USD	1,130.77	5/16/14	55,853	983,994
S&P 500 Index	Bank of America N.A.	Put	USD	1,809.41	5/16/14	34,918	550,446
S&P 500 Index	Credit Suisse International	Put	USD	1,834.57	5/16/14	34,426	736,771
Nikkei 225 Index	BNP Paribas S.A.	Put	JPY	14,636.48	6/13/14	250,162	1,221,288
Nikkei 225 Index	JPMorgan Chase Bank N.A.	Put	JPY	14,330.81	6/13/14	183,755	705,893
MSCI Emerging Markets Index	Bank of America N.A.	Put	USD	928.12	6/20/14	33,290	680,283
MSCI Emerging Markets Index	JPMorgan Chase Bank N.A.	Put	USD	909.15	6/20/14	41,017	675,902
Russell 2000 Index	Morgan Stanley & Co. International PLC	Put	USD	1,126.10	6/20/14	56,105	1,479,064
S&P 500 Index	BNP Paribas S.A.	Put	USD	1,820.00	6/20/14	29,061	859,684
Total							$87,800,123

•	OTC interest rate swaptions purchased as of March 31, 2014 were as follows:

Description	Counterparty	Put/ Call	Exercise Rate	Pay/Receive Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount (000)		Market Value
5-Year Interest Rate Swap	Deutsche Bank AG	Call	1.65%	Receive	3-month LIBOR	6/04/14	USD	163,872	$191,026
10-Year Interest Rate Swap	Goldman Sachs International	Call	2.80%	Receive	3-month LIBOR	6/16/14	USD	257,927	1,529,582
10-Year Interest Rate Swap	Goldman Sachs International	Call	2.80%	Receive	3-month LIBOR	9/15/14	USD	419,396	3,506,612
10-Year Interest Rate Swap	Goldman Sachs International	Call	2.75%	Receive	3-month LIBOR	11/28/14	USD	645,534	5,321,269
10-Year Interest Rate Swap	Goldman Sachs International	Put	1.35%	Pay	6-month JPY LIBOR	1/25/16	JPY	5,190,451	786,692
10-Year Interest Rate Swap	Goldman Sachs International	Put	1.35%	Pay	6-month JPY LIBOR	1/25/16	JPY	2,586,516	392,026
5-Year Interest Rate Swap	Deutsche Bank AG	Put	1.07%	Pay	6-month JPY LIBOR	4/04/18	JPY	2,639,554	444,951
Total									$12,172,158

•	Exchange-traded options written as of March 31, 2014 were as follows:

Description	Put/ Call	Strike Price		Expiration Date	Contracts	Market Value
Marathon Petroleum Corp.	Call	USD	85.00	4/19/14	1,293	$(452,550)
Marathon Petroleum Corp.	Call	USD	80.00	4/19/14	1,939	(1,628,760)
XL Group PLC	Call	USD	32.00	4/19/14	777	(13,209)
Gilead Sciences, Inc.	Call	USD	85.00	5/17/14	410	(12,710)
DISH Network Corp.	Call	USD	67.50	6/21/14	526	(131,500)
Twitter, Inc.	Call	USD	67.50	6/21/14	2,212	(77,420)
Time Warner Cable, Inc.	Call	USD	150.00	7/19/14	191	(25,785)
National Oilwell Varco, Inc.	Call	USD	75.00	8/16/14	2,562	(1,383,480)
Canadian Natural Resources Ltd.	Call	USD	39.00	9/20/14	3,113	(591,470)
EOG Resources, Inc.	Put	USD	165.00	4/19/14	972	(13,608)
Marathon Petroleum Corp.	Put	USD	65.00	4/19/14	1,944	(9,720)
PetSmart, Inc.	Put	USD	60.00	4/19/14	338	(3,380)
Phillips 66	Put	USD	72.50	5/17/14	2,563	(288,338)
Biogen Idec, Inc.	Put	USD	280.00	7/19/14	374	(553,520)
CONSOL Energy, Inc.	Put	USD	36.00	7/19/14	3,843	(420,808)

14	BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2014

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation V.I. Fund

•	Exchange-traded options written as of March 31, 2014 were as follows: (concluded)

Description	Put/ Call	Strike Price		Expiration Date	Contracts	Market Value
EOG Resources, Inc.	Put	USD	155.00	7/19/14	641	$(65,702)
Gilead Sciences, Inc.	Put	USD	65.00	8/16/14	911	(296,075)
Total						$(5,968,035)

•	OTC options written as of March 31, 2014 were as follows:

Description	Counterparty	Put/ Call	Strike Price		Expiration Date	Contracts	Market Value
TOPIX Index	UBS AG	Call	JPY	1,366.56	4/11/14	3,789,379	$(5,308)
S&P 500 Index	BNP Paribas S.A.	Call	USD	1,900.00	4/17/14	36,522	(1,305,662)
S&P 500 Index	Credit Suisse International	Call	USD	1,932.00	4/17/14	55,581	(33,840)
TOPIX Index	JPMorgan Chase Bank N.A.	Call	JPY	1,285.95	5/09/14	3,243,053	(97,588)
eBay, Inc.	Goldman Sachs International	Call	USD	60.00	5/16/14	459,859	(289,711)
Russell 2000 Index	Bank of America N.A.	Call	USD	1,205.77	5/16/14	55,853	(235,424)
S&P 500 Index	Bank of America N.A.	Call	USD	1,920.19	5/16/14	34,918	(278,489)
S&P 500 Index	Credit Suisse International	Call	USD	1,946.89	5/16/14	34,426	(103,278)
Nikkei 225 Index	BNP Paribas S.A.	Call	JPY	15,739.73	6/13/14	250,162	(660,809)
Nikkei 225 Index	JPMorgan Chase Bank N.A.	Call	JPY	15,555.05	6/13/14	183,755	(593,287)
MSCI Emerging Markets Index	Bank of America N.A.	Call	USD	1,013.35	6/20/14	33,290	(807,572)
MSCI Emerging Markets Index	JPMorgan Chase Bank N.A.	Call	USD	990.32	6/20/14	41,017	(1,499,085)
Russell 2000 Index	Morgan Stanley & Co. International PLC	Call	USD	1,206.53	6/20/14	56,105	(1,153,331)
S&P 500 Index	BNP Paribas S.A.	Call	USD	1,896.02	6/20/14	29,061	(766,511)
Marathon Oil Corp.	Deutsche Bank AG	Call	USD	32.00	7/18/14	140,646	(545,003)
TOPIX Index	Citibank N.A.	Call	JPY	1,318.19	12/12/14	3,241,578	(827,558)
SPDR Gold Shares	JPMorgan Chase Bank N.A.	Call	USD	149.21	12/31/14	198,726	(264,749)
ACE Ltd.	Goldman Sachs International	Call	USD	110.00	1/16/15	575,878	(679,501)
Lululemon Athletica, Inc.	Citibank N.A.	Call	USD	60.00	1/16/15	44,331	(179,541)
MetLife, inc.	Goldman Sachs International	Call	USD	60.00	1/16/15	1,036,593	(1,658,549)
Prudential Financial, Inc.	Citibank N.A.	Call	USD	97.50	1/16/15	793,442	(1,928,064)
SPDR Gold Shares	JPMorgan Chase Bank N.A.	Call	USD	158.85	3/20/15	175,674	(231,045)
Cimarex Energy Co.	Citibank N.A.	Put	USD	115.00	4/17/14	127,093	(212,881)
Occidental Petroleum Corp.	Deutsche Bank AG	Put	USD	95.00	4/17/14	254,298	(289,900)
QEP Resources, Inc.	Goldman Sachs International	Put	USD	25.00	4/17/14	646,900	(4,237)
S&P 500 Index	BNP Paribas S.A.	Put	USD	1,690.00	4/17/14	36,522	(28,305)
S&P 500 Index	Credit Suisse International	Put	USD	1,709.07	4/17/14	55,581	(32,977)
S&P 500 Index	Morgan Stanley & Co. International PLC	Put	USD	1,624.53	4/17/14	53,019	(5,363)
TOPIX Index	JPMorgan Chase Bank N.A.	Put	JPY	1,147.09	5/09/14	3,243,053	(1,255,092)
Russell 2000 Index	Bank of America N.A.	Put	USD	1,038.46	5/16/14	55,853	(235,424)
S&P 500 Index	Bank of America N.A.	Put	USD	1,661.71	5/16/14	34,918	(111,323)
S&P 500 Index	Credit Suisse International	Put	USD	1,684.81	5/16/14	34,426	(130,819)
SM Energy Co.	Citibank N.A.	Put	USD	65.00	5/16/14	190,638	(243,063)
Nikkei 225 Index	BNP Paribas S.A.	Put	JPY	13,606.78	6/13/14	250,162	(496,344)
Nikkei 225 Index	JPMorgan Chase Bank N.A.	Put	JPY	13,322.61	6/13/14	183,755	(282,806)
MSCI Emerging Markets Index	Bank of America N.A.	Put	USD	852.35	6/20/14	33,290	(237,051)
MSCI Emerging Markets Index	JPMorgan Chase Bank N.A.	Put	USD	834.93	6/20/14	41,017	(290,277)
Russell 2000 Index	Morgan Stanley & Co. International PLC	Put	USD	1,034.17	6/20/14	56,105	(542,249)
S&P 500 Index	BNP Paribas S.A.	Put	USD	1,680.00	6/20/14	29,061	(287,669)
CONSOL Energy, Inc.	Credit Suisse International	Put	USD	38.00	7/18/14	254,277	(442,442)
Marathon Oil Corp.	Goldman Sachs International	Put	USD	30.00	7/18/14	639,687	(166,319)
Marathon Petroleum Corp.	Deutsche Bank AG	Put	USD	77.50	7/18/14	256,600	(591,188)
Marathon Petroleum Corp.	Goldman Sachs International	Put	USD	80.00	7/18/14	255,900	(793,290)
Rowan Cos. PLC	Goldman Sachs International	Put	USD	32.00	7/18/14	642,200	(834,860)
Phillips 66	Bank of America N.A.	Put	USD	70.00	8/15/14	255,900	(562,980)
Cimarex Energy Co.	Citibank N.A.	Put	USD	105.00	9/19/14	126,500	(746,350)
Cimarex Energy Co.	Goldman Sachs International	Put	USD	105.00	9/19/14	127,550	(752,545)

BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2014	15

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation V.I. Fund

•	OTC options written as of March 31, 2014 were as follows: (concluded)

Description	Counterparty	Put/ Call	Strike Price		Expiration Date	Contracts	Market Value
Dresser-Rand Group, Inc.	Deutsche Bank AG	Put	USD	55.00	9/19/14	127,040	$(339,832)
EQT Corp.	Citibank N.A.	Put	USD	85.00	9/19/14	255,900	(716,520)
Oceaneering International, Inc.	Citibank N.A.	Put	USD	70.00	10/17/14	127,009	(647,746)
TOPIX Index	Citibank N.A.	Put	JPY	1,047.55	12/12/14	3,241,578	(1,463,068)
SPDR Gold Shares	JPMorgan Chase Bank N.A.	Put	USD	113.65	12/31/14	198,726	(677,371)
Humana, Inc.	Deutsche Bank AG	Put	USD	90.00	1/16/15	64,380	(231,768)
Coach, Inc.	Bank of America N.A.	Put	USD	42.50	2/20/15	256,884	(534,894)
SPDR Gold Shares	JPMorgan Chase Bank N.A.	Put	USD	116.60	3/20/15	175,674	(914,773)
Total							$(29,245,631)

•	OTC interest rate swaptions written as of March 31, 2014 were as follows:

Description	Counterparty	Put/ Call	Exercise Rate	Pay/Receive Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount (000)		Market Value
10-Year Interest Rate Swap	Goldman Sachs International	Call	2.60%	Pay	3-month LIBOR	6/16/14	USD	257,927	$(428,906)
5-Year Interest Rate Swap	Deutsche Bank AG	Put	2.30%	Receive	3-month LIBOR	6/04/14	USD	163,872	(254,756)
10-Year Interest Rate Swap	Goldman Sachs International	Put	3.50%	Receive	3-month LIBOR	11/28/14	USD	322,613	(3,364,468)
Total									$(4,048,130)

•	Centrally cleared credit default swaps — buy protection outstanding as of March 31, 2014 were as follows:

Index	Pay Fixed Rate	Clearinghouse	Expiration Date	Notional Amount (000)		Unrealized Depreciation
CDX.NA.HY Series 22 Version 1	5.00%	Chicago Mercantile	6/20/19	USD	40,083	$(172,875)

•	Centrally cleared credit default swaps — sold protection outstanding as of March 31, 2014 were as follows:

Index	Receive Fixed Rate	Clearinghouse	Expiration Date	Credit Rating[1]	Notional Amount (000)[2]		Unrealized Appreciation
CDX.NA.IG Series 22 Version 1	1.00%	Chicago Mercantile	6/20/19	BBB+	USD	1,833	$1,460

[1]	Using S&P’s rating of the issuer or the underlying securities of the index, as applicable.

[2]	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

•	Centrally cleared interest rate swaps outstanding as of March 31, 2014 were as follows:

Fixed Rate	Floating Rate	Clearinghouse	Effective Date		Expiration Date	Notional Amount (000)		Unrealized Appreciation (Depreciation)
1.78%[1]	3-month LIBOR	Chicago Mercantile	9/27/15	[2]	9/27/16	USD	4,677	$19,242
1.26%[1]	3-month LIBOR	Chicago Mercantile	9/28/15	[2]	9/28/16	USD	2,500	(2,653)
Total								$16,589

[1]	Fund pays the floating rate and receives the fixed rate.

[2]	Forward swap.

•	OTC interest rate swaps outstanding as of March 31, 2014 were as follows:

Fixed Rate	Floating Rate	Counterparty	Effective Date		Expiration Date	Notional Amount (000)		Market Value	Premiums Paid (Received)	Unrealized Depreciation
1.01%[1]	3-month LIBOR	Deutsche Bank AG	9/27/15	[2]	9/27/16	USD	59,699	$(184,787)	—	$(184,787)
1.03%[1]	3-month LIBOR	Deutsche Bank AG	9/27/15	[2]	9/27/16	USD	1,650	(4,766)	—	(4,766)
1.04%[1]	3-month LIBOR	Deutsche Bank AG	9/28/15	[2]	9/28/16	USD	7,700	(25,128)	—	(25,128)

16	BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2014

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation V.I. Fund

•	OTC interest rate swaps outstanding as of March 31, 2014 were as follows: (concluded)

Fixed Rate	Floating Rate	Counterparty	Effective Date		Expiration Date	Notional Amount (000)		Market Value	Premiums Paid (Received)	Unrealized Depreciation
1.00%[1]	3-month LIBOR	Goldman Sachs International	9/28/15	[2]	9/28/16	USD	259,646	$(842,006)	—	$(842,006)
Total								$(1,056,687)	—	$(1,056,687)

[1]	Fund pays the floating rate and receives the fixed rate.

[2]	Forward swap.

•	OTC total return swaps outstanding as of March 31, 2014 were as follows:

Reference Entity	Fixed Amount	Counterparty	Expiration Date	Contract Amount	Market Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
KOSPI 200 Index	KRW 47,733,732,200[1]	Citibank N.A.	6/12/14	374	$551,522	—	$551,522
Siloam International Holdings	1-month LIBOR plus 0.75%[2]	Citibank N.A.	3/13/15	3,188,700	56,272	—	56,272
SGX Nikkei Stock Average Dividend Point Index Future December 2015	JPY 561,255,000[1]	BNP Paribas S.A.	3/31/16	213	6,191	—	6,191
SGX Nikkei Stock Average Dividend Point Index Future December 2015	JPY 576,200,000[1]	BNP Paribas S.A.	3/31/16	215	(87,487)	—	(87,487)
SGX Nikkei Stock Average Dividend Point Index Future December 2016	JPY 565,355,000[1]	BNP Paribas S.A.	3/31/17	203	157,341	—	157,341
SGX Nikkei Stock Average Dividend Point Index Future December 2016	JPY 575,505,000[1]	BNP Paribas S.A.	3/31/17	203	59,003	—	59,003
Total					$742,842	—	$742,842

[1]	Fund receives the total return of the reference entity and pays the fixed amount. Net payment made at termination.

[2]	Fund receives the total return of the reference entity and pays the floating rate. Net payment made at termination.

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, please refer to the Fund’s most recent financial statements as contained in its annual report.

BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2014	17

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation V.I. Fund

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy as of March 31, 2014:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Common Stocks:
Australia	—	$53,090,827	—	$53,090,827
Austria	—	4,445,392	—	4,445,392
Belgium	$3,870,900	13,234,659	—	17,105,559
Brazil	101,198,520	—	—	101,198,520
Canada	247,661,944	—	—	247,661,944
Chile	7,745,467	—	—	7,745,467
China	36,657,342	86,581,702	—	123,239,044
Denmark	7,183,944	—	—	7,183,944
Finland	—	2,894,016	—	2,894,016
France	44,463,820	547,314,711	—	591,778,531
Germany	—	287,614,694	—	287,614,694
Hong Kong	1,579,980	61,678,199	—	63,258,179
India	—	16,995,912	—	16,995,912
Indonesia	5,779,372	—	—	5,779,372
Ireland	50,670,119	24,687,187	—	75,357,306
Israel	2,360,760	—	—	2,360,760
Italy	—	59,159,562	—	59,159,562
Japan	—	997,326,006	—	997,326,006
Kazakhstan	9,353,918	—	—	9,353,918
Malaysia	—	35,273,870	—	35,273,870
Mexico	32,393,526	—	—	32,393,526
Netherlands	87,020,452	118,881,390	—	205,901,842
Norway	—	28,700,128	—	28,700,128
Portugal	—	7,507,650	—	7,507,650
Russia	4,279,314	9,523,654	—	13,802,968
Singapore	—	56,938,820	—	56,938,820
South Africa	—	6,516,440	—	6,516,440
South Korea	—	123,257,342	—	123,257,342
Spain	—	16,932,345	—	16,932,345
Sweden	—	68,308,460	—	68,308,460
Switzerland	2,809,098	285,675,280	—	288,484,378
Taiwan	—	22,214,474	—	22,214,474
Thailand	15,996,602	—	—	15,996,602
United Arab Emirates	19,276,378	—	—	19,276,378
United Kingdom	48,847,512	436,297,898	$9,004,311	494,149,721
United States	4,069,193,144	57,411,777	—	4,126,604,921
Corporate Bonds	—	722,714,370	102,038,429	824,752,799
Floating Rate Loan Interests	—	105,567,573	40,153,125	145,720,698
Foreign Government Obligations	—	761,253,318	—	761,253,318
Investment Companies	151,288,611	—	—	151,288,611
Preferred Securities	130,946,161	74,487,809	79,600,257	285,034,227
Rights	329,798	—	—	329,798
U.S. Treasury Obligations	—	665,444,782	—	665,444,782
Warrants	—	3,867,898	—	3,867,898
Short-Term Securities:
Foreign Agency Obligations	—	247,910,859	—	247,910,859
Money Market Funds	4,907,936	133,792,723	—	138,700,659
Time Deposits	—	1,595,370	—	1,595,370
U.S. Treasury Obligations	—	1,458,556,320	—	1,458,556,320
Options Purchased:
Equity Contracts	6,623,531	87,800,123	—	94,423,654
Interest Rate Contracts	—	12,172,158	—	12,172,158

18	BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2014

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation V.I. Fund

	Level 1	Level 2	Level 3	Total
Liabilities:
Investments:
Investments Sold Short	$(17,306,899)	—	—	$(17,306,899)
Total	$5,075,131,250	$7,703,625,698	$230,796,122	$13,009,553,070

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Assets:
Credit contracts	—	$1,460	—	$1,460
Equity contracts	$1,859,209	830,329	—	2,689,538
Foreign currency exchange contracts	—	5,729,400	—	5,729,400
Interest rate contracts	—	19,242	—	19,242
Liabilities:
Credit contracts	—	(172,875)	—	(172,875)
Equity contracts	(24,674,707)	(29,333,118)	—	(54,007,825)
Foreign currency exchange contracts	—	(5,181,607)	—	(5,181,607)
Interest rate contracts	—	(5,107,470)	—	(5,107,470)
Total	$(22,815,498)	$(33,214,639)	—	$(56,030,137)

[1]     Derivative financial instruments are swaps, financial futures contracts, forward foreign currency exchange contracts and options written. Swaps, financial futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation/depreciation on the instrument and options written are shown at value.

The carrying amount for certain of the Fund’s assets and/or liabilities approximates fair value for financial reporting purposes. As of March 31, 2014, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash	$14,707,447	—	—	$14,707,447
Foreign currency at value	340,858	—	—	340,858
Cash pledged for financial futures contracts	7,063,000	—	—	7,063,000
Cash pledged for centrally cleared swaps	3,145,000	—	—	3,145,000
Liabilities:
Cash received as collateral for OTC derivatives	—	$(50,958,108)	—	(50,958,108)
Collateral on securities loaned at value	—	(133,792,723)	—	(133,792,723)
Total	$25,256,305	$(184,750,831)	—	$(159,494,526)

There were no transfers between levels during the period ended March 31, 2014.

A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Common Stocks	Corporate Bonds	Floating Rate Loan Interests	Preferred Securities	Total
Assets:
Opening balance, as of December 31, 2013	$20,357,615	$113,359,272	$48,728,141	—	$182,445,028
Transfers into Level 3	—	—	7,646,737	—	7,646,737
Transfers out of Level 3	(206,435)	(12,917,458)	(16,159,506)	—	(29,283,399)
Other[1]	(10,402,748)	—	—	$10,402,748	—
Accrued discounts/premiums	—	34,318	41,521	—	75,839
Net realized gain (loss)	—	(26,759)	13,822	—	(12,937)
Net change in unrealized appreciation/depreciation[2]	(744,121)	2,035,772	818,103	4,748,303	6,858,057
Purchases	—	1,237,919	—	64,449,206	65,687,125
Sales	—	(1,684,635)	(935,693)	—	(2,620,328)
Closing balance, as of March 31, 2014	$9,004,311	$102,038,429	$40,153,125	$79,600,257	$230,796,122

Net change in unrealized appreciation/depreciation on investments still held at March 31, 2014[2]	$(744,121)	$2,035,772	$818,103	$4,748,303	$6,858,057

[1]	Certain Level 3 investments were re-classified between Common Stocks and Preferred Securities.
[2]

Any difference between net change in unrealized appreciation/depreciation and net change in unrealized appreciation/depreciation on investments still held at March 31, 2014 is generally due to investments no longer held or categorized as Level 3 at period end.

BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2014	19

Consolidated Schedule of Investments (concluded)	BlackRock Global Allocation V.I. Fund

The Fund’s investments that are categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.

20	BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2014

Item 2. Controls and Procedures.

(a)	The Registrant’s principal executive officer and principal financial officer evaluated the Registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the Registrant’s disclosure controls and procedures as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended, are appropriately designed to ensure that information required to be disclosed by the Registrant in the reports that it files on Form N-Q (a) is accumulated and communicated to Registrant’s management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

(b)	The Registrant’s principal executive officer and principal financial officer are aware of no change in the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications by the Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the 1940 Act, are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the 1940 Act, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Transamerica Series Trust
(Registrant)

By:	/s/ Thomas A. Swank
Thomas A. Swank
Chief Executive Officer
Date: May 23, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the 1940 Act, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Thomas A. Swank
Thomas A. Swank
Chief Executive Officer
Date:	May 23, 2014

By:	/s/ Elizabeth Strouse
Elizabeth Strouse
Principal Financial Officer
Date:	May 23, 2014